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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-2731


                           Tax-Free Investments Trust
               (Exact name of registrant as specified in charter)


              11 Greenway Plaza, Suite 100  Houston, Texas  77046
                (Address of principal executive offices)  (Zip code)

    Robert H. Graham   11 Greenway Plaza, Suite 100 Houston, Texas  77046
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (713) 626-1919

                         Date of fiscal year end: 3/31

                       Date of reporting period: 9/30/04

Item 1. Reports to Stockholders.


                                  TRUSTEES                                     TAX-FREE
Bruce L. Crockett, Chair                                  Robert H. Graham     INVESTMENTS TRUST
Bob R. Baker                                               Gerald J. Lewis     (TFIT)
Frank S. Bayley                                         Prema Mathai-Davis
James T. Bunch                                            Lewis F. Pennock                                               TAX-FREE
Albert R. Dowden                                           Ruth H. Quigley                                           CASH RESERVE
Edward K. Dunn, Jr.                                         Louis S. Sklar                                              PORTFOLIO
Jack M. Fields                                           Larry Soll, Ph.D.
Carl Frischling                                         Mark H. Williamson                                                   CASH
                                                                                                                       MANAGEMENT
                                  OFFICERS                                                                                  CLASS
Robert H. Graham                                                 President
Mark H. Williamson                                Executive Vice President                                                  Semi-
Lisa O. Brinkley           Sr. Vice President and Chief Compliance Officer                                                 Annual
Kevin M. Carome     Senior Vice President, Secretary & Chief Legal Officer                                                 Report
Sidney M. Dilgren                               Vice President & Treasurer
Stuart W. Coco                                              Vice President                                     September 30, 2004
Karen Dunn Kelley                                           Vice President
Edgar M. Larsen                                             Vice President


                             INVESTMENT ADVISOR
                            A I M Advisors, Inc.
                        11 Greenway Plaza, Suite 100
                           Houston, TX 77046-1173

                                DISTRIBUTOR
                          Fund Management Company
                        11 Greenway Plaza, Suite 100
                           Houston, TX 77046-1173

                                 CUSTODIAN
                            The Bank of New York
                               2 Hanson Place
                          Brooklyn, NY 11217-1431

                            COUNSEL TO THE FUND
                   Ballard Spahr Andrews & Ingersoll, LLP
                       1735 Market Street, 51st Floor
                        Philadelphia, PA 19103-7599

                          COUNSEL TO THE TRUSTEES
                   Kramer, Levin, Naftalis & Frankel LLP
                              919 Third Avenue
                          New York, NY 10022-3852

                               TRANSFER AGENT
                       AIM Investment Services, Inc.
                        11 Greenway Plaza, Suite 100
                           Houston, TX 77046-1173


A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the fund voted proxies related to its portfolio securities during the 12 months ended 6/30/04 is available at our Web site.
Go to AIMinvestments.com, access the About Us tab, click on Required
Notices and then click on Proxy Voting Activity. Next, select your fund from the drop-down menu.


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


TFIT-SAR-3

LETTER TO OUR SHAREHOLDERS

                   DEAR SHAREHOLDER:

                   This is the semiannual report on the performance of the Cash
[PHOTO OF          Management Class of the Tax-Free Cash Reserve Portfolio of
ROBERT H.          Tax-Free Investments Trust, a money market fund investing in
GRAHAM]            short-term municipal bonds of the highest credit ratings. The report is for the six-month period ended September 30, 2004.
ROBERT H. GRAHAM
                       Historically low interest rates resulted in low yields
                   for money market instruments.

                       The Federal Reserve (the Fed), which had left the federal
                   funds target rate at 1.00% since June 2003 (the lowest rate since 1958), increased the rate by 0.25% (or 25 basis points) three times during the six-month reporting period. With the latest increase on September 21, the rate stood at 1.75%. The federal funds rate is the interest rate at which depository institutions lend balances at the Fed to other depository institutions overnight. The federal funds rate does not mandate the rates offered on municipal bonds. However, the low-interest rate environment resulting from the federal funds rate, as well as the overall economic climate itself, affects all fixed-income investing.

    Indications of sustained economic growth characterized the bond market during the second quarter of 2004, according to The Bond Market Association's Research Quarterly. The report noted that considering interest rate volatility in 2004, bond markets in general have responded well to sustained economic growth. However, municipal bond issuance declined in the quarter amid rising rates and a flattening yield curve.

   Economic activity continued to expand throughout the reporting period, according to Beige Books published by the Fed. The nation's gross domestic product, generally considered the broadest measure of economic activity, grew at an annualized rate of 3.3% in the second quarter and 3.7% in the third quarter of 2004. According to the Department of Labor, 1.05 million jobs were created during the reporting period. However, a slowdown in job growth led to declining consumer confidence in August and September, according to The Conference Board. At the close of the fiscal year, the unemployment rate stood at 5.4%.

   The September Beige Book reported that the economy continued to improve in July and August, with 11 districts reporting increased activity levels during the summer. All but one district reported an increase in manufacturing activity. Labor markets remained slack across the nation, with few reports of occupational shortages, while retail sales improved modestly in July and August, according to the Beige Book report.

YOUR INVESTMENT PORTFOLIO

For the six-month period ended September 30, 2004, the seven-day SEC and monthly yields for the Tax-Free Cash Reserve Portfolio's Cash Management Class were 1.19% and 1.07%, respectively. The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses,

==================================
PORTFOLIO COMPOSITION BY MATURITY
In days, as of 9/30/04

1-7                         75.5%

8-14                         2.6

15-60                        7.7

61-120                       6.7

121-180                      1.8

181-240                      0.7

241+                         5.0

The number of days to maturity of
each holding is determined in
accordance with the provisions of
Rule 2a-7 under the Investment
Company Act of 1940.
==================================


[AIM INVESTMENTS LOGO APPEARS HERE]
     --Registered Trademark--                                        (continued)

The views and opinions       performance would have been lower. Through a
expressed in this letter     combination of short-term cash management vehicles
are those of A I M           and selective use of a longer maturity schedule
Advisors, Inc. These         for higher yields, the portfolio continued to
views and opinions are       provide relatively attractive returns. The
subject to change at any     weighted average maturity (WAM) remained in the
time based on factors        25- to 42-day range; at the close of the reporting
such as market and           period, the WAM stood at 35 days. The portfolio
economic conditions.         continued to maintain a relatively short maturity
These views and opinions     structure to take advantage of any sudden rise in
may not be relied upon as    market yields.
investment advice or
recommendations, or as an        The portfolio continued to hold the highest
offer for a particular       credit-quality ratings given by three widely known
security. Statements of      credit rating agencies: AAAm from Standard &
fact are from sources        Poor's, Aaa from Moody's and AAA from
considered reliable, but     FitchRatings. Fund ratings are subject to change
A I M Advisors, Inc.         and are based on several factors including an
makes no representation      analysis of a portfolio's overall credit quality,
or warranty as to their      market price exposure and management.
completeness or accuracy.
Although historical              The Tax-Free Cash Reserve Portfolio seeks to
performance is no            provide as high a level of tax-exempt income as is
guarantee of future          consistent with preservation of capital and
results, these insights      maintenance of liquidity by investing in
may help you understand      high-quality, short-term municipal obligations.
our investment management    The portfolio invests solely in securities that,
philosophy.                  at the time of investment, are "First Tier," as
                             defined in Rule 2a-7 under the Investment Company
                             Act of 1940.
THIS REPORT MUST BE
ACCOMPANIED OR PRECEDED      IN CONCLUSION
BY A CURRENTLY EFFECTIVE
FUND PROSPECTUS, WHICH       Despite raising the federal funds rate for the
CONTAINS MORE COMPLETE       third time since June 24, as the reporting period
INFORMATION, INCLUDING       ended, the Fed believed that monetary policy
SALES CHARGES AND            remains accommodative. After the September rate
EXPENSES. READ IT            increase, the Fed stated that it expects
CAREFULLY BEFORE YOU         underlying inflation to be relatively low, but
INVEST.                      that it would "respond to changes in economic
                             prospects as needed to maintain price stability."

PERFORMANCE QUOTED IS            We are pleased to send you this report on your
PAST PERFORMANCE AND         investment. AIM is committed to the primary goals
CANNOT GUARANTEE             of safety, liquidity and yield in institutional
COMPARABLE FUTURE            fund management. We are also dedicated to customer
RESULTS; CURRENT             service. Should you have comments or questions
PERFORMANCE MAY BE LOWER     about this report, please contact one of our
OR HIGHER. VISIT             representatives at 800-659-1005.
AIMINVESTMENTS.COM FOR
THE MOST RECENT MONTH-END    Sincerely,
PERFORMANCE.
                             /S/ ROBERT H. GRAHAM
                             --------------------------------------
AN INVESTMENT IN THE FUND    Robert H. Graham
IS NOT INSURED OR            Chairman, A I M Management Group Inc.
GUARANTEED BY THE FEDERAL
DEPOSIT INSURANCE            Beginning with fiscal periods ending after
CORPORATION OR ANY OTHER     December 31, 2004, the fund files its complete
GOVERNMENT AGENCY.           schedule of portfolio holdings with the Securities
ALTHOUGH THE FUND SEEKS      and Exchange Commission ("SEC") for the first and
TO PRESERVE THE VALUE OF     third quarters of each fiscal year on Form N-Q.
YOUR INVESTMENT AT $1.00     The fund's Form N-Q filings are available on the
PER SHARE, IT IS POSSIBLE    SEC's website at http://www.sec.gov. Copies of the
TO LOSE MONEY BY             fund's Forms N-Q may be reviewed and copied at the
INVESTING IN THE FUND.       SEC's Public Reference Room at 450 Fifth Street,
                             N.W., Washington, D.C. 20549-0102. You can obtain
                             information on the operation of the Public
                             Reference Room, including information about
                             duplicating fee charges, by calling 1-202-942-8090
                             or by electronic request at the following E-mail
                             address: publicinfo@sec.gov. The SEC file numbers
                             for the fund are 8112731 and 2-58286. The fund's
                             most recent portfolio holdings, as filed on Form
                             N-Q, are also available at www.aiminvestments.com.

INFORMATION ABOUT YOUR FUND'S EXPENSES

EXAMPLE

As a shareholder of the fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2004 - September 30, 2004.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

================================================================================

                                                                   HYPOTHETICAL
                                        ACTUAL                  (5% ANNUAL RETURN
                                                                  BEFORE EXPENSES)

                 BEGINNING        ENDING        EXPENSES       ENDING       EXPENSES
               ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING  ACCOUNT VALUE  PAID DURING
                 (04/01/04)   (09/30/04)(1)    PERIOD(2)     (09/30/04)    PERIOD(2)
CASH
MANAGEMENT
CLASS            $1,000.00       $1,004.20        $1.51       $1,023.56       $1.52

(1) The actual ending account value is based on the actual total return of the fund for the period April 1, 2004 to September 30, 2004 after actual expenses and will differ from the hypothetical ending account value which is based on the fund's expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period April 1, 2004 to September 30, 2004 was 0.42% for Cash Management Class shares.

(2) Expenses are equal to the fund's annualized expense ratio (0.30% for Cash Management Class shares) multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
================================================================================

SCHEDULE OF INVESTMENTS

September 30, 2004
(Unaudited)

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------

MUNICIPAL OBLIGATIONS-100.40%

ALABAMA-1.62%

Birmingham (City of) Public Parks &
  Recreation Board
  (Children's Zoo Project); VRD Series 2002
  RB
  (LOC-AmSouth Bank)
  1.84%, 05/01/07(b(c)                             --    VMIG-1    $ 2,925   $    2,925,000
-------------------------------------------------------------------------------------------
Birmingham (City of) Public Parks &
  Recreation Board
  (YMCA Project); Refunding VRD Series 1996
  RB
  (LOC-AmSouth Bank)
  1.84%, 06/01/16(b)(c)                            --    VMIG-1      1,990        1,990,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Birmingham
  Waterworks & Sewer Board);
  VRD Series 2002-6009 Class A COP
  (Acquired 11/05/02; Cost $4,100,000)
  1.75%, 01/01/43(c)(d)(e)                       A-1+        --      4,100        4,100,000
-------------------------------------------------------------------------------------------
  VRD Series 2003-0007 Class A COP
  (Acquired 04/16/03; Cost $7,370,000)
  1.75%, 01/01/43(c)(d)(e)                       A-1+        --      7,370        7,370,000
-------------------------------------------------------------------------------------------
Homewood (City of) Medical Clinic Board
  (Lakeshore Foundation Project); Lease
  Revenue VRD Series 2000 RB
  (LOC-AmSouth Bank)
  1.84%, 11/01/24(b)(c)                           A-1        --      6,046        6,046,000
-------------------------------------------------------------------------------------------
Mobile (City of); Port City Medical Clinic
  Board (Infirmary Health); VRD Series 1998 B
  RB
  1.71%, 02/01/25(c)(f)                           A-1    VMIG-1      5,000        5,000,000
-------------------------------------------------------------------------------------------
Montgomery (City of) Industrial Development
  Board
  (Industrial Partners Project); Refunding
  VRD Series 1989 IDR
  (LOC-SunTrust Bank)
  1.73%, 01/01/07(b)(c)                            --       Aa2        635          635,000
-------------------------------------------------------------------------------------------
Oxford (City of); Unlimited Tax VRD Series
  2003 GO Wts.
  (LOC-Branch Banking & Trust)
  1.73%, 07/01/15(b)(c)                            --    VMIG-1      5,180        5,180,000
-------------------------------------------------------------------------------------------
Ridge (City of) Improvement District; Special
  Assessment VRD Series 2000 RB (LOC-AmSouth
  Bank)
  1.73%, 10/01/25(b)(c)                            --    VMIG-1     13,335       13,335,000
-------------------------------------------------------------------------------------------
Tuscaloosa (City of) Educational Building
  Authority (Stillman College Project);
  Refunding Capital Improvement VRD Series
  2002 A RB (LOC-AmSouth Bank)
  1.84%, 10/01/23(b)(c)                            --    VMIG-1        500          500,000
===========================================================================================
                                                                                 47,081,000
===========================================================================================

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------

ALASKA-0.13%

Alaska (State of) Industrial Development &
  Export Authority
  (Safeway Inc. Projects); Refunding VRD
  Series 1991 IDR
  (LOC-Deutsche Bank A.G.)
  1.45%, 12/01/04(b)(g)(h)                        A-1        --    $ 1,895   $    1,895,000
-------------------------------------------------------------------------------------------
Alaska (State of) Industrial Development
  Authority
  (Alaska Hotel Properties Inc. Project); VRD
  Series 1986 IDR
  (LOC-Royal Bank of Scotland)
  (Acquired 12/17/02; Cost $800,000)
  1.70%, 06/01/06(b)(c)(d)                         --       Aa1        800          800,000
-------------------------------------------------------------------------------------------
Matanuska-Susitna (Borough of); Unlimited Tax
  Series 1998 A GO
  4.50%, 03/01/05(f)                              AAA       Aaa      1,000        1,012,718
===========================================================================================
                                                                                  3,707,718
===========================================================================================

ARIZONA-1.43%

Apache (County of) Industrial Development
  Authority
  (Tucson Electric Power Co.); Floating Rate
  Series 1982 A IDR
  (LOC-Credit Suisse First Boston)
  1.75%, 12/15/18(b)(c)                           A-1    VMIG-1      6,625        6,625,000
-------------------------------------------------------------------------------------------
Casa Grande (City of) Industrial Development
  Authority (Center Park Apartments Project);
  Refunding Multi-Family Housing VRD Series
  2001 A IDR (CEP-Federal National Mortgage
  Association)
  1.72%, 06/15/31(c)                               --    VMIG-1      2,010        2,010,000
-------------------------------------------------------------------------------------------
Casa Grande (City of) Industrial Development
  Authority (Quail Gardens Apartments);
  Refunding Multi-Family Housing VRD Series
  2001 A IDR (CEP-Federal National Mortgage
  Association)
  1.72%, 06/15/31(c)                               --    VMIG-1      1,550        1,550,000
-------------------------------------------------------------------------------------------
Phoenix (City of) Civic Improvement Corp.;
  Wastewater System Series 2003 BAN
  1.22%, 11/12/04                                A-1+       P-1     10,000       10,000,000
-------------------------------------------------------------------------------------------
  1.23%, 12/16/04                                A-1+       P-1      5,000        5,000,000
-------------------------------------------------------------------------------------------
  1.27%, 01/10/05                                A-1+       P-1      6,000        6,000,000
-------------------------------------------------------------------------------------------
Phoenix (City of) Industrial Development
  Authority
  (Lynwood Apartments Project); Refunding VRD
  Series 1994 IDR
  (CEP-Federal Home Loan Bank)
  1.75%, 10/01/25(c)                             A-1+        --      6,020        6,020,000
-------------------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Tucson Electric Power
  Co.-Irvington Road Project); VRD Series
  1982 IDR (LOC-Credit Suisse First Boston)
  1.68%, 10/01/22(b)(c)                           A-1    VMIG-1      2,000        2,000,000
-------------------------------------------------------------------------------------------
University of Arizona (University of Arizona
  Projects);
  VRD Series 2004 B COP
  1.64%, 06/01/31(c)(f)                          A-1+    VMIG-1      2,550        2,550,000
===========================================================================================
                                                                                 41,755,000
===========================================================================================

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------

ARKANSAS-0.09%

Pulaski (County of) Public Facilities Board
  (Health Facilities-Central Arkansas
  Radiation Therapy Inc. Project);
  Educational Facilities VRD Series 2001 RB
  (LOC-Bank of America N.A.)
  1.75%, 07/01/08(b)(c)(i)                         --        --    $ 2,500   $    2,500,000
===========================================================================================

CALIFORNIA-0.05%

San Diego (County of) (Friends of Chabad
  Lubavitch);
  VRD Series 2003 COP (LOC-Comerica Bank)
  1.78%, 01/01/23(b)(c)(i)                         --        --      1,500        1,500,000
===========================================================================================

COLORADO-2.39%

Colorado (State of) Educational & Cultural
  Facilities Authority (Denver Art Museum
  Project); VRD Series 2003 RB
  (LOC-Wells Fargo Bank N.A.)
  1.71%, 01/01/33(b)(c)                          A-1+        --      1,000        1,000,000
-------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Denver Seminary
  Project); VRD Series 2004 RB
  (LOC-Wells Fargo Bank N.A.)
  1.71%, 07/01/24(b)(c)                          A-1+        --      1,200        1,200,000
-------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (National Cable
  Television Center & Museum Project);
  VRD Series 1999 RB (LOC-Wells Fargo Bank
  N.A.)
  1.71%, 10/01/06(b)(c)                          A-1+        --      1,505        1,505,000
-------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority
  (Regis Jesuit High School Project); VRD
  Series 2003 RB
  (LOC-Wells Fargo Bank N.A.)
  1.71%, 12/01/33(b)(c)                          A-1+        --      5,015        5,015,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority
  (Arapahoe House Project); VRD Series 2004 A
  RB
  (LOC-Wells Fargo Bank N.A.)
  1.76%, 04/01/24(b)(c)                          A-1+        --      1,200        1,200,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority
  (Christian Living Project); Refunding VRD
  Series 2002 A RB
  (LOC-U.S. Bank N.A.)
  1.74%, 01/01/31(b)(c)                          A-1+        --      3,400        3,400,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority
  (Craig Hospital Project); Refunding VRD
  Series 2003 RB
  (LOC-Wells Fargo Bank N.A.)
  1.71%, 12/01/20(b)(c)                          A-1+        --      5,605        5,605,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority
  (Golden West Manor Inc. Project); VRD
  Series 2002 A RB
  (LOC-U.S. Bank N.A.)
  1.74%, 07/01/32(b)(c)                          A-1+        --      4,210        4,210,000
-------------------------------------------------------------------------------------------
Colorado Springs (City of) (Pikes Peak Mental
  Health);
  VRD Series 2003 RB (LOC-Wells Fargo Bank
  N.A.)
  1.71%, 03/15/23(b)(c)                          A-1+        --      3,570        3,570,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

Denver (City & County of) (Kentucky Circle
  Village Project); VRD Series 2000 RB
  (LOC-Mountain States Bank, U.S. Bank N.A.)
  1.74%, 10/01/29(b)(c)                          A-1+        --    $ 1,740   $    1,740,000
-------------------------------------------------------------------------------------------
Idaho Springs (City of); (Safeway Inc.
  Project);
  Refunding VRD Series 1993 IDR (LOC-Deutsche
  Bank A.G.)
  1.45%, 12/01/04(b)(g)(h)                       A-1+        --        940          940,000
-------------------------------------------------------------------------------------------
Jefferson (County of) School District No.
  R-001; Series 2004 A TAN
  3.00%, 06/30/05                               SP-1+     MIG-1     30,000       30,332,309
-------------------------------------------------------------------------------------------
Lafayette (City of) Exempla Improvement
  District
  (Special Improvement No. 2-01);
  Refunding Special Assessment VRD Series
  2002 RB
  (LOC-Wells Fargo Bank N.A.)
  1.72%, 12/01/22(b)(c)                          A-1+        --      1,000        1,000,000
-------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (City & County of
  Denver Water);
  VRD Series 2003 PT-1872 RB
  (Acquired 05/29/03; Cost $7,830,000)
  1.73%, 12/01/22(c)(d)(e)(i)                      --        --      7,830        7,830,000
-------------------------------------------------------------------------------------------
Regional Transportation (District of);
  Refunding Sales Tax Series 2003 A RB
  3.00%, 11/01/04(f)                              AAA       Aaa      1,000        1,001,613
===========================================================================================
                                                                                 69,548,922
===========================================================================================

CONNECTICUT-0.09%

Connecticut (State of) Development Authority
  (Central Vermont Public Service); Floating
  Rate Series 1985 PCR
  (LOC-Royal Bank of Scotland)
  1.35%, 12/01/15(b)(j)                          A-1+        --      1,400        1,400,000
-------------------------------------------------------------------------------------------
Connecticut (State of) Development Authority
  (Connecticut Water Co. Project); Refunding
  Water Facilities VRD Series 2004 B RB
  (LOC-Royal Bank of Scotland)
  1.70%, 09/01/28(b)(c)                          A-1+        --      1,125        1,125,000
===========================================================================================
                                                                                  2,525,000
===========================================================================================

DELAWARE-0.28%

Delaware (State of) Economic Development
  Authority
  (Independent School Inc. Project); VRD
  Series 2003 RB
  (LOC-Royal Bank of Scotland)
  1.69%, 07/01/33(b)(c)                          A-1+        --      8,250        8,250,000
===========================================================================================

DISTRICT OF COLUMBIA-0.89%

District of Columbia (Consortium Issue); VRD
  Series 1998 RB
  (LOC-Wachovia Bank N.A.)
  1.69%, 07/01/23(b)(c)                           A-1        --     15,755       15,755,000
-------------------------------------------------------------------------------------------
District of Columbia (National Children's
  Center Inc.);
  VRD Series 1993 RB (LOC-Bank of America
  N.A.)
  1.70%, 02/01/20(b)(c)                          A-1+        --      3,385        3,385,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA-(CONTINUED)

District of Columbia (Resources for the
  Future Inc.);
  VRD Series 1998 RB (LOC-Wachovia Bank N.A.)
  (Acquired 09/26/03; Cost $2,015,000)
  1.75%, 08/01/29(b)(c)(d)                        A-1        --    $ 2,015   $    2,015,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (District of Columbia
  Water & Sewer Authority); VRD Series 2003
  A12 RB
  (Acquired 02/24/03; Cost $4,655,000)
  1.74%, 10/01/17(c)(d)(e)                         --    VMIG-1      4,655        4,655,000
===========================================================================================
                                                                                 25,810,000
===========================================================================================

FLORIDA-3.88%

ABN AMRO Munitops Ctfs. Trust (County of
  Escambia);
  Refunding Florida Non-AMT VRD Series
  2002-24 Ctfs.
  (Acquired 10/24/02; Cost $5,000,000)
  1.73%, 10/01/10(c)(d)(e)                         --    VMIG-1      5,000        5,000,000
-------------------------------------------------------------------------------------------
Capital Projects Finance Authority (Capital
  Projects Loan Program); VRD Series 1997 A
  RB
  1.74%, 08/01/17(c)(f)                          A-1+        --      1,050        1,050,000
-------------------------------------------------------------------------------------------
Clay (County of) Housing Finance Authority
  (Bluff Housing); Refunding Multi-Family
  Housing VRD Series 2001 A RB
  (CEP-Federal Home Loan Mortgage Corp.)
  1.70%, 11/01/14(c)                             A-1+        --      1,150        1,150,000
-------------------------------------------------------------------------------------------
Collier (County of) Health Facilities
  Authority
  (Cleveland Clinic Health); VRD Hospital
  Series 2003 C-2 BAN
  (LOC-JPMorgan Chase Bank)
  1.55%, 11/22/04(c)                             A-1+    VMIG-1      3,500        3,500,000
-------------------------------------------------------------------------------------------
Collier (County of) Industrial Development
  Authority
  (Redlands Christian Migrant); VRD Series
  2001 RB
  (LOC-Bank of America N.A.)
  1.75%, 12/01/26(b)(c)(i)                         --        --      2,900        2,900,000
-------------------------------------------------------------------------------------------
Duval (County of) Housing Finance Authority
  (Sunbeam Road Apartments Project);
  Refunding Multi-Family Housing VRD Series
  1997 RB
  (LOC-Bank of America N.A.)
  1.70%, 07/01/25(b)(c)                          A-1+        --      1,000        1,000,000
-------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (Baptist Medical Center Project);
  VRD Hospital Series 2003 B RB
  (LOC-Bank of America N.A.)
  0.98%, 12/22/04(b)(g)(k)                       A-1+        --     19,000       19,000,000
-------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority
  (Samuel C. Taylor Foundation Project); VRD
  Series 1998 RB (LOC-Bank of America N.A.)
  (Acquired 02/20/01; Cost $2,800,000)
  1.75%, 12/01/23(b)(c)(d)(i)                      --        --      2,800        2,800,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Jacksonville (City of) Health Facilities
  Authority (University of Florida
  Jacksonville Physicians, Inc.); VRD Series
  2002 RB
  (LOC-Bank of America N.A.)
  1.73%, 06/01/22(b)(c)                            --    VMIG-1    $12,140   $   12,140,000
-------------------------------------------------------------------------------------------
Lakeland (City of) Electric & Water;
  Refunding Series 1992 RB
  5.63%, 10/01/04(l)                              NRR        --      2,000        2,000,000
-------------------------------------------------------------------------------------------
Marion (County of) Hospital District (Munroe
  Regional Health System); Health System
  Improvement VRD Series 2000 RB
  (LOC-AmSouth Bank)
  1.72%, 10/01/30(b)(c)                            --    VMIG-1     13,375       13,375,000
-------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (State of Florida
  Mid-Bay Bridge Authority); VRD Series 2002
  PT-1531 RB
  (Acquired 10/10/02; Cost $9,100,000)
  1.72%, 10/01/18(c)(d)(e)                       A-1+        --      9,100        9,100,000
-------------------------------------------------------------------------------------------
Miami-Dade (County of) Educational Facilities
  Authority
  (Carlos Albizu University Project); VRD
  Series 2000 RB
  (LOC-Bank of America N.A.)
  1.75%, 12/01/25(b)(c)(i)                         --        --      9,400        9,400,000
-------------------------------------------------------------------------------------------
Miami-Dade (County of) Industrial Development
  Authority
  (Palmer Trinity Private School Project);
  VRD Series 1999 IDR
  (LOC-Bank of America N.A.)
  1.75%, 12/01/19(b)(c)(i)                         --        --      3,300        3,300,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (State of Florida Department of
  Environmental Protection); Floating Rate
  Trust Ctfs. VRD Series 2002-722 RB
  (Acquired 11/13/02; Cost $9,850,000)
  1.73%, 07/01/22(c)(d)(e)                        A-1        --      9,850        9,850,000
-------------------------------------------------------------------------------------------
North Miami (City of) Educational Facilities
  (Miami Country Day School Project); VRD
  Series 1999 RB
  (LOC-Bank of America N.A.)
  1.75%, 08/01/19(b)(c)(i)                         --        --      1,550        1,550,000
-------------------------------------------------------------------------------------------
Orange (County of) Health Facilities
  Authority
  (Adventist Health System); VRD Series 1992
  RB
  (LOC-SunTrust Bank)
  1.70%, 11/15/14(b)(c)                          A-1+    VMIG-1      1,155        1,155,000
-------------------------------------------------------------------------------------------
Orange (County of) Health Facilities
  Authority (Presbyterian Retirement
  Communities Project); VRD Series 1998 RB
  (LOC-Bank of America N.A.)
  (Acquired 01/29/02-09/01/04; Cost
  $5,129,000)
  1.75%, 11/01/28(b)(c)(d)(i)                      --        --      5,129        5,129,000
-------------------------------------------------------------------------------------------
Palm Beach (County of) Educational Facilities
  Authority (Atlantic College Project);
  Educational Facilities VRD Series 2001 RB
  (LOC-Bank of America N.A.)
  1.75%, 12/01/31(b)(c)(i)                         --        --      2,800        2,800,000
-------------------------------------------------------------------------------------------
Pasco (County of); Refunding Water & Sewer
  Series 2002 RB
  5.00%, 10/01/04(f)                              AAA       Aaa      1,000        1,000,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Tampa (City of) (Agency for Community
  Treatment DACCO Project); VRD Series 2001
  RB (LOC-Bank of America N.A.)
  1.75%, 07/01/22(b)(c)(i)                         --        --    $ 5,080   $    5,080,000
-------------------------------------------------------------------------------------------
University of North Florida Foundation, Inc.
  (Parking System);
  VRD Series 1998 RB (LOC-Wachovia Bank N.A.)
  1.73%, 05/01/28(b)(c)                           A-1        --        800          800,000
===========================================================================================
                                                                                113,079,000
===========================================================================================

GEORGIA-5.07%

Athens-Clarke (County of) Unified Government
  Development Authority (University of
  Georgia Athletic Association Project);
  VRD Series 2003 RB (LOC-Bank of America
  N.A.)
  1.76%, 08/01/33(b)(i)(m)                         --        --      3,500        3,500,000
-------------------------------------------------------------------------------------------
Clayton (County of) Development Authority
  (Delta Airlines Project); Special
  Facilities VRD Series 2000 A RB
  (CEP-General Electric Capital Corp.)
  1.71%, 06/01/29(c)                             A-1+    VMIG-1      7,500        7,500,000
-------------------------------------------------------------------------------------------
Cobb (County of) Housing Authority (Tamarron
  Apartments Project); Refunding Multi-Family
  Housing VRD Series 2003 RB
  (CEP-Federal Home Loan Mortgage Corp.)
  1.70%, 03/01/24(c)                             A-1+        --      5,050        5,050,000
-------------------------------------------------------------------------------------------
Cobb (County of) School District; Limited Tax
  Series 2004 GO
  1.75%, 12/31/04                                  --     MIG-1     20,000       20,038,500
-------------------------------------------------------------------------------------------
DeKalb (County of) Hospital Authority
  (DeKalb Medical Center Inc. Project); VRD
  Series 2000 B RB
  (LOC-Wachovia Bank N.A.)
  1.69%, 10/01/25(b)(c)                            --    VMIG-1     10,925       10,925,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Georgia);
  VRD Series 2000-1001 C COP (Acquired
  07/26/00; Cost $20,000,000)
  1.75%, 07/01/15(c)(d)(e)                       A-1+        --     20,000       20,000,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (City of Dalton); Utilities VRD
  Series 2003 A02 RB
  (Acquired 08/25/04; Cost $4,895,000)
  1.74%, 01/01/12(c)(d)(e)                         --    VMIG-1      4,895        4,895,000
-------------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Bridgeway Foundation for Education
  Project); Educational Facilities VRD Series
  2000 RB
  (LOC-Wachovia Bank N.A.)
  1.74%, 06/01/15(b)(c)                           A-1        --      1,400        1,400,000
-------------------------------------------------------------------------------------------
Fulton (County of) Hospital Authority
  (Northside Hospital Inc.);
  VRD Series 2003 A RAN (LOC-Wachovia Bank
  N.A.)
  1.69%, 10/01/18(b)(c)                            --    VMIG-1     28,860       28,860,000
-------------------------------------------------------------------------------------------
Georgia (State of); Unlimited Tax Series 1999
  D GO
  5.80%, 11/01/04                                 AAA       Aaa      1,400        1,405,461
-------------------------------------------------------------------------------------------
Gwinnett (County of) School District; Limited
  Construction Sales Tax Notes Series 2004 GO
  1.75%, 12/30/04                                  --     MIG-1     15,000       15,025,977
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

Houston (County of) Hospital Authority; VRD
  Series 2002 RB
  (LOC-Wachovia Bank N.A.)
  1.69%, 10/01/14(b)(c)                           A-1        --    $ 9,230   $    9,230,000
-------------------------------------------------------------------------------------------
Private Colleges & Universities Authority
  (Mercer University Project); VRD Series
  2003 RB (LOC-Branch Banking & Trust)
  1.82%, 10/01/32(b)(c)                            --    VMIG-1      7,260        7,260,000
-------------------------------------------------------------------------------------------
Roswell (City of) Housing Authority (Rosemont
  Apartments Project); Refunding Multi-Family
  Housing VRD Series 2003 RB
  (CEP-Federal Home Loan Mortgage Corp.)
  1.70%, 01/01/34(c)                             A-1+        --     10,555       10,555,000
-------------------------------------------------------------------------------------------
Smyrna (City of) Hospital Authority
  (Ridgeview Institute Inc. Project); VRD
  Series 2002 RB (LOC-Wachovia Bank N.A.)
  1.74%, 11/01/27(b)(c)                            --    VMIG-1      2,210        2,210,000
===========================================================================================
                                                                                147,854,938
===========================================================================================

HAWAII-0.37%

Eagle Tax Exempt Trust (State of Hawaii); VRD
  Series 2000-1101 COP (Acquired 01/11/01;
  Cost $6,000,000)
  1.75%, 12/01/16(c)(d)(e)                       A-1+        --      6,000        6,000,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (State of Hawaii);
  Unlimited Tax VRD Series 2003 A16 GO
  (Acquired 02/27/03; Cost $3,885,000)
  1.74%, 07/01/18(c)(d)(e)                         --    VMIG-1      3,885        3,885,000
-------------------------------------------------------------------------------------------
Hawaii (State of); Refunding Unlimited Tax
  Series 1997 CO GO
  6.00%, 03/01/05(f)                              AAA       Aaa      1,000        1,020,421
===========================================================================================
                                                                                 10,905,421
===========================================================================================

IDAHO-0.47%

Custer (County of) Pollution Control (Amoco
  Oil Co.-Standard Oil Industry Project); VRD
  Series 1983 RB
  0.90%, 04/01/05(g)(h)                          A-1+       Aa1     10,000       10,000,000
-------------------------------------------------------------------------------------------
Magic Valley Healthcare System Inc.
  (Magic Valley Regional Medical Center
  Project);
  VRD Series 2001 RB (LOC-Wells Fargo Bank
  N.A.)
  1.71%, 12/01/21(b)(c)                            --    VMIG-1      3,640        3,640,000
===========================================================================================
                                                                                 13,640,000
===========================================================================================

ILLINOIS-14.26%

ABN AMRO Munitops Ctfs. Trust (City of
  Chicago); Refunding
  Multi-State Non-AMT VRD Limited Tax Series
  2001-34 Ctfs. (Acquired 11/15/01; Cost
  $10,000,000)
  1.75%, 07/01/07(c)(d)(e)                         --    VMIG-1     10,000       10,000,000
-------------------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois Sales Tax); VRD Series
  1998-25 Class A RB
  (Acquired 08/26/99; Cost $10,000,000)
  1.75%, 03/15/07(c)(d)(e)                        A-1       Aa2     10,000       10,000,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois);
  VRD Series 2002-190 Class A RB
  (Acquired 05/06/02; Cost $10,130,000)
  1.75%, 06/05/14(c)(d)(e)                        A-1        --    $10,130   $   10,130,000
-------------------------------------------------------------------------------------------
Chicago (City of); VRD Limited Tax Obligation
  Tender Series 2004 GO (LOC-State Street
  Bank & Trust Co.)
  1.05%, 01/13/05(b)(g)(k)                      SP-1+     MIG-1      4,000        4,000,000
-------------------------------------------------------------------------------------------
Chicago (City of); VRD Unlimited Tax Series
  2002 B GO
  1.70%, 01/01/37(c)(f)                          A-1+    VMIG-1      8,400        8,400,000
-------------------------------------------------------------------------------------------
Crestwood (City of) (Trinity Christian
  College);
  VRD Series 2003 RB (LOC-Fifth Third Bank)
  1.51%, 09/01/28(b)(c)                          A-1+        --      3,775        3,775,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago Water
  & Sewer); VRD Series 2001-1308 COP
  (Acquired 12/12/01; Cost $8,655,000)
  1.75%, 11/01/26(c)(d)(e)                       A-1+        --      8,655        8,655,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago); VRD
  Series 2001-1305 COP (Acquired 04/02/01;
  Cost $4,950,000)
  1.84%, 01/01/35(c)(d)(e)                       A-1+        --      4,950        4,950,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (County of Cook
  Regional Transportation Authority); VRD
  Series 2000-1303 COP
  (Acquired 03/26/01; Cost $19,000,000)
  1.75%, 07/01/23(c)(d)(e)                       A-1+        --     19,000       19,000,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Illinois);
  VRD Unlimited Tax Series 2003-0023 Class A
  COP
  (Acquired 06/12/03; Cost $3,775,000)
  1.75%, 06/01/15(c)(d)(e)                       A-1+        --      3,775        3,775,000
-------------------------------------------------------------------------------------------
  VRD Series 2000-1304 COP (Acquired
  06/27/00; Cost $7,340,000)
  1.75%, 06/01/21(c)(d)(e)                       A-1+        --      7,340        7,340,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Chicago Park
  District);
  VRD Unlimited Tax Series 2002-1306 Class A
  COP
  (Acquired 05/02/02; Cost $5,500,000)
  1.75%, 01/01/29(c)(d)(e)                       A-1+        --      5,500        5,500,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago
  Public Building Commission); VRD Series
  2003-0015 Class A COP (Acquired 05/14/03;
  Cost $2,800,000)
  1.75%, 12/01/14(c)(d)(e)                       A-1+        --      2,800        2,800,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (Central Lake County
  Joint Action Water Agency); VRD Series 2003
  B18 RB
  (Acquired 02/19/03; Cost $3,155,000)
  1.74%, 05/01/20(c)(d)(e)                         --    VMIG-1      3,155        3,155,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (City of Chicago Board of
  Education);
  VRD Unlimited Tax Series 2000 A4 GO
  (Acquired 11/12/03; Cost $4,845,000)
  1.30%, 11/10/04(d)(e)(g)(k)(n)                   --    VMIG-1      4,845        4,845,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

First Union MERLOTs (City of Chicago); VRD
  Limited Tax Series 2000 A12 GO (Acquired
  10/13/00; Cost $10,000,000)
  1.74%, 01/01/23(c)(d)(e)                         --    VMIG-1    $10,000   $   10,000,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (City of Chicago
  Emergency Telephone System); VRD Limited
  Tax Series 2002 A44 GO
  (Acquired 08/02/02; Cost $7,855,000)
  1.74%, 01/01/20(c)(d)(e)                         --    VMIG-1      7,855        7,855,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (Cook County Regional
  Transportation Authority);
  VRD Unlimited Tax Series 2001 A93 GO
  (Acquired 10/10/01; Cost $3,670,000)
  1.74%, 07/01/27(c)(d)(e)                         --    VMIG-1      3,670        3,670,000
-------------------------------------------------------------------------------------------
  VRD Unlimited Tax Series 2002 A41 GO
  (Acquired 07/25/02; Cost $17,825,000)
  1.74%, 06/01/17(c)(d)(e)                         --    VMIG-1     17,825       17,825,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (Cook County); VRD
  Unlimited Tax Series 2003 B11 GO (Acquired
  01/29/03; Cost $7,000,000)
  1.74%, 11/15/25(c)(d)(e)                         --    VMIG-1      7,000        7,000,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (State of Illinois); VRD
  Unlimited Tax Series 2001 A124 GO (Acquired
  11/26/01; Cost $7,915,000)
  1.74%, 11/01/26(c)(d)(e)                        A-1        --      7,915        7,915,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (University of Illinois);
  VRD Series 2000 S GO (Acquired 03/20/00;
  Cost $7,400,000)
  1.74%, 04/01/30(c)(d)(e)                         --    VMIG-1      7,400        7,400,000
-------------------------------------------------------------------------------------------
Glendale Heights (City of) (Glendale Lakes
  Project);
  Refunding Multi-Family Housing VRD Series
  2000 RB
  (CEP-Federal Home Loan Mortgage Corp.)
  1.69%, 03/01/30(c)                             A-1+        --     14,845       14,845,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (American College of Surgeons); VRD Series
  1996 RB
  (LOC-Northern Trust Co.)
  1.60%, 08/01/26(b)(c)                          A-1+        --      7,298        7,298,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (BAPS Inc. Project); VRD Series
  2002 RB (LOC-Comerica Bank)
  1.70%, 06/01/17(b)(c)                           A-1        --      9,000        9,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (British Home for Retired Men & Women);
  VRD Series 2001 RB (LOC-ABN AMRO Bank N.V.)
  1.71%, 11/01/27(b)(c)                           A-1        --      9,120        9,120,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (Chicago Shakespeare Theater Project); VRD
  Series 1999 RB
  (LOC-ABN AMRO Bank N.V.) (Acquired
  09/24/03; Cost $4,100,000)
  1.71%, 01/01/19(b)(c)(d)                        A-1        --      4,100        4,100,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority (Embers Elementary School
  Project); Educational Facilities VRD Series
  2002 RB (LOC-ABN AMRO Bank N.V.)
  (Acquired 11/04/03; Cost $2,250,000)
  1.72%, 04/01/32(b)(c)(d)                        A-1        --    $ 2,250   $    2,250,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (Evanston Northwestern); VRD Series 2001 C
  RB
  1.70%, 05/01/31(c)                             A-1+    VMIG-1     10,000       10,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (Glenwood School for Boys); VRD Series 1998
  RB
  (LOC-Bank of Montreal)
  1.70%, 02/01/33(b)(c)                          A-1+        --      2,100        2,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (Institute of Gas Technology Project); VRD
  Series 1999 IDR
  (LOC-Bank of Montreal)
  1.80%, 09/01/24(b)(c)                          A-1+        --      2,000        2,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (Lyric Opera of Chicago Project); VRD
  Series 1994 RB
  (LOC-Northern Trust Co., Bank of Montreal,
  JPMorgan Chase Bank)
  1.70%, 12/01/28(b)(c)                          A-1+    VMIG-1     30,000       30,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (Mount Carmel High School Project); VRD
  Series 2003 RB
  (LOC-JPMorgan Chase Bank)
  1.70%, 07/01/33(b)(c)                            --    VMIG-1      5,600        5,600,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (Museum of Contemporary Art Project); VRD
  Series 1994 RB
  (LOC-JPMorgan Chase Bank, Northern Trust
  Co.)
  1.70%, 02/01/29(b)(c)                           A-1    VMIG-1     14,950       14,950,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (North Shore Country Day School); VRD
  Series 2003 RB
  (LOC-Northern Trust Co.)
  1.70%, 07/01/33(b)(c)                            --    VMIG-1      2,825        2,825,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (Oak Park Residence Corp. Project); VRD
  Series 2001 RB
  (LOC-ABN AMRO Bank N.V.) (Acquired
  01/29/03; Cost $2,975,000)
  1.71%, 07/01/41(b)(c)(d)                        A-1        --      2,975        2,975,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (Sacred Heart Schools Project); VRD Series
  2003 RB
  (LOC-Fifth Third Bank)
  1.70%, 07/01/33(b)(c)                            --    VMIG-1      4,600        4,600,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (West Central Illinois
  Educational Project); VRD Series 2002 RB
  (LOC-JPMorgan Chase Bank)
  1.70%, 09/01/32(b)(c)                            --    VMIG-1      4,800        4,800,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority
  (World Communications Inc.); VRD Series
  2000 RB
  (LOC-ABN AMRO Bank N.V.)
  1.70%, 08/01/15(b)(c)                            --    VMIG-1    $ 1,000   $    1,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Aurora University); VRD Series
  2002 RB (LOC-Fifth Third Bank)
  1.75%, 03/01/32(b)(c)                            --    VMIG-1      3,300        3,300,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority
  (Chicago Children's Museum); VRD Series
  1994 RB
  (LOC-JPMorgan Chase Bank)
  1.70%, 02/01/28(b)(c)                           A-1    VMIG-1      2,900        2,900,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (DePaul University); VRD Series
  1992 CP-1 RB (LOC-Northern Trust Co.)
  1.70%, 04/01/26(b)(c)                          A-1+    VMIG-1      1,800        1,800,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority
  (National Louis University); VRD Series
  1999 B RB
  (LOC-JPMorgan Chase Bank)
  1.70%, 06/01/29(b)(c)                          A-1+        --      2,300        2,300,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority
  (University Pooled Financing Program); VRD
  Series 1985 RB
  1.70%, 12/01/05(c)(f)                           A-1    VMIG-1      1,050        1,050,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Alexian Brothers Health);
  VRD Series 2004 RB (LOC-JPMorgan Chase
  Bank)
  1.67%, 04/01/35(b)(c)                          A-1+    VMIG-1      1,000        1,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Jewish
  Charities);
  VRD Series 2004 A RN (LOC-Bank of Montreal)
  1.70%, 06/30/05(b)(c)                          A-1+        --      7,630        7,630,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Kohl
  Children's Museum);
  VRD Series 2004 RB (LOC-Fifth Third Bank)
  1.70%, 07/01/34(b)(c)                            --    VMIG-1      2,680        2,680,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Northwestern University);
  VRD Sub-Series 2004 A RB
  1.69%, 12/01/34(c)                             A-1+    VMIG-1      8,000        8,000,000
-------------------------------------------------------------------------------------------
  VRD Sub-Series 2004 B RB
  1.70%, 12/01/34(c)                             A-1+    VMIG-1      6,000        6,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority
  (Bensenville Home Society); VRD Series 1989
  A RB
  (LOC-JPMorgan Chase Bank)
  1.71%, 02/15/19(b)(c)                           A-1        --      1,150        1,150,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Blessing Hospital);
  VRD Series 1999 B RB
  1.74%, 11/15/29(c)(f)                           A-1    VMIG-1      4,710        4,710,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Cradle Society Project); VRD
  Series 1998 RB (LOC-JPMorgan Chase Bank)
  1.70%, 04/01/33(b)(c)                          A-1+        --      1,600        1,600,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Health Facilities
  Authority (Edward Hospital Obligated
  Group); VRD Series 2001 C RB
  1.71%, 02/01/34(c)(f)                           A-1    VMIG-1    $ 2,050   $    2,050,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Franciscan Eldercare Project);
  Refunding VRD Series 1996 E RB
  (LOC-ABN AMRO Bank N.V.)
  1.67%, 05/15/27(b)(c)                           A-1        --      5,660        5,660,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority
  (Northwestern Memorial Hospital); VRD
  Series 1995 RB
  1.70%, 08/15/25(c)                             A-1+    VMIG-1      1,000        1,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority
  (Peace Memorial Ministries); VRD Series
  2003 B RB
  (LOC-ABN AMRO Bank N.V.)
  1.69%, 08/15/33(b)(c)                           A-1        --      9,845        9,845,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Resurrection Health); VRD Series
  1999 B RB
  1.71%, 05/15/29(c)(f)                           A-1    VMIG-1      2,210        2,210,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority
  (St. Luke's Medical Center); VRD Series
  1998 B RB
  1.71%, 11/15/23(c)(f)                          A-1+    VMIG-1      1,000        1,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority;
  Revolving Fund Pooled VRD Series 1985 C RB
  (LOC-JPMorgan Chase Bank)
  1.70%, 08/01/15(b)(c)                          A-1+    VMIG-1      8,100        8,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Toll Highway Authority;
  Refunding Toll Highway VRD Series 1998 B RB
  1.75%, 01/01/16(c)(f)                           AAA    VMIG-1     15,900       15,900,000
-------------------------------------------------------------------------------------------
  1.75%, 01/01/17(c)(f)                           AAA    VMIG-1      4,600        4,600,000
-------------------------------------------------------------------------------------------
Lombard (City of) (Clover Creek Apartments
  Project);
  VRD Multi-Family Housing Series 2000 RB
  (CEP-Federal National Mortgage Association)
  1.72%, 12/15/30(c)                             A-1+        --     14,855       14,855,000
-------------------------------------------------------------------------------------------
McCook (City of) (Illinois Saint Andrew
  Society);
  VRD Series 1996 A RB (LOC-Northern Trust
  Co.)
  1.72%, 12/01/21(b)(c)                          A-1+        --      5,000        5,000,000
-------------------------------------------------------------------------------------------
Oak Forest (City of) (Homewood Pool-South
  Suburban Mayors & Managers Association
  Program); VRD Series 1989 RB
  (LOC-Fifth Third Bank)
  1.51%, 07/01/24(b)(c)                            --    VMIG-1      4,500        4,500,000
-------------------------------------------------------------------------------------------
Orland Hills (City of); Multi-Family Housing
  VRD Series 1995 A RB
  (LOC-ABN AMRO Bank N.V.)
  1.70%, 12/01/04(b)(c)                           A-1        --      1,470        1,470,000
===========================================================================================
                                                                                415,763,000
===========================================================================================

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------

INDIANA-3.08%

ABN AMRO Munitops Ctfs. Trust (Township of
  Wayne, County of Marion School Building
  Corp.); Multi-State Non-AMT VRD Series
  2003-27 RB (Acquired 11/12/03; Cost
  $13,795,000)
  1.76%, 07/15/11(c)(d)(e)                         --    VMIG-1    $13,795   $   13,795,000
-------------------------------------------------------------------------------------------
Brownsburg (City of) Independent School
  Building Corp. No. 2;
  First Mortgage Series 1995 RB
  5.95%, 02/01/05(g)(l)                           AAA       Aaa      1,700        1,761,041
-------------------------------------------------------------------------------------------
First Union MERLOTs (County of Porter Jail
  Building Corp.);
  VRD Series 2001 A58 RB (Acquired 11/12/03;
  Cost $9,415,000)
  1.30%, 11/10/04(d)(e)(g)(k)(n)                   --    VMIG-1      9,415        9,415,000
-------------------------------------------------------------------------------------------
Indiana (State of) Bond Bank (Advanced
  Program Notes); Series 2004 A RN
  2.00%, 01/25/05                               SP-1+     MIG-1     18,500       18,551,692
-------------------------------------------------------------------------------------------
Indiana (State of) Bond Bank (Pike Township
  Metropolitan School District); Series 1995
  A RB
  5.80%, 02/01/05(g)(l)                           AAA       Aaa      2,750        2,821,138
-------------------------------------------------------------------------------------------
Indiana (State of) Development Finance
  Authority (Indiana Museum of Art);
  Educational Facilities VRD Series 2004 RB
  (LOC-JPMorgan Chase Bank)
  1.70%, 02/01/39(b)(c)                            --    VMIG-1      3,000        3,000,000
-------------------------------------------------------------------------------------------
Indiana (State of) Educational Facilities
  Authority
  (Wabash College Project); Educational
  Facilities VRD Series 2003 RB (LOC-JPMorgan
  Chase Bank)
  1.70%, 12/01/23(b)(c)                            --    VMIG-1      5,000        5,000,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority
  (Community Hospitals Project); VRD Series
  2000 A RB
  (LOC-Bank of America N.A.)
  1.70%, 07/01/28(b)(c)                          A-1+        --      9,815        9,815,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Community Mental
  Health & Rehabilitation); VRD Series 1990
  RB
  (LOC-ABN AMRO Bank N.V.)
  1.72%, 11/01/20(b)(c)                           A-1        --      2,040        2,040,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority
  (Deaconess Hospital); VRD Series 2004 B RB
  (LOC-Fifth Third Bank)
  1.51%, 01/01/29(b)(c)                          A-1+        --      2,000        2,000,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority
  (Fayette Memorial Hospital Association);
  VRD Series 2002 A RB
  (LOC-U.S. Bank N.A.)
  1.77%, 10/01/32(b)(m)                          A-1+        --      3,100        3,100,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority
  (Golden Years Homestead); VRD Series 2002 A
  RB
  (LOC-Wells Fargo Bank N.A.)
  1.71%, 06/01/25(b)(c)                          A-1+        --      6,500        6,500,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

Indiana (State of) Health Facilities
  Financing Authority
  (Margaret Mary Community Hospital); VRD
  Series 2004 A RB
  (LOC-Fifth Third Bank)
  1.77%, 12/01/29(b)(m)                          A-1+        --    $ 5,000   $    5,000,000
-------------------------------------------------------------------------------------------
Kokomo (City of) Hospital Authority (St.
  Joseph's Hospital Center); Refunding
  Hospital Series 1993 RB
  6.35%, 08/15/05(g)(l)                           AAA       Aaa      3,000        3,118,888
-------------------------------------------------------------------------------------------
Monroe (County of) Hospital Authority;
  Refunding VRD Hospital Series 1999 RB
  1.69%, 05/01/11(c)(f)                            --    VMIG-1      3,900        3,900,000
===========================================================================================
                                                                                 89,817,759
===========================================================================================

IOWA-1.78%

Iowa (State of) Finance Authority Retirement
  Community
  (Deerfield Retirement Community); VRD
  Series 2003 A RB
  (LOC-ABN AMRO Bank N.V.)
  1.69%, 12/01/33(b)(c)                           A-1        --     15,000       15,000,000
-------------------------------------------------------------------------------------------
Iowa (State of) Higher Education Loan
  Authority
  (Graceland Private College); VRD Series
  2003 RB
  (LOC-Bank of America N.A.)
  1.75%, 02/01/33(b)(c)                            --    VMIG-1      2,000        2,000,000
-------------------------------------------------------------------------------------------
Iowa (State of) School Corps.; School Cash
  Anticipation Program Series 2004 A Wts.
  Ctfs.
  3.00%, 06/30/05(f)                               --     MIG-1     10,000       10,103,360
-------------------------------------------------------------------------------------------
  Series 2004 B Wts. Ctfs.
  2.00%, 01/28/05(f)                               --     MIG-1     18,000       18,045,776
-------------------------------------------------------------------------------------------
Iowa City (City of) (ACT, Inc.); VRD Series
  2001 RB
  1.87%, 04/01/32(m)                             A-1+        --      6,815        6,815,000
===========================================================================================
                                                                                 51,964,136
===========================================================================================

KANSAS-1.14%

Eagle Tax Exempt Trust (County of Wyandotte
  Unified Government Utility System); VRD
  Series 2004-0038 Class A COP (Acquired
  09/08/04; Cost $5,000,000)
  1.75%, 09/01/21(c)(d)(e)                       A-1+        --      5,000        5,000,000
-------------------------------------------------------------------------------------------
Leawood (City of); Unlimited Tax Temporary
  Notes Series 2004-2 GO
  3.00%, 10/01/05                                  --     MIG-1     14,000       14,182,401
-------------------------------------------------------------------------------------------
Lenexa (City of) Health Care Facilities
  (Lakeview Village Inc.);
  VRD Series 2002 B RB (LOC-ABN AMRO Bank
  N.V.)
  1.72%, 05/15/32(b)(c)                           A-1        --      7,500        7,500,000
-------------------------------------------------------------------------------------------
Olathe (City of) Recreational Facilities
  (YMCA of Greater Kansas City Project); VRD
  Series 2002 B RB (LOC-Bank of America N.A.)
  1.75%, 11/01/18(b)(c)                            --    VMIG-1      3,100        3,100,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
KANSAS-(CONTINUED)

Wichita (City of) Recreational Facilities
  (YMCA of Wichita Project); VRD Series 1998
  XI RB (LOC-Bank of America N.A.)
  (Acquired 02/15/01; Cost $3,500,000)
  1.75%, 08/01/09(b)(c)(d)                       A-1+        --    $ 3,500   $    3,500,000
===========================================================================================
                                                                                 33,282,401
===========================================================================================

KENTUCKY-1.47%

Kentucky (State of) Asset/Liability
  Commission;
  General Funding Series 2004 A TRAN
  3.00%, 06/29/05                               SP-1+     MIG-1     15,000       15,159,010
-------------------------------------------------------------------------------------------
Kentucky (State of) Area Developing Districts
  Financing Trust
  (Weekly Acquisition-Ewing); Lease Program
  VRD Series 2000 RB (LOC-Wachovia Bank N.A.)
  1.79%, 06/01/33(b)(c)                           A-1        --      5,910        5,910,000
-------------------------------------------------------------------------------------------
Newport (City of) Kentucky League of Cities
  Funding Trust; Lease Program VRD Series
  2002 RB (LOC-U.S. Bank N.A.)
  1.53%, 04/01/32(b)(c)                            --    VMIG-1     20,000       20,000,000
-------------------------------------------------------------------------------------------
Williamsburg (City of) Educational Building
  (Cumberland Project); Refunding &
  Improvement VRD Series 2002 RB
  (LOC-Fifth Third Bank)
  1.51%, 09/01/32(b)(c)                          A-1+        --      1,790        1,790,000
===========================================================================================
                                                                                 42,859,010
===========================================================================================

LOUISIANA-0.95%

Eagle Tax Exempt Trust (City of New Orleans);
  VRD Series 2000-1801 COP (Acquired
  10/10/00; Cost $6,000,000)
  1.75%, 12/01/21(c)(d)(e)                       A-1+        --      6,000        6,000,000
-------------------------------------------------------------------------------------------
Louisiana (State of) Offshore Terminal
  Authority (Loop LLC Project); Refunding
  Deepwater Port Series 1999 RB
  (LOC-JPMorgan Chase Bank)
  1.69%, 10/01/19(b)(c)                          A-1+    VMIG-1     16,400       16,400,000
-------------------------------------------------------------------------------------------
Louisiana (State of) Public Facilities
  Authority (Glen Retirement System Project);
  VRD Series 2001 RB (LOC-AmSouth Bank)
  (Acquired 08/15/01; Cost $3,380,000)
  1.84%, 08/01/16(b)(c)(d)                         --    VMIG-1      3,380        3,380,000
-------------------------------------------------------------------------------------------
Louisiana (State of); Unlimited Tax Series
  1998 B GO
  5.50%, 04/15/05(f)                              AAA       Aaa      1,775        1,815,232
===========================================================================================
                                                                                 27,595,232
===========================================================================================

MAINE-0.29%

Maine (State of) Housing Authority; Mortgage
  Purchase VRD Series 2003 E-1 RB
  1.73%, 11/15/30(c)(f)                          A-1+    VMIG-1      8,585        8,585,000
===========================================================================================

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------

MARYLAND-0.96%

Anne Arundel (County of); Unlimited Tax
  Series 2002 GO
  4.25%, 03/01/05                                 AA+       Aa1    $ 1,740   $    1,762,823
-------------------------------------------------------------------------------------------
Frederick (County of) Retirement Community
  (Buckingham's Choice Inc. Project); VRD
  Series 1997 C RB
  (LOC-Branch Banking & Trust)
  1.75%, 01/01/27(b)(c)                           A-1        --      6,000        6,000,000
-------------------------------------------------------------------------------------------
Hyattsville (City of) (Safeway Inc.
  Projects); Refunding VRD Series 1991 IDR
  (LOC-Deutsche Bank A.G.)
  1.45%, 12/01/04(b)(g)(h)                        A-1        --        740          740,000
-------------------------------------------------------------------------------------------
Maryland (State of) Economic Development
  Corp.
  (YMCA of Central Maryland Inc. Project);
  VRD Series 2003 RB
  (LOC-Branch Banking & Trust)
  1.72%, 04/01/28(b)(c)                            --    VMIG-1      3,800        3,800,000
-------------------------------------------------------------------------------------------
Maryland (State of) Health & Higher
  Educational Facilities Authority (Pooled
  Loan Program); VRD Series 1994 D RB
  (LOC-Bank of America N.A.) (Acquired
  07/01/04; Cost $11,900,000)
  1.70%, 01/01/29(b)(c)(d)                       A-1+        --     11,900       11,900,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (State of Maryland Health & Higher
  Educational Facilities Authority);
  VRD Floating Rate Trust Ctfs. Series
  2003-829 RB
  (Acquired 06/19/03; Cost $3,800,000)
  1.73%, 08/15/38(c)(d)(e)                         --    VMIG-1      3,800        3,800,000
===========================================================================================
                                                                                 28,002,823
===========================================================================================

MASSACHUSETTS-0.99%

Billerica (City of); Limited Tax Series 2004
  BAN GO
  2.00%, 01/07/05                               SP-1+     MIG-1     18,000       18,042,016
-------------------------------------------------------------------------------------------
Massachusetts (State of) Development Finance
  Agency
  (Briarwood Retirement); Series 2004 A RB
  (LOC-Sovereign Bank, Comerica Bank)
  1.68%, 01/01/35(b)(c)                          A-1+        --      5,000        5,000,000
-------------------------------------------------------------------------------------------
Massachusetts (State of) Housing Finance
  Agency;
  Housing VRD Series 2003 F RB
  1.70%, 12/01/37(c)(f)                          A-1+    VMIG-1      4,200        4,200,000
-------------------------------------------------------------------------------------------
Massachusetts (State of) Water Resources
  Authority;
  Series 1993 C RB
  5.25%, 12/01/04(g)(l)                           NRR       Aaa      1,460        1,499,158
===========================================================================================
                                                                                 28,741,174
===========================================================================================

MICHIGAN-3.41%

Dearborn (City of) Economic Development Corp.
  (Henry Ford Village Inc. Project); VRD
  Limited Tax Series 1998 IDR (LOC-Comerica
  Bank)
  1.74%, 10/01/23(b)(c)(o)                         --        --      8,600        8,600,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Eagle Tax Exempt Trust (City of Detroit
  School District);
  VRD Unlimited Tax Series 2002-6014 Class A
  GO
  (Acquired 11/06/02; Cost $7,105,000)
  1.75%, 05/01/32(c)(d)(e)                       A-1+        --    $ 7,105   $    7,105,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (City of Detroit Sewage
  Disposal System);
  VRD Series 2001 A112 RB
  (Acquired 10/31/01; Cost $4,910,000)
  1.74%, 07/01/32(c)(d)(e)                         --    VMIG-1      4,910        4,910,000
-------------------------------------------------------------------------------------------
  VRD Series 2003 B41 RB
  (Acquired 07/09/03; Cost $6,770,000)
  1.74%, 07/01/26(c)(d)(e)                         --    VMIG-1      6,770        6,770,000
-------------------------------------------------------------------------------------------
First Union MERLOTS (City of Detroit Water
  Supply System);
  VRD Series 1999 D RB (Acquired 01/21/00;
  Cost $10,000,000)
  1.74%, 07/01/29(c)(d)(e)                         --    VMIG-1     10,000       10,000,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (State of Michigan
  Hospital Finance Authority); VRD Series
  1997 X RB
  (Acquired 12/12/03; Cost $15,000,000)
  1.74%, 08/15/24(c)(d)(e)                         --    VMIG-1     15,000       15,000,000
-------------------------------------------------------------------------------------------
Kalamazoo (County of) Economic Development
  Corp. (Heritage Community Project);
  Refunding VRD Limited Tax Series 2004 RB
  (LOC-Fifth Third Bank)
  1.69%, 05/15/17(b)(c)                          A-1+        --      5,405        5,405,000
-------------------------------------------------------------------------------------------
Michigan (State of) Higher Educational
  Facilities Authority
  (Hope College); Refunding VRD Limited Tax
  Series 2004 RB
  (LOC-JPMorgan Chase Bank)
  1.73%, 04/01/34(b)(c)                           A-1        --      2,000        2,000,000
-------------------------------------------------------------------------------------------
Michigan (State of) Hospital Finance
  Authority
  (Holland Community Hospital); VRD Series
  2004 B RB
  (LOC-JPMorgan Chase Bank)
  1.73%, 01/01/34(b)(c)                            --    VMIG-1      2,000        2,000,000
-------------------------------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority;
  Series 2004 B-2 RN (LOC-JPMorgan Chase
  Bank)
  3.00%, 08/23/05(b)                            SP-1+        --     15,000       15,188,557
-------------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Van Andel
  Research Institute Project); VRD Limited
  Tax Series 1997 RB
  (LOC-ABN AMRO Bank N.V.)
  1.70%, 11/01/27(b)(c)                           A-1        --     12,800       12,800,000
-------------------------------------------------------------------------------------------
Oakland (County of) Economic Development
  Corp. (Rochester College Project); VRD
  Limited Obligation Series 2001 RB
  (LOC-JPMorgan Chase Bank)
  1.80%, 08/01/21(b)(c)                            --    VMIG-1      1,848        1,848,000
-------------------------------------------------------------------------------------------
Southfield (City of) (Lawrence Tech
  University Project);
  Economic Development VRD Series 2001 RB
  (LOC-JPMorgan Chase Bank)
  1.70%, 10/01/31(b)(c)                          A-1+        --      6,000        6,000,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Troy (City of) School District; Refunding
  School Building & Site Unlimited Tax Series
  2004 GO
  3.00%, 05/01/05                                 AA+       Aa1    $ 1,805   $    1,821,650
===========================================================================================
                                                                                 99,448,207
===========================================================================================

MINNESOTA-4.83%

Golden Valley (City of) (Unicare Homes Inc.
  Project);
  VRD Series 1984 IDR (LOC-ABN AMRO Bank
  N.V.)
  1.67%, 09/01/14(b)(c)                          A-1+        --      4,400        4,400,000
-------------------------------------------------------------------------------------------
J.P. Morgan PUTTERs (State of Minnesota
  Public Facilities Authority); VRD Drinking
  Water Series 2002-319 COP
  (Acquired 07/31/03; Cost $14,030,000)
  1.71%, 03/01/21(c)(d)(e)                        A-1        --     14,030       14,030,000
-------------------------------------------------------------------------------------------
Maple Grove (City of) (Heritage Christian
  Academy);
  Economic Development VRD Series 2004 RB
  (LOC-U.S. Bank N.A.)
  1.69%, 07/01/29(b)(c)                          A-1+        --      3,500        3,500,000
-------------------------------------------------------------------------------------------
Minneapolis (City of) (Minnehaha Academy
  Project);
  VRD Series 2001 RB (LOC-U.S. Bank N.A.)
  1.87%, 05/01/26(b)(m)(o)                         --        --      2,500        2,500,000
-------------------------------------------------------------------------------------------
Minneapolis-St. Paul (Cities of) Metropolitan
  Council of Minnesota; Unlimited Tax Series
  2002 D GO
  5.00%, 02/01/05                                 AAA       Aaa      1,190        1,205,464
-------------------------------------------------------------------------------------------
Minnesota (State of); Refunding Unlimited Tax
  Series 2003 GO
  2.00%, 08/01/05                                 AAA       Aa1      2,240        2,250,153
-------------------------------------------------------------------------------------------
Rochester (City of) Health Care Facilities
  (Mayo Foundation); Commercial Paper Notes,
  Series 2000 A
  1.15%, 10/12/04                                A-1+        --      7,000        7,000,000
-------------------------------------------------------------------------------------------
  Series 2000 B
  1.15%, 11/09/04                                A-1+        --     20,500       20,500,000
-------------------------------------------------------------------------------------------
  Series 2000 C
  1.40%, 10/14/04                                A-1+        --     33,500       33,500,000
-------------------------------------------------------------------------------------------
  Series 2001 A
  1.13%, 10/12/04                                  --    VMIG-1     15,000       15,000,000
-------------------------------------------------------------------------------------------
  Series 2001 B
  1.13%, 10/12/04                                  --    VMIG-1     10,600       10,600,000
-------------------------------------------------------------------------------------------
  Series 2001 C
  1.40%, 10/14/04                                  --    VMIG-1      2,000        2,000,000
-------------------------------------------------------------------------------------------
  Adjustable Tender Series 1998 F
  1.15%, 10/12/04                                A-1+        --      8,000        8,000,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
MINNESOTA-(CONTINUED)

St. Paul (City of) Housing & Redevelopment
  Authority
  (Science Museum of Minnesota); VRD Series
  1997 A RB
  (LOC-U.S. Bank N.A.)
  1.72%, 05/01/27(b)(c)                            --    VMIG-1    $16,260   $   16,260,000
===========================================================================================
                                                                                140,745,617
===========================================================================================

MISSISSIPPI-2.50%

ABN AMRO Munitops Ctfs. Trust (State of
  Mississippi Development Board-Jackson Water
  & Sewer); Multi-State Non-AMT
  VRD Series 2002-22 Ctfs. (Acquired
  09/10/03; Cost $9,995,000)
  1.76%, 09/01/10(c)(d)(e)                         --    VMIG-1      9,995        9,995,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of
  Mississippi);
  VRD Unlimited Tax Series 2002-6018 Class A
  COP
  (Acquired 11/20/02; Cost $3,200,000)
  1.75%, 11/01/22(c)(d)(e)                       A-1+        --      3,200        3,200,000
-------------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Jackson Medical Mall); VRD Series 2000 A
  RB (LOC-JPMorgan Chase Bank)
  1.70%, 11/01/18(b)(c)                           A-1        --      5,300        5,300,000
-------------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Mississippi College Project); VRD Series
  2003 RB
  (LOC-AmSouth Bank) (Acquired 07/17/03; Cost
  $9,600,000)
  1.84%, 07/01/23(b)(c)(d)                         --    VMIG-1      9,600        9,600,000
-------------------------------------------------------------------------------------------
Perry (County of) (Leaf River Forest Products
  Project); Refunding VRD Series 2002 PCR
  (LOC-Citibank N.A.)
  1.72%, 02/01/22(b)(c)                          A-1+        --     36,500       36,500,000
-------------------------------------------------------------------------------------------
University of Mississippi Educational
  Building Corp.
  (Campus Improvements Project); VRD Series
  2000 RB
  1.74%, 10/01/20(c)(f)                            --    VMIG-1      8,235        8,235,000
===========================================================================================
                                                                                 72,830,000
===========================================================================================

MISSOURI-0.96%

Missouri (State of) Development Finance Board
  (Center of Creative Arts Project); Cultural
  Facilities VRD Series 2004 RB
  (LOC-National City Bank)
  1.74%, 07/01/24(b)(c)                            --    VMIG-1      2,000        2,000,000
-------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Lutheran Church);
  Educational Facilities VRD Series 2004 A RB
  (LOC-Bank of America N.A.)
  1.74%, 07/01/29(b)(m)                            --    VMIG-1      5,740        5,740,000
-------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Southwest Baptist
  University Project); Educational Facilities
  VRD Series 2003 RB (LOC-Bank of America
  N.A.)
  1.77%, 10/01/33(b)(m)                          A-1+        --      5,950        5,950,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
MISSOURI-(CONTINUED)

Missouri (State of) Health & Educational
  Facilities Authority (Washington University
  Project); Educational Facilities VRD Series
  1985 B RB
  1.73%, 09/01/10(c)                             A-1+    VMIG-1    $ 1,000   $    1,000,000
-------------------------------------------------------------------------------------------
  VRD Series 1996 C RB
  1.70%, 09/01/30(m)                             A-1+    VMIG-1      1,300        1,300,000
-------------------------------------------------------------------------------------------
  VRD Series 1996 D RB
  1.70%, 09/01/30(m)                             A-1+    VMIG-1      1,500        1,500,000
-------------------------------------------------------------------------------------------
  VRD Series 2000 C RB
  1.70%, 03/01/40(m)                             A-1+    VMIG-1      4,300        4,300,000
-------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority
  (Cox Health System); Refunding VRD Series
  1997 RB
  1.70%, 06/01/15(f)(m)                          A-1+    VMIG-1      3,300        3,300,000
-------------------------------------------------------------------------------------------
St. Louis (County of) Industrial Development
  Authority
  (Friendship Village of South County); VRD
  Series 2002 B IDR
  (LOC-ABN AMRO Bank N.V.)
  1.67%, 09/01/22(b)(c)                           A-1        --      2,915        2,915,000
===========================================================================================
                                                                                 28,005,000
===========================================================================================

MONTANA-0.39%

Montana (State of) Facility Finance Authority
  (Mission Ridge Project); VRD Series 2002 RB
  (LOC-ABN AMRO Bank N.V.)
  1.72%, 08/01/27(b)(c)(i)                         --        --     11,365       11,365,000
===========================================================================================

NEBRASKA-1.51%

Nebhelp Inc.; Multi-Mode VRD
  Series 1985 A RB
  1.73%, 12/01/15(c)(f)                          A-1+    VMIG-1      5,995        5,995,000
-------------------------------------------------------------------------------------------
  Series 1985 B RB
  1.73%, 12/01/15(c)(f)                          A-1+    VMIG-1      3,590        3,590,000
-------------------------------------------------------------------------------------------
  Series 1985 D RB
  1.73%, 12/01/15(c)(f)                          A-1+    VMIG-1      5,865        5,865,000
-------------------------------------------------------------------------------------------
  Series 1985 E RB
  1.73%, 12/01/15(c)(f)                          A-1+    VMIG-1     28,635       28,635,000
===========================================================================================
                                                                                 44,085,000
===========================================================================================

NEVADA-0.88%

ABN AMRO Munitops Ctfs. Trust (County of
  Washoe); Refunding VRD Limited Tax Series
  2001-24 Single Asset Trust Ctfs. (Acquired
  06/21/01; Cost $5,500,000)
  1.75%, 07/01/09(c)(d)(e)                         --    VMIG-1      5,500        5,500,000
-------------------------------------------------------------------------------------------
Carson (City of) (Carson-Tahoe Hospital
  Project);
  Hospital VRD Series 2003 B RB (LOC-U.S.
  Bank N.A.)
  1.69%, 09/01/33(b)(c)                          A-1+        --     18,000       18,000,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
NEVADA-(CONTINUED)

Clark (County of); Refunding Limited Tax
  Series 1998 B GO
  5.25%, 11/01/04                                  AA       Aa2    $ 2,245   $    2,252,753
===========================================================================================
                                                                                 25,752,753
===========================================================================================

NEW HAMPSHIRE-0.45%

Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (New Hampshire Higher Educational & Health
  Facilities Authority);
  Refunding VRD
  Series 2003-772 RB
  (Acquired 01/22/03; Cost $5,475,000)
  1.75%, 01/01/17(c)(d)(e)                        A-1        --      5,475        5,475,000
-------------------------------------------------------------------------------------------
  Series 2003-866 RB
  (Acquired 10/23/03; Cost $7,485,000)
  1.75%, 08/15/21(c)(d)(e)                        A-1        --      7,485        7,485,000
===========================================================================================
                                                                                 12,960,000
===========================================================================================

NEW MEXICO-0.05%

Albuquerque (City of) Educational Facilities
  (Albuquerque Academy Project); VRD Series
  2002 RB
  1.73%, 10/15/16(c)                               AA    VMIG-1      1,500        1,500,000
===========================================================================================

NEW YORK-0.34%

ABN AMRO Munitops Ctfs. Trust (Triborough
  Bridge & Tunnel Authority); Non-AMT VRD
  Series 2002-31 Ctfs.
  (Acquired 03/24/04; Cost $10,000,000)
  1.70%, 11/15/10(c)(d)(e)                         --    VMIG-1     10,000       10,000,000
===========================================================================================

NORTH CAROLINA-1.88%

Mecklenburg (County of); Public Improvement
  Unlimited Tax Series 1998 B GO
  4.40%, 02/01/05                                 AAA       Aaa     13,000       13,130,922
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency
  (Barton College); Educational Facilities
  VRD Series 2004 RB
  (LOC-Branch Banking & Trust)
  1.72%, 07/01/19(b)(c)                            --    VMIG-1      5,750        5,750,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency
  (Elon College); VRD Series 2001 A RB
  (LOC-Bank of America N.A.)
  1.68%, 01/01/14(b)(c)(i)                         --        --      4,500        4,500,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency
  (Goodwill Community Foundation Project);
  VRD Series 2002 RB
  (LOC-Bank of America N.A.)
  1.70%, 04/01/22(b)(c)(i)                         --        --      2,165        2,165,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

North Carolina (State of) Capital Facilities
  Finance Agency (Thompson Children's Home);
  Educational Facilities VRD Series 2000 RB
  (LOC-Bank of America N.A.)
  1.70%, 12/01/20(b)(c)(i)                         --        --    $ 3,070   $    3,070,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (University of North
  Carolina at Pembroke University
  Foundation); Student Housing VRD Series
  2001 A RB
  (LOC-Wachovia Bank N.A.)
  1.82%, 07/01/31(b)(c)                            --    VMIG-1     11,240       11,240,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency
  (Wolfpack Club Project); VRD Series 2002 RB
  (LOC-Bank of America N.A.)
  1.70%, 04/01/12(b)(c)(i)                         --        --      9,500        9,500,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission; Refunding First Mortgage Health
  Care Facilities VRD Series 2004 C RB
  (LOC-SunTrust Bank)
  1.72%, 11/01/27(b)(c)                            --    VMIG-1      3,500        3,500,000
-------------------------------------------------------------------------------------------
North Carolina (State of); Public Improvement
  Unlimited Tax Series 2002 A GO
  5.00%, 03/01/05                                 AAA       Aa1      1,865        1,892,943
===========================================================================================
                                                                                 54,748,865
===========================================================================================

OHIO-4.63%

Akron (City of) (Community Learning Centers);
  Income Tax Revenue Series 2004 B RB
  2.00%, 12/01/04(f)                              AAA       Aaa      1,000        1,001,488
-------------------------------------------------------------------------------------------
Akron (City of) Bath & Copley (Townships of)
  Joint Township Hospital District (Summa
  Health Systems); VRD Series 2004 B RB
  (LOC-JPMorgan Chase Bank)
  1.71%, 11/01/34(b)(c)                            --    VMIG-1      5,000        5,000,000
-------------------------------------------------------------------------------------------
Allen (County of); Refunding Limited Tax
  Series 2002 GO
  1.70%, 12/01/04(f)                               --       Aaa      1,000        1,001,075
-------------------------------------------------------------------------------------------
Butler (County of) Health Care Facilities
  (Lifesphere Project); Refunding &
  Improvement VRD Series 2002 RB
  (LOC-U.S. Bank N.A.)
  1.70%, 05/01/27(b)(c)                          A-1+        --      8,500        8,500,000
-------------------------------------------------------------------------------------------
Cambridge (City of) Hospital Facilities
  (Regional Medical Center Project);
  Refunding & Improvement VRD Series 2001 RB
  (LOC-National City Bank)
  1.73%, 12/01/21(b)(c)                            --    VMIG-1     11,515       11,515,000
-------------------------------------------------------------------------------------------
Centerville (City of) (Bethany Lutheran
  Village Project);
  Health Care VRD Series 1994 RB
  (LOC-National City Bank)
  1.73%, 11/01/13(b)(c)                            --    VMIG-1      2,985        2,985,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
OHIO-(CONTINUED)

Cincinnati (City of) & Hamilton (County of)
  Port Authority (Kenwood Office Association
  Project); Economic Development VRD Series
  1985 RB (LOC-Fifth Third Bank)
  1.77%, 09/01/25(b)(m)                          A-1+        --    $ 1,185   $    1,185,000
-------------------------------------------------------------------------------------------
Cleveland Heights (City of); Limited Tax
  Series 2004 BAN GO
  2.00%, 08/18/05(o)                               --        --      3,234        3,245,177
-------------------------------------------------------------------------------------------
Cuyahoga (County of) Continuing Care
  Facilities; Refunding VRD Series 1999 RB
  (LOC-ABN AMRO Bank N.V.)
  1.69%, 02/01/29(b)(c)                          A-1+        --     15,985       15,985,000
-------------------------------------------------------------------------------------------
Cuyahoga (County of) Health Care Facilities
  (Judson Retirement Community); Refunding
  VRD Series 2000 RB
  (LOC-National City Bank)
  1.72%, 11/15/19(b)(c)                           A-1        --        800          800,000
-------------------------------------------------------------------------------------------
Cuyahoga Falls (City of); Limited Tax Series
  2003 Notes
  2.00%, 12/16/04                                  --     MIG-1      7,000        7,009,153
-------------------------------------------------------------------------------------------
Hamilton (County of) Economic Development
  (St. Xavier High School Project); VRD
  Series 2003 RB
  (LOC-Fifth Third Bank)
  1.51%, 04/01/28(b)(c)                          A-1+        --      2,000        2,000,000
-------------------------------------------------------------------------------------------
Lake (County of); Limited Tax Series 2004 BAN
  GO
  2.00%, 04/14/05(o)                               --        --      3,000        3,013,944
-------------------------------------------------------------------------------------------
Lakewood (City of) (St. Edward High School
  Project);
  Educational Facilities VRD Series 2000 RB
  (LOC-Fifth Third Bank)
  1.69%, 08/01/30(b)(c)                            --    VMIG-1      2,300        2,300,000
-------------------------------------------------------------------------------------------
Lorain (County of) (Elyria United Methodist
  Village);
  Refunding Hospital VRD Series 1996 B RB
  (LOC-JPMorgan Chase Bank)
  1.71%, 06/01/12(b)(c)                           A-1    VMIG-1      4,685        4,685,000
-------------------------------------------------------------------------------------------
Lorain (County of) (EMH Regional Medical
  Center Project);
  Hospital Facilities VRD Series 2001 RB
  (LOC-National City Bank)
  1.76%, 05/01/26(b)(c)(o)                         --        --     15,170       15,170,000
-------------------------------------------------------------------------------------------
Lorain (County of) Independent Living
  Facilities
  (Elyria United Methodist Project); VRD
  Series 1999 RB
  (LOC-JPMorgan Chase Bank)
  1.71%, 06/01/25(b)(c)                          A-1+        --      9,125        9,125,000
-------------------------------------------------------------------------------------------
Mahoning (County of) Hospital Facilities
  (Forum Health Obligation Group);
  VRD Series 1997 B RB
  1.70%, 12/01/28(c)(f)                          A-1+    VMIG-1     10,500       10,500,000
-------------------------------------------------------------------------------------------
  Series 2002 B RB (LOC-Fifth Third Bank)
  1.73%, 12/01/27(b)(c)                            --    VMIG-1      7,200        7,200,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
OHIO-(CONTINUED)

Marion (County of) (Pooled Lease Program);
  Hospital Improvement VRD Series 1990 RB
  (LOC-JPMorgan Chase Bank)
  1.72%, 08/01/20(b)(c)                           A-1        --    $ 4,535   $    4,535,000
-------------------------------------------------------------------------------------------
Middleburg Heights (City of) (Southwest
  General Health);
  Hospital Improvement Series 1997 RB
  (LOC-Fifth Third Bank)
  1.73%, 08/15/22(b)(c)                          A-1+        --      5,405        5,405,000
-------------------------------------------------------------------------------------------
Montgomery (County of) (St. Vincent DePaul
  Society);
  Limited Obligation VRD Series 1996 RB
  (LOC-National City Bank)
  1.73%, 12/01/10(b)(c)                           A-1        --      1,900        1,900,000
-------------------------------------------------------------------------------------------
Portage (County of) (Robinson Memorial
  Hospital);
  Hospital VRD Series 2002 RB (LOC-JPMorgan
  Chase Bank)
  1.73%, 05/01/17(b)(c)                            --    VMIG-1      6,255        6,255,000
-------------------------------------------------------------------------------------------
Solon (City of); Unlimited Tax Series 2003
  BAN GO
  2.00%, 12/09/04(o)                               --        --      2,800        2,804,536
-------------------------------------------------------------------------------------------
Twinsburg (City of) School District;
  Refunding Unlimited Tax Series 2004 GO
  2.00%, 12/01/04(f)                               --       Aaa      1,800        1,802,977
===========================================================================================
                                                                                134,923,350
===========================================================================================

OKLAHOMA-1.79%

Mustang (City of) Improvement Authority;
  Refunding Series 1995 RB
  5.38%, 12/01/04(g)(l)                           AAA       Aaa      3,135        3,188,215
-------------------------------------------------------------------------------------------
Oklahoma (County of) Finance Authority
  (Oxford Oaks Apartments Projects);
  Refunding Multi-Family Housing VRD Series
  2000 RB
  (CEP-Federal National Mortgage Association)
  1.71%, 07/15/30(c)                             A-1+        --     27,695       27,695,000
-------------------------------------------------------------------------------------------
Oklahoma (State of) Development Finance
  Authority
  (Capitol Dome Project); VRD Series 2001 RB
  (LOC-Bank of America N.A.)
  1.79%, 06/01/11(b)(c)                          A-1+        --      3,785        3,785,000
-------------------------------------------------------------------------------------------
Oklahoma (State of) Water Resource Board;
  State Loan Program VRD Series 2003 A RB
  0.98%, 10/01/04(g)(h)                          A-1+        --     14,935       14,935,000
-------------------------------------------------------------------------------------------
Tulsa (County of) Industrial Authority;
  Capital Improvements Series 2003 B RB
  4.00%, 05/15/05                                  AA        --      2,500        2,537,739
===========================================================================================
                                                                                 52,140,954
===========================================================================================

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------

OREGON-1.15%

Oregon (State of) Health, Housing,
  Educational & Cultural Facilities Authority
  (Quatama Crossing LLC Housing Project);
  VRD Series 1998 RB (LOC-U.S. Bank N.A.)
  1.74%, 01/01/31(b)(c)                            --       Aa2    $ 7,430   $    7,430,000
-------------------------------------------------------------------------------------------
Oregon (State of); Unlimited Tax Series 2003
  TAN GO
  2.25%, 11/15/04                               SP-1+     MIG-1     25,000       25,030,450
-------------------------------------------------------------------------------------------
Salem (City of) Water & Sewer; Refunding
  Series 2004 RB
  3.00%, 05/01/05(f)                              AAA       Aaa      1,175        1,184,588
===========================================================================================
                                                                                 33,645,038
===========================================================================================

PENNSYLVANIA-2.78%

ABN AMRO Munitops Ctfs. Trust (State of
  Pennsylvania Public School Building
  Authority); Non-AMT VRD
  Series 2001-30 Ctfs. (Acquired 10/31/02;
  Cost $5,000,000)
  1.74%, 09/01/09(c)(d)(e)                         --    VMIG-1      5,000        5,000,000
-------------------------------------------------------------------------------------------
  Series 2003-24 Ctfs. (Acquired 03/08/04;
  Cost $7,000,000)
  1.74%, 06/01/11(c)(d)(e)                         --    VMIG-1      7,000        7,000,000
-------------------------------------------------------------------------------------------
Allegheny (County of) Hospital Development
  Authority (ACES-Presbyterian University
  Hospital); VRD Series 1988 B1 RB
  (LOC-JPMorgan Chase Bank)
  1.70%, 03/01/18(b)(c)                            --    VMIG-1      2,085        2,085,000
-------------------------------------------------------------------------------------------
Allegheny (County of) Industrial Development
  Authority
  (Carnegie Museums of Pittsburgh); VRD
  Series 2002 IDR
  (LOC-Royal Bank of Scotland)
  1.70%, 08/01/32(b)(c)                            --    VMIG-1      2,000        2,000,000
-------------------------------------------------------------------------------------------
Altoona (City of) Authority; Water Series
  1994 A RB
  6.50%, 11/01/04(g)(l)                           AAA       NRR      1,700        1,741,627
-------------------------------------------------------------------------------------------
Berks (County of) Industrial Development
  Authority
  (Lutheran Services); Health Care VRD Series
  1998 A IDR
  1.69%, 01/01/28(c)(f)                            --    VMIG-1      9,588        9,588,000
-------------------------------------------------------------------------------------------
Chartiers Valley (Community of) Industrial &
  Commercial Development Authority (Asbury
  Villas Project);
  VRD Series 2000 B IDR (LOC-ABN AMRO Bank
  N.V.)
  1.72%, 12/01/30(b)(c)                           A-1        --      3,000        3,000,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Delaware Valley
  Regional);
  VRD Series 2001-3801 Class A COP
  (Acquired 06/04/01; Cost $8,900,000)
  1.75%, 08/01/28(c)(d)(e)                       A-1+        --      8,900        8,900,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (City of Scranton &
  County of Lackawanna Health & Welfare
  Authority); VRD Series 2002 A-18 RB
  (Acquired 03/22/02; Cost $2,860,000)
  1.74%, 03/01/15(c)(d)(e)                         --    VMIG-1      2,860        2,860,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Franklin (County of) Industrial Development
  Authority (Chambersburg Hospital
  Obligation);
  Health Care VRD Series 2000 IDR
  1.79%, 12/01/24(c)(f)                           A-1       Aaa    $ 3,575   $    3,575,000
-------------------------------------------------------------------------------------------
Geisinger Authority Health System (Geisinger
  Health System Foundation); Refunding VRD
  Series 2000 RB
  1.71%, 08/01/28(m)                             A-1+    VMIG-1     25,950       25,950,000
-------------------------------------------------------------------------------------------
Lehigh (County of) Industrial Development
  Authority
  (Allegheny Electric Coop. Inc.);
  VRD Series 1984 PCR (LOC-Rabobank
  Nederland)
  1.30%, 10/01/14(b)(j)                          A-1+        --      7,180        7,180,000
-------------------------------------------------------------------------------------------
  Refunding VRD Series 1984 PCR (LOC-Rabobank
  Nederland)
  1.30%, 06/01/14(b)(j)                          A-1+        --      1,030        1,030,000
-------------------------------------------------------------------------------------------
Philadelphia (City of) Industrial Development
  Authority
  (Girard Estate Aramark Project); VRD Series
  2002 IDR
  (LOC-JP Morgan Chase Bank)
  1.70%, 06/01/32(b)(c)                          A-1+        --      1,000        1,000,000
===========================================================================================
                                                                                 80,909,627
===========================================================================================

SOUTH CAROLINA-2.07%

Cherokee (County of) (Newark Electronics
  Division); Industrial VRD Series 1985 RB
  (LOC-ABN AMRO Bank N.V.)
  1.71%, 12/01/15(b)(c)                           A-1        --      6,500        6,500,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of South
  Carolina Public Service Authority); VRD
  Series 2000-4001 Class A COP
  (Acquired 09/08/00; Cost $10,100,000)
  1.75%, 01/01/22(c)(d)(e)                       A-1+        --     10,100       10,100,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (State of South Carolina
  Public Service Authority); VRD Series 2000
  L RB
  (Acquired 02/25/00; Cost $11,590,000)
  1.74%, 01/01/22(c)(d)(e)                         --    VMIG-1     11,590       11,590,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (State of South Carolina Transportation
  Infrastructure Bank); Floating Rate Trust
  Ctfs. VRD Series 2002-728 RB (Acquired
  11/13/02; Cost $7,185,000)
  1.73%, 10/01/22(c)(d)(e)                         --    VMIG-1      7,185        7,185,000
-------------------------------------------------------------------------------------------
Oconee (County of) (Duke); Refunding VRD
  Series 1993 PCR (LOC-JPMorgan Chase Bank)
  1.70%, 02/01/17(b)(c)                            --       P-1      6,000        6,000,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Educational
  Facilities Authority
  for Non-Profit Institutions (The Allen
  University Project);
  VRD Series 1998 RB (LOC-Bank of America
  N.A.)
  (Acquired 03/27/01; Cost $2,525,000)
  1.75%, 09/01/18(b)(c)(d)                       A-1+        --      2,525        2,525,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
SOUTH CAROLINA-(CONTINUED)

South Carolina (State of) Educational
  Facilities Authority
  for Non-Profit Institutions (Morris College
  Project);
  VRD Series 1997 RB (LOC-Bank of America
  N.A.)
  (Acquired 07/30/02; Cost $2,100,000)
  1.75%, 07/01/17(b)(c)(d)                       A-1+        --    $ 2,100   $    2,100,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Carolina Children's
  Home Project); VRD Series 2003 RB
  (LOC-Branch Banking & Trust)
  1.72%, 03/01/23(b)(c)                            --    VMIG-1      3,335        3,335,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Carolina Piedmont
  Foundation Project); VRD Series 2002 RB
  (LOC-Bank of America N.A.)
  1.75%, 09/01/32(b)(c)(i)                         --        --      4,000        4,000,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Catholic Diocese of
  South Carolina Project); VRD Series 1998 RB
  (LOC-Bank of America N.A.) (Acquired
  07/23/02; Cost $2,555,000)
  1.75%, 09/01/18(b)(c)(d)                       A-1+        --      2,555        2,555,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Presbyterian Home of
  South Carolina Project);
  VRD Series 2003 A RB (LOC-Wachovia Bank
  N.A.)
  1.75%, 04/01/20(b)(c)                           A-1        --      4,535        4,535,000
===========================================================================================
                                                                                 60,425,000
===========================================================================================

SOUTH DAKOTA-0.11%

South Dakota (State of) Health & Educational
  Facilities Authority (University of Sioux
  Falls); VRD Series 2001 RB
  (LOC-Wells Fargo Bank N.A.)
  1.71%, 10/01/16(b)(c)                          A-1+        --      3,155        3,155,000
===========================================================================================

TENNESSEE-5.46%

Eagle Tax Exempt Trust (City of Chattanooga);
  VRD Series 2000-4202 Class A COP (Acquired
  10/10/00; Cost $14,040,000)
  1.75%, 10/01/27(c)(d)(e)                       A-1+        --     14,040       14,040,000
-------------------------------------------------------------------------------------------
Jackson (City of) Energy Authority; Electric
  Systems VRD Series 2003 B RB
  1.70%, 11/01/26(c)(f)                            --    VMIG-1     12,700       12,700,000
-------------------------------------------------------------------------------------------
Jackson (City of) Health & Educational
  Facilities Board (Trinity Christian
  Academy); Educational Facilities VRD Series
  2002 RB
  (LOC-AmSouth Bank)
  1.84%, 03/01/22(b)(c)                            --    VMIG-1      5,400        5,400,000
-------------------------------------------------------------------------------------------
Knox (County of) Health Educational & Housing
  Facility Board (Volunteer Student Housing
  LLC Project); Student Housing VRD Series
  2002 RB (LOC-Wachovia Bank N.A.)
  1.69%, 09/01/34(b)(c)                            --    VMIG-1     27,020       27,020,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Memphis (City of); Electric System Sub-Series
  2003 A RB
  2.00%, 12/01/04                                 AA-       Aa3    $10,000   $   10,014,023
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (City of Nashville & County of Davidson);
  Unlimited Tax Series 2003-871 GO
  (Acquired 11/17/03; Cost $4,995,000)
  1.73%, 10/15/10(c)(d)(e)                         --    VMIG-1      4,995        4,995,000
-------------------------------------------------------------------------------------------
Sevier (County of) Public Building Authority
  (Local Government Public Improvement);
  VRD Series 1995 A RB
  1.72%, 06/01/15(c)(f)                           AAA    VMIG-1      5,230        5,230,000
-------------------------------------------------------------------------------------------
  VRD Series 1995 B-2 RB
  1.72%, 06/01/06(c)(f)                           AAA    VMIG-1      1,200        1,200,000
-------------------------------------------------------------------------------------------
  VRD Series 1997 I A-1 RB
  1.72%, 06/01/22(c)(f)                            --    VMIG-1      5,900        5,900,000
-------------------------------------------------------------------------------------------
  VRD Series 1997 II E-1 RB
  1.72%, 06/01/21(c)(f)                            --    VMIG-1      2,100        2,100,000
-------------------------------------------------------------------------------------------
  VRD Series 1997 II E-3 RB
  1.72%, 06/01/10(c)(f)                            --    VMIG-1      1,485        1,485,000
-------------------------------------------------------------------------------------------
  VRD Series 1997 II E-5 RB
  1.72%, 06/01/17(c)(f)                            --    VMIG-1      1,320        1,320,000
-------------------------------------------------------------------------------------------
  VRD Series 1997 II F-1 RB
  1.72%, 06/01/17(c)(f)                            --    VMIG-1      1,190        1,190,000
-------------------------------------------------------------------------------------------
  VRD Series 1997 II F-5 RB
  1.72%, 06/01/27(c)(f)                            --    VMIG-1      2,265        2,265,000
-------------------------------------------------------------------------------------------
  VRD Series 1998 III A-1 RB
  1.72%, 06/01/07(c)(f)                            --    VMIG-1     14,950       14,950,000
-------------------------------------------------------------------------------------------
  VRD Series 1998 III A-3 RB
  1.72%, 06/01/19(c)(f)                            --    VMIG-1      1,425        1,425,000
-------------------------------------------------------------------------------------------
  VRD Series 1998 III A-4 RB
  1.72%, 06/01/17(c)(f)                            --    VMIG-1        300          300,000
-------------------------------------------------------------------------------------------
  VRD Series 1998 III B-2 RB
  1.72%, 06/01/19(c)(f)                            --    VMIG-1      5,650        5,650,000
-------------------------------------------------------------------------------------------
  VRD Series 1998 III C-3 RB
  1.72%, 06/01/18(c)(f)                            --    VMIG-1      3,475        3,475,000
-------------------------------------------------------------------------------------------
  VRD Series 1998 III C-4 RB
  1.72%, 06/01/20(c)(f)                            --    VMIG-1     10,000       10,000,000
-------------------------------------------------------------------------------------------
  VRD Series 1999 II A-1 RB
  1.72%, 06/01/24(c)(f)                            --    VMIG-1      6,300        6,300,000
-------------------------------------------------------------------------------------------
  VRD Series 1999 II B-1 RB
  1.72%, 06/01/25(c)(f)                            --    VMIG-1      1,700        1,700,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Shelby (County of) Health, Educational &
  Housing Facilities Board (Briarcrest
  Christian School System); Educational
  Facilities VRD Series 2002 RB (LOC-SunTrust
  Bank)
  1.69%, 04/01/22(b)(c)                            --    VMIG-1    $11,050   $   11,050,000
-------------------------------------------------------------------------------------------
Shelby (County of) Health, Educational &
  Housing Facilities Board (St. Benedict
  Auburndale School); VRD Series 2003 RB
  (LOC-AmSouth Bank)
  1.74%, 05/01/33(b)(c)                            --    VMIG-1      5,000        5,000,000
-------------------------------------------------------------------------------------------
Tennessee (State of) Local Development
  Authority (Community Provider Pooled Loan
  Program); Series 1994 RB
  6.45%, 10/01/04(g)(l)                           NRR        --      1,000        1,020,000
-------------------------------------------------------------------------------------------
Washington (County of) (Capital Outlay
  Notes);
  Refunding Unlimited Tax Series 2002 GO
  4.00%, 02/01/05(f)                               --       Aaa      1,000        1,009,664
-------------------------------------------------------------------------------------------
Williamson (County of) Industrial Development
  Board (Currey Ingram Academy); Educational
  Facilities VRD Series 2003 RB
  (LOC-SunTrust Bank)
  1.75%, 04/01/23(b)(c)                            --    VMIG-1      2,500        2,500,000
===========================================================================================
                                                                                159,238,687
===========================================================================================

TEXAS-11.84%

ABN AMRO Munitops Ctfs. Trust (City of
  Leander Independent School District);
  Unlimited Multi-State Non-AMT VRD Series
  2002-16 Ctfs. (Acquired 08/20/03; Cost
  $5,395,000)
  1.75%, 08/15/10(c)(d)(e)                         --    VMIG-1      5,395        5,395,000
-------------------------------------------------------------------------------------------
Alief (City of) Independent School District;
  Unlimited Tax Series 1997 GO (CEP-Texas
  Permanent School Fund)
  6.60%, 02/15/05                                 AAA       Aaa      1,000        1,020,512
-------------------------------------------------------------------------------------------
Amarillo (City of) Health Facilities Corp.
  (Panhandle Pooled Health Care); VRD Series
  1985 ACES RB (LOC-BNP Paribas)
  1.75%, 05/31/25(b)(c)                            --    VMIG-1      4,862        4,862,000
-------------------------------------------------------------------------------------------
Austin (City of) Water & Wastewater System;
  Refunding Series 2002 A RB
  5.00%, 11/15/04(f)                              AAA       Aaa      4,000        4,019,072
-------------------------------------------------------------------------------------------
Austin (City of); Refunding Utility System
  Series 1995 RB
  5.60%, 05/15/05(g)(l)                           AAA       Aaa      5,000        5,128,791
-------------------------------------------------------------------------------------------
Austin (City of); Utility System Series 1994
  RB
  5.75%, 11/15/04(g)(i)                           AAA       Aaa      2,605        2,619,767
-------------------------------------------------------------------------------------------
Bexar (County of) Health Facilities
  Development Corp.
  (Air Force Village); VRD Series 2000 RB
  (LOC-Bank of America N.A.)
  1.69%, 08/15/30(b)(c)                          A-1+        --     19,500       19,500,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Bexar (County of) Health Facilities
  Development Corp.
  (Warm Springs); Healthcare System VRD
  Series 1997 RB
  (LOC-JPMorgan Chase Bank)
  1.74%, 09/01/27(b)(c)                            --    VMIG-1    $ 3,435   $    3,435,000
-------------------------------------------------------------------------------------------
Brownsville (City of) Utility Systems;
  Refunding Sub. Lien VRD Series 2001 A RB
  0.95%, 11/04/04(f)(g)(k)                       A-1+    VMIG-1      3,300        3,300,000
-------------------------------------------------------------------------------------------
Dallas (City of) Waterworks & Sewer System;
  Refunding Series 2002 A RB
  4.00%, 10/01/04                                 AA+       Aa2      3,500        3,500,000
-------------------------------------------------------------------------------------------
Dallas (City of); Limited Tax Series 2003 GO
  3.50%, 02/15/05                                 AA+       Aa1      1,500        1,513,855
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Houston
  Airport);
  VRD Series 2000-4307 COP (Acquired
  11/15/00; Cost $15,750,000)
  1.75%, 07/01/28(c)(d)(e)                       A-1+        --     15,750       15,750,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Houston Water
  & Sewer);
  VRD Series 1997-4305 Class A COP (Acquired
  04/27/99; Cost $14,005,000)
  1.75%, 12/01/27(c)(d)(e)                       A-1+        --     14,005       14,005,000
-------------------------------------------------------------------------------------------
  VRD Series 2002-6019 Class A COP (Acquired
  11/13/02; Cost $8,910,000)
  1.75%, 12/01/30(c)(d)(e)                       A-1+        --      8,910        8,910,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris County Toll
  Road);
  VRD Series 2001-4305 COP
  (Acquired 05/08/01; Cost $7,390,000)
  1.75%, 08/01/14(c)(d)(e)                       A-1+        --      7,390        7,390,000
-------------------------------------------------------------------------------------------
  VRD Series 2002-6012 Class A COP
  (Acquired 11/20/02; Cost $1,580,000)
  1.75%, 08/15/30(c)(d)(e)                       A-1+        --      1,580        1,580,000
-------------------------------------------------------------------------------------------
El Paso (County of); Refunding Limited Tax
  Series 2002 A GO
  3.25%, 02/15/05(f)                              AAA       Aaa      1,040        1,048,302
-------------------------------------------------------------------------------------------
First Union MERLOTs (Harris County Toll
  Road);
  VRD Series 2003 B16 RB (Acquired 02/19/03;
  Cost $3,015,000)
  1.57%, 08/15/25(c)(d)(e)                         --    VMIG-1      3,015        3,015,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (Jefferson County Health
  Facilities Development Corp.); VRD Series
  2001 A83 RB
  (Acquired 11/18/03; Cost $3,570,000)
  1.20%, 11/16/04(d)(e)(g)(k)(n)                  A-1        --      3,570        3,570,000
-------------------------------------------------------------------------------------------
Fort Worth (City of); Limited Tax Series 2000
  GO Ctfs.
  6.25%, 03/01/05(g)(l)                           NRR       NRR      5,000        5,105,817
-------------------------------------------------------------------------------------------
Garland (City of) Industrial Development
  Authority Inc. (Carroll Co. Project); VRD
  Series 1984 IDR (LOC-Wells Fargo Bank N.A.)
  (Acquired 09/03/03; Cost $2,300,000)
  1.74%, 12/01/14(b)(c)(d)                         --       Aaa      2,300        2,300,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Goose Creek (City of) Consolidated
  Independent School District; Refunding
  Unlimited Tax Series 2002 A GO
  (CEP-Texas Permanent School Fund)
  4.00%, 02/15/05                                 AAA       Aaa    $ 1,520   $    1,536,322
-------------------------------------------------------------------------------------------
Grand Prairie (City of) Housing Finance Corp.
  (Lincoln Property Co.); Refunding
  Multi-Family Housing VRD Series 1993 RB
  (CEP-General Electric Corp.)
  1.77%, 06/01/10(c)                             A-1+        --      2,700        2,700,000
-------------------------------------------------------------------------------------------
Grapevine (City of) Industrial Development
  Corp.
  (Southern Air Transport); Refunding Airport
  Series 1993 RB
  (LOC-JPMorgan Chase Bank)
  1.77%, 03/01/10(b)(c)                          A-1+        --      2,300        2,300,000
-------------------------------------------------------------------------------------------
Harris (County of) Cultural Education
  Facilities Finance Corp. (Houston Music
  Hall Foundation); VRD Series 1999 RB
  (LOC-JPMorgan Chase Bank)
  1.74%, 06/01/29(b)(c)                          A-1+        --        700          700,000
-------------------------------------------------------------------------------------------
Harris (County of) Hospital District; Sub.
  Lien Commercial Paper Series A RN (LOC-Bank
  of America N.A.)
  1.28%, 11/22/04(b)                             A-1+        --      9,451        9,451,000
-------------------------------------------------------------------------------------------
Harris (County of) Houston Texas Sports
  Authority (Rodeo);
  Jr. Lein VRD Series 2001 C RB
  1.77%, 11/15/30(c)(f)                          A-1+    VMIG-1      6,400        6,400,000
-------------------------------------------------------------------------------------------
Harris (County of); Permanent Improvement
  Unlimited Tax Series 2003 GO
  3.00%, 10/01/04                                 AA+       Aa1      1,000        1,000,000
-------------------------------------------------------------------------------------------
Harris (County of); Refunding Unlimited Tax
  Series 2001 GO
  5.00%, 10/01/04                                 AA+       Aa1      4,970        4,970,000
-------------------------------------------------------------------------------------------
Hockley (County of) Industrial Development
  Corp. (AMOCO Project);
  VRD Series 1985 PCR
  1.15%, 11/01/04(g)(h)                          A-1+       P-1     10,000       10,000,000
-------------------------------------------------------------------------------------------
Hockley (County of) Industrial Development
  Corp.
  (AMOCO Project-Standard Oil Co.); VRD
  Series 1983 PCR
  1.40%, 03/01/05(g)(h)                          A-1+       Aa1     12,775       12,775,000
-------------------------------------------------------------------------------------------
Houston (City of) Independent School District
  (Schoolhouse);
  Limited Tax Series 2004 GO
  (CEP-Texas Permanent School Fund)
  1.62%, 06/09/05(g)(k)                          A-1+    VMIG-1     15,000       15,000,000
-------------------------------------------------------------------------------------------
Houston (City of); Commercial Paper Notes
  Series 2003 A GO
  1.30%, 10/21/04                                A-1+       P-1     20,000       20,000,000
-------------------------------------------------------------------------------------------
  1.37%, 11/15/04                                A-1+       P-1     24,000       24,000,000
-------------------------------------------------------------------------------------------
  1.38%, 01/25/05                                A-1+       P-1     13,400       13,400,000
-------------------------------------------------------------------------------------------
Mansfield (City of); Refunding Unlimited Tax
  VRD Series 2004 GO
  2.00%, 02/15/05(f)                              AAA       Aaa        855          857,910
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Merrill Lynch P-Floats (City of Brazosport
  Independent School District); Refunding
  Unlimited Tax VRD Series 2003 PT-1690 GO
  (Acquired 02/20/03; Cost $4,920,000)
  1.73%, 08/15/10(c)(d)(e)                         --    VMIG-1    $ 4,920   $    4,920,000
-------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (County of Harris
  Hospital District);
  VRD Series 2002 PT-665 RB (Acquired
  10/02/02; Cost $5,935,000)
  1.73%, 08/15/08(c)(d)(e)                       A-1+        --      5,935        5,935,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (State of Texas Affordable Housing Corp.);
  Floating Rate Trust Ctfs. VRD Series
  2003-780 RB
  (Acquired 02/19/03; Cost $1,995,000)
  1.73%, 09/01/22(c)(d)(e)                         --    VMIG-1      1,995        1,995,000
-------------------------------------------------------------------------------------------
Northside Independent School District;
  Refunding VRD Unlimited Tax Series 2003 B
  GO (CEP-Texas Permanent School Fund)
  1.75%, 08/01/05(g)(k)                          A-1+    VMIG-1      1,870        1,870,000
-------------------------------------------------------------------------------------------
Pine Tree Independent School District;
  Unlimited Tax Series 1994 GO (CEP-Texas
  Permanent School Fund)
  5.25%, 02/15/05(g)(k)                           NRR       Aaa        910          923,135
-------------------------------------------------------------------------------------------
San Antonio (City of) Water & Sewer System;
  Commercial Paper Notes Series 2001 A GO
  1.15%, 10/21/04                                A-1+       P-1     29,900       29,900,000
-------------------------------------------------------------------------------------------
Sherman (City of) Higher Education Finance
  Corp. (Austin College Project); Higher
  Education VRD Series 1997 RB
  (LOC-Bank of America N.A.)
  1.75%, 01/01/18(b)(c)                          A-1+        --     12,800       12,800,000
-------------------------------------------------------------------------------------------
Spring (City of) Independent School District;
  Unlimited Tax Series 2004 GO (CEP-Texas
  Permanent School Fund)
  2.50%, 02/15/05                                 AAA       Aaa      2,195        2,206,356
-------------------------------------------------------------------------------------------
Texas (State of); Series 2004 TRAN
  3.00%, 08/31/05                               SP-1+     MIG-1     30,000       30,378,015
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Southeast Texas Housing
  Finance Corp.);
  VRD Series 2001 A18 RB (Acquired 11/18/03;
  Cost $4,130,000)
  1.20%, 11/16/04(d)(e)(g)(k)(n)                  A-1        --      4,130        4,130,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (University of Texas);
  Refunding VRD Series 2003 B14 RB (Acquired
  01/29/03; Cost $8,005,000)
  1.72%, 08/15/22(c)(d)(e)                         --    VMIG-1      8,005        8,005,000
===========================================================================================
                                                                                345,120,854
===========================================================================================

UTAH-1.47%

Davis (County of) Housing Authority (Fox
  Creek Apartments); Refunding Multi-Family
  Housing VRD Series 1997 A RB
  (LOC-JPMorgan Chase Bank)
  1.71%, 08/15/27(b)(c)                           A-1        --      4,240        4,240,000
-------------------------------------------------------------------------------------------
Davis (County of); Unlimited Tax Series 2004
  TRAN
  2.25%, 12/30/04                                  --     MIG-1      4,000        4,009,763
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
UTAH-(CONTINUED)

First Union MERLOTs (Intermountain Power
  Agency);
  Power Supply VRD Series 2002 A59 RB
  (Acquired 10/23/02; Cost $7,040,000)
  1.74%, 07/01/10(c)(d)(e)                         --    VMIG-1    $ 7,040   $    7,040,000
-------------------------------------------------------------------------------------------
Intermountain Power Agency; Power Supply VRD
  Series 1985 E RB
  1.24%, 12/01/04(f)(g)(k)                       A-1+    VMIG-1     14,770       14,770,000
-------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (City of Murray
  Hospital); VRD Series 2002 PA-1066 RB
  (Acquired 10/02/02; Cost $5,995,000)
  1.73%, 05/15/22(c)(d)(e)                        A-1        --      5,995        5,995,000
-------------------------------------------------------------------------------------------
Salt Lake (City of) (Gateway Project);
  Special Assessment VRD Series 2003
  (LOC-Citibank N.A.)
  1.70%, 12/01/23(b)(c)                          A-1+        --      5,850        5,850,000
-------------------------------------------------------------------------------------------
Sanpete (County of) School Facilities
  (Wasatch Academy);
  VRD Series 2003 RB (LOC-U.S. Bank N.A.)
  1.76%, 08/01/28(b)(c)                          A-1+        --        900          900,000
===========================================================================================
                                                                                 42,804,763
===========================================================================================

VERMONT-0.22%

Vermont (State of) Student Assistance Corp.;
  Student Loan VRD Series 1985 RB (LOC-State
  Street Bank & Trust Co.)
  1.35%, 01/01/08(b)(j)                            --    VMIG-1      2,640        2,640,000
-------------------------------------------------------------------------------------------
Vermont (State of); Unlimited Tax Series 1994
  A GO
  6.40%, 01/15/05(g)(l)                           NRR       NRR      3,510        3,632,758
===========================================================================================
                                                                                  6,272,758
===========================================================================================

VIRGINIA-0.82%

Chesapeake (City of) Hospital Authority
  (Chesapeake General Hospital); Hospital
  Facility VRD Series 2001 B RB
  (LOC-SunTrust Bank)
  1.69%, 07/01/31(b)(c)                          A-1+        --      1,545        1,545,000
-------------------------------------------------------------------------------------------
Henrico (County of) Economic Development
  Authority
  (Westminster Centerbury); Residential Care
  Facilities
  VRD Series 2003 B RB (LOC-KBC Bank N.V.)
  1.69%, 07/01/08(b)(c)                            --    VMIG-1     17,100       17,100,000
-------------------------------------------------------------------------------------------
Richmond (City of) Industrial Development
  Authority;
  Educational Facilities VRD Series 2002 RB
  (LOC-SunTrust Bank)
  1.70%, 05/01/32(b)(c)                            --    VMIG-1      2,900        2,900,000
-------------------------------------------------------------------------------------------
Rockingham (County of) Industrial Development
  Authority (Sunnyside Presbyterian Home);
  Residential Care Facilities VRD Series 2003
  RB (LOC-Branch Banking & Trust)
  1.72%, 12/01/33(b)(c)                           A-1        --        750          750,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
VIRGINIA-(CONTINUED)

Winchester (City of) Industrial Development
  Authority (Shenandoah University);
  Educational Facilities First Mortgage
  Series 1994 IDR
  6.70%, 10/01/04(g)(l)                           NRR       NRR    $ 1,620   $    1,652,400
===========================================================================================
                                                                                 23,947,400
===========================================================================================

WASHINGTON-5.39%

ABN AMRO Munitops Ctfs. Trust (City of
  Seattle Municipal Light & Power);
  Multi-State Non-AMT VRD Series 2002-12
  Ctfs. (Acquired 05/25/04; Cost $9,755,000)
  1.75%, 03/01/09(c)(d)(e)                         --    VMIG-1      9,755        9,755,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (City of
  Seattle);
  Multi-State Non-AMT VRD Limited Tax Series
  2003-7 GO Ctfs.
  (Acquired 05/13/03; Cost $10,685,000)
  1.34%, 11/17/04(d)(e)(g)(i)(k)(n)                --        --     10,685       10,685,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (King County);
  Multi-State Non-AMT VRD Limited Tax Series
  2001-1 GO Ctfs.
  (Acquired 01/04/01; Cost $10,000,000)
  1.75%, 07/01/06(c)(d)(e)                         --    VMIG-1     10,000       10,000,000
-------------------------------------------------------------------------------------------
Bremerton (City of) (Kitsap Regional
  Conference Center);
  VRD Series 2003 RB (LOC-Bank of America
  N.A.)
  1.75%, 12/01/28(b)(c)(i)                         --        --      2,565        2,565,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Washington
  Public Power Supply Systems Project No. 2);
  VRD Series 96-4703 Class A COP (Acquired
  05/02/01; Cost $5,870,000)
  1.75%, 07/01/11(c)(d)(e)                       A-1+        --      5,870        5,870,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Washington);
  VRD Series 98-4701 Class A COP (Acquired
  07/20/00; Cost $14,400,000)
  1.75%, 05/01/18(c)(d)(e)                       A-1+        --     14,400       14,400,000
-------------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  Commercial Paper TRAN (LOC-Bank of America
  N.A.)
  1.00%, 10/26/04(b)                             A-1+        --      4,300        4,300,000
-------------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  Commercial Paper Notes (LOC-Bank of America
  N.A.)
  1.00%, 10/26/04(b)                             A-1+        --      7,000        7,000,000
-------------------------------------------------------------------------------------------
Everett (City of); VRD Limited Tax Series
  2001 GO
  (LOC-Bank of America N.A.)
  1.75%, 12/01/21(b)(c)(i)                         --        --      2,600        2,600,000
-------------------------------------------------------------------------------------------
Issaquah (City of) Community Properties; VRD
  Special Revenue Series 2001 A RB (LOC-Bank
  of America N.A.)
  1.73%, 02/15/21(b)(c)                            --    VMIG-1     10,150       10,150,000
-------------------------------------------------------------------------------------------
King & Snohomish (Counties of) School
  District No. 417 (Northshore); Unlimited
  Tax Series 2003 GO
  2.00%, 12/01/04(f)                              AAA       Aaa      3,300        3,304,792
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

King (County of) Economic Enterprise Corp.
  (Puget Sound Blood Center Project);
  VRD Series 1998 RB (LOC-U.S. Bank N.A.)
  1.74%, 04/01/23(b)(c)                            --    VMIG-1    $ 3,810   $    3,810,000
-------------------------------------------------------------------------------------------
Lake Tapps Parkway Properties; Special
  Revenue VRD
  (LOC-U.S. Bank N.A.)
  Series 1999 A RB
  1.73%, 12/01/19(b)(c)                            --    VMIG-1     11,800       11,800,000
-------------------------------------------------------------------------------------------
  Series 1999 B RB
  1.73%, 12/01/19(b)(c)                            --    VMIG-1        700          700,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (Port of Seattle);
  VRD Series 2002-739D RB (Acquired 07/21/04;
  Cost $5,000,000)
  1.73%, 09/01/20(c)(d)(e)                        A-1        --      5,000        5,000,000
-------------------------------------------------------------------------------------------
Pierce (County of) Economic Development Corp.
  (Weyerhaeuser Real Estate); Special Revenue
  VRD Series 1997 RB
  (LOC-Bank of America N.A.)
  1.73%, 01/01/27(b)(c)                          A-1+    VMIG-1     12,705       12,705,000
-------------------------------------------------------------------------------------------
Seattle (Port of) Industrial Development
  Corp. (Sysco Food Services Project);
  Refunding VRD Series 1994 IDR
  1.72%, 11/01/25(c)                             A-1+    VMIG-1      8,000        8,000,000
-------------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Bayview
  Manor Project);
  Low Income Housing Assistance VRD Series
  1994 B RB
  (LOC-U.S. Bank N.A.)
  1.74%, 05/01/19(b)(c)                          A-1+        --      2,340        2,340,000
-------------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Pioneer
  Human Services Project); Refunding VRD
  Series 1995 RB (LOC-U.S. Bank N.A.)
  1.74%, 12/01/15(b)(c)                          A-1+        --      1,975        1,975,000
-------------------------------------------------------------------------------------------
Snohomish (County of) Housing Authority (Ebey
  Arms Centerhouse Project); Refunding
  Housing VRD Series 2003 RB
  (LOC-Bank of America N.A.)
  1.75%, 12/01/34(b)(c)(i)                         --        --      6,245        6,245,000
-------------------------------------------------------------------------------------------
Vancouver (City of) Housing Authority
  (Village Park Apartments Project); Housing
  VRD Series 2000 RB (LOC-U.S. Bank N.A.)
  1.73%, 11/02/05(b)(c)                          A-1+        --      1,430        1,430,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Central Puget Sound
  Regional Transit Authority); Sales Tax &
  Motor VRD Series 2001 A46 RB
  (Acquired 11/12/03; Cost $6,275,000)
  1.30%, 11/10/04(d)(e)(g)(k)(n)                   --    VMIG-1      6,275        6,275,000
-------------------------------------------------------------------------------------------
Washington (State of) Economic Development
  Finance Authority (Seadrunar Recycling LLC
  Project); Economic Development VRD Series
  2000 E RB (LOC-U.S. Bank N.A.)
  1.74%, 08/01/25(b)(c)                          A-1+        --      2,735        2,735,000
-------------------------------------------------------------------------------------------
Washington (State of) Health Care Facilities
  Authority
  (Empire Health Services); VRD Series 2003
  RB
  (LOC-U.S. Bank N.A.)
  1.65%, 11/01/23(b)(c)                          A-1+        --      2,335        2,335,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Washington (State of) Higher Education
  Facilities Authority
  (Cornish College Arts Project); VRD Series
  2003 A RB
  (LOC-Bank of America N.A.)
  1.73%, 12/01/33(b)(c)                            --    VMIG-1    $ 5,000   $    5,000,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Nikkei Concerns Project);
  Non-Profit Housing VRD Series 1994 RB
  (LOC-U.S. Bank N.A.)
  1.74%, 10/01/19(b)(c)                          A-1+        --      3,755        3,755,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Tacoma Art Museum Project);
  Non-Profit VRD Series 2002 RB
  (LOC-Northern Trust Co.)
  1.77%, 06/01/32(b)(m)                            --    VMIG-1      1,225        1,225,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (University Preparatory Academy
  Project); Non-Profit VRD Series 2000 RB
  (LOC-Bank of America N.A.)
  1.75%, 07/01/30(b)(c)                            --    VMIG-1      1,250        1,250,000
===========================================================================================
                                                                                157,209,792
===========================================================================================

WEST VIRGINIA-0.35%

Monongalia (County of) Building Community
  Hospital (Monongalia General Hospital);
  Refunding VRD Series 2002 A RB
  (LOC-JPMorgan Chase Bank)
  1.72%, 07/01/17(b)(c)                           A-1    VMIG-1        645          645,000
-------------------------------------------------------------------------------------------
West Virginia (State of) Hospital Finance
  Authority (Cabell Huntington); Refunding
  VRD Series 2002 A-1 RB
  (LOC-JPMorgan Chase Bank)
  1.67%, 06/01/13(b)(c)                            --    VMIG-1      9,495        9,495,000
===========================================================================================
                                                                                 10,140,000
===========================================================================================

WISCONSIN-3.44%

Kimberly (City of) (Fox Cities YMCA Project);
  VRD Series 2002 RB
  (LOC-M&I Marshall & Ilsley Bank)
  1.75%, 04/01/32(b)(c)                            --    VMIG-1      2,540        2,540,000
-------------------------------------------------------------------------------------------
Menomonee Falls (City of); Refunding Sewer
  System Series 2004 RB
  2.00%, 05/01/05(f)                               --       Aaa      1,425        1,429,517
-------------------------------------------------------------------------------------------
Waukesha (County of); Promissory Notes
  Unlimited Tax Series 2004 GO
  2.00%, 04/01/05                                  --       Aaa      1,500        1,507,192
-------------------------------------------------------------------------------------------
Wind Point (City of) (Johnson Foundation
  Project);
  VRD Series 2000 RB (LOC-Bank of Montreal)
  1.80%, 09/01/35(b)(c)                          A-1+        --      4,665        4,665,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Beaver Dam Community
  Hospitals Inc.); VRD Series 2004 B RB
  (LOC-U.S. Bank N.A.)
  1.69%, 08/15/34(b)(c)                          A-1+        --      3,000        3,000,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Wisconsin (State of) Health & Educational
  Facilities Authority (Mequon Jewish
  Project); VRD Series 2003 RB
  (LOC-JPMorgan Chase Bank)
  1.73%, 07/01/28(b)(c)                            --    VMIG-1    $ 2,150   $    2,150,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority
  (Mercy Health System); (LOC-M&I Marshall &
  Ilsley Bank)
  Pooled Loan VRD Series 2003 I RB
  1.70%, 06/01/23(b)(c)                            --    VMIG-1      9,570        9,570,000
-------------------------------------------------------------------------------------------
  VRD Series 2003 C RB
  1.72%, 08/15/23(b)(c)                            --    VMIG-1      7,300        7,300,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority
  (St. John's Home); Pooled Loan VRD Series
  2003 J RB
  (LOC-M&I Marshall & Ilsley Bank)
  1.70%, 07/01/23(b)(c)                            --    VMIG-1      4,250        4,250,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority
  (St. Luke's Medical Center); VRD Series
  1987 RB
  (LOC-KBC Bank N.V.) (Acquired 06/01/04;
  Cost $30,000,000)
  1.70%, 12/01/17(b)(c)(d)                        A-1        --     30,000       30,000,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority
  (St. Mary's School); VRD Series 2004 RB
  (LOC-M&I Marshall & Ilsley Bank)
  1.72%, 08/01/19(b)(c)                           A-1        --      2,695        2,695,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority
  (Sinai Samaritan Medical Center Inc.); VRD
  Series 1994 A RB
  (LOC-M&I Marshall & Ilsley Bank)
  1.75%, 09/01/19(b)(c)                           A-1        --      5,649        5,649,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Wheaton Franciscan
  Services); VRD Series 2003 B RB
  (LOC-U.S. Bank N.A.)
  1.69%, 08/15/33(b)(c)                          A-1+    VMIG-1      8,750        8,750,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) School Districts Cash
  Flow Management Program;
  Series 2003 B-1 COP
  2.00%, 11/01/04                                  --     MIG-1      5,565        5,568,956
-------------------------------------------------------------------------------------------
  Series 2004 A-1 COP
  3.00%, 09/20/05(o)                               --        --      8,000        8,100,676
-------------------------------------------------------------------------------------------
Wisconsin (State of); Unlimited Tax Series
  1995 A GO
  6.10%, 05/01/05(g)(l)                           NRR       Aaa      3,000        3,087,881
===========================================================================================
                                                                                100,263,222
===========================================================================================
    Total Municipal Obligations (Cost
      $2,926,404,421)                                                         2,926,404,421
===========================================================================================
TOTAL INVESTMENTS-100.40% (Cost
  $2,926,404,421)(p)                                                          2,926,404,421
===========================================================================================
OTHER ASSETS LESS LIABILITIES-(0.40%)                                           (11,669,927)
===========================================================================================
NET ASSETS-100.00%                                                           $2,914,734,494
___________________________________________________________________________________________
===========================================================================================

Investment Abbreviations:

ACES     - Automatically Convertible Extendable Security
AMT      - Alternative Minimum Tax
BAN      - Bond Anticipation Notes
CEP      - Credit Enhancement Provider
COP      - Certificate of Participation
Ctfs     - Certificates
GO       - General Obligation Bonds
IDR      - Industrial Development Revenue Bonds
Jr.      - Junior
LOC      - Letter of Credit
MERLOT   - Municipal Exempt Receipts Liquidity Optional Tender
NRR      - Not Re-Rated
P-Floats - Puttable Floating Option Tax-Exempt Receipts
PCR      - Pollution Control Revenue Bonds
PUTTERS  - Putable Tax Exempt Receipts
RAN      - Revenue Anticipation Notes
RB       - Revenue Bonds
RN       - Revenue Notes
Sub.     - Subordinated
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
VRD      - Variable Rate Demand
Wts.     - Warrants

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), except as indicated in note (i) and (o) below. NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations held by a bank custodian); this funding is pursuant to an advance refunding of this security.
(b) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined weekly. Rate shown is the rate in effect on September 30, 2004.
(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at September 30, 2004 was $691,199,000, which represented 23.71% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(e) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.

(g) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(h) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined semi-annually. Rate shown is the rate in effect on September 30, 2004.
(i) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.
(j) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined monthly. Rate shown is the rate in effect on September 30, 2004.
(k) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined at intermittent intervals. Rate shown is the rate in effect on September 30, 2004.
(l) Advance refunded; secured by an escrow fund of U.S. Treasury obligations.
(m) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined daily. Rate shown is the rate in effect on September 30, 2004.
(n) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at September 30, 2004 was $38,920,000, which represented 1.34% of the Fund's net assets.
(o) Determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest, pursuant to guidelines for the determination of quality adopted by the Board of Trustees and followed by the investment advisor.
(p) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS & LIABILITIES

September 30, 2004
(Unaudited)

ASSETS:

Investments, at market value
  (cost $2,926,404,421)        $2,926,404,421
---------------------------------------------
Cash                                  697,925
---------------------------------------------
Receivables for:
  Investments sold                  4,895,235
---------------------------------------------
  Interest                          8,879,674
---------------------------------------------
Investment for trustee
  deferred compensation and
  retirement plans                    136,908
---------------------------------------------
Other assets                          190,315
=============================================
    Total assets                2,941,204,478
_____________________________________________
=============================================

LIABILITIES:

Payables for:
  Investments purchased            23,240,918
---------------------------------------------
  Dividends                         2,730,970
---------------------------------------------
  Trustee deferred
    compensation and
    retirement plans                  215,380
---------------------------------------------
Accrued distribution fees             131,402
---------------------------------------------
Accrued transfer agent fees            91,843
---------------------------------------------
Accrued trustees fees                   1,095
---------------------------------------------
Accrued operating expenses             58,376
=============================================
    Total liabilities              26,469,984
=============================================
Net assets applicable to
  shares outstanding           $2,914,734,494
_____________________________________________
=============================================

NET ASSETS CONSIST OF:

  Shares of beneficial
    interest                   $2,914,752,505
---------------------------------------------
  Undistributed net realized
    gain (loss) from
    investment securities             (18,011)
=============================================
                               $2,914,734,494
_____________________________________________
=============================================

NET ASSETS:

Institutional Class            $1,671,593,521
_____________________________________________
=============================================
Private Investment Class       $  190,301,672
_____________________________________________
=============================================
Personal Investment Class      $    9,273,444
_____________________________________________
=============================================
Cash Management Class          $  796,326,655
_____________________________________________
=============================================
Reserve Class                  $   11,062,666
_____________________________________________
=============================================
Resource Class                 $  236,176,536
_____________________________________________
=============================================

SHARES OUTSTANDING,
  $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class             1,671,550,863
_____________________________________________
=============================================
Private Investment Class          190,288,610
_____________________________________________
=============================================
Personal Investment Class           9,270,510
_____________________________________________
=============================================
Cash Management Class             796,322,561
_____________________________________________
=============================================
Reserve Class                      11,060,717
_____________________________________________
=============================================
Resource Class                    236,175,751
_____________________________________________
=============================================
Net asset value, offering and
  redemption price per share
  for each class               $         1.00
_____________________________________________
=============================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended September 30, 2004
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $17,235,533
=========================================================================

EXPENSES:

Advisory fees                                                   3,131,846
-------------------------------------------------------------------------
Administrative services fees                                      295,697
-------------------------------------------------------------------------
Custodian fees                                                     38,978
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                        404,301
-------------------------------------------------------------------------
  Personal Investment Class                                        40,938
-------------------------------------------------------------------------
  Cash Management Class                                           334,772
-------------------------------------------------------------------------
  Reserve Class                                                    50,510
-------------------------------------------------------------------------
  Resource Class                                                  266,654
-------------------------------------------------------------------------
Transfer agent fees                                               231,258
-------------------------------------------------------------------------
Trustees' fees and retirement benefits                             29,952
-------------------------------------------------------------------------
Other                                                             317,825
=========================================================================
    Total expenses                                              5,142,731
=========================================================================
Less: Fees waived                                              (1,065,457)
=========================================================================
    Net expenses                                                4,077,274
=========================================================================
Net investment income                                          13,158,259
=========================================================================
Net realized gain (loss) from investment securities               (17,079)
=========================================================================
Net increase in net assets resulting from operations          $13,141,180
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended September 30, 2004 and the year ended March 31, 2004 (Unaudited)

                                                            SEPTEMBER 30,       MARCH 31,
                                                                 2004              2004
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                     $  13,158,259     $   22,690,885
--------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities             (17,079)            40,841
============================================================================================
    Net increase in net assets resulting from operations       13,141,180         22,731,726
============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                          (8,710,440)       (14,405,472)
--------------------------------------------------------------------------------------------
  Private Investment Class                                       (555,715)        (1,230,193)
--------------------------------------------------------------------------------------------
  Personal Investment Class                                       (20,320)           (37,490)
--------------------------------------------------------------------------------------------
  Cash Management Class                                        (2,854,661)        (5,040,826)
--------------------------------------------------------------------------------------------
  Reserve Class                                                    (4,673)            (8,425)
--------------------------------------------------------------------------------------------
  Resource Class                                               (1,012,450)        (1,968,479)
============================================================================================
    Decrease in net assets resulting from distributions       (13,158,259)       (22,690,885)
============================================================================================
Share transactions-net:
  Institutional Class                                        (282,164,384)       632,519,818
--------------------------------------------------------------------------------------------
  Private Investment Class                                     39,903,203        (77,436,378)
--------------------------------------------------------------------------------------------
  Personal Investment Class                                    (1,120,107)        (6,598,054)
--------------------------------------------------------------------------------------------
  Cash Management Class                                        28,190,366        150,447,508
--------------------------------------------------------------------------------------------
  Reserve Class                                                (2,966,860)         1,376,091
--------------------------------------------------------------------------------------------
  Resource Class                                              (63,027,459)        39,025,099
============================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                     (281,185,241)       739,334,084
============================================================================================
    Net increase (decrease) in net assets                    (281,202,320)       739,374,925
============================================================================================

NET ASSETS:

  Beginning of period                                       3,195,936,814      2,456,561,889
============================================================================================
  End of period (including undistributed net investment
    income of $0 and $0, respectively)                      $2,914,734,494    $3,195,936,814
____________________________________________________________________________________________
============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

September 30, 2004
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Tax-Free Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust consisting of one portfolio, the Tax-Free Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class are voted on exclusively by the shareholders of each class. The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. On November 4, 2003, the Fund was restructured from a separate series of Tax-Free Investments Co. to a new series portfolio of the Trust.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities.' Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       In addition, the Fund intends to invest in securities to allow it to qualify to pay shareholders "exempt interest dividends", as defined in the Internal Revenue Code of 1986, as amended.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.22%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the cap stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees;
(vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement; (viii) trustees' fees; and (ix) federal registration fees. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. For the six months ended September 30, 2004, AIM waived fees of $723,330.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2004, AIM was paid $295,697 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended September 30, 2004, AISI retained $225,258 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of the such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees for the Reserve Class during the year in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the six months ended September 30, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $202,150, $30,021, $267,818, $41,736 and $213,323, respectively, after FMC waived Plan fees of $202,151, $10,917, $66,954, $8,774 and $53,331, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.


NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM and INVESCO Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended September 30, 2004, the Fund engaged in purchases and sales of securities of $0 and $27,058,780, respectively.


NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended September 30, 2004, the Fund paid legal fees of $5,068 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended September 30, 2004.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.


NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of March 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
March 31, 2011                                                      $933
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                    CHANGES IN SHARES OUTSTANDING(A)
---------------------------------------------------------------------------------------------------------
                                         SIX MONTHS ENDED                         YEAR ENDED
                                        SEPTEMBER 30, 2004                      MARCH 31, 2004
                                 ---------------------------------    -----------------------------------
                                     SHARES            AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class             8,676,342,046    $ 8,676,342,046     13,446,683,719    $ 13,446,683,719
---------------------------------------------------------------------------------------------------------
  Private Investment Class          217,524,346        217,524,346        489,285,624         489,285,624
---------------------------------------------------------------------------------------------------------
  Personal Investment Class          20,166,779         20,166,779         26,756,133          26,756,133
---------------------------------------------------------------------------------------------------------
  Cash Management Class           2,908,837,254      2,908,837,254      5,641,820,633       5,641,820,633
---------------------------------------------------------------------------------------------------------
  Reserve Class                      77,269,739         77,269,739        156,764,612         156,764,612
---------------------------------------------------------------------------------------------------------
  Resource Class                    732,494,862        732,494,862      1,508,376,051       1,508,376,051
=========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                 5,177,367          5,177,367          7,301,226           7,301,226
---------------------------------------------------------------------------------------------------------
  Private Investment Class              318,170            318,170            737,747             737,747
---------------------------------------------------------------------------------------------------------
  Personal Investment Class               2,442              2,442              4,054               4,054
---------------------------------------------------------------------------------------------------------
  Cash Management Class               1,846,071          1,846,071          4,115,815           4,115,815
---------------------------------------------------------------------------------------------------------
  Reserve Class                           2,986              2,986              8,921               8,921
---------------------------------------------------------------------------------------------------------
  Resource Class                        936,355            936,355          1,860,224           1,860,224
=========================================================================================================
Reacquired:
  Institutional Class            (8,963,683,797)    (8,963,683,797)   (12,821,465,127)    (12,821,465,127)
---------------------------------------------------------------------------------------------------------
  Private Investment Class         (177,939,313)      (177,939,313)      (567,459,749)       (567,459,749)
---------------------------------------------------------------------------------------------------------
  Personal Investment Class         (21,289,328)       (21,289,328)       (33,358,241)        (33,358,241)
---------------------------------------------------------------------------------------------------------
  Cash Management Class          (2,882,492,959)    (2,882,492,959)    (5,495,488,940)     (5,495,488,940)
---------------------------------------------------------------------------------------------------------
  Reserve Class                     (80,239,585)       (80,239,585)      (155,397,442)       (155,397,442)
---------------------------------------------------------------------------------------------------------
  Resource Class                   (796,458,676)      (796,458,676)    (1,471,211,176)     (1,471,211,176)
=========================================================================================================
                                   (281,185,241)   $  (281,185,241)       739,334,084    $    739,334,084
_________________________________________________________________________________________________________
=========================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 50% of the outstanding shares of the Fund. The Fund's principle underwriter may have an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                          CASH MANAGEMENT CLASS
                                   --------------------------------------------------------------------
                                    SIX MONTHS
                                       ENDED                        YEAR ENDED MARCH 31,
                                   SEPTEMBER 30,      -------------------------------------------------
                                       2004             2004       2003       2002      2001      2000
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                             $   1.00         $   1.00   $   1.00   $   1.00   $  1.00   $ 1.00
-------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income                 0.004             0.01       0.01       0.02      0.04     0.03
=======================================================================================================
Less distributions from net
  investment income                    (0.004)           (0.01)     (0.01)     (0.02)    (0.04)   (0.03)
=======================================================================================================
Net asset value, end of period       $   1.00         $   1.00   $   1.00   $   1.00   $  1.00   $ 1.00
_______________________________________________________________________________________________________
=======================================================================================================
Total return(a)                          0.42%            0.76%      1.14%      2.08%     3.87%    3.23%
_______________________________________________________________________________________________________
=======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                           $796,327         $768,141   $617,683   $320,502   $15,668   $6,178
_______________________________________________________________________________________________________
=======================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                       0.30%(b)         0.30%      0.30%      0.30%     0.28%    0.28%
-------------------------------------------------------------------------------------------------------
  Without fee waivers                    0.37%(b)         0.37%      0.37%      0.38%     0.39%    0.39%
_______________________________________________________________________________________________________
=======================================================================================================
Ratio of net investment income to
  average net assets                     0.85%(b)         0.75%      1.12%      1.92%     3.76%    3.17%
_______________________________________________________________________________________________________
=======================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $667,706,086.

NOTE 9--LEGAL PROCEEDINGS

Terms used in this Legal Proceedings Note are defined terms solely for the purpose of this note.

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI will be paid by November 7, 2004.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the direction of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the New York Stock Exchange, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal and state securities laws;
(ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.


                               TRUSTEES                                         TAX-FREE
Bruce L. Crockett, Chair                                  Robert H. Graham      INVESTMENTS TRUST
Bob R. Baker                                               Gerald J. Lewis      (TFIT)
Frank S. Bayley                                         Prema Mathai-Davis
James T. Bunch                                            Lewis F. Pennock                                         TAX-FREE
Albert R. Dowden                                           Ruth H. Quigley                                     CASH RESERVE
Edward K. Dunn, Jr.                                         Louis S. Sklar                                        PORTFOLIO
Jack M. Fields                                           Larry Soll, Ph.D.
Carl Frischling                                         Mark H. Williamson                                    INSTITUTIONAL
                                                                                                                      CLASS
                               OFFICERS
Robert H. Graham                                                 President                                            Semi-
Mark H. Williamson                                Executive Vice President                                           Annual
Lisa O. Brinkley           Sr. Vice President and Chief Compliance Officer                                           Report
Kevin M. Carome     Senior Vice President, Secretary & Chief Legal Officer
Sidney M. Dilgren                               Vice President & Treasurer                               September 30, 2004
Stuart W. Coco                                              Vice President
Karen Dunn Kelley                                           Vice President
Edgar M. Larsen                                             Vice President

                          INVESTMENT ADVISOR
                         A I M Advisors, Inc.
                     11 Greenway Plaza, Suite 100
                        Houston, TX 77046-1173

                              DISTRIBUTOR
                        Fund Management Company
                     11 Greenway Plaza, Suite 100
                        Houston, TX 77046-1173

                               CUSTODIAN
                         The Bank of New York
                            2 Hanson Place
                        Brooklyn, NY 11217-1431

                          COUNSEL TO THE FUND
                Ballard Spahr Andrews & Ingersoll, LLP
                    1735 Market Street, 51st Floor
                      Philadelphia, PA 19103-7599

                        COUNSEL TO THE TRUSTEES
                 Kramer, Levin, Naftalis & Frankel LLP
                           919 Third Avenue
                        New York, NY 10022-3852

                            TRANSFER AGENT
                     AIM Investment Services, Inc.
                     11 Greenway Plaza, Suite 100
                        Houston, TX 77046-1173

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM
Web site, AIMinvestments.com. On the home page, scroll down and click on AIM
Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the fund voted proxies related to its portfolio securities during the 12 months ended 6/30/04 is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select your fund from the drop-down menu.

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


TFIT-SAR-1

LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           This is the semiannual report on the performance of the
ROBERT H.           Institutional Class of the Tax-Free Cash Reserve Portfolio
GRAHAM]             of Tax-Free Investments Trust, a money market fund investing in short-term municipal bonds of the highest credit ratings.
ROBERT H. GRAHAM    The report is for the six-month period ended September 30,
                    2004.

                       Historically low interest rates resulted in low yields
                    for money market instruments.

                       The Federal Reserve (the Fed), which had left the federal
                    funds target rate at 1.00% since June 2003 (the lowest rate since 1958), increased the rate by 0.25% (or 25 basis points) three times during the six-month reporting period. With the latest increase on September 21, the rate stood at
1.75%. The federal funds rate is the interest rate at which depository institutions lend balances at the Fed to other depository institutions overnight. The federal funds rate does not mandate the rates offered on municipal bonds. However, the low-interest rate environment resulting from the federal funds rate, as well as the overall economic climate itself, affects all fixed-income investing.

   Indications of sustained economic growth characterized the bond market during the second quarter of 2004, according to The Bond Market Association's Research Quarterly. The report noted that considering interest rate volatility in 2004, bond markets in general have responded well to sustained economic growth. However, municipal bond issuance declined in the quarter amid rising rates and a flattening yield curve.

   Economic activity continued to expand throughout the reporting period, according to Beige Books published by the Fed. The nation's gross domestic product, generally considered the broadest measure of economic activity, grew at an annualized rate of 3.3% in the second quarter and 3.7% in the third quarter of 2004. According to the Department of Labor, 1.05 million jobs were created during the reporting period. However, a slowdown in job growth led to declining consumer confidence in August and September, according to The Conference Board. At the close of the fiscal year, the unemployment rate stood at 5.4%.

   The September Beige Book reported that the economy continued to improve in July and August, with 11 districts reporting increased activity levels during the summer. All but one district reported an increase in manufacturing activity. Labor markets remained slack across the nation, with few reports of occupational shortages, while retail sales improved modestly in July and August, according to the Beige Book report.

YOUR INVESTMENT PORTFOLIO

For the six-month period ended September 30, 2004, the seven-day SEC and monthly yields for the Tax-Free Cash Reserve Portfolio's Institutional Class were 1.27% and 1.15%, respectively. The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor not waived fees and/or reimbursed expenses, performance would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer

========================================
PORTFOLIO COMPOSITION BY MATURITY
In days, as of 9/30/04

1-7                                75.5%

8-14                                2.6

15-60                               7.7

61-120                              6.7

121-180                             1.8

181-240                             0.7

241+                                5.0

The number of days to maturity of each
holding is determined in accordance with
the provisions of Rule 2a-7 under the
Investment Company Act of 1940.
========================================

[AIM INVESTMENTS LOGO APPEARS HERE]
      --Registered Trademark--                                       (continued)

The views and opinions       maturity schedule for higher yields, the portfolio
expressed in this letter     continued to provide relatively attractive
are those of A I M           returns. The weighted average maturity (WAM)
Advisors, Inc. These         remained in the 25- to 42- day range; at the close
views and opinions are       of the reporting period, the WAM stood at 35 days.
subject to change at any     The portfolio continued to maintain a relatively
time based on factors        short maturity structure to take advantage of any
such as market and           sudden rise in market yields.
economic conditions.
These views and opinions        The portfolio continued to hold the highest
may not be relied upon as    credit-quality ratings given by three widely known
investment advice or         credit rating agencies: AAAm from Standard &
recommendations, or as an    Poor's, Aaa from Moody's and AAA from
offer for a particular       FitchRatings. Fund ratings are subject to change
security. Statements of      and are based on several factors including an
fact are from sources        analysis of a portfolio's overall credit quality,
considered reliable, but     market price exposure and management.
A I M Advisors, Inc.
makes no representation         The Tax-Free Cash Reserve Portfolio seeks to
or warranty as to their      provide as high a level of tax-exempt income as is
completeness or accuracy.    consistent with preservation of capital and
Although historical          maintenance of liquidity by investing in
performance is no            high-quality, short-term municipal obligations.
guarantee of future          The portfolio invests solely in securities that,
results, these insights      at the time of investment, are "First Tier," as
may help you understand      defined in Rule 2a-7 under the Investment Company
our investment management    Act of 1940.
philosophy.
                             IN CONCLUSION

THIS REPORT MUST BE          Despite raising the federal funds rate for the
ACCOMPANIED OR PRECEDED      third time since June 24, as the reporting period
BY A CURRENTLY EFFECTIVE     ended, the Fed believed that monetary policy
FUND PROSPECTUS, WHICH       remains accommodative. After the September rate
CONTAINS MORE COMPLETE       increase, the Fed stated that it expects
INFORMATION, INCLUDING       underlying inflation to be relatively low, but
SALES CHARGES AND            that it would "respond to changes in economic
EXPENSES. READ IT            prospects as needed to maintain price stability."
CAREFULLY BEFORE YOU
INVEST.                         We are pleased to send you this report on your
                             investment. AIM is committed to the primary goals
PERFORMANCE QUOTED IS        of safety, liquidity and yield in institutional
PAST PERFORMANCE AND         fund management. We are also dedicated to customer
CANNOT GUARANTEE             service. Should you have comments or questions
COMPARABLE FUTURE            about this report, please contact one of our
RESULTS; CURRENT             representatives at 800-659-1005.
PERFORMANCE MAY BE LOWER
OR HIGHER. VISIT             Sincerely,
AIMINVESTMENTS.COM FOR
THE MOST RECENT MONTH-END    /s/ ROBERT H. GRAHAM
PERFORMANCE.                 -------------------------------------
                             Robert H. Graham
                             Chairman, A I M Management Group Inc.
AN INVESTMENT IN THE FUND
IS NOT INSURED OR            Beginning with fiscal periods ending after
GUARANTEED BY THE FEDERAL    December 31, 2004, the fund files its complete
DEPOSIT INSURANCE            schedule of portfolio holdings with the Securities
CORPORATION OR ANY OTHER     and Exchange Commission ("SEC") for the first and
GOVERNMENT AGENCY.           third quarters of each fiscal year on Form N-Q.
ALTHOUGH THE FUND SEEKS      The fund's Form N-Q filings are available on the
TO PRESERVE THE VALUE OF     SEC's website at http://www.sec.gov. Copies of the
YOUR INVESTMENT AT $1.00     fund's Forms N-Q may be reviewed and copied at the
PER SHARE, IT IS POSSIBLE    SEC's Public Reference Room at 450 Fifth Street,
TO LOSE MONEY BY             N.W., Washington, D.C. 20549-0102. You can obtain
INVESTING IN THE FUND.       information on the operation of the Public
                             Reference Room, including information about
                             duplicating fee charges, by calling 1-202-942-8090
                             or by electronic request at the following E-mail
                             address: publicinfo@sec.gov. The SEC file numbers
                             for the fund are 8112731 and 2-58286. The fund's
                             most recent portfolio holdings, as filed on Form
                             N-Q, are also available at www.aiminvestments.com.

INFORMATION ABOUT YOUR FUND'S EXPENSES

EXAMPLE

As a shareholder of the fund, you incur ongoing costs, including management fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2004 - September 30, 2004.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

================================================================================

                                                                              HYPOTHETICAL
                                                ACTUAL                      (5% ANNUAL RETURN
                                                                             BEFORE EXPENSES)

                      BEGINNING         ENDING         EXPENSES         ENDING          EXPENSES
                    ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING    ACCOUNT VALUE     PAID DURING
                     (04/01/04)      (09/30/04)(1)     PERIOD(2)       (09/30/04)       PERIOD(2)
INSTITUTIONAL
CLASS                 $1,000.00        $1,004.70         $1.11          $1,023.97         $1.12


(1) The actual ending account value is based on the actual total return of the fund for the period April 1, 2004 to September 30, 2004 after actual expenses and will differ from the hypothetical ending account value which is based on the fund's expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period April 1, 2004 to September 30, 2004 was 0.47% for Institutional Class shares.

(2) Expenses are equal to the fund's annualized expense ratio of 0.22% for Institutional Class shares multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
================================================================================

SCHEDULE OF INVESTMENTS

September 30, 2004
(Unaudited)

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------

MUNICIPAL OBLIGATIONS-100.40%

ALABAMA-1.62%

Birmingham (City of) Public Parks &
  Recreation Board
  (Children's Zoo Project); VRD Series 2002
  RB
  (LOC-AmSouth Bank)
  1.84%, 05/01/07(b(c)                             --    VMIG-1    $ 2,925   $    2,925,000
-------------------------------------------------------------------------------------------
Birmingham (City of) Public Parks &
  Recreation Board
  (YMCA Project); Refunding VRD Series 1996
  RB
  (LOC-AmSouth Bank)
  1.84%, 06/01/16(b)(c)                            --    VMIG-1      1,990        1,990,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Birmingham
  Waterworks & Sewer Board);
  VRD Series 2002-6009 Class A COP
  (Acquired 11/05/02; Cost $4,100,000)
  1.75%, 01/01/43(c)(d)(e)                       A-1+        --      4,100        4,100,000
-------------------------------------------------------------------------------------------
  VRD Series 2003-0007 Class A COP
  (Acquired 04/16/03; Cost $7,370,000)
  1.75%, 01/01/43(c)(d)(e)                       A-1+        --      7,370        7,370,000
-------------------------------------------------------------------------------------------
Homewood (City of) Medical Clinic Board
  (Lakeshore Foundation Project); Lease
  Revenue VRD Series 2000 RB
  (LOC-AmSouth Bank)
  1.84%, 11/01/24(b)(c)                           A-1        --      6,046        6,046,000
-------------------------------------------------------------------------------------------
Mobile (City of); Port City Medical Clinic
  Board (Infirmary Health); VRD Series 1998 B
  RB
  1.71%, 02/01/25(c)(f)                           A-1    VMIG-1      5,000        5,000,000
-------------------------------------------------------------------------------------------
Montgomery (City of) Industrial Development
  Board
  (Industrial Partners Project); Refunding
  VRD Series 1989 IDR
  (LOC-SunTrust Bank)
  1.73%, 01/01/07(b)(c)                            --       Aa2        635          635,000
-------------------------------------------------------------------------------------------
Oxford (City of); Unlimited Tax VRD Series
  2003 GO Wts.
  (LOC-Branch Banking & Trust)
  1.73%, 07/01/15(b)(c)                            --    VMIG-1      5,180        5,180,000
-------------------------------------------------------------------------------------------
Ridge (City of) Improvement District; Special
  Assessment VRD Series 2000 RB (LOC-AmSouth
  Bank)
  1.73%, 10/01/25(b)(c)                            --    VMIG-1     13,335       13,335,000
-------------------------------------------------------------------------------------------
Tuscaloosa (City of) Educational Building
  Authority (Stillman College Project);
  Refunding Capital Improvement VRD Series
  2002 A RB (LOC-AmSouth Bank)
  1.84%, 10/01/23(b)(c)                            --    VMIG-1        500          500,000
===========================================================================================
                                                                                 47,081,000
===========================================================================================

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------

ALASKA-0.13%

Alaska (State of) Industrial Development &
  Export Authority
  (Safeway Inc. Projects); Refunding VRD
  Series 1991 IDR
  (LOC-Deutsche Bank A.G.)
  1.45%, 12/01/04(b)(g)(h)                        A-1        --    $ 1,895   $    1,895,000
-------------------------------------------------------------------------------------------
Alaska (State of) Industrial Development
  Authority
  (Alaska Hotel Properties Inc. Project); VRD
  Series 1986 IDR
  (LOC-Royal Bank of Scotland)
  (Acquired 12/17/02; Cost $800,000)
  1.70%, 06/01/06(b)(c)(d)                         --       Aa1        800          800,000
-------------------------------------------------------------------------------------------
Matanuska-Susitna (Borough of); Unlimited Tax
  Series 1998 A GO
  4.50%, 03/01/05(f)                              AAA       Aaa      1,000        1,012,718
===========================================================================================
                                                                                  3,707,718
===========================================================================================

ARIZONA-1.43%

Apache (County of) Industrial Development
  Authority
  (Tucson Electric Power Co.); Floating Rate
  Series 1982 A IDR
  (LOC-Credit Suisse First Boston)
  1.75%, 12/15/18(b)(c)                           A-1    VMIG-1      6,625        6,625,000
-------------------------------------------------------------------------------------------
Casa Grande (City of) Industrial Development
  Authority (Center Park Apartments Project);
  Refunding Multi-Family Housing VRD Series
  2001 A IDR (CEP-Federal National Mortgage
  Association)
  1.72%, 06/15/31(c)                               --    VMIG-1      2,010        2,010,000
-------------------------------------------------------------------------------------------
Casa Grande (City of) Industrial Development
  Authority (Quail Gardens Apartments);
  Refunding Multi-Family Housing VRD Series
  2001 A IDR (CEP-Federal National Mortgage
  Association)
  1.72%, 06/15/31(c)                               --    VMIG-1      1,550        1,550,000
-------------------------------------------------------------------------------------------
Phoenix (City of) Civic Improvement Corp.;
  Wastewater System Series 2003 BAN
  1.22%, 11/12/04                                A-1+       P-1     10,000       10,000,000
-------------------------------------------------------------------------------------------
  1.23%, 12/16/04                                A-1+       P-1      5,000        5,000,000
-------------------------------------------------------------------------------------------
  1.27%, 01/10/05                                A-1+       P-1      6,000        6,000,000
-------------------------------------------------------------------------------------------
Phoenix (City of) Industrial Development
  Authority
  (Lynwood Apartments Project); Refunding VRD
  Series 1994 IDR
  (CEP-Federal Home Loan Bank)
  1.75%, 10/01/25(c)                             A-1+        --      6,020        6,020,000
-------------------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Tucson Electric Power
  Co.-Irvington Road Project); VRD Series
  1982 IDR (LOC-Credit Suisse First Boston)
  1.68%, 10/01/22(b)(c)                           A-1    VMIG-1      2,000        2,000,000
-------------------------------------------------------------------------------------------
University of Arizona (University of Arizona
  Projects);
  VRD Series 2004 B COP
  1.64%, 06/01/31(c)(f)                          A-1+    VMIG-1      2,550        2,550,000
===========================================================================================
                                                                                 41,755,000
===========================================================================================

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------

ARKANSAS-0.09%

Pulaski (County of) Public Facilities Board
  (Health Facilities-Central Arkansas
  Radiation Therapy Inc. Project);
  Educational Facilities VRD Series 2001 RB
  (LOC-Bank of America N.A.)
  1.75%, 07/01/08(b)(c)(i)                         --        --    $ 2,500   $    2,500,000
===========================================================================================

CALIFORNIA-0.05%

San Diego (County of) (Friends of Chabad
  Lubavitch);
  VRD Series 2003 COP (LOC-Comerica Bank)
  1.78%, 01/01/23(b)(c)(i)                         --        --      1,500        1,500,000
===========================================================================================

COLORADO-2.39%

Colorado (State of) Educational & Cultural
  Facilities Authority (Denver Art Museum
  Project); VRD Series 2003 RB
  (LOC-Wells Fargo Bank N.A.)
  1.71%, 01/01/33(b)(c)                          A-1+        --      1,000        1,000,000
-------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Denver Seminary
  Project); VRD Series 2004 RB
  (LOC-Wells Fargo Bank N.A.)
  1.71%, 07/01/24(b)(c)                          A-1+        --      1,200        1,200,000
-------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (National Cable
  Television Center & Museum Project);
  VRD Series 1999 RB (LOC-Wells Fargo Bank
  N.A.)
  1.71%, 10/01/06(b)(c)                          A-1+        --      1,505        1,505,000
-------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority
  (Regis Jesuit High School Project); VRD
  Series 2003 RB
  (LOC-Wells Fargo Bank N.A.)
  1.71%, 12/01/33(b)(c)                          A-1+        --      5,015        5,015,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority
  (Arapahoe House Project); VRD Series 2004 A
  RB
  (LOC-Wells Fargo Bank N.A.)
  1.76%, 04/01/24(b)(c)                          A-1+        --      1,200        1,200,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority
  (Christian Living Project); Refunding VRD
  Series 2002 A RB
  (LOC-U.S. Bank N.A.)
  1.74%, 01/01/31(b)(c)                          A-1+        --      3,400        3,400,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority
  (Craig Hospital Project); Refunding VRD
  Series 2003 RB
  (LOC-Wells Fargo Bank N.A.)
  1.71%, 12/01/20(b)(c)                          A-1+        --      5,605        5,605,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority
  (Golden West Manor Inc. Project); VRD
  Series 2002 A RB
  (LOC-U.S. Bank N.A.)
  1.74%, 07/01/32(b)(c)                          A-1+        --      4,210        4,210,000
-------------------------------------------------------------------------------------------
Colorado Springs (City of) (Pikes Peak Mental
  Health);
  VRD Series 2003 RB (LOC-Wells Fargo Bank
  N.A.)
  1.71%, 03/15/23(b)(c)                          A-1+        --      3,570        3,570,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

Denver (City & County of) (Kentucky Circle
  Village Project); VRD Series 2000 RB
  (LOC-Mountain States Bank, U.S. Bank N.A.)
  1.74%, 10/01/29(b)(c)                          A-1+        --    $ 1,740   $    1,740,000
-------------------------------------------------------------------------------------------
Idaho Springs (City of); (Safeway Inc.
  Project);
  Refunding VRD Series 1993 IDR (LOC-Deutsche
  Bank A.G.)
  1.45%, 12/01/04(b)(g)(h)                       A-1+        --        940          940,000
-------------------------------------------------------------------------------------------
Jefferson (County of) School District No.
  R-001; Series 2004 A TAN
  3.00%, 06/30/05                               SP-1+     MIG-1     30,000       30,332,309
-------------------------------------------------------------------------------------------
Lafayette (City of) Exempla Improvement
  District
  (Special Improvement No. 2-01);
  Refunding Special Assessment VRD Series
  2002 RB
  (LOC-Wells Fargo Bank N.A.)
  1.72%, 12/01/22(b)(c)                          A-1+        --      1,000        1,000,000
-------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (City & County of
  Denver Water);
  VRD Series 2003 PT-1872 RB
  (Acquired 05/29/03; Cost $7,830,000)
  1.73%, 12/01/22(c)(d)(e)(i)                      --        --      7,830        7,830,000
-------------------------------------------------------------------------------------------
Regional Transportation (District of);
  Refunding Sales Tax Series 2003 A RB
  3.00%, 11/01/04(f)                              AAA       Aaa      1,000        1,001,613
===========================================================================================
                                                                                 69,548,922
===========================================================================================

CONNECTICUT-0.09%

Connecticut (State of) Development Authority
  (Central Vermont Public Service); Floating
  Rate Series 1985 PCR
  (LOC-Royal Bank of Scotland)
  1.35%, 12/01/15(b)(j)                          A-1+        --      1,400        1,400,000
-------------------------------------------------------------------------------------------
Connecticut (State of) Development Authority
  (Connecticut Water Co. Project); Refunding
  Water Facilities VRD Series 2004 B RB
  (LOC-Royal Bank of Scotland)
  1.70%, 09/01/28(b)(c)                          A-1+        --      1,125        1,125,000
===========================================================================================
                                                                                  2,525,000
===========================================================================================

DELAWARE-0.28%

Delaware (State of) Economic Development
  Authority
  (Independent School Inc. Project); VRD
  Series 2003 RB
  (LOC-Royal Bank of Scotland)
  1.69%, 07/01/33(b)(c)                          A-1+        --      8,250        8,250,000
===========================================================================================

DISTRICT OF COLUMBIA-0.89%

District of Columbia (Consortium Issue); VRD
  Series 1998 RB
  (LOC-Wachovia Bank N.A.)
  1.69%, 07/01/23(b)(c)                           A-1        --     15,755       15,755,000
-------------------------------------------------------------------------------------------
District of Columbia (National Children's
  Center Inc.);
  VRD Series 1993 RB (LOC-Bank of America
  N.A.)
  1.70%, 02/01/20(b)(c)                          A-1+        --      3,385        3,385,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA-(CONTINUED)

District of Columbia (Resources for the
  Future Inc.);
  VRD Series 1998 RB (LOC-Wachovia Bank N.A.)
  (Acquired 09/26/03; Cost $2,015,000)
  1.75%, 08/01/29(b)(c)(d)                        A-1        --    $ 2,015   $    2,015,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (District of Columbia
  Water & Sewer Authority); VRD Series 2003
  A12 RB
  (Acquired 02/24/03; Cost $4,655,000)
  1.74%, 10/01/17(c)(d)(e)                         --    VMIG-1      4,655        4,655,000
===========================================================================================
                                                                                 25,810,000
===========================================================================================

FLORIDA-3.88%

ABN AMRO Munitops Ctfs. Trust (County of
  Escambia);
  Refunding Florida Non-AMT VRD Series
  2002-24 Ctfs.
  (Acquired 10/24/02; Cost $5,000,000)
  1.73%, 10/01/10(c)(d)(e)                         --    VMIG-1      5,000        5,000,000
-------------------------------------------------------------------------------------------
Capital Projects Finance Authority (Capital
  Projects Loan Program); VRD Series 1997 A
  RB
  1.74%, 08/01/17(c)(f)                          A-1+        --      1,050        1,050,000
-------------------------------------------------------------------------------------------
Clay (County of) Housing Finance Authority
  (Bluff Housing); Refunding Multi-Family
  Housing VRD Series 2001 A RB
  (CEP-Federal Home Loan Mortgage Corp.)
  1.70%, 11/01/14(c)                             A-1+        --      1,150        1,150,000
-------------------------------------------------------------------------------------------
Collier (County of) Health Facilities
  Authority
  (Cleveland Clinic Health); VRD Hospital
  Series 2003 C-2 BAN
  (LOC-JPMorgan Chase Bank)
  1.55%, 11/22/04(c)                             A-1+    VMIG-1      3,500        3,500,000
-------------------------------------------------------------------------------------------
Collier (County of) Industrial Development
  Authority
  (Redlands Christian Migrant); VRD Series
  2001 RB
  (LOC-Bank of America N.A.)
  1.75%, 12/01/26(b)(c)(i)                         --        --      2,900        2,900,000
-------------------------------------------------------------------------------------------
Duval (County of) Housing Finance Authority
  (Sunbeam Road Apartments Project);
  Refunding Multi-Family Housing VRD Series
  1997 RB
  (LOC-Bank of America N.A.)
  1.70%, 07/01/25(b)(c)                          A-1+        --      1,000        1,000,000
-------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (Baptist Medical Center Project);
  VRD Hospital Series 2003 B RB
  (LOC-Bank of America N.A.)
  0.98%, 12/22/04(b)(g)(k)                       A-1+        --     19,000       19,000,000
-------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority
  (Samuel C. Taylor Foundation Project); VRD
  Series 1998 RB (LOC-Bank of America N.A.)
  (Acquired 02/20/01; Cost $2,800,000)
  1.75%, 12/01/23(b)(c)(d)(i)                      --        --      2,800        2,800,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Jacksonville (City of) Health Facilities
  Authority (University of Florida
  Jacksonville Physicians, Inc.); VRD Series
  2002 RB
  (LOC-Bank of America N.A.)
  1.73%, 06/01/22(b)(c)                            --    VMIG-1    $12,140   $   12,140,000
-------------------------------------------------------------------------------------------
Lakeland (City of) Electric & Water;
  Refunding Series 1992 RB
  5.63%, 10/01/04(l)                              NRR        --      2,000        2,000,000
-------------------------------------------------------------------------------------------
Marion (County of) Hospital District (Munroe
  Regional Health System); Health System
  Improvement VRD Series 2000 RB
  (LOC-AmSouth Bank)
  1.72%, 10/01/30(b)(c)                            --    VMIG-1     13,375       13,375,000
-------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (State of Florida
  Mid-Bay Bridge Authority); VRD Series 2002
  PT-1531 RB
  (Acquired 10/10/02; Cost $9,100,000)
  1.72%, 10/01/18(c)(d)(e)                       A-1+        --      9,100        9,100,000
-------------------------------------------------------------------------------------------
Miami-Dade (County of) Educational Facilities
  Authority
  (Carlos Albizu University Project); VRD
  Series 2000 RB
  (LOC-Bank of America N.A.)
  1.75%, 12/01/25(b)(c)(i)                         --        --      9,400        9,400,000
-------------------------------------------------------------------------------------------
Miami-Dade (County of) Industrial Development
  Authority
  (Palmer Trinity Private School Project);
  VRD Series 1999 IDR
  (LOC-Bank of America N.A.)
  1.75%, 12/01/19(b)(c)(i)                         --        --      3,300        3,300,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (State of Florida Department of
  Environmental Protection); Floating Rate
  Trust Ctfs. VRD Series 2002-722 RB
  (Acquired 11/13/02; Cost $9,850,000)
  1.73%, 07/01/22(c)(d)(e)                        A-1        --      9,850        9,850,000
-------------------------------------------------------------------------------------------
North Miami (City of) Educational Facilities
  (Miami Country Day School Project); VRD
  Series 1999 RB
  (LOC-Bank of America N.A.)
  1.75%, 08/01/19(b)(c)(i)                         --        --      1,550        1,550,000
-------------------------------------------------------------------------------------------
Orange (County of) Health Facilities
  Authority
  (Adventist Health System); VRD Series 1992
  RB
  (LOC-SunTrust Bank)
  1.70%, 11/15/14(b)(c)                          A-1+    VMIG-1      1,155        1,155,000
-------------------------------------------------------------------------------------------
Orange (County of) Health Facilities
  Authority (Presbyterian Retirement
  Communities Project); VRD Series 1998 RB
  (LOC-Bank of America N.A.)
  (Acquired 01/29/02-09/01/04; Cost
  $5,129,000)
  1.75%, 11/01/28(b)(c)(d)(i)                      --        --      5,129        5,129,000
-------------------------------------------------------------------------------------------
Palm Beach (County of) Educational Facilities
  Authority (Atlantic College Project);
  Educational Facilities VRD Series 2001 RB
  (LOC-Bank of America N.A.)
  1.75%, 12/01/31(b)(c)(i)                         --        --      2,800        2,800,000
-------------------------------------------------------------------------------------------
Pasco (County of); Refunding Water & Sewer
  Series 2002 RB
  5.00%, 10/01/04(f)                              AAA       Aaa      1,000        1,000,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Tampa (City of) (Agency for Community
  Treatment DACCO Project); VRD Series 2001
  RB (LOC-Bank of America N.A.)
  1.75%, 07/01/22(b)(c)(i)                         --        --    $ 5,080   $    5,080,000
-------------------------------------------------------------------------------------------
University of North Florida Foundation, Inc.
  (Parking System);
  VRD Series 1998 RB (LOC-Wachovia Bank N.A.)
  1.73%, 05/01/28(b)(c)                           A-1        --        800          800,000
===========================================================================================
                                                                                113,079,000
===========================================================================================

GEORGIA-5.07%

Athens-Clarke (County of) Unified Government
  Development Authority (University of
  Georgia Athletic Association Project);
  VRD Series 2003 RB (LOC-Bank of America
  N.A.)
  1.76%, 08/01/33(b)(i)(m)                         --        --      3,500        3,500,000
-------------------------------------------------------------------------------------------
Clayton (County of) Development Authority
  (Delta Airlines Project); Special
  Facilities VRD Series 2000 A RB
  (CEP-General Electric Capital Corp.)
  1.71%, 06/01/29(c)                             A-1+    VMIG-1      7,500        7,500,000
-------------------------------------------------------------------------------------------
Cobb (County of) Housing Authority (Tamarron
  Apartments Project); Refunding Multi-Family
  Housing VRD Series 2003 RB
  (CEP-Federal Home Loan Mortgage Corp.)
  1.70%, 03/01/24(c)                             A-1+        --      5,050        5,050,000
-------------------------------------------------------------------------------------------
Cobb (County of) School District; Limited Tax
  Series 2004 GO
  1.75%, 12/31/04                                  --     MIG-1     20,000       20,038,500
-------------------------------------------------------------------------------------------
DeKalb (County of) Hospital Authority
  (DeKalb Medical Center Inc. Project); VRD
  Series 2000 B RB
  (LOC-Wachovia Bank N.A.)
  1.69%, 10/01/25(b)(c)                            --    VMIG-1     10,925       10,925,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Georgia);
  VRD Series 2000-1001 C COP (Acquired
  07/26/00; Cost $20,000,000)
  1.75%, 07/01/15(c)(d)(e)                       A-1+        --     20,000       20,000,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (City of Dalton); Utilities VRD
  Series 2003 A02 RB
  (Acquired 08/25/04; Cost $4,895,000)
  1.74%, 01/01/12(c)(d)(e)                         --    VMIG-1      4,895        4,895,000
-------------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Bridgeway Foundation for Education
  Project); Educational Facilities VRD Series
  2000 RB
  (LOC-Wachovia Bank N.A.)
  1.74%, 06/01/15(b)(c)                           A-1        --      1,400        1,400,000
-------------------------------------------------------------------------------------------
Fulton (County of) Hospital Authority
  (Northside Hospital Inc.);
  VRD Series 2003 A RAN (LOC-Wachovia Bank
  N.A.)
  1.69%, 10/01/18(b)(c)                            --    VMIG-1     28,860       28,860,000
-------------------------------------------------------------------------------------------
Georgia (State of); Unlimited Tax Series 1999
  D GO
  5.80%, 11/01/04                                 AAA       Aaa      1,400        1,405,461
-------------------------------------------------------------------------------------------
Gwinnett (County of) School District; Limited
  Construction Sales Tax Notes Series 2004 GO
  1.75%, 12/30/04                                  --     MIG-1     15,000       15,025,977
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

Houston (County of) Hospital Authority; VRD
  Series 2002 RB
  (LOC-Wachovia Bank N.A.)
  1.69%, 10/01/14(b)(c)                           A-1        --    $ 9,230   $    9,230,000
-------------------------------------------------------------------------------------------
Private Colleges & Universities Authority
  (Mercer University Project); VRD Series
  2003 RB (LOC-Branch Banking & Trust)
  1.82%, 10/01/32(b)(c)                            --    VMIG-1      7,260        7,260,000
-------------------------------------------------------------------------------------------
Roswell (City of) Housing Authority (Rosemont
  Apartments Project); Refunding Multi-Family
  Housing VRD Series 2003 RB
  (CEP-Federal Home Loan Mortgage Corp.)
  1.70%, 01/01/34(c)                             A-1+        --     10,555       10,555,000
-------------------------------------------------------------------------------------------
Smyrna (City of) Hospital Authority
  (Ridgeview Institute Inc. Project); VRD
  Series 2002 RB (LOC-Wachovia Bank N.A.)
  1.74%, 11/01/27(b)(c)                            --    VMIG-1      2,210        2,210,000
===========================================================================================
                                                                                147,854,938
===========================================================================================

HAWAII-0.37%

Eagle Tax Exempt Trust (State of Hawaii); VRD
  Series 2000-1101 COP (Acquired 01/11/01;
  Cost $6,000,000)
  1.75%, 12/01/16(c)(d)(e)                       A-1+        --      6,000        6,000,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (State of Hawaii);
  Unlimited Tax VRD Series 2003 A16 GO
  (Acquired 02/27/03; Cost $3,885,000)
  1.74%, 07/01/18(c)(d)(e)                         --    VMIG-1      3,885        3,885,000
-------------------------------------------------------------------------------------------
Hawaii (State of); Refunding Unlimited Tax
  Series 1997 CO GO
  6.00%, 03/01/05(f)                              AAA       Aaa      1,000        1,020,421
===========================================================================================
                                                                                 10,905,421
===========================================================================================

IDAHO-0.47%

Custer (County of) Pollution Control (Amoco
  Oil Co.-Standard Oil Industry Project); VRD
  Series 1983 RB
  0.90%, 04/01/05(g)(h)                          A-1+       Aa1     10,000       10,000,000
-------------------------------------------------------------------------------------------
Magic Valley Healthcare System Inc.
  (Magic Valley Regional Medical Center
  Project);
  VRD Series 2001 RB (LOC-Wells Fargo Bank
  N.A.)
  1.71%, 12/01/21(b)(c)                            --    VMIG-1      3,640        3,640,000
===========================================================================================
                                                                                 13,640,000
===========================================================================================

ILLINOIS-14.26%

ABN AMRO Munitops Ctfs. Trust (City of
  Chicago); Refunding
  Multi-State Non-AMT VRD Limited Tax Series
  2001-34 Ctfs. (Acquired 11/15/01; Cost
  $10,000,000)
  1.75%, 07/01/07(c)(d)(e)                         --    VMIG-1     10,000       10,000,000
-------------------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois Sales Tax); VRD Series
  1998-25 Class A RB
  (Acquired 08/26/99; Cost $10,000,000)
  1.75%, 03/15/07(c)(d)(e)                        A-1       Aa2     10,000       10,000,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois);
  VRD Series 2002-190 Class A RB
  (Acquired 05/06/02; Cost $10,130,000)
  1.75%, 06/05/14(c)(d)(e)                        A-1        --    $10,130   $   10,130,000
-------------------------------------------------------------------------------------------
Chicago (City of); VRD Limited Tax Obligation
  Tender Series 2004 GO (LOC-State Street
  Bank & Trust Co.)
  1.05%, 01/13/05(b)(g)(k)                      SP-1+     MIG-1      4,000        4,000,000
-------------------------------------------------------------------------------------------
Chicago (City of); VRD Unlimited Tax Series
  2002 B GO
  1.70%, 01/01/37(c)(f)                          A-1+    VMIG-1      8,400        8,400,000
-------------------------------------------------------------------------------------------
Crestwood (City of) (Trinity Christian
  College);
  VRD Series 2003 RB (LOC-Fifth Third Bank)
  1.51%, 09/01/28(b)(c)                          A-1+        --      3,775        3,775,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago Water
  & Sewer); VRD Series 2001-1308 COP
  (Acquired 12/12/01; Cost $8,655,000)
  1.75%, 11/01/26(c)(d)(e)                       A-1+        --      8,655        8,655,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago); VRD
  Series 2001-1305 COP (Acquired 04/02/01;
  Cost $4,950,000)
  1.84%, 01/01/35(c)(d)(e)                       A-1+        --      4,950        4,950,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (County of Cook
  Regional Transportation Authority); VRD
  Series 2000-1303 COP
  (Acquired 03/26/01; Cost $19,000,000)
  1.75%, 07/01/23(c)(d)(e)                       A-1+        --     19,000       19,000,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Illinois);
  VRD Unlimited Tax Series 2003-0023 Class A
  COP
  (Acquired 06/12/03; Cost $3,775,000)
  1.75%, 06/01/15(c)(d)(e)                       A-1+        --      3,775        3,775,000
-------------------------------------------------------------------------------------------
  VRD Series 2000-1304 COP (Acquired
  06/27/00; Cost $7,340,000)
  1.75%, 06/01/21(c)(d)(e)                       A-1+        --      7,340        7,340,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Chicago Park
  District);
  VRD Unlimited Tax Series 2002-1306 Class A
  COP
  (Acquired 05/02/02; Cost $5,500,000)
  1.75%, 01/01/29(c)(d)(e)                       A-1+        --      5,500        5,500,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago
  Public Building Commission); VRD Series
  2003-0015 Class A COP (Acquired 05/14/03;
  Cost $2,800,000)
  1.75%, 12/01/14(c)(d)(e)                       A-1+        --      2,800        2,800,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (Central Lake County
  Joint Action Water Agency); VRD Series 2003
  B18 RB
  (Acquired 02/19/03; Cost $3,155,000)
  1.74%, 05/01/20(c)(d)(e)                         --    VMIG-1      3,155        3,155,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (City of Chicago Board of
  Education);
  VRD Unlimited Tax Series 2000 A4 GO
  (Acquired 11/12/03; Cost $4,845,000)
  1.30%, 11/10/04(d)(e)(g)(k)(n)                   --    VMIG-1      4,845        4,845,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

First Union MERLOTs (City of Chicago); VRD
  Limited Tax Series 2000 A12 GO (Acquired
  10/13/00; Cost $10,000,000)
  1.74%, 01/01/23(c)(d)(e)                         --    VMIG-1    $10,000   $   10,000,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (City of Chicago
  Emergency Telephone System); VRD Limited
  Tax Series 2002 A44 GO
  (Acquired 08/02/02; Cost $7,855,000)
  1.74%, 01/01/20(c)(d)(e)                         --    VMIG-1      7,855        7,855,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (Cook County Regional
  Transportation Authority);
  VRD Unlimited Tax Series 2001 A93 GO
  (Acquired 10/10/01; Cost $3,670,000)
  1.74%, 07/01/27(c)(d)(e)                         --    VMIG-1      3,670        3,670,000
-------------------------------------------------------------------------------------------
  VRD Unlimited Tax Series 2002 A41 GO
  (Acquired 07/25/02; Cost $17,825,000)
  1.74%, 06/01/17(c)(d)(e)                         --    VMIG-1     17,825       17,825,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (Cook County); VRD
  Unlimited Tax Series 2003 B11 GO (Acquired
  01/29/03; Cost $7,000,000)
  1.74%, 11/15/25(c)(d)(e)                         --    VMIG-1      7,000        7,000,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (State of Illinois); VRD
  Unlimited Tax Series 2001 A124 GO (Acquired
  11/26/01; Cost $7,915,000)
  1.74%, 11/01/26(c)(d)(e)                        A-1        --      7,915        7,915,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (University of Illinois);
  VRD Series 2000 S GO (Acquired 03/20/00;
  Cost $7,400,000)
  1.74%, 04/01/30(c)(d)(e)                         --    VMIG-1      7,400        7,400,000
-------------------------------------------------------------------------------------------
Glendale Heights (City of) (Glendale Lakes
  Project);
  Refunding Multi-Family Housing VRD Series
  2000 RB
  (CEP-Federal Home Loan Mortgage Corp.)
  1.69%, 03/01/30(c)                             A-1+        --     14,845       14,845,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (American College of Surgeons); VRD Series
  1996 RB
  (LOC-Northern Trust Co.)
  1.60%, 08/01/26(b)(c)                          A-1+        --      7,298        7,298,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (BAPS Inc. Project); VRD Series
  2002 RB (LOC-Comerica Bank)
  1.70%, 06/01/17(b)(c)                           A-1        --      9,000        9,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (British Home for Retired Men & Women);
  VRD Series 2001 RB (LOC-ABN AMRO Bank N.V.)
  1.71%, 11/01/27(b)(c)                           A-1        --      9,120        9,120,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (Chicago Shakespeare Theater Project); VRD
  Series 1999 RB
  (LOC-ABN AMRO Bank N.V.) (Acquired
  09/24/03; Cost $4,100,000)
  1.71%, 01/01/19(b)(c)(d)                        A-1        --      4,100        4,100,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority (Embers Elementary School
  Project); Educational Facilities VRD Series
  2002 RB (LOC-ABN AMRO Bank N.V.)
  (Acquired 11/04/03; Cost $2,250,000)
  1.72%, 04/01/32(b)(c)(d)                        A-1        --    $ 2,250   $    2,250,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (Evanston Northwestern); VRD Series 2001 C
  RB
  1.70%, 05/01/31(c)                             A-1+    VMIG-1     10,000       10,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (Glenwood School for Boys); VRD Series 1998
  RB
  (LOC-Bank of Montreal)
  1.70%, 02/01/33(b)(c)                          A-1+        --      2,100        2,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (Institute of Gas Technology Project); VRD
  Series 1999 IDR
  (LOC-Bank of Montreal)
  1.80%, 09/01/24(b)(c)                          A-1+        --      2,000        2,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (Lyric Opera of Chicago Project); VRD
  Series 1994 RB
  (LOC-Northern Trust Co., Bank of Montreal,
  JPMorgan Chase Bank)
  1.70%, 12/01/28(b)(c)                          A-1+    VMIG-1     30,000       30,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (Mount Carmel High School Project); VRD
  Series 2003 RB
  (LOC-JPMorgan Chase Bank)
  1.70%, 07/01/33(b)(c)                            --    VMIG-1      5,600        5,600,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (Museum of Contemporary Art Project); VRD
  Series 1994 RB
  (LOC-JPMorgan Chase Bank, Northern Trust
  Co.)
  1.70%, 02/01/29(b)(c)                           A-1    VMIG-1     14,950       14,950,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (North Shore Country Day School); VRD
  Series 2003 RB
  (LOC-Northern Trust Co.)
  1.70%, 07/01/33(b)(c)                            --    VMIG-1      2,825        2,825,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (Oak Park Residence Corp. Project); VRD
  Series 2001 RB
  (LOC-ABN AMRO Bank N.V.) (Acquired
  01/29/03; Cost $2,975,000)
  1.71%, 07/01/41(b)(c)(d)                        A-1        --      2,975        2,975,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (Sacred Heart Schools Project); VRD Series
  2003 RB
  (LOC-Fifth Third Bank)
  1.70%, 07/01/33(b)(c)                            --    VMIG-1      4,600        4,600,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (West Central Illinois
  Educational Project); VRD Series 2002 RB
  (LOC-JPMorgan Chase Bank)
  1.70%, 09/01/32(b)(c)                            --    VMIG-1      4,800        4,800,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority
  (World Communications Inc.); VRD Series
  2000 RB
  (LOC-ABN AMRO Bank N.V.)
  1.70%, 08/01/15(b)(c)                            --    VMIG-1    $ 1,000   $    1,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Aurora University); VRD Series
  2002 RB (LOC-Fifth Third Bank)
  1.75%, 03/01/32(b)(c)                            --    VMIG-1      3,300        3,300,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority
  (Chicago Children's Museum); VRD Series
  1994 RB
  (LOC-JPMorgan Chase Bank)
  1.70%, 02/01/28(b)(c)                           A-1    VMIG-1      2,900        2,900,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (DePaul University); VRD Series
  1992 CP-1 RB (LOC-Northern Trust Co.)
  1.70%, 04/01/26(b)(c)                          A-1+    VMIG-1      1,800        1,800,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority
  (National Louis University); VRD Series
  1999 B RB
  (LOC-JPMorgan Chase Bank)
  1.70%, 06/01/29(b)(c)                          A-1+        --      2,300        2,300,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority
  (University Pooled Financing Program); VRD
  Series 1985 RB
  1.70%, 12/01/05(c)(f)                           A-1    VMIG-1      1,050        1,050,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Alexian Brothers Health);
  VRD Series 2004 RB (LOC-JPMorgan Chase
  Bank)
  1.67%, 04/01/35(b)(c)                          A-1+    VMIG-1      1,000        1,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Jewish
  Charities);
  VRD Series 2004 A RN (LOC-Bank of Montreal)
  1.70%, 06/30/05(b)(c)                          A-1+        --      7,630        7,630,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Kohl
  Children's Museum);
  VRD Series 2004 RB (LOC-Fifth Third Bank)
  1.70%, 07/01/34(b)(c)                            --    VMIG-1      2,680        2,680,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Northwestern University);
  VRD Sub-Series 2004 A RB
  1.69%, 12/01/34(c)                             A-1+    VMIG-1      8,000        8,000,000
-------------------------------------------------------------------------------------------
  VRD Sub-Series 2004 B RB
  1.70%, 12/01/34(c)                             A-1+    VMIG-1      6,000        6,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority
  (Bensenville Home Society); VRD Series 1989
  A RB
  (LOC-JPMorgan Chase Bank)
  1.71%, 02/15/19(b)(c)                           A-1        --      1,150        1,150,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Blessing Hospital);
  VRD Series 1999 B RB
  1.74%, 11/15/29(c)(f)                           A-1    VMIG-1      4,710        4,710,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Cradle Society Project); VRD
  Series 1998 RB (LOC-JPMorgan Chase Bank)
  1.70%, 04/01/33(b)(c)                          A-1+        --      1,600        1,600,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Health Facilities
  Authority (Edward Hospital Obligated
  Group); VRD Series 2001 C RB
  1.71%, 02/01/34(c)(f)                           A-1    VMIG-1    $ 2,050   $    2,050,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Franciscan Eldercare Project);
  Refunding VRD Series 1996 E RB
  (LOC-ABN AMRO Bank N.V.)
  1.67%, 05/15/27(b)(c)                           A-1        --      5,660        5,660,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority
  (Northwestern Memorial Hospital); VRD
  Series 1995 RB
  1.70%, 08/15/25(c)                             A-1+    VMIG-1      1,000        1,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority
  (Peace Memorial Ministries); VRD Series
  2003 B RB
  (LOC-ABN AMRO Bank N.V.)
  1.69%, 08/15/33(b)(c)                           A-1        --      9,845        9,845,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Resurrection Health); VRD Series
  1999 B RB
  1.71%, 05/15/29(c)(f)                           A-1    VMIG-1      2,210        2,210,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority
  (St. Luke's Medical Center); VRD Series
  1998 B RB
  1.71%, 11/15/23(c)(f)                          A-1+    VMIG-1      1,000        1,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority;
  Revolving Fund Pooled VRD Series 1985 C RB
  (LOC-JPMorgan Chase Bank)
  1.70%, 08/01/15(b)(c)                          A-1+    VMIG-1      8,100        8,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Toll Highway Authority;
  Refunding Toll Highway VRD Series 1998 B RB
  1.75%, 01/01/16(c)(f)                           AAA    VMIG-1     15,900       15,900,000
-------------------------------------------------------------------------------------------
  1.75%, 01/01/17(c)(f)                           AAA    VMIG-1      4,600        4,600,000
-------------------------------------------------------------------------------------------
Lombard (City of) (Clover Creek Apartments
  Project);
  VRD Multi-Family Housing Series 2000 RB
  (CEP-Federal National Mortgage Association)
  1.72%, 12/15/30(c)                             A-1+        --     14,855       14,855,000
-------------------------------------------------------------------------------------------
McCook (City of) (Illinois Saint Andrew
  Society);
  VRD Series 1996 A RB (LOC-Northern Trust
  Co.)
  1.72%, 12/01/21(b)(c)                          A-1+        --      5,000        5,000,000
-------------------------------------------------------------------------------------------
Oak Forest (City of) (Homewood Pool-South
  Suburban Mayors & Managers Association
  Program); VRD Series 1989 RB
  (LOC-Fifth Third Bank)
  1.51%, 07/01/24(b)(c)                            --    VMIG-1      4,500        4,500,000
-------------------------------------------------------------------------------------------
Orland Hills (City of); Multi-Family Housing
  VRD Series 1995 A RB
  (LOC-ABN AMRO Bank N.V.)
  1.70%, 12/01/04(b)(c)                           A-1        --      1,470        1,470,000
===========================================================================================
                                                                                415,763,000
===========================================================================================

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------

INDIANA-3.08%

ABN AMRO Munitops Ctfs. Trust (Township of
  Wayne, County of Marion School Building
  Corp.); Multi-State Non-AMT VRD Series
  2003-27 RB (Acquired 11/12/03; Cost
  $13,795,000)
  1.76%, 07/15/11(c)(d)(e)                         --    VMIG-1    $13,795   $   13,795,000
-------------------------------------------------------------------------------------------
Brownsburg (City of) Independent School
  Building Corp. No. 2;
  First Mortgage Series 1995 RB
  5.95%, 02/01/05(g)(l)                           AAA       Aaa      1,700        1,761,041
-------------------------------------------------------------------------------------------
First Union MERLOTs (County of Porter Jail
  Building Corp.);
  VRD Series 2001 A58 RB (Acquired 11/12/03;
  Cost $9,415,000)
  1.30%, 11/10/04(d)(e)(g)(k)(n)                   --    VMIG-1      9,415        9,415,000
-------------------------------------------------------------------------------------------
Indiana (State of) Bond Bank (Advanced
  Program Notes); Series 2004 A RN
  2.00%, 01/25/05                               SP-1+     MIG-1     18,500       18,551,692
-------------------------------------------------------------------------------------------
Indiana (State of) Bond Bank (Pike Township
  Metropolitan School District); Series 1995
  A RB
  5.80%, 02/01/05(g)(l)                           AAA       Aaa      2,750        2,821,138
-------------------------------------------------------------------------------------------
Indiana (State of) Development Finance
  Authority (Indiana Museum of Art);
  Educational Facilities VRD Series 2004 RB
  (LOC-JPMorgan Chase Bank)
  1.70%, 02/01/39(b)(c)                            --    VMIG-1      3,000        3,000,000
-------------------------------------------------------------------------------------------
Indiana (State of) Educational Facilities
  Authority
  (Wabash College Project); Educational
  Facilities VRD Series 2003 RB (LOC-JPMorgan
  Chase Bank)
  1.70%, 12/01/23(b)(c)                            --    VMIG-1      5,000        5,000,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority
  (Community Hospitals Project); VRD Series
  2000 A RB
  (LOC-Bank of America N.A.)
  1.70%, 07/01/28(b)(c)                          A-1+        --      9,815        9,815,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Community Mental
  Health & Rehabilitation); VRD Series 1990
  RB
  (LOC-ABN AMRO Bank N.V.)
  1.72%, 11/01/20(b)(c)                           A-1        --      2,040        2,040,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority
  (Deaconess Hospital); VRD Series 2004 B RB
  (LOC-Fifth Third Bank)
  1.51%, 01/01/29(b)(c)                          A-1+        --      2,000        2,000,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority
  (Fayette Memorial Hospital Association);
  VRD Series 2002 A RB
  (LOC-U.S. Bank N.A.)
  1.77%, 10/01/32(b)(m)                          A-1+        --      3,100        3,100,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority
  (Golden Years Homestead); VRD Series 2002 A
  RB
  (LOC-Wells Fargo Bank N.A.)
  1.71%, 06/01/25(b)(c)                          A-1+        --      6,500        6,500,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

Indiana (State of) Health Facilities
  Financing Authority
  (Margaret Mary Community Hospital); VRD
  Series 2004 A RB
  (LOC-Fifth Third Bank)
  1.77%, 12/01/29(b)(m)                          A-1+        --    $ 5,000   $    5,000,000
-------------------------------------------------------------------------------------------
Kokomo (City of) Hospital Authority (St.
  Joseph's Hospital Center); Refunding
  Hospital Series 1993 RB
  6.35%, 08/15/05(g)(l)                           AAA       Aaa      3,000        3,118,888
-------------------------------------------------------------------------------------------
Monroe (County of) Hospital Authority;
  Refunding VRD Hospital Series 1999 RB
  1.69%, 05/01/11(c)(f)                            --    VMIG-1      3,900        3,900,000
===========================================================================================
                                                                                 89,817,759
===========================================================================================

IOWA-1.78%

Iowa (State of) Finance Authority Retirement
  Community
  (Deerfield Retirement Community); VRD
  Series 2003 A RB
  (LOC-ABN AMRO Bank N.V.)
  1.69%, 12/01/33(b)(c)                           A-1        --     15,000       15,000,000
-------------------------------------------------------------------------------------------
Iowa (State of) Higher Education Loan
  Authority
  (Graceland Private College); VRD Series
  2003 RB
  (LOC-Bank of America N.A.)
  1.75%, 02/01/33(b)(c)                            --    VMIG-1      2,000        2,000,000
-------------------------------------------------------------------------------------------
Iowa (State of) School Corps.; School Cash
  Anticipation Program Series 2004 A Wts.
  Ctfs.
  3.00%, 06/30/05(f)                               --     MIG-1     10,000       10,103,360
-------------------------------------------------------------------------------------------
  Series 2004 B Wts. Ctfs.
  2.00%, 01/28/05(f)                               --     MIG-1     18,000       18,045,776
-------------------------------------------------------------------------------------------
Iowa City (City of) (ACT, Inc.); VRD Series
  2001 RB
  1.87%, 04/01/32(m)                             A-1+        --      6,815        6,815,000
===========================================================================================
                                                                                 51,964,136
===========================================================================================

KANSAS-1.14%

Eagle Tax Exempt Trust (County of Wyandotte
  Unified Government Utility System); VRD
  Series 2004-0038 Class A COP (Acquired
  09/08/04; Cost $5,000,000)
  1.75%, 09/01/21(c)(d)(e)                       A-1+        --      5,000        5,000,000
-------------------------------------------------------------------------------------------
Leawood (City of); Unlimited Tax Temporary
  Notes Series 2004-2 GO
  3.00%, 10/01/05                                  --     MIG-1     14,000       14,182,401
-------------------------------------------------------------------------------------------
Lenexa (City of) Health Care Facilities
  (Lakeview Village Inc.);
  VRD Series 2002 B RB (LOC-ABN AMRO Bank
  N.V.)
  1.72%, 05/15/32(b)(c)                           A-1        --      7,500        7,500,000
-------------------------------------------------------------------------------------------
Olathe (City of) Recreational Facilities
  (YMCA of Greater Kansas City Project); VRD
  Series 2002 B RB (LOC-Bank of America N.A.)
  1.75%, 11/01/18(b)(c)                            --    VMIG-1      3,100        3,100,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
KANSAS-(CONTINUED)

Wichita (City of) Recreational Facilities
  (YMCA of Wichita Project); VRD Series 1998
  XI RB (LOC-Bank of America N.A.)
  (Acquired 02/15/01; Cost $3,500,000)
  1.75%, 08/01/09(b)(c)(d)                       A-1+        --    $ 3,500   $    3,500,000
===========================================================================================
                                                                                 33,282,401
===========================================================================================

KENTUCKY-1.47%

Kentucky (State of) Asset/Liability
  Commission;
  General Funding Series 2004 A TRAN
  3.00%, 06/29/05                               SP-1+     MIG-1     15,000       15,159,010
-------------------------------------------------------------------------------------------
Kentucky (State of) Area Developing Districts
  Financing Trust
  (Weekly Acquisition-Ewing); Lease Program
  VRD Series 2000 RB (LOC-Wachovia Bank N.A.)
  1.79%, 06/01/33(b)(c)                           A-1        --      5,910        5,910,000
-------------------------------------------------------------------------------------------
Newport (City of) Kentucky League of Cities
  Funding Trust; Lease Program VRD Series
  2002 RB (LOC-U.S. Bank N.A.)
  1.53%, 04/01/32(b)(c)                            --    VMIG-1     20,000       20,000,000
-------------------------------------------------------------------------------------------
Williamsburg (City of) Educational Building
  (Cumberland Project); Refunding &
  Improvement VRD Series 2002 RB
  (LOC-Fifth Third Bank)
  1.51%, 09/01/32(b)(c)                          A-1+        --      1,790        1,790,000
===========================================================================================
                                                                                 42,859,010
===========================================================================================

LOUISIANA-0.95%

Eagle Tax Exempt Trust (City of New Orleans);
  VRD Series 2000-1801 COP (Acquired
  10/10/00; Cost $6,000,000)
  1.75%, 12/01/21(c)(d)(e)                       A-1+        --      6,000        6,000,000
-------------------------------------------------------------------------------------------
Louisiana (State of) Offshore Terminal
  Authority (Loop LLC Project); Refunding
  Deepwater Port Series 1999 RB
  (LOC-JPMorgan Chase Bank)
  1.69%, 10/01/19(b)(c)                          A-1+    VMIG-1     16,400       16,400,000
-------------------------------------------------------------------------------------------
Louisiana (State of) Public Facilities
  Authority (Glen Retirement System Project);
  VRD Series 2001 RB (LOC-AmSouth Bank)
  (Acquired 08/15/01; Cost $3,380,000)
  1.84%, 08/01/16(b)(c)(d)                         --    VMIG-1      3,380        3,380,000
-------------------------------------------------------------------------------------------
Louisiana (State of); Unlimited Tax Series
  1998 B GO
  5.50%, 04/15/05(f)                              AAA       Aaa      1,775        1,815,232
===========================================================================================
                                                                                 27,595,232
===========================================================================================

MAINE-0.29%

Maine (State of) Housing Authority; Mortgage
  Purchase VRD Series 2003 E-1 RB
  1.73%, 11/15/30(c)(f)                          A-1+    VMIG-1      8,585        8,585,000
===========================================================================================

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------

MARYLAND-0.96%

Anne Arundel (County of); Unlimited Tax
  Series 2002 GO
  4.25%, 03/01/05                                 AA+       Aa1    $ 1,740   $    1,762,823
-------------------------------------------------------------------------------------------
Frederick (County of) Retirement Community
  (Buckingham's Choice Inc. Project); VRD
  Series 1997 C RB
  (LOC-Branch Banking & Trust)
  1.75%, 01/01/27(b)(c)                           A-1        --      6,000        6,000,000
-------------------------------------------------------------------------------------------
Hyattsville (City of) (Safeway Inc.
  Projects); Refunding VRD Series 1991 IDR
  (LOC-Deutsche Bank A.G.)
  1.45%, 12/01/04(b)(g)(h)                        A-1        --        740          740,000
-------------------------------------------------------------------------------------------
Maryland (State of) Economic Development
  Corp.
  (YMCA of Central Maryland Inc. Project);
  VRD Series 2003 RB
  (LOC-Branch Banking & Trust)
  1.72%, 04/01/28(b)(c)                            --    VMIG-1      3,800        3,800,000
-------------------------------------------------------------------------------------------
Maryland (State of) Health & Higher
  Educational Facilities Authority (Pooled
  Loan Program); VRD Series 1994 D RB
  (LOC-Bank of America N.A.) (Acquired
  07/01/04; Cost $11,900,000)
  1.70%, 01/01/29(b)(c)(d)                       A-1+        --     11,900       11,900,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (State of Maryland Health & Higher
  Educational Facilities Authority);
  VRD Floating Rate Trust Ctfs. Series
  2003-829 RB
  (Acquired 06/19/03; Cost $3,800,000)
  1.73%, 08/15/38(c)(d)(e)                         --    VMIG-1      3,800        3,800,000
===========================================================================================
                                                                                 28,002,823
===========================================================================================

MASSACHUSETTS-0.99%

Billerica (City of); Limited Tax Series 2004
  BAN GO
  2.00%, 01/07/05                               SP-1+     MIG-1     18,000       18,042,016
-------------------------------------------------------------------------------------------
Massachusetts (State of) Development Finance
  Agency
  (Briarwood Retirement); Series 2004 A RB
  (LOC-Sovereign Bank, Comerica Bank)
  1.68%, 01/01/35(b)(c)                          A-1+        --      5,000        5,000,000
-------------------------------------------------------------------------------------------
Massachusetts (State of) Housing Finance
  Agency;
  Housing VRD Series 2003 F RB
  1.70%, 12/01/37(c)(f)                          A-1+    VMIG-1      4,200        4,200,000
-------------------------------------------------------------------------------------------
Massachusetts (State of) Water Resources
  Authority;
  Series 1993 C RB
  5.25%, 12/01/04(g)(l)                           NRR       Aaa      1,460        1,499,158
===========================================================================================
                                                                                 28,741,174
===========================================================================================

MICHIGAN-3.41%

Dearborn (City of) Economic Development Corp.
  (Henry Ford Village Inc. Project); VRD
  Limited Tax Series 1998 IDR (LOC-Comerica
  Bank)
  1.74%, 10/01/23(b)(c)(o)                         --        --      8,600        8,600,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Eagle Tax Exempt Trust (City of Detroit
  School District);
  VRD Unlimited Tax Series 2002-6014 Class A
  GO
  (Acquired 11/06/02; Cost $7,105,000)
  1.75%, 05/01/32(c)(d)(e)                       A-1+        --    $ 7,105   $    7,105,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (City of Detroit Sewage
  Disposal System);
  VRD Series 2001 A112 RB
  (Acquired 10/31/01; Cost $4,910,000)
  1.74%, 07/01/32(c)(d)(e)                         --    VMIG-1      4,910        4,910,000
-------------------------------------------------------------------------------------------
  VRD Series 2003 B41 RB
  (Acquired 07/09/03; Cost $6,770,000)
  1.74%, 07/01/26(c)(d)(e)                         --    VMIG-1      6,770        6,770,000
-------------------------------------------------------------------------------------------
First Union MERLOTS (City of Detroit Water
  Supply System);
  VRD Series 1999 D RB (Acquired 01/21/00;
  Cost $10,000,000)
  1.74%, 07/01/29(c)(d)(e)                         --    VMIG-1     10,000       10,000,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (State of Michigan
  Hospital Finance Authority); VRD Series
  1997 X RB
  (Acquired 12/12/03; Cost $15,000,000)
  1.74%, 08/15/24(c)(d)(e)                         --    VMIG-1     15,000       15,000,000
-------------------------------------------------------------------------------------------
Kalamazoo (County of) Economic Development
  Corp. (Heritage Community Project);
  Refunding VRD Limited Tax Series 2004 RB
  (LOC-Fifth Third Bank)
  1.69%, 05/15/17(b)(c)                          A-1+        --      5,405        5,405,000
-------------------------------------------------------------------------------------------
Michigan (State of) Higher Educational
  Facilities Authority
  (Hope College); Refunding VRD Limited Tax
  Series 2004 RB
  (LOC-JPMorgan Chase Bank)
  1.73%, 04/01/34(b)(c)                           A-1        --      2,000        2,000,000
-------------------------------------------------------------------------------------------
Michigan (State of) Hospital Finance
  Authority
  (Holland Community Hospital); VRD Series
  2004 B RB
  (LOC-JPMorgan Chase Bank)
  1.73%, 01/01/34(b)(c)                            --    VMIG-1      2,000        2,000,000
-------------------------------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority;
  Series 2004 B-2 RN (LOC-JPMorgan Chase
  Bank)
  3.00%, 08/23/05(b)                            SP-1+        --     15,000       15,188,557
-------------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Van Andel
  Research Institute Project); VRD Limited
  Tax Series 1997 RB
  (LOC-ABN AMRO Bank N.V.)
  1.70%, 11/01/27(b)(c)                           A-1        --     12,800       12,800,000
-------------------------------------------------------------------------------------------
Oakland (County of) Economic Development
  Corp. (Rochester College Project); VRD
  Limited Obligation Series 2001 RB
  (LOC-JPMorgan Chase Bank)
  1.80%, 08/01/21(b)(c)                            --    VMIG-1      1,848        1,848,000
-------------------------------------------------------------------------------------------
Southfield (City of) (Lawrence Tech
  University Project);
  Economic Development VRD Series 2001 RB
  (LOC-JPMorgan Chase Bank)
  1.70%, 10/01/31(b)(c)                          A-1+        --      6,000        6,000,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Troy (City of) School District; Refunding
  School Building & Site Unlimited Tax Series
  2004 GO
  3.00%, 05/01/05                                 AA+       Aa1    $ 1,805   $    1,821,650
===========================================================================================
                                                                                 99,448,207
===========================================================================================

MINNESOTA-4.83%

Golden Valley (City of) (Unicare Homes Inc.
  Project);
  VRD Series 1984 IDR (LOC-ABN AMRO Bank
  N.V.)
  1.67%, 09/01/14(b)(c)                          A-1+        --      4,400        4,400,000
-------------------------------------------------------------------------------------------
J.P. Morgan PUTTERs (State of Minnesota
  Public Facilities Authority); VRD Drinking
  Water Series 2002-319 COP
  (Acquired 07/31/03; Cost $14,030,000)
  1.71%, 03/01/21(c)(d)(e)                        A-1        --     14,030       14,030,000
-------------------------------------------------------------------------------------------
Maple Grove (City of) (Heritage Christian
  Academy);
  Economic Development VRD Series 2004 RB
  (LOC-U.S. Bank N.A.)
  1.69%, 07/01/29(b)(c)                          A-1+        --      3,500        3,500,000
-------------------------------------------------------------------------------------------
Minneapolis (City of) (Minnehaha Academy
  Project);
  VRD Series 2001 RB (LOC-U.S. Bank N.A.)
  1.87%, 05/01/26(b)(m)(o)                         --        --      2,500        2,500,000
-------------------------------------------------------------------------------------------
Minneapolis-St. Paul (Cities of) Metropolitan
  Council of Minnesota; Unlimited Tax Series
  2002 D GO
  5.00%, 02/01/05                                 AAA       Aaa      1,190        1,205,464
-------------------------------------------------------------------------------------------
Minnesota (State of); Refunding Unlimited Tax
  Series 2003 GO
  2.00%, 08/01/05                                 AAA       Aa1      2,240        2,250,153
-------------------------------------------------------------------------------------------
Rochester (City of) Health Care Facilities
  (Mayo Foundation); Commercial Paper Notes,
  Series 2000 A
  1.15%, 10/12/04                                A-1+        --      7,000        7,000,000
-------------------------------------------------------------------------------------------
  Series 2000 B
  1.15%, 11/09/04                                A-1+        --     20,500       20,500,000
-------------------------------------------------------------------------------------------
  Series 2000 C
  1.40%, 10/14/04                                A-1+        --     33,500       33,500,000
-------------------------------------------------------------------------------------------
  Series 2001 A
  1.13%, 10/12/04                                  --    VMIG-1     15,000       15,000,000
-------------------------------------------------------------------------------------------
  Series 2001 B
  1.13%, 10/12/04                                  --    VMIG-1     10,600       10,600,000
-------------------------------------------------------------------------------------------
  Series 2001 C
  1.40%, 10/14/04                                  --    VMIG-1      2,000        2,000,000
-------------------------------------------------------------------------------------------
  Adjustable Tender Series 1998 F
  1.15%, 10/12/04                                A-1+        --      8,000        8,000,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
MINNESOTA-(CONTINUED)

St. Paul (City of) Housing & Redevelopment
  Authority
  (Science Museum of Minnesota); VRD Series
  1997 A RB
  (LOC-U.S. Bank N.A.)
  1.72%, 05/01/27(b)(c)                            --    VMIG-1    $16,260   $   16,260,000
===========================================================================================
                                                                                140,745,617
===========================================================================================

MISSISSIPPI-2.50%

ABN AMRO Munitops Ctfs. Trust (State of
  Mississippi Development Board-Jackson Water
  & Sewer); Multi-State Non-AMT
  VRD Series 2002-22 Ctfs. (Acquired
  09/10/03; Cost $9,995,000)
  1.76%, 09/01/10(c)(d)(e)                         --    VMIG-1      9,995        9,995,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of
  Mississippi);
  VRD Unlimited Tax Series 2002-6018 Class A
  COP
  (Acquired 11/20/02; Cost $3,200,000)
  1.75%, 11/01/22(c)(d)(e)                       A-1+        --      3,200        3,200,000
-------------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Jackson Medical Mall); VRD Series 2000 A
  RB (LOC-JPMorgan Chase Bank)
  1.70%, 11/01/18(b)(c)                           A-1        --      5,300        5,300,000
-------------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Mississippi College Project); VRD Series
  2003 RB
  (LOC-AmSouth Bank) (Acquired 07/17/03; Cost
  $9,600,000)
  1.84%, 07/01/23(b)(c)(d)                         --    VMIG-1      9,600        9,600,000
-------------------------------------------------------------------------------------------
Perry (County of) (Leaf River Forest Products
  Project); Refunding VRD Series 2002 PCR
  (LOC-Citibank N.A.)
  1.72%, 02/01/22(b)(c)                          A-1+        --     36,500       36,500,000
-------------------------------------------------------------------------------------------
University of Mississippi Educational
  Building Corp.
  (Campus Improvements Project); VRD Series
  2000 RB
  1.74%, 10/01/20(c)(f)                            --    VMIG-1      8,235        8,235,000
===========================================================================================
                                                                                 72,830,000
===========================================================================================

MISSOURI-0.96%

Missouri (State of) Development Finance Board
  (Center of Creative Arts Project); Cultural
  Facilities VRD Series 2004 RB
  (LOC-National City Bank)
  1.74%, 07/01/24(b)(c)                            --    VMIG-1      2,000        2,000,000
-------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Lutheran Church);
  Educational Facilities VRD Series 2004 A RB
  (LOC-Bank of America N.A.)
  1.74%, 07/01/29(b)(m)                            --    VMIG-1      5,740        5,740,000
-------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Southwest Baptist
  University Project); Educational Facilities
  VRD Series 2003 RB (LOC-Bank of America
  N.A.)
  1.77%, 10/01/33(b)(m)                          A-1+        --      5,950        5,950,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
MISSOURI-(CONTINUED)

Missouri (State of) Health & Educational
  Facilities Authority (Washington University
  Project); Educational Facilities VRD Series
  1985 B RB
  1.73%, 09/01/10(c)                             A-1+    VMIG-1    $ 1,000   $    1,000,000
-------------------------------------------------------------------------------------------
  VRD Series 1996 C RB
  1.70%, 09/01/30(m)                             A-1+    VMIG-1      1,300        1,300,000
-------------------------------------------------------------------------------------------
  VRD Series 1996 D RB
  1.70%, 09/01/30(m)                             A-1+    VMIG-1      1,500        1,500,000
-------------------------------------------------------------------------------------------
  VRD Series 2000 C RB
  1.70%, 03/01/40(m)                             A-1+    VMIG-1      4,300        4,300,000
-------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority
  (Cox Health System); Refunding VRD Series
  1997 RB
  1.70%, 06/01/15(f)(m)                          A-1+    VMIG-1      3,300        3,300,000
-------------------------------------------------------------------------------------------
St. Louis (County of) Industrial Development
  Authority
  (Friendship Village of South County); VRD
  Series 2002 B IDR
  (LOC-ABN AMRO Bank N.V.)
  1.67%, 09/01/22(b)(c)                           A-1        --      2,915        2,915,000
===========================================================================================
                                                                                 28,005,000
===========================================================================================

MONTANA-0.39%

Montana (State of) Facility Finance Authority
  (Mission Ridge Project); VRD Series 2002 RB
  (LOC-ABN AMRO Bank N.V.)
  1.72%, 08/01/27(b)(c)(i)                         --        --     11,365       11,365,000
===========================================================================================

NEBRASKA-1.51%

Nebhelp Inc.; Multi-Mode VRD
  Series 1985 A RB
  1.73%, 12/01/15(c)(f)                          A-1+    VMIG-1      5,995        5,995,000
-------------------------------------------------------------------------------------------
  Series 1985 B RB
  1.73%, 12/01/15(c)(f)                          A-1+    VMIG-1      3,590        3,590,000
-------------------------------------------------------------------------------------------
  Series 1985 D RB
  1.73%, 12/01/15(c)(f)                          A-1+    VMIG-1      5,865        5,865,000
-------------------------------------------------------------------------------------------
  Series 1985 E RB
  1.73%, 12/01/15(c)(f)                          A-1+    VMIG-1     28,635       28,635,000
===========================================================================================
                                                                                 44,085,000
===========================================================================================

NEVADA-0.88%

ABN AMRO Munitops Ctfs. Trust (County of
  Washoe); Refunding VRD Limited Tax Series
  2001-24 Single Asset Trust Ctfs. (Acquired
  06/21/01; Cost $5,500,000)
  1.75%, 07/01/09(c)(d)(e)                         --    VMIG-1      5,500        5,500,000
-------------------------------------------------------------------------------------------
Carson (City of) (Carson-Tahoe Hospital
  Project);
  Hospital VRD Series 2003 B RB (LOC-U.S.
  Bank N.A.)
  1.69%, 09/01/33(b)(c)                          A-1+        --     18,000       18,000,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
NEVADA-(CONTINUED)

Clark (County of); Refunding Limited Tax
  Series 1998 B GO
  5.25%, 11/01/04                                  AA       Aa2    $ 2,245   $    2,252,753
===========================================================================================
                                                                                 25,752,753
===========================================================================================

NEW HAMPSHIRE-0.45%

Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (New Hampshire Higher Educational & Health
  Facilities Authority);
  Refunding VRD
  Series 2003-772 RB
  (Acquired 01/22/03; Cost $5,475,000)
  1.75%, 01/01/17(c)(d)(e)                        A-1        --      5,475        5,475,000
-------------------------------------------------------------------------------------------
  Series 2003-866 RB
  (Acquired 10/23/03; Cost $7,485,000)
  1.75%, 08/15/21(c)(d)(e)                        A-1        --      7,485        7,485,000
===========================================================================================
                                                                                 12,960,000
===========================================================================================

NEW MEXICO-0.05%

Albuquerque (City of) Educational Facilities
  (Albuquerque Academy Project); VRD Series
  2002 RB
  1.73%, 10/15/16(c)                               AA    VMIG-1      1,500        1,500,000
===========================================================================================

NEW YORK-0.34%

ABN AMRO Munitops Ctfs. Trust (Triborough
  Bridge & Tunnel Authority); Non-AMT VRD
  Series 2002-31 Ctfs.
  (Acquired 03/24/04; Cost $10,000,000)
  1.70%, 11/15/10(c)(d)(e)                         --    VMIG-1     10,000       10,000,000
===========================================================================================

NORTH CAROLINA-1.88%

Mecklenburg (County of); Public Improvement
  Unlimited Tax Series 1998 B GO
  4.40%, 02/01/05                                 AAA       Aaa     13,000       13,130,922
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency
  (Barton College); Educational Facilities
  VRD Series 2004 RB
  (LOC-Branch Banking & Trust)
  1.72%, 07/01/19(b)(c)                            --    VMIG-1      5,750        5,750,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency
  (Elon College); VRD Series 2001 A RB
  (LOC-Bank of America N.A.)
  1.68%, 01/01/14(b)(c)(i)                         --        --      4,500        4,500,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency
  (Goodwill Community Foundation Project);
  VRD Series 2002 RB
  (LOC-Bank of America N.A.)
  1.70%, 04/01/22(b)(c)(i)                         --        --      2,165        2,165,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

North Carolina (State of) Capital Facilities
  Finance Agency (Thompson Children's Home);
  Educational Facilities VRD Series 2000 RB
  (LOC-Bank of America N.A.)
  1.70%, 12/01/20(b)(c)(i)                         --        --    $ 3,070   $    3,070,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (University of North
  Carolina at Pembroke University
  Foundation); Student Housing VRD Series
  2001 A RB
  (LOC-Wachovia Bank N.A.)
  1.82%, 07/01/31(b)(c)                            --    VMIG-1     11,240       11,240,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency
  (Wolfpack Club Project); VRD Series 2002 RB
  (LOC-Bank of America N.A.)
  1.70%, 04/01/12(b)(c)(i)                         --        --      9,500        9,500,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission; Refunding First Mortgage Health
  Care Facilities VRD Series 2004 C RB
  (LOC-SunTrust Bank)
  1.72%, 11/01/27(b)(c)                            --    VMIG-1      3,500        3,500,000
-------------------------------------------------------------------------------------------
North Carolina (State of); Public Improvement
  Unlimited Tax Series 2002 A GO
  5.00%, 03/01/05                                 AAA       Aa1      1,865        1,892,943
===========================================================================================
                                                                                 54,748,865
===========================================================================================

OHIO-4.63%

Akron (City of) (Community Learning Centers);
  Income Tax Revenue Series 2004 B RB
  2.00%, 12/01/04(f)                              AAA       Aaa      1,000        1,001,488
-------------------------------------------------------------------------------------------
Akron (City of) Bath & Copley (Townships of)
  Joint Township Hospital District (Summa
  Health Systems); VRD Series 2004 B RB
  (LOC-JPMorgan Chase Bank)
  1.71%, 11/01/34(b)(c)                            --    VMIG-1      5,000        5,000,000
-------------------------------------------------------------------------------------------
Allen (County of); Refunding Limited Tax
  Series 2002 GO
  1.70%, 12/01/04(f)                               --       Aaa      1,000        1,001,075
-------------------------------------------------------------------------------------------
Butler (County of) Health Care Facilities
  (Lifesphere Project); Refunding &
  Improvement VRD Series 2002 RB
  (LOC-U.S. Bank N.A.)
  1.70%, 05/01/27(b)(c)                          A-1+        --      8,500        8,500,000
-------------------------------------------------------------------------------------------
Cambridge (City of) Hospital Facilities
  (Regional Medical Center Project);
  Refunding & Improvement VRD Series 2001 RB
  (LOC-National City Bank)
  1.73%, 12/01/21(b)(c)                            --    VMIG-1     11,515       11,515,000
-------------------------------------------------------------------------------------------
Centerville (City of) (Bethany Lutheran
  Village Project);
  Health Care VRD Series 1994 RB
  (LOC-National City Bank)
  1.73%, 11/01/13(b)(c)                            --    VMIG-1      2,985        2,985,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
OHIO-(CONTINUED)

Cincinnati (City of) & Hamilton (County of)
  Port Authority (Kenwood Office Association
  Project); Economic Development VRD Series
  1985 RB (LOC-Fifth Third Bank)
  1.77%, 09/01/25(b)(m)                          A-1+        --    $ 1,185   $    1,185,000
-------------------------------------------------------------------------------------------
Cleveland Heights (City of); Limited Tax
  Series 2004 BAN GO
  2.00%, 08/18/05(o)                               --        --      3,234        3,245,177
-------------------------------------------------------------------------------------------
Cuyahoga (County of) Continuing Care
  Facilities; Refunding VRD Series 1999 RB
  (LOC-ABN AMRO Bank N.V.)
  1.69%, 02/01/29(b)(c)                          A-1+        --     15,985       15,985,000
-------------------------------------------------------------------------------------------
Cuyahoga (County of) Health Care Facilities
  (Judson Retirement Community); Refunding
  VRD Series 2000 RB
  (LOC-National City Bank)
  1.72%, 11/15/19(b)(c)                           A-1        --        800          800,000
-------------------------------------------------------------------------------------------
Cuyahoga Falls (City of); Limited Tax Series
  2003 Notes
  2.00%, 12/16/04                                  --     MIG-1      7,000        7,009,153
-------------------------------------------------------------------------------------------
Hamilton (County of) Economic Development
  (St. Xavier High School Project); VRD
  Series 2003 RB
  (LOC-Fifth Third Bank)
  1.51%, 04/01/28(b)(c)                          A-1+        --      2,000        2,000,000
-------------------------------------------------------------------------------------------
Lake (County of); Limited Tax Series 2004 BAN
  GO
  2.00%, 04/14/05(o)                               --        --      3,000        3,013,944
-------------------------------------------------------------------------------------------
Lakewood (City of) (St. Edward High School
  Project);
  Educational Facilities VRD Series 2000 RB
  (LOC-Fifth Third Bank)
  1.69%, 08/01/30(b)(c)                            --    VMIG-1      2,300        2,300,000
-------------------------------------------------------------------------------------------
Lorain (County of) (Elyria United Methodist
  Village);
  Refunding Hospital VRD Series 1996 B RB
  (LOC-JPMorgan Chase Bank)
  1.71%, 06/01/12(b)(c)                           A-1    VMIG-1      4,685        4,685,000
-------------------------------------------------------------------------------------------
Lorain (County of) (EMH Regional Medical
  Center Project);
  Hospital Facilities VRD Series 2001 RB
  (LOC-National City Bank)
  1.76%, 05/01/26(b)(c)(o)                         --        --     15,170       15,170,000
-------------------------------------------------------------------------------------------
Lorain (County of) Independent Living
  Facilities
  (Elyria United Methodist Project); VRD
  Series 1999 RB
  (LOC-JPMorgan Chase Bank)
  1.71%, 06/01/25(b)(c)                          A-1+        --      9,125        9,125,000
-------------------------------------------------------------------------------------------
Mahoning (County of) Hospital Facilities
  (Forum Health Obligation Group);
  VRD Series 1997 B RB
  1.70%, 12/01/28(c)(f)                          A-1+    VMIG-1     10,500       10,500,000
-------------------------------------------------------------------------------------------
  Series 2002 B RB (LOC-Fifth Third Bank)
  1.73%, 12/01/27(b)(c)                            --    VMIG-1      7,200        7,200,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
OHIO-(CONTINUED)

Marion (County of) (Pooled Lease Program);
  Hospital Improvement VRD Series 1990 RB
  (LOC-JPMorgan Chase Bank)
  1.72%, 08/01/20(b)(c)                           A-1        --    $ 4,535   $    4,535,000
-------------------------------------------------------------------------------------------
Middleburg Heights (City of) (Southwest
  General Health);
  Hospital Improvement Series 1997 RB
  (LOC-Fifth Third Bank)
  1.73%, 08/15/22(b)(c)                          A-1+        --      5,405        5,405,000
-------------------------------------------------------------------------------------------
Montgomery (County of) (St. Vincent DePaul
  Society);
  Limited Obligation VRD Series 1996 RB
  (LOC-National City Bank)
  1.73%, 12/01/10(b)(c)                           A-1        --      1,900        1,900,000
-------------------------------------------------------------------------------------------
Portage (County of) (Robinson Memorial
  Hospital);
  Hospital VRD Series 2002 RB (LOC-JPMorgan
  Chase Bank)
  1.73%, 05/01/17(b)(c)                            --    VMIG-1      6,255        6,255,000
-------------------------------------------------------------------------------------------
Solon (City of); Unlimited Tax Series 2003
  BAN GO
  2.00%, 12/09/04(o)                               --        --      2,800        2,804,536
-------------------------------------------------------------------------------------------
Twinsburg (City of) School District;
  Refunding Unlimited Tax Series 2004 GO
  2.00%, 12/01/04(f)                               --       Aaa      1,800        1,802,977
===========================================================================================
                                                                                134,923,350
===========================================================================================

OKLAHOMA-1.79%

Mustang (City of) Improvement Authority;
  Refunding Series 1995 RB
  5.38%, 12/01/04(g)(l)                           AAA       Aaa      3,135        3,188,215
-------------------------------------------------------------------------------------------
Oklahoma (County of) Finance Authority
  (Oxford Oaks Apartments Projects);
  Refunding Multi-Family Housing VRD Series
  2000 RB
  (CEP-Federal National Mortgage Association)
  1.71%, 07/15/30(c)                             A-1+        --     27,695       27,695,000
-------------------------------------------------------------------------------------------
Oklahoma (State of) Development Finance
  Authority
  (Capitol Dome Project); VRD Series 2001 RB
  (LOC-Bank of America N.A.)
  1.79%, 06/01/11(b)(c)                          A-1+        --      3,785        3,785,000
-------------------------------------------------------------------------------------------
Oklahoma (State of) Water Resource Board;
  State Loan Program VRD Series 2003 A RB
  0.98%, 10/01/04(g)(h)                          A-1+        --     14,935       14,935,000
-------------------------------------------------------------------------------------------
Tulsa (County of) Industrial Authority;
  Capital Improvements Series 2003 B RB
  4.00%, 05/15/05                                  AA        --      2,500        2,537,739
===========================================================================================
                                                                                 52,140,954
===========================================================================================

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------

OREGON-1.15%

Oregon (State of) Health, Housing,
  Educational & Cultural Facilities Authority
  (Quatama Crossing LLC Housing Project);
  VRD Series 1998 RB (LOC-U.S. Bank N.A.)
  1.74%, 01/01/31(b)(c)                            --       Aa2    $ 7,430   $    7,430,000
-------------------------------------------------------------------------------------------
Oregon (State of); Unlimited Tax Series 2003
  TAN GO
  2.25%, 11/15/04                               SP-1+     MIG-1     25,000       25,030,450
-------------------------------------------------------------------------------------------
Salem (City of) Water & Sewer; Refunding
  Series 2004 RB
  3.00%, 05/01/05(f)                              AAA       Aaa      1,175        1,184,588
===========================================================================================
                                                                                 33,645,038
===========================================================================================

PENNSYLVANIA-2.78%

ABN AMRO Munitops Ctfs. Trust (State of
  Pennsylvania Public School Building
  Authority); Non-AMT VRD
  Series 2001-30 Ctfs. (Acquired 10/31/02;
  Cost $5,000,000)
  1.74%, 09/01/09(c)(d)(e)                         --    VMIG-1      5,000        5,000,000
-------------------------------------------------------------------------------------------
  Series 2003-24 Ctfs. (Acquired 03/08/04;
  Cost $7,000,000)
  1.74%, 06/01/11(c)(d)(e)                         --    VMIG-1      7,000        7,000,000
-------------------------------------------------------------------------------------------
Allegheny (County of) Hospital Development
  Authority (ACES-Presbyterian University
  Hospital); VRD Series 1988 B1 RB
  (LOC-JPMorgan Chase Bank)
  1.70%, 03/01/18(b)(c)                            --    VMIG-1      2,085        2,085,000
-------------------------------------------------------------------------------------------
Allegheny (County of) Industrial Development
  Authority
  (Carnegie Museums of Pittsburgh); VRD
  Series 2002 IDR
  (LOC-Royal Bank of Scotland)
  1.70%, 08/01/32(b)(c)                            --    VMIG-1      2,000        2,000,000
-------------------------------------------------------------------------------------------
Altoona (City of) Authority; Water Series
  1994 A RB
  6.50%, 11/01/04(g)(l)                           AAA       NRR      1,700        1,741,627
-------------------------------------------------------------------------------------------
Berks (County of) Industrial Development
  Authority
  (Lutheran Services); Health Care VRD Series
  1998 A IDR
  1.69%, 01/01/28(c)(f)                            --    VMIG-1      9,588        9,588,000
-------------------------------------------------------------------------------------------
Chartiers Valley (Community of) Industrial &
  Commercial Development Authority (Asbury
  Villas Project);
  VRD Series 2000 B IDR (LOC-ABN AMRO Bank
  N.V.)
  1.72%, 12/01/30(b)(c)                           A-1        --      3,000        3,000,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Delaware Valley
  Regional);
  VRD Series 2001-3801 Class A COP
  (Acquired 06/04/01; Cost $8,900,000)
  1.75%, 08/01/28(c)(d)(e)                       A-1+        --      8,900        8,900,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (City of Scranton &
  County of Lackawanna Health & Welfare
  Authority); VRD Series 2002 A-18 RB
  (Acquired 03/22/02; Cost $2,860,000)
  1.74%, 03/01/15(c)(d)(e)                         --    VMIG-1      2,860        2,860,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Franklin (County of) Industrial Development
  Authority (Chambersburg Hospital
  Obligation);
  Health Care VRD Series 2000 IDR
  1.79%, 12/01/24(c)(f)                           A-1       Aaa    $ 3,575   $    3,575,000
-------------------------------------------------------------------------------------------
Geisinger Authority Health System (Geisinger
  Health System Foundation); Refunding VRD
  Series 2000 RB
  1.71%, 08/01/28(m)                             A-1+    VMIG-1     25,950       25,950,000
-------------------------------------------------------------------------------------------
Lehigh (County of) Industrial Development
  Authority
  (Allegheny Electric Coop. Inc.);
  VRD Series 1984 PCR (LOC-Rabobank
  Nederland)
  1.30%, 10/01/14(b)(j)                          A-1+        --      7,180        7,180,000
-------------------------------------------------------------------------------------------
  Refunding VRD Series 1984 PCR (LOC-Rabobank
  Nederland)
  1.30%, 06/01/14(b)(j)                          A-1+        --      1,030        1,030,000
-------------------------------------------------------------------------------------------
Philadelphia (City of) Industrial Development
  Authority
  (Girard Estate Aramark Project); VRD Series
  2002 IDR
  (LOC-JP Morgan Chase Bank)
  1.70%, 06/01/32(b)(c)                          A-1+        --      1,000        1,000,000
===========================================================================================
                                                                                 80,909,627
===========================================================================================

SOUTH CAROLINA-2.07%

Cherokee (County of) (Newark Electronics
  Division); Industrial VRD Series 1985 RB
  (LOC-ABN AMRO Bank N.V.)
  1.71%, 12/01/15(b)(c)                           A-1        --      6,500        6,500,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of South
  Carolina Public Service Authority); VRD
  Series 2000-4001 Class A COP
  (Acquired 09/08/00; Cost $10,100,000)
  1.75%, 01/01/22(c)(d)(e)                       A-1+        --     10,100       10,100,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (State of South Carolina
  Public Service Authority); VRD Series 2000
  L RB
  (Acquired 02/25/00; Cost $11,590,000)
  1.74%, 01/01/22(c)(d)(e)                         --    VMIG-1     11,590       11,590,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (State of South Carolina Transportation
  Infrastructure Bank); Floating Rate Trust
  Ctfs. VRD Series 2002-728 RB (Acquired
  11/13/02; Cost $7,185,000)
  1.73%, 10/01/22(c)(d)(e)                         --    VMIG-1      7,185        7,185,000
-------------------------------------------------------------------------------------------
Oconee (County of) (Duke); Refunding VRD
  Series 1993 PCR (LOC-JPMorgan Chase Bank)
  1.70%, 02/01/17(b)(c)                            --       P-1      6,000        6,000,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Educational
  Facilities Authority
  for Non-Profit Institutions (The Allen
  University Project);
  VRD Series 1998 RB (LOC-Bank of America
  N.A.)
  (Acquired 03/27/01; Cost $2,525,000)
  1.75%, 09/01/18(b)(c)(d)                       A-1+        --      2,525        2,525,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
SOUTH CAROLINA-(CONTINUED)

South Carolina (State of) Educational
  Facilities Authority
  for Non-Profit Institutions (Morris College
  Project);
  VRD Series 1997 RB (LOC-Bank of America
  N.A.)
  (Acquired 07/30/02; Cost $2,100,000)
  1.75%, 07/01/17(b)(c)(d)                       A-1+        --    $ 2,100   $    2,100,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Carolina Children's
  Home Project); VRD Series 2003 RB
  (LOC-Branch Banking & Trust)
  1.72%, 03/01/23(b)(c)                            --    VMIG-1      3,335        3,335,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Carolina Piedmont
  Foundation Project); VRD Series 2002 RB
  (LOC-Bank of America N.A.)
  1.75%, 09/01/32(b)(c)(i)                         --        --      4,000        4,000,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Catholic Diocese of
  South Carolina Project); VRD Series 1998 RB
  (LOC-Bank of America N.A.) (Acquired
  07/23/02; Cost $2,555,000)
  1.75%, 09/01/18(b)(c)(d)                       A-1+        --      2,555        2,555,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Presbyterian Home of
  South Carolina Project);
  VRD Series 2003 A RB (LOC-Wachovia Bank
  N.A.)
  1.75%, 04/01/20(b)(c)                           A-1        --      4,535        4,535,000
===========================================================================================
                                                                                 60,425,000
===========================================================================================

SOUTH DAKOTA-0.11%

South Dakota (State of) Health & Educational
  Facilities Authority (University of Sioux
  Falls); VRD Series 2001 RB
  (LOC-Wells Fargo Bank N.A.)
  1.71%, 10/01/16(b)(c)                          A-1+        --      3,155        3,155,000
===========================================================================================

TENNESSEE-5.46%

Eagle Tax Exempt Trust (City of Chattanooga);
  VRD Series 2000-4202 Class A COP (Acquired
  10/10/00; Cost $14,040,000)
  1.75%, 10/01/27(c)(d)(e)                       A-1+        --     14,040       14,040,000
-------------------------------------------------------------------------------------------
Jackson (City of) Energy Authority; Electric
  Systems VRD Series 2003 B RB
  1.70%, 11/01/26(c)(f)                            --    VMIG-1     12,700       12,700,000
-------------------------------------------------------------------------------------------
Jackson (City of) Health & Educational
  Facilities Board (Trinity Christian
  Academy); Educational Facilities VRD Series
  2002 RB
  (LOC-AmSouth Bank)
  1.84%, 03/01/22(b)(c)                            --    VMIG-1      5,400        5,400,000
-------------------------------------------------------------------------------------------
Knox (County of) Health Educational & Housing
  Facility Board (Volunteer Student Housing
  LLC Project); Student Housing VRD Series
  2002 RB (LOC-Wachovia Bank N.A.)
  1.69%, 09/01/34(b)(c)                            --    VMIG-1     27,020       27,020,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Memphis (City of); Electric System Sub-Series
  2003 A RB
  2.00%, 12/01/04                                 AA-       Aa3    $10,000   $   10,014,023
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (City of Nashville & County of Davidson);
  Unlimited Tax Series 2003-871 GO
  (Acquired 11/17/03; Cost $4,995,000)
  1.73%, 10/15/10(c)(d)(e)                         --    VMIG-1      4,995        4,995,000
-------------------------------------------------------------------------------------------
Sevier (County of) Public Building Authority
  (Local Government Public Improvement);
  VRD Series 1995 A RB
  1.72%, 06/01/15(c)(f)                           AAA    VMIG-1      5,230        5,230,000
-------------------------------------------------------------------------------------------
  VRD Series 1995 B-2 RB
  1.72%, 06/01/06(c)(f)                           AAA    VMIG-1      1,200        1,200,000
-------------------------------------------------------------------------------------------
  VRD Series 1997 I A-1 RB
  1.72%, 06/01/22(c)(f)                            --    VMIG-1      5,900        5,900,000
-------------------------------------------------------------------------------------------
  VRD Series 1997 II E-1 RB
  1.72%, 06/01/21(c)(f)                            --    VMIG-1      2,100        2,100,000
-------------------------------------------------------------------------------------------
  VRD Series 1997 II E-3 RB
  1.72%, 06/01/10(c)(f)                            --    VMIG-1      1,485        1,485,000
-------------------------------------------------------------------------------------------
  VRD Series 1997 II E-5 RB
  1.72%, 06/01/17(c)(f)                            --    VMIG-1      1,320        1,320,000
-------------------------------------------------------------------------------------------
  VRD Series 1997 II F-1 RB
  1.72%, 06/01/17(c)(f)                            --    VMIG-1      1,190        1,190,000
-------------------------------------------------------------------------------------------
  VRD Series 1997 II F-5 RB
  1.72%, 06/01/27(c)(f)                            --    VMIG-1      2,265        2,265,000
-------------------------------------------------------------------------------------------
  VRD Series 1998 III A-1 RB
  1.72%, 06/01/07(c)(f)                            --    VMIG-1     14,950       14,950,000
-------------------------------------------------------------------------------------------
  VRD Series 1998 III A-3 RB
  1.72%, 06/01/19(c)(f)                            --    VMIG-1      1,425        1,425,000
-------------------------------------------------------------------------------------------
  VRD Series 1998 III A-4 RB
  1.72%, 06/01/17(c)(f)                            --    VMIG-1        300          300,000
-------------------------------------------------------------------------------------------
  VRD Series 1998 III B-2 RB
  1.72%, 06/01/19(c)(f)                            --    VMIG-1      5,650        5,650,000
-------------------------------------------------------------------------------------------
  VRD Series 1998 III C-3 RB
  1.72%, 06/01/18(c)(f)                            --    VMIG-1      3,475        3,475,000
-------------------------------------------------------------------------------------------
  VRD Series 1998 III C-4 RB
  1.72%, 06/01/20(c)(f)                            --    VMIG-1     10,000       10,000,000
-------------------------------------------------------------------------------------------
  VRD Series 1999 II A-1 RB
  1.72%, 06/01/24(c)(f)                            --    VMIG-1      6,300        6,300,000
-------------------------------------------------------------------------------------------
  VRD Series 1999 II B-1 RB
  1.72%, 06/01/25(c)(f)                            --    VMIG-1      1,700        1,700,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Shelby (County of) Health, Educational &
  Housing Facilities Board (Briarcrest
  Christian School System); Educational
  Facilities VRD Series 2002 RB (LOC-SunTrust
  Bank)
  1.69%, 04/01/22(b)(c)                            --    VMIG-1    $11,050   $   11,050,000
-------------------------------------------------------------------------------------------
Shelby (County of) Health, Educational &
  Housing Facilities Board (St. Benedict
  Auburndale School); VRD Series 2003 RB
  (LOC-AmSouth Bank)
  1.74%, 05/01/33(b)(c)                            --    VMIG-1      5,000        5,000,000
-------------------------------------------------------------------------------------------
Tennessee (State of) Local Development
  Authority (Community Provider Pooled Loan
  Program); Series 1994 RB
  6.45%, 10/01/04(g)(l)                           NRR        --      1,000        1,020,000
-------------------------------------------------------------------------------------------
Washington (County of) (Capital Outlay
  Notes);
  Refunding Unlimited Tax Series 2002 GO
  4.00%, 02/01/05(f)                               --       Aaa      1,000        1,009,664
-------------------------------------------------------------------------------------------
Williamson (County of) Industrial Development
  Board (Currey Ingram Academy); Educational
  Facilities VRD Series 2003 RB
  (LOC-SunTrust Bank)
  1.75%, 04/01/23(b)(c)                            --    VMIG-1      2,500        2,500,000
===========================================================================================
                                                                                159,238,687
===========================================================================================

TEXAS-11.84%

ABN AMRO Munitops Ctfs. Trust (City of
  Leander Independent School District);
  Unlimited Multi-State Non-AMT VRD Series
  2002-16 Ctfs. (Acquired 08/20/03; Cost
  $5,395,000)
  1.75%, 08/15/10(c)(d)(e)                         --    VMIG-1      5,395        5,395,000
-------------------------------------------------------------------------------------------
Alief (City of) Independent School District;
  Unlimited Tax Series 1997 GO (CEP-Texas
  Permanent School Fund)
  6.60%, 02/15/05                                 AAA       Aaa      1,000        1,020,512
-------------------------------------------------------------------------------------------
Amarillo (City of) Health Facilities Corp.
  (Panhandle Pooled Health Care); VRD Series
  1985 ACES RB (LOC-BNP Paribas)
  1.75%, 05/31/25(b)(c)                            --    VMIG-1      4,862        4,862,000
-------------------------------------------------------------------------------------------
Austin (City of) Water & Wastewater System;
  Refunding Series 2002 A RB
  5.00%, 11/15/04(f)                              AAA       Aaa      4,000        4,019,072
-------------------------------------------------------------------------------------------
Austin (City of); Refunding Utility System
  Series 1995 RB
  5.60%, 05/15/05(g)(l)                           AAA       Aaa      5,000        5,128,791
-------------------------------------------------------------------------------------------
Austin (City of); Utility System Series 1994
  RB
  5.75%, 11/15/04(g)(i)                           AAA       Aaa      2,605        2,619,767
-------------------------------------------------------------------------------------------
Bexar (County of) Health Facilities
  Development Corp.
  (Air Force Village); VRD Series 2000 RB
  (LOC-Bank of America N.A.)
  1.69%, 08/15/30(b)(c)                          A-1+        --     19,500       19,500,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Bexar (County of) Health Facilities
  Development Corp.
  (Warm Springs); Healthcare System VRD
  Series 1997 RB
  (LOC-JPMorgan Chase Bank)
  1.74%, 09/01/27(b)(c)                            --    VMIG-1    $ 3,435   $    3,435,000
-------------------------------------------------------------------------------------------
Brownsville (City of) Utility Systems;
  Refunding Sub. Lien VRD Series 2001 A RB
  0.95%, 11/04/04(f)(g)(k)                       A-1+    VMIG-1      3,300        3,300,000
-------------------------------------------------------------------------------------------
Dallas (City of) Waterworks & Sewer System;
  Refunding Series 2002 A RB
  4.00%, 10/01/04                                 AA+       Aa2      3,500        3,500,000
-------------------------------------------------------------------------------------------
Dallas (City of); Limited Tax Series 2003 GO
  3.50%, 02/15/05                                 AA+       Aa1      1,500        1,513,855
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Houston
  Airport);
  VRD Series 2000-4307 COP (Acquired
  11/15/00; Cost $15,750,000)
  1.75%, 07/01/28(c)(d)(e)                       A-1+        --     15,750       15,750,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Houston Water
  & Sewer);
  VRD Series 1997-4305 Class A COP (Acquired
  04/27/99; Cost $14,005,000)
  1.75%, 12/01/27(c)(d)(e)                       A-1+        --     14,005       14,005,000
-------------------------------------------------------------------------------------------
  VRD Series 2002-6019 Class A COP (Acquired
  11/13/02; Cost $8,910,000)
  1.75%, 12/01/30(c)(d)(e)                       A-1+        --      8,910        8,910,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris County Toll
  Road);
  VRD Series 2001-4305 COP
  (Acquired 05/08/01; Cost $7,390,000)
  1.75%, 08/01/14(c)(d)(e)                       A-1+        --      7,390        7,390,000
-------------------------------------------------------------------------------------------
  VRD Series 2002-6012 Class A COP
  (Acquired 11/20/02; Cost $1,580,000)
  1.75%, 08/15/30(c)(d)(e)                       A-1+        --      1,580        1,580,000
-------------------------------------------------------------------------------------------
El Paso (County of); Refunding Limited Tax
  Series 2002 A GO
  3.25%, 02/15/05(f)                              AAA       Aaa      1,040        1,048,302
-------------------------------------------------------------------------------------------
First Union MERLOTs (Harris County Toll
  Road);
  VRD Series 2003 B16 RB (Acquired 02/19/03;
  Cost $3,015,000)
  1.57%, 08/15/25(c)(d)(e)                         --    VMIG-1      3,015        3,015,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (Jefferson County Health
  Facilities Development Corp.); VRD Series
  2001 A83 RB
  (Acquired 11/18/03; Cost $3,570,000)
  1.20%, 11/16/04(d)(e)(g)(k)(n)                  A-1        --      3,570        3,570,000
-------------------------------------------------------------------------------------------
Fort Worth (City of); Limited Tax Series 2000
  GO Ctfs.
  6.25%, 03/01/05(g)(l)                           NRR       NRR      5,000        5,105,817
-------------------------------------------------------------------------------------------
Garland (City of) Industrial Development
  Authority Inc. (Carroll Co. Project); VRD
  Series 1984 IDR (LOC-Wells Fargo Bank N.A.)
  (Acquired 09/03/03; Cost $2,300,000)
  1.74%, 12/01/14(b)(c)(d)                         --       Aaa      2,300        2,300,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Goose Creek (City of) Consolidated
  Independent School District; Refunding
  Unlimited Tax Series 2002 A GO
  (CEP-Texas Permanent School Fund)
  4.00%, 02/15/05                                 AAA       Aaa    $ 1,520   $    1,536,322
-------------------------------------------------------------------------------------------
Grand Prairie (City of) Housing Finance Corp.
  (Lincoln Property Co.); Refunding
  Multi-Family Housing VRD Series 1993 RB
  (CEP-General Electric Corp.)
  1.77%, 06/01/10(c)                             A-1+        --      2,700        2,700,000
-------------------------------------------------------------------------------------------
Grapevine (City of) Industrial Development
  Corp.
  (Southern Air Transport); Refunding Airport
  Series 1993 RB
  (LOC-JPMorgan Chase Bank)
  1.77%, 03/01/10(b)(c)                          A-1+        --      2,300        2,300,000
-------------------------------------------------------------------------------------------
Harris (County of) Cultural Education
  Facilities Finance Corp. (Houston Music
  Hall Foundation); VRD Series 1999 RB
  (LOC-JPMorgan Chase Bank)
  1.74%, 06/01/29(b)(c)                          A-1+        --        700          700,000
-------------------------------------------------------------------------------------------
Harris (County of) Hospital District; Sub.
  Lien Commercial Paper Series A RN (LOC-Bank
  of America N.A.)
  1.28%, 11/22/04(b)                             A-1+        --      9,451        9,451,000
-------------------------------------------------------------------------------------------
Harris (County of) Houston Texas Sports
  Authority (Rodeo);
  Jr. Lein VRD Series 2001 C RB
  1.77%, 11/15/30(c)(f)                          A-1+    VMIG-1      6,400        6,400,000
-------------------------------------------------------------------------------------------
Harris (County of); Permanent Improvement
  Unlimited Tax Series 2003 GO
  3.00%, 10/01/04                                 AA+       Aa1      1,000        1,000,000
-------------------------------------------------------------------------------------------
Harris (County of); Refunding Unlimited Tax
  Series 2001 GO
  5.00%, 10/01/04                                 AA+       Aa1      4,970        4,970,000
-------------------------------------------------------------------------------------------
Hockley (County of) Industrial Development
  Corp. (AMOCO Project);
  VRD Series 1985 PCR
  1.15%, 11/01/04(g)(h)                          A-1+       P-1     10,000       10,000,000
-------------------------------------------------------------------------------------------
Hockley (County of) Industrial Development
  Corp.
  (AMOCO Project-Standard Oil Co.); VRD
  Series 1983 PCR
  1.40%, 03/01/05(g)(h)                          A-1+       Aa1     12,775       12,775,000
-------------------------------------------------------------------------------------------
Houston (City of) Independent School District
  (Schoolhouse);
  Limited Tax Series 2004 GO
  (CEP-Texas Permanent School Fund)
  1.62%, 06/09/05(g)(k)                          A-1+    VMIG-1     15,000       15,000,000
-------------------------------------------------------------------------------------------
Houston (City of); Commercial Paper Notes
  Series 2003 A GO
  1.30%, 10/21/04                                A-1+       P-1     20,000       20,000,000
-------------------------------------------------------------------------------------------
  1.37%, 11/15/04                                A-1+       P-1     24,000       24,000,000
-------------------------------------------------------------------------------------------
  1.38%, 01/25/05                                A-1+       P-1     13,400       13,400,000
-------------------------------------------------------------------------------------------
Mansfield (City of); Refunding Unlimited Tax
  VRD Series 2004 GO
  2.00%, 02/15/05(f)                              AAA       Aaa        855          857,910
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Merrill Lynch P-Floats (City of Brazosport
  Independent School District); Refunding
  Unlimited Tax VRD Series 2003 PT-1690 GO
  (Acquired 02/20/03; Cost $4,920,000)
  1.73%, 08/15/10(c)(d)(e)                         --    VMIG-1    $ 4,920   $    4,920,000
-------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (County of Harris
  Hospital District);
  VRD Series 2002 PT-665 RB (Acquired
  10/02/02; Cost $5,935,000)
  1.73%, 08/15/08(c)(d)(e)                       A-1+        --      5,935        5,935,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (State of Texas Affordable Housing Corp.);
  Floating Rate Trust Ctfs. VRD Series
  2003-780 RB
  (Acquired 02/19/03; Cost $1,995,000)
  1.73%, 09/01/22(c)(d)(e)                         --    VMIG-1      1,995        1,995,000
-------------------------------------------------------------------------------------------
Northside Independent School District;
  Refunding VRD Unlimited Tax Series 2003 B
  GO (CEP-Texas Permanent School Fund)
  1.75%, 08/01/05(g)(k)                          A-1+    VMIG-1      1,870        1,870,000
-------------------------------------------------------------------------------------------
Pine Tree Independent School District;
  Unlimited Tax Series 1994 GO (CEP-Texas
  Permanent School Fund)
  5.25%, 02/15/05(g)(k)                           NRR       Aaa        910          923,135
-------------------------------------------------------------------------------------------
San Antonio (City of) Water & Sewer System;
  Commercial Paper Notes Series 2001 A GO
  1.15%, 10/21/04                                A-1+       P-1     29,900       29,900,000
-------------------------------------------------------------------------------------------
Sherman (City of) Higher Education Finance
  Corp. (Austin College Project); Higher
  Education VRD Series 1997 RB
  (LOC-Bank of America N.A.)
  1.75%, 01/01/18(b)(c)                          A-1+        --     12,800       12,800,000
-------------------------------------------------------------------------------------------
Spring (City of) Independent School District;
  Unlimited Tax Series 2004 GO (CEP-Texas
  Permanent School Fund)
  2.50%, 02/15/05                                 AAA       Aaa      2,195        2,206,356
-------------------------------------------------------------------------------------------
Texas (State of); Series 2004 TRAN
  3.00%, 08/31/05                               SP-1+     MIG-1     30,000       30,378,015
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Southeast Texas Housing
  Finance Corp.);
  VRD Series 2001 A18 RB (Acquired 11/18/03;
  Cost $4,130,000)
  1.20%, 11/16/04(d)(e)(g)(k)(n)                  A-1        --      4,130        4,130,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (University of Texas);
  Refunding VRD Series 2003 B14 RB (Acquired
  01/29/03; Cost $8,005,000)
  1.72%, 08/15/22(c)(d)(e)                         --    VMIG-1      8,005        8,005,000
===========================================================================================
                                                                                345,120,854
===========================================================================================

UTAH-1.47%

Davis (County of) Housing Authority (Fox
  Creek Apartments); Refunding Multi-Family
  Housing VRD Series 1997 A RB
  (LOC-JPMorgan Chase Bank)
  1.71%, 08/15/27(b)(c)                           A-1        --      4,240        4,240,000
-------------------------------------------------------------------------------------------
Davis (County of); Unlimited Tax Series 2004
  TRAN
  2.25%, 12/30/04                                  --     MIG-1      4,000        4,009,763
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
UTAH-(CONTINUED)

First Union MERLOTs (Intermountain Power
  Agency);
  Power Supply VRD Series 2002 A59 RB
  (Acquired 10/23/02; Cost $7,040,000)
  1.74%, 07/01/10(c)(d)(e)                         --    VMIG-1    $ 7,040   $    7,040,000
-------------------------------------------------------------------------------------------
Intermountain Power Agency; Power Supply VRD
  Series 1985 E RB
  1.24%, 12/01/04(f)(g)(k)                       A-1+    VMIG-1     14,770       14,770,000
-------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (City of Murray
  Hospital); VRD Series 2002 PA-1066 RB
  (Acquired 10/02/02; Cost $5,995,000)
  1.73%, 05/15/22(c)(d)(e)                        A-1        --      5,995        5,995,000
-------------------------------------------------------------------------------------------
Salt Lake (City of) (Gateway Project);
  Special Assessment VRD Series 2003
  (LOC-Citibank N.A.)
  1.70%, 12/01/23(b)(c)                          A-1+        --      5,850        5,850,000
-------------------------------------------------------------------------------------------
Sanpete (County of) School Facilities
  (Wasatch Academy);
  VRD Series 2003 RB (LOC-U.S. Bank N.A.)
  1.76%, 08/01/28(b)(c)                          A-1+        --        900          900,000
===========================================================================================
                                                                                 42,804,763
===========================================================================================

VERMONT-0.22%

Vermont (State of) Student Assistance Corp.;
  Student Loan VRD Series 1985 RB (LOC-State
  Street Bank & Trust Co.)
  1.35%, 01/01/08(b)(j)                            --    VMIG-1      2,640        2,640,000
-------------------------------------------------------------------------------------------
Vermont (State of); Unlimited Tax Series 1994
  A GO
  6.40%, 01/15/05(g)(l)                           NRR       NRR      3,510        3,632,758
===========================================================================================
                                                                                  6,272,758
===========================================================================================

VIRGINIA-0.82%

Chesapeake (City of) Hospital Authority
  (Chesapeake General Hospital); Hospital
  Facility VRD Series 2001 B RB
  (LOC-SunTrust Bank)
  1.69%, 07/01/31(b)(c)                          A-1+        --      1,545        1,545,000
-------------------------------------------------------------------------------------------
Henrico (County of) Economic Development
  Authority
  (Westminster Centerbury); Residential Care
  Facilities
  VRD Series 2003 B RB (LOC-KBC Bank N.V.)
  1.69%, 07/01/08(b)(c)                            --    VMIG-1     17,100       17,100,000
-------------------------------------------------------------------------------------------
Richmond (City of) Industrial Development
  Authority;
  Educational Facilities VRD Series 2002 RB
  (LOC-SunTrust Bank)
  1.70%, 05/01/32(b)(c)                            --    VMIG-1      2,900        2,900,000
-------------------------------------------------------------------------------------------
Rockingham (County of) Industrial Development
  Authority (Sunnyside Presbyterian Home);
  Residential Care Facilities VRD Series 2003
  RB (LOC-Branch Banking & Trust)
  1.72%, 12/01/33(b)(c)                           A-1        --        750          750,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
VIRGINIA-(CONTINUED)

Winchester (City of) Industrial Development
  Authority (Shenandoah University);
  Educational Facilities First Mortgage
  Series 1994 IDR
  6.70%, 10/01/04(g)(l)                           NRR       NRR    $ 1,620   $    1,652,400
===========================================================================================
                                                                                 23,947,400
===========================================================================================

WASHINGTON-5.39%

ABN AMRO Munitops Ctfs. Trust (City of
  Seattle Municipal Light & Power);
  Multi-State Non-AMT VRD Series 2002-12
  Ctfs. (Acquired 05/25/04; Cost $9,755,000)
  1.75%, 03/01/09(c)(d)(e)                         --    VMIG-1      9,755        9,755,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (City of
  Seattle);
  Multi-State Non-AMT VRD Limited Tax Series
  2003-7 GO Ctfs.
  (Acquired 05/13/03; Cost $10,685,000)
  1.34%, 11/17/04(d)(e)(g)(i)(k)(n)                --        --     10,685       10,685,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (King County);
  Multi-State Non-AMT VRD Limited Tax Series
  2001-1 GO Ctfs.
  (Acquired 01/04/01; Cost $10,000,000)
  1.75%, 07/01/06(c)(d)(e)                         --    VMIG-1     10,000       10,000,000
-------------------------------------------------------------------------------------------
Bremerton (City of) (Kitsap Regional
  Conference Center);
  VRD Series 2003 RB (LOC-Bank of America
  N.A.)
  1.75%, 12/01/28(b)(c)(i)                         --        --      2,565        2,565,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Washington
  Public Power Supply Systems Project No. 2);
  VRD Series 96-4703 Class A COP (Acquired
  05/02/01; Cost $5,870,000)
  1.75%, 07/01/11(c)(d)(e)                       A-1+        --      5,870        5,870,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Washington);
  VRD Series 98-4701 Class A COP (Acquired
  07/20/00; Cost $14,400,000)
  1.75%, 05/01/18(c)(d)(e)                       A-1+        --     14,400       14,400,000
-------------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  Commercial Paper TRAN (LOC-Bank of America
  N.A.)
  1.00%, 10/26/04(b)                             A-1+        --      4,300        4,300,000
-------------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  Commercial Paper Notes (LOC-Bank of America
  N.A.)
  1.00%, 10/26/04(b)                             A-1+        --      7,000        7,000,000
-------------------------------------------------------------------------------------------
Everett (City of); VRD Limited Tax Series
  2001 GO
  (LOC-Bank of America N.A.)
  1.75%, 12/01/21(b)(c)(i)                         --        --      2,600        2,600,000
-------------------------------------------------------------------------------------------
Issaquah (City of) Community Properties; VRD
  Special Revenue Series 2001 A RB (LOC-Bank
  of America N.A.)
  1.73%, 02/15/21(b)(c)                            --    VMIG-1     10,150       10,150,000
-------------------------------------------------------------------------------------------
King & Snohomish (Counties of) School
  District No. 417 (Northshore); Unlimited
  Tax Series 2003 GO
  2.00%, 12/01/04(f)                              AAA       Aaa      3,300        3,304,792
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

King (County of) Economic Enterprise Corp.
  (Puget Sound Blood Center Project);
  VRD Series 1998 RB (LOC-U.S. Bank N.A.)
  1.74%, 04/01/23(b)(c)                            --    VMIG-1    $ 3,810   $    3,810,000
-------------------------------------------------------------------------------------------
Lake Tapps Parkway Properties; Special
  Revenue VRD
  (LOC-U.S. Bank N.A.)
  Series 1999 A RB
  1.73%, 12/01/19(b)(c)                            --    VMIG-1     11,800       11,800,000
-------------------------------------------------------------------------------------------
  Series 1999 B RB
  1.73%, 12/01/19(b)(c)                            --    VMIG-1        700          700,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (Port of Seattle);
  VRD Series 2002-739D RB (Acquired 07/21/04;
  Cost $5,000,000)
  1.73%, 09/01/20(c)(d)(e)                        A-1        --      5,000        5,000,000
-------------------------------------------------------------------------------------------
Pierce (County of) Economic Development Corp.
  (Weyerhaeuser Real Estate); Special Revenue
  VRD Series 1997 RB
  (LOC-Bank of America N.A.)
  1.73%, 01/01/27(b)(c)                          A-1+    VMIG-1     12,705       12,705,000
-------------------------------------------------------------------------------------------
Seattle (Port of) Industrial Development
  Corp. (Sysco Food Services Project);
  Refunding VRD Series 1994 IDR
  1.72%, 11/01/25(c)                             A-1+    VMIG-1      8,000        8,000,000
-------------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Bayview
  Manor Project);
  Low Income Housing Assistance VRD Series
  1994 B RB
  (LOC-U.S. Bank N.A.)
  1.74%, 05/01/19(b)(c)                          A-1+        --      2,340        2,340,000
-------------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Pioneer
  Human Services Project); Refunding VRD
  Series 1995 RB (LOC-U.S. Bank N.A.)
  1.74%, 12/01/15(b)(c)                          A-1+        --      1,975        1,975,000
-------------------------------------------------------------------------------------------
Snohomish (County of) Housing Authority (Ebey
  Arms Centerhouse Project); Refunding
  Housing VRD Series 2003 RB
  (LOC-Bank of America N.A.)
  1.75%, 12/01/34(b)(c)(i)                         --        --      6,245        6,245,000
-------------------------------------------------------------------------------------------
Vancouver (City of) Housing Authority
  (Village Park Apartments Project); Housing
  VRD Series 2000 RB (LOC-U.S. Bank N.A.)
  1.73%, 11/02/05(b)(c)                          A-1+        --      1,430        1,430,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Central Puget Sound
  Regional Transit Authority); Sales Tax &
  Motor VRD Series 2001 A46 RB
  (Acquired 11/12/03; Cost $6,275,000)
  1.30%, 11/10/04(d)(e)(g)(k)(n)                   --    VMIG-1      6,275        6,275,000
-------------------------------------------------------------------------------------------
Washington (State of) Economic Development
  Finance Authority (Seadrunar Recycling LLC
  Project); Economic Development VRD Series
  2000 E RB (LOC-U.S. Bank N.A.)
  1.74%, 08/01/25(b)(c)                          A-1+        --      2,735        2,735,000
-------------------------------------------------------------------------------------------
Washington (State of) Health Care Facilities
  Authority
  (Empire Health Services); VRD Series 2003
  RB
  (LOC-U.S. Bank N.A.)
  1.65%, 11/01/23(b)(c)                          A-1+        --      2,335        2,335,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Washington (State of) Higher Education
  Facilities Authority
  (Cornish College Arts Project); VRD Series
  2003 A RB
  (LOC-Bank of America N.A.)
  1.73%, 12/01/33(b)(c)                            --    VMIG-1    $ 5,000   $    5,000,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Nikkei Concerns Project);
  Non-Profit Housing VRD Series 1994 RB
  (LOC-U.S. Bank N.A.)
  1.74%, 10/01/19(b)(c)                          A-1+        --      3,755        3,755,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Tacoma Art Museum Project);
  Non-Profit VRD Series 2002 RB
  (LOC-Northern Trust Co.)
  1.77%, 06/01/32(b)(m)                            --    VMIG-1      1,225        1,225,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (University Preparatory Academy
  Project); Non-Profit VRD Series 2000 RB
  (LOC-Bank of America N.A.)
  1.75%, 07/01/30(b)(c)                            --    VMIG-1      1,250        1,250,000
===========================================================================================
                                                                                157,209,792
===========================================================================================

WEST VIRGINIA-0.35%

Monongalia (County of) Building Community
  Hospital (Monongalia General Hospital);
  Refunding VRD Series 2002 A RB
  (LOC-JPMorgan Chase Bank)
  1.72%, 07/01/17(b)(c)                           A-1    VMIG-1        645          645,000
-------------------------------------------------------------------------------------------
West Virginia (State of) Hospital Finance
  Authority (Cabell Huntington); Refunding
  VRD Series 2002 A-1 RB
  (LOC-JPMorgan Chase Bank)
  1.67%, 06/01/13(b)(c)                            --    VMIG-1      9,495        9,495,000
===========================================================================================
                                                                                 10,140,000
===========================================================================================

WISCONSIN-3.44%

Kimberly (City of) (Fox Cities YMCA Project);
  VRD Series 2002 RB
  (LOC-M&I Marshall & Ilsley Bank)
  1.75%, 04/01/32(b)(c)                            --    VMIG-1      2,540        2,540,000
-------------------------------------------------------------------------------------------
Menomonee Falls (City of); Refunding Sewer
  System Series 2004 RB
  2.00%, 05/01/05(f)                               --       Aaa      1,425        1,429,517
-------------------------------------------------------------------------------------------
Waukesha (County of); Promissory Notes
  Unlimited Tax Series 2004 GO
  2.00%, 04/01/05                                  --       Aaa      1,500        1,507,192
-------------------------------------------------------------------------------------------
Wind Point (City of) (Johnson Foundation
  Project);
  VRD Series 2000 RB (LOC-Bank of Montreal)
  1.80%, 09/01/35(b)(c)                          A-1+        --      4,665        4,665,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Beaver Dam Community
  Hospitals Inc.); VRD Series 2004 B RB
  (LOC-U.S. Bank N.A.)
  1.69%, 08/15/34(b)(c)                          A-1+        --      3,000        3,000,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Wisconsin (State of) Health & Educational
  Facilities Authority (Mequon Jewish
  Project); VRD Series 2003 RB
  (LOC-JPMorgan Chase Bank)
  1.73%, 07/01/28(b)(c)                            --    VMIG-1    $ 2,150   $    2,150,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority
  (Mercy Health System); (LOC-M&I Marshall &
  Ilsley Bank)
  Pooled Loan VRD Series 2003 I RB
  1.70%, 06/01/23(b)(c)                            --    VMIG-1      9,570        9,570,000
-------------------------------------------------------------------------------------------
  VRD Series 2003 C RB
  1.72%, 08/15/23(b)(c)                            --    VMIG-1      7,300        7,300,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority
  (St. John's Home); Pooled Loan VRD Series
  2003 J RB
  (LOC-M&I Marshall & Ilsley Bank)
  1.70%, 07/01/23(b)(c)                            --    VMIG-1      4,250        4,250,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority
  (St. Luke's Medical Center); VRD Series
  1987 RB
  (LOC-KBC Bank N.V.) (Acquired 06/01/04;
  Cost $30,000,000)
  1.70%, 12/01/17(b)(c)(d)                        A-1        --     30,000       30,000,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority
  (St. Mary's School); VRD Series 2004 RB
  (LOC-M&I Marshall & Ilsley Bank)
  1.72%, 08/01/19(b)(c)                           A-1        --      2,695        2,695,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority
  (Sinai Samaritan Medical Center Inc.); VRD
  Series 1994 A RB
  (LOC-M&I Marshall & Ilsley Bank)
  1.75%, 09/01/19(b)(c)                           A-1        --      5,649        5,649,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Wheaton Franciscan
  Services); VRD Series 2003 B RB
  (LOC-U.S. Bank N.A.)
  1.69%, 08/15/33(b)(c)                          A-1+    VMIG-1      8,750        8,750,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) School Districts Cash
  Flow Management Program;
  Series 2003 B-1 COP
  2.00%, 11/01/04                                  --     MIG-1      5,565        5,568,956
-------------------------------------------------------------------------------------------
  Series 2004 A-1 COP
  3.00%, 09/20/05(o)                               --        --      8,000        8,100,676
-------------------------------------------------------------------------------------------
Wisconsin (State of); Unlimited Tax Series
  1995 A GO
  6.10%, 05/01/05(g)(l)                           NRR       Aaa      3,000        3,087,881
===========================================================================================
                                                                                100,263,222
===========================================================================================
    Total Municipal Obligations (Cost
      $2,926,404,421)                                                         2,926,404,421
===========================================================================================
TOTAL INVESTMENTS-100.40% (Cost
  $2,926,404,421)(p)                                                          2,926,404,421
===========================================================================================
OTHER ASSETS LESS LIABILITIES-(0.40%)                                           (11,669,927)
===========================================================================================
NET ASSETS-100.00%                                                           $2,914,734,494
___________________________________________________________________________________________
===========================================================================================

Investment Abbreviations:

ACES     - Automatically Convertible Extendable Security
AMT      - Alternative Minimum Tax
BAN      - Bond Anticipation Notes
CEP      - Credit Enhancement Provider
COP      - Certificate of Participation
Ctfs     - Certificates
GO       - General Obligation Bonds
IDR      - Industrial Development Revenue Bonds
Jr.      - Junior
LOC      - Letter of Credit
MERLOT   - Municipal Exempt Receipts Liquidity Optional Tender
NRR      - Not Re-Rated
P-Floats - Puttable Floating Option Tax-Exempt Receipts
PCR      - Pollution Control Revenue Bonds
PUTTERS  - Putable Tax Exempt Receipts
RAN      - Revenue Anticipation Notes
RB       - Revenue Bonds
RN       - Revenue Notes
Sub.     - Subordinated
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
VRD      - Variable Rate Demand
Wts.     - Warrants

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), except as indicated in note (i) and (o) below. NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations held by a bank custodian); this funding is pursuant to an advance refunding of this security.
(b) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined weekly. Rate shown is the rate in effect on September 30, 2004.
(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at September 30, 2004 was $691,199,000, which represented 23.71% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(e) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.

(g) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(h) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined semi-annually. Rate shown is the rate in effect on September 30, 2004.
(i) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.
(j) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined monthly. Rate shown is the rate in effect on September 30, 2004.
(k) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined at intermittent intervals. Rate shown is the rate in effect on September 30, 2004.
(l) Advance refunded; secured by an escrow fund of U.S. Treasury obligations.
(m) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined daily. Rate shown is the rate in effect on September 30, 2004.
(n) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at September 30, 2004 was $38,920,000, which represented 1.34% of the Fund's net assets.
(o) Determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest, pursuant to guidelines for the determination of quality adopted by the Board of Trustees and followed by the investment advisor.
(p) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS & LIABILITIES

September 30, 2004
(Unaudited)

ASSETS:

Investments, at market value
  (cost $2,926,404,421)        $2,926,404,421
---------------------------------------------
Cash                                  697,925
---------------------------------------------
Receivables for:
  Investments sold                  4,895,235
---------------------------------------------
  Interest                          8,879,674
---------------------------------------------
Investment for trustee
  deferred compensation and
  retirement plans                    136,908
---------------------------------------------
Other assets                          190,315
=============================================
    Total assets                2,941,204,478
_____________________________________________
=============================================

LIABILITIES:

Payables for:
  Investments purchased            23,240,918
---------------------------------------------
  Dividends                         2,730,970
---------------------------------------------
  Trustee deferred
    compensation and
    retirement plans                  215,380
---------------------------------------------
Accrued distribution fees             131,402
---------------------------------------------
Accrued transfer agent fees            91,843
---------------------------------------------
Accrued trustees fees                   1,095
---------------------------------------------
Accrued operating expenses             58,376
=============================================
    Total liabilities              26,469,984
=============================================
Net assets applicable to
  shares outstanding           $2,914,734,494
_____________________________________________
=============================================

NET ASSETS CONSIST OF:

  Shares of beneficial
    interest                   $2,914,752,505
---------------------------------------------
  Undistributed net realized
    gain (loss) from
    investment securities             (18,011)
=============================================
                               $2,914,734,494
_____________________________________________
=============================================

NET ASSETS:

Institutional Class            $1,671,593,521
_____________________________________________
=============================================
Private Investment Class       $  190,301,672
_____________________________________________
=============================================
Personal Investment Class      $    9,273,444
_____________________________________________
=============================================
Cash Management Class          $  796,326,655
_____________________________________________
=============================================
Reserve Class                  $   11,062,666
_____________________________________________
=============================================
Resource Class                 $  236,176,536
_____________________________________________
=============================================

SHARES OUTSTANDING,
  $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class             1,671,550,863
_____________________________________________
=============================================
Private Investment Class          190,288,610
_____________________________________________
=============================================
Personal Investment Class           9,270,510
_____________________________________________
=============================================
Cash Management Class             796,322,561
_____________________________________________
=============================================
Reserve Class                      11,060,717
_____________________________________________
=============================================
Resource Class                    236,175,751
_____________________________________________
=============================================
Net asset value, offering and
  redemption price per share
  for each class               $         1.00
_____________________________________________
=============================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended September 30, 2004
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $17,235,533
=========================================================================

EXPENSES:

Advisory fees                                                   3,131,846
-------------------------------------------------------------------------
Administrative services fees                                      295,697
-------------------------------------------------------------------------
Custodian fees                                                     38,978
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                        404,301
-------------------------------------------------------------------------
  Personal Investment Class                                        40,938
-------------------------------------------------------------------------
  Cash Management Class                                           334,772
-------------------------------------------------------------------------
  Reserve Class                                                    50,510
-------------------------------------------------------------------------
  Resource Class                                                  266,654
-------------------------------------------------------------------------
Transfer agent fees                                               231,258
-------------------------------------------------------------------------
Trustees' fees and retirement benefits                             29,952
-------------------------------------------------------------------------
Other                                                             317,825
=========================================================================
    Total expenses                                              5,142,731
=========================================================================
Less: Fees waived                                              (1,065,457)
=========================================================================
    Net expenses                                                4,077,274
=========================================================================
Net investment income                                          13,158,259
=========================================================================
Net realized gain (loss) from investment securities               (17,079)
=========================================================================
Net increase in net assets resulting from operations          $13,141,180
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended September 30, 2004 and the year ended March 31, 2004 (Unaudited)

                                                            SEPTEMBER 30,       MARCH 31,
                                                                 2004              2004
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                     $  13,158,259     $   22,690,885
--------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities             (17,079)            40,841
============================================================================================
    Net increase in net assets resulting from operations       13,141,180         22,731,726
============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                          (8,710,440)       (14,405,472)
--------------------------------------------------------------------------------------------
  Private Investment Class                                       (555,715)        (1,230,193)
--------------------------------------------------------------------------------------------
  Personal Investment Class                                       (20,320)           (37,490)
--------------------------------------------------------------------------------------------
  Cash Management Class                                        (2,854,661)        (5,040,826)
--------------------------------------------------------------------------------------------
  Reserve Class                                                    (4,673)            (8,425)
--------------------------------------------------------------------------------------------
  Resource Class                                               (1,012,450)        (1,968,479)
============================================================================================
    Decrease in net assets resulting from distributions       (13,158,259)       (22,690,885)
============================================================================================
Share transactions-net:
  Institutional Class                                        (282,164,384)       632,519,818
--------------------------------------------------------------------------------------------
  Private Investment Class                                     39,903,203        (77,436,378)
--------------------------------------------------------------------------------------------
  Personal Investment Class                                    (1,120,107)        (6,598,054)
--------------------------------------------------------------------------------------------
  Cash Management Class                                        28,190,366        150,447,508
--------------------------------------------------------------------------------------------
  Reserve Class                                                (2,966,860)         1,376,091
--------------------------------------------------------------------------------------------
  Resource Class                                              (63,027,459)        39,025,099
============================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                     (281,185,241)       739,334,084
============================================================================================
    Net increase (decrease) in net assets                    (281,202,320)       739,374,925
============================================================================================

NET ASSETS:

  Beginning of period                                       3,195,936,814      2,456,561,889
============================================================================================
  End of period (including undistributed net investment
    income of $0 and $0, respectively)                      $2,914,734,494    $3,195,936,814
____________________________________________________________________________________________
============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

September 30, 2004
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Tax-Free Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust consisting of one portfolio, the Tax-Free Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class are voted on exclusively by the shareholders of each class. The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. On November 4, 2003, the Fund was restructured from a separate series of Tax-Free Investments Co. to a new series portfolio of the Trust.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities.' Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       In addition, the Fund intends to invest in securities to allow it to qualify to pay shareholders "exempt interest dividends", as defined in the Internal Revenue Code of 1986, as amended.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.22%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the cap stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees;
(vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement; (viii) trustees' fees; and (ix) federal registration fees. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. For the six months ended September 30, 2004, AIM waived fees of $723,330.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2004, AIM was paid $295,697 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended September 30, 2004, AISI retained $225,258 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of the such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees for the Reserve Class during the year in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the six months ended September 30, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $202,150, $30,021, $267,818, $41,736 and $213,323, respectively, after FMC waived Plan fees of $202,151, $10,917, $66,954, $8,774 and $53,331, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.


NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM and INVESCO Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended September 30, 2004, the Fund engaged in purchases and sales of securities of $0 and $27,058,780, respectively.


NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended September 30, 2004, the Fund paid legal fees of $5,068 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended September 30, 2004.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.


NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of March 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
March 31, 2011                                                      $933
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                    CHANGES IN SHARES OUTSTANDING(A)
---------------------------------------------------------------------------------------------------------
                                         SIX MONTHS ENDED                         YEAR ENDED
                                        SEPTEMBER 30, 2004                      MARCH 31, 2004
                                 ---------------------------------    -----------------------------------
                                     SHARES            AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class             8,676,342,046    $ 8,676,342,046     13,446,683,719    $ 13,446,683,719
---------------------------------------------------------------------------------------------------------
  Private Investment Class          217,524,346        217,524,346        489,285,624         489,285,624
---------------------------------------------------------------------------------------------------------
  Personal Investment Class          20,166,779         20,166,779         26,756,133          26,756,133
---------------------------------------------------------------------------------------------------------
  Cash Management Class           2,908,837,254      2,908,837,254      5,641,820,633       5,641,820,633
---------------------------------------------------------------------------------------------------------
  Reserve Class                      77,269,739         77,269,739        156,764,612         156,764,612
---------------------------------------------------------------------------------------------------------
  Resource Class                    732,494,862        732,494,862      1,508,376,051       1,508,376,051
=========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                 5,177,367          5,177,367          7,301,226           7,301,226
---------------------------------------------------------------------------------------------------------
  Private Investment Class              318,170            318,170            737,747             737,747
---------------------------------------------------------------------------------------------------------
  Personal Investment Class               2,442              2,442              4,054               4,054
---------------------------------------------------------------------------------------------------------
  Cash Management Class               1,846,071          1,846,071          4,115,815           4,115,815
---------------------------------------------------------------------------------------------------------
  Reserve Class                           2,986              2,986              8,921               8,921
---------------------------------------------------------------------------------------------------------
  Resource Class                        936,355            936,355          1,860,224           1,860,224
=========================================================================================================
Reacquired:
  Institutional Class            (8,963,683,797)    (8,963,683,797)   (12,821,465,127)    (12,821,465,127)
---------------------------------------------------------------------------------------------------------
  Private Investment Class         (177,939,313)      (177,939,313)      (567,459,749)       (567,459,749)
---------------------------------------------------------------------------------------------------------
  Personal Investment Class         (21,289,328)       (21,289,328)       (33,358,241)        (33,358,241)
---------------------------------------------------------------------------------------------------------
  Cash Management Class          (2,882,492,959)    (2,882,492,959)    (5,495,488,940)     (5,495,488,940)
---------------------------------------------------------------------------------------------------------
  Reserve Class                     (80,239,585)       (80,239,585)      (155,397,442)       (155,397,442)
---------------------------------------------------------------------------------------------------------
  Resource Class                   (796,458,676)      (796,458,676)    (1,471,211,176)     (1,471,211,176)
=========================================================================================================
                                   (281,185,241)   $  (281,185,241)       739,334,084    $    739,334,084
_________________________________________________________________________________________________________
=========================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 50% of the outstanding shares of the Fund. The Fund's principle underwriter may have an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                           INSTITUTIONAL CLASS
                              -----------------------------------------------------------------------------
                               SIX MONTHS
                                  ENDED                             YEAR ENDED MARCH 31,
                              SEPTEMBER 30,      ----------------------------------------------------------
                                  2004              2004         2003         2002        2001       2000
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period                    $     1.00        $     1.00   $     1.00   $     1.00   $   1.00   $   1.00
-----------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income             0.005              0.01         0.01         0.02       0.04       0.03
===========================================================================================================
Less distributions from net
  investment income                (0.005)            (0.01)       (0.01)       (0.02)     (0.04)     (0.03)
===========================================================================================================
Net asset value, end of
  period                       $     1.00        $     1.00   $     1.00   $     1.00   $   1.00   $   1.00
___________________________________________________________________________________________________________
===========================================================================================================
Total return(a)                      0.47%             0.84%        1.22%        2.17%      3.95%      3.32%
___________________________________________________________________________________________________________
===========================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)               $1,671,594        $1,953,769   $1,321,224   $1,239,058   $929,921   $964,396
___________________________________________________________________________________________________________
===========================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers                   0.22%(b)          0.22%        0.22%        0.22%      0.20%      0.20%
-----------------------------------------------------------------------------------------------------------
  Without fee waivers                0.27%(b)          0.27%        0.27%        0.28%      0.29%      0.29%
___________________________________________________________________________________________________________
===========================================================================================================
Ratio of net investment
  income to average net
  assets                             0.93%(b)          0.83%        1.20%        2.01%      3.84%      3.25%
___________________________________________________________________________________________________________
===========================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $1,882,352,508.

NOTE 9--LEGAL PROCEEDINGS

Terms used in this Legal Proceedings Note are defined terms solely for the purpose of this note.

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI will be paid by November 7, 2004.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the direction of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the New York Stock Exchange, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal and state securities laws;
(ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

                              TRUSTEES                                                       TAX-FREE
Bruce L. Crockett, Chair                                             Lewis F. Pennock        INVESTMENTS TRUST
Bob R. Baker                                                         Robert H. Graham        (TFIT)
Frank S. Bayley                                                       Gerald J. Lewis
James T. Bunch                                                     Prema Mathai-Davis                                  TAX-FREE
Albert R. Dowden                                                      Ruth H. Quigley                              CASH RESERVE
Edward K. Dunn, Jr.                                                    Louis S. Sklar                                 PORTFOLIO
Jack M. Fields                                                      Larry Soll, Ph.D.
Carl Frischling                                                    Mark H. Williamson                                  PERSONAL
                                                                                                                     INVESTMENT
                              OFFICERS                                                                                    CLASS
Robert H. Graham                                                            President
Mark H. Williamson                                           Executive Vice President                                     Semi-
Lisa O. Brinkley                     Senior Vice President & Chief Compliance Officer                                    Annual
Kevin M. Carome        Senior Vice President, Secretary & Chief Legal Officer Officer                                    Report
Sidney M. Dilgren                                          Vice President & Treasurer
Stuart W. Coco                                                         Vice President                        September 30, 2004
Karen Dunn Kelley                                                      Vice President
Edgar M. Larsen                                                        Vice President

                         INVESTMENT ADVISOR
                        A I M Advisors, Inc.
                    11 Greenway Plaza, Suite 100
                       Houston, TX 77046-1173

                             DISTRIBUTOR
                       Fund Management Company
                    11 Greenway Plaza, Suite 100
                       Houston, TX 77046-1173

                              CUSTODIAN
                        The Bank of New York
                           2 Hanson Place
                       Brooklyn, NY 11217-1431

                         COUNSEL TO THE FUND
               Ballard Spahr Andrews & Ingersoll, LLP
                   1735 Market Street, 51st Floor
                     Philadelphia, PA 19103-7599

                       COUNSEL TO THE TRUSTEES
                Kramer, Levin, Naftalis & Frankel LLP
                          919 Third Avenue
                       New York, NY 10022-3852

                           TRANSFER AGENT
                    AIM Investment Services, Inc.
                    11 Greenway Plaza, Suite 100
                       Houston, TX 77046-1173

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM
Web site, AIMinvestments.com. On the home page, scroll down and click on AIM
Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.


Information regarding how the fund voted proxies related to its portfolio securities during the 12 months ended 6/30/04 is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select your fund from the drop-down menu.

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


TFIT-SAR-6

LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           This is the semiannual report on the performance of the
ROBERT H.           Personal Investment Class of the Tax-Free Cash Reserve
GRAHAM]             Portfolio of Tax-Free Investments Trust, a money market fund investing in short-term municipal bonds of the highest
ROBERT H. GRAHAM    credit ratings. The report is for the six-month period ended
                    September 30, 2004.

                       Historically low interest rates resulted in low yields
                    for money market instruments.

                       The Federal Reserve (the Fed), which had left the federal
                    funds target rate at 1.00% since June 2003 (the lowest rate since 1958), increased the rate by 0.25% (or 25 basis points) three times during the six-month reporting period. With the latest increase on September 21, the rate stood at
1.75%. The federal funds rate is the interest rate at which depository institutions lend balances at the Fed to other depository institutions overnight. The federal funds rate does not mandate the rates offered on municipal bonds. However, the low-interest rate environment resulting from the federal funds rate, as well as the overall economic climate itself, affects all fixed-income investing.

   Indications of sustained economic growth characterized the bond market during the second quarter of 2004, according to The Bond Market Association's Research Quarterly. The report noted that considering interest rate volatility in 2004, bond markets in general have responded well to sustained economic growth. However, municipal bond issuance declined in the quarter amid rising rates and a flattening yield curve.

   Economic activity continued to expand throughout the reporting period, according to Beige Books published by the Fed. The nation's gross domestic product, generally considered the broadest measure of economic activity, grew at an annualized rate of 3.3% in the second quarter and 3.7% in the third quarter of 2004. According to the Department of Labor, 1.05 million jobs were created during the reporting period. However, a slowdown in job growth led to declining consumer confidence in August and September, according to The Conference Board. At the close of the fiscal year, the unemployment rate stood at 5.4%.

   The September Beige Book reported that the economy continued to improve in July and August, with 11 districts reporting increased activity levels during the summer. All but one district reported an increase in manufacturing activity. Labor markets remained slack across the nation, with few reports of occupational shortages, while retail sales improved modestly in July and August, according to the Beige Book report.

YOUR INVESTMENT PORTFOLIO

For the six-month period ended September 30, 2004, the seven-day SEC and monthly yields for the Tax-Free Cash Reserve Portfolio's Personal Investment Class were 0.72% and 0.60%, respectively. The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower. Through a combination of short-term cash management


========================================
PORTFOLIO COMPOSITION BY MATURITY
In days, as of 9/30/04

1-7                               75.5%

8-14                               2.6

15-60                              7.7

61-120                             6.7

121-180                            1.8

181-240                            0.7

241+                               5.0

The number of days to maturity of each
holding is determined in accordance with
the provisions of Rule 2a-7 under the
Investment Company Act of 1940.
========================================

[AIM INVESTMENTS LOGO APPEARS HERE]
     --Registered Trademark--

                                                                     (continued)

The views and opinions       vehicles and selective use of a longer maturity
expressed in this letter     schedule for higher yields, the portfolio
are those of A I M           continued to provide relatively attractive
Advisors, Inc. These         returns. The weighted average maturity (WAM)
views and opinions are       remained in the 25- to 42-day range; at the close
subject to change at any     of the reporting period, the WAM stood at 35 days.
time based on factors        The portfolio continued to maintain a relatively
such as market and           short maturity structure to take advantage of any
economic conditions.         sudden rise in market yields.
These views and opinions
may not be relied upon as       The portfolio continued to hold the highest
investment advice or         credit-quality ratings given by three widely known
recommendations, or as an    credit rating agencies: AAAm from Standard &
offer for a particular       Poor's, Aaa from Moody's and AAA from
security. Statements of      FitchRatings. Fund ratings are subject to change
fact are from sources        and are based on several factors including an
considered reliable, but     analysis of a portfolio's overall credit quality,
A I M Advisors, Inc.         market price exposure and management.
makes no representation
or warranty as to their         The Tax-Free Cash Reserve Portfolio seeks to
completeness or accuracy.    provide as high a level of tax-exempt income as is
Although historical          consistent with preservation of capital and
performance is no            maintenance of liquidity by investing in
guarantee of future          high-quality, short-term municipal obligations.
results, these insights      The portfolio invests solely in securities that,
may help you understand      at the time of investment, are "First Tier," as
our investment management    defined in Rule 2a-7 under the Investment Company
philosophy.                  Act of 1940.

THIS REPORT MUST BE          IN CONCLUSION
ACCOMPANIED OR PRECEDED
BY A CURRENTLY EFFECTIVE     Despite raising the federal funds rate for the
FUND PROSPECTUS, WHICH       third time since June 24, as the reporting period
CONTAINS MORE COMPLETE       closed, the Fed believed that monetary policy
INFORMATION, INCLUDING       remains accommodative. After the September rate
SALES CHARGES AND            increase, the Fed stated that it expects
EXPENSES. READ IT            underlying inflation to be relatively low, but
CAREFULLY BEFORE YOU         that it would "respond to changes in economic
INVEST.                      prospects as needed to maintain price stability."

PERFORMANCE QUOTED IS           We are pleased to send you this report on your
PAST PERFORMANCE AND         investment. AIM is committed to the primary goals
CANNOT GUARANTEE             of safety, liquidity and yield in institutional
COMPARABLE FUTURE            fund management. We are also dedicated to customer
RESULTS; CURRENT             service. Should you have comments or questions
PERFORMANCE MAY BE LOWER     about this report, please contact one of our
OR HIGHER. VISIT             representatives at 800-659-1005.
AIMINVESTMENTS.COM FOR
THE MOST RECENT MONTH-END    Sincerely,
PERFORMANCE.
                             /s/ ROBERT H. GRAHAM
AN INVESTMENT IN THE FUND    --------------------------------------
IS NOT INSURED OR            Robert H. Graham
GUARANTEED BY THE FEDERAL    Chairman, A I M Management Group Inc.
DEPOSIT INSURANCE
CORPORATION OR ANY OTHER     Beginning with fiscal periods ending after
GOVERNMENT AGENCY.           December 31, 2004, the fund files its complete
ALTHOUGH THE FUND SEEKS      schedule of portfolio holdings with the Securities
TO PRESERVE THE VALUE OF     and Exchange Commission ("SEC") for the first and
YOUR INVESTMENT AT $1.00     third quarters of each fiscal year on Form N-Q.
PER SHARE, IT IS POSSIBLE    The fund's Form N-Q filings are available on the
TO LOSE MONEY BY             SEC's website at http://www.sec.gov. Copies of the
INVESTING IN THE FUND.       fund's Forms N-Q may be reviewed and copied at the
                             SEC's Public Reference Room at 450 Fifth Street,
                             N.W., Washington, D.C. 20549-0102. You can obtain
                             information on the operation of the Public
                             Reference Room, including information about
                             duplicating fee charges, by calling 1-202-942-8090
                             or by electronic request at the following E-mail
                             address: publicinfo@sec.gov. The SEC file numbers
                             for the fund are 8112731 and 2-58286. The fund's
                             most recent portfolio holdings, as filed on Form
                             N-Q, are also available at www.aiminvestments.com.

INFORMATION ABOUT YOUR FUND'S EXPENSES

EXAMPLE

As a shareholder of the fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2004 - September 30, 2004.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

================================================================================

                                                                                HYPOTHETICAL
                                                ACTUAL                        (5% ANNUAL RETURN
                                                                              BEFORE EXPENSES)

                    BEGINNING          ENDING          EXPENSES           ENDING          EXPENSES
                  ACCOUNT VALUE     ACCOUNT VALUE     PAID DURING      ACCOUNT VALUE     PAID DURING
                   (04/01/04)       (09/30/04)(1)      PERIOD(2)        (09/30/04)        PERIOD(2)
PERSONAL
INVESTMENT
CLASS               $1,000.00         $1,001.90          $3.86           $1,021.21          $3.90

(1) The actual ending account value is based on the actual total return of the fund for the period April 1, 2004 to September 30, 2004 after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period April 1, 2004 to September 30, 2004 was 0.19% for Personal Investment Class shares.

(2) Expenses are equal to the Fund's annualized expense ratio (0.77% for Personal Investment Class shares) multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
================================================================================

SCHEDULE OF INVESTMENTS

September 30, 2004
(Unaudited)

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------

MUNICIPAL OBLIGATIONS-100.40%

ALABAMA-1.62%

Birmingham (City of) Public Parks &
  Recreation Board
  (Children's Zoo Project); VRD Series 2002
  RB
  (LOC-AmSouth Bank)
  1.84%, 05/01/07(b(c)                             --    VMIG-1    $ 2,925   $    2,925,000
-------------------------------------------------------------------------------------------
Birmingham (City of) Public Parks &
  Recreation Board
  (YMCA Project); Refunding VRD Series 1996
  RB
  (LOC-AmSouth Bank)
  1.84%, 06/01/16(b)(c)                            --    VMIG-1      1,990        1,990,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Birmingham
  Waterworks & Sewer Board);
  VRD Series 2002-6009 Class A COP
  (Acquired 11/05/02; Cost $4,100,000)
  1.75%, 01/01/43(c)(d)(e)                       A-1+        --      4,100        4,100,000
-------------------------------------------------------------------------------------------
  VRD Series 2003-0007 Class A COP
  (Acquired 04/16/03; Cost $7,370,000)
  1.75%, 01/01/43(c)(d)(e)                       A-1+        --      7,370        7,370,000
-------------------------------------------------------------------------------------------
Homewood (City of) Medical Clinic Board
  (Lakeshore Foundation Project); Lease
  Revenue VRD Series 2000 RB
  (LOC-AmSouth Bank)
  1.84%, 11/01/24(b)(c)                           A-1        --      6,046        6,046,000
-------------------------------------------------------------------------------------------
Mobile (City of); Port City Medical Clinic
  Board (Infirmary Health); VRD Series 1998 B
  RB
  1.71%, 02/01/25(c)(f)                           A-1    VMIG-1      5,000        5,000,000
-------------------------------------------------------------------------------------------
Montgomery (City of) Industrial Development
  Board
  (Industrial Partners Project); Refunding
  VRD Series 1989 IDR
  (LOC-SunTrust Bank)
  1.73%, 01/01/07(b)(c)                            --       Aa2        635          635,000
-------------------------------------------------------------------------------------------
Oxford (City of); Unlimited Tax VRD Series
  2003 GO Wts.
  (LOC-Branch Banking & Trust)
  1.73%, 07/01/15(b)(c)                            --    VMIG-1      5,180        5,180,000
-------------------------------------------------------------------------------------------
Ridge (City of) Improvement District; Special
  Assessment VRD Series 2000 RB (LOC-AmSouth
  Bank)
  1.73%, 10/01/25(b)(c)                            --    VMIG-1     13,335       13,335,000
-------------------------------------------------------------------------------------------
Tuscaloosa (City of) Educational Building
  Authority (Stillman College Project);
  Refunding Capital Improvement VRD Series
  2002 A RB (LOC-AmSouth Bank)
  1.84%, 10/01/23(b)(c)                            --    VMIG-1        500          500,000
===========================================================================================
                                                                                 47,081,000
===========================================================================================

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------

ALASKA-0.13%

Alaska (State of) Industrial Development &
  Export Authority
  (Safeway Inc. Projects); Refunding VRD
  Series 1991 IDR
  (LOC-Deutsche Bank A.G.)
  1.45%, 12/01/04(b)(g)(h)                        A-1        --    $ 1,895   $    1,895,000
-------------------------------------------------------------------------------------------
Alaska (State of) Industrial Development
  Authority
  (Alaska Hotel Properties Inc. Project); VRD
  Series 1986 IDR
  (LOC-Royal Bank of Scotland)
  (Acquired 12/17/02; Cost $800,000)
  1.70%, 06/01/06(b)(c)(d)                         --       Aa1        800          800,000
-------------------------------------------------------------------------------------------
Matanuska-Susitna (Borough of); Unlimited Tax
  Series 1998 A GO
  4.50%, 03/01/05(f)                              AAA       Aaa      1,000        1,012,718
===========================================================================================
                                                                                  3,707,718
===========================================================================================

ARIZONA-1.43%

Apache (County of) Industrial Development
  Authority
  (Tucson Electric Power Co.); Floating Rate
  Series 1982 A IDR
  (LOC-Credit Suisse First Boston)
  1.75%, 12/15/18(b)(c)                           A-1    VMIG-1      6,625        6,625,000
-------------------------------------------------------------------------------------------
Casa Grande (City of) Industrial Development
  Authority (Center Park Apartments Project);
  Refunding Multi-Family Housing VRD Series
  2001 A IDR (CEP-Federal National Mortgage
  Association)
  1.72%, 06/15/31(c)                               --    VMIG-1      2,010        2,010,000
-------------------------------------------------------------------------------------------
Casa Grande (City of) Industrial Development
  Authority (Quail Gardens Apartments);
  Refunding Multi-Family Housing VRD Series
  2001 A IDR (CEP-Federal National Mortgage
  Association)
  1.72%, 06/15/31(c)                               --    VMIG-1      1,550        1,550,000
-------------------------------------------------------------------------------------------
Phoenix (City of) Civic Improvement Corp.;
  Wastewater System Series 2003 BAN
  1.22%, 11/12/04                                A-1+       P-1     10,000       10,000,000
-------------------------------------------------------------------------------------------
  1.23%, 12/16/04                                A-1+       P-1      5,000        5,000,000
-------------------------------------------------------------------------------------------
  1.27%, 01/10/05                                A-1+       P-1      6,000        6,000,000
-------------------------------------------------------------------------------------------
Phoenix (City of) Industrial Development
  Authority
  (Lynwood Apartments Project); Refunding VRD
  Series 1994 IDR
  (CEP-Federal Home Loan Bank)
  1.75%, 10/01/25(c)                             A-1+        --      6,020        6,020,000
-------------------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Tucson Electric Power
  Co.-Irvington Road Project); VRD Series
  1982 IDR (LOC-Credit Suisse First Boston)
  1.68%, 10/01/22(b)(c)                           A-1    VMIG-1      2,000        2,000,000
-------------------------------------------------------------------------------------------
University of Arizona (University of Arizona
  Projects);
  VRD Series 2004 B COP
  1.64%, 06/01/31(c)(f)                          A-1+    VMIG-1      2,550        2,550,000
===========================================================================================
                                                                                 41,755,000
===========================================================================================

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------

ARKANSAS-0.09%

Pulaski (County of) Public Facilities Board
  (Health Facilities-Central Arkansas
  Radiation Therapy Inc. Project);
  Educational Facilities VRD Series 2001 RB
  (LOC-Bank of America N.A.)
  1.75%, 07/01/08(b)(c)(i)                         --        --    $ 2,500   $    2,500,000
===========================================================================================

CALIFORNIA-0.05%

San Diego (County of) (Friends of Chabad
  Lubavitch);
  VRD Series 2003 COP (LOC-Comerica Bank)
  1.78%, 01/01/23(b)(c)(i)                         --        --      1,500        1,500,000
===========================================================================================

COLORADO-2.39%

Colorado (State of) Educational & Cultural
  Facilities Authority (Denver Art Museum
  Project); VRD Series 2003 RB
  (LOC-Wells Fargo Bank N.A.)
  1.71%, 01/01/33(b)(c)                          A-1+        --      1,000        1,000,000
-------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Denver Seminary
  Project); VRD Series 2004 RB
  (LOC-Wells Fargo Bank N.A.)
  1.71%, 07/01/24(b)(c)                          A-1+        --      1,200        1,200,000
-------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (National Cable
  Television Center & Museum Project);
  VRD Series 1999 RB (LOC-Wells Fargo Bank
  N.A.)
  1.71%, 10/01/06(b)(c)                          A-1+        --      1,505        1,505,000
-------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority
  (Regis Jesuit High School Project); VRD
  Series 2003 RB
  (LOC-Wells Fargo Bank N.A.)
  1.71%, 12/01/33(b)(c)                          A-1+        --      5,015        5,015,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority
  (Arapahoe House Project); VRD Series 2004 A
  RB
  (LOC-Wells Fargo Bank N.A.)
  1.76%, 04/01/24(b)(c)                          A-1+        --      1,200        1,200,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority
  (Christian Living Project); Refunding VRD
  Series 2002 A RB
  (LOC-U.S. Bank N.A.)
  1.74%, 01/01/31(b)(c)                          A-1+        --      3,400        3,400,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority
  (Craig Hospital Project); Refunding VRD
  Series 2003 RB
  (LOC-Wells Fargo Bank N.A.)
  1.71%, 12/01/20(b)(c)                          A-1+        --      5,605        5,605,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority
  (Golden West Manor Inc. Project); VRD
  Series 2002 A RB
  (LOC-U.S. Bank N.A.)
  1.74%, 07/01/32(b)(c)                          A-1+        --      4,210        4,210,000
-------------------------------------------------------------------------------------------
Colorado Springs (City of) (Pikes Peak Mental
  Health);
  VRD Series 2003 RB (LOC-Wells Fargo Bank
  N.A.)
  1.71%, 03/15/23(b)(c)                          A-1+        --      3,570        3,570,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

Denver (City & County of) (Kentucky Circle
  Village Project); VRD Series 2000 RB
  (LOC-Mountain States Bank, U.S. Bank N.A.)
  1.74%, 10/01/29(b)(c)                          A-1+        --    $ 1,740   $    1,740,000
-------------------------------------------------------------------------------------------
Idaho Springs (City of); (Safeway Inc.
  Project);
  Refunding VRD Series 1993 IDR (LOC-Deutsche
  Bank A.G.)
  1.45%, 12/01/04(b)(g)(h)                       A-1+        --        940          940,000
-------------------------------------------------------------------------------------------
Jefferson (County of) School District No.
  R-001; Series 2004 A TAN
  3.00%, 06/30/05                               SP-1+     MIG-1     30,000       30,332,309
-------------------------------------------------------------------------------------------
Lafayette (City of) Exempla Improvement
  District
  (Special Improvement No. 2-01);
  Refunding Special Assessment VRD Series
  2002 RB
  (LOC-Wells Fargo Bank N.A.)
  1.72%, 12/01/22(b)(c)                          A-1+        --      1,000        1,000,000
-------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (City & County of
  Denver Water);
  VRD Series 2003 PT-1872 RB
  (Acquired 05/29/03; Cost $7,830,000)
  1.73%, 12/01/22(c)(d)(e)(i)                      --        --      7,830        7,830,000
-------------------------------------------------------------------------------------------
Regional Transportation (District of);
  Refunding Sales Tax Series 2003 A RB
  3.00%, 11/01/04(f)                              AAA       Aaa      1,000        1,001,613
===========================================================================================
                                                                                 69,548,922
===========================================================================================

CONNECTICUT-0.09%

Connecticut (State of) Development Authority
  (Central Vermont Public Service); Floating
  Rate Series 1985 PCR
  (LOC-Royal Bank of Scotland)
  1.35%, 12/01/15(b)(j)                          A-1+        --      1,400        1,400,000
-------------------------------------------------------------------------------------------
Connecticut (State of) Development Authority
  (Connecticut Water Co. Project); Refunding
  Water Facilities VRD Series 2004 B RB
  (LOC-Royal Bank of Scotland)
  1.70%, 09/01/28(b)(c)                          A-1+        --      1,125        1,125,000
===========================================================================================
                                                                                  2,525,000
===========================================================================================

DELAWARE-0.28%

Delaware (State of) Economic Development
  Authority
  (Independent School Inc. Project); VRD
  Series 2003 RB
  (LOC-Royal Bank of Scotland)
  1.69%, 07/01/33(b)(c)                          A-1+        --      8,250        8,250,000
===========================================================================================

DISTRICT OF COLUMBIA-0.89%

District of Columbia (Consortium Issue); VRD
  Series 1998 RB
  (LOC-Wachovia Bank N.A.)
  1.69%, 07/01/23(b)(c)                           A-1        --     15,755       15,755,000
-------------------------------------------------------------------------------------------
District of Columbia (National Children's
  Center Inc.);
  VRD Series 1993 RB (LOC-Bank of America
  N.A.)
  1.70%, 02/01/20(b)(c)                          A-1+        --      3,385        3,385,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA-(CONTINUED)

District of Columbia (Resources for the
  Future Inc.);
  VRD Series 1998 RB (LOC-Wachovia Bank N.A.)
  (Acquired 09/26/03; Cost $2,015,000)
  1.75%, 08/01/29(b)(c)(d)                        A-1        --    $ 2,015   $    2,015,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (District of Columbia
  Water & Sewer Authority); VRD Series 2003
  A12 RB
  (Acquired 02/24/03; Cost $4,655,000)
  1.74%, 10/01/17(c)(d)(e)                         --    VMIG-1      4,655        4,655,000
===========================================================================================
                                                                                 25,810,000
===========================================================================================

FLORIDA-3.88%

ABN AMRO Munitops Ctfs. Trust (County of
  Escambia);
  Refunding Florida Non-AMT VRD Series
  2002-24 Ctfs.
  (Acquired 10/24/02; Cost $5,000,000)
  1.73%, 10/01/10(c)(d)(e)                         --    VMIG-1      5,000        5,000,000
-------------------------------------------------------------------------------------------
Capital Projects Finance Authority (Capital
  Projects Loan Program); VRD Series 1997 A
  RB
  1.74%, 08/01/17(c)(f)                          A-1+        --      1,050        1,050,000
-------------------------------------------------------------------------------------------
Clay (County of) Housing Finance Authority
  (Bluff Housing); Refunding Multi-Family
  Housing VRD Series 2001 A RB
  (CEP-Federal Home Loan Mortgage Corp.)
  1.70%, 11/01/14(c)                             A-1+        --      1,150        1,150,000
-------------------------------------------------------------------------------------------
Collier (County of) Health Facilities
  Authority
  (Cleveland Clinic Health); VRD Hospital
  Series 2003 C-2 BAN
  (LOC-JPMorgan Chase Bank)
  1.55%, 11/22/04(c)                             A-1+    VMIG-1      3,500        3,500,000
-------------------------------------------------------------------------------------------
Collier (County of) Industrial Development
  Authority
  (Redlands Christian Migrant); VRD Series
  2001 RB
  (LOC-Bank of America N.A.)
  1.75%, 12/01/26(b)(c)(i)                         --        --      2,900        2,900,000
-------------------------------------------------------------------------------------------
Duval (County of) Housing Finance Authority
  (Sunbeam Road Apartments Project);
  Refunding Multi-Family Housing VRD Series
  1997 RB
  (LOC-Bank of America N.A.)
  1.70%, 07/01/25(b)(c)                          A-1+        --      1,000        1,000,000
-------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (Baptist Medical Center Project);
  VRD Hospital Series 2003 B RB
  (LOC-Bank of America N.A.)
  0.98%, 12/22/04(b)(g)(k)                       A-1+        --     19,000       19,000,000
-------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority
  (Samuel C. Taylor Foundation Project); VRD
  Series 1998 RB (LOC-Bank of America N.A.)
  (Acquired 02/20/01; Cost $2,800,000)
  1.75%, 12/01/23(b)(c)(d)(i)                      --        --      2,800        2,800,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Jacksonville (City of) Health Facilities
  Authority (University of Florida
  Jacksonville Physicians, Inc.); VRD Series
  2002 RB
  (LOC-Bank of America N.A.)
  1.73%, 06/01/22(b)(c)                            --    VMIG-1    $12,140   $   12,140,000
-------------------------------------------------------------------------------------------
Lakeland (City of) Electric & Water;
  Refunding Series 1992 RB
  5.63%, 10/01/04(l)                              NRR        --      2,000        2,000,000
-------------------------------------------------------------------------------------------
Marion (County of) Hospital District (Munroe
  Regional Health System); Health System
  Improvement VRD Series 2000 RB
  (LOC-AmSouth Bank)
  1.72%, 10/01/30(b)(c)                            --    VMIG-1     13,375       13,375,000
-------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (State of Florida
  Mid-Bay Bridge Authority); VRD Series 2002
  PT-1531 RB
  (Acquired 10/10/02; Cost $9,100,000)
  1.72%, 10/01/18(c)(d)(e)                       A-1+        --      9,100        9,100,000
-------------------------------------------------------------------------------------------
Miami-Dade (County of) Educational Facilities
  Authority
  (Carlos Albizu University Project); VRD
  Series 2000 RB
  (LOC-Bank of America N.A.)
  1.75%, 12/01/25(b)(c)(i)                         --        --      9,400        9,400,000
-------------------------------------------------------------------------------------------
Miami-Dade (County of) Industrial Development
  Authority
  (Palmer Trinity Private School Project);
  VRD Series 1999 IDR
  (LOC-Bank of America N.A.)
  1.75%, 12/01/19(b)(c)(i)                         --        --      3,300        3,300,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (State of Florida Department of
  Environmental Protection); Floating Rate
  Trust Ctfs. VRD Series 2002-722 RB
  (Acquired 11/13/02; Cost $9,850,000)
  1.73%, 07/01/22(c)(d)(e)                        A-1        --      9,850        9,850,000
-------------------------------------------------------------------------------------------
North Miami (City of) Educational Facilities
  (Miami Country Day School Project); VRD
  Series 1999 RB
  (LOC-Bank of America N.A.)
  1.75%, 08/01/19(b)(c)(i)                         --        --      1,550        1,550,000
-------------------------------------------------------------------------------------------
Orange (County of) Health Facilities
  Authority
  (Adventist Health System); VRD Series 1992
  RB
  (LOC-SunTrust Bank)
  1.70%, 11/15/14(b)(c)                          A-1+    VMIG-1      1,155        1,155,000
-------------------------------------------------------------------------------------------
Orange (County of) Health Facilities
  Authority (Presbyterian Retirement
  Communities Project); VRD Series 1998 RB
  (LOC-Bank of America N.A.)
  (Acquired 01/29/02-09/01/04; Cost
  $5,129,000)
  1.75%, 11/01/28(b)(c)(d)(i)                      --        --      5,129        5,129,000
-------------------------------------------------------------------------------------------
Palm Beach (County of) Educational Facilities
  Authority (Atlantic College Project);
  Educational Facilities VRD Series 2001 RB
  (LOC-Bank of America N.A.)
  1.75%, 12/01/31(b)(c)(i)                         --        --      2,800        2,800,000
-------------------------------------------------------------------------------------------
Pasco (County of); Refunding Water & Sewer
  Series 2002 RB
  5.00%, 10/01/04(f)                              AAA       Aaa      1,000        1,000,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Tampa (City of) (Agency for Community
  Treatment DACCO Project); VRD Series 2001
  RB (LOC-Bank of America N.A.)
  1.75%, 07/01/22(b)(c)(i)                         --        --    $ 5,080   $    5,080,000
-------------------------------------------------------------------------------------------
University of North Florida Foundation, Inc.
  (Parking System);
  VRD Series 1998 RB (LOC-Wachovia Bank N.A.)
  1.73%, 05/01/28(b)(c)                           A-1        --        800          800,000
===========================================================================================
                                                                                113,079,000
===========================================================================================

GEORGIA-5.07%

Athens-Clarke (County of) Unified Government
  Development Authority (University of
  Georgia Athletic Association Project);
  VRD Series 2003 RB (LOC-Bank of America
  N.A.)
  1.76%, 08/01/33(b)(i)(m)                         --        --      3,500        3,500,000
-------------------------------------------------------------------------------------------
Clayton (County of) Development Authority
  (Delta Airlines Project); Special
  Facilities VRD Series 2000 A RB
  (CEP-General Electric Capital Corp.)
  1.71%, 06/01/29(c)                             A-1+    VMIG-1      7,500        7,500,000
-------------------------------------------------------------------------------------------
Cobb (County of) Housing Authority (Tamarron
  Apartments Project); Refunding Multi-Family
  Housing VRD Series 2003 RB
  (CEP-Federal Home Loan Mortgage Corp.)
  1.70%, 03/01/24(c)                             A-1+        --      5,050        5,050,000
-------------------------------------------------------------------------------------------
Cobb (County of) School District; Limited Tax
  Series 2004 GO
  1.75%, 12/31/04                                  --     MIG-1     20,000       20,038,500
-------------------------------------------------------------------------------------------
DeKalb (County of) Hospital Authority
  (DeKalb Medical Center Inc. Project); VRD
  Series 2000 B RB
  (LOC-Wachovia Bank N.A.)
  1.69%, 10/01/25(b)(c)                            --    VMIG-1     10,925       10,925,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Georgia);
  VRD Series 2000-1001 C COP (Acquired
  07/26/00; Cost $20,000,000)
  1.75%, 07/01/15(c)(d)(e)                       A-1+        --     20,000       20,000,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (City of Dalton); Utilities VRD
  Series 2003 A02 RB
  (Acquired 08/25/04; Cost $4,895,000)
  1.74%, 01/01/12(c)(d)(e)                         --    VMIG-1      4,895        4,895,000
-------------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Bridgeway Foundation for Education
  Project); Educational Facilities VRD Series
  2000 RB
  (LOC-Wachovia Bank N.A.)
  1.74%, 06/01/15(b)(c)                           A-1        --      1,400        1,400,000
-------------------------------------------------------------------------------------------
Fulton (County of) Hospital Authority
  (Northside Hospital Inc.);
  VRD Series 2003 A RAN (LOC-Wachovia Bank
  N.A.)
  1.69%, 10/01/18(b)(c)                            --    VMIG-1     28,860       28,860,000
-------------------------------------------------------------------------------------------
Georgia (State of); Unlimited Tax Series 1999
  D GO
  5.80%, 11/01/04                                 AAA       Aaa      1,400        1,405,461
-------------------------------------------------------------------------------------------
Gwinnett (County of) School District; Limited
  Construction Sales Tax Notes Series 2004 GO
  1.75%, 12/30/04                                  --     MIG-1     15,000       15,025,977
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

Houston (County of) Hospital Authority; VRD
  Series 2002 RB
  (LOC-Wachovia Bank N.A.)
  1.69%, 10/01/14(b)(c)                           A-1        --    $ 9,230   $    9,230,000
-------------------------------------------------------------------------------------------
Private Colleges & Universities Authority
  (Mercer University Project); VRD Series
  2003 RB (LOC-Branch Banking & Trust)
  1.82%, 10/01/32(b)(c)                            --    VMIG-1      7,260        7,260,000
-------------------------------------------------------------------------------------------
Roswell (City of) Housing Authority (Rosemont
  Apartments Project); Refunding Multi-Family
  Housing VRD Series 2003 RB
  (CEP-Federal Home Loan Mortgage Corp.)
  1.70%, 01/01/34(c)                             A-1+        --     10,555       10,555,000
-------------------------------------------------------------------------------------------
Smyrna (City of) Hospital Authority
  (Ridgeview Institute Inc. Project); VRD
  Series 2002 RB (LOC-Wachovia Bank N.A.)
  1.74%, 11/01/27(b)(c)                            --    VMIG-1      2,210        2,210,000
===========================================================================================
                                                                                147,854,938
===========================================================================================

HAWAII-0.37%

Eagle Tax Exempt Trust (State of Hawaii); VRD
  Series 2000-1101 COP (Acquired 01/11/01;
  Cost $6,000,000)
  1.75%, 12/01/16(c)(d)(e)                       A-1+        --      6,000        6,000,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (State of Hawaii);
  Unlimited Tax VRD Series 2003 A16 GO
  (Acquired 02/27/03; Cost $3,885,000)
  1.74%, 07/01/18(c)(d)(e)                         --    VMIG-1      3,885        3,885,000
-------------------------------------------------------------------------------------------
Hawaii (State of); Refunding Unlimited Tax
  Series 1997 CO GO
  6.00%, 03/01/05(f)                              AAA       Aaa      1,000        1,020,421
===========================================================================================
                                                                                 10,905,421
===========================================================================================

IDAHO-0.47%

Custer (County of) Pollution Control (Amoco
  Oil Co.-Standard Oil Industry Project); VRD
  Series 1983 RB
  0.90%, 04/01/05(g)(h)                          A-1+       Aa1     10,000       10,000,000
-------------------------------------------------------------------------------------------
Magic Valley Healthcare System Inc.
  (Magic Valley Regional Medical Center
  Project);
  VRD Series 2001 RB (LOC-Wells Fargo Bank
  N.A.)
  1.71%, 12/01/21(b)(c)                            --    VMIG-1      3,640        3,640,000
===========================================================================================
                                                                                 13,640,000
===========================================================================================

ILLINOIS-14.26%

ABN AMRO Munitops Ctfs. Trust (City of
  Chicago); Refunding
  Multi-State Non-AMT VRD Limited Tax Series
  2001-34 Ctfs. (Acquired 11/15/01; Cost
  $10,000,000)
  1.75%, 07/01/07(c)(d)(e)                         --    VMIG-1     10,000       10,000,000
-------------------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois Sales Tax); VRD Series
  1998-25 Class A RB
  (Acquired 08/26/99; Cost $10,000,000)
  1.75%, 03/15/07(c)(d)(e)                        A-1       Aa2     10,000       10,000,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois);
  VRD Series 2002-190 Class A RB
  (Acquired 05/06/02; Cost $10,130,000)
  1.75%, 06/05/14(c)(d)(e)                        A-1        --    $10,130   $   10,130,000
-------------------------------------------------------------------------------------------
Chicago (City of); VRD Limited Tax Obligation
  Tender Series 2004 GO (LOC-State Street
  Bank & Trust Co.)
  1.05%, 01/13/05(b)(g)(k)                      SP-1+     MIG-1      4,000        4,000,000
-------------------------------------------------------------------------------------------
Chicago (City of); VRD Unlimited Tax Series
  2002 B GO
  1.70%, 01/01/37(c)(f)                          A-1+    VMIG-1      8,400        8,400,000
-------------------------------------------------------------------------------------------
Crestwood (City of) (Trinity Christian
  College);
  VRD Series 2003 RB (LOC-Fifth Third Bank)
  1.51%, 09/01/28(b)(c)                          A-1+        --      3,775        3,775,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago Water
  & Sewer); VRD Series 2001-1308 COP
  (Acquired 12/12/01; Cost $8,655,000)
  1.75%, 11/01/26(c)(d)(e)                       A-1+        --      8,655        8,655,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago); VRD
  Series 2001-1305 COP (Acquired 04/02/01;
  Cost $4,950,000)
  1.84%, 01/01/35(c)(d)(e)                       A-1+        --      4,950        4,950,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (County of Cook
  Regional Transportation Authority); VRD
  Series 2000-1303 COP
  (Acquired 03/26/01; Cost $19,000,000)
  1.75%, 07/01/23(c)(d)(e)                       A-1+        --     19,000       19,000,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Illinois);
  VRD Unlimited Tax Series 2003-0023 Class A
  COP
  (Acquired 06/12/03; Cost $3,775,000)
  1.75%, 06/01/15(c)(d)(e)                       A-1+        --      3,775        3,775,000
-------------------------------------------------------------------------------------------
  VRD Series 2000-1304 COP (Acquired
  06/27/00; Cost $7,340,000)
  1.75%, 06/01/21(c)(d)(e)                       A-1+        --      7,340        7,340,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Chicago Park
  District);
  VRD Unlimited Tax Series 2002-1306 Class A
  COP
  (Acquired 05/02/02; Cost $5,500,000)
  1.75%, 01/01/29(c)(d)(e)                       A-1+        --      5,500        5,500,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago
  Public Building Commission); VRD Series
  2003-0015 Class A COP (Acquired 05/14/03;
  Cost $2,800,000)
  1.75%, 12/01/14(c)(d)(e)                       A-1+        --      2,800        2,800,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (Central Lake County
  Joint Action Water Agency); VRD Series 2003
  B18 RB
  (Acquired 02/19/03; Cost $3,155,000)
  1.74%, 05/01/20(c)(d)(e)                         --    VMIG-1      3,155        3,155,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (City of Chicago Board of
  Education);
  VRD Unlimited Tax Series 2000 A4 GO
  (Acquired 11/12/03; Cost $4,845,000)
  1.30%, 11/10/04(d)(e)(g)(k)(n)                   --    VMIG-1      4,845        4,845,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

First Union MERLOTs (City of Chicago); VRD
  Limited Tax Series 2000 A12 GO (Acquired
  10/13/00; Cost $10,000,000)
  1.74%, 01/01/23(c)(d)(e)                         --    VMIG-1    $10,000   $   10,000,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (City of Chicago
  Emergency Telephone System); VRD Limited
  Tax Series 2002 A44 GO
  (Acquired 08/02/02; Cost $7,855,000)
  1.74%, 01/01/20(c)(d)(e)                         --    VMIG-1      7,855        7,855,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (Cook County Regional
  Transportation Authority);
  VRD Unlimited Tax Series 2001 A93 GO
  (Acquired 10/10/01; Cost $3,670,000)
  1.74%, 07/01/27(c)(d)(e)                         --    VMIG-1      3,670        3,670,000
-------------------------------------------------------------------------------------------
  VRD Unlimited Tax Series 2002 A41 GO
  (Acquired 07/25/02; Cost $17,825,000)
  1.74%, 06/01/17(c)(d)(e)                         --    VMIG-1     17,825       17,825,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (Cook County); VRD
  Unlimited Tax Series 2003 B11 GO (Acquired
  01/29/03; Cost $7,000,000)
  1.74%, 11/15/25(c)(d)(e)                         --    VMIG-1      7,000        7,000,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (State of Illinois); VRD
  Unlimited Tax Series 2001 A124 GO (Acquired
  11/26/01; Cost $7,915,000)
  1.74%, 11/01/26(c)(d)(e)                        A-1        --      7,915        7,915,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (University of Illinois);
  VRD Series 2000 S GO (Acquired 03/20/00;
  Cost $7,400,000)
  1.74%, 04/01/30(c)(d)(e)                         --    VMIG-1      7,400        7,400,000
-------------------------------------------------------------------------------------------
Glendale Heights (City of) (Glendale Lakes
  Project);
  Refunding Multi-Family Housing VRD Series
  2000 RB
  (CEP-Federal Home Loan Mortgage Corp.)
  1.69%, 03/01/30(c)                             A-1+        --     14,845       14,845,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (American College of Surgeons); VRD Series
  1996 RB
  (LOC-Northern Trust Co.)
  1.60%, 08/01/26(b)(c)                          A-1+        --      7,298        7,298,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (BAPS Inc. Project); VRD Series
  2002 RB (LOC-Comerica Bank)
  1.70%, 06/01/17(b)(c)                           A-1        --      9,000        9,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (British Home for Retired Men & Women);
  VRD Series 2001 RB (LOC-ABN AMRO Bank N.V.)
  1.71%, 11/01/27(b)(c)                           A-1        --      9,120        9,120,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (Chicago Shakespeare Theater Project); VRD
  Series 1999 RB
  (LOC-ABN AMRO Bank N.V.) (Acquired
  09/24/03; Cost $4,100,000)
  1.71%, 01/01/19(b)(c)(d)                        A-1        --      4,100        4,100,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority (Embers Elementary School
  Project); Educational Facilities VRD Series
  2002 RB (LOC-ABN AMRO Bank N.V.)
  (Acquired 11/04/03; Cost $2,250,000)
  1.72%, 04/01/32(b)(c)(d)                        A-1        --    $ 2,250   $    2,250,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (Evanston Northwestern); VRD Series 2001 C
  RB
  1.70%, 05/01/31(c)                             A-1+    VMIG-1     10,000       10,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (Glenwood School for Boys); VRD Series 1998
  RB
  (LOC-Bank of Montreal)
  1.70%, 02/01/33(b)(c)                          A-1+        --      2,100        2,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (Institute of Gas Technology Project); VRD
  Series 1999 IDR
  (LOC-Bank of Montreal)
  1.80%, 09/01/24(b)(c)                          A-1+        --      2,000        2,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (Lyric Opera of Chicago Project); VRD
  Series 1994 RB
  (LOC-Northern Trust Co., Bank of Montreal,
  JPMorgan Chase Bank)
  1.70%, 12/01/28(b)(c)                          A-1+    VMIG-1     30,000       30,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (Mount Carmel High School Project); VRD
  Series 2003 RB
  (LOC-JPMorgan Chase Bank)
  1.70%, 07/01/33(b)(c)                            --    VMIG-1      5,600        5,600,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (Museum of Contemporary Art Project); VRD
  Series 1994 RB
  (LOC-JPMorgan Chase Bank, Northern Trust
  Co.)
  1.70%, 02/01/29(b)(c)                           A-1    VMIG-1     14,950       14,950,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (North Shore Country Day School); VRD
  Series 2003 RB
  (LOC-Northern Trust Co.)
  1.70%, 07/01/33(b)(c)                            --    VMIG-1      2,825        2,825,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (Oak Park Residence Corp. Project); VRD
  Series 2001 RB
  (LOC-ABN AMRO Bank N.V.) (Acquired
  01/29/03; Cost $2,975,000)
  1.71%, 07/01/41(b)(c)(d)                        A-1        --      2,975        2,975,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (Sacred Heart Schools Project); VRD Series
  2003 RB
  (LOC-Fifth Third Bank)
  1.70%, 07/01/33(b)(c)                            --    VMIG-1      4,600        4,600,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (West Central Illinois
  Educational Project); VRD Series 2002 RB
  (LOC-JPMorgan Chase Bank)
  1.70%, 09/01/32(b)(c)                            --    VMIG-1      4,800        4,800,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority
  (World Communications Inc.); VRD Series
  2000 RB
  (LOC-ABN AMRO Bank N.V.)
  1.70%, 08/01/15(b)(c)                            --    VMIG-1    $ 1,000   $    1,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Aurora University); VRD Series
  2002 RB (LOC-Fifth Third Bank)
  1.75%, 03/01/32(b)(c)                            --    VMIG-1      3,300        3,300,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority
  (Chicago Children's Museum); VRD Series
  1994 RB
  (LOC-JPMorgan Chase Bank)
  1.70%, 02/01/28(b)(c)                           A-1    VMIG-1      2,900        2,900,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (DePaul University); VRD Series
  1992 CP-1 RB (LOC-Northern Trust Co.)
  1.70%, 04/01/26(b)(c)                          A-1+    VMIG-1      1,800        1,800,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority
  (National Louis University); VRD Series
  1999 B RB
  (LOC-JPMorgan Chase Bank)
  1.70%, 06/01/29(b)(c)                          A-1+        --      2,300        2,300,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority
  (University Pooled Financing Program); VRD
  Series 1985 RB
  1.70%, 12/01/05(c)(f)                           A-1    VMIG-1      1,050        1,050,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Alexian Brothers Health);
  VRD Series 2004 RB (LOC-JPMorgan Chase
  Bank)
  1.67%, 04/01/35(b)(c)                          A-1+    VMIG-1      1,000        1,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Jewish
  Charities);
  VRD Series 2004 A RN (LOC-Bank of Montreal)
  1.70%, 06/30/05(b)(c)                          A-1+        --      7,630        7,630,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Kohl
  Children's Museum);
  VRD Series 2004 RB (LOC-Fifth Third Bank)
  1.70%, 07/01/34(b)(c)                            --    VMIG-1      2,680        2,680,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Northwestern University);
  VRD Sub-Series 2004 A RB
  1.69%, 12/01/34(c)                             A-1+    VMIG-1      8,000        8,000,000
-------------------------------------------------------------------------------------------
  VRD Sub-Series 2004 B RB
  1.70%, 12/01/34(c)                             A-1+    VMIG-1      6,000        6,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority
  (Bensenville Home Society); VRD Series 1989
  A RB
  (LOC-JPMorgan Chase Bank)
  1.71%, 02/15/19(b)(c)                           A-1        --      1,150        1,150,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Blessing Hospital);
  VRD Series 1999 B RB
  1.74%, 11/15/29(c)(f)                           A-1    VMIG-1      4,710        4,710,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Cradle Society Project); VRD
  Series 1998 RB (LOC-JPMorgan Chase Bank)
  1.70%, 04/01/33(b)(c)                          A-1+        --      1,600        1,600,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Health Facilities
  Authority (Edward Hospital Obligated
  Group); VRD Series 2001 C RB
  1.71%, 02/01/34(c)(f)                           A-1    VMIG-1    $ 2,050   $    2,050,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Franciscan Eldercare Project);
  Refunding VRD Series 1996 E RB
  (LOC-ABN AMRO Bank N.V.)
  1.67%, 05/15/27(b)(c)                           A-1        --      5,660        5,660,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority
  (Northwestern Memorial Hospital); VRD
  Series 1995 RB
  1.70%, 08/15/25(c)                             A-1+    VMIG-1      1,000        1,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority
  (Peace Memorial Ministries); VRD Series
  2003 B RB
  (LOC-ABN AMRO Bank N.V.)
  1.69%, 08/15/33(b)(c)                           A-1        --      9,845        9,845,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Resurrection Health); VRD Series
  1999 B RB
  1.71%, 05/15/29(c)(f)                           A-1    VMIG-1      2,210        2,210,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority
  (St. Luke's Medical Center); VRD Series
  1998 B RB
  1.71%, 11/15/23(c)(f)                          A-1+    VMIG-1      1,000        1,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority;
  Revolving Fund Pooled VRD Series 1985 C RB
  (LOC-JPMorgan Chase Bank)
  1.70%, 08/01/15(b)(c)                          A-1+    VMIG-1      8,100        8,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Toll Highway Authority;
  Refunding Toll Highway VRD Series 1998 B RB
  1.75%, 01/01/16(c)(f)                           AAA    VMIG-1     15,900       15,900,000
-------------------------------------------------------------------------------------------
  1.75%, 01/01/17(c)(f)                           AAA    VMIG-1      4,600        4,600,000
-------------------------------------------------------------------------------------------
Lombard (City of) (Clover Creek Apartments
  Project);
  VRD Multi-Family Housing Series 2000 RB
  (CEP-Federal National Mortgage Association)
  1.72%, 12/15/30(c)                             A-1+        --     14,855       14,855,000
-------------------------------------------------------------------------------------------
McCook (City of) (Illinois Saint Andrew
  Society);
  VRD Series 1996 A RB (LOC-Northern Trust
  Co.)
  1.72%, 12/01/21(b)(c)                          A-1+        --      5,000        5,000,000
-------------------------------------------------------------------------------------------
Oak Forest (City of) (Homewood Pool-South
  Suburban Mayors & Managers Association
  Program); VRD Series 1989 RB
  (LOC-Fifth Third Bank)
  1.51%, 07/01/24(b)(c)                            --    VMIG-1      4,500        4,500,000
-------------------------------------------------------------------------------------------
Orland Hills (City of); Multi-Family Housing
  VRD Series 1995 A RB
  (LOC-ABN AMRO Bank N.V.)
  1.70%, 12/01/04(b)(c)                           A-1        --      1,470        1,470,000
===========================================================================================
                                                                                415,763,000
===========================================================================================

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------

INDIANA-3.08%

ABN AMRO Munitops Ctfs. Trust (Township of
  Wayne, County of Marion School Building
  Corp.); Multi-State Non-AMT VRD Series
  2003-27 RB (Acquired 11/12/03; Cost
  $13,795,000)
  1.76%, 07/15/11(c)(d)(e)                         --    VMIG-1    $13,795   $   13,795,000
-------------------------------------------------------------------------------------------
Brownsburg (City of) Independent School
  Building Corp. No. 2;
  First Mortgage Series 1995 RB
  5.95%, 02/01/05(g)(l)                           AAA       Aaa      1,700        1,761,041
-------------------------------------------------------------------------------------------
First Union MERLOTs (County of Porter Jail
  Building Corp.);
  VRD Series 2001 A58 RB (Acquired 11/12/03;
  Cost $9,415,000)
  1.30%, 11/10/04(d)(e)(g)(k)(n)                   --    VMIG-1      9,415        9,415,000
-------------------------------------------------------------------------------------------
Indiana (State of) Bond Bank (Advanced
  Program Notes); Series 2004 A RN
  2.00%, 01/25/05                               SP-1+     MIG-1     18,500       18,551,692
-------------------------------------------------------------------------------------------
Indiana (State of) Bond Bank (Pike Township
  Metropolitan School District); Series 1995
  A RB
  5.80%, 02/01/05(g)(l)                           AAA       Aaa      2,750        2,821,138
-------------------------------------------------------------------------------------------
Indiana (State of) Development Finance
  Authority (Indiana Museum of Art);
  Educational Facilities VRD Series 2004 RB
  (LOC-JPMorgan Chase Bank)
  1.70%, 02/01/39(b)(c)                            --    VMIG-1      3,000        3,000,000
-------------------------------------------------------------------------------------------
Indiana (State of) Educational Facilities
  Authority
  (Wabash College Project); Educational
  Facilities VRD Series 2003 RB (LOC-JPMorgan
  Chase Bank)
  1.70%, 12/01/23(b)(c)                            --    VMIG-1      5,000        5,000,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority
  (Community Hospitals Project); VRD Series
  2000 A RB
  (LOC-Bank of America N.A.)
  1.70%, 07/01/28(b)(c)                          A-1+        --      9,815        9,815,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Community Mental
  Health & Rehabilitation); VRD Series 1990
  RB
  (LOC-ABN AMRO Bank N.V.)
  1.72%, 11/01/20(b)(c)                           A-1        --      2,040        2,040,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority
  (Deaconess Hospital); VRD Series 2004 B RB
  (LOC-Fifth Third Bank)
  1.51%, 01/01/29(b)(c)                          A-1+        --      2,000        2,000,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority
  (Fayette Memorial Hospital Association);
  VRD Series 2002 A RB
  (LOC-U.S. Bank N.A.)
  1.77%, 10/01/32(b)(m)                          A-1+        --      3,100        3,100,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority
  (Golden Years Homestead); VRD Series 2002 A
  RB
  (LOC-Wells Fargo Bank N.A.)
  1.71%, 06/01/25(b)(c)                          A-1+        --      6,500        6,500,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

Indiana (State of) Health Facilities
  Financing Authority
  (Margaret Mary Community Hospital); VRD
  Series 2004 A RB
  (LOC-Fifth Third Bank)
  1.77%, 12/01/29(b)(m)                          A-1+        --    $ 5,000   $    5,000,000
-------------------------------------------------------------------------------------------
Kokomo (City of) Hospital Authority (St.
  Joseph's Hospital Center); Refunding
  Hospital Series 1993 RB
  6.35%, 08/15/05(g)(l)                           AAA       Aaa      3,000        3,118,888
-------------------------------------------------------------------------------------------
Monroe (County of) Hospital Authority;
  Refunding VRD Hospital Series 1999 RB
  1.69%, 05/01/11(c)(f)                            --    VMIG-1      3,900        3,900,000
===========================================================================================
                                                                                 89,817,759
===========================================================================================

IOWA-1.78%

Iowa (State of) Finance Authority Retirement
  Community
  (Deerfield Retirement Community); VRD
  Series 2003 A RB
  (LOC-ABN AMRO Bank N.V.)
  1.69%, 12/01/33(b)(c)                           A-1        --     15,000       15,000,000
-------------------------------------------------------------------------------------------
Iowa (State of) Higher Education Loan
  Authority
  (Graceland Private College); VRD Series
  2003 RB
  (LOC-Bank of America N.A.)
  1.75%, 02/01/33(b)(c)                            --    VMIG-1      2,000        2,000,000
-------------------------------------------------------------------------------------------
Iowa (State of) School Corps.; School Cash
  Anticipation Program Series 2004 A Wts.
  Ctfs.
  3.00%, 06/30/05(f)                               --     MIG-1     10,000       10,103,360
-------------------------------------------------------------------------------------------
  Series 2004 B Wts. Ctfs.
  2.00%, 01/28/05(f)                               --     MIG-1     18,000       18,045,776
-------------------------------------------------------------------------------------------
Iowa City (City of) (ACT, Inc.); VRD Series
  2001 RB
  1.87%, 04/01/32(m)                             A-1+        --      6,815        6,815,000
===========================================================================================
                                                                                 51,964,136
===========================================================================================

KANSAS-1.14%

Eagle Tax Exempt Trust (County of Wyandotte
  Unified Government Utility System); VRD
  Series 2004-0038 Class A COP (Acquired
  09/08/04; Cost $5,000,000)
  1.75%, 09/01/21(c)(d)(e)                       A-1+        --      5,000        5,000,000
-------------------------------------------------------------------------------------------
Leawood (City of); Unlimited Tax Temporary
  Notes Series 2004-2 GO
  3.00%, 10/01/05                                  --     MIG-1     14,000       14,182,401
-------------------------------------------------------------------------------------------
Lenexa (City of) Health Care Facilities
  (Lakeview Village Inc.);
  VRD Series 2002 B RB (LOC-ABN AMRO Bank
  N.V.)
  1.72%, 05/15/32(b)(c)                           A-1        --      7,500        7,500,000
-------------------------------------------------------------------------------------------
Olathe (City of) Recreational Facilities
  (YMCA of Greater Kansas City Project); VRD
  Series 2002 B RB (LOC-Bank of America N.A.)
  1.75%, 11/01/18(b)(c)                            --    VMIG-1      3,100        3,100,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
KANSAS-(CONTINUED)

Wichita (City of) Recreational Facilities
  (YMCA of Wichita Project); VRD Series 1998
  XI RB (LOC-Bank of America N.A.)
  (Acquired 02/15/01; Cost $3,500,000)
  1.75%, 08/01/09(b)(c)(d)                       A-1+        --    $ 3,500   $    3,500,000
===========================================================================================
                                                                                 33,282,401
===========================================================================================

KENTUCKY-1.47%

Kentucky (State of) Asset/Liability
  Commission;
  General Funding Series 2004 A TRAN
  3.00%, 06/29/05                               SP-1+     MIG-1     15,000       15,159,010
-------------------------------------------------------------------------------------------
Kentucky (State of) Area Developing Districts
  Financing Trust
  (Weekly Acquisition-Ewing); Lease Program
  VRD Series 2000 RB (LOC-Wachovia Bank N.A.)
  1.79%, 06/01/33(b)(c)                           A-1        --      5,910        5,910,000
-------------------------------------------------------------------------------------------
Newport (City of) Kentucky League of Cities
  Funding Trust; Lease Program VRD Series
  2002 RB (LOC-U.S. Bank N.A.)
  1.53%, 04/01/32(b)(c)                            --    VMIG-1     20,000       20,000,000
-------------------------------------------------------------------------------------------
Williamsburg (City of) Educational Building
  (Cumberland Project); Refunding &
  Improvement VRD Series 2002 RB
  (LOC-Fifth Third Bank)
  1.51%, 09/01/32(b)(c)                          A-1+        --      1,790        1,790,000
===========================================================================================
                                                                                 42,859,010
===========================================================================================

LOUISIANA-0.95%

Eagle Tax Exempt Trust (City of New Orleans);
  VRD Series 2000-1801 COP (Acquired
  10/10/00; Cost $6,000,000)
  1.75%, 12/01/21(c)(d)(e)                       A-1+        --      6,000        6,000,000
-------------------------------------------------------------------------------------------
Louisiana (State of) Offshore Terminal
  Authority (Loop LLC Project); Refunding
  Deepwater Port Series 1999 RB
  (LOC-JPMorgan Chase Bank)
  1.69%, 10/01/19(b)(c)                          A-1+    VMIG-1     16,400       16,400,000
-------------------------------------------------------------------------------------------
Louisiana (State of) Public Facilities
  Authority (Glen Retirement System Project);
  VRD Series 2001 RB (LOC-AmSouth Bank)
  (Acquired 08/15/01; Cost $3,380,000)
  1.84%, 08/01/16(b)(c)(d)                         --    VMIG-1      3,380        3,380,000
-------------------------------------------------------------------------------------------
Louisiana (State of); Unlimited Tax Series
  1998 B GO
  5.50%, 04/15/05(f)                              AAA       Aaa      1,775        1,815,232
===========================================================================================
                                                                                 27,595,232
===========================================================================================

MAINE-0.29%

Maine (State of) Housing Authority; Mortgage
  Purchase VRD Series 2003 E-1 RB
  1.73%, 11/15/30(c)(f)                          A-1+    VMIG-1      8,585        8,585,000
===========================================================================================

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------

MARYLAND-0.96%

Anne Arundel (County of); Unlimited Tax
  Series 2002 GO
  4.25%, 03/01/05                                 AA+       Aa1    $ 1,740   $    1,762,823
-------------------------------------------------------------------------------------------
Frederick (County of) Retirement Community
  (Buckingham's Choice Inc. Project); VRD
  Series 1997 C RB
  (LOC-Branch Banking & Trust)
  1.75%, 01/01/27(b)(c)                           A-1        --      6,000        6,000,000
-------------------------------------------------------------------------------------------
Hyattsville (City of) (Safeway Inc.
  Projects); Refunding VRD Series 1991 IDR
  (LOC-Deutsche Bank A.G.)
  1.45%, 12/01/04(b)(g)(h)                        A-1        --        740          740,000
-------------------------------------------------------------------------------------------
Maryland (State of) Economic Development
  Corp.
  (YMCA of Central Maryland Inc. Project);
  VRD Series 2003 RB
  (LOC-Branch Banking & Trust)
  1.72%, 04/01/28(b)(c)                            --    VMIG-1      3,800        3,800,000
-------------------------------------------------------------------------------------------
Maryland (State of) Health & Higher
  Educational Facilities Authority (Pooled
  Loan Program); VRD Series 1994 D RB
  (LOC-Bank of America N.A.) (Acquired
  07/01/04; Cost $11,900,000)
  1.70%, 01/01/29(b)(c)(d)                       A-1+        --     11,900       11,900,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (State of Maryland Health & Higher
  Educational Facilities Authority);
  VRD Floating Rate Trust Ctfs. Series
  2003-829 RB
  (Acquired 06/19/03; Cost $3,800,000)
  1.73%, 08/15/38(c)(d)(e)                         --    VMIG-1      3,800        3,800,000
===========================================================================================
                                                                                 28,002,823
===========================================================================================

MASSACHUSETTS-0.99%

Billerica (City of); Limited Tax Series 2004
  BAN GO
  2.00%, 01/07/05                               SP-1+     MIG-1     18,000       18,042,016
-------------------------------------------------------------------------------------------
Massachusetts (State of) Development Finance
  Agency
  (Briarwood Retirement); Series 2004 A RB
  (LOC-Sovereign Bank, Comerica Bank)
  1.68%, 01/01/35(b)(c)                          A-1+        --      5,000        5,000,000
-------------------------------------------------------------------------------------------
Massachusetts (State of) Housing Finance
  Agency;
  Housing VRD Series 2003 F RB
  1.70%, 12/01/37(c)(f)                          A-1+    VMIG-1      4,200        4,200,000
-------------------------------------------------------------------------------------------
Massachusetts (State of) Water Resources
  Authority;
  Series 1993 C RB
  5.25%, 12/01/04(g)(l)                           NRR       Aaa      1,460        1,499,158
===========================================================================================
                                                                                 28,741,174
===========================================================================================

MICHIGAN-3.41%

Dearborn (City of) Economic Development Corp.
  (Henry Ford Village Inc. Project); VRD
  Limited Tax Series 1998 IDR (LOC-Comerica
  Bank)
  1.74%, 10/01/23(b)(c)(o)                         --        --      8,600        8,600,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Eagle Tax Exempt Trust (City of Detroit
  School District);
  VRD Unlimited Tax Series 2002-6014 Class A
  GO
  (Acquired 11/06/02; Cost $7,105,000)
  1.75%, 05/01/32(c)(d)(e)                       A-1+        --    $ 7,105   $    7,105,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (City of Detroit Sewage
  Disposal System);
  VRD Series 2001 A112 RB
  (Acquired 10/31/01; Cost $4,910,000)
  1.74%, 07/01/32(c)(d)(e)                         --    VMIG-1      4,910        4,910,000
-------------------------------------------------------------------------------------------
  VRD Series 2003 B41 RB
  (Acquired 07/09/03; Cost $6,770,000)
  1.74%, 07/01/26(c)(d)(e)                         --    VMIG-1      6,770        6,770,000
-------------------------------------------------------------------------------------------
First Union MERLOTS (City of Detroit Water
  Supply System);
  VRD Series 1999 D RB (Acquired 01/21/00;
  Cost $10,000,000)
  1.74%, 07/01/29(c)(d)(e)                         --    VMIG-1     10,000       10,000,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (State of Michigan
  Hospital Finance Authority); VRD Series
  1997 X RB
  (Acquired 12/12/03; Cost $15,000,000)
  1.74%, 08/15/24(c)(d)(e)                         --    VMIG-1     15,000       15,000,000
-------------------------------------------------------------------------------------------
Kalamazoo (County of) Economic Development
  Corp. (Heritage Community Project);
  Refunding VRD Limited Tax Series 2004 RB
  (LOC-Fifth Third Bank)
  1.69%, 05/15/17(b)(c)                          A-1+        --      5,405        5,405,000
-------------------------------------------------------------------------------------------
Michigan (State of) Higher Educational
  Facilities Authority
  (Hope College); Refunding VRD Limited Tax
  Series 2004 RB
  (LOC-JPMorgan Chase Bank)
  1.73%, 04/01/34(b)(c)                           A-1        --      2,000        2,000,000
-------------------------------------------------------------------------------------------
Michigan (State of) Hospital Finance
  Authority
  (Holland Community Hospital); VRD Series
  2004 B RB
  (LOC-JPMorgan Chase Bank)
  1.73%, 01/01/34(b)(c)                            --    VMIG-1      2,000        2,000,000
-------------------------------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority;
  Series 2004 B-2 RN (LOC-JPMorgan Chase
  Bank)
  3.00%, 08/23/05(b)                            SP-1+        --     15,000       15,188,557
-------------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Van Andel
  Research Institute Project); VRD Limited
  Tax Series 1997 RB
  (LOC-ABN AMRO Bank N.V.)
  1.70%, 11/01/27(b)(c)                           A-1        --     12,800       12,800,000
-------------------------------------------------------------------------------------------
Oakland (County of) Economic Development
  Corp. (Rochester College Project); VRD
  Limited Obligation Series 2001 RB
  (LOC-JPMorgan Chase Bank)
  1.80%, 08/01/21(b)(c)                            --    VMIG-1      1,848        1,848,000
-------------------------------------------------------------------------------------------
Southfield (City of) (Lawrence Tech
  University Project);
  Economic Development VRD Series 2001 RB
  (LOC-JPMorgan Chase Bank)
  1.70%, 10/01/31(b)(c)                          A-1+        --      6,000        6,000,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Troy (City of) School District; Refunding
  School Building & Site Unlimited Tax Series
  2004 GO
  3.00%, 05/01/05                                 AA+       Aa1    $ 1,805   $    1,821,650
===========================================================================================
                                                                                 99,448,207
===========================================================================================

MINNESOTA-4.83%

Golden Valley (City of) (Unicare Homes Inc.
  Project);
  VRD Series 1984 IDR (LOC-ABN AMRO Bank
  N.V.)
  1.67%, 09/01/14(b)(c)                          A-1+        --      4,400        4,400,000
-------------------------------------------------------------------------------------------
J.P. Morgan PUTTERs (State of Minnesota
  Public Facilities Authority); VRD Drinking
  Water Series 2002-319 COP
  (Acquired 07/31/03; Cost $14,030,000)
  1.71%, 03/01/21(c)(d)(e)                        A-1        --     14,030       14,030,000
-------------------------------------------------------------------------------------------
Maple Grove (City of) (Heritage Christian
  Academy);
  Economic Development VRD Series 2004 RB
  (LOC-U.S. Bank N.A.)
  1.69%, 07/01/29(b)(c)                          A-1+        --      3,500        3,500,000
-------------------------------------------------------------------------------------------
Minneapolis (City of) (Minnehaha Academy
  Project);
  VRD Series 2001 RB (LOC-U.S. Bank N.A.)
  1.87%, 05/01/26(b)(m)(o)                         --        --      2,500        2,500,000
-------------------------------------------------------------------------------------------
Minneapolis-St. Paul (Cities of) Metropolitan
  Council of Minnesota; Unlimited Tax Series
  2002 D GO
  5.00%, 02/01/05                                 AAA       Aaa      1,190        1,205,464
-------------------------------------------------------------------------------------------
Minnesota (State of); Refunding Unlimited Tax
  Series 2003 GO
  2.00%, 08/01/05                                 AAA       Aa1      2,240        2,250,153
-------------------------------------------------------------------------------------------
Rochester (City of) Health Care Facilities
  (Mayo Foundation); Commercial Paper Notes,
  Series 2000 A
  1.15%, 10/12/04                                A-1+        --      7,000        7,000,000
-------------------------------------------------------------------------------------------
  Series 2000 B
  1.15%, 11/09/04                                A-1+        --     20,500       20,500,000
-------------------------------------------------------------------------------------------
  Series 2000 C
  1.40%, 10/14/04                                A-1+        --     33,500       33,500,000
-------------------------------------------------------------------------------------------
  Series 2001 A
  1.13%, 10/12/04                                  --    VMIG-1     15,000       15,000,000
-------------------------------------------------------------------------------------------
  Series 2001 B
  1.13%, 10/12/04                                  --    VMIG-1     10,600       10,600,000
-------------------------------------------------------------------------------------------
  Series 2001 C
  1.40%, 10/14/04                                  --    VMIG-1      2,000        2,000,000
-------------------------------------------------------------------------------------------
  Adjustable Tender Series 1998 F
  1.15%, 10/12/04                                A-1+        --      8,000        8,000,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
MINNESOTA-(CONTINUED)

St. Paul (City of) Housing & Redevelopment
  Authority
  (Science Museum of Minnesota); VRD Series
  1997 A RB
  (LOC-U.S. Bank N.A.)
  1.72%, 05/01/27(b)(c)                            --    VMIG-1    $16,260   $   16,260,000
===========================================================================================
                                                                                140,745,617
===========================================================================================

MISSISSIPPI-2.50%

ABN AMRO Munitops Ctfs. Trust (State of
  Mississippi Development Board-Jackson Water
  & Sewer); Multi-State Non-AMT
  VRD Series 2002-22 Ctfs. (Acquired
  09/10/03; Cost $9,995,000)
  1.76%, 09/01/10(c)(d)(e)                         --    VMIG-1      9,995        9,995,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of
  Mississippi);
  VRD Unlimited Tax Series 2002-6018 Class A
  COP
  (Acquired 11/20/02; Cost $3,200,000)
  1.75%, 11/01/22(c)(d)(e)                       A-1+        --      3,200        3,200,000
-------------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Jackson Medical Mall); VRD Series 2000 A
  RB (LOC-JPMorgan Chase Bank)
  1.70%, 11/01/18(b)(c)                           A-1        --      5,300        5,300,000
-------------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Mississippi College Project); VRD Series
  2003 RB
  (LOC-AmSouth Bank) (Acquired 07/17/03; Cost
  $9,600,000)
  1.84%, 07/01/23(b)(c)(d)                         --    VMIG-1      9,600        9,600,000
-------------------------------------------------------------------------------------------
Perry (County of) (Leaf River Forest Products
  Project); Refunding VRD Series 2002 PCR
  (LOC-Citibank N.A.)
  1.72%, 02/01/22(b)(c)                          A-1+        --     36,500       36,500,000
-------------------------------------------------------------------------------------------
University of Mississippi Educational
  Building Corp.
  (Campus Improvements Project); VRD Series
  2000 RB
  1.74%, 10/01/20(c)(f)                            --    VMIG-1      8,235        8,235,000
===========================================================================================
                                                                                 72,830,000
===========================================================================================

MISSOURI-0.96%

Missouri (State of) Development Finance Board
  (Center of Creative Arts Project); Cultural
  Facilities VRD Series 2004 RB
  (LOC-National City Bank)
  1.74%, 07/01/24(b)(c)                            --    VMIG-1      2,000        2,000,000
-------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Lutheran Church);
  Educational Facilities VRD Series 2004 A RB
  (LOC-Bank of America N.A.)
  1.74%, 07/01/29(b)(m)                            --    VMIG-1      5,740        5,740,000
-------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Southwest Baptist
  University Project); Educational Facilities
  VRD Series 2003 RB (LOC-Bank of America
  N.A.)
  1.77%, 10/01/33(b)(m)                          A-1+        --      5,950        5,950,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
MISSOURI-(CONTINUED)

Missouri (State of) Health & Educational
  Facilities Authority (Washington University
  Project); Educational Facilities VRD Series
  1985 B RB
  1.73%, 09/01/10(c)                             A-1+    VMIG-1    $ 1,000   $    1,000,000
-------------------------------------------------------------------------------------------
  VRD Series 1996 C RB
  1.70%, 09/01/30(m)                             A-1+    VMIG-1      1,300        1,300,000
-------------------------------------------------------------------------------------------
  VRD Series 1996 D RB
  1.70%, 09/01/30(m)                             A-1+    VMIG-1      1,500        1,500,000
-------------------------------------------------------------------------------------------
  VRD Series 2000 C RB
  1.70%, 03/01/40(m)                             A-1+    VMIG-1      4,300        4,300,000
-------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority
  (Cox Health System); Refunding VRD Series
  1997 RB
  1.70%, 06/01/15(f)(m)                          A-1+    VMIG-1      3,300        3,300,000
-------------------------------------------------------------------------------------------
St. Louis (County of) Industrial Development
  Authority
  (Friendship Village of South County); VRD
  Series 2002 B IDR
  (LOC-ABN AMRO Bank N.V.)
  1.67%, 09/01/22(b)(c)                           A-1        --      2,915        2,915,000
===========================================================================================
                                                                                 28,005,000
===========================================================================================

MONTANA-0.39%

Montana (State of) Facility Finance Authority
  (Mission Ridge Project); VRD Series 2002 RB
  (LOC-ABN AMRO Bank N.V.)
  1.72%, 08/01/27(b)(c)(i)                         --        --     11,365       11,365,000
===========================================================================================

NEBRASKA-1.51%

Nebhelp Inc.; Multi-Mode VRD
  Series 1985 A RB
  1.73%, 12/01/15(c)(f)                          A-1+    VMIG-1      5,995        5,995,000
-------------------------------------------------------------------------------------------
  Series 1985 B RB
  1.73%, 12/01/15(c)(f)                          A-1+    VMIG-1      3,590        3,590,000
-------------------------------------------------------------------------------------------
  Series 1985 D RB
  1.73%, 12/01/15(c)(f)                          A-1+    VMIG-1      5,865        5,865,000
-------------------------------------------------------------------------------------------
  Series 1985 E RB
  1.73%, 12/01/15(c)(f)                          A-1+    VMIG-1     28,635       28,635,000
===========================================================================================
                                                                                 44,085,000
===========================================================================================

NEVADA-0.88%

ABN AMRO Munitops Ctfs. Trust (County of
  Washoe); Refunding VRD Limited Tax Series
  2001-24 Single Asset Trust Ctfs. (Acquired
  06/21/01; Cost $5,500,000)
  1.75%, 07/01/09(c)(d)(e)                         --    VMIG-1      5,500        5,500,000
-------------------------------------------------------------------------------------------
Carson (City of) (Carson-Tahoe Hospital
  Project);
  Hospital VRD Series 2003 B RB (LOC-U.S.
  Bank N.A.)
  1.69%, 09/01/33(b)(c)                          A-1+        --     18,000       18,000,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
NEVADA-(CONTINUED)

Clark (County of); Refunding Limited Tax
  Series 1998 B GO
  5.25%, 11/01/04                                  AA       Aa2    $ 2,245   $    2,252,753
===========================================================================================
                                                                                 25,752,753
===========================================================================================

NEW HAMPSHIRE-0.45%

Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (New Hampshire Higher Educational & Health
  Facilities Authority);
  Refunding VRD
  Series 2003-772 RB
  (Acquired 01/22/03; Cost $5,475,000)
  1.75%, 01/01/17(c)(d)(e)                        A-1        --      5,475        5,475,000
-------------------------------------------------------------------------------------------
  Series 2003-866 RB
  (Acquired 10/23/03; Cost $7,485,000)
  1.75%, 08/15/21(c)(d)(e)                        A-1        --      7,485        7,485,000
===========================================================================================
                                                                                 12,960,000
===========================================================================================

NEW MEXICO-0.05%

Albuquerque (City of) Educational Facilities
  (Albuquerque Academy Project); VRD Series
  2002 RB
  1.73%, 10/15/16(c)                               AA    VMIG-1      1,500        1,500,000
===========================================================================================

NEW YORK-0.34%

ABN AMRO Munitops Ctfs. Trust (Triborough
  Bridge & Tunnel Authority); Non-AMT VRD
  Series 2002-31 Ctfs.
  (Acquired 03/24/04; Cost $10,000,000)
  1.70%, 11/15/10(c)(d)(e)                         --    VMIG-1     10,000       10,000,000
===========================================================================================

NORTH CAROLINA-1.88%

Mecklenburg (County of); Public Improvement
  Unlimited Tax Series 1998 B GO
  4.40%, 02/01/05                                 AAA       Aaa     13,000       13,130,922
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency
  (Barton College); Educational Facilities
  VRD Series 2004 RB
  (LOC-Branch Banking & Trust)
  1.72%, 07/01/19(b)(c)                            --    VMIG-1      5,750        5,750,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency
  (Elon College); VRD Series 2001 A RB
  (LOC-Bank of America N.A.)
  1.68%, 01/01/14(b)(c)(i)                         --        --      4,500        4,500,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency
  (Goodwill Community Foundation Project);
  VRD Series 2002 RB
  (LOC-Bank of America N.A.)
  1.70%, 04/01/22(b)(c)(i)                         --        --      2,165        2,165,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

North Carolina (State of) Capital Facilities
  Finance Agency (Thompson Children's Home);
  Educational Facilities VRD Series 2000 RB
  (LOC-Bank of America N.A.)
  1.70%, 12/01/20(b)(c)(i)                         --        --    $ 3,070   $    3,070,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (University of North
  Carolina at Pembroke University
  Foundation); Student Housing VRD Series
  2001 A RB
  (LOC-Wachovia Bank N.A.)
  1.82%, 07/01/31(b)(c)                            --    VMIG-1     11,240       11,240,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency
  (Wolfpack Club Project); VRD Series 2002 RB
  (LOC-Bank of America N.A.)
  1.70%, 04/01/12(b)(c)(i)                         --        --      9,500        9,500,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission; Refunding First Mortgage Health
  Care Facilities VRD Series 2004 C RB
  (LOC-SunTrust Bank)
  1.72%, 11/01/27(b)(c)                            --    VMIG-1      3,500        3,500,000
-------------------------------------------------------------------------------------------
North Carolina (State of); Public Improvement
  Unlimited Tax Series 2002 A GO
  5.00%, 03/01/05                                 AAA       Aa1      1,865        1,892,943
===========================================================================================
                                                                                 54,748,865
===========================================================================================

OHIO-4.63%

Akron (City of) (Community Learning Centers);
  Income Tax Revenue Series 2004 B RB
  2.00%, 12/01/04(f)                              AAA       Aaa      1,000        1,001,488
-------------------------------------------------------------------------------------------
Akron (City of) Bath & Copley (Townships of)
  Joint Township Hospital District (Summa
  Health Systems); VRD Series 2004 B RB
  (LOC-JPMorgan Chase Bank)
  1.71%, 11/01/34(b)(c)                            --    VMIG-1      5,000        5,000,000
-------------------------------------------------------------------------------------------
Allen (County of); Refunding Limited Tax
  Series 2002 GO
  1.70%, 12/01/04(f)                               --       Aaa      1,000        1,001,075
-------------------------------------------------------------------------------------------
Butler (County of) Health Care Facilities
  (Lifesphere Project); Refunding &
  Improvement VRD Series 2002 RB
  (LOC-U.S. Bank N.A.)
  1.70%, 05/01/27(b)(c)                          A-1+        --      8,500        8,500,000
-------------------------------------------------------------------------------------------
Cambridge (City of) Hospital Facilities
  (Regional Medical Center Project);
  Refunding & Improvement VRD Series 2001 RB
  (LOC-National City Bank)
  1.73%, 12/01/21(b)(c)                            --    VMIG-1     11,515       11,515,000
-------------------------------------------------------------------------------------------
Centerville (City of) (Bethany Lutheran
  Village Project);
  Health Care VRD Series 1994 RB
  (LOC-National City Bank)
  1.73%, 11/01/13(b)(c)                            --    VMIG-1      2,985        2,985,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
OHIO-(CONTINUED)

Cincinnati (City of) & Hamilton (County of)
  Port Authority (Kenwood Office Association
  Project); Economic Development VRD Series
  1985 RB (LOC-Fifth Third Bank)
  1.77%, 09/01/25(b)(m)                          A-1+        --    $ 1,185   $    1,185,000
-------------------------------------------------------------------------------------------
Cleveland Heights (City of); Limited Tax
  Series 2004 BAN GO
  2.00%, 08/18/05(o)                               --        --      3,234        3,245,177
-------------------------------------------------------------------------------------------
Cuyahoga (County of) Continuing Care
  Facilities; Refunding VRD Series 1999 RB
  (LOC-ABN AMRO Bank N.V.)
  1.69%, 02/01/29(b)(c)                          A-1+        --     15,985       15,985,000
-------------------------------------------------------------------------------------------
Cuyahoga (County of) Health Care Facilities
  (Judson Retirement Community); Refunding
  VRD Series 2000 RB
  (LOC-National City Bank)
  1.72%, 11/15/19(b)(c)                           A-1        --        800          800,000
-------------------------------------------------------------------------------------------
Cuyahoga Falls (City of); Limited Tax Series
  2003 Notes
  2.00%, 12/16/04                                  --     MIG-1      7,000        7,009,153
-------------------------------------------------------------------------------------------
Hamilton (County of) Economic Development
  (St. Xavier High School Project); VRD
  Series 2003 RB
  (LOC-Fifth Third Bank)
  1.51%, 04/01/28(b)(c)                          A-1+        --      2,000        2,000,000
-------------------------------------------------------------------------------------------
Lake (County of); Limited Tax Series 2004 BAN
  GO
  2.00%, 04/14/05(o)                               --        --      3,000        3,013,944
-------------------------------------------------------------------------------------------
Lakewood (City of) (St. Edward High School
  Project);
  Educational Facilities VRD Series 2000 RB
  (LOC-Fifth Third Bank)
  1.69%, 08/01/30(b)(c)                            --    VMIG-1      2,300        2,300,000
-------------------------------------------------------------------------------------------
Lorain (County of) (Elyria United Methodist
  Village);
  Refunding Hospital VRD Series 1996 B RB
  (LOC-JPMorgan Chase Bank)
  1.71%, 06/01/12(b)(c)                           A-1    VMIG-1      4,685        4,685,000
-------------------------------------------------------------------------------------------
Lorain (County of) (EMH Regional Medical
  Center Project);
  Hospital Facilities VRD Series 2001 RB
  (LOC-National City Bank)
  1.76%, 05/01/26(b)(c)(o)                         --        --     15,170       15,170,000
-------------------------------------------------------------------------------------------
Lorain (County of) Independent Living
  Facilities
  (Elyria United Methodist Project); VRD
  Series 1999 RB
  (LOC-JPMorgan Chase Bank)
  1.71%, 06/01/25(b)(c)                          A-1+        --      9,125        9,125,000
-------------------------------------------------------------------------------------------
Mahoning (County of) Hospital Facilities
  (Forum Health Obligation Group);
  VRD Series 1997 B RB
  1.70%, 12/01/28(c)(f)                          A-1+    VMIG-1     10,500       10,500,000
-------------------------------------------------------------------------------------------
  Series 2002 B RB (LOC-Fifth Third Bank)
  1.73%, 12/01/27(b)(c)                            --    VMIG-1      7,200        7,200,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
OHIO-(CONTINUED)

Marion (County of) (Pooled Lease Program);
  Hospital Improvement VRD Series 1990 RB
  (LOC-JPMorgan Chase Bank)
  1.72%, 08/01/20(b)(c)                           A-1        --    $ 4,535   $    4,535,000
-------------------------------------------------------------------------------------------
Middleburg Heights (City of) (Southwest
  General Health);
  Hospital Improvement Series 1997 RB
  (LOC-Fifth Third Bank)
  1.73%, 08/15/22(b)(c)                          A-1+        --      5,405        5,405,000
-------------------------------------------------------------------------------------------
Montgomery (County of) (St. Vincent DePaul
  Society);
  Limited Obligation VRD Series 1996 RB
  (LOC-National City Bank)
  1.73%, 12/01/10(b)(c)                           A-1        --      1,900        1,900,000
-------------------------------------------------------------------------------------------
Portage (County of) (Robinson Memorial
  Hospital);
  Hospital VRD Series 2002 RB (LOC-JPMorgan
  Chase Bank)
  1.73%, 05/01/17(b)(c)                            --    VMIG-1      6,255        6,255,000
-------------------------------------------------------------------------------------------
Solon (City of); Unlimited Tax Series 2003
  BAN GO
  2.00%, 12/09/04(o)                               --        --      2,800        2,804,536
-------------------------------------------------------------------------------------------
Twinsburg (City of) School District;
  Refunding Unlimited Tax Series 2004 GO
  2.00%, 12/01/04(f)                               --       Aaa      1,800        1,802,977
===========================================================================================
                                                                                134,923,350
===========================================================================================

OKLAHOMA-1.79%

Mustang (City of) Improvement Authority;
  Refunding Series 1995 RB
  5.38%, 12/01/04(g)(l)                           AAA       Aaa      3,135        3,188,215
-------------------------------------------------------------------------------------------
Oklahoma (County of) Finance Authority
  (Oxford Oaks Apartments Projects);
  Refunding Multi-Family Housing VRD Series
  2000 RB
  (CEP-Federal National Mortgage Association)
  1.71%, 07/15/30(c)                             A-1+        --     27,695       27,695,000
-------------------------------------------------------------------------------------------
Oklahoma (State of) Development Finance
  Authority
  (Capitol Dome Project); VRD Series 2001 RB
  (LOC-Bank of America N.A.)
  1.79%, 06/01/11(b)(c)                          A-1+        --      3,785        3,785,000
-------------------------------------------------------------------------------------------
Oklahoma (State of) Water Resource Board;
  State Loan Program VRD Series 2003 A RB
  0.98%, 10/01/04(g)(h)                          A-1+        --     14,935       14,935,000
-------------------------------------------------------------------------------------------
Tulsa (County of) Industrial Authority;
  Capital Improvements Series 2003 B RB
  4.00%, 05/15/05                                  AA        --      2,500        2,537,739
===========================================================================================
                                                                                 52,140,954
===========================================================================================

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------

OREGON-1.15%

Oregon (State of) Health, Housing,
  Educational & Cultural Facilities Authority
  (Quatama Crossing LLC Housing Project);
  VRD Series 1998 RB (LOC-U.S. Bank N.A.)
  1.74%, 01/01/31(b)(c)                            --       Aa2    $ 7,430   $    7,430,000
-------------------------------------------------------------------------------------------
Oregon (State of); Unlimited Tax Series 2003
  TAN GO
  2.25%, 11/15/04                               SP-1+     MIG-1     25,000       25,030,450
-------------------------------------------------------------------------------------------
Salem (City of) Water & Sewer; Refunding
  Series 2004 RB
  3.00%, 05/01/05(f)                              AAA       Aaa      1,175        1,184,588
===========================================================================================
                                                                                 33,645,038
===========================================================================================

PENNSYLVANIA-2.78%

ABN AMRO Munitops Ctfs. Trust (State of
  Pennsylvania Public School Building
  Authority); Non-AMT VRD
  Series 2001-30 Ctfs. (Acquired 10/31/02;
  Cost $5,000,000)
  1.74%, 09/01/09(c)(d)(e)                         --    VMIG-1      5,000        5,000,000
-------------------------------------------------------------------------------------------
  Series 2003-24 Ctfs. (Acquired 03/08/04;
  Cost $7,000,000)
  1.74%, 06/01/11(c)(d)(e)                         --    VMIG-1      7,000        7,000,000
-------------------------------------------------------------------------------------------
Allegheny (County of) Hospital Development
  Authority (ACES-Presbyterian University
  Hospital); VRD Series 1988 B1 RB
  (LOC-JPMorgan Chase Bank)
  1.70%, 03/01/18(b)(c)                            --    VMIG-1      2,085        2,085,000
-------------------------------------------------------------------------------------------
Allegheny (County of) Industrial Development
  Authority
  (Carnegie Museums of Pittsburgh); VRD
  Series 2002 IDR
  (LOC-Royal Bank of Scotland)
  1.70%, 08/01/32(b)(c)                            --    VMIG-1      2,000        2,000,000
-------------------------------------------------------------------------------------------
Altoona (City of) Authority; Water Series
  1994 A RB
  6.50%, 11/01/04(g)(l)                           AAA       NRR      1,700        1,741,627
-------------------------------------------------------------------------------------------
Berks (County of) Industrial Development
  Authority
  (Lutheran Services); Health Care VRD Series
  1998 A IDR
  1.69%, 01/01/28(c)(f)                            --    VMIG-1      9,588        9,588,000
-------------------------------------------------------------------------------------------
Chartiers Valley (Community of) Industrial &
  Commercial Development Authority (Asbury
  Villas Project);
  VRD Series 2000 B IDR (LOC-ABN AMRO Bank
  N.V.)
  1.72%, 12/01/30(b)(c)                           A-1        --      3,000        3,000,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Delaware Valley
  Regional);
  VRD Series 2001-3801 Class A COP
  (Acquired 06/04/01; Cost $8,900,000)
  1.75%, 08/01/28(c)(d)(e)                       A-1+        --      8,900        8,900,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (City of Scranton &
  County of Lackawanna Health & Welfare
  Authority); VRD Series 2002 A-18 RB
  (Acquired 03/22/02; Cost $2,860,000)
  1.74%, 03/01/15(c)(d)(e)                         --    VMIG-1      2,860        2,860,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Franklin (County of) Industrial Development
  Authority (Chambersburg Hospital
  Obligation);
  Health Care VRD Series 2000 IDR
  1.79%, 12/01/24(c)(f)                           A-1       Aaa    $ 3,575   $    3,575,000
-------------------------------------------------------------------------------------------
Geisinger Authority Health System (Geisinger
  Health System Foundation); Refunding VRD
  Series 2000 RB
  1.71%, 08/01/28(m)                             A-1+    VMIG-1     25,950       25,950,000
-------------------------------------------------------------------------------------------
Lehigh (County of) Industrial Development
  Authority
  (Allegheny Electric Coop. Inc.);
  VRD Series 1984 PCR (LOC-Rabobank
  Nederland)
  1.30%, 10/01/14(b)(j)                          A-1+        --      7,180        7,180,000
-------------------------------------------------------------------------------------------
  Refunding VRD Series 1984 PCR (LOC-Rabobank
  Nederland)
  1.30%, 06/01/14(b)(j)                          A-1+        --      1,030        1,030,000
-------------------------------------------------------------------------------------------
Philadelphia (City of) Industrial Development
  Authority
  (Girard Estate Aramark Project); VRD Series
  2002 IDR
  (LOC-JP Morgan Chase Bank)
  1.70%, 06/01/32(b)(c)                          A-1+        --      1,000        1,000,000
===========================================================================================
                                                                                 80,909,627
===========================================================================================

SOUTH CAROLINA-2.07%

Cherokee (County of) (Newark Electronics
  Division); Industrial VRD Series 1985 RB
  (LOC-ABN AMRO Bank N.V.)
  1.71%, 12/01/15(b)(c)                           A-1        --      6,500        6,500,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of South
  Carolina Public Service Authority); VRD
  Series 2000-4001 Class A COP
  (Acquired 09/08/00; Cost $10,100,000)
  1.75%, 01/01/22(c)(d)(e)                       A-1+        --     10,100       10,100,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (State of South Carolina
  Public Service Authority); VRD Series 2000
  L RB
  (Acquired 02/25/00; Cost $11,590,000)
  1.74%, 01/01/22(c)(d)(e)                         --    VMIG-1     11,590       11,590,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (State of South Carolina Transportation
  Infrastructure Bank); Floating Rate Trust
  Ctfs. VRD Series 2002-728 RB (Acquired
  11/13/02; Cost $7,185,000)
  1.73%, 10/01/22(c)(d)(e)                         --    VMIG-1      7,185        7,185,000
-------------------------------------------------------------------------------------------
Oconee (County of) (Duke); Refunding VRD
  Series 1993 PCR (LOC-JPMorgan Chase Bank)
  1.70%, 02/01/17(b)(c)                            --       P-1      6,000        6,000,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Educational
  Facilities Authority
  for Non-Profit Institutions (The Allen
  University Project);
  VRD Series 1998 RB (LOC-Bank of America
  N.A.)
  (Acquired 03/27/01; Cost $2,525,000)
  1.75%, 09/01/18(b)(c)(d)                       A-1+        --      2,525        2,525,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
SOUTH CAROLINA-(CONTINUED)

South Carolina (State of) Educational
  Facilities Authority
  for Non-Profit Institutions (Morris College
  Project);
  VRD Series 1997 RB (LOC-Bank of America
  N.A.)
  (Acquired 07/30/02; Cost $2,100,000)
  1.75%, 07/01/17(b)(c)(d)                       A-1+        --    $ 2,100   $    2,100,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Carolina Children's
  Home Project); VRD Series 2003 RB
  (LOC-Branch Banking & Trust)
  1.72%, 03/01/23(b)(c)                            --    VMIG-1      3,335        3,335,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Carolina Piedmont
  Foundation Project); VRD Series 2002 RB
  (LOC-Bank of America N.A.)
  1.75%, 09/01/32(b)(c)(i)                         --        --      4,000        4,000,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Catholic Diocese of
  South Carolina Project); VRD Series 1998 RB
  (LOC-Bank of America N.A.) (Acquired
  07/23/02; Cost $2,555,000)
  1.75%, 09/01/18(b)(c)(d)                       A-1+        --      2,555        2,555,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Presbyterian Home of
  South Carolina Project);
  VRD Series 2003 A RB (LOC-Wachovia Bank
  N.A.)
  1.75%, 04/01/20(b)(c)                           A-1        --      4,535        4,535,000
===========================================================================================
                                                                                 60,425,000
===========================================================================================

SOUTH DAKOTA-0.11%

South Dakota (State of) Health & Educational
  Facilities Authority (University of Sioux
  Falls); VRD Series 2001 RB
  (LOC-Wells Fargo Bank N.A.)
  1.71%, 10/01/16(b)(c)                          A-1+        --      3,155        3,155,000
===========================================================================================

TENNESSEE-5.46%

Eagle Tax Exempt Trust (City of Chattanooga);
  VRD Series 2000-4202 Class A COP (Acquired
  10/10/00; Cost $14,040,000)
  1.75%, 10/01/27(c)(d)(e)                       A-1+        --     14,040       14,040,000
-------------------------------------------------------------------------------------------
Jackson (City of) Energy Authority; Electric
  Systems VRD Series 2003 B RB
  1.70%, 11/01/26(c)(f)                            --    VMIG-1     12,700       12,700,000
-------------------------------------------------------------------------------------------
Jackson (City of) Health & Educational
  Facilities Board (Trinity Christian
  Academy); Educational Facilities VRD Series
  2002 RB
  (LOC-AmSouth Bank)
  1.84%, 03/01/22(b)(c)                            --    VMIG-1      5,400        5,400,000
-------------------------------------------------------------------------------------------
Knox (County of) Health Educational & Housing
  Facility Board (Volunteer Student Housing
  LLC Project); Student Housing VRD Series
  2002 RB (LOC-Wachovia Bank N.A.)
  1.69%, 09/01/34(b)(c)                            --    VMIG-1     27,020       27,020,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Memphis (City of); Electric System Sub-Series
  2003 A RB
  2.00%, 12/01/04                                 AA-       Aa3    $10,000   $   10,014,023
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (City of Nashville & County of Davidson);
  Unlimited Tax Series 2003-871 GO
  (Acquired 11/17/03; Cost $4,995,000)
  1.73%, 10/15/10(c)(d)(e)                         --    VMIG-1      4,995        4,995,000
-------------------------------------------------------------------------------------------
Sevier (County of) Public Building Authority
  (Local Government Public Improvement);
  VRD Series 1995 A RB
  1.72%, 06/01/15(c)(f)                           AAA    VMIG-1      5,230        5,230,000
-------------------------------------------------------------------------------------------
  VRD Series 1995 B-2 RB
  1.72%, 06/01/06(c)(f)                           AAA    VMIG-1      1,200        1,200,000
-------------------------------------------------------------------------------------------
  VRD Series 1997 I A-1 RB
  1.72%, 06/01/22(c)(f)                            --    VMIG-1      5,900        5,900,000
-------------------------------------------------------------------------------------------
  VRD Series 1997 II E-1 RB
  1.72%, 06/01/21(c)(f)                            --    VMIG-1      2,100        2,100,000
-------------------------------------------------------------------------------------------
  VRD Series 1997 II E-3 RB
  1.72%, 06/01/10(c)(f)                            --    VMIG-1      1,485        1,485,000
-------------------------------------------------------------------------------------------
  VRD Series 1997 II E-5 RB
  1.72%, 06/01/17(c)(f)                            --    VMIG-1      1,320        1,320,000
-------------------------------------------------------------------------------------------
  VRD Series 1997 II F-1 RB
  1.72%, 06/01/17(c)(f)                            --    VMIG-1      1,190        1,190,000
-------------------------------------------------------------------------------------------
  VRD Series 1997 II F-5 RB
  1.72%, 06/01/27(c)(f)                            --    VMIG-1      2,265        2,265,000
-------------------------------------------------------------------------------------------
  VRD Series 1998 III A-1 RB
  1.72%, 06/01/07(c)(f)                            --    VMIG-1     14,950       14,950,000
-------------------------------------------------------------------------------------------
  VRD Series 1998 III A-3 RB
  1.72%, 06/01/19(c)(f)                            --    VMIG-1      1,425        1,425,000
-------------------------------------------------------------------------------------------
  VRD Series 1998 III A-4 RB
  1.72%, 06/01/17(c)(f)                            --    VMIG-1        300          300,000
-------------------------------------------------------------------------------------------
  VRD Series 1998 III B-2 RB
  1.72%, 06/01/19(c)(f)                            --    VMIG-1      5,650        5,650,000
-------------------------------------------------------------------------------------------
  VRD Series 1998 III C-3 RB
  1.72%, 06/01/18(c)(f)                            --    VMIG-1      3,475        3,475,000
-------------------------------------------------------------------------------------------
  VRD Series 1998 III C-4 RB
  1.72%, 06/01/20(c)(f)                            --    VMIG-1     10,000       10,000,000
-------------------------------------------------------------------------------------------
  VRD Series 1999 II A-1 RB
  1.72%, 06/01/24(c)(f)                            --    VMIG-1      6,300        6,300,000
-------------------------------------------------------------------------------------------
  VRD Series 1999 II B-1 RB
  1.72%, 06/01/25(c)(f)                            --    VMIG-1      1,700        1,700,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Shelby (County of) Health, Educational &
  Housing Facilities Board (Briarcrest
  Christian School System); Educational
  Facilities VRD Series 2002 RB (LOC-SunTrust
  Bank)
  1.69%, 04/01/22(b)(c)                            --    VMIG-1    $11,050   $   11,050,000
-------------------------------------------------------------------------------------------
Shelby (County of) Health, Educational &
  Housing Facilities Board (St. Benedict
  Auburndale School); VRD Series 2003 RB
  (LOC-AmSouth Bank)
  1.74%, 05/01/33(b)(c)                            --    VMIG-1      5,000        5,000,000
-------------------------------------------------------------------------------------------
Tennessee (State of) Local Development
  Authority (Community Provider Pooled Loan
  Program); Series 1994 RB
  6.45%, 10/01/04(g)(l)                           NRR        --      1,000        1,020,000
-------------------------------------------------------------------------------------------
Washington (County of) (Capital Outlay
  Notes);
  Refunding Unlimited Tax Series 2002 GO
  4.00%, 02/01/05(f)                               --       Aaa      1,000        1,009,664
-------------------------------------------------------------------------------------------
Williamson (County of) Industrial Development
  Board (Currey Ingram Academy); Educational
  Facilities VRD Series 2003 RB
  (LOC-SunTrust Bank)
  1.75%, 04/01/23(b)(c)                            --    VMIG-1      2,500        2,500,000
===========================================================================================
                                                                                159,238,687
===========================================================================================

TEXAS-11.84%

ABN AMRO Munitops Ctfs. Trust (City of
  Leander Independent School District);
  Unlimited Multi-State Non-AMT VRD Series
  2002-16 Ctfs. (Acquired 08/20/03; Cost
  $5,395,000)
  1.75%, 08/15/10(c)(d)(e)                         --    VMIG-1      5,395        5,395,000
-------------------------------------------------------------------------------------------
Alief (City of) Independent School District;
  Unlimited Tax Series 1997 GO (CEP-Texas
  Permanent School Fund)
  6.60%, 02/15/05                                 AAA       Aaa      1,000        1,020,512
-------------------------------------------------------------------------------------------
Amarillo (City of) Health Facilities Corp.
  (Panhandle Pooled Health Care); VRD Series
  1985 ACES RB (LOC-BNP Paribas)
  1.75%, 05/31/25(b)(c)                            --    VMIG-1      4,862        4,862,000
-------------------------------------------------------------------------------------------
Austin (City of) Water & Wastewater System;
  Refunding Series 2002 A RB
  5.00%, 11/15/04(f)                              AAA       Aaa      4,000        4,019,072
-------------------------------------------------------------------------------------------
Austin (City of); Refunding Utility System
  Series 1995 RB
  5.60%, 05/15/05(g)(l)                           AAA       Aaa      5,000        5,128,791
-------------------------------------------------------------------------------------------
Austin (City of); Utility System Series 1994
  RB
  5.75%, 11/15/04(g)(i)                           AAA       Aaa      2,605        2,619,767
-------------------------------------------------------------------------------------------
Bexar (County of) Health Facilities
  Development Corp.
  (Air Force Village); VRD Series 2000 RB
  (LOC-Bank of America N.A.)
  1.69%, 08/15/30(b)(c)                          A-1+        --     19,500       19,500,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Bexar (County of) Health Facilities
  Development Corp.
  (Warm Springs); Healthcare System VRD
  Series 1997 RB
  (LOC-JPMorgan Chase Bank)
  1.74%, 09/01/27(b)(c)                            --    VMIG-1    $ 3,435   $    3,435,000
-------------------------------------------------------------------------------------------
Brownsville (City of) Utility Systems;
  Refunding Sub. Lien VRD Series 2001 A RB
  0.95%, 11/04/04(f)(g)(k)                       A-1+    VMIG-1      3,300        3,300,000
-------------------------------------------------------------------------------------------
Dallas (City of) Waterworks & Sewer System;
  Refunding Series 2002 A RB
  4.00%, 10/01/04                                 AA+       Aa2      3,500        3,500,000
-------------------------------------------------------------------------------------------
Dallas (City of); Limited Tax Series 2003 GO
  3.50%, 02/15/05                                 AA+       Aa1      1,500        1,513,855
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Houston
  Airport);
  VRD Series 2000-4307 COP (Acquired
  11/15/00; Cost $15,750,000)
  1.75%, 07/01/28(c)(d)(e)                       A-1+        --     15,750       15,750,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Houston Water
  & Sewer);
  VRD Series 1997-4305 Class A COP (Acquired
  04/27/99; Cost $14,005,000)
  1.75%, 12/01/27(c)(d)(e)                       A-1+        --     14,005       14,005,000
-------------------------------------------------------------------------------------------
  VRD Series 2002-6019 Class A COP (Acquired
  11/13/02; Cost $8,910,000)
  1.75%, 12/01/30(c)(d)(e)                       A-1+        --      8,910        8,910,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris County Toll
  Road);
  VRD Series 2001-4305 COP
  (Acquired 05/08/01; Cost $7,390,000)
  1.75%, 08/01/14(c)(d)(e)                       A-1+        --      7,390        7,390,000
-------------------------------------------------------------------------------------------
  VRD Series 2002-6012 Class A COP
  (Acquired 11/20/02; Cost $1,580,000)
  1.75%, 08/15/30(c)(d)(e)                       A-1+        --      1,580        1,580,000
-------------------------------------------------------------------------------------------
El Paso (County of); Refunding Limited Tax
  Series 2002 A GO
  3.25%, 02/15/05(f)                              AAA       Aaa      1,040        1,048,302
-------------------------------------------------------------------------------------------
First Union MERLOTs (Harris County Toll
  Road);
  VRD Series 2003 B16 RB (Acquired 02/19/03;
  Cost $3,015,000)
  1.57%, 08/15/25(c)(d)(e)                         --    VMIG-1      3,015        3,015,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (Jefferson County Health
  Facilities Development Corp.); VRD Series
  2001 A83 RB
  (Acquired 11/18/03; Cost $3,570,000)
  1.20%, 11/16/04(d)(e)(g)(k)(n)                  A-1        --      3,570        3,570,000
-------------------------------------------------------------------------------------------
Fort Worth (City of); Limited Tax Series 2000
  GO Ctfs.
  6.25%, 03/01/05(g)(l)                           NRR       NRR      5,000        5,105,817
-------------------------------------------------------------------------------------------
Garland (City of) Industrial Development
  Authority Inc. (Carroll Co. Project); VRD
  Series 1984 IDR (LOC-Wells Fargo Bank N.A.)
  (Acquired 09/03/03; Cost $2,300,000)
  1.74%, 12/01/14(b)(c)(d)                         --       Aaa      2,300        2,300,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Goose Creek (City of) Consolidated
  Independent School District; Refunding
  Unlimited Tax Series 2002 A GO
  (CEP-Texas Permanent School Fund)
  4.00%, 02/15/05                                 AAA       Aaa    $ 1,520   $    1,536,322
-------------------------------------------------------------------------------------------
Grand Prairie (City of) Housing Finance Corp.
  (Lincoln Property Co.); Refunding
  Multi-Family Housing VRD Series 1993 RB
  (CEP-General Electric Corp.)
  1.77%, 06/01/10(c)                             A-1+        --      2,700        2,700,000
-------------------------------------------------------------------------------------------
Grapevine (City of) Industrial Development
  Corp.
  (Southern Air Transport); Refunding Airport
  Series 1993 RB
  (LOC-JPMorgan Chase Bank)
  1.77%, 03/01/10(b)(c)                          A-1+        --      2,300        2,300,000
-------------------------------------------------------------------------------------------
Harris (County of) Cultural Education
  Facilities Finance Corp. (Houston Music
  Hall Foundation); VRD Series 1999 RB
  (LOC-JPMorgan Chase Bank)
  1.74%, 06/01/29(b)(c)                          A-1+        --        700          700,000
-------------------------------------------------------------------------------------------
Harris (County of) Hospital District; Sub.
  Lien Commercial Paper Series A RN (LOC-Bank
  of America N.A.)
  1.28%, 11/22/04(b)                             A-1+        --      9,451        9,451,000
-------------------------------------------------------------------------------------------
Harris (County of) Houston Texas Sports
  Authority (Rodeo);
  Jr. Lein VRD Series 2001 C RB
  1.77%, 11/15/30(c)(f)                          A-1+    VMIG-1      6,400        6,400,000
-------------------------------------------------------------------------------------------
Harris (County of); Permanent Improvement
  Unlimited Tax Series 2003 GO
  3.00%, 10/01/04                                 AA+       Aa1      1,000        1,000,000
-------------------------------------------------------------------------------------------
Harris (County of); Refunding Unlimited Tax
  Series 2001 GO
  5.00%, 10/01/04                                 AA+       Aa1      4,970        4,970,000
-------------------------------------------------------------------------------------------
Hockley (County of) Industrial Development
  Corp. (AMOCO Project);
  VRD Series 1985 PCR
  1.15%, 11/01/04(g)(h)                          A-1+       P-1     10,000       10,000,000
-------------------------------------------------------------------------------------------
Hockley (County of) Industrial Development
  Corp.
  (AMOCO Project-Standard Oil Co.); VRD
  Series 1983 PCR
  1.40%, 03/01/05(g)(h)                          A-1+       Aa1     12,775       12,775,000
-------------------------------------------------------------------------------------------
Houston (City of) Independent School District
  (Schoolhouse);
  Limited Tax Series 2004 GO
  (CEP-Texas Permanent School Fund)
  1.62%, 06/09/05(g)(k)                          A-1+    VMIG-1     15,000       15,000,000
-------------------------------------------------------------------------------------------
Houston (City of); Commercial Paper Notes
  Series 2003 A GO
  1.30%, 10/21/04                                A-1+       P-1     20,000       20,000,000
-------------------------------------------------------------------------------------------
  1.37%, 11/15/04                                A-1+       P-1     24,000       24,000,000
-------------------------------------------------------------------------------------------
  1.38%, 01/25/05                                A-1+       P-1     13,400       13,400,000
-------------------------------------------------------------------------------------------
Mansfield (City of); Refunding Unlimited Tax
  VRD Series 2004 GO
  2.00%, 02/15/05(f)                              AAA       Aaa        855          857,910
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Merrill Lynch P-Floats (City of Brazosport
  Independent School District); Refunding
  Unlimited Tax VRD Series 2003 PT-1690 GO
  (Acquired 02/20/03; Cost $4,920,000)
  1.73%, 08/15/10(c)(d)(e)                         --    VMIG-1    $ 4,920   $    4,920,000
-------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (County of Harris
  Hospital District);
  VRD Series 2002 PT-665 RB (Acquired
  10/02/02; Cost $5,935,000)
  1.73%, 08/15/08(c)(d)(e)                       A-1+        --      5,935        5,935,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (State of Texas Affordable Housing Corp.);
  Floating Rate Trust Ctfs. VRD Series
  2003-780 RB
  (Acquired 02/19/03; Cost $1,995,000)
  1.73%, 09/01/22(c)(d)(e)                         --    VMIG-1      1,995        1,995,000
-------------------------------------------------------------------------------------------
Northside Independent School District;
  Refunding VRD Unlimited Tax Series 2003 B
  GO (CEP-Texas Permanent School Fund)
  1.75%, 08/01/05(g)(k)                          A-1+    VMIG-1      1,870        1,870,000
-------------------------------------------------------------------------------------------
Pine Tree Independent School District;
  Unlimited Tax Series 1994 GO (CEP-Texas
  Permanent School Fund)
  5.25%, 02/15/05(g)(k)                           NRR       Aaa        910          923,135
-------------------------------------------------------------------------------------------
San Antonio (City of) Water & Sewer System;
  Commercial Paper Notes Series 2001 A GO
  1.15%, 10/21/04                                A-1+       P-1     29,900       29,900,000
-------------------------------------------------------------------------------------------
Sherman (City of) Higher Education Finance
  Corp. (Austin College Project); Higher
  Education VRD Series 1997 RB
  (LOC-Bank of America N.A.)
  1.75%, 01/01/18(b)(c)                          A-1+        --     12,800       12,800,000
-------------------------------------------------------------------------------------------
Spring (City of) Independent School District;
  Unlimited Tax Series 2004 GO (CEP-Texas
  Permanent School Fund)
  2.50%, 02/15/05                                 AAA       Aaa      2,195        2,206,356
-------------------------------------------------------------------------------------------
Texas (State of); Series 2004 TRAN
  3.00%, 08/31/05                               SP-1+     MIG-1     30,000       30,378,015
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Southeast Texas Housing
  Finance Corp.);
  VRD Series 2001 A18 RB (Acquired 11/18/03;
  Cost $4,130,000)
  1.20%, 11/16/04(d)(e)(g)(k)(n)                  A-1        --      4,130        4,130,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (University of Texas);
  Refunding VRD Series 2003 B14 RB (Acquired
  01/29/03; Cost $8,005,000)
  1.72%, 08/15/22(c)(d)(e)                         --    VMIG-1      8,005        8,005,000
===========================================================================================
                                                                                345,120,854
===========================================================================================

UTAH-1.47%

Davis (County of) Housing Authority (Fox
  Creek Apartments); Refunding Multi-Family
  Housing VRD Series 1997 A RB
  (LOC-JPMorgan Chase Bank)
  1.71%, 08/15/27(b)(c)                           A-1        --      4,240        4,240,000
-------------------------------------------------------------------------------------------
Davis (County of); Unlimited Tax Series 2004
  TRAN
  2.25%, 12/30/04                                  --     MIG-1      4,000        4,009,763
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
UTAH-(CONTINUED)

First Union MERLOTs (Intermountain Power
  Agency);
  Power Supply VRD Series 2002 A59 RB
  (Acquired 10/23/02; Cost $7,040,000)
  1.74%, 07/01/10(c)(d)(e)                         --    VMIG-1    $ 7,040   $    7,040,000
-------------------------------------------------------------------------------------------
Intermountain Power Agency; Power Supply VRD
  Series 1985 E RB
  1.24%, 12/01/04(f)(g)(k)                       A-1+    VMIG-1     14,770       14,770,000
-------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (City of Murray
  Hospital); VRD Series 2002 PA-1066 RB
  (Acquired 10/02/02; Cost $5,995,000)
  1.73%, 05/15/22(c)(d)(e)                        A-1        --      5,995        5,995,000
-------------------------------------------------------------------------------------------
Salt Lake (City of) (Gateway Project);
  Special Assessment VRD Series 2003
  (LOC-Citibank N.A.)
  1.70%, 12/01/23(b)(c)                          A-1+        --      5,850        5,850,000
-------------------------------------------------------------------------------------------
Sanpete (County of) School Facilities
  (Wasatch Academy);
  VRD Series 2003 RB (LOC-U.S. Bank N.A.)
  1.76%, 08/01/28(b)(c)                          A-1+        --        900          900,000
===========================================================================================
                                                                                 42,804,763
===========================================================================================

VERMONT-0.22%

Vermont (State of) Student Assistance Corp.;
  Student Loan VRD Series 1985 RB (LOC-State
  Street Bank & Trust Co.)
  1.35%, 01/01/08(b)(j)                            --    VMIG-1      2,640        2,640,000
-------------------------------------------------------------------------------------------
Vermont (State of); Unlimited Tax Series 1994
  A GO
  6.40%, 01/15/05(g)(l)                           NRR       NRR      3,510        3,632,758
===========================================================================================
                                                                                  6,272,758
===========================================================================================

VIRGINIA-0.82%

Chesapeake (City of) Hospital Authority
  (Chesapeake General Hospital); Hospital
  Facility VRD Series 2001 B RB
  (LOC-SunTrust Bank)
  1.69%, 07/01/31(b)(c)                          A-1+        --      1,545        1,545,000
-------------------------------------------------------------------------------------------
Henrico (County of) Economic Development
  Authority
  (Westminster Centerbury); Residential Care
  Facilities
  VRD Series 2003 B RB (LOC-KBC Bank N.V.)
  1.69%, 07/01/08(b)(c)                            --    VMIG-1     17,100       17,100,000
-------------------------------------------------------------------------------------------
Richmond (City of) Industrial Development
  Authority;
  Educational Facilities VRD Series 2002 RB
  (LOC-SunTrust Bank)
  1.70%, 05/01/32(b)(c)                            --    VMIG-1      2,900        2,900,000
-------------------------------------------------------------------------------------------
Rockingham (County of) Industrial Development
  Authority (Sunnyside Presbyterian Home);
  Residential Care Facilities VRD Series 2003
  RB (LOC-Branch Banking & Trust)
  1.72%, 12/01/33(b)(c)                           A-1        --        750          750,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
VIRGINIA-(CONTINUED)

Winchester (City of) Industrial Development
  Authority (Shenandoah University);
  Educational Facilities First Mortgage
  Series 1994 IDR
  6.70%, 10/01/04(g)(l)                           NRR       NRR    $ 1,620   $    1,652,400
===========================================================================================
                                                                                 23,947,400
===========================================================================================

WASHINGTON-5.39%

ABN AMRO Munitops Ctfs. Trust (City of
  Seattle Municipal Light & Power);
  Multi-State Non-AMT VRD Series 2002-12
  Ctfs. (Acquired 05/25/04; Cost $9,755,000)
  1.75%, 03/01/09(c)(d)(e)                         --    VMIG-1      9,755        9,755,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (City of
  Seattle);
  Multi-State Non-AMT VRD Limited Tax Series
  2003-7 GO Ctfs.
  (Acquired 05/13/03; Cost $10,685,000)
  1.34%, 11/17/04(d)(e)(g)(i)(k)(n)                --        --     10,685       10,685,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (King County);
  Multi-State Non-AMT VRD Limited Tax Series
  2001-1 GO Ctfs.
  (Acquired 01/04/01; Cost $10,000,000)
  1.75%, 07/01/06(c)(d)(e)                         --    VMIG-1     10,000       10,000,000
-------------------------------------------------------------------------------------------
Bremerton (City of) (Kitsap Regional
  Conference Center);
  VRD Series 2003 RB (LOC-Bank of America
  N.A.)
  1.75%, 12/01/28(b)(c)(i)                         --        --      2,565        2,565,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Washington
  Public Power Supply Systems Project No. 2);
  VRD Series 96-4703 Class A COP (Acquired
  05/02/01; Cost $5,870,000)
  1.75%, 07/01/11(c)(d)(e)                       A-1+        --      5,870        5,870,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Washington);
  VRD Series 98-4701 Class A COP (Acquired
  07/20/00; Cost $14,400,000)
  1.75%, 05/01/18(c)(d)(e)                       A-1+        --     14,400       14,400,000
-------------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  Commercial Paper TRAN (LOC-Bank of America
  N.A.)
  1.00%, 10/26/04(b)                             A-1+        --      4,300        4,300,000
-------------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  Commercial Paper Notes (LOC-Bank of America
  N.A.)
  1.00%, 10/26/04(b)                             A-1+        --      7,000        7,000,000
-------------------------------------------------------------------------------------------
Everett (City of); VRD Limited Tax Series
  2001 GO
  (LOC-Bank of America N.A.)
  1.75%, 12/01/21(b)(c)(i)                         --        --      2,600        2,600,000
-------------------------------------------------------------------------------------------
Issaquah (City of) Community Properties; VRD
  Special Revenue Series 2001 A RB (LOC-Bank
  of America N.A.)
  1.73%, 02/15/21(b)(c)                            --    VMIG-1     10,150       10,150,000
-------------------------------------------------------------------------------------------
King & Snohomish (Counties of) School
  District No. 417 (Northshore); Unlimited
  Tax Series 2003 GO
  2.00%, 12/01/04(f)                              AAA       Aaa      3,300        3,304,792
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

King (County of) Economic Enterprise Corp.
  (Puget Sound Blood Center Project);
  VRD Series 1998 RB (LOC-U.S. Bank N.A.)
  1.74%, 04/01/23(b)(c)                            --    VMIG-1    $ 3,810   $    3,810,000
-------------------------------------------------------------------------------------------
Lake Tapps Parkway Properties; Special
  Revenue VRD
  (LOC-U.S. Bank N.A.)
  Series 1999 A RB
  1.73%, 12/01/19(b)(c)                            --    VMIG-1     11,800       11,800,000
-------------------------------------------------------------------------------------------
  Series 1999 B RB
  1.73%, 12/01/19(b)(c)                            --    VMIG-1        700          700,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (Port of Seattle);
  VRD Series 2002-739D RB (Acquired 07/21/04;
  Cost $5,000,000)
  1.73%, 09/01/20(c)(d)(e)                        A-1        --      5,000        5,000,000
-------------------------------------------------------------------------------------------
Pierce (County of) Economic Development Corp.
  (Weyerhaeuser Real Estate); Special Revenue
  VRD Series 1997 RB
  (LOC-Bank of America N.A.)
  1.73%, 01/01/27(b)(c)                          A-1+    VMIG-1     12,705       12,705,000
-------------------------------------------------------------------------------------------
Seattle (Port of) Industrial Development
  Corp. (Sysco Food Services Project);
  Refunding VRD Series 1994 IDR
  1.72%, 11/01/25(c)                             A-1+    VMIG-1      8,000        8,000,000
-------------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Bayview
  Manor Project);
  Low Income Housing Assistance VRD Series
  1994 B RB
  (LOC-U.S. Bank N.A.)
  1.74%, 05/01/19(b)(c)                          A-1+        --      2,340        2,340,000
-------------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Pioneer
  Human Services Project); Refunding VRD
  Series 1995 RB (LOC-U.S. Bank N.A.)
  1.74%, 12/01/15(b)(c)                          A-1+        --      1,975        1,975,000
-------------------------------------------------------------------------------------------
Snohomish (County of) Housing Authority (Ebey
  Arms Centerhouse Project); Refunding
  Housing VRD Series 2003 RB
  (LOC-Bank of America N.A.)
  1.75%, 12/01/34(b)(c)(i)                         --        --      6,245        6,245,000
-------------------------------------------------------------------------------------------
Vancouver (City of) Housing Authority
  (Village Park Apartments Project); Housing
  VRD Series 2000 RB (LOC-U.S. Bank N.A.)
  1.73%, 11/02/05(b)(c)                          A-1+        --      1,430        1,430,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Central Puget Sound
  Regional Transit Authority); Sales Tax &
  Motor VRD Series 2001 A46 RB
  (Acquired 11/12/03; Cost $6,275,000)
  1.30%, 11/10/04(d)(e)(g)(k)(n)                   --    VMIG-1      6,275        6,275,000
-------------------------------------------------------------------------------------------
Washington (State of) Economic Development
  Finance Authority (Seadrunar Recycling LLC
  Project); Economic Development VRD Series
  2000 E RB (LOC-U.S. Bank N.A.)
  1.74%, 08/01/25(b)(c)                          A-1+        --      2,735        2,735,000
-------------------------------------------------------------------------------------------
Washington (State of) Health Care Facilities
  Authority
  (Empire Health Services); VRD Series 2003
  RB
  (LOC-U.S. Bank N.A.)
  1.65%, 11/01/23(b)(c)                          A-1+        --      2,335        2,335,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Washington (State of) Higher Education
  Facilities Authority
  (Cornish College Arts Project); VRD Series
  2003 A RB
  (LOC-Bank of America N.A.)
  1.73%, 12/01/33(b)(c)                            --    VMIG-1    $ 5,000   $    5,000,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Nikkei Concerns Project);
  Non-Profit Housing VRD Series 1994 RB
  (LOC-U.S. Bank N.A.)
  1.74%, 10/01/19(b)(c)                          A-1+        --      3,755        3,755,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Tacoma Art Museum Project);
  Non-Profit VRD Series 2002 RB
  (LOC-Northern Trust Co.)
  1.77%, 06/01/32(b)(m)                            --    VMIG-1      1,225        1,225,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (University Preparatory Academy
  Project); Non-Profit VRD Series 2000 RB
  (LOC-Bank of America N.A.)
  1.75%, 07/01/30(b)(c)                            --    VMIG-1      1,250        1,250,000
===========================================================================================
                                                                                157,209,792
===========================================================================================

WEST VIRGINIA-0.35%

Monongalia (County of) Building Community
  Hospital (Monongalia General Hospital);
  Refunding VRD Series 2002 A RB
  (LOC-JPMorgan Chase Bank)
  1.72%, 07/01/17(b)(c)                           A-1    VMIG-1        645          645,000
-------------------------------------------------------------------------------------------
West Virginia (State of) Hospital Finance
  Authority (Cabell Huntington); Refunding
  VRD Series 2002 A-1 RB
  (LOC-JPMorgan Chase Bank)
  1.67%, 06/01/13(b)(c)                            --    VMIG-1      9,495        9,495,000
===========================================================================================
                                                                                 10,140,000
===========================================================================================

WISCONSIN-3.44%

Kimberly (City of) (Fox Cities YMCA Project);
  VRD Series 2002 RB
  (LOC-M&I Marshall & Ilsley Bank)
  1.75%, 04/01/32(b)(c)                            --    VMIG-1      2,540        2,540,000
-------------------------------------------------------------------------------------------
Menomonee Falls (City of); Refunding Sewer
  System Series 2004 RB
  2.00%, 05/01/05(f)                               --       Aaa      1,425        1,429,517
-------------------------------------------------------------------------------------------
Waukesha (County of); Promissory Notes
  Unlimited Tax Series 2004 GO
  2.00%, 04/01/05                                  --       Aaa      1,500        1,507,192
-------------------------------------------------------------------------------------------
Wind Point (City of) (Johnson Foundation
  Project);
  VRD Series 2000 RB (LOC-Bank of Montreal)
  1.80%, 09/01/35(b)(c)                          A-1+        --      4,665        4,665,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Beaver Dam Community
  Hospitals Inc.); VRD Series 2004 B RB
  (LOC-U.S. Bank N.A.)
  1.69%, 08/15/34(b)(c)                          A-1+        --      3,000        3,000,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Wisconsin (State of) Health & Educational
  Facilities Authority (Mequon Jewish
  Project); VRD Series 2003 RB
  (LOC-JPMorgan Chase Bank)
  1.73%, 07/01/28(b)(c)                            --    VMIG-1    $ 2,150   $    2,150,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority
  (Mercy Health System); (LOC-M&I Marshall &
  Ilsley Bank)
  Pooled Loan VRD Series 2003 I RB
  1.70%, 06/01/23(b)(c)                            --    VMIG-1      9,570        9,570,000
-------------------------------------------------------------------------------------------
  VRD Series 2003 C RB
  1.72%, 08/15/23(b)(c)                            --    VMIG-1      7,300        7,300,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority
  (St. John's Home); Pooled Loan VRD Series
  2003 J RB
  (LOC-M&I Marshall & Ilsley Bank)
  1.70%, 07/01/23(b)(c)                            --    VMIG-1      4,250        4,250,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority
  (St. Luke's Medical Center); VRD Series
  1987 RB
  (LOC-KBC Bank N.V.) (Acquired 06/01/04;
  Cost $30,000,000)
  1.70%, 12/01/17(b)(c)(d)                        A-1        --     30,000       30,000,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority
  (St. Mary's School); VRD Series 2004 RB
  (LOC-M&I Marshall & Ilsley Bank)
  1.72%, 08/01/19(b)(c)                           A-1        --      2,695        2,695,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority
  (Sinai Samaritan Medical Center Inc.); VRD
  Series 1994 A RB
  (LOC-M&I Marshall & Ilsley Bank)
  1.75%, 09/01/19(b)(c)                           A-1        --      5,649        5,649,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Wheaton Franciscan
  Services); VRD Series 2003 B RB
  (LOC-U.S. Bank N.A.)
  1.69%, 08/15/33(b)(c)                          A-1+    VMIG-1      8,750        8,750,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) School Districts Cash
  Flow Management Program;
  Series 2003 B-1 COP
  2.00%, 11/01/04                                  --     MIG-1      5,565        5,568,956
-------------------------------------------------------------------------------------------
  Series 2004 A-1 COP
  3.00%, 09/20/05(o)                               --        --      8,000        8,100,676
-------------------------------------------------------------------------------------------
Wisconsin (State of); Unlimited Tax Series
  1995 A GO
  6.10%, 05/01/05(g)(l)                           NRR       Aaa      3,000        3,087,881
===========================================================================================
                                                                                100,263,222
===========================================================================================
    Total Municipal Obligations (Cost
      $2,926,404,421)                                                         2,926,404,421
===========================================================================================
TOTAL INVESTMENTS-100.40% (Cost
  $2,926,404,421)(p)                                                          2,926,404,421
===========================================================================================
OTHER ASSETS LESS LIABILITIES-(0.40%)                                           (11,669,927)
===========================================================================================
NET ASSETS-100.00%                                                           $2,914,734,494
___________________________________________________________________________________________
===========================================================================================

Investment Abbreviations:

ACES     - Automatically Convertible Extendable Security
AMT      - Alternative Minimum Tax
BAN      - Bond Anticipation Notes
CEP      - Credit Enhancement Provider
COP      - Certificate of Participation
Ctfs     - Certificates
GO       - General Obligation Bonds
IDR      - Industrial Development Revenue Bonds
Jr.      - Junior
LOC      - Letter of Credit
MERLOT   - Municipal Exempt Receipts Liquidity Optional Tender
NRR      - Not Re-Rated
P-Floats - Puttable Floating Option Tax-Exempt Receipts
PCR      - Pollution Control Revenue Bonds
PUTTERS  - Putable Tax Exempt Receipts
RAN      - Revenue Anticipation Notes
RB       - Revenue Bonds
RN       - Revenue Notes
Sub.     - Subordinated
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
VRD      - Variable Rate Demand
Wts.     - Warrants

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), except as indicated in note (i) and (o) below. NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations held by a bank custodian); this funding is pursuant to an advance refunding of this security.
(b) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined weekly. Rate shown is the rate in effect on September 30, 2004.
(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at September 30, 2004 was $691,199,000, which represented 23.71% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(e) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.

(g) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(h) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined semi-annually. Rate shown is the rate in effect on September 30, 2004.
(i) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.
(j) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined monthly. Rate shown is the rate in effect on September 30, 2004.
(k) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined at intermittent intervals. Rate shown is the rate in effect on September 30, 2004.
(l) Advance refunded; secured by an escrow fund of U.S. Treasury obligations.
(m) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined daily. Rate shown is the rate in effect on September 30, 2004.
(n) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at September 30, 2004 was $38,920,000, which represented 1.34% of the Fund's net assets.
(o) Determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest, pursuant to guidelines for the determination of quality adopted by the Board of Trustees and followed by the investment advisor.
(p) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS & LIABILITIES

September 30, 2004
(Unaudited)

ASSETS:

Investments, at market value
  (cost $2,926,404,421)        $2,926,404,421
---------------------------------------------
Cash                                  697,925
---------------------------------------------
Receivables for:
  Investments sold                  4,895,235
---------------------------------------------
  Interest                          8,879,674
---------------------------------------------
Investment for trustee
  deferred compensation and
  retirement plans                    136,908
---------------------------------------------
Other assets                          190,315
=============================================
    Total assets                2,941,204,478
_____________________________________________
=============================================

LIABILITIES:

Payables for:
  Investments purchased            23,240,918
---------------------------------------------
  Dividends                         2,730,970
---------------------------------------------
  Trustee deferred
    compensation and
    retirement plans                  215,380
---------------------------------------------
Accrued distribution fees             131,402
---------------------------------------------
Accrued transfer agent fees            91,843
---------------------------------------------
Accrued trustees fees                   1,095
---------------------------------------------
Accrued operating expenses             58,376
=============================================
    Total liabilities              26,469,984
=============================================
Net assets applicable to
  shares outstanding           $2,914,734,494
_____________________________________________
=============================================

NET ASSETS CONSIST OF:

  Shares of beneficial
    interest                   $2,914,752,505
---------------------------------------------
  Undistributed net realized
    gain (loss) from
    investment securities             (18,011)
=============================================
                               $2,914,734,494
_____________________________________________
=============================================

NET ASSETS:

Institutional Class            $1,671,593,521
_____________________________________________
=============================================
Private Investment Class       $  190,301,672
_____________________________________________
=============================================
Personal Investment Class      $    9,273,444
_____________________________________________
=============================================
Cash Management Class          $  796,326,655
_____________________________________________
=============================================
Reserve Class                  $   11,062,666
_____________________________________________
=============================================
Resource Class                 $  236,176,536
_____________________________________________
=============================================

SHARES OUTSTANDING,
  $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class             1,671,550,863
_____________________________________________
=============================================
Private Investment Class          190,288,610
_____________________________________________
=============================================
Personal Investment Class           9,270,510
_____________________________________________
=============================================
Cash Management Class             796,322,561
_____________________________________________
=============================================
Reserve Class                      11,060,717
_____________________________________________
=============================================
Resource Class                    236,175,751
_____________________________________________
=============================================
Net asset value, offering and
  redemption price per share
  for each class               $         1.00
_____________________________________________
=============================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended September 30, 2004
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $17,235,533
=========================================================================

EXPENSES:

Advisory fees                                                   3,131,846
-------------------------------------------------------------------------
Administrative services fees                                      295,697
-------------------------------------------------------------------------
Custodian fees                                                     38,978
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                        404,301
-------------------------------------------------------------------------
  Personal Investment Class                                        40,938
-------------------------------------------------------------------------
  Cash Management Class                                           334,772
-------------------------------------------------------------------------
  Reserve Class                                                    50,510
-------------------------------------------------------------------------
  Resource Class                                                  266,654
-------------------------------------------------------------------------
Transfer agent fees                                               231,258
-------------------------------------------------------------------------
Trustees' fees and retirement benefits                             29,952
-------------------------------------------------------------------------
Other                                                             317,825
=========================================================================
    Total expenses                                              5,142,731
=========================================================================
Less: Fees waived                                              (1,065,457)
=========================================================================
    Net expenses                                                4,077,274
=========================================================================
Net investment income                                          13,158,259
=========================================================================
Net realized gain (loss) from investment securities               (17,079)
=========================================================================
Net increase in net assets resulting from operations          $13,141,180
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended September 30, 2004 and the year ended March 31, 2004 (Unaudited)

                                                            SEPTEMBER 30,       MARCH 31,
                                                                 2004              2004
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                     $  13,158,259     $   22,690,885
--------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities             (17,079)            40,841
============================================================================================
    Net increase in net assets resulting from operations       13,141,180         22,731,726
============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                          (8,710,440)       (14,405,472)
--------------------------------------------------------------------------------------------
  Private Investment Class                                       (555,715)        (1,230,193)
--------------------------------------------------------------------------------------------
  Personal Investment Class                                       (20,320)           (37,490)
--------------------------------------------------------------------------------------------
  Cash Management Class                                        (2,854,661)        (5,040,826)
--------------------------------------------------------------------------------------------
  Reserve Class                                                    (4,673)            (8,425)
--------------------------------------------------------------------------------------------
  Resource Class                                               (1,012,450)        (1,968,479)
============================================================================================
    Decrease in net assets resulting from distributions       (13,158,259)       (22,690,885)
============================================================================================
Share transactions-net:
  Institutional Class                                        (282,164,384)       632,519,818
--------------------------------------------------------------------------------------------
  Private Investment Class                                     39,903,203        (77,436,378)
--------------------------------------------------------------------------------------------
  Personal Investment Class                                    (1,120,107)        (6,598,054)
--------------------------------------------------------------------------------------------
  Cash Management Class                                        28,190,366        150,447,508
--------------------------------------------------------------------------------------------
  Reserve Class                                                (2,966,860)         1,376,091
--------------------------------------------------------------------------------------------
  Resource Class                                              (63,027,459)        39,025,099
============================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                     (281,185,241)       739,334,084
============================================================================================
    Net increase (decrease) in net assets                    (281,202,320)       739,374,925
============================================================================================

NET ASSETS:

  Beginning of period                                       3,195,936,814      2,456,561,889
============================================================================================
  End of period (including undistributed net investment
    income of $0 and $0, respectively)                      $2,914,734,494    $3,195,936,814
____________________________________________________________________________________________
============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

September 30, 2004
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Tax-Free Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust consisting of one portfolio, the Tax-Free Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class are voted on exclusively by the shareholders of each class. The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. On November 4, 2003, the Fund was restructured from a separate series of Tax-Free Investments Co. to a new series portfolio of the Trust.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities.' Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       In addition, the Fund intends to invest in securities to allow it to qualify to pay shareholders "exempt interest dividends", as defined in the Internal Revenue Code of 1986, as amended.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.22%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the cap stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees;
(vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement; (viii) trustees' fees; and (ix) federal registration fees. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. For the six months ended September 30, 2004, AIM waived fees of $723,330.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2004, AIM was paid $295,697 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended September 30, 2004, AISI retained $225,258 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of the such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees for the Reserve Class during the year in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the six months ended September 30, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $202,150, $30,021, $267,818, $41,736 and $213,323, respectively, after FMC waived Plan fees of $202,151, $10,917, $66,954, $8,774 and $53,331, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.


NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM and INVESCO Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended September 30, 2004, the Fund engaged in purchases and sales of securities of $0 and $27,058,780, respectively.


NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended September 30, 2004, the Fund paid legal fees of $5,068 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended September 30, 2004.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.


NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of March 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
March 31, 2011                                                      $933
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                    CHANGES IN SHARES OUTSTANDING(A)
---------------------------------------------------------------------------------------------------------
                                         SIX MONTHS ENDED                         YEAR ENDED
                                        SEPTEMBER 30, 2004                      MARCH 31, 2004
                                 ---------------------------------    -----------------------------------
                                     SHARES            AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class             8,676,342,046    $ 8,676,342,046     13,446,683,719    $ 13,446,683,719
---------------------------------------------------------------------------------------------------------
  Private Investment Class          217,524,346        217,524,346        489,285,624         489,285,624
---------------------------------------------------------------------------------------------------------
  Personal Investment Class          20,166,779         20,166,779         26,756,133          26,756,133
---------------------------------------------------------------------------------------------------------
  Cash Management Class           2,908,837,254      2,908,837,254      5,641,820,633       5,641,820,633
---------------------------------------------------------------------------------------------------------
  Reserve Class                      77,269,739         77,269,739        156,764,612         156,764,612
---------------------------------------------------------------------------------------------------------
  Resource Class                    732,494,862        732,494,862      1,508,376,051       1,508,376,051
=========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                 5,177,367          5,177,367          7,301,226           7,301,226
---------------------------------------------------------------------------------------------------------
  Private Investment Class              318,170            318,170            737,747             737,747
---------------------------------------------------------------------------------------------------------
  Personal Investment Class               2,442              2,442              4,054               4,054
---------------------------------------------------------------------------------------------------------
  Cash Management Class               1,846,071          1,846,071          4,115,815           4,115,815
---------------------------------------------------------------------------------------------------------
  Reserve Class                           2,986              2,986              8,921               8,921
---------------------------------------------------------------------------------------------------------
  Resource Class                        936,355            936,355          1,860,224           1,860,224
=========================================================================================================
Reacquired:
  Institutional Class            (8,963,683,797)    (8,963,683,797)   (12,821,465,127)    (12,821,465,127)
---------------------------------------------------------------------------------------------------------
  Private Investment Class         (177,939,313)      (177,939,313)      (567,459,749)       (567,459,749)
---------------------------------------------------------------------------------------------------------
  Personal Investment Class         (21,289,328)       (21,289,328)       (33,358,241)        (33,358,241)
---------------------------------------------------------------------------------------------------------
  Cash Management Class          (2,882,492,959)    (2,882,492,959)    (5,495,488,940)     (5,495,488,940)
---------------------------------------------------------------------------------------------------------
  Reserve Class                     (80,239,585)       (80,239,585)      (155,397,442)       (155,397,442)
---------------------------------------------------------------------------------------------------------
  Resource Class                   (796,458,676)      (796,458,676)    (1,471,211,176)     (1,471,211,176)
=========================================================================================================
                                   (281,185,241)   $  (281,185,241)       739,334,084    $    739,334,084
_________________________________________________________________________________________________________
=========================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 50% of the outstanding shares of the Fund. The Fund's principle underwriter may have an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                     PERSONAL INVESTMENT CLASS
                                  ----------------------------------------------------------------
                                                                                    DECEMBER 4,
                                                                                        2000
                                   SIX MONTHS                                       (DATE SALES
                                      ENDED             YEAR ENDED MARCH 31,       COMMENCED) TO
                                  SEPTEMBER 30,      --------------------------      MARCH 31,
                                      2004            2004      2003      2002          2001
--------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                             $ 1.00          $  1.00   $  1.00   $ 1.00        $1.00
--------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income               0.002            0.003      0.01     0.02(a)       0.01
==================================================================================================
Less distributions from net
  investment income                  (0.002)          (0.003)    (0.01)   (0.02)       (0.01)
==================================================================================================
Net asset value, end of period       $ 1.00          $  1.00   $  1.00   $ 1.00        $1.00
__________________________________________________________________________________________________
==================================================================================================
Total return(b)                        0.19%            0.28%     0.69%    1.66%        0.95%
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                           $9,273          $10,394   $16,991   $5,102        $ 722
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                     0.77%(c)         0.77%     0.76%    0.72%        0.70%(d)
--------------------------------------------------------------------------------------------------
  Without fee waivers                  1.02%(c)         1.02%     1.02%    1.03%        1.04%(d)
__________________________________________________________________________________________________
==================================================================================================
Ratio of net investment income
  to average net assets                0.38%(c)         0.28%     0.66%    1.51%        3.35%(d)
__________________________________________________________________________________________________
==================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $10,884,016.
(d)  Annualized.

NOTE 9--LEGAL PROCEEDINGS

Terms used in this Legal Proceedings Note are defined terms solely for the purpose of this note.

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI will be paid by November 7, 2004.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the direction of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the New York Stock Exchange, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal and state securities laws;
(ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

                                    TRUSTEES                                      TAX-FREE
Bruce L. Crockett, Chair                                    Robert H. Graham      INVESTMENTS TRUST
Bob R. Baker                                                 Gerald J. Lewis      (TFIT)
Frank S. Bayley                                           Prema Mathai-Davis
James T. Bunch                                              Lewis F. Pennock                            TAX-FREE
Albert R. Dowden                                             Ruth H. Quigley                        CASH RESERVE
Edward K. Dunn, Jr.                                           Louis S. Sklar                           PORTFOLIO
Jack M. Fields                                             Larry Soll, Ph.D.
Carl Frischling                                           Mark H. Williamson                             PRIVATE
                                    OFFICERS                                                          INVESTMENT
Robert H. Graham                                                   President                               CLASS
Mark H. Williamson                                  Executive Vice President
Lisa O. Brinkley             Sr. Vice President and Chief Compliance Officer                               Semi-
Kevin M. Carome       Senior Vice President, Secretary & Chief Legal Officer                              Annual
Sidney M. Dilgren                                 Vice President & Treasurer                              Report
Stuart W. Coco                                                Vice President
Karen Dunn Kelley                                             Vice President                  September 30, 2004
Edgar M. Larsen                                               Vice President

                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                   DISTRIBUTOR
                             Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                    CUSTODIAN
                              The Bank of New York
                                 2 Hanson Place
                             Brooklyn, NY 11217-1431

                               COUNSEL TO THE FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                           Philadelphia, PA 19103-7599

                             COUNSEL TO THE TRUSTEES
                      Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                             New York, NY 10022-3852

                                 TRANSFER AGENT
                          AIM Investment Services, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM
Web site, AIMinvestments.com. On the home page, scroll down and click on AIM
Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the fund voted proxies related to its portfolio securities during the 12 months ended 6/30/04 is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select your fund from the drop-down menu.

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


TFIT-SAR-2

LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           This is the semiannual report on the performance of the
ROBERT H.           Private Investment Class of the Tax-Free Cash Reserve
GRAHAM]             Portfolio of Tax-Free Investments Trust, a money market fund investing in short-term municipal bonds of the highest
ROBERT H. GRAHAM    credit ratings. The report is for the six-month period ended
                    September 30, 2004.

                       Historically low interest rates resulted in low yields
                    for money market instruments.

                       The Federal Reserve (the Fed), which had left the federal
                    funds target rate at 1.00% since June 2003 (the lowest rate since 1958), increased the rate by 0.25% (or 25 basis points) three times during the six-month reporting period. With the latest increase on September 21, the rate stood at
1.75%. The federal funds rate is the interest rate at which depository institutions lend balances at the Fed to other depository institutions overnight. The federal funds rate does not mandate the rates offered on municipal bonds. However, the low-interest rate environment resulting from the federal funds rate, as well as the overall economic climate itself, affects all fixed-income investing.

   Indications of sustained economic growth characterized the bond market during the second quarter of 2004, according to The Bond Market Association's Research Quarterly. The report noted that considering interest rate volatility in 2004, bond markets in general have responded well to sustained economic growth. However, municipal bond issuance declined in the quarter amid rising rates and a flattening yield curve.

   Economic activity continued to expand throughout the reporting period, according to Beige Books published by the Fed. The nation's gross domestic product, generally considered the broadest measure of economic activity, grew at an annualized rate of 3.3% in the second quarter and 3.7% in the third quarter of 2004. According to the Department of Labor, 1.05 million jobs were created during the reporting period. However, a slowdown in job growth led to declining consumer confidence in August and September, according to The Conference Board. At the close of the fiscal year, the unemployment rate stood at 5.4%.

   The September Beige Book reported that the economy continued to improve in July and August, with 11 districts reporting increased activity levels during the summer. All but one district reported an increase in manufacturing activity. Labor markets remained slack across the nation, with few reports of occupational shortages, while retail sales improved modestly in July and August, according to the Beige Book report.

YOUR INVESTMENT PORTFOLIO

For the six-month period ended September 30, 2004, the seven-day SEC and monthly yields for the Tax-Free Cash Reserve Portfolio's Private Investment Class were 1.02% and 0.90%, respectively. The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for

========================================
PORTFOLIO COMPOSITION BY MATURITY
In days, as of 9/30/04

1-7                               75.5%

8-14                               2.6

15-60                              7.7

61-120                             6.7

121-180                            1.8

181-240                            0.7

241+                               5.0

The number of days to maturity of each
holding is determined in accordance with
the provisions of Rule 2a-7 under the
Investment Company Act of 1940.
========================================

[AIM INVESTMENTS LOGO APPEARS HERE]
     --Registered Trademark--

                                                                     (continued)

The views and opinions       higher yields, the portfolio continued to provide
expressed in this letter     relatively attractive returns. The weighted
are those of A I M           average maturity (WAM) remained in the 25- to
Advisors, Inc. These         42-day range; at the close of the reporting
views and opinions are       period, the WAM stood at 35 days. The portfolio
subject to change at any     continued to maintain a relatively short maturity
time based on factors        structure to take advantage of any sudden rise in
such as market and           market yields.
economic conditions.
These views and opinions        The portfolio continued to hold the highest
may not be relied upon as    credit-quality ratings given by three widely known
investment advice or         credit rating agencies: AAAm from Standard &
recommendations, or as an    Poor's, Aaa from Moody's and AAA from
offer for a particular       FitchRatings. Fund ratings are subject to change
security. Statements of      and are based on several factors including an
fact are from sources        analysis of a portfolio's overall credit quality,
considered reliable, but     market price exposure and management.
A I M Advisors, Inc.
makes no representation         The Tax-Free Cash Reserve Portfolio seeks to
or warranty as to their      provide as high a level of tax-exempt income as is
completeness or accuracy.    consistent with preservation of capital and
Although historical          maintenance of liquidity by investing in
performance is no            high-quality, short-term municipal obligations.
guarantee of future          The portfolio invests solely in securities that,
results, these insights      at the time of investment, are "First Tier," as
may help you understand      defined in Rule 2a-7 under the Investment Company
our investment management    Act of 1940.
philosophy.
                             IN CONCLUSION
THIS REPORT MUST BE
ACCOMPANIED OR PRECEDED      Despite raising the federal funds rate for the
BY A CURRENTLY EFFECTIVE     third time since June 24, as the reporting period
FUND PROSPECTUS, WHICH       ended, the Fed believed that monetary policy
CONTAINS MORE COMPLETE       remains accommodative. After the September rate
INFORMATION, INCLUDING       increase, the Fed stated that it expects
SALES CHARGES AND            underlying inflation to be relatively low, but
EXPENSES. READ IT            that it would "respond to changes in economic
CAREFULLY BEFORE YOU         prospects as needed to maintain price stability."
INVEST.
                                We are pleased to send you this report on your
PERFORMANCE QUOTED IS        investment. AIM is committed to the primary goals
PAST PERFORMANCE AND         of safety, liquidity and yield in institutional
CANNOT GUARANTEE             fund management. We are also dedicated to customer
COMPARABLE FUTURE            service. Should you have comments or questions
RESULTS; CURRENT             about this report, please contact one of our
PERFORMANCE MAY BE LOWER     representatives at 800-659-1005.
OR HIGHER. VISIT
AIMINVESTMENTS.COM FOR       Sincerely,
THE MOST RECENT MONTH-END
PERFORMANCE.                 /s/ ROBERT H. GRAHAM
                             ----------------------------------------
AN INVESTMENT IN THE FUND    Robert H. Graham
IS NOT INSURED OR            Chairman, A I M Management Group Inc.
GUARANTEED BY THE FEDERAL
DEPOSIT INSURANCE            Beginning with fiscal periods ending after
CORPORATION OR ANY OTHER     December 31, 2004, the fund files its complete
GOVERNMENT AGENCY.           schedule of portfolio holdings with the Securities
ALTHOUGH THE FUND SEEKS      and Exchange Commission ("SEC") for the first and
TO PRESERVE THE VALUE OF     third quarters of each fiscal year on Form N-Q.
YOUR INVESTMENT AT $1.00     The fund's Form N-Q filings are available on the
PER SHARE, IT IS POSSIBLE    SEC's website at http://www.sec.gov. Copies of the
TO LOSE MONEY BY             fund's Forms N-Q may be reviewed and copied at the
INVESTING IN THE FUND.       SEC's Public Reference Room at 450 Fifth Street,
                             N.W., Washington, D.C. 20549-0102. You can obtain
                             information on the operation of the Public
                             Reference Room, including information about
                             duplicating fee charges, by calling 1-202-942-8090
                             or by electronic request at the following E-mail
                             address: publicinfo@sec.gov. The SEC file numbers
                             for the fund are 8112731 and 2-58286. The fund's
                             most recent portfolio holdings, as filed on Form
                             N-Q, are also available at www.aiminvestments.com.

INFORMATION ABOUT YOUR FUND'S EXPENSES

EXAMPLE

As a shareholder of the fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2004 -September 30, 2004.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

================================================================================

                                                                            HYPOTHETICAL
                                                 ACTUAL                  (5% ANNUAL RETURN
                                                                          BEFORE EXPENSES)

                       BEGINNING         ENDING        EXPENSES        ENDING        EXPENSES
                     ACCOUNT VALUE    ACCOUNT VALUE   PAID DURING   ACCOUNT VALUE   PAID DURING
                      (04/01/04)      (09/30/04)(1)    PERIOD(2)     (09/30/04)      PERIOD(2)
PRIVATE
INVESTMENT CLASS       $1,000.00        $1,003.40        $2.36       $1,022.71         $2.38

(1) The actual ending account value is based on the actual total return of the Fund for the period April 1, 2004 to September 30, 2004 after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period April 1, 2004 to September 30, 2004 was 0.34% for Private Investment Class shares.

(2) Expenses are equal to the fund's annualized expense ratio (0.47% for Private Investment Class shares) multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
================================================================================

SCHEDULE OF INVESTMENTS

September 30, 2004
(Unaudited)

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------

MUNICIPAL OBLIGATIONS-100.40%

ALABAMA-1.62%

Birmingham (City of) Public Parks &
  Recreation Board
  (Children's Zoo Project); VRD Series 2002
  RB
  (LOC-AmSouth Bank)
  1.84%, 05/01/07(b(c)                             --    VMIG-1    $ 2,925   $    2,925,000
-------------------------------------------------------------------------------------------
Birmingham (City of) Public Parks &
  Recreation Board
  (YMCA Project); Refunding VRD Series 1996
  RB
  (LOC-AmSouth Bank)
  1.84%, 06/01/16(b)(c)                            --    VMIG-1      1,990        1,990,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Birmingham
  Waterworks & Sewer Board);
  VRD Series 2002-6009 Class A COP
  (Acquired 11/05/02; Cost $4,100,000)
  1.75%, 01/01/43(c)(d)(e)                       A-1+        --      4,100        4,100,000
-------------------------------------------------------------------------------------------
  VRD Series 2003-0007 Class A COP
  (Acquired 04/16/03; Cost $7,370,000)
  1.75%, 01/01/43(c)(d)(e)                       A-1+        --      7,370        7,370,000
-------------------------------------------------------------------------------------------
Homewood (City of) Medical Clinic Board
  (Lakeshore Foundation Project); Lease
  Revenue VRD Series 2000 RB
  (LOC-AmSouth Bank)
  1.84%, 11/01/24(b)(c)                           A-1        --      6,046        6,046,000
-------------------------------------------------------------------------------------------
Mobile (City of); Port City Medical Clinic
  Board (Infirmary Health); VRD Series 1998 B
  RB
  1.71%, 02/01/25(c)(f)                           A-1    VMIG-1      5,000        5,000,000
-------------------------------------------------------------------------------------------
Montgomery (City of) Industrial Development
  Board
  (Industrial Partners Project); Refunding
  VRD Series 1989 IDR
  (LOC-SunTrust Bank)
  1.73%, 01/01/07(b)(c)                            --       Aa2        635          635,000
-------------------------------------------------------------------------------------------
Oxford (City of); Unlimited Tax VRD Series
  2003 GO Wts.
  (LOC-Branch Banking & Trust)
  1.73%, 07/01/15(b)(c)                            --    VMIG-1      5,180        5,180,000
-------------------------------------------------------------------------------------------
Ridge (City of) Improvement District; Special
  Assessment VRD Series 2000 RB (LOC-AmSouth
  Bank)
  1.73%, 10/01/25(b)(c)                            --    VMIG-1     13,335       13,335,000
-------------------------------------------------------------------------------------------
Tuscaloosa (City of) Educational Building
  Authority (Stillman College Project);
  Refunding Capital Improvement VRD Series
  2002 A RB (LOC-AmSouth Bank)
  1.84%, 10/01/23(b)(c)                            --    VMIG-1        500          500,000
===========================================================================================
                                                                                 47,081,000
===========================================================================================

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------

ALASKA-0.13%

Alaska (State of) Industrial Development &
  Export Authority
  (Safeway Inc. Projects); Refunding VRD
  Series 1991 IDR
  (LOC-Deutsche Bank A.G.)
  1.45%, 12/01/04(b)(g)(h)                        A-1        --    $ 1,895   $    1,895,000
-------------------------------------------------------------------------------------------
Alaska (State of) Industrial Development
  Authority
  (Alaska Hotel Properties Inc. Project); VRD
  Series 1986 IDR
  (LOC-Royal Bank of Scotland)
  (Acquired 12/17/02; Cost $800,000)
  1.70%, 06/01/06(b)(c)(d)                         --       Aa1        800          800,000
-------------------------------------------------------------------------------------------
Matanuska-Susitna (Borough of); Unlimited Tax
  Series 1998 A GO
  4.50%, 03/01/05(f)                              AAA       Aaa      1,000        1,012,718
===========================================================================================
                                                                                  3,707,718
===========================================================================================

ARIZONA-1.43%

Apache (County of) Industrial Development
  Authority
  (Tucson Electric Power Co.); Floating Rate
  Series 1982 A IDR
  (LOC-Credit Suisse First Boston)
  1.75%, 12/15/18(b)(c)                           A-1    VMIG-1      6,625        6,625,000
-------------------------------------------------------------------------------------------
Casa Grande (City of) Industrial Development
  Authority (Center Park Apartments Project);
  Refunding Multi-Family Housing VRD Series
  2001 A IDR (CEP-Federal National Mortgage
  Association)
  1.72%, 06/15/31(c)                               --    VMIG-1      2,010        2,010,000
-------------------------------------------------------------------------------------------
Casa Grande (City of) Industrial Development
  Authority (Quail Gardens Apartments);
  Refunding Multi-Family Housing VRD Series
  2001 A IDR (CEP-Federal National Mortgage
  Association)
  1.72%, 06/15/31(c)                               --    VMIG-1      1,550        1,550,000
-------------------------------------------------------------------------------------------
Phoenix (City of) Civic Improvement Corp.;
  Wastewater System Series 2003 BAN
  1.22%, 11/12/04                                A-1+       P-1     10,000       10,000,000
-------------------------------------------------------------------------------------------
  1.23%, 12/16/04                                A-1+       P-1      5,000        5,000,000
-------------------------------------------------------------------------------------------
  1.27%, 01/10/05                                A-1+       P-1      6,000        6,000,000
-------------------------------------------------------------------------------------------
Phoenix (City of) Industrial Development
  Authority
  (Lynwood Apartments Project); Refunding VRD
  Series 1994 IDR
  (CEP-Federal Home Loan Bank)
  1.75%, 10/01/25(c)                             A-1+        --      6,020        6,020,000
-------------------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Tucson Electric Power
  Co.-Irvington Road Project); VRD Series
  1982 IDR (LOC-Credit Suisse First Boston)
  1.68%, 10/01/22(b)(c)                           A-1    VMIG-1      2,000        2,000,000
-------------------------------------------------------------------------------------------
University of Arizona (University of Arizona
  Projects);
  VRD Series 2004 B COP
  1.64%, 06/01/31(c)(f)                          A-1+    VMIG-1      2,550        2,550,000
===========================================================================================
                                                                                 41,755,000
===========================================================================================

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------

ARKANSAS-0.09%

Pulaski (County of) Public Facilities Board
  (Health Facilities-Central Arkansas
  Radiation Therapy Inc. Project);
  Educational Facilities VRD Series 2001 RB
  (LOC-Bank of America N.A.)
  1.75%, 07/01/08(b)(c)(i)                         --        --    $ 2,500   $    2,500,000
===========================================================================================

CALIFORNIA-0.05%

San Diego (County of) (Friends of Chabad
  Lubavitch);
  VRD Series 2003 COP (LOC-Comerica Bank)
  1.78%, 01/01/23(b)(c)(i)                         --        --      1,500        1,500,000
===========================================================================================

COLORADO-2.39%

Colorado (State of) Educational & Cultural
  Facilities Authority (Denver Art Museum
  Project); VRD Series 2003 RB
  (LOC-Wells Fargo Bank N.A.)
  1.71%, 01/01/33(b)(c)                          A-1+        --      1,000        1,000,000
-------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Denver Seminary
  Project); VRD Series 2004 RB
  (LOC-Wells Fargo Bank N.A.)
  1.71%, 07/01/24(b)(c)                          A-1+        --      1,200        1,200,000
-------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (National Cable
  Television Center & Museum Project);
  VRD Series 1999 RB (LOC-Wells Fargo Bank
  N.A.)
  1.71%, 10/01/06(b)(c)                          A-1+        --      1,505        1,505,000
-------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority
  (Regis Jesuit High School Project); VRD
  Series 2003 RB
  (LOC-Wells Fargo Bank N.A.)
  1.71%, 12/01/33(b)(c)                          A-1+        --      5,015        5,015,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority
  (Arapahoe House Project); VRD Series 2004 A
  RB
  (LOC-Wells Fargo Bank N.A.)
  1.76%, 04/01/24(b)(c)                          A-1+        --      1,200        1,200,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority
  (Christian Living Project); Refunding VRD
  Series 2002 A RB
  (LOC-U.S. Bank N.A.)
  1.74%, 01/01/31(b)(c)                          A-1+        --      3,400        3,400,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority
  (Craig Hospital Project); Refunding VRD
  Series 2003 RB
  (LOC-Wells Fargo Bank N.A.)
  1.71%, 12/01/20(b)(c)                          A-1+        --      5,605        5,605,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority
  (Golden West Manor Inc. Project); VRD
  Series 2002 A RB
  (LOC-U.S. Bank N.A.)
  1.74%, 07/01/32(b)(c)                          A-1+        --      4,210        4,210,000
-------------------------------------------------------------------------------------------
Colorado Springs (City of) (Pikes Peak Mental
  Health);
  VRD Series 2003 RB (LOC-Wells Fargo Bank
  N.A.)
  1.71%, 03/15/23(b)(c)                          A-1+        --      3,570        3,570,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

Denver (City & County of) (Kentucky Circle
  Village Project); VRD Series 2000 RB
  (LOC-Mountain States Bank, U.S. Bank N.A.)
  1.74%, 10/01/29(b)(c)                          A-1+        --    $ 1,740   $    1,740,000
-------------------------------------------------------------------------------------------
Idaho Springs (City of); (Safeway Inc.
  Project);
  Refunding VRD Series 1993 IDR (LOC-Deutsche
  Bank A.G.)
  1.45%, 12/01/04(b)(g)(h)                       A-1+        --        940          940,000
-------------------------------------------------------------------------------------------
Jefferson (County of) School District No.
  R-001; Series 2004 A TAN
  3.00%, 06/30/05                               SP-1+     MIG-1     30,000       30,332,309
-------------------------------------------------------------------------------------------
Lafayette (City of) Exempla Improvement
  District
  (Special Improvement No. 2-01);
  Refunding Special Assessment VRD Series
  2002 RB
  (LOC-Wells Fargo Bank N.A.)
  1.72%, 12/01/22(b)(c)                          A-1+        --      1,000        1,000,000
-------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (City & County of
  Denver Water);
  VRD Series 2003 PT-1872 RB
  (Acquired 05/29/03; Cost $7,830,000)
  1.73%, 12/01/22(c)(d)(e)(i)                      --        --      7,830        7,830,000
-------------------------------------------------------------------------------------------
Regional Transportation (District of);
  Refunding Sales Tax Series 2003 A RB
  3.00%, 11/01/04(f)                              AAA       Aaa      1,000        1,001,613
===========================================================================================
                                                                                 69,548,922
===========================================================================================

CONNECTICUT-0.09%

Connecticut (State of) Development Authority
  (Central Vermont Public Service); Floating
  Rate Series 1985 PCR
  (LOC-Royal Bank of Scotland)
  1.35%, 12/01/15(b)(j)                          A-1+        --      1,400        1,400,000
-------------------------------------------------------------------------------------------
Connecticut (State of) Development Authority
  (Connecticut Water Co. Project); Refunding
  Water Facilities VRD Series 2004 B RB
  (LOC-Royal Bank of Scotland)
  1.70%, 09/01/28(b)(c)                          A-1+        --      1,125        1,125,000
===========================================================================================
                                                                                  2,525,000
===========================================================================================

DELAWARE-0.28%

Delaware (State of) Economic Development
  Authority
  (Independent School Inc. Project); VRD
  Series 2003 RB
  (LOC-Royal Bank of Scotland)
  1.69%, 07/01/33(b)(c)                          A-1+        --      8,250        8,250,000
===========================================================================================

DISTRICT OF COLUMBIA-0.89%

District of Columbia (Consortium Issue); VRD
  Series 1998 RB
  (LOC-Wachovia Bank N.A.)
  1.69%, 07/01/23(b)(c)                           A-1        --     15,755       15,755,000
-------------------------------------------------------------------------------------------
District of Columbia (National Children's
  Center Inc.);
  VRD Series 1993 RB (LOC-Bank of America
  N.A.)
  1.70%, 02/01/20(b)(c)                          A-1+        --      3,385        3,385,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA-(CONTINUED)

District of Columbia (Resources for the
  Future Inc.);
  VRD Series 1998 RB (LOC-Wachovia Bank N.A.)
  (Acquired 09/26/03; Cost $2,015,000)
  1.75%, 08/01/29(b)(c)(d)                        A-1        --    $ 2,015   $    2,015,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (District of Columbia
  Water & Sewer Authority); VRD Series 2003
  A12 RB
  (Acquired 02/24/03; Cost $4,655,000)
  1.74%, 10/01/17(c)(d)(e)                         --    VMIG-1      4,655        4,655,000
===========================================================================================
                                                                                 25,810,000
===========================================================================================

FLORIDA-3.88%

ABN AMRO Munitops Ctfs. Trust (County of
  Escambia);
  Refunding Florida Non-AMT VRD Series
  2002-24 Ctfs.
  (Acquired 10/24/02; Cost $5,000,000)
  1.73%, 10/01/10(c)(d)(e)                         --    VMIG-1      5,000        5,000,000
-------------------------------------------------------------------------------------------
Capital Projects Finance Authority (Capital
  Projects Loan Program); VRD Series 1997 A
  RB
  1.74%, 08/01/17(c)(f)                          A-1+        --      1,050        1,050,000
-------------------------------------------------------------------------------------------
Clay (County of) Housing Finance Authority
  (Bluff Housing); Refunding Multi-Family
  Housing VRD Series 2001 A RB
  (CEP-Federal Home Loan Mortgage Corp.)
  1.70%, 11/01/14(c)                             A-1+        --      1,150        1,150,000
-------------------------------------------------------------------------------------------
Collier (County of) Health Facilities
  Authority
  (Cleveland Clinic Health); VRD Hospital
  Series 2003 C-2 BAN
  (LOC-JPMorgan Chase Bank)
  1.55%, 11/22/04(c)                             A-1+    VMIG-1      3,500        3,500,000
-------------------------------------------------------------------------------------------
Collier (County of) Industrial Development
  Authority
  (Redlands Christian Migrant); VRD Series
  2001 RB
  (LOC-Bank of America N.A.)
  1.75%, 12/01/26(b)(c)(i)                         --        --      2,900        2,900,000
-------------------------------------------------------------------------------------------
Duval (County of) Housing Finance Authority
  (Sunbeam Road Apartments Project);
  Refunding Multi-Family Housing VRD Series
  1997 RB
  (LOC-Bank of America N.A.)
  1.70%, 07/01/25(b)(c)                          A-1+        --      1,000        1,000,000
-------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (Baptist Medical Center Project);
  VRD Hospital Series 2003 B RB
  (LOC-Bank of America N.A.)
  0.98%, 12/22/04(b)(g)(k)                       A-1+        --     19,000       19,000,000
-------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority
  (Samuel C. Taylor Foundation Project); VRD
  Series 1998 RB (LOC-Bank of America N.A.)
  (Acquired 02/20/01; Cost $2,800,000)
  1.75%, 12/01/23(b)(c)(d)(i)                      --        --      2,800        2,800,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Jacksonville (City of) Health Facilities
  Authority (University of Florida
  Jacksonville Physicians, Inc.); VRD Series
  2002 RB
  (LOC-Bank of America N.A.)
  1.73%, 06/01/22(b)(c)                            --    VMIG-1    $12,140   $   12,140,000
-------------------------------------------------------------------------------------------
Lakeland (City of) Electric & Water;
  Refunding Series 1992 RB
  5.63%, 10/01/04(l)                              NRR        --      2,000        2,000,000
-------------------------------------------------------------------------------------------
Marion (County of) Hospital District (Munroe
  Regional Health System); Health System
  Improvement VRD Series 2000 RB
  (LOC-AmSouth Bank)
  1.72%, 10/01/30(b)(c)                            --    VMIG-1     13,375       13,375,000
-------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (State of Florida
  Mid-Bay Bridge Authority); VRD Series 2002
  PT-1531 RB
  (Acquired 10/10/02; Cost $9,100,000)
  1.72%, 10/01/18(c)(d)(e)                       A-1+        --      9,100        9,100,000
-------------------------------------------------------------------------------------------
Miami-Dade (County of) Educational Facilities
  Authority
  (Carlos Albizu University Project); VRD
  Series 2000 RB
  (LOC-Bank of America N.A.)
  1.75%, 12/01/25(b)(c)(i)                         --        --      9,400        9,400,000
-------------------------------------------------------------------------------------------
Miami-Dade (County of) Industrial Development
  Authority
  (Palmer Trinity Private School Project);
  VRD Series 1999 IDR
  (LOC-Bank of America N.A.)
  1.75%, 12/01/19(b)(c)(i)                         --        --      3,300        3,300,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (State of Florida Department of
  Environmental Protection); Floating Rate
  Trust Ctfs. VRD Series 2002-722 RB
  (Acquired 11/13/02; Cost $9,850,000)
  1.73%, 07/01/22(c)(d)(e)                        A-1        --      9,850        9,850,000
-------------------------------------------------------------------------------------------
North Miami (City of) Educational Facilities
  (Miami Country Day School Project); VRD
  Series 1999 RB
  (LOC-Bank of America N.A.)
  1.75%, 08/01/19(b)(c)(i)                         --        --      1,550        1,550,000
-------------------------------------------------------------------------------------------
Orange (County of) Health Facilities
  Authority
  (Adventist Health System); VRD Series 1992
  RB
  (LOC-SunTrust Bank)
  1.70%, 11/15/14(b)(c)                          A-1+    VMIG-1      1,155        1,155,000
-------------------------------------------------------------------------------------------
Orange (County of) Health Facilities
  Authority (Presbyterian Retirement
  Communities Project); VRD Series 1998 RB
  (LOC-Bank of America N.A.)
  (Acquired 01/29/02-09/01/04; Cost
  $5,129,000)
  1.75%, 11/01/28(b)(c)(d)(i)                      --        --      5,129        5,129,000
-------------------------------------------------------------------------------------------
Palm Beach (County of) Educational Facilities
  Authority (Atlantic College Project);
  Educational Facilities VRD Series 2001 RB
  (LOC-Bank of America N.A.)
  1.75%, 12/01/31(b)(c)(i)                         --        --      2,800        2,800,000
-------------------------------------------------------------------------------------------
Pasco (County of); Refunding Water & Sewer
  Series 2002 RB
  5.00%, 10/01/04(f)                              AAA       Aaa      1,000        1,000,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Tampa (City of) (Agency for Community
  Treatment DACCO Project); VRD Series 2001
  RB (LOC-Bank of America N.A.)
  1.75%, 07/01/22(b)(c)(i)                         --        --    $ 5,080   $    5,080,000
-------------------------------------------------------------------------------------------
University of North Florida Foundation, Inc.
  (Parking System);
  VRD Series 1998 RB (LOC-Wachovia Bank N.A.)
  1.73%, 05/01/28(b)(c)                           A-1        --        800          800,000
===========================================================================================
                                                                                113,079,000
===========================================================================================

GEORGIA-5.07%

Athens-Clarke (County of) Unified Government
  Development Authority (University of
  Georgia Athletic Association Project);
  VRD Series 2003 RB (LOC-Bank of America
  N.A.)
  1.76%, 08/01/33(b)(i)(m)                         --        --      3,500        3,500,000
-------------------------------------------------------------------------------------------
Clayton (County of) Development Authority
  (Delta Airlines Project); Special
  Facilities VRD Series 2000 A RB
  (CEP-General Electric Capital Corp.)
  1.71%, 06/01/29(c)                             A-1+    VMIG-1      7,500        7,500,000
-------------------------------------------------------------------------------------------
Cobb (County of) Housing Authority (Tamarron
  Apartments Project); Refunding Multi-Family
  Housing VRD Series 2003 RB
  (CEP-Federal Home Loan Mortgage Corp.)
  1.70%, 03/01/24(c)                             A-1+        --      5,050        5,050,000
-------------------------------------------------------------------------------------------
Cobb (County of) School District; Limited Tax
  Series 2004 GO
  1.75%, 12/31/04                                  --     MIG-1     20,000       20,038,500
-------------------------------------------------------------------------------------------
DeKalb (County of) Hospital Authority
  (DeKalb Medical Center Inc. Project); VRD
  Series 2000 B RB
  (LOC-Wachovia Bank N.A.)
  1.69%, 10/01/25(b)(c)                            --    VMIG-1     10,925       10,925,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Georgia);
  VRD Series 2000-1001 C COP (Acquired
  07/26/00; Cost $20,000,000)
  1.75%, 07/01/15(c)(d)(e)                       A-1+        --     20,000       20,000,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (City of Dalton); Utilities VRD
  Series 2003 A02 RB
  (Acquired 08/25/04; Cost $4,895,000)
  1.74%, 01/01/12(c)(d)(e)                         --    VMIG-1      4,895        4,895,000
-------------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Bridgeway Foundation for Education
  Project); Educational Facilities VRD Series
  2000 RB
  (LOC-Wachovia Bank N.A.)
  1.74%, 06/01/15(b)(c)                           A-1        --      1,400        1,400,000
-------------------------------------------------------------------------------------------
Fulton (County of) Hospital Authority
  (Northside Hospital Inc.);
  VRD Series 2003 A RAN (LOC-Wachovia Bank
  N.A.)
  1.69%, 10/01/18(b)(c)                            --    VMIG-1     28,860       28,860,000
-------------------------------------------------------------------------------------------
Georgia (State of); Unlimited Tax Series 1999
  D GO
  5.80%, 11/01/04                                 AAA       Aaa      1,400        1,405,461
-------------------------------------------------------------------------------------------
Gwinnett (County of) School District; Limited
  Construction Sales Tax Notes Series 2004 GO
  1.75%, 12/30/04                                  --     MIG-1     15,000       15,025,977
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

Houston (County of) Hospital Authority; VRD
  Series 2002 RB
  (LOC-Wachovia Bank N.A.)
  1.69%, 10/01/14(b)(c)                           A-1        --    $ 9,230   $    9,230,000
-------------------------------------------------------------------------------------------
Private Colleges & Universities Authority
  (Mercer University Project); VRD Series
  2003 RB (LOC-Branch Banking & Trust)
  1.82%, 10/01/32(b)(c)                            --    VMIG-1      7,260        7,260,000
-------------------------------------------------------------------------------------------
Roswell (City of) Housing Authority (Rosemont
  Apartments Project); Refunding Multi-Family
  Housing VRD Series 2003 RB
  (CEP-Federal Home Loan Mortgage Corp.)
  1.70%, 01/01/34(c)                             A-1+        --     10,555       10,555,000
-------------------------------------------------------------------------------------------
Smyrna (City of) Hospital Authority
  (Ridgeview Institute Inc. Project); VRD
  Series 2002 RB (LOC-Wachovia Bank N.A.)
  1.74%, 11/01/27(b)(c)                            --    VMIG-1      2,210        2,210,000
===========================================================================================
                                                                                147,854,938
===========================================================================================

HAWAII-0.37%

Eagle Tax Exempt Trust (State of Hawaii); VRD
  Series 2000-1101 COP (Acquired 01/11/01;
  Cost $6,000,000)
  1.75%, 12/01/16(c)(d)(e)                       A-1+        --      6,000        6,000,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (State of Hawaii);
  Unlimited Tax VRD Series 2003 A16 GO
  (Acquired 02/27/03; Cost $3,885,000)
  1.74%, 07/01/18(c)(d)(e)                         --    VMIG-1      3,885        3,885,000
-------------------------------------------------------------------------------------------
Hawaii (State of); Refunding Unlimited Tax
  Series 1997 CO GO
  6.00%, 03/01/05(f)                              AAA       Aaa      1,000        1,020,421
===========================================================================================
                                                                                 10,905,421
===========================================================================================

IDAHO-0.47%

Custer (County of) Pollution Control (Amoco
  Oil Co.-Standard Oil Industry Project); VRD
  Series 1983 RB
  0.90%, 04/01/05(g)(h)                          A-1+       Aa1     10,000       10,000,000
-------------------------------------------------------------------------------------------
Magic Valley Healthcare System Inc.
  (Magic Valley Regional Medical Center
  Project);
  VRD Series 2001 RB (LOC-Wells Fargo Bank
  N.A.)
  1.71%, 12/01/21(b)(c)                            --    VMIG-1      3,640        3,640,000
===========================================================================================
                                                                                 13,640,000
===========================================================================================

ILLINOIS-14.26%

ABN AMRO Munitops Ctfs. Trust (City of
  Chicago); Refunding
  Multi-State Non-AMT VRD Limited Tax Series
  2001-34 Ctfs. (Acquired 11/15/01; Cost
  $10,000,000)
  1.75%, 07/01/07(c)(d)(e)                         --    VMIG-1     10,000       10,000,000
-------------------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois Sales Tax); VRD Series
  1998-25 Class A RB
  (Acquired 08/26/99; Cost $10,000,000)
  1.75%, 03/15/07(c)(d)(e)                        A-1       Aa2     10,000       10,000,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois);
  VRD Series 2002-190 Class A RB
  (Acquired 05/06/02; Cost $10,130,000)
  1.75%, 06/05/14(c)(d)(e)                        A-1        --    $10,130   $   10,130,000
-------------------------------------------------------------------------------------------
Chicago (City of); VRD Limited Tax Obligation
  Tender Series 2004 GO (LOC-State Street
  Bank & Trust Co.)
  1.05%, 01/13/05(b)(g)(k)                      SP-1+     MIG-1      4,000        4,000,000
-------------------------------------------------------------------------------------------
Chicago (City of); VRD Unlimited Tax Series
  2002 B GO
  1.70%, 01/01/37(c)(f)                          A-1+    VMIG-1      8,400        8,400,000
-------------------------------------------------------------------------------------------
Crestwood (City of) (Trinity Christian
  College);
  VRD Series 2003 RB (LOC-Fifth Third Bank)
  1.51%, 09/01/28(b)(c)                          A-1+        --      3,775        3,775,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago Water
  & Sewer); VRD Series 2001-1308 COP
  (Acquired 12/12/01; Cost $8,655,000)
  1.75%, 11/01/26(c)(d)(e)                       A-1+        --      8,655        8,655,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago); VRD
  Series 2001-1305 COP (Acquired 04/02/01;
  Cost $4,950,000)
  1.84%, 01/01/35(c)(d)(e)                       A-1+        --      4,950        4,950,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (County of Cook
  Regional Transportation Authority); VRD
  Series 2000-1303 COP
  (Acquired 03/26/01; Cost $19,000,000)
  1.75%, 07/01/23(c)(d)(e)                       A-1+        --     19,000       19,000,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Illinois);
  VRD Unlimited Tax Series 2003-0023 Class A
  COP
  (Acquired 06/12/03; Cost $3,775,000)
  1.75%, 06/01/15(c)(d)(e)                       A-1+        --      3,775        3,775,000
-------------------------------------------------------------------------------------------
  VRD Series 2000-1304 COP (Acquired
  06/27/00; Cost $7,340,000)
  1.75%, 06/01/21(c)(d)(e)                       A-1+        --      7,340        7,340,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Chicago Park
  District);
  VRD Unlimited Tax Series 2002-1306 Class A
  COP
  (Acquired 05/02/02; Cost $5,500,000)
  1.75%, 01/01/29(c)(d)(e)                       A-1+        --      5,500        5,500,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago
  Public Building Commission); VRD Series
  2003-0015 Class A COP (Acquired 05/14/03;
  Cost $2,800,000)
  1.75%, 12/01/14(c)(d)(e)                       A-1+        --      2,800        2,800,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (Central Lake County
  Joint Action Water Agency); VRD Series 2003
  B18 RB
  (Acquired 02/19/03; Cost $3,155,000)
  1.74%, 05/01/20(c)(d)(e)                         --    VMIG-1      3,155        3,155,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (City of Chicago Board of
  Education);
  VRD Unlimited Tax Series 2000 A4 GO
  (Acquired 11/12/03; Cost $4,845,000)
  1.30%, 11/10/04(d)(e)(g)(k)(n)                   --    VMIG-1      4,845        4,845,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

First Union MERLOTs (City of Chicago); VRD
  Limited Tax Series 2000 A12 GO (Acquired
  10/13/00; Cost $10,000,000)
  1.74%, 01/01/23(c)(d)(e)                         --    VMIG-1    $10,000   $   10,000,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (City of Chicago
  Emergency Telephone System); VRD Limited
  Tax Series 2002 A44 GO
  (Acquired 08/02/02; Cost $7,855,000)
  1.74%, 01/01/20(c)(d)(e)                         --    VMIG-1      7,855        7,855,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (Cook County Regional
  Transportation Authority);
  VRD Unlimited Tax Series 2001 A93 GO
  (Acquired 10/10/01; Cost $3,670,000)
  1.74%, 07/01/27(c)(d)(e)                         --    VMIG-1      3,670        3,670,000
-------------------------------------------------------------------------------------------
  VRD Unlimited Tax Series 2002 A41 GO
  (Acquired 07/25/02; Cost $17,825,000)
  1.74%, 06/01/17(c)(d)(e)                         --    VMIG-1     17,825       17,825,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (Cook County); VRD
  Unlimited Tax Series 2003 B11 GO (Acquired
  01/29/03; Cost $7,000,000)
  1.74%, 11/15/25(c)(d)(e)                         --    VMIG-1      7,000        7,000,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (State of Illinois); VRD
  Unlimited Tax Series 2001 A124 GO (Acquired
  11/26/01; Cost $7,915,000)
  1.74%, 11/01/26(c)(d)(e)                        A-1        --      7,915        7,915,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (University of Illinois);
  VRD Series 2000 S GO (Acquired 03/20/00;
  Cost $7,400,000)
  1.74%, 04/01/30(c)(d)(e)                         --    VMIG-1      7,400        7,400,000
-------------------------------------------------------------------------------------------
Glendale Heights (City of) (Glendale Lakes
  Project);
  Refunding Multi-Family Housing VRD Series
  2000 RB
  (CEP-Federal Home Loan Mortgage Corp.)
  1.69%, 03/01/30(c)                             A-1+        --     14,845       14,845,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (American College of Surgeons); VRD Series
  1996 RB
  (LOC-Northern Trust Co.)
  1.60%, 08/01/26(b)(c)                          A-1+        --      7,298        7,298,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (BAPS Inc. Project); VRD Series
  2002 RB (LOC-Comerica Bank)
  1.70%, 06/01/17(b)(c)                           A-1        --      9,000        9,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (British Home for Retired Men & Women);
  VRD Series 2001 RB (LOC-ABN AMRO Bank N.V.)
  1.71%, 11/01/27(b)(c)                           A-1        --      9,120        9,120,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (Chicago Shakespeare Theater Project); VRD
  Series 1999 RB
  (LOC-ABN AMRO Bank N.V.) (Acquired
  09/24/03; Cost $4,100,000)
  1.71%, 01/01/19(b)(c)(d)                        A-1        --      4,100        4,100,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority (Embers Elementary School
  Project); Educational Facilities VRD Series
  2002 RB (LOC-ABN AMRO Bank N.V.)
  (Acquired 11/04/03; Cost $2,250,000)
  1.72%, 04/01/32(b)(c)(d)                        A-1        --    $ 2,250   $    2,250,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (Evanston Northwestern); VRD Series 2001 C
  RB
  1.70%, 05/01/31(c)                             A-1+    VMIG-1     10,000       10,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (Glenwood School for Boys); VRD Series 1998
  RB
  (LOC-Bank of Montreal)
  1.70%, 02/01/33(b)(c)                          A-1+        --      2,100        2,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (Institute of Gas Technology Project); VRD
  Series 1999 IDR
  (LOC-Bank of Montreal)
  1.80%, 09/01/24(b)(c)                          A-1+        --      2,000        2,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (Lyric Opera of Chicago Project); VRD
  Series 1994 RB
  (LOC-Northern Trust Co., Bank of Montreal,
  JPMorgan Chase Bank)
  1.70%, 12/01/28(b)(c)                          A-1+    VMIG-1     30,000       30,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (Mount Carmel High School Project); VRD
  Series 2003 RB
  (LOC-JPMorgan Chase Bank)
  1.70%, 07/01/33(b)(c)                            --    VMIG-1      5,600        5,600,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (Museum of Contemporary Art Project); VRD
  Series 1994 RB
  (LOC-JPMorgan Chase Bank, Northern Trust
  Co.)
  1.70%, 02/01/29(b)(c)                           A-1    VMIG-1     14,950       14,950,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (North Shore Country Day School); VRD
  Series 2003 RB
  (LOC-Northern Trust Co.)
  1.70%, 07/01/33(b)(c)                            --    VMIG-1      2,825        2,825,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (Oak Park Residence Corp. Project); VRD
  Series 2001 RB
  (LOC-ABN AMRO Bank N.V.) (Acquired
  01/29/03; Cost $2,975,000)
  1.71%, 07/01/41(b)(c)(d)                        A-1        --      2,975        2,975,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (Sacred Heart Schools Project); VRD Series
  2003 RB
  (LOC-Fifth Third Bank)
  1.70%, 07/01/33(b)(c)                            --    VMIG-1      4,600        4,600,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (West Central Illinois
  Educational Project); VRD Series 2002 RB
  (LOC-JPMorgan Chase Bank)
  1.70%, 09/01/32(b)(c)                            --    VMIG-1      4,800        4,800,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority
  (World Communications Inc.); VRD Series
  2000 RB
  (LOC-ABN AMRO Bank N.V.)
  1.70%, 08/01/15(b)(c)                            --    VMIG-1    $ 1,000   $    1,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Aurora University); VRD Series
  2002 RB (LOC-Fifth Third Bank)
  1.75%, 03/01/32(b)(c)                            --    VMIG-1      3,300        3,300,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority
  (Chicago Children's Museum); VRD Series
  1994 RB
  (LOC-JPMorgan Chase Bank)
  1.70%, 02/01/28(b)(c)                           A-1    VMIG-1      2,900        2,900,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (DePaul University); VRD Series
  1992 CP-1 RB (LOC-Northern Trust Co.)
  1.70%, 04/01/26(b)(c)                          A-1+    VMIG-1      1,800        1,800,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority
  (National Louis University); VRD Series
  1999 B RB
  (LOC-JPMorgan Chase Bank)
  1.70%, 06/01/29(b)(c)                          A-1+        --      2,300        2,300,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority
  (University Pooled Financing Program); VRD
  Series 1985 RB
  1.70%, 12/01/05(c)(f)                           A-1    VMIG-1      1,050        1,050,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Alexian Brothers Health);
  VRD Series 2004 RB (LOC-JPMorgan Chase
  Bank)
  1.67%, 04/01/35(b)(c)                          A-1+    VMIG-1      1,000        1,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Jewish
  Charities);
  VRD Series 2004 A RN (LOC-Bank of Montreal)
  1.70%, 06/30/05(b)(c)                          A-1+        --      7,630        7,630,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Kohl
  Children's Museum);
  VRD Series 2004 RB (LOC-Fifth Third Bank)
  1.70%, 07/01/34(b)(c)                            --    VMIG-1      2,680        2,680,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Northwestern University);
  VRD Sub-Series 2004 A RB
  1.69%, 12/01/34(c)                             A-1+    VMIG-1      8,000        8,000,000
-------------------------------------------------------------------------------------------
  VRD Sub-Series 2004 B RB
  1.70%, 12/01/34(c)                             A-1+    VMIG-1      6,000        6,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority
  (Bensenville Home Society); VRD Series 1989
  A RB
  (LOC-JPMorgan Chase Bank)
  1.71%, 02/15/19(b)(c)                           A-1        --      1,150        1,150,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Blessing Hospital);
  VRD Series 1999 B RB
  1.74%, 11/15/29(c)(f)                           A-1    VMIG-1      4,710        4,710,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Cradle Society Project); VRD
  Series 1998 RB (LOC-JPMorgan Chase Bank)
  1.70%, 04/01/33(b)(c)                          A-1+        --      1,600        1,600,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Health Facilities
  Authority (Edward Hospital Obligated
  Group); VRD Series 2001 C RB
  1.71%, 02/01/34(c)(f)                           A-1    VMIG-1    $ 2,050   $    2,050,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Franciscan Eldercare Project);
  Refunding VRD Series 1996 E RB
  (LOC-ABN AMRO Bank N.V.)
  1.67%, 05/15/27(b)(c)                           A-1        --      5,660        5,660,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority
  (Northwestern Memorial Hospital); VRD
  Series 1995 RB
  1.70%, 08/15/25(c)                             A-1+    VMIG-1      1,000        1,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority
  (Peace Memorial Ministries); VRD Series
  2003 B RB
  (LOC-ABN AMRO Bank N.V.)
  1.69%, 08/15/33(b)(c)                           A-1        --      9,845        9,845,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Resurrection Health); VRD Series
  1999 B RB
  1.71%, 05/15/29(c)(f)                           A-1    VMIG-1      2,210        2,210,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority
  (St. Luke's Medical Center); VRD Series
  1998 B RB
  1.71%, 11/15/23(c)(f)                          A-1+    VMIG-1      1,000        1,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority;
  Revolving Fund Pooled VRD Series 1985 C RB
  (LOC-JPMorgan Chase Bank)
  1.70%, 08/01/15(b)(c)                          A-1+    VMIG-1      8,100        8,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Toll Highway Authority;
  Refunding Toll Highway VRD Series 1998 B RB
  1.75%, 01/01/16(c)(f)                           AAA    VMIG-1     15,900       15,900,000
-------------------------------------------------------------------------------------------
  1.75%, 01/01/17(c)(f)                           AAA    VMIG-1      4,600        4,600,000
-------------------------------------------------------------------------------------------
Lombard (City of) (Clover Creek Apartments
  Project);
  VRD Multi-Family Housing Series 2000 RB
  (CEP-Federal National Mortgage Association)
  1.72%, 12/15/30(c)                             A-1+        --     14,855       14,855,000
-------------------------------------------------------------------------------------------
McCook (City of) (Illinois Saint Andrew
  Society);
  VRD Series 1996 A RB (LOC-Northern Trust
  Co.)
  1.72%, 12/01/21(b)(c)                          A-1+        --      5,000        5,000,000
-------------------------------------------------------------------------------------------
Oak Forest (City of) (Homewood Pool-South
  Suburban Mayors & Managers Association
  Program); VRD Series 1989 RB
  (LOC-Fifth Third Bank)
  1.51%, 07/01/24(b)(c)                            --    VMIG-1      4,500        4,500,000
-------------------------------------------------------------------------------------------
Orland Hills (City of); Multi-Family Housing
  VRD Series 1995 A RB
  (LOC-ABN AMRO Bank N.V.)
  1.70%, 12/01/04(b)(c)                           A-1        --      1,470        1,470,000
===========================================================================================
                                                                                415,763,000
===========================================================================================

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------

INDIANA-3.08%

ABN AMRO Munitops Ctfs. Trust (Township of
  Wayne, County of Marion School Building
  Corp.); Multi-State Non-AMT VRD Series
  2003-27 RB (Acquired 11/12/03; Cost
  $13,795,000)
  1.76%, 07/15/11(c)(d)(e)                         --    VMIG-1    $13,795   $   13,795,000
-------------------------------------------------------------------------------------------
Brownsburg (City of) Independent School
  Building Corp. No. 2;
  First Mortgage Series 1995 RB
  5.95%, 02/01/05(g)(l)                           AAA       Aaa      1,700        1,761,041
-------------------------------------------------------------------------------------------
First Union MERLOTs (County of Porter Jail
  Building Corp.);
  VRD Series 2001 A58 RB (Acquired 11/12/03;
  Cost $9,415,000)
  1.30%, 11/10/04(d)(e)(g)(k)(n)                   --    VMIG-1      9,415        9,415,000
-------------------------------------------------------------------------------------------
Indiana (State of) Bond Bank (Advanced
  Program Notes); Series 2004 A RN
  2.00%, 01/25/05                               SP-1+     MIG-1     18,500       18,551,692
-------------------------------------------------------------------------------------------
Indiana (State of) Bond Bank (Pike Township
  Metropolitan School District); Series 1995
  A RB
  5.80%, 02/01/05(g)(l)                           AAA       Aaa      2,750        2,821,138
-------------------------------------------------------------------------------------------
Indiana (State of) Development Finance
  Authority (Indiana Museum of Art);
  Educational Facilities VRD Series 2004 RB
  (LOC-JPMorgan Chase Bank)
  1.70%, 02/01/39(b)(c)                            --    VMIG-1      3,000        3,000,000
-------------------------------------------------------------------------------------------
Indiana (State of) Educational Facilities
  Authority
  (Wabash College Project); Educational
  Facilities VRD Series 2003 RB (LOC-JPMorgan
  Chase Bank)
  1.70%, 12/01/23(b)(c)                            --    VMIG-1      5,000        5,000,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority
  (Community Hospitals Project); VRD Series
  2000 A RB
  (LOC-Bank of America N.A.)
  1.70%, 07/01/28(b)(c)                          A-1+        --      9,815        9,815,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Community Mental
  Health & Rehabilitation); VRD Series 1990
  RB
  (LOC-ABN AMRO Bank N.V.)
  1.72%, 11/01/20(b)(c)                           A-1        --      2,040        2,040,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority
  (Deaconess Hospital); VRD Series 2004 B RB
  (LOC-Fifth Third Bank)
  1.51%, 01/01/29(b)(c)                          A-1+        --      2,000        2,000,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority
  (Fayette Memorial Hospital Association);
  VRD Series 2002 A RB
  (LOC-U.S. Bank N.A.)
  1.77%, 10/01/32(b)(m)                          A-1+        --      3,100        3,100,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority
  (Golden Years Homestead); VRD Series 2002 A
  RB
  (LOC-Wells Fargo Bank N.A.)
  1.71%, 06/01/25(b)(c)                          A-1+        --      6,500        6,500,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

Indiana (State of) Health Facilities
  Financing Authority
  (Margaret Mary Community Hospital); VRD
  Series 2004 A RB
  (LOC-Fifth Third Bank)
  1.77%, 12/01/29(b)(m)                          A-1+        --    $ 5,000   $    5,000,000
-------------------------------------------------------------------------------------------
Kokomo (City of) Hospital Authority (St.
  Joseph's Hospital Center); Refunding
  Hospital Series 1993 RB
  6.35%, 08/15/05(g)(l)                           AAA       Aaa      3,000        3,118,888
-------------------------------------------------------------------------------------------
Monroe (County of) Hospital Authority;
  Refunding VRD Hospital Series 1999 RB
  1.69%, 05/01/11(c)(f)                            --    VMIG-1      3,900        3,900,000
===========================================================================================
                                                                                 89,817,759
===========================================================================================

IOWA-1.78%

Iowa (State of) Finance Authority Retirement
  Community
  (Deerfield Retirement Community); VRD
  Series 2003 A RB
  (LOC-ABN AMRO Bank N.V.)
  1.69%, 12/01/33(b)(c)                           A-1        --     15,000       15,000,000
-------------------------------------------------------------------------------------------
Iowa (State of) Higher Education Loan
  Authority
  (Graceland Private College); VRD Series
  2003 RB
  (LOC-Bank of America N.A.)
  1.75%, 02/01/33(b)(c)                            --    VMIG-1      2,000        2,000,000
-------------------------------------------------------------------------------------------
Iowa (State of) School Corps.; School Cash
  Anticipation Program Series 2004 A Wts.
  Ctfs.
  3.00%, 06/30/05(f)                               --     MIG-1     10,000       10,103,360
-------------------------------------------------------------------------------------------
  Series 2004 B Wts. Ctfs.
  2.00%, 01/28/05(f)                               --     MIG-1     18,000       18,045,776
-------------------------------------------------------------------------------------------
Iowa City (City of) (ACT, Inc.); VRD Series
  2001 RB
  1.87%, 04/01/32(m)                             A-1+        --      6,815        6,815,000
===========================================================================================
                                                                                 51,964,136
===========================================================================================

KANSAS-1.14%

Eagle Tax Exempt Trust (County of Wyandotte
  Unified Government Utility System); VRD
  Series 2004-0038 Class A COP (Acquired
  09/08/04; Cost $5,000,000)
  1.75%, 09/01/21(c)(d)(e)                       A-1+        --      5,000        5,000,000
-------------------------------------------------------------------------------------------
Leawood (City of); Unlimited Tax Temporary
  Notes Series 2004-2 GO
  3.00%, 10/01/05                                  --     MIG-1     14,000       14,182,401
-------------------------------------------------------------------------------------------
Lenexa (City of) Health Care Facilities
  (Lakeview Village Inc.);
  VRD Series 2002 B RB (LOC-ABN AMRO Bank
  N.V.)
  1.72%, 05/15/32(b)(c)                           A-1        --      7,500        7,500,000
-------------------------------------------------------------------------------------------
Olathe (City of) Recreational Facilities
  (YMCA of Greater Kansas City Project); VRD
  Series 2002 B RB (LOC-Bank of America N.A.)
  1.75%, 11/01/18(b)(c)                            --    VMIG-1      3,100        3,100,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
KANSAS-(CONTINUED)

Wichita (City of) Recreational Facilities
  (YMCA of Wichita Project); VRD Series 1998
  XI RB (LOC-Bank of America N.A.)
  (Acquired 02/15/01; Cost $3,500,000)
  1.75%, 08/01/09(b)(c)(d)                       A-1+        --    $ 3,500   $    3,500,000
===========================================================================================
                                                                                 33,282,401
===========================================================================================

KENTUCKY-1.47%

Kentucky (State of) Asset/Liability
  Commission;
  General Funding Series 2004 A TRAN
  3.00%, 06/29/05                               SP-1+     MIG-1     15,000       15,159,010
-------------------------------------------------------------------------------------------
Kentucky (State of) Area Developing Districts
  Financing Trust
  (Weekly Acquisition-Ewing); Lease Program
  VRD Series 2000 RB (LOC-Wachovia Bank N.A.)
  1.79%, 06/01/33(b)(c)                           A-1        --      5,910        5,910,000
-------------------------------------------------------------------------------------------
Newport (City of) Kentucky League of Cities
  Funding Trust; Lease Program VRD Series
  2002 RB (LOC-U.S. Bank N.A.)
  1.53%, 04/01/32(b)(c)                            --    VMIG-1     20,000       20,000,000
-------------------------------------------------------------------------------------------
Williamsburg (City of) Educational Building
  (Cumberland Project); Refunding &
  Improvement VRD Series 2002 RB
  (LOC-Fifth Third Bank)
  1.51%, 09/01/32(b)(c)                          A-1+        --      1,790        1,790,000
===========================================================================================
                                                                                 42,859,010
===========================================================================================

LOUISIANA-0.95%

Eagle Tax Exempt Trust (City of New Orleans);
  VRD Series 2000-1801 COP (Acquired
  10/10/00; Cost $6,000,000)
  1.75%, 12/01/21(c)(d)(e)                       A-1+        --      6,000        6,000,000
-------------------------------------------------------------------------------------------
Louisiana (State of) Offshore Terminal
  Authority (Loop LLC Project); Refunding
  Deepwater Port Series 1999 RB
  (LOC-JPMorgan Chase Bank)
  1.69%, 10/01/19(b)(c)                          A-1+    VMIG-1     16,400       16,400,000
-------------------------------------------------------------------------------------------
Louisiana (State of) Public Facilities
  Authority (Glen Retirement System Project);
  VRD Series 2001 RB (LOC-AmSouth Bank)
  (Acquired 08/15/01; Cost $3,380,000)
  1.84%, 08/01/16(b)(c)(d)                         --    VMIG-1      3,380        3,380,000
-------------------------------------------------------------------------------------------
Louisiana (State of); Unlimited Tax Series
  1998 B GO
  5.50%, 04/15/05(f)                              AAA       Aaa      1,775        1,815,232
===========================================================================================
                                                                                 27,595,232
===========================================================================================

MAINE-0.29%

Maine (State of) Housing Authority; Mortgage
  Purchase VRD Series 2003 E-1 RB
  1.73%, 11/15/30(c)(f)                          A-1+    VMIG-1      8,585        8,585,000
===========================================================================================

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------

MARYLAND-0.96%

Anne Arundel (County of); Unlimited Tax
  Series 2002 GO
  4.25%, 03/01/05                                 AA+       Aa1    $ 1,740   $    1,762,823
-------------------------------------------------------------------------------------------
Frederick (County of) Retirement Community
  (Buckingham's Choice Inc. Project); VRD
  Series 1997 C RB
  (LOC-Branch Banking & Trust)
  1.75%, 01/01/27(b)(c)                           A-1        --      6,000        6,000,000
-------------------------------------------------------------------------------------------
Hyattsville (City of) (Safeway Inc.
  Projects); Refunding VRD Series 1991 IDR
  (LOC-Deutsche Bank A.G.)
  1.45%, 12/01/04(b)(g)(h)                        A-1        --        740          740,000
-------------------------------------------------------------------------------------------
Maryland (State of) Economic Development
  Corp.
  (YMCA of Central Maryland Inc. Project);
  VRD Series 2003 RB
  (LOC-Branch Banking & Trust)
  1.72%, 04/01/28(b)(c)                            --    VMIG-1      3,800        3,800,000
-------------------------------------------------------------------------------------------
Maryland (State of) Health & Higher
  Educational Facilities Authority (Pooled
  Loan Program); VRD Series 1994 D RB
  (LOC-Bank of America N.A.) (Acquired
  07/01/04; Cost $11,900,000)
  1.70%, 01/01/29(b)(c)(d)                       A-1+        --     11,900       11,900,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (State of Maryland Health & Higher
  Educational Facilities Authority);
  VRD Floating Rate Trust Ctfs. Series
  2003-829 RB
  (Acquired 06/19/03; Cost $3,800,000)
  1.73%, 08/15/38(c)(d)(e)                         --    VMIG-1      3,800        3,800,000
===========================================================================================
                                                                                 28,002,823
===========================================================================================

MASSACHUSETTS-0.99%

Billerica (City of); Limited Tax Series 2004
  BAN GO
  2.00%, 01/07/05                               SP-1+     MIG-1     18,000       18,042,016
-------------------------------------------------------------------------------------------
Massachusetts (State of) Development Finance
  Agency
  (Briarwood Retirement); Series 2004 A RB
  (LOC-Sovereign Bank, Comerica Bank)
  1.68%, 01/01/35(b)(c)                          A-1+        --      5,000        5,000,000
-------------------------------------------------------------------------------------------
Massachusetts (State of) Housing Finance
  Agency;
  Housing VRD Series 2003 F RB
  1.70%, 12/01/37(c)(f)                          A-1+    VMIG-1      4,200        4,200,000
-------------------------------------------------------------------------------------------
Massachusetts (State of) Water Resources
  Authority;
  Series 1993 C RB
  5.25%, 12/01/04(g)(l)                           NRR       Aaa      1,460        1,499,158
===========================================================================================
                                                                                 28,741,174
===========================================================================================

MICHIGAN-3.41%

Dearborn (City of) Economic Development Corp.
  (Henry Ford Village Inc. Project); VRD
  Limited Tax Series 1998 IDR (LOC-Comerica
  Bank)
  1.74%, 10/01/23(b)(c)(o)                         --        --      8,600        8,600,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Eagle Tax Exempt Trust (City of Detroit
  School District);
  VRD Unlimited Tax Series 2002-6014 Class A
  GO
  (Acquired 11/06/02; Cost $7,105,000)
  1.75%, 05/01/32(c)(d)(e)                       A-1+        --    $ 7,105   $    7,105,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (City of Detroit Sewage
  Disposal System);
  VRD Series 2001 A112 RB
  (Acquired 10/31/01; Cost $4,910,000)
  1.74%, 07/01/32(c)(d)(e)                         --    VMIG-1      4,910        4,910,000
-------------------------------------------------------------------------------------------
  VRD Series 2003 B41 RB
  (Acquired 07/09/03; Cost $6,770,000)
  1.74%, 07/01/26(c)(d)(e)                         --    VMIG-1      6,770        6,770,000
-------------------------------------------------------------------------------------------
First Union MERLOTS (City of Detroit Water
  Supply System);
  VRD Series 1999 D RB (Acquired 01/21/00;
  Cost $10,000,000)
  1.74%, 07/01/29(c)(d)(e)                         --    VMIG-1     10,000       10,000,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (State of Michigan
  Hospital Finance Authority); VRD Series
  1997 X RB
  (Acquired 12/12/03; Cost $15,000,000)
  1.74%, 08/15/24(c)(d)(e)                         --    VMIG-1     15,000       15,000,000
-------------------------------------------------------------------------------------------
Kalamazoo (County of) Economic Development
  Corp. (Heritage Community Project);
  Refunding VRD Limited Tax Series 2004 RB
  (LOC-Fifth Third Bank)
  1.69%, 05/15/17(b)(c)                          A-1+        --      5,405        5,405,000
-------------------------------------------------------------------------------------------
Michigan (State of) Higher Educational
  Facilities Authority
  (Hope College); Refunding VRD Limited Tax
  Series 2004 RB
  (LOC-JPMorgan Chase Bank)
  1.73%, 04/01/34(b)(c)                           A-1        --      2,000        2,000,000
-------------------------------------------------------------------------------------------
Michigan (State of) Hospital Finance
  Authority
  (Holland Community Hospital); VRD Series
  2004 B RB
  (LOC-JPMorgan Chase Bank)
  1.73%, 01/01/34(b)(c)                            --    VMIG-1      2,000        2,000,000
-------------------------------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority;
  Series 2004 B-2 RN (LOC-JPMorgan Chase
  Bank)
  3.00%, 08/23/05(b)                            SP-1+        --     15,000       15,188,557
-------------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Van Andel
  Research Institute Project); VRD Limited
  Tax Series 1997 RB
  (LOC-ABN AMRO Bank N.V.)
  1.70%, 11/01/27(b)(c)                           A-1        --     12,800       12,800,000
-------------------------------------------------------------------------------------------
Oakland (County of) Economic Development
  Corp. (Rochester College Project); VRD
  Limited Obligation Series 2001 RB
  (LOC-JPMorgan Chase Bank)
  1.80%, 08/01/21(b)(c)                            --    VMIG-1      1,848        1,848,000
-------------------------------------------------------------------------------------------
Southfield (City of) (Lawrence Tech
  University Project);
  Economic Development VRD Series 2001 RB
  (LOC-JPMorgan Chase Bank)
  1.70%, 10/01/31(b)(c)                          A-1+        --      6,000        6,000,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Troy (City of) School District; Refunding
  School Building & Site Unlimited Tax Series
  2004 GO
  3.00%, 05/01/05                                 AA+       Aa1    $ 1,805   $    1,821,650
===========================================================================================
                                                                                 99,448,207
===========================================================================================

MINNESOTA-4.83%

Golden Valley (City of) (Unicare Homes Inc.
  Project);
  VRD Series 1984 IDR (LOC-ABN AMRO Bank
  N.V.)
  1.67%, 09/01/14(b)(c)                          A-1+        --      4,400        4,400,000
-------------------------------------------------------------------------------------------
J.P. Morgan PUTTERs (State of Minnesota
  Public Facilities Authority); VRD Drinking
  Water Series 2002-319 COP
  (Acquired 07/31/03; Cost $14,030,000)
  1.71%, 03/01/21(c)(d)(e)                        A-1        --     14,030       14,030,000
-------------------------------------------------------------------------------------------
Maple Grove (City of) (Heritage Christian
  Academy);
  Economic Development VRD Series 2004 RB
  (LOC-U.S. Bank N.A.)
  1.69%, 07/01/29(b)(c)                          A-1+        --      3,500        3,500,000
-------------------------------------------------------------------------------------------
Minneapolis (City of) (Minnehaha Academy
  Project);
  VRD Series 2001 RB (LOC-U.S. Bank N.A.)
  1.87%, 05/01/26(b)(m)(o)                         --        --      2,500        2,500,000
-------------------------------------------------------------------------------------------
Minneapolis-St. Paul (Cities of) Metropolitan
  Council of Minnesota; Unlimited Tax Series
  2002 D GO
  5.00%, 02/01/05                                 AAA       Aaa      1,190        1,205,464
-------------------------------------------------------------------------------------------
Minnesota (State of); Refunding Unlimited Tax
  Series 2003 GO
  2.00%, 08/01/05                                 AAA       Aa1      2,240        2,250,153
-------------------------------------------------------------------------------------------
Rochester (City of) Health Care Facilities
  (Mayo Foundation); Commercial Paper Notes,
  Series 2000 A
  1.15%, 10/12/04                                A-1+        --      7,000        7,000,000
-------------------------------------------------------------------------------------------
  Series 2000 B
  1.15%, 11/09/04                                A-1+        --     20,500       20,500,000
-------------------------------------------------------------------------------------------
  Series 2000 C
  1.40%, 10/14/04                                A-1+        --     33,500       33,500,000
-------------------------------------------------------------------------------------------
  Series 2001 A
  1.13%, 10/12/04                                  --    VMIG-1     15,000       15,000,000
-------------------------------------------------------------------------------------------
  Series 2001 B
  1.13%, 10/12/04                                  --    VMIG-1     10,600       10,600,000
-------------------------------------------------------------------------------------------
  Series 2001 C
  1.40%, 10/14/04                                  --    VMIG-1      2,000        2,000,000
-------------------------------------------------------------------------------------------
  Adjustable Tender Series 1998 F
  1.15%, 10/12/04                                A-1+        --      8,000        8,000,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
MINNESOTA-(CONTINUED)

St. Paul (City of) Housing & Redevelopment
  Authority
  (Science Museum of Minnesota); VRD Series
  1997 A RB
  (LOC-U.S. Bank N.A.)
  1.72%, 05/01/27(b)(c)                            --    VMIG-1    $16,260   $   16,260,000
===========================================================================================
                                                                                140,745,617
===========================================================================================

MISSISSIPPI-2.50%

ABN AMRO Munitops Ctfs. Trust (State of
  Mississippi Development Board-Jackson Water
  & Sewer); Multi-State Non-AMT
  VRD Series 2002-22 Ctfs. (Acquired
  09/10/03; Cost $9,995,000)
  1.76%, 09/01/10(c)(d)(e)                         --    VMIG-1      9,995        9,995,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of
  Mississippi);
  VRD Unlimited Tax Series 2002-6018 Class A
  COP
  (Acquired 11/20/02; Cost $3,200,000)
  1.75%, 11/01/22(c)(d)(e)                       A-1+        --      3,200        3,200,000
-------------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Jackson Medical Mall); VRD Series 2000 A
  RB (LOC-JPMorgan Chase Bank)
  1.70%, 11/01/18(b)(c)                           A-1        --      5,300        5,300,000
-------------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Mississippi College Project); VRD Series
  2003 RB
  (LOC-AmSouth Bank) (Acquired 07/17/03; Cost
  $9,600,000)
  1.84%, 07/01/23(b)(c)(d)                         --    VMIG-1      9,600        9,600,000
-------------------------------------------------------------------------------------------
Perry (County of) (Leaf River Forest Products
  Project); Refunding VRD Series 2002 PCR
  (LOC-Citibank N.A.)
  1.72%, 02/01/22(b)(c)                          A-1+        --     36,500       36,500,000
-------------------------------------------------------------------------------------------
University of Mississippi Educational
  Building Corp.
  (Campus Improvements Project); VRD Series
  2000 RB
  1.74%, 10/01/20(c)(f)                            --    VMIG-1      8,235        8,235,000
===========================================================================================
                                                                                 72,830,000
===========================================================================================

MISSOURI-0.96%

Missouri (State of) Development Finance Board
  (Center of Creative Arts Project); Cultural
  Facilities VRD Series 2004 RB
  (LOC-National City Bank)
  1.74%, 07/01/24(b)(c)                            --    VMIG-1      2,000        2,000,000
-------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Lutheran Church);
  Educational Facilities VRD Series 2004 A RB
  (LOC-Bank of America N.A.)
  1.74%, 07/01/29(b)(m)                            --    VMIG-1      5,740        5,740,000
-------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Southwest Baptist
  University Project); Educational Facilities
  VRD Series 2003 RB (LOC-Bank of America
  N.A.)
  1.77%, 10/01/33(b)(m)                          A-1+        --      5,950        5,950,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
MISSOURI-(CONTINUED)

Missouri (State of) Health & Educational
  Facilities Authority (Washington University
  Project); Educational Facilities VRD Series
  1985 B RB
  1.73%, 09/01/10(c)                             A-1+    VMIG-1    $ 1,000   $    1,000,000
-------------------------------------------------------------------------------------------
  VRD Series 1996 C RB
  1.70%, 09/01/30(m)                             A-1+    VMIG-1      1,300        1,300,000
-------------------------------------------------------------------------------------------
  VRD Series 1996 D RB
  1.70%, 09/01/30(m)                             A-1+    VMIG-1      1,500        1,500,000
-------------------------------------------------------------------------------------------
  VRD Series 2000 C RB
  1.70%, 03/01/40(m)                             A-1+    VMIG-1      4,300        4,300,000
-------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority
  (Cox Health System); Refunding VRD Series
  1997 RB
  1.70%, 06/01/15(f)(m)                          A-1+    VMIG-1      3,300        3,300,000
-------------------------------------------------------------------------------------------
St. Louis (County of) Industrial Development
  Authority
  (Friendship Village of South County); VRD
  Series 2002 B IDR
  (LOC-ABN AMRO Bank N.V.)
  1.67%, 09/01/22(b)(c)                           A-1        --      2,915        2,915,000
===========================================================================================
                                                                                 28,005,000
===========================================================================================

MONTANA-0.39%

Montana (State of) Facility Finance Authority
  (Mission Ridge Project); VRD Series 2002 RB
  (LOC-ABN AMRO Bank N.V.)
  1.72%, 08/01/27(b)(c)(i)                         --        --     11,365       11,365,000
===========================================================================================

NEBRASKA-1.51%

Nebhelp Inc.; Multi-Mode VRD
  Series 1985 A RB
  1.73%, 12/01/15(c)(f)                          A-1+    VMIG-1      5,995        5,995,000
-------------------------------------------------------------------------------------------
  Series 1985 B RB
  1.73%, 12/01/15(c)(f)                          A-1+    VMIG-1      3,590        3,590,000
-------------------------------------------------------------------------------------------
  Series 1985 D RB
  1.73%, 12/01/15(c)(f)                          A-1+    VMIG-1      5,865        5,865,000
-------------------------------------------------------------------------------------------
  Series 1985 E RB
  1.73%, 12/01/15(c)(f)                          A-1+    VMIG-1     28,635       28,635,000
===========================================================================================
                                                                                 44,085,000
===========================================================================================

NEVADA-0.88%

ABN AMRO Munitops Ctfs. Trust (County of
  Washoe); Refunding VRD Limited Tax Series
  2001-24 Single Asset Trust Ctfs. (Acquired
  06/21/01; Cost $5,500,000)
  1.75%, 07/01/09(c)(d)(e)                         --    VMIG-1      5,500        5,500,000
-------------------------------------------------------------------------------------------
Carson (City of) (Carson-Tahoe Hospital
  Project);
  Hospital VRD Series 2003 B RB (LOC-U.S.
  Bank N.A.)
  1.69%, 09/01/33(b)(c)                          A-1+        --     18,000       18,000,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
NEVADA-(CONTINUED)

Clark (County of); Refunding Limited Tax
  Series 1998 B GO
  5.25%, 11/01/04                                  AA       Aa2    $ 2,245   $    2,252,753
===========================================================================================
                                                                                 25,752,753
===========================================================================================

NEW HAMPSHIRE-0.45%

Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (New Hampshire Higher Educational & Health
  Facilities Authority);
  Refunding VRD
  Series 2003-772 RB
  (Acquired 01/22/03; Cost $5,475,000)
  1.75%, 01/01/17(c)(d)(e)                        A-1        --      5,475        5,475,000
-------------------------------------------------------------------------------------------
  Series 2003-866 RB
  (Acquired 10/23/03; Cost $7,485,000)
  1.75%, 08/15/21(c)(d)(e)                        A-1        --      7,485        7,485,000
===========================================================================================
                                                                                 12,960,000
===========================================================================================

NEW MEXICO-0.05%

Albuquerque (City of) Educational Facilities
  (Albuquerque Academy Project); VRD Series
  2002 RB
  1.73%, 10/15/16(c)                               AA    VMIG-1      1,500        1,500,000
===========================================================================================

NEW YORK-0.34%

ABN AMRO Munitops Ctfs. Trust (Triborough
  Bridge & Tunnel Authority); Non-AMT VRD
  Series 2002-31 Ctfs.
  (Acquired 03/24/04; Cost $10,000,000)
  1.70%, 11/15/10(c)(d)(e)                         --    VMIG-1     10,000       10,000,000
===========================================================================================

NORTH CAROLINA-1.88%

Mecklenburg (County of); Public Improvement
  Unlimited Tax Series 1998 B GO
  4.40%, 02/01/05                                 AAA       Aaa     13,000       13,130,922
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency
  (Barton College); Educational Facilities
  VRD Series 2004 RB
  (LOC-Branch Banking & Trust)
  1.72%, 07/01/19(b)(c)                            --    VMIG-1      5,750        5,750,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency
  (Elon College); VRD Series 2001 A RB
  (LOC-Bank of America N.A.)
  1.68%, 01/01/14(b)(c)(i)                         --        --      4,500        4,500,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency
  (Goodwill Community Foundation Project);
  VRD Series 2002 RB
  (LOC-Bank of America N.A.)
  1.70%, 04/01/22(b)(c)(i)                         --        --      2,165        2,165,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

North Carolina (State of) Capital Facilities
  Finance Agency (Thompson Children's Home);
  Educational Facilities VRD Series 2000 RB
  (LOC-Bank of America N.A.)
  1.70%, 12/01/20(b)(c)(i)                         --        --    $ 3,070   $    3,070,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (University of North
  Carolina at Pembroke University
  Foundation); Student Housing VRD Series
  2001 A RB
  (LOC-Wachovia Bank N.A.)
  1.82%, 07/01/31(b)(c)                            --    VMIG-1     11,240       11,240,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency
  (Wolfpack Club Project); VRD Series 2002 RB
  (LOC-Bank of America N.A.)
  1.70%, 04/01/12(b)(c)(i)                         --        --      9,500        9,500,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission; Refunding First Mortgage Health
  Care Facilities VRD Series 2004 C RB
  (LOC-SunTrust Bank)
  1.72%, 11/01/27(b)(c)                            --    VMIG-1      3,500        3,500,000
-------------------------------------------------------------------------------------------
North Carolina (State of); Public Improvement
  Unlimited Tax Series 2002 A GO
  5.00%, 03/01/05                                 AAA       Aa1      1,865        1,892,943
===========================================================================================
                                                                                 54,748,865
===========================================================================================

OHIO-4.63%

Akron (City of) (Community Learning Centers);
  Income Tax Revenue Series 2004 B RB
  2.00%, 12/01/04(f)                              AAA       Aaa      1,000        1,001,488
-------------------------------------------------------------------------------------------
Akron (City of) Bath & Copley (Townships of)
  Joint Township Hospital District (Summa
  Health Systems); VRD Series 2004 B RB
  (LOC-JPMorgan Chase Bank)
  1.71%, 11/01/34(b)(c)                            --    VMIG-1      5,000        5,000,000
-------------------------------------------------------------------------------------------
Allen (County of); Refunding Limited Tax
  Series 2002 GO
  1.70%, 12/01/04(f)                               --       Aaa      1,000        1,001,075
-------------------------------------------------------------------------------------------
Butler (County of) Health Care Facilities
  (Lifesphere Project); Refunding &
  Improvement VRD Series 2002 RB
  (LOC-U.S. Bank N.A.)
  1.70%, 05/01/27(b)(c)                          A-1+        --      8,500        8,500,000
-------------------------------------------------------------------------------------------
Cambridge (City of) Hospital Facilities
  (Regional Medical Center Project);
  Refunding & Improvement VRD Series 2001 RB
  (LOC-National City Bank)
  1.73%, 12/01/21(b)(c)                            --    VMIG-1     11,515       11,515,000
-------------------------------------------------------------------------------------------
Centerville (City of) (Bethany Lutheran
  Village Project);
  Health Care VRD Series 1994 RB
  (LOC-National City Bank)
  1.73%, 11/01/13(b)(c)                            --    VMIG-1      2,985        2,985,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
OHIO-(CONTINUED)

Cincinnati (City of) & Hamilton (County of)
  Port Authority (Kenwood Office Association
  Project); Economic Development VRD Series
  1985 RB (LOC-Fifth Third Bank)
  1.77%, 09/01/25(b)(m)                          A-1+        --    $ 1,185   $    1,185,000
-------------------------------------------------------------------------------------------
Cleveland Heights (City of); Limited Tax
  Series 2004 BAN GO
  2.00%, 08/18/05(o)                               --        --      3,234        3,245,177
-------------------------------------------------------------------------------------------
Cuyahoga (County of) Continuing Care
  Facilities; Refunding VRD Series 1999 RB
  (LOC-ABN AMRO Bank N.V.)
  1.69%, 02/01/29(b)(c)                          A-1+        --     15,985       15,985,000
-------------------------------------------------------------------------------------------
Cuyahoga (County of) Health Care Facilities
  (Judson Retirement Community); Refunding
  VRD Series 2000 RB
  (LOC-National City Bank)
  1.72%, 11/15/19(b)(c)                           A-1        --        800          800,000
-------------------------------------------------------------------------------------------
Cuyahoga Falls (City of); Limited Tax Series
  2003 Notes
  2.00%, 12/16/04                                  --     MIG-1      7,000        7,009,153
-------------------------------------------------------------------------------------------
Hamilton (County of) Economic Development
  (St. Xavier High School Project); VRD
  Series 2003 RB
  (LOC-Fifth Third Bank)
  1.51%, 04/01/28(b)(c)                          A-1+        --      2,000        2,000,000
-------------------------------------------------------------------------------------------
Lake (County of); Limited Tax Series 2004 BAN
  GO
  2.00%, 04/14/05(o)                               --        --      3,000        3,013,944
-------------------------------------------------------------------------------------------
Lakewood (City of) (St. Edward High School
  Project);
  Educational Facilities VRD Series 2000 RB
  (LOC-Fifth Third Bank)
  1.69%, 08/01/30(b)(c)                            --    VMIG-1      2,300        2,300,000
-------------------------------------------------------------------------------------------
Lorain (County of) (Elyria United Methodist
  Village);
  Refunding Hospital VRD Series 1996 B RB
  (LOC-JPMorgan Chase Bank)
  1.71%, 06/01/12(b)(c)                           A-1    VMIG-1      4,685        4,685,000
-------------------------------------------------------------------------------------------
Lorain (County of) (EMH Regional Medical
  Center Project);
  Hospital Facilities VRD Series 2001 RB
  (LOC-National City Bank)
  1.76%, 05/01/26(b)(c)(o)                         --        --     15,170       15,170,000
-------------------------------------------------------------------------------------------
Lorain (County of) Independent Living
  Facilities
  (Elyria United Methodist Project); VRD
  Series 1999 RB
  (LOC-JPMorgan Chase Bank)
  1.71%, 06/01/25(b)(c)                          A-1+        --      9,125        9,125,000
-------------------------------------------------------------------------------------------
Mahoning (County of) Hospital Facilities
  (Forum Health Obligation Group);
  VRD Series 1997 B RB
  1.70%, 12/01/28(c)(f)                          A-1+    VMIG-1     10,500       10,500,000
-------------------------------------------------------------------------------------------
  Series 2002 B RB (LOC-Fifth Third Bank)
  1.73%, 12/01/27(b)(c)                            --    VMIG-1      7,200        7,200,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
OHIO-(CONTINUED)

Marion (County of) (Pooled Lease Program);
  Hospital Improvement VRD Series 1990 RB
  (LOC-JPMorgan Chase Bank)
  1.72%, 08/01/20(b)(c)                           A-1        --    $ 4,535   $    4,535,000
-------------------------------------------------------------------------------------------
Middleburg Heights (City of) (Southwest
  General Health);
  Hospital Improvement Series 1997 RB
  (LOC-Fifth Third Bank)
  1.73%, 08/15/22(b)(c)                          A-1+        --      5,405        5,405,000
-------------------------------------------------------------------------------------------
Montgomery (County of) (St. Vincent DePaul
  Society);
  Limited Obligation VRD Series 1996 RB
  (LOC-National City Bank)
  1.73%, 12/01/10(b)(c)                           A-1        --      1,900        1,900,000
-------------------------------------------------------------------------------------------
Portage (County of) (Robinson Memorial
  Hospital);
  Hospital VRD Series 2002 RB (LOC-JPMorgan
  Chase Bank)
  1.73%, 05/01/17(b)(c)                            --    VMIG-1      6,255        6,255,000
-------------------------------------------------------------------------------------------
Solon (City of); Unlimited Tax Series 2003
  BAN GO
  2.00%, 12/09/04(o)                               --        --      2,800        2,804,536
-------------------------------------------------------------------------------------------
Twinsburg (City of) School District;
  Refunding Unlimited Tax Series 2004 GO
  2.00%, 12/01/04(f)                               --       Aaa      1,800        1,802,977
===========================================================================================
                                                                                134,923,350
===========================================================================================

OKLAHOMA-1.79%

Mustang (City of) Improvement Authority;
  Refunding Series 1995 RB
  5.38%, 12/01/04(g)(l)                           AAA       Aaa      3,135        3,188,215
-------------------------------------------------------------------------------------------
Oklahoma (County of) Finance Authority
  (Oxford Oaks Apartments Projects);
  Refunding Multi-Family Housing VRD Series
  2000 RB
  (CEP-Federal National Mortgage Association)
  1.71%, 07/15/30(c)                             A-1+        --     27,695       27,695,000
-------------------------------------------------------------------------------------------
Oklahoma (State of) Development Finance
  Authority
  (Capitol Dome Project); VRD Series 2001 RB
  (LOC-Bank of America N.A.)
  1.79%, 06/01/11(b)(c)                          A-1+        --      3,785        3,785,000
-------------------------------------------------------------------------------------------
Oklahoma (State of) Water Resource Board;
  State Loan Program VRD Series 2003 A RB
  0.98%, 10/01/04(g)(h)                          A-1+        --     14,935       14,935,000
-------------------------------------------------------------------------------------------
Tulsa (County of) Industrial Authority;
  Capital Improvements Series 2003 B RB
  4.00%, 05/15/05                                  AA        --      2,500        2,537,739
===========================================================================================
                                                                                 52,140,954
===========================================================================================

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------

OREGON-1.15%

Oregon (State of) Health, Housing,
  Educational & Cultural Facilities Authority
  (Quatama Crossing LLC Housing Project);
  VRD Series 1998 RB (LOC-U.S. Bank N.A.)
  1.74%, 01/01/31(b)(c)                            --       Aa2    $ 7,430   $    7,430,000
-------------------------------------------------------------------------------------------
Oregon (State of); Unlimited Tax Series 2003
  TAN GO
  2.25%, 11/15/04                               SP-1+     MIG-1     25,000       25,030,450
-------------------------------------------------------------------------------------------
Salem (City of) Water & Sewer; Refunding
  Series 2004 RB
  3.00%, 05/01/05(f)                              AAA       Aaa      1,175        1,184,588
===========================================================================================
                                                                                 33,645,038
===========================================================================================

PENNSYLVANIA-2.78%

ABN AMRO Munitops Ctfs. Trust (State of
  Pennsylvania Public School Building
  Authority); Non-AMT VRD
  Series 2001-30 Ctfs. (Acquired 10/31/02;
  Cost $5,000,000)
  1.74%, 09/01/09(c)(d)(e)                         --    VMIG-1      5,000        5,000,000
-------------------------------------------------------------------------------------------
  Series 2003-24 Ctfs. (Acquired 03/08/04;
  Cost $7,000,000)
  1.74%, 06/01/11(c)(d)(e)                         --    VMIG-1      7,000        7,000,000
-------------------------------------------------------------------------------------------
Allegheny (County of) Hospital Development
  Authority (ACES-Presbyterian University
  Hospital); VRD Series 1988 B1 RB
  (LOC-JPMorgan Chase Bank)
  1.70%, 03/01/18(b)(c)                            --    VMIG-1      2,085        2,085,000
-------------------------------------------------------------------------------------------
Allegheny (County of) Industrial Development
  Authority
  (Carnegie Museums of Pittsburgh); VRD
  Series 2002 IDR
  (LOC-Royal Bank of Scotland)
  1.70%, 08/01/32(b)(c)                            --    VMIG-1      2,000        2,000,000
-------------------------------------------------------------------------------------------
Altoona (City of) Authority; Water Series
  1994 A RB
  6.50%, 11/01/04(g)(l)                           AAA       NRR      1,700        1,741,627
-------------------------------------------------------------------------------------------
Berks (County of) Industrial Development
  Authority
  (Lutheran Services); Health Care VRD Series
  1998 A IDR
  1.69%, 01/01/28(c)(f)                            --    VMIG-1      9,588        9,588,000
-------------------------------------------------------------------------------------------
Chartiers Valley (Community of) Industrial &
  Commercial Development Authority (Asbury
  Villas Project);
  VRD Series 2000 B IDR (LOC-ABN AMRO Bank
  N.V.)
  1.72%, 12/01/30(b)(c)                           A-1        --      3,000        3,000,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Delaware Valley
  Regional);
  VRD Series 2001-3801 Class A COP
  (Acquired 06/04/01; Cost $8,900,000)
  1.75%, 08/01/28(c)(d)(e)                       A-1+        --      8,900        8,900,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (City of Scranton &
  County of Lackawanna Health & Welfare
  Authority); VRD Series 2002 A-18 RB
  (Acquired 03/22/02; Cost $2,860,000)
  1.74%, 03/01/15(c)(d)(e)                         --    VMIG-1      2,860        2,860,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Franklin (County of) Industrial Development
  Authority (Chambersburg Hospital
  Obligation);
  Health Care VRD Series 2000 IDR
  1.79%, 12/01/24(c)(f)                           A-1       Aaa    $ 3,575   $    3,575,000
-------------------------------------------------------------------------------------------
Geisinger Authority Health System (Geisinger
  Health System Foundation); Refunding VRD
  Series 2000 RB
  1.71%, 08/01/28(m)                             A-1+    VMIG-1     25,950       25,950,000
-------------------------------------------------------------------------------------------
Lehigh (County of) Industrial Development
  Authority
  (Allegheny Electric Coop. Inc.);
  VRD Series 1984 PCR (LOC-Rabobank
  Nederland)
  1.30%, 10/01/14(b)(j)                          A-1+        --      7,180        7,180,000
-------------------------------------------------------------------------------------------
  Refunding VRD Series 1984 PCR (LOC-Rabobank
  Nederland)
  1.30%, 06/01/14(b)(j)                          A-1+        --      1,030        1,030,000
-------------------------------------------------------------------------------------------
Philadelphia (City of) Industrial Development
  Authority
  (Girard Estate Aramark Project); VRD Series
  2002 IDR
  (LOC-JP Morgan Chase Bank)
  1.70%, 06/01/32(b)(c)                          A-1+        --      1,000        1,000,000
===========================================================================================
                                                                                 80,909,627
===========================================================================================

SOUTH CAROLINA-2.07%

Cherokee (County of) (Newark Electronics
  Division); Industrial VRD Series 1985 RB
  (LOC-ABN AMRO Bank N.V.)
  1.71%, 12/01/15(b)(c)                           A-1        --      6,500        6,500,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of South
  Carolina Public Service Authority); VRD
  Series 2000-4001 Class A COP
  (Acquired 09/08/00; Cost $10,100,000)
  1.75%, 01/01/22(c)(d)(e)                       A-1+        --     10,100       10,100,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (State of South Carolina
  Public Service Authority); VRD Series 2000
  L RB
  (Acquired 02/25/00; Cost $11,590,000)
  1.74%, 01/01/22(c)(d)(e)                         --    VMIG-1     11,590       11,590,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (State of South Carolina Transportation
  Infrastructure Bank); Floating Rate Trust
  Ctfs. VRD Series 2002-728 RB (Acquired
  11/13/02; Cost $7,185,000)
  1.73%, 10/01/22(c)(d)(e)                         --    VMIG-1      7,185        7,185,000
-------------------------------------------------------------------------------------------
Oconee (County of) (Duke); Refunding VRD
  Series 1993 PCR (LOC-JPMorgan Chase Bank)
  1.70%, 02/01/17(b)(c)                            --       P-1      6,000        6,000,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Educational
  Facilities Authority
  for Non-Profit Institutions (The Allen
  University Project);
  VRD Series 1998 RB (LOC-Bank of America
  N.A.)
  (Acquired 03/27/01; Cost $2,525,000)
  1.75%, 09/01/18(b)(c)(d)                       A-1+        --      2,525        2,525,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
SOUTH CAROLINA-(CONTINUED)

South Carolina (State of) Educational
  Facilities Authority
  for Non-Profit Institutions (Morris College
  Project);
  VRD Series 1997 RB (LOC-Bank of America
  N.A.)
  (Acquired 07/30/02; Cost $2,100,000)
  1.75%, 07/01/17(b)(c)(d)                       A-1+        --    $ 2,100   $    2,100,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Carolina Children's
  Home Project); VRD Series 2003 RB
  (LOC-Branch Banking & Trust)
  1.72%, 03/01/23(b)(c)                            --    VMIG-1      3,335        3,335,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Carolina Piedmont
  Foundation Project); VRD Series 2002 RB
  (LOC-Bank of America N.A.)
  1.75%, 09/01/32(b)(c)(i)                         --        --      4,000        4,000,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Catholic Diocese of
  South Carolina Project); VRD Series 1998 RB
  (LOC-Bank of America N.A.) (Acquired
  07/23/02; Cost $2,555,000)
  1.75%, 09/01/18(b)(c)(d)                       A-1+        --      2,555        2,555,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Presbyterian Home of
  South Carolina Project);
  VRD Series 2003 A RB (LOC-Wachovia Bank
  N.A.)
  1.75%, 04/01/20(b)(c)                           A-1        --      4,535        4,535,000
===========================================================================================
                                                                                 60,425,000
===========================================================================================

SOUTH DAKOTA-0.11%

South Dakota (State of) Health & Educational
  Facilities Authority (University of Sioux
  Falls); VRD Series 2001 RB
  (LOC-Wells Fargo Bank N.A.)
  1.71%, 10/01/16(b)(c)                          A-1+        --      3,155        3,155,000
===========================================================================================

TENNESSEE-5.46%

Eagle Tax Exempt Trust (City of Chattanooga);
  VRD Series 2000-4202 Class A COP (Acquired
  10/10/00; Cost $14,040,000)
  1.75%, 10/01/27(c)(d)(e)                       A-1+        --     14,040       14,040,000
-------------------------------------------------------------------------------------------
Jackson (City of) Energy Authority; Electric
  Systems VRD Series 2003 B RB
  1.70%, 11/01/26(c)(f)                            --    VMIG-1     12,700       12,700,000
-------------------------------------------------------------------------------------------
Jackson (City of) Health & Educational
  Facilities Board (Trinity Christian
  Academy); Educational Facilities VRD Series
  2002 RB
  (LOC-AmSouth Bank)
  1.84%, 03/01/22(b)(c)                            --    VMIG-1      5,400        5,400,000
-------------------------------------------------------------------------------------------
Knox (County of) Health Educational & Housing
  Facility Board (Volunteer Student Housing
  LLC Project); Student Housing VRD Series
  2002 RB (LOC-Wachovia Bank N.A.)
  1.69%, 09/01/34(b)(c)                            --    VMIG-1     27,020       27,020,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Memphis (City of); Electric System Sub-Series
  2003 A RB
  2.00%, 12/01/04                                 AA-       Aa3    $10,000   $   10,014,023
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (City of Nashville & County of Davidson);
  Unlimited Tax Series 2003-871 GO
  (Acquired 11/17/03; Cost $4,995,000)
  1.73%, 10/15/10(c)(d)(e)                         --    VMIG-1      4,995        4,995,000
-------------------------------------------------------------------------------------------
Sevier (County of) Public Building Authority
  (Local Government Public Improvement);
  VRD Series 1995 A RB
  1.72%, 06/01/15(c)(f)                           AAA    VMIG-1      5,230        5,230,000
-------------------------------------------------------------------------------------------
  VRD Series 1995 B-2 RB
  1.72%, 06/01/06(c)(f)                           AAA    VMIG-1      1,200        1,200,000
-------------------------------------------------------------------------------------------
  VRD Series 1997 I A-1 RB
  1.72%, 06/01/22(c)(f)                            --    VMIG-1      5,900        5,900,000
-------------------------------------------------------------------------------------------
  VRD Series 1997 II E-1 RB
  1.72%, 06/01/21(c)(f)                            --    VMIG-1      2,100        2,100,000
-------------------------------------------------------------------------------------------
  VRD Series 1997 II E-3 RB
  1.72%, 06/01/10(c)(f)                            --    VMIG-1      1,485        1,485,000
-------------------------------------------------------------------------------------------
  VRD Series 1997 II E-5 RB
  1.72%, 06/01/17(c)(f)                            --    VMIG-1      1,320        1,320,000
-------------------------------------------------------------------------------------------
  VRD Series 1997 II F-1 RB
  1.72%, 06/01/17(c)(f)                            --    VMIG-1      1,190        1,190,000
-------------------------------------------------------------------------------------------
  VRD Series 1997 II F-5 RB
  1.72%, 06/01/27(c)(f)                            --    VMIG-1      2,265        2,265,000
-------------------------------------------------------------------------------------------
  VRD Series 1998 III A-1 RB
  1.72%, 06/01/07(c)(f)                            --    VMIG-1     14,950       14,950,000
-------------------------------------------------------------------------------------------
  VRD Series 1998 III A-3 RB
  1.72%, 06/01/19(c)(f)                            --    VMIG-1      1,425        1,425,000
-------------------------------------------------------------------------------------------
  VRD Series 1998 III A-4 RB
  1.72%, 06/01/17(c)(f)                            --    VMIG-1        300          300,000
-------------------------------------------------------------------------------------------
  VRD Series 1998 III B-2 RB
  1.72%, 06/01/19(c)(f)                            --    VMIG-1      5,650        5,650,000
-------------------------------------------------------------------------------------------
  VRD Series 1998 III C-3 RB
  1.72%, 06/01/18(c)(f)                            --    VMIG-1      3,475        3,475,000
-------------------------------------------------------------------------------------------
  VRD Series 1998 III C-4 RB
  1.72%, 06/01/20(c)(f)                            --    VMIG-1     10,000       10,000,000
-------------------------------------------------------------------------------------------
  VRD Series 1999 II A-1 RB
  1.72%, 06/01/24(c)(f)                            --    VMIG-1      6,300        6,300,000
-------------------------------------------------------------------------------------------
  VRD Series 1999 II B-1 RB
  1.72%, 06/01/25(c)(f)                            --    VMIG-1      1,700        1,700,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Shelby (County of) Health, Educational &
  Housing Facilities Board (Briarcrest
  Christian School System); Educational
  Facilities VRD Series 2002 RB (LOC-SunTrust
  Bank)
  1.69%, 04/01/22(b)(c)                            --    VMIG-1    $11,050   $   11,050,000
-------------------------------------------------------------------------------------------
Shelby (County of) Health, Educational &
  Housing Facilities Board (St. Benedict
  Auburndale School); VRD Series 2003 RB
  (LOC-AmSouth Bank)
  1.74%, 05/01/33(b)(c)                            --    VMIG-1      5,000        5,000,000
-------------------------------------------------------------------------------------------
Tennessee (State of) Local Development
  Authority (Community Provider Pooled Loan
  Program); Series 1994 RB
  6.45%, 10/01/04(g)(l)                           NRR        --      1,000        1,020,000
-------------------------------------------------------------------------------------------
Washington (County of) (Capital Outlay
  Notes);
  Refunding Unlimited Tax Series 2002 GO
  4.00%, 02/01/05(f)                               --       Aaa      1,000        1,009,664
-------------------------------------------------------------------------------------------
Williamson (County of) Industrial Development
  Board (Currey Ingram Academy); Educational
  Facilities VRD Series 2003 RB
  (LOC-SunTrust Bank)
  1.75%, 04/01/23(b)(c)                            --    VMIG-1      2,500        2,500,000
===========================================================================================
                                                                                159,238,687
===========================================================================================

TEXAS-11.84%

ABN AMRO Munitops Ctfs. Trust (City of
  Leander Independent School District);
  Unlimited Multi-State Non-AMT VRD Series
  2002-16 Ctfs. (Acquired 08/20/03; Cost
  $5,395,000)
  1.75%, 08/15/10(c)(d)(e)                         --    VMIG-1      5,395        5,395,000
-------------------------------------------------------------------------------------------
Alief (City of) Independent School District;
  Unlimited Tax Series 1997 GO (CEP-Texas
  Permanent School Fund)
  6.60%, 02/15/05                                 AAA       Aaa      1,000        1,020,512
-------------------------------------------------------------------------------------------
Amarillo (City of) Health Facilities Corp.
  (Panhandle Pooled Health Care); VRD Series
  1985 ACES RB (LOC-BNP Paribas)
  1.75%, 05/31/25(b)(c)                            --    VMIG-1      4,862        4,862,000
-------------------------------------------------------------------------------------------
Austin (City of) Water & Wastewater System;
  Refunding Series 2002 A RB
  5.00%, 11/15/04(f)                              AAA       Aaa      4,000        4,019,072
-------------------------------------------------------------------------------------------
Austin (City of); Refunding Utility System
  Series 1995 RB
  5.60%, 05/15/05(g)(l)                           AAA       Aaa      5,000        5,128,791
-------------------------------------------------------------------------------------------
Austin (City of); Utility System Series 1994
  RB
  5.75%, 11/15/04(g)(i)                           AAA       Aaa      2,605        2,619,767
-------------------------------------------------------------------------------------------
Bexar (County of) Health Facilities
  Development Corp.
  (Air Force Village); VRD Series 2000 RB
  (LOC-Bank of America N.A.)
  1.69%, 08/15/30(b)(c)                          A-1+        --     19,500       19,500,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Bexar (County of) Health Facilities
  Development Corp.
  (Warm Springs); Healthcare System VRD
  Series 1997 RB
  (LOC-JPMorgan Chase Bank)
  1.74%, 09/01/27(b)(c)                            --    VMIG-1    $ 3,435   $    3,435,000
-------------------------------------------------------------------------------------------
Brownsville (City of) Utility Systems;
  Refunding Sub. Lien VRD Series 2001 A RB
  0.95%, 11/04/04(f)(g)(k)                       A-1+    VMIG-1      3,300        3,300,000
-------------------------------------------------------------------------------------------
Dallas (City of) Waterworks & Sewer System;
  Refunding Series 2002 A RB
  4.00%, 10/01/04                                 AA+       Aa2      3,500        3,500,000
-------------------------------------------------------------------------------------------
Dallas (City of); Limited Tax Series 2003 GO
  3.50%, 02/15/05                                 AA+       Aa1      1,500        1,513,855
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Houston
  Airport);
  VRD Series 2000-4307 COP (Acquired
  11/15/00; Cost $15,750,000)
  1.75%, 07/01/28(c)(d)(e)                       A-1+        --     15,750       15,750,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Houston Water
  & Sewer);
  VRD Series 1997-4305 Class A COP (Acquired
  04/27/99; Cost $14,005,000)
  1.75%, 12/01/27(c)(d)(e)                       A-1+        --     14,005       14,005,000
-------------------------------------------------------------------------------------------
  VRD Series 2002-6019 Class A COP (Acquired
  11/13/02; Cost $8,910,000)
  1.75%, 12/01/30(c)(d)(e)                       A-1+        --      8,910        8,910,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris County Toll
  Road);
  VRD Series 2001-4305 COP
  (Acquired 05/08/01; Cost $7,390,000)
  1.75%, 08/01/14(c)(d)(e)                       A-1+        --      7,390        7,390,000
-------------------------------------------------------------------------------------------
  VRD Series 2002-6012 Class A COP
  (Acquired 11/20/02; Cost $1,580,000)
  1.75%, 08/15/30(c)(d)(e)                       A-1+        --      1,580        1,580,000
-------------------------------------------------------------------------------------------
El Paso (County of); Refunding Limited Tax
  Series 2002 A GO
  3.25%, 02/15/05(f)                              AAA       Aaa      1,040        1,048,302
-------------------------------------------------------------------------------------------
First Union MERLOTs (Harris County Toll
  Road);
  VRD Series 2003 B16 RB (Acquired 02/19/03;
  Cost $3,015,000)
  1.57%, 08/15/25(c)(d)(e)                         --    VMIG-1      3,015        3,015,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (Jefferson County Health
  Facilities Development Corp.); VRD Series
  2001 A83 RB
  (Acquired 11/18/03; Cost $3,570,000)
  1.20%, 11/16/04(d)(e)(g)(k)(n)                  A-1        --      3,570        3,570,000
-------------------------------------------------------------------------------------------
Fort Worth (City of); Limited Tax Series 2000
  GO Ctfs.
  6.25%, 03/01/05(g)(l)                           NRR       NRR      5,000        5,105,817
-------------------------------------------------------------------------------------------
Garland (City of) Industrial Development
  Authority Inc. (Carroll Co. Project); VRD
  Series 1984 IDR (LOC-Wells Fargo Bank N.A.)
  (Acquired 09/03/03; Cost $2,300,000)
  1.74%, 12/01/14(b)(c)(d)                         --       Aaa      2,300        2,300,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Goose Creek (City of) Consolidated
  Independent School District; Refunding
  Unlimited Tax Series 2002 A GO
  (CEP-Texas Permanent School Fund)
  4.00%, 02/15/05                                 AAA       Aaa    $ 1,520   $    1,536,322
-------------------------------------------------------------------------------------------
Grand Prairie (City of) Housing Finance Corp.
  (Lincoln Property Co.); Refunding
  Multi-Family Housing VRD Series 1993 RB
  (CEP-General Electric Corp.)
  1.77%, 06/01/10(c)                             A-1+        --      2,700        2,700,000
-------------------------------------------------------------------------------------------
Grapevine (City of) Industrial Development
  Corp.
  (Southern Air Transport); Refunding Airport
  Series 1993 RB
  (LOC-JPMorgan Chase Bank)
  1.77%, 03/01/10(b)(c)                          A-1+        --      2,300        2,300,000
-------------------------------------------------------------------------------------------
Harris (County of) Cultural Education
  Facilities Finance Corp. (Houston Music
  Hall Foundation); VRD Series 1999 RB
  (LOC-JPMorgan Chase Bank)
  1.74%, 06/01/29(b)(c)                          A-1+        --        700          700,000
-------------------------------------------------------------------------------------------
Harris (County of) Hospital District; Sub.
  Lien Commercial Paper Series A RN (LOC-Bank
  of America N.A.)
  1.28%, 11/22/04(b)                             A-1+        --      9,451        9,451,000
-------------------------------------------------------------------------------------------
Harris (County of) Houston Texas Sports
  Authority (Rodeo);
  Jr. Lein VRD Series 2001 C RB
  1.77%, 11/15/30(c)(f)                          A-1+    VMIG-1      6,400        6,400,000
-------------------------------------------------------------------------------------------
Harris (County of); Permanent Improvement
  Unlimited Tax Series 2003 GO
  3.00%, 10/01/04                                 AA+       Aa1      1,000        1,000,000
-------------------------------------------------------------------------------------------
Harris (County of); Refunding Unlimited Tax
  Series 2001 GO
  5.00%, 10/01/04                                 AA+       Aa1      4,970        4,970,000
-------------------------------------------------------------------------------------------
Hockley (County of) Industrial Development
  Corp. (AMOCO Project);
  VRD Series 1985 PCR
  1.15%, 11/01/04(g)(h)                          A-1+       P-1     10,000       10,000,000
-------------------------------------------------------------------------------------------
Hockley (County of) Industrial Development
  Corp.
  (AMOCO Project-Standard Oil Co.); VRD
  Series 1983 PCR
  1.40%, 03/01/05(g)(h)                          A-1+       Aa1     12,775       12,775,000
-------------------------------------------------------------------------------------------
Houston (City of) Independent School District
  (Schoolhouse);
  Limited Tax Series 2004 GO
  (CEP-Texas Permanent School Fund)
  1.62%, 06/09/05(g)(k)                          A-1+    VMIG-1     15,000       15,000,000
-------------------------------------------------------------------------------------------
Houston (City of); Commercial Paper Notes
  Series 2003 A GO
  1.30%, 10/21/04                                A-1+       P-1     20,000       20,000,000
-------------------------------------------------------------------------------------------
  1.37%, 11/15/04                                A-1+       P-1     24,000       24,000,000
-------------------------------------------------------------------------------------------
  1.38%, 01/25/05                                A-1+       P-1     13,400       13,400,000
-------------------------------------------------------------------------------------------
Mansfield (City of); Refunding Unlimited Tax
  VRD Series 2004 GO
  2.00%, 02/15/05(f)                              AAA       Aaa        855          857,910
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Merrill Lynch P-Floats (City of Brazosport
  Independent School District); Refunding
  Unlimited Tax VRD Series 2003 PT-1690 GO
  (Acquired 02/20/03; Cost $4,920,000)
  1.73%, 08/15/10(c)(d)(e)                         --    VMIG-1    $ 4,920   $    4,920,000
-------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (County of Harris
  Hospital District);
  VRD Series 2002 PT-665 RB (Acquired
  10/02/02; Cost $5,935,000)
  1.73%, 08/15/08(c)(d)(e)                       A-1+        --      5,935        5,935,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (State of Texas Affordable Housing Corp.);
  Floating Rate Trust Ctfs. VRD Series
  2003-780 RB
  (Acquired 02/19/03; Cost $1,995,000)
  1.73%, 09/01/22(c)(d)(e)                         --    VMIG-1      1,995        1,995,000
-------------------------------------------------------------------------------------------
Northside Independent School District;
  Refunding VRD Unlimited Tax Series 2003 B
  GO (CEP-Texas Permanent School Fund)
  1.75%, 08/01/05(g)(k)                          A-1+    VMIG-1      1,870        1,870,000
-------------------------------------------------------------------------------------------
Pine Tree Independent School District;
  Unlimited Tax Series 1994 GO (CEP-Texas
  Permanent School Fund)
  5.25%, 02/15/05(g)(k)                           NRR       Aaa        910          923,135
-------------------------------------------------------------------------------------------
San Antonio (City of) Water & Sewer System;
  Commercial Paper Notes Series 2001 A GO
  1.15%, 10/21/04                                A-1+       P-1     29,900       29,900,000
-------------------------------------------------------------------------------------------
Sherman (City of) Higher Education Finance
  Corp. (Austin College Project); Higher
  Education VRD Series 1997 RB
  (LOC-Bank of America N.A.)
  1.75%, 01/01/18(b)(c)                          A-1+        --     12,800       12,800,000
-------------------------------------------------------------------------------------------
Spring (City of) Independent School District;
  Unlimited Tax Series 2004 GO (CEP-Texas
  Permanent School Fund)
  2.50%, 02/15/05                                 AAA       Aaa      2,195        2,206,356
-------------------------------------------------------------------------------------------
Texas (State of); Series 2004 TRAN
  3.00%, 08/31/05                               SP-1+     MIG-1     30,000       30,378,015
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Southeast Texas Housing
  Finance Corp.);
  VRD Series 2001 A18 RB (Acquired 11/18/03;
  Cost $4,130,000)
  1.20%, 11/16/04(d)(e)(g)(k)(n)                  A-1        --      4,130        4,130,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (University of Texas);
  Refunding VRD Series 2003 B14 RB (Acquired
  01/29/03; Cost $8,005,000)
  1.72%, 08/15/22(c)(d)(e)                         --    VMIG-1      8,005        8,005,000
===========================================================================================
                                                                                345,120,854
===========================================================================================

UTAH-1.47%

Davis (County of) Housing Authority (Fox
  Creek Apartments); Refunding Multi-Family
  Housing VRD Series 1997 A RB
  (LOC-JPMorgan Chase Bank)
  1.71%, 08/15/27(b)(c)                           A-1        --      4,240        4,240,000
-------------------------------------------------------------------------------------------
Davis (County of); Unlimited Tax Series 2004
  TRAN
  2.25%, 12/30/04                                  --     MIG-1      4,000        4,009,763
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
UTAH-(CONTINUED)

First Union MERLOTs (Intermountain Power
  Agency);
  Power Supply VRD Series 2002 A59 RB
  (Acquired 10/23/02; Cost $7,040,000)
  1.74%, 07/01/10(c)(d)(e)                         --    VMIG-1    $ 7,040   $    7,040,000
-------------------------------------------------------------------------------------------
Intermountain Power Agency; Power Supply VRD
  Series 1985 E RB
  1.24%, 12/01/04(f)(g)(k)                       A-1+    VMIG-1     14,770       14,770,000
-------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (City of Murray
  Hospital); VRD Series 2002 PA-1066 RB
  (Acquired 10/02/02; Cost $5,995,000)
  1.73%, 05/15/22(c)(d)(e)                        A-1        --      5,995        5,995,000
-------------------------------------------------------------------------------------------
Salt Lake (City of) (Gateway Project);
  Special Assessment VRD Series 2003
  (LOC-Citibank N.A.)
  1.70%, 12/01/23(b)(c)                          A-1+        --      5,850        5,850,000
-------------------------------------------------------------------------------------------
Sanpete (County of) School Facilities
  (Wasatch Academy);
  VRD Series 2003 RB (LOC-U.S. Bank N.A.)
  1.76%, 08/01/28(b)(c)                          A-1+        --        900          900,000
===========================================================================================
                                                                                 42,804,763
===========================================================================================

VERMONT-0.22%

Vermont (State of) Student Assistance Corp.;
  Student Loan VRD Series 1985 RB (LOC-State
  Street Bank & Trust Co.)
  1.35%, 01/01/08(b)(j)                            --    VMIG-1      2,640        2,640,000
-------------------------------------------------------------------------------------------
Vermont (State of); Unlimited Tax Series 1994
  A GO
  6.40%, 01/15/05(g)(l)                           NRR       NRR      3,510        3,632,758
===========================================================================================
                                                                                  6,272,758
===========================================================================================

VIRGINIA-0.82%

Chesapeake (City of) Hospital Authority
  (Chesapeake General Hospital); Hospital
  Facility VRD Series 2001 B RB
  (LOC-SunTrust Bank)
  1.69%, 07/01/31(b)(c)                          A-1+        --      1,545        1,545,000
-------------------------------------------------------------------------------------------
Henrico (County of) Economic Development
  Authority
  (Westminster Centerbury); Residential Care
  Facilities
  VRD Series 2003 B RB (LOC-KBC Bank N.V.)
  1.69%, 07/01/08(b)(c)                            --    VMIG-1     17,100       17,100,000
-------------------------------------------------------------------------------------------
Richmond (City of) Industrial Development
  Authority;
  Educational Facilities VRD Series 2002 RB
  (LOC-SunTrust Bank)
  1.70%, 05/01/32(b)(c)                            --    VMIG-1      2,900        2,900,000
-------------------------------------------------------------------------------------------
Rockingham (County of) Industrial Development
  Authority (Sunnyside Presbyterian Home);
  Residential Care Facilities VRD Series 2003
  RB (LOC-Branch Banking & Trust)
  1.72%, 12/01/33(b)(c)                           A-1        --        750          750,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
VIRGINIA-(CONTINUED)

Winchester (City of) Industrial Development
  Authority (Shenandoah University);
  Educational Facilities First Mortgage
  Series 1994 IDR
  6.70%, 10/01/04(g)(l)                           NRR       NRR    $ 1,620   $    1,652,400
===========================================================================================
                                                                                 23,947,400
===========================================================================================

WASHINGTON-5.39%

ABN AMRO Munitops Ctfs. Trust (City of
  Seattle Municipal Light & Power);
  Multi-State Non-AMT VRD Series 2002-12
  Ctfs. (Acquired 05/25/04; Cost $9,755,000)
  1.75%, 03/01/09(c)(d)(e)                         --    VMIG-1      9,755        9,755,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (City of
  Seattle);
  Multi-State Non-AMT VRD Limited Tax Series
  2003-7 GO Ctfs.
  (Acquired 05/13/03; Cost $10,685,000)
  1.34%, 11/17/04(d)(e)(g)(i)(k)(n)                --        --     10,685       10,685,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (King County);
  Multi-State Non-AMT VRD Limited Tax Series
  2001-1 GO Ctfs.
  (Acquired 01/04/01; Cost $10,000,000)
  1.75%, 07/01/06(c)(d)(e)                         --    VMIG-1     10,000       10,000,000
-------------------------------------------------------------------------------------------
Bremerton (City of) (Kitsap Regional
  Conference Center);
  VRD Series 2003 RB (LOC-Bank of America
  N.A.)
  1.75%, 12/01/28(b)(c)(i)                         --        --      2,565        2,565,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Washington
  Public Power Supply Systems Project No. 2);
  VRD Series 96-4703 Class A COP (Acquired
  05/02/01; Cost $5,870,000)
  1.75%, 07/01/11(c)(d)(e)                       A-1+        --      5,870        5,870,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Washington);
  VRD Series 98-4701 Class A COP (Acquired
  07/20/00; Cost $14,400,000)
  1.75%, 05/01/18(c)(d)(e)                       A-1+        --     14,400       14,400,000
-------------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  Commercial Paper TRAN (LOC-Bank of America
  N.A.)
  1.00%, 10/26/04(b)                             A-1+        --      4,300        4,300,000
-------------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  Commercial Paper Notes (LOC-Bank of America
  N.A.)
  1.00%, 10/26/04(b)                             A-1+        --      7,000        7,000,000
-------------------------------------------------------------------------------------------
Everett (City of); VRD Limited Tax Series
  2001 GO
  (LOC-Bank of America N.A.)
  1.75%, 12/01/21(b)(c)(i)                         --        --      2,600        2,600,000
-------------------------------------------------------------------------------------------
Issaquah (City of) Community Properties; VRD
  Special Revenue Series 2001 A RB (LOC-Bank
  of America N.A.)
  1.73%, 02/15/21(b)(c)                            --    VMIG-1     10,150       10,150,000
-------------------------------------------------------------------------------------------
King & Snohomish (Counties of) School
  District No. 417 (Northshore); Unlimited
  Tax Series 2003 GO
  2.00%, 12/01/04(f)                              AAA       Aaa      3,300        3,304,792
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

King (County of) Economic Enterprise Corp.
  (Puget Sound Blood Center Project);
  VRD Series 1998 RB (LOC-U.S. Bank N.A.)
  1.74%, 04/01/23(b)(c)                            --    VMIG-1    $ 3,810   $    3,810,000
-------------------------------------------------------------------------------------------
Lake Tapps Parkway Properties; Special
  Revenue VRD
  (LOC-U.S. Bank N.A.)
  Series 1999 A RB
  1.73%, 12/01/19(b)(c)                            --    VMIG-1     11,800       11,800,000
-------------------------------------------------------------------------------------------
  Series 1999 B RB
  1.73%, 12/01/19(b)(c)                            --    VMIG-1        700          700,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (Port of Seattle);
  VRD Series 2002-739D RB (Acquired 07/21/04;
  Cost $5,000,000)
  1.73%, 09/01/20(c)(d)(e)                        A-1        --      5,000        5,000,000
-------------------------------------------------------------------------------------------
Pierce (County of) Economic Development Corp.
  (Weyerhaeuser Real Estate); Special Revenue
  VRD Series 1997 RB
  (LOC-Bank of America N.A.)
  1.73%, 01/01/27(b)(c)                          A-1+    VMIG-1     12,705       12,705,000
-------------------------------------------------------------------------------------------
Seattle (Port of) Industrial Development
  Corp. (Sysco Food Services Project);
  Refunding VRD Series 1994 IDR
  1.72%, 11/01/25(c)                             A-1+    VMIG-1      8,000        8,000,000
-------------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Bayview
  Manor Project);
  Low Income Housing Assistance VRD Series
  1994 B RB
  (LOC-U.S. Bank N.A.)
  1.74%, 05/01/19(b)(c)                          A-1+        --      2,340        2,340,000
-------------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Pioneer
  Human Services Project); Refunding VRD
  Series 1995 RB (LOC-U.S. Bank N.A.)
  1.74%, 12/01/15(b)(c)                          A-1+        --      1,975        1,975,000
-------------------------------------------------------------------------------------------
Snohomish (County of) Housing Authority (Ebey
  Arms Centerhouse Project); Refunding
  Housing VRD Series 2003 RB
  (LOC-Bank of America N.A.)
  1.75%, 12/01/34(b)(c)(i)                         --        --      6,245        6,245,000
-------------------------------------------------------------------------------------------
Vancouver (City of) Housing Authority
  (Village Park Apartments Project); Housing
  VRD Series 2000 RB (LOC-U.S. Bank N.A.)
  1.73%, 11/02/05(b)(c)                          A-1+        --      1,430        1,430,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Central Puget Sound
  Regional Transit Authority); Sales Tax &
  Motor VRD Series 2001 A46 RB
  (Acquired 11/12/03; Cost $6,275,000)
  1.30%, 11/10/04(d)(e)(g)(k)(n)                   --    VMIG-1      6,275        6,275,000
-------------------------------------------------------------------------------------------
Washington (State of) Economic Development
  Finance Authority (Seadrunar Recycling LLC
  Project); Economic Development VRD Series
  2000 E RB (LOC-U.S. Bank N.A.)
  1.74%, 08/01/25(b)(c)                          A-1+        --      2,735        2,735,000
-------------------------------------------------------------------------------------------
Washington (State of) Health Care Facilities
  Authority
  (Empire Health Services); VRD Series 2003
  RB
  (LOC-U.S. Bank N.A.)
  1.65%, 11/01/23(b)(c)                          A-1+        --      2,335        2,335,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Washington (State of) Higher Education
  Facilities Authority
  (Cornish College Arts Project); VRD Series
  2003 A RB
  (LOC-Bank of America N.A.)
  1.73%, 12/01/33(b)(c)                            --    VMIG-1    $ 5,000   $    5,000,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Nikkei Concerns Project);
  Non-Profit Housing VRD Series 1994 RB
  (LOC-U.S. Bank N.A.)
  1.74%, 10/01/19(b)(c)                          A-1+        --      3,755        3,755,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Tacoma Art Museum Project);
  Non-Profit VRD Series 2002 RB
  (LOC-Northern Trust Co.)
  1.77%, 06/01/32(b)(m)                            --    VMIG-1      1,225        1,225,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (University Preparatory Academy
  Project); Non-Profit VRD Series 2000 RB
  (LOC-Bank of America N.A.)
  1.75%, 07/01/30(b)(c)                            --    VMIG-1      1,250        1,250,000
===========================================================================================
                                                                                157,209,792
===========================================================================================

WEST VIRGINIA-0.35%

Monongalia (County of) Building Community
  Hospital (Monongalia General Hospital);
  Refunding VRD Series 2002 A RB
  (LOC-JPMorgan Chase Bank)
  1.72%, 07/01/17(b)(c)                           A-1    VMIG-1        645          645,000
-------------------------------------------------------------------------------------------
West Virginia (State of) Hospital Finance
  Authority (Cabell Huntington); Refunding
  VRD Series 2002 A-1 RB
  (LOC-JPMorgan Chase Bank)
  1.67%, 06/01/13(b)(c)                            --    VMIG-1      9,495        9,495,000
===========================================================================================
                                                                                 10,140,000
===========================================================================================

WISCONSIN-3.44%

Kimberly (City of) (Fox Cities YMCA Project);
  VRD Series 2002 RB
  (LOC-M&I Marshall & Ilsley Bank)
  1.75%, 04/01/32(b)(c)                            --    VMIG-1      2,540        2,540,000
-------------------------------------------------------------------------------------------
Menomonee Falls (City of); Refunding Sewer
  System Series 2004 RB
  2.00%, 05/01/05(f)                               --       Aaa      1,425        1,429,517
-------------------------------------------------------------------------------------------
Waukesha (County of); Promissory Notes
  Unlimited Tax Series 2004 GO
  2.00%, 04/01/05                                  --       Aaa      1,500        1,507,192
-------------------------------------------------------------------------------------------
Wind Point (City of) (Johnson Foundation
  Project);
  VRD Series 2000 RB (LOC-Bank of Montreal)
  1.80%, 09/01/35(b)(c)                          A-1+        --      4,665        4,665,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Beaver Dam Community
  Hospitals Inc.); VRD Series 2004 B RB
  (LOC-U.S. Bank N.A.)
  1.69%, 08/15/34(b)(c)                          A-1+        --      3,000        3,000,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Wisconsin (State of) Health & Educational
  Facilities Authority (Mequon Jewish
  Project); VRD Series 2003 RB
  (LOC-JPMorgan Chase Bank)
  1.73%, 07/01/28(b)(c)                            --    VMIG-1    $ 2,150   $    2,150,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority
  (Mercy Health System); (LOC-M&I Marshall &
  Ilsley Bank)
  Pooled Loan VRD Series 2003 I RB
  1.70%, 06/01/23(b)(c)                            --    VMIG-1      9,570        9,570,000
-------------------------------------------------------------------------------------------
  VRD Series 2003 C RB
  1.72%, 08/15/23(b)(c)                            --    VMIG-1      7,300        7,300,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority
  (St. John's Home); Pooled Loan VRD Series
  2003 J RB
  (LOC-M&I Marshall & Ilsley Bank)
  1.70%, 07/01/23(b)(c)                            --    VMIG-1      4,250        4,250,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority
  (St. Luke's Medical Center); VRD Series
  1987 RB
  (LOC-KBC Bank N.V.) (Acquired 06/01/04;
  Cost $30,000,000)
  1.70%, 12/01/17(b)(c)(d)                        A-1        --     30,000       30,000,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority
  (St. Mary's School); VRD Series 2004 RB
  (LOC-M&I Marshall & Ilsley Bank)
  1.72%, 08/01/19(b)(c)                           A-1        --      2,695        2,695,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority
  (Sinai Samaritan Medical Center Inc.); VRD
  Series 1994 A RB
  (LOC-M&I Marshall & Ilsley Bank)
  1.75%, 09/01/19(b)(c)                           A-1        --      5,649        5,649,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Wheaton Franciscan
  Services); VRD Series 2003 B RB
  (LOC-U.S. Bank N.A.)
  1.69%, 08/15/33(b)(c)                          A-1+    VMIG-1      8,750        8,750,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) School Districts Cash
  Flow Management Program;
  Series 2003 B-1 COP
  2.00%, 11/01/04                                  --     MIG-1      5,565        5,568,956
-------------------------------------------------------------------------------------------
  Series 2004 A-1 COP
  3.00%, 09/20/05(o)                               --        --      8,000        8,100,676
-------------------------------------------------------------------------------------------
Wisconsin (State of); Unlimited Tax Series
  1995 A GO
  6.10%, 05/01/05(g)(l)                           NRR       Aaa      3,000        3,087,881
===========================================================================================
                                                                                100,263,222
===========================================================================================
    Total Municipal Obligations (Cost
      $2,926,404,421)                                                         2,926,404,421
===========================================================================================
TOTAL INVESTMENTS-100.40% (Cost
  $2,926,404,421)(p)                                                          2,926,404,421
===========================================================================================
OTHER ASSETS LESS LIABILITIES-(0.40%)                                           (11,669,927)
===========================================================================================
NET ASSETS-100.00%                                                           $2,914,734,494
___________________________________________________________________________________________
===========================================================================================

Investment Abbreviations:

ACES     - Automatically Convertible Extendable Security
AMT      - Alternative Minimum Tax
BAN      - Bond Anticipation Notes
CEP      - Credit Enhancement Provider
COP      - Certificate of Participation
Ctfs     - Certificates
GO       - General Obligation Bonds
IDR      - Industrial Development Revenue Bonds
Jr.      - Junior
LOC      - Letter of Credit
MERLOT   - Municipal Exempt Receipts Liquidity Optional Tender
NRR      - Not Re-Rated
P-Floats - Puttable Floating Option Tax-Exempt Receipts
PCR      - Pollution Control Revenue Bonds
PUTTERS  - Putable Tax Exempt Receipts
RAN      - Revenue Anticipation Notes
RB       - Revenue Bonds
RN       - Revenue Notes
Sub.     - Subordinated
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
VRD      - Variable Rate Demand
Wts.     - Warrants

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), except as indicated in note (i) and (o) below. NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations held by a bank custodian); this funding is pursuant to an advance refunding of this security.
(b) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined weekly. Rate shown is the rate in effect on September 30, 2004.
(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at September 30, 2004 was $691,199,000, which represented 23.71% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(e) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.

(g) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(h) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined semi-annually. Rate shown is the rate in effect on September 30, 2004.
(i) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.
(j) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined monthly. Rate shown is the rate in effect on September 30, 2004.
(k) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined at intermittent intervals. Rate shown is the rate in effect on September 30, 2004.
(l) Advance refunded; secured by an escrow fund of U.S. Treasury obligations.
(m) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined daily. Rate shown is the rate in effect on September 30, 2004.
(n) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at September 30, 2004 was $38,920,000, which represented 1.34% of the Fund's net assets.
(o) Determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest, pursuant to guidelines for the determination of quality adopted by the Board of Trustees and followed by the investment advisor.
(p) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS & LIABILITIES

September 30, 2004
(Unaudited)

ASSETS:

Investments, at market value
  (cost $2,926,404,421)        $2,926,404,421
---------------------------------------------
Cash                                  697,925
---------------------------------------------
Receivables for:
  Investments sold                  4,895,235
---------------------------------------------
  Interest                          8,879,674
---------------------------------------------
Investment for trustee
  deferred compensation and
  retirement plans                    136,908
---------------------------------------------
Other assets                          190,315
=============================================
    Total assets                2,941,204,478
_____________________________________________
=============================================

LIABILITIES:

Payables for:
  Investments purchased            23,240,918
---------------------------------------------
  Dividends                         2,730,970
---------------------------------------------
  Trustee deferred
    compensation and
    retirement plans                  215,380
---------------------------------------------
Accrued distribution fees             131,402
---------------------------------------------
Accrued transfer agent fees            91,843
---------------------------------------------
Accrued trustees fees                   1,095
---------------------------------------------
Accrued operating expenses             58,376
=============================================
    Total liabilities              26,469,984
=============================================
Net assets applicable to
  shares outstanding           $2,914,734,494
_____________________________________________
=============================================

NET ASSETS CONSIST OF:

  Shares of beneficial
    interest                   $2,914,752,505
---------------------------------------------
  Undistributed net realized
    gain (loss) from
    investment securities             (18,011)
=============================================
                               $2,914,734,494
_____________________________________________
=============================================

NET ASSETS:

Institutional Class            $1,671,593,521
_____________________________________________
=============================================
Private Investment Class       $  190,301,672
_____________________________________________
=============================================
Personal Investment Class      $    9,273,444
_____________________________________________
=============================================
Cash Management Class          $  796,326,655
_____________________________________________
=============================================
Reserve Class                  $   11,062,666
_____________________________________________
=============================================
Resource Class                 $  236,176,536
_____________________________________________
=============================================

SHARES OUTSTANDING,
  $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class             1,671,550,863
_____________________________________________
=============================================
Private Investment Class          190,288,610
_____________________________________________
=============================================
Personal Investment Class           9,270,510
_____________________________________________
=============================================
Cash Management Class             796,322,561
_____________________________________________
=============================================
Reserve Class                      11,060,717
_____________________________________________
=============================================
Resource Class                    236,175,751
_____________________________________________
=============================================
Net asset value, offering and
  redemption price per share
  for each class               $         1.00
_____________________________________________
=============================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended September 30, 2004
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $17,235,533
=========================================================================

EXPENSES:

Advisory fees                                                   3,131,846
-------------------------------------------------------------------------
Administrative services fees                                      295,697
-------------------------------------------------------------------------
Custodian fees                                                     38,978
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                        404,301
-------------------------------------------------------------------------
  Personal Investment Class                                        40,938
-------------------------------------------------------------------------
  Cash Management Class                                           334,772
-------------------------------------------------------------------------
  Reserve Class                                                    50,510
-------------------------------------------------------------------------
  Resource Class                                                  266,654
-------------------------------------------------------------------------
Transfer agent fees                                               231,258
-------------------------------------------------------------------------
Trustees' fees and retirement benefits                             29,952
-------------------------------------------------------------------------
Other                                                             317,825
=========================================================================
    Total expenses                                              5,142,731
=========================================================================
Less: Fees waived                                              (1,065,457)
=========================================================================
    Net expenses                                                4,077,274
=========================================================================
Net investment income                                          13,158,259
=========================================================================
Net realized gain (loss) from investment securities               (17,079)
=========================================================================
Net increase in net assets resulting from operations          $13,141,180
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended September 30, 2004 and the year ended March 31, 2004 (Unaudited)

                                                            SEPTEMBER 30,       MARCH 31,
                                                                 2004              2004
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                     $  13,158,259     $   22,690,885
--------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities             (17,079)            40,841
============================================================================================
    Net increase in net assets resulting from operations       13,141,180         22,731,726
============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                          (8,710,440)       (14,405,472)
--------------------------------------------------------------------------------------------
  Private Investment Class                                       (555,715)        (1,230,193)
--------------------------------------------------------------------------------------------
  Personal Investment Class                                       (20,320)           (37,490)
--------------------------------------------------------------------------------------------
  Cash Management Class                                        (2,854,661)        (5,040,826)
--------------------------------------------------------------------------------------------
  Reserve Class                                                    (4,673)            (8,425)
--------------------------------------------------------------------------------------------
  Resource Class                                               (1,012,450)        (1,968,479)
============================================================================================
    Decrease in net assets resulting from distributions       (13,158,259)       (22,690,885)
============================================================================================
Share transactions-net:
  Institutional Class                                        (282,164,384)       632,519,818
--------------------------------------------------------------------------------------------
  Private Investment Class                                     39,903,203        (77,436,378)
--------------------------------------------------------------------------------------------
  Personal Investment Class                                    (1,120,107)        (6,598,054)
--------------------------------------------------------------------------------------------
  Cash Management Class                                        28,190,366        150,447,508
--------------------------------------------------------------------------------------------
  Reserve Class                                                (2,966,860)         1,376,091
--------------------------------------------------------------------------------------------
  Resource Class                                              (63,027,459)        39,025,099
============================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                     (281,185,241)       739,334,084
============================================================================================
    Net increase (decrease) in net assets                    (281,202,320)       739,374,925
============================================================================================

NET ASSETS:

  Beginning of period                                       3,195,936,814      2,456,561,889
============================================================================================
  End of period (including undistributed net investment
    income of $0 and $0, respectively)                      $2,914,734,494    $3,195,936,814
____________________________________________________________________________________________
============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

September 30, 2004
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Tax-Free Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust consisting of one portfolio, the Tax-Free Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class are voted on exclusively by the shareholders of each class. The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. On November 4, 2003, the Fund was restructured from a separate series of Tax-Free Investments Co. to a new series portfolio of the Trust.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities.' Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       In addition, the Fund intends to invest in securities to allow it to qualify to pay shareholders "exempt interest dividends", as defined in the Internal Revenue Code of 1986, as amended.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.22%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the cap stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees;
(vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement; (viii) trustees' fees; and (ix) federal registration fees. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. For the six months ended September 30, 2004, AIM waived fees of $723,330.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2004, AIM was paid $295,697 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended September 30, 2004, AISI retained $225,258 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of the such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees for the Reserve Class during the year in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the six months ended September 30, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $202,150, $30,021, $267,818, $41,736 and $213,323, respectively, after FMC waived Plan fees of $202,151, $10,917, $66,954, $8,774 and $53,331, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.


NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM and INVESCO Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended September 30, 2004, the Fund engaged in purchases and sales of securities of $0 and $27,058,780, respectively.


NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended September 30, 2004, the Fund paid legal fees of $5,068 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended September 30, 2004.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.


NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of March 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
March 31, 2011                                                      $933
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                    CHANGES IN SHARES OUTSTANDING(A)
---------------------------------------------------------------------------------------------------------
                                         SIX MONTHS ENDED                         YEAR ENDED
                                        SEPTEMBER 30, 2004                      MARCH 31, 2004
                                 ---------------------------------    -----------------------------------
                                     SHARES            AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class             8,676,342,046    $ 8,676,342,046     13,446,683,719    $ 13,446,683,719
---------------------------------------------------------------------------------------------------------
  Private Investment Class          217,524,346        217,524,346        489,285,624         489,285,624
---------------------------------------------------------------------------------------------------------
  Personal Investment Class          20,166,779         20,166,779         26,756,133          26,756,133
---------------------------------------------------------------------------------------------------------
  Cash Management Class           2,908,837,254      2,908,837,254      5,641,820,633       5,641,820,633
---------------------------------------------------------------------------------------------------------
  Reserve Class                      77,269,739         77,269,739        156,764,612         156,764,612
---------------------------------------------------------------------------------------------------------
  Resource Class                    732,494,862        732,494,862      1,508,376,051       1,508,376,051
=========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                 5,177,367          5,177,367          7,301,226           7,301,226
---------------------------------------------------------------------------------------------------------
  Private Investment Class              318,170            318,170            737,747             737,747
---------------------------------------------------------------------------------------------------------
  Personal Investment Class               2,442              2,442              4,054               4,054
---------------------------------------------------------------------------------------------------------
  Cash Management Class               1,846,071          1,846,071          4,115,815           4,115,815
---------------------------------------------------------------------------------------------------------
  Reserve Class                           2,986              2,986              8,921               8,921
---------------------------------------------------------------------------------------------------------
  Resource Class                        936,355            936,355          1,860,224           1,860,224
=========================================================================================================
Reacquired:
  Institutional Class            (8,963,683,797)    (8,963,683,797)   (12,821,465,127)    (12,821,465,127)
---------------------------------------------------------------------------------------------------------
  Private Investment Class         (177,939,313)      (177,939,313)      (567,459,749)       (567,459,749)
---------------------------------------------------------------------------------------------------------
  Personal Investment Class         (21,289,328)       (21,289,328)       (33,358,241)        (33,358,241)
---------------------------------------------------------------------------------------------------------
  Cash Management Class          (2,882,492,959)    (2,882,492,959)    (5,495,488,940)     (5,495,488,940)
---------------------------------------------------------------------------------------------------------
  Reserve Class                     (80,239,585)       (80,239,585)      (155,397,442)       (155,397,442)
---------------------------------------------------------------------------------------------------------
  Resource Class                   (796,458,676)      (796,458,676)    (1,471,211,176)     (1,471,211,176)
=========================================================================================================
                                   (281,185,241)   $  (281,185,241)       739,334,084    $    739,334,084
_________________________________________________________________________________________________________
=========================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 50% of the outstanding shares of the Fund. The Fund's principle underwriter may have an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                              PRIVATE CLASS
                                  ----------------------------------------------------------------------
                                   SIX MONTHS
                                      ENDED                         YEAR ENDED MARCH 31,
                                  SEPTEMBER 30,      ---------------------------------------------------
                                      2004             2004       2003       2002       2001      2000
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                            $   1.00         $   1.00   $   1.00   $   1.00   $   1.00   $  1.00
--------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income                0.003             0.01       0.01       0.02       0.04      0.03
========================================================================================================
Less distributions from net
  investment income                   (0.003)           (0.01)     (0.01)     (0.02)     (0.04)    (0.03)
========================================================================================================
Net asset value, end of period      $   1.00         $   1.00   $   1.00   $   1.00   $   1.00   $  1.00
________________________________________________________________________________________________________
========================================================================================================
Total return(a)                         0.34%            0.59%      0.97%      1.91%      3.69%     3.06%
________________________________________________________________________________________________________
========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                          $190,302         $150,399   $227,832   $179,095   $141,946   $83,454
________________________________________________________________________________________________________
========================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                      0.47%(b)         0.47%      0.47%      0.47%      0.45%     0.45%
--------------------------------------------------------------------------------------------------------
  Without fee waivers                   0.77%(b)         0.77%      0.77%      0.78%      0.79%     0.79%
________________________________________________________________________________________________________
========================================================================================================
Ratio of net investment income
  to average net assets                 0.68%(b)         0.58%      0.95%      1.76%      3.60%     3.00%
________________________________________________________________________________________________________
========================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $161,264,467.

NOTE 9--LEGAL PROCEEDINGS

Terms used in this Legal Proceedings Note are defined terms solely for the purpose of this note.

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI will be paid by November 7, 2004.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the direction of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the New York Stock Exchange, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal and state securities laws;
(ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

                                    TRUSTEES                                      TAX-FREE
Bruce L. Crockett, Chair                                        Lewis F. Pennock  INVESTMENTS TRUST
Bob R. Baker                                                    Robert H. Graham  (TFIT)
Frank S. Bayley                                                  Gerald J. Lewis
James T. Bunch                                                Prema Mathai-Davis
Albert R. Dowden                                                 Ruth H. Quigley                                  TAX-FREE
Edward K. Dunn, Jr.                                               Louis S. Sklar                              CASH RESERVE
Jack M. Fields                                                 Larry Soll, Ph.D.                                 PORTFOLIO
Carl Frischling                                               Mark H. Williamson

                                    OFFICERS                                                                       RESERVE
Robert H. Graham                                                       President                                     CLASS
Mark H. Williamson                                      Executive Vice President
Lisa O. Brinkley                Senior Vice President & Chief Compliance Officer                                     Semi-
Kevin M. Carome           Senior Vice President, Secretary & Chief Legal Officer                                    Annual
Sidney M. Dilgren                                     Vice President & Treasurer                                    Report
Stuart W. Coco                                                    Vice President
Karen Dunn Kelley                                                 Vice President                        September 30, 2004
Edgar M. Larsen                                                   Vice President


                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                   DISTRIBUTOR
                             Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                    CUSTODIAN
                              The Bank of New York
                                 2 Hanson Place
                             Brooklyn, NY 11217-1431

                               COUNSEL TO THE FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                           Philadelphia, PA 19103-7599

                             COUNSEL TO THE TRUSTEES
                      Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                             New York, NY 10022-3852

                                 TRANSFER AGENT
                          AIM Investment Services, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM
Web site, AIMinvestments.com. On the home page, scroll down and click on AIM
Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the fund voted proxies related to its portfolio securities during the 12 months ended 6/30/04 is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select your fund from the drop-down menu.

YOUR GOALS. OUR SOLUTIONS.                  [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                        --Registered Trademark--


TFIT-SAR-4

LETTER TO OUR SHAREHOLDERS

                   DEAR SHAREHOLDER:

                   This is the semiannual report on the performance of the
[PHOTO OF          Reserve Class of the Tax-Free Cash Reserve Portfolio of
ROBERT H.          Tax-Free Investments Trust, a money market fund investing in
GRAHAM]            short-term municipal bonds of the highest credit ratings.
                   The report is for the six-month period ended September 30,
ROBERT H. GRAHAM   2004.

                       Historically low interest rates resulted in low yields
                   for money market instruments.

                       The Federal Reserve (the Fed), which had left the
                   federal funds target rate at 1.00% since June 2003 (the lowest rate since 1958), increased the rate by 0.25% (or 25 basis points) three times during the six-month reporting period. With the latest increase on September 21, the rate stood at 1.75%. The federal funds rate is the interest rate at which depository institutions lend balances at the Fed to other depository institutions overnight. The federal funds rate does not mandate the rates offered on municipal bonds. However, the low-interest rate environment resulting from the federal funds rate, as well as the overall economic climate itself, affects all fixed-income investing.

    Indications of sustained economic growth characterized the bond market during the second quarter of 2004, according to The Bond Market Association's Research Quarterly. The report noted that considering interest rate volatility in 2004, bond markets in general have responded well to sustained economic growth. However, municipal bond issuance declined in the quarter amid rising rates and a flattening yield curve.

   Economic activity continued to expand throughout the reporting period, according to Beige Books published by the Fed. The nation's gross domestic product, generally considered the broadest measure of economic activity, grew at an annualized rate of 3.3% in the second quarter and 3.7% in the third quarter of 2004. According to the Department of Labor, 1.05 million jobs were created during the reporting period. However, a slowdown in job growth led to declining consumer confidence in August and September, according to The Conference Board. At the close of the reporting period, the unemployment rate stood at 5.4%.

   The September Beige Book reported that the economy continued to improve in July and August, with 11 districts reporting increased activity levels during the summer. All but one district reported an increase in manufacturing activity. Labor markets remained slack across the nation, with few reports of occupational shortages, while retail sales improved modestly in July and August, according to the Beige Book report.

YOUR INVESTMENT PORTFOLIO

For the six-month period ended September 30, 2004, the seven-day SEC and monthly yields for the Tax-Free Cash Reserve Portfolio's Reserve Class were 0.40% and 0.28%, respectively. The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have

==================================
PORTFOLIO COMPOSITION BY MATURITY
In days, as of 9/30/04

1-7                         75.5%

8-14                         2.6

15-60                        7.7

61-120                       6.7

121-180                      1.8

181-240                      0.7

241+                         5.0

The number of days to maturity of
each holding is determined in
accordance with the provisions of
Rule 2a-7 under the Investment
Company Act of 1940.
==================================

[AIM INVESTMENTS LOGO APPEARS HERE]
     --Registered Trademark--

                                                                     (continued)

The views and opinions       been lower. Through a combination of short-term
expressed in this letter     cash management vehicles and selective use of a
are those of A I M           longer maturity schedule for higher yields, the
Advisors, Inc. These views   portfolio continued to provide relatively
and opinions are subject to attractive returns. The weighted average maturity change at any time based on (WAM) remained in the 25- to 42-day range; at the
factors such as market and   close of the reporting period, the WAM stood at 35
economic conditions. These   days. The portfolio continued to maintain a
views and opinions may not   relatively short maturity structure to take
be relied upon as            advantage of any sudden rise in market yields.
investment advice or
recommendations, or as an        The portfolio continued to hold the highest
offer for a particular       credit-quality ratings given by three widely known
security. Statements of      credit rating agencies: AAAm from Standard &
fact are from sources        Poor's, Aaa from Moody's and AAA from
considered reliable, but     FitchRatings. Fund ratings are subject to change
A I M Advisors, Inc. makes   and are based on several factors including an
no representation or         analysis of a portfolio's overall credit quality,
warranty as to their         market price exposure and management.
completeness or accuracy.
Although historical              The Tax-Free Cash Reserve Portfolio seeks to
performance is no guarantee  provide as high a level of tax-exempt income as is
of future results, these     consistent with preservation of capital and
insights may help you        maintenance of liquidity by investing in
understand our investment    high-quality, short-term municipal obligations.
management philosophy.       The portfolio invests solely in securities that,
                             at the time of investment, are "First Tier," as
                             defined in Rule 2a-7 under the Investment Company
THIS REPORT MUST BE          Act of 1940.
ACCOMPANIED OR PRECEDED BY
A CURRENTLY EFFECTIVE FUND   IN CONCLUSION
PROSPECTUS, WHICH CONTAINS
MORE COMPLETE INFORMATION,   Despite raising the federal funds rate for the
INCLUDING SALES CHARGES AND third time since June 24, as the reporting period EXPENSES. READ IT CAREFULLY ended, the Fed believed that monetary policy
BEFORE YOU INVEST.           remains accommodative. After the September rate
                             increase, the Fed stated that it expects
                             underlying inflation to be relatively low, but
PERFORMANCE QUOTED IS PAST   that it would "respond to changes in economic
PERFORMANCE AND CANNOT       prospects as needed to maintain price stability."
GUARANTEE COMPARABLE FUTURE
RESULTS; CURRENT                 We are pleased to send you this report on your
PERFORMANCE MAY BE LOWER OR  investment. AIM is committed to the primary goals
HIGHER. VISIT                of safety, liquidity and yield in institutional
AIMINVESTMENTS.COM FOR THE   fund management. We are also dedicated to customer
MOST RECENT MONTH-END        service. Should you have comments or questions
PERFORMANCE.                 about this report, please contact one of our
                             representatives at 800-659-1005.

AN INVESTMENT IN THE FUND    Sincerely,
IS NOT INSURED OR
GUARANTEED BY THE FEDERAL    /s/ ROBERT H. GRAHAM
DEPOSIT INSURANCE            -------------------------------------
CORPORATION OR ANY OTHER     Robert H. Graham
GOVERNMENT AGENCY. ALTHOUGH  Chairman, A I M Management Group Inc.
THE FUND SEEKS TO PRESERVE
THE VALUE OF YOUR            Beginning with fiscal periods ending after
INVESTMENT AT $1.00 PER      December 31, 2004, the fund files its complete
SHARE, IT IS POSSIBLE TO     schedule of portfolio holdings with the Securities
LOSE MONEY BY INVESTING IN   and Exchange Commission ("SEC") for the first and
THE FUND.                    third quarters of each fiscal year on Form N-Q.
                             The fund's Form N-Q filings are available on the
                             SEC's website at http://www.sec.gov. Copies of the
                             fund's Forms N-Q may be reviewed and copied at the
                             SEC's Public Reference Room at 450 Fifth Street,
                             N.W., Washington, D.C. 20549-0102. You can obtain
                             information on the operation of the Public
                             Reference Room, including information about
                             duplicating fee charges, by calling 1-202-942-8090
                             or by electronic request at the following E-mail
                             address: publicinfo@sec.gov. The SEC file numbers
                             for the fund are 8112731 and 2-58286. The fund's
                             most recent portfolio holdings, as filed on Form
                             N-Q, are also available at www.aiminvestments.com.

INFORMATION ABOUT YOUR FUND'S EXPENSES

EXAMPLE

As a shareholder of the fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2004 -September 30, 2004.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

================================================================================

                                                                HYPOTHETICAL
                                    ACTUAL                    (5% ANNUAL RETURN
                                                                BEFORE EXPENSES)

           BEGINNING         ENDING         EXPENSES      ENDING         EXPENSES
         ACCOUNT VALUE    ACCOUNT VALUE   PAID DURING   ACCOUNT VALUE  PAID DURING
           (04/01/04)     (09/30/04)(1)    PERIOD(2)     (09/30/04)     PERIOD(2)
RESERVE
CLASS      $1,000.00        $1,000.50        $5.27        $1,019.80       $5.32


(1) The actual ending account value is based on the actual total return of the fund for the period April 1, 2004 to September 30, 2004 after actual expenses and will differ from the hypothetical ending account value which is based on the fund's expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period April 1, 2004 to September 30, 2004 was 0.05% for Reserve Class shares.

(2) Expenses are equal to the fund's annualized expense ratio (1.05% for Reserve Class shares) multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
================================================================================

SCHEDULE OF INVESTMENTS

September 30, 2004
(Unaudited)

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------

MUNICIPAL OBLIGATIONS-100.40%

ALABAMA-1.62%

Birmingham (City of) Public Parks &
  Recreation Board
  (Children's Zoo Project); VRD Series 2002
  RB
  (LOC-AmSouth Bank)
  1.84%, 05/01/07(b(c)                             --    VMIG-1    $ 2,925   $    2,925,000
-------------------------------------------------------------------------------------------
Birmingham (City of) Public Parks &
  Recreation Board
  (YMCA Project); Refunding VRD Series 1996
  RB
  (LOC-AmSouth Bank)
  1.84%, 06/01/16(b)(c)                            --    VMIG-1      1,990        1,990,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Birmingham
  Waterworks & Sewer Board);
  VRD Series 2002-6009 Class A COP
  (Acquired 11/05/02; Cost $4,100,000)
  1.75%, 01/01/43(c)(d)(e)                       A-1+        --      4,100        4,100,000
-------------------------------------------------------------------------------------------
  VRD Series 2003-0007 Class A COP
  (Acquired 04/16/03; Cost $7,370,000)
  1.75%, 01/01/43(c)(d)(e)                       A-1+        --      7,370        7,370,000
-------------------------------------------------------------------------------------------
Homewood (City of) Medical Clinic Board
  (Lakeshore Foundation Project); Lease
  Revenue VRD Series 2000 RB
  (LOC-AmSouth Bank)
  1.84%, 11/01/24(b)(c)                           A-1        --      6,046        6,046,000
-------------------------------------------------------------------------------------------
Mobile (City of); Port City Medical Clinic
  Board (Infirmary Health); VRD Series 1998 B
  RB
  1.71%, 02/01/25(c)(f)                           A-1    VMIG-1      5,000        5,000,000
-------------------------------------------------------------------------------------------
Montgomery (City of) Industrial Development
  Board
  (Industrial Partners Project); Refunding
  VRD Series 1989 IDR
  (LOC-SunTrust Bank)
  1.73%, 01/01/07(b)(c)                            --       Aa2        635          635,000
-------------------------------------------------------------------------------------------
Oxford (City of); Unlimited Tax VRD Series
  2003 GO Wts.
  (LOC-Branch Banking & Trust)
  1.73%, 07/01/15(b)(c)                            --    VMIG-1      5,180        5,180,000
-------------------------------------------------------------------------------------------
Ridge (City of) Improvement District; Special
  Assessment VRD Series 2000 RB (LOC-AmSouth
  Bank)
  1.73%, 10/01/25(b)(c)                            --    VMIG-1     13,335       13,335,000
-------------------------------------------------------------------------------------------
Tuscaloosa (City of) Educational Building
  Authority (Stillman College Project);
  Refunding Capital Improvement VRD Series
  2002 A RB (LOC-AmSouth Bank)
  1.84%, 10/01/23(b)(c)                            --    VMIG-1        500          500,000
===========================================================================================
                                                                                 47,081,000
===========================================================================================

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------

ALASKA-0.13%

Alaska (State of) Industrial Development &
  Export Authority
  (Safeway Inc. Projects); Refunding VRD
  Series 1991 IDR
  (LOC-Deutsche Bank A.G.)
  1.45%, 12/01/04(b)(g)(h)                        A-1        --    $ 1,895   $    1,895,000
-------------------------------------------------------------------------------------------
Alaska (State of) Industrial Development
  Authority
  (Alaska Hotel Properties Inc. Project); VRD
  Series 1986 IDR
  (LOC-Royal Bank of Scotland)
  (Acquired 12/17/02; Cost $800,000)
  1.70%, 06/01/06(b)(c)(d)                         --       Aa1        800          800,000
-------------------------------------------------------------------------------------------
Matanuska-Susitna (Borough of); Unlimited Tax
  Series 1998 A GO
  4.50%, 03/01/05(f)                              AAA       Aaa      1,000        1,012,718
===========================================================================================
                                                                                  3,707,718
===========================================================================================

ARIZONA-1.43%

Apache (County of) Industrial Development
  Authority
  (Tucson Electric Power Co.); Floating Rate
  Series 1982 A IDR
  (LOC-Credit Suisse First Boston)
  1.75%, 12/15/18(b)(c)                           A-1    VMIG-1      6,625        6,625,000
-------------------------------------------------------------------------------------------
Casa Grande (City of) Industrial Development
  Authority (Center Park Apartments Project);
  Refunding Multi-Family Housing VRD Series
  2001 A IDR (CEP-Federal National Mortgage
  Association)
  1.72%, 06/15/31(c)                               --    VMIG-1      2,010        2,010,000
-------------------------------------------------------------------------------------------
Casa Grande (City of) Industrial Development
  Authority (Quail Gardens Apartments);
  Refunding Multi-Family Housing VRD Series
  2001 A IDR (CEP-Federal National Mortgage
  Association)
  1.72%, 06/15/31(c)                               --    VMIG-1      1,550        1,550,000
-------------------------------------------------------------------------------------------
Phoenix (City of) Civic Improvement Corp.;
  Wastewater System Series 2003 BAN
  1.22%, 11/12/04                                A-1+       P-1     10,000       10,000,000
-------------------------------------------------------------------------------------------
  1.23%, 12/16/04                                A-1+       P-1      5,000        5,000,000
-------------------------------------------------------------------------------------------
  1.27%, 01/10/05                                A-1+       P-1      6,000        6,000,000
-------------------------------------------------------------------------------------------
Phoenix (City of) Industrial Development
  Authority
  (Lynwood Apartments Project); Refunding VRD
  Series 1994 IDR
  (CEP-Federal Home Loan Bank)
  1.75%, 10/01/25(c)                             A-1+        --      6,020        6,020,000
-------------------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Tucson Electric Power
  Co.-Irvington Road Project); VRD Series
  1982 IDR (LOC-Credit Suisse First Boston)
  1.68%, 10/01/22(b)(c)                           A-1    VMIG-1      2,000        2,000,000
-------------------------------------------------------------------------------------------
University of Arizona (University of Arizona
  Projects);
  VRD Series 2004 B COP
  1.64%, 06/01/31(c)(f)                          A-1+    VMIG-1      2,550        2,550,000
===========================================================================================
                                                                                 41,755,000
===========================================================================================

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------

ARKANSAS-0.09%

Pulaski (County of) Public Facilities Board
  (Health Facilities-Central Arkansas
  Radiation Therapy Inc. Project);
  Educational Facilities VRD Series 2001 RB
  (LOC-Bank of America N.A.)
  1.75%, 07/01/08(b)(c)(i)                         --        --    $ 2,500   $    2,500,000
===========================================================================================

CALIFORNIA-0.05%

San Diego (County of) (Friends of Chabad
  Lubavitch);
  VRD Series 2003 COP (LOC-Comerica Bank)
  1.78%, 01/01/23(b)(c)(i)                         --        --      1,500        1,500,000
===========================================================================================

COLORADO-2.39%

Colorado (State of) Educational & Cultural
  Facilities Authority (Denver Art Museum
  Project); VRD Series 2003 RB
  (LOC-Wells Fargo Bank N.A.)
  1.71%, 01/01/33(b)(c)                          A-1+        --      1,000        1,000,000
-------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Denver Seminary
  Project); VRD Series 2004 RB
  (LOC-Wells Fargo Bank N.A.)
  1.71%, 07/01/24(b)(c)                          A-1+        --      1,200        1,200,000
-------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (National Cable
  Television Center & Museum Project);
  VRD Series 1999 RB (LOC-Wells Fargo Bank
  N.A.)
  1.71%, 10/01/06(b)(c)                          A-1+        --      1,505        1,505,000
-------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority
  (Regis Jesuit High School Project); VRD
  Series 2003 RB
  (LOC-Wells Fargo Bank N.A.)
  1.71%, 12/01/33(b)(c)                          A-1+        --      5,015        5,015,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority
  (Arapahoe House Project); VRD Series 2004 A
  RB
  (LOC-Wells Fargo Bank N.A.)
  1.76%, 04/01/24(b)(c)                          A-1+        --      1,200        1,200,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority
  (Christian Living Project); Refunding VRD
  Series 2002 A RB
  (LOC-U.S. Bank N.A.)
  1.74%, 01/01/31(b)(c)                          A-1+        --      3,400        3,400,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority
  (Craig Hospital Project); Refunding VRD
  Series 2003 RB
  (LOC-Wells Fargo Bank N.A.)
  1.71%, 12/01/20(b)(c)                          A-1+        --      5,605        5,605,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority
  (Golden West Manor Inc. Project); VRD
  Series 2002 A RB
  (LOC-U.S. Bank N.A.)
  1.74%, 07/01/32(b)(c)                          A-1+        --      4,210        4,210,000
-------------------------------------------------------------------------------------------
Colorado Springs (City of) (Pikes Peak Mental
  Health);
  VRD Series 2003 RB (LOC-Wells Fargo Bank
  N.A.)
  1.71%, 03/15/23(b)(c)                          A-1+        --      3,570        3,570,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

Denver (City & County of) (Kentucky Circle
  Village Project); VRD Series 2000 RB
  (LOC-Mountain States Bank, U.S. Bank N.A.)
  1.74%, 10/01/29(b)(c)                          A-1+        --    $ 1,740   $    1,740,000
-------------------------------------------------------------------------------------------
Idaho Springs (City of); (Safeway Inc.
  Project);
  Refunding VRD Series 1993 IDR (LOC-Deutsche
  Bank A.G.)
  1.45%, 12/01/04(b)(g)(h)                       A-1+        --        940          940,000
-------------------------------------------------------------------------------------------
Jefferson (County of) School District No.
  R-001; Series 2004 A TAN
  3.00%, 06/30/05                               SP-1+     MIG-1     30,000       30,332,309
-------------------------------------------------------------------------------------------
Lafayette (City of) Exempla Improvement
  District
  (Special Improvement No. 2-01);
  Refunding Special Assessment VRD Series
  2002 RB
  (LOC-Wells Fargo Bank N.A.)
  1.72%, 12/01/22(b)(c)                          A-1+        --      1,000        1,000,000
-------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (City & County of
  Denver Water);
  VRD Series 2003 PT-1872 RB
  (Acquired 05/29/03; Cost $7,830,000)
  1.73%, 12/01/22(c)(d)(e)(i)                      --        --      7,830        7,830,000
-------------------------------------------------------------------------------------------
Regional Transportation (District of);
  Refunding Sales Tax Series 2003 A RB
  3.00%, 11/01/04(f)                              AAA       Aaa      1,000        1,001,613
===========================================================================================
                                                                                 69,548,922
===========================================================================================

CONNECTICUT-0.09%

Connecticut (State of) Development Authority
  (Central Vermont Public Service); Floating
  Rate Series 1985 PCR
  (LOC-Royal Bank of Scotland)
  1.35%, 12/01/15(b)(j)                          A-1+        --      1,400        1,400,000
-------------------------------------------------------------------------------------------
Connecticut (State of) Development Authority
  (Connecticut Water Co. Project); Refunding
  Water Facilities VRD Series 2004 B RB
  (LOC-Royal Bank of Scotland)
  1.70%, 09/01/28(b)(c)                          A-1+        --      1,125        1,125,000
===========================================================================================
                                                                                  2,525,000
===========================================================================================

DELAWARE-0.28%

Delaware (State of) Economic Development
  Authority
  (Independent School Inc. Project); VRD
  Series 2003 RB
  (LOC-Royal Bank of Scotland)
  1.69%, 07/01/33(b)(c)                          A-1+        --      8,250        8,250,000
===========================================================================================

DISTRICT OF COLUMBIA-0.89%

District of Columbia (Consortium Issue); VRD
  Series 1998 RB
  (LOC-Wachovia Bank N.A.)
  1.69%, 07/01/23(b)(c)                           A-1        --     15,755       15,755,000
-------------------------------------------------------------------------------------------
District of Columbia (National Children's
  Center Inc.);
  VRD Series 1993 RB (LOC-Bank of America
  N.A.)
  1.70%, 02/01/20(b)(c)                          A-1+        --      3,385        3,385,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA-(CONTINUED)

District of Columbia (Resources for the
  Future Inc.);
  VRD Series 1998 RB (LOC-Wachovia Bank N.A.)
  (Acquired 09/26/03; Cost $2,015,000)
  1.75%, 08/01/29(b)(c)(d)                        A-1        --    $ 2,015   $    2,015,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (District of Columbia
  Water & Sewer Authority); VRD Series 2003
  A12 RB
  (Acquired 02/24/03; Cost $4,655,000)
  1.74%, 10/01/17(c)(d)(e)                         --    VMIG-1      4,655        4,655,000
===========================================================================================
                                                                                 25,810,000
===========================================================================================

FLORIDA-3.88%

ABN AMRO Munitops Ctfs. Trust (County of
  Escambia);
  Refunding Florida Non-AMT VRD Series
  2002-24 Ctfs.
  (Acquired 10/24/02; Cost $5,000,000)
  1.73%, 10/01/10(c)(d)(e)                         --    VMIG-1      5,000        5,000,000
-------------------------------------------------------------------------------------------
Capital Projects Finance Authority (Capital
  Projects Loan Program); VRD Series 1997 A
  RB
  1.74%, 08/01/17(c)(f)                          A-1+        --      1,050        1,050,000
-------------------------------------------------------------------------------------------
Clay (County of) Housing Finance Authority
  (Bluff Housing); Refunding Multi-Family
  Housing VRD Series 2001 A RB
  (CEP-Federal Home Loan Mortgage Corp.)
  1.70%, 11/01/14(c)                             A-1+        --      1,150        1,150,000
-------------------------------------------------------------------------------------------
Collier (County of) Health Facilities
  Authority
  (Cleveland Clinic Health); VRD Hospital
  Series 2003 C-2 BAN
  (LOC-JPMorgan Chase Bank)
  1.55%, 11/22/04(c)                             A-1+    VMIG-1      3,500        3,500,000
-------------------------------------------------------------------------------------------
Collier (County of) Industrial Development
  Authority
  (Redlands Christian Migrant); VRD Series
  2001 RB
  (LOC-Bank of America N.A.)
  1.75%, 12/01/26(b)(c)(i)                         --        --      2,900        2,900,000
-------------------------------------------------------------------------------------------
Duval (County of) Housing Finance Authority
  (Sunbeam Road Apartments Project);
  Refunding Multi-Family Housing VRD Series
  1997 RB
  (LOC-Bank of America N.A.)
  1.70%, 07/01/25(b)(c)                          A-1+        --      1,000        1,000,000
-------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (Baptist Medical Center Project);
  VRD Hospital Series 2003 B RB
  (LOC-Bank of America N.A.)
  0.98%, 12/22/04(b)(g)(k)                       A-1+        --     19,000       19,000,000
-------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority
  (Samuel C. Taylor Foundation Project); VRD
  Series 1998 RB (LOC-Bank of America N.A.)
  (Acquired 02/20/01; Cost $2,800,000)
  1.75%, 12/01/23(b)(c)(d)(i)                      --        --      2,800        2,800,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Jacksonville (City of) Health Facilities
  Authority (University of Florida
  Jacksonville Physicians, Inc.); VRD Series
  2002 RB
  (LOC-Bank of America N.A.)
  1.73%, 06/01/22(b)(c)                            --    VMIG-1    $12,140   $   12,140,000
-------------------------------------------------------------------------------------------
Lakeland (City of) Electric & Water;
  Refunding Series 1992 RB
  5.63%, 10/01/04(l)                              NRR        --      2,000        2,000,000
-------------------------------------------------------------------------------------------
Marion (County of) Hospital District (Munroe
  Regional Health System); Health System
  Improvement VRD Series 2000 RB
  (LOC-AmSouth Bank)
  1.72%, 10/01/30(b)(c)                            --    VMIG-1     13,375       13,375,000
-------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (State of Florida
  Mid-Bay Bridge Authority); VRD Series 2002
  PT-1531 RB
  (Acquired 10/10/02; Cost $9,100,000)
  1.72%, 10/01/18(c)(d)(e)                       A-1+        --      9,100        9,100,000
-------------------------------------------------------------------------------------------
Miami-Dade (County of) Educational Facilities
  Authority
  (Carlos Albizu University Project); VRD
  Series 2000 RB
  (LOC-Bank of America N.A.)
  1.75%, 12/01/25(b)(c)(i)                         --        --      9,400        9,400,000
-------------------------------------------------------------------------------------------
Miami-Dade (County of) Industrial Development
  Authority
  (Palmer Trinity Private School Project);
  VRD Series 1999 IDR
  (LOC-Bank of America N.A.)
  1.75%, 12/01/19(b)(c)(i)                         --        --      3,300        3,300,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (State of Florida Department of
  Environmental Protection); Floating Rate
  Trust Ctfs. VRD Series 2002-722 RB
  (Acquired 11/13/02; Cost $9,850,000)
  1.73%, 07/01/22(c)(d)(e)                        A-1        --      9,850        9,850,000
-------------------------------------------------------------------------------------------
North Miami (City of) Educational Facilities
  (Miami Country Day School Project); VRD
  Series 1999 RB
  (LOC-Bank of America N.A.)
  1.75%, 08/01/19(b)(c)(i)                         --        --      1,550        1,550,000
-------------------------------------------------------------------------------------------
Orange (County of) Health Facilities
  Authority
  (Adventist Health System); VRD Series 1992
  RB
  (LOC-SunTrust Bank)
  1.70%, 11/15/14(b)(c)                          A-1+    VMIG-1      1,155        1,155,000
-------------------------------------------------------------------------------------------
Orange (County of) Health Facilities
  Authority (Presbyterian Retirement
  Communities Project); VRD Series 1998 RB
  (LOC-Bank of America N.A.)
  (Acquired 01/29/02-09/01/04; Cost
  $5,129,000)
  1.75%, 11/01/28(b)(c)(d)(i)                      --        --      5,129        5,129,000
-------------------------------------------------------------------------------------------
Palm Beach (County of) Educational Facilities
  Authority (Atlantic College Project);
  Educational Facilities VRD Series 2001 RB
  (LOC-Bank of America N.A.)
  1.75%, 12/01/31(b)(c)(i)                         --        --      2,800        2,800,000
-------------------------------------------------------------------------------------------
Pasco (County of); Refunding Water & Sewer
  Series 2002 RB
  5.00%, 10/01/04(f)                              AAA       Aaa      1,000        1,000,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Tampa (City of) (Agency for Community
  Treatment DACCO Project); VRD Series 2001
  RB (LOC-Bank of America N.A.)
  1.75%, 07/01/22(b)(c)(i)                         --        --    $ 5,080   $    5,080,000
-------------------------------------------------------------------------------------------
University of North Florida Foundation, Inc.
  (Parking System);
  VRD Series 1998 RB (LOC-Wachovia Bank N.A.)
  1.73%, 05/01/28(b)(c)                           A-1        --        800          800,000
===========================================================================================
                                                                                113,079,000
===========================================================================================

GEORGIA-5.07%

Athens-Clarke (County of) Unified Government
  Development Authority (University of
  Georgia Athletic Association Project);
  VRD Series 2003 RB (LOC-Bank of America
  N.A.)
  1.76%, 08/01/33(b)(i)(m)                         --        --      3,500        3,500,000
-------------------------------------------------------------------------------------------
Clayton (County of) Development Authority
  (Delta Airlines Project); Special
  Facilities VRD Series 2000 A RB
  (CEP-General Electric Capital Corp.)
  1.71%, 06/01/29(c)                             A-1+    VMIG-1      7,500        7,500,000
-------------------------------------------------------------------------------------------
Cobb (County of) Housing Authority (Tamarron
  Apartments Project); Refunding Multi-Family
  Housing VRD Series 2003 RB
  (CEP-Federal Home Loan Mortgage Corp.)
  1.70%, 03/01/24(c)                             A-1+        --      5,050        5,050,000
-------------------------------------------------------------------------------------------
Cobb (County of) School District; Limited Tax
  Series 2004 GO
  1.75%, 12/31/04                                  --     MIG-1     20,000       20,038,500
-------------------------------------------------------------------------------------------
DeKalb (County of) Hospital Authority
  (DeKalb Medical Center Inc. Project); VRD
  Series 2000 B RB
  (LOC-Wachovia Bank N.A.)
  1.69%, 10/01/25(b)(c)                            --    VMIG-1     10,925       10,925,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Georgia);
  VRD Series 2000-1001 C COP (Acquired
  07/26/00; Cost $20,000,000)
  1.75%, 07/01/15(c)(d)(e)                       A-1+        --     20,000       20,000,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (City of Dalton); Utilities VRD
  Series 2003 A02 RB
  (Acquired 08/25/04; Cost $4,895,000)
  1.74%, 01/01/12(c)(d)(e)                         --    VMIG-1      4,895        4,895,000
-------------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Bridgeway Foundation for Education
  Project); Educational Facilities VRD Series
  2000 RB
  (LOC-Wachovia Bank N.A.)
  1.74%, 06/01/15(b)(c)                           A-1        --      1,400        1,400,000
-------------------------------------------------------------------------------------------
Fulton (County of) Hospital Authority
  (Northside Hospital Inc.);
  VRD Series 2003 A RAN (LOC-Wachovia Bank
  N.A.)
  1.69%, 10/01/18(b)(c)                            --    VMIG-1     28,860       28,860,000
-------------------------------------------------------------------------------------------
Georgia (State of); Unlimited Tax Series 1999
  D GO
  5.80%, 11/01/04                                 AAA       Aaa      1,400        1,405,461
-------------------------------------------------------------------------------------------
Gwinnett (County of) School District; Limited
  Construction Sales Tax Notes Series 2004 GO
  1.75%, 12/30/04                                  --     MIG-1     15,000       15,025,977
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

Houston (County of) Hospital Authority; VRD
  Series 2002 RB
  (LOC-Wachovia Bank N.A.)
  1.69%, 10/01/14(b)(c)                           A-1        --    $ 9,230   $    9,230,000
-------------------------------------------------------------------------------------------
Private Colleges & Universities Authority
  (Mercer University Project); VRD Series
  2003 RB (LOC-Branch Banking & Trust)
  1.82%, 10/01/32(b)(c)                            --    VMIG-1      7,260        7,260,000
-------------------------------------------------------------------------------------------
Roswell (City of) Housing Authority (Rosemont
  Apartments Project); Refunding Multi-Family
  Housing VRD Series 2003 RB
  (CEP-Federal Home Loan Mortgage Corp.)
  1.70%, 01/01/34(c)                             A-1+        --     10,555       10,555,000
-------------------------------------------------------------------------------------------
Smyrna (City of) Hospital Authority
  (Ridgeview Institute Inc. Project); VRD
  Series 2002 RB (LOC-Wachovia Bank N.A.)
  1.74%, 11/01/27(b)(c)                            --    VMIG-1      2,210        2,210,000
===========================================================================================
                                                                                147,854,938
===========================================================================================

HAWAII-0.37%

Eagle Tax Exempt Trust (State of Hawaii); VRD
  Series 2000-1101 COP (Acquired 01/11/01;
  Cost $6,000,000)
  1.75%, 12/01/16(c)(d)(e)                       A-1+        --      6,000        6,000,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (State of Hawaii);
  Unlimited Tax VRD Series 2003 A16 GO
  (Acquired 02/27/03; Cost $3,885,000)
  1.74%, 07/01/18(c)(d)(e)                         --    VMIG-1      3,885        3,885,000
-------------------------------------------------------------------------------------------
Hawaii (State of); Refunding Unlimited Tax
  Series 1997 CO GO
  6.00%, 03/01/05(f)                              AAA       Aaa      1,000        1,020,421
===========================================================================================
                                                                                 10,905,421
===========================================================================================

IDAHO-0.47%

Custer (County of) Pollution Control (Amoco
  Oil Co.-Standard Oil Industry Project); VRD
  Series 1983 RB
  0.90%, 04/01/05(g)(h)                          A-1+       Aa1     10,000       10,000,000
-------------------------------------------------------------------------------------------
Magic Valley Healthcare System Inc.
  (Magic Valley Regional Medical Center
  Project);
  VRD Series 2001 RB (LOC-Wells Fargo Bank
  N.A.)
  1.71%, 12/01/21(b)(c)                            --    VMIG-1      3,640        3,640,000
===========================================================================================
                                                                                 13,640,000
===========================================================================================

ILLINOIS-14.26%

ABN AMRO Munitops Ctfs. Trust (City of
  Chicago); Refunding
  Multi-State Non-AMT VRD Limited Tax Series
  2001-34 Ctfs. (Acquired 11/15/01; Cost
  $10,000,000)
  1.75%, 07/01/07(c)(d)(e)                         --    VMIG-1     10,000       10,000,000
-------------------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois Sales Tax); VRD Series
  1998-25 Class A RB
  (Acquired 08/26/99; Cost $10,000,000)
  1.75%, 03/15/07(c)(d)(e)                        A-1       Aa2     10,000       10,000,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois);
  VRD Series 2002-190 Class A RB
  (Acquired 05/06/02; Cost $10,130,000)
  1.75%, 06/05/14(c)(d)(e)                        A-1        --    $10,130   $   10,130,000
-------------------------------------------------------------------------------------------
Chicago (City of); VRD Limited Tax Obligation
  Tender Series 2004 GO (LOC-State Street
  Bank & Trust Co.)
  1.05%, 01/13/05(b)(g)(k)                      SP-1+     MIG-1      4,000        4,000,000
-------------------------------------------------------------------------------------------
Chicago (City of); VRD Unlimited Tax Series
  2002 B GO
  1.70%, 01/01/37(c)(f)                          A-1+    VMIG-1      8,400        8,400,000
-------------------------------------------------------------------------------------------
Crestwood (City of) (Trinity Christian
  College);
  VRD Series 2003 RB (LOC-Fifth Third Bank)
  1.51%, 09/01/28(b)(c)                          A-1+        --      3,775        3,775,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago Water
  & Sewer); VRD Series 2001-1308 COP
  (Acquired 12/12/01; Cost $8,655,000)
  1.75%, 11/01/26(c)(d)(e)                       A-1+        --      8,655        8,655,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago); VRD
  Series 2001-1305 COP (Acquired 04/02/01;
  Cost $4,950,000)
  1.84%, 01/01/35(c)(d)(e)                       A-1+        --      4,950        4,950,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (County of Cook
  Regional Transportation Authority); VRD
  Series 2000-1303 COP
  (Acquired 03/26/01; Cost $19,000,000)
  1.75%, 07/01/23(c)(d)(e)                       A-1+        --     19,000       19,000,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Illinois);
  VRD Unlimited Tax Series 2003-0023 Class A
  COP
  (Acquired 06/12/03; Cost $3,775,000)
  1.75%, 06/01/15(c)(d)(e)                       A-1+        --      3,775        3,775,000
-------------------------------------------------------------------------------------------
  VRD Series 2000-1304 COP (Acquired
  06/27/00; Cost $7,340,000)
  1.75%, 06/01/21(c)(d)(e)                       A-1+        --      7,340        7,340,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Chicago Park
  District);
  VRD Unlimited Tax Series 2002-1306 Class A
  COP
  (Acquired 05/02/02; Cost $5,500,000)
  1.75%, 01/01/29(c)(d)(e)                       A-1+        --      5,500        5,500,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago
  Public Building Commission); VRD Series
  2003-0015 Class A COP (Acquired 05/14/03;
  Cost $2,800,000)
  1.75%, 12/01/14(c)(d)(e)                       A-1+        --      2,800        2,800,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (Central Lake County
  Joint Action Water Agency); VRD Series 2003
  B18 RB
  (Acquired 02/19/03; Cost $3,155,000)
  1.74%, 05/01/20(c)(d)(e)                         --    VMIG-1      3,155        3,155,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (City of Chicago Board of
  Education);
  VRD Unlimited Tax Series 2000 A4 GO
  (Acquired 11/12/03; Cost $4,845,000)
  1.30%, 11/10/04(d)(e)(g)(k)(n)                   --    VMIG-1      4,845        4,845,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

First Union MERLOTs (City of Chicago); VRD
  Limited Tax Series 2000 A12 GO (Acquired
  10/13/00; Cost $10,000,000)
  1.74%, 01/01/23(c)(d)(e)                         --    VMIG-1    $10,000   $   10,000,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (City of Chicago
  Emergency Telephone System); VRD Limited
  Tax Series 2002 A44 GO
  (Acquired 08/02/02; Cost $7,855,000)
  1.74%, 01/01/20(c)(d)(e)                         --    VMIG-1      7,855        7,855,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (Cook County Regional
  Transportation Authority);
  VRD Unlimited Tax Series 2001 A93 GO
  (Acquired 10/10/01; Cost $3,670,000)
  1.74%, 07/01/27(c)(d)(e)                         --    VMIG-1      3,670        3,670,000
-------------------------------------------------------------------------------------------
  VRD Unlimited Tax Series 2002 A41 GO
  (Acquired 07/25/02; Cost $17,825,000)
  1.74%, 06/01/17(c)(d)(e)                         --    VMIG-1     17,825       17,825,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (Cook County); VRD
  Unlimited Tax Series 2003 B11 GO (Acquired
  01/29/03; Cost $7,000,000)
  1.74%, 11/15/25(c)(d)(e)                         --    VMIG-1      7,000        7,000,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (State of Illinois); VRD
  Unlimited Tax Series 2001 A124 GO (Acquired
  11/26/01; Cost $7,915,000)
  1.74%, 11/01/26(c)(d)(e)                        A-1        --      7,915        7,915,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (University of Illinois);
  VRD Series 2000 S GO (Acquired 03/20/00;
  Cost $7,400,000)
  1.74%, 04/01/30(c)(d)(e)                         --    VMIG-1      7,400        7,400,000
-------------------------------------------------------------------------------------------
Glendale Heights (City of) (Glendale Lakes
  Project);
  Refunding Multi-Family Housing VRD Series
  2000 RB
  (CEP-Federal Home Loan Mortgage Corp.)
  1.69%, 03/01/30(c)                             A-1+        --     14,845       14,845,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (American College of Surgeons); VRD Series
  1996 RB
  (LOC-Northern Trust Co.)
  1.60%, 08/01/26(b)(c)                          A-1+        --      7,298        7,298,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (BAPS Inc. Project); VRD Series
  2002 RB (LOC-Comerica Bank)
  1.70%, 06/01/17(b)(c)                           A-1        --      9,000        9,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (British Home for Retired Men & Women);
  VRD Series 2001 RB (LOC-ABN AMRO Bank N.V.)
  1.71%, 11/01/27(b)(c)                           A-1        --      9,120        9,120,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (Chicago Shakespeare Theater Project); VRD
  Series 1999 RB
  (LOC-ABN AMRO Bank N.V.) (Acquired
  09/24/03; Cost $4,100,000)
  1.71%, 01/01/19(b)(c)(d)                        A-1        --      4,100        4,100,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority (Embers Elementary School
  Project); Educational Facilities VRD Series
  2002 RB (LOC-ABN AMRO Bank N.V.)
  (Acquired 11/04/03; Cost $2,250,000)
  1.72%, 04/01/32(b)(c)(d)                        A-1        --    $ 2,250   $    2,250,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (Evanston Northwestern); VRD Series 2001 C
  RB
  1.70%, 05/01/31(c)                             A-1+    VMIG-1     10,000       10,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (Glenwood School for Boys); VRD Series 1998
  RB
  (LOC-Bank of Montreal)
  1.70%, 02/01/33(b)(c)                          A-1+        --      2,100        2,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (Institute of Gas Technology Project); VRD
  Series 1999 IDR
  (LOC-Bank of Montreal)
  1.80%, 09/01/24(b)(c)                          A-1+        --      2,000        2,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (Lyric Opera of Chicago Project); VRD
  Series 1994 RB
  (LOC-Northern Trust Co., Bank of Montreal,
  JPMorgan Chase Bank)
  1.70%, 12/01/28(b)(c)                          A-1+    VMIG-1     30,000       30,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (Mount Carmel High School Project); VRD
  Series 2003 RB
  (LOC-JPMorgan Chase Bank)
  1.70%, 07/01/33(b)(c)                            --    VMIG-1      5,600        5,600,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (Museum of Contemporary Art Project); VRD
  Series 1994 RB
  (LOC-JPMorgan Chase Bank, Northern Trust
  Co.)
  1.70%, 02/01/29(b)(c)                           A-1    VMIG-1     14,950       14,950,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (North Shore Country Day School); VRD
  Series 2003 RB
  (LOC-Northern Trust Co.)
  1.70%, 07/01/33(b)(c)                            --    VMIG-1      2,825        2,825,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (Oak Park Residence Corp. Project); VRD
  Series 2001 RB
  (LOC-ABN AMRO Bank N.V.) (Acquired
  01/29/03; Cost $2,975,000)
  1.71%, 07/01/41(b)(c)(d)                        A-1        --      2,975        2,975,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (Sacred Heart Schools Project); VRD Series
  2003 RB
  (LOC-Fifth Third Bank)
  1.70%, 07/01/33(b)(c)                            --    VMIG-1      4,600        4,600,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (West Central Illinois
  Educational Project); VRD Series 2002 RB
  (LOC-JPMorgan Chase Bank)
  1.70%, 09/01/32(b)(c)                            --    VMIG-1      4,800        4,800,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority
  (World Communications Inc.); VRD Series
  2000 RB
  (LOC-ABN AMRO Bank N.V.)
  1.70%, 08/01/15(b)(c)                            --    VMIG-1    $ 1,000   $    1,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Aurora University); VRD Series
  2002 RB (LOC-Fifth Third Bank)
  1.75%, 03/01/32(b)(c)                            --    VMIG-1      3,300        3,300,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority
  (Chicago Children's Museum); VRD Series
  1994 RB
  (LOC-JPMorgan Chase Bank)
  1.70%, 02/01/28(b)(c)                           A-1    VMIG-1      2,900        2,900,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (DePaul University); VRD Series
  1992 CP-1 RB (LOC-Northern Trust Co.)
  1.70%, 04/01/26(b)(c)                          A-1+    VMIG-1      1,800        1,800,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority
  (National Louis University); VRD Series
  1999 B RB
  (LOC-JPMorgan Chase Bank)
  1.70%, 06/01/29(b)(c)                          A-1+        --      2,300        2,300,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority
  (University Pooled Financing Program); VRD
  Series 1985 RB
  1.70%, 12/01/05(c)(f)                           A-1    VMIG-1      1,050        1,050,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Alexian Brothers Health);
  VRD Series 2004 RB (LOC-JPMorgan Chase
  Bank)
  1.67%, 04/01/35(b)(c)                          A-1+    VMIG-1      1,000        1,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Jewish
  Charities);
  VRD Series 2004 A RN (LOC-Bank of Montreal)
  1.70%, 06/30/05(b)(c)                          A-1+        --      7,630        7,630,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Kohl
  Children's Museum);
  VRD Series 2004 RB (LOC-Fifth Third Bank)
  1.70%, 07/01/34(b)(c)                            --    VMIG-1      2,680        2,680,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Northwestern University);
  VRD Sub-Series 2004 A RB
  1.69%, 12/01/34(c)                             A-1+    VMIG-1      8,000        8,000,000
-------------------------------------------------------------------------------------------
  VRD Sub-Series 2004 B RB
  1.70%, 12/01/34(c)                             A-1+    VMIG-1      6,000        6,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority
  (Bensenville Home Society); VRD Series 1989
  A RB
  (LOC-JPMorgan Chase Bank)
  1.71%, 02/15/19(b)(c)                           A-1        --      1,150        1,150,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Blessing Hospital);
  VRD Series 1999 B RB
  1.74%, 11/15/29(c)(f)                           A-1    VMIG-1      4,710        4,710,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Cradle Society Project); VRD
  Series 1998 RB (LOC-JPMorgan Chase Bank)
  1.70%, 04/01/33(b)(c)                          A-1+        --      1,600        1,600,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Health Facilities
  Authority (Edward Hospital Obligated
  Group); VRD Series 2001 C RB
  1.71%, 02/01/34(c)(f)                           A-1    VMIG-1    $ 2,050   $    2,050,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Franciscan Eldercare Project);
  Refunding VRD Series 1996 E RB
  (LOC-ABN AMRO Bank N.V.)
  1.67%, 05/15/27(b)(c)                           A-1        --      5,660        5,660,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority
  (Northwestern Memorial Hospital); VRD
  Series 1995 RB
  1.70%, 08/15/25(c)                             A-1+    VMIG-1      1,000        1,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority
  (Peace Memorial Ministries); VRD Series
  2003 B RB
  (LOC-ABN AMRO Bank N.V.)
  1.69%, 08/15/33(b)(c)                           A-1        --      9,845        9,845,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Resurrection Health); VRD Series
  1999 B RB
  1.71%, 05/15/29(c)(f)                           A-1    VMIG-1      2,210        2,210,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority
  (St. Luke's Medical Center); VRD Series
  1998 B RB
  1.71%, 11/15/23(c)(f)                          A-1+    VMIG-1      1,000        1,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority;
  Revolving Fund Pooled VRD Series 1985 C RB
  (LOC-JPMorgan Chase Bank)
  1.70%, 08/01/15(b)(c)                          A-1+    VMIG-1      8,100        8,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Toll Highway Authority;
  Refunding Toll Highway VRD Series 1998 B RB
  1.75%, 01/01/16(c)(f)                           AAA    VMIG-1     15,900       15,900,000
-------------------------------------------------------------------------------------------
  1.75%, 01/01/17(c)(f)                           AAA    VMIG-1      4,600        4,600,000
-------------------------------------------------------------------------------------------
Lombard (City of) (Clover Creek Apartments
  Project);
  VRD Multi-Family Housing Series 2000 RB
  (CEP-Federal National Mortgage Association)
  1.72%, 12/15/30(c)                             A-1+        --     14,855       14,855,000
-------------------------------------------------------------------------------------------
McCook (City of) (Illinois Saint Andrew
  Society);
  VRD Series 1996 A RB (LOC-Northern Trust
  Co.)
  1.72%, 12/01/21(b)(c)                          A-1+        --      5,000        5,000,000
-------------------------------------------------------------------------------------------
Oak Forest (City of) (Homewood Pool-South
  Suburban Mayors & Managers Association
  Program); VRD Series 1989 RB
  (LOC-Fifth Third Bank)
  1.51%, 07/01/24(b)(c)                            --    VMIG-1      4,500        4,500,000
-------------------------------------------------------------------------------------------
Orland Hills (City of); Multi-Family Housing
  VRD Series 1995 A RB
  (LOC-ABN AMRO Bank N.V.)
  1.70%, 12/01/04(b)(c)                           A-1        --      1,470        1,470,000
===========================================================================================
                                                                                415,763,000
===========================================================================================

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------

INDIANA-3.08%

ABN AMRO Munitops Ctfs. Trust (Township of
  Wayne, County of Marion School Building
  Corp.); Multi-State Non-AMT VRD Series
  2003-27 RB (Acquired 11/12/03; Cost
  $13,795,000)
  1.76%, 07/15/11(c)(d)(e)                         --    VMIG-1    $13,795   $   13,795,000
-------------------------------------------------------------------------------------------
Brownsburg (City of) Independent School
  Building Corp. No. 2;
  First Mortgage Series 1995 RB
  5.95%, 02/01/05(g)(l)                           AAA       Aaa      1,700        1,761,041
-------------------------------------------------------------------------------------------
First Union MERLOTs (County of Porter Jail
  Building Corp.);
  VRD Series 2001 A58 RB (Acquired 11/12/03;
  Cost $9,415,000)
  1.30%, 11/10/04(d)(e)(g)(k)(n)                   --    VMIG-1      9,415        9,415,000
-------------------------------------------------------------------------------------------
Indiana (State of) Bond Bank (Advanced
  Program Notes); Series 2004 A RN
  2.00%, 01/25/05                               SP-1+     MIG-1     18,500       18,551,692
-------------------------------------------------------------------------------------------
Indiana (State of) Bond Bank (Pike Township
  Metropolitan School District); Series 1995
  A RB
  5.80%, 02/01/05(g)(l)                           AAA       Aaa      2,750        2,821,138
-------------------------------------------------------------------------------------------
Indiana (State of) Development Finance
  Authority (Indiana Museum of Art);
  Educational Facilities VRD Series 2004 RB
  (LOC-JPMorgan Chase Bank)
  1.70%, 02/01/39(b)(c)                            --    VMIG-1      3,000        3,000,000
-------------------------------------------------------------------------------------------
Indiana (State of) Educational Facilities
  Authority
  (Wabash College Project); Educational
  Facilities VRD Series 2003 RB (LOC-JPMorgan
  Chase Bank)
  1.70%, 12/01/23(b)(c)                            --    VMIG-1      5,000        5,000,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority
  (Community Hospitals Project); VRD Series
  2000 A RB
  (LOC-Bank of America N.A.)
  1.70%, 07/01/28(b)(c)                          A-1+        --      9,815        9,815,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Community Mental
  Health & Rehabilitation); VRD Series 1990
  RB
  (LOC-ABN AMRO Bank N.V.)
  1.72%, 11/01/20(b)(c)                           A-1        --      2,040        2,040,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority
  (Deaconess Hospital); VRD Series 2004 B RB
  (LOC-Fifth Third Bank)
  1.51%, 01/01/29(b)(c)                          A-1+        --      2,000        2,000,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority
  (Fayette Memorial Hospital Association);
  VRD Series 2002 A RB
  (LOC-U.S. Bank N.A.)
  1.77%, 10/01/32(b)(m)                          A-1+        --      3,100        3,100,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority
  (Golden Years Homestead); VRD Series 2002 A
  RB
  (LOC-Wells Fargo Bank N.A.)
  1.71%, 06/01/25(b)(c)                          A-1+        --      6,500        6,500,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

Indiana (State of) Health Facilities
  Financing Authority
  (Margaret Mary Community Hospital); VRD
  Series 2004 A RB
  (LOC-Fifth Third Bank)
  1.77%, 12/01/29(b)(m)                          A-1+        --    $ 5,000   $    5,000,000
-------------------------------------------------------------------------------------------
Kokomo (City of) Hospital Authority (St.
  Joseph's Hospital Center); Refunding
  Hospital Series 1993 RB
  6.35%, 08/15/05(g)(l)                           AAA       Aaa      3,000        3,118,888
-------------------------------------------------------------------------------------------
Monroe (County of) Hospital Authority;
  Refunding VRD Hospital Series 1999 RB
  1.69%, 05/01/11(c)(f)                            --    VMIG-1      3,900        3,900,000
===========================================================================================
                                                                                 89,817,759
===========================================================================================

IOWA-1.78%

Iowa (State of) Finance Authority Retirement
  Community
  (Deerfield Retirement Community); VRD
  Series 2003 A RB
  (LOC-ABN AMRO Bank N.V.)
  1.69%, 12/01/33(b)(c)                           A-1        --     15,000       15,000,000
-------------------------------------------------------------------------------------------
Iowa (State of) Higher Education Loan
  Authority
  (Graceland Private College); VRD Series
  2003 RB
  (LOC-Bank of America N.A.)
  1.75%, 02/01/33(b)(c)                            --    VMIG-1      2,000        2,000,000
-------------------------------------------------------------------------------------------
Iowa (State of) School Corps.; School Cash
  Anticipation Program Series 2004 A Wts.
  Ctfs.
  3.00%, 06/30/05(f)                               --     MIG-1     10,000       10,103,360
-------------------------------------------------------------------------------------------
  Series 2004 B Wts. Ctfs.
  2.00%, 01/28/05(f)                               --     MIG-1     18,000       18,045,776
-------------------------------------------------------------------------------------------
Iowa City (City of) (ACT, Inc.); VRD Series
  2001 RB
  1.87%, 04/01/32(m)                             A-1+        --      6,815        6,815,000
===========================================================================================
                                                                                 51,964,136
===========================================================================================

KANSAS-1.14%

Eagle Tax Exempt Trust (County of Wyandotte
  Unified Government Utility System); VRD
  Series 2004-0038 Class A COP (Acquired
  09/08/04; Cost $5,000,000)
  1.75%, 09/01/21(c)(d)(e)                       A-1+        --      5,000        5,000,000
-------------------------------------------------------------------------------------------
Leawood (City of); Unlimited Tax Temporary
  Notes Series 2004-2 GO
  3.00%, 10/01/05                                  --     MIG-1     14,000       14,182,401
-------------------------------------------------------------------------------------------
Lenexa (City of) Health Care Facilities
  (Lakeview Village Inc.);
  VRD Series 2002 B RB (LOC-ABN AMRO Bank
  N.V.)
  1.72%, 05/15/32(b)(c)                           A-1        --      7,500        7,500,000
-------------------------------------------------------------------------------------------
Olathe (City of) Recreational Facilities
  (YMCA of Greater Kansas City Project); VRD
  Series 2002 B RB (LOC-Bank of America N.A.)
  1.75%, 11/01/18(b)(c)                            --    VMIG-1      3,100        3,100,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
KANSAS-(CONTINUED)

Wichita (City of) Recreational Facilities
  (YMCA of Wichita Project); VRD Series 1998
  XI RB (LOC-Bank of America N.A.)
  (Acquired 02/15/01; Cost $3,500,000)
  1.75%, 08/01/09(b)(c)(d)                       A-1+        --    $ 3,500   $    3,500,000
===========================================================================================
                                                                                 33,282,401
===========================================================================================

KENTUCKY-1.47%

Kentucky (State of) Asset/Liability
  Commission;
  General Funding Series 2004 A TRAN
  3.00%, 06/29/05                               SP-1+     MIG-1     15,000       15,159,010
-------------------------------------------------------------------------------------------
Kentucky (State of) Area Developing Districts
  Financing Trust
  (Weekly Acquisition-Ewing); Lease Program
  VRD Series 2000 RB (LOC-Wachovia Bank N.A.)
  1.79%, 06/01/33(b)(c)                           A-1        --      5,910        5,910,000
-------------------------------------------------------------------------------------------
Newport (City of) Kentucky League of Cities
  Funding Trust; Lease Program VRD Series
  2002 RB (LOC-U.S. Bank N.A.)
  1.53%, 04/01/32(b)(c)                            --    VMIG-1     20,000       20,000,000
-------------------------------------------------------------------------------------------
Williamsburg (City of) Educational Building
  (Cumberland Project); Refunding &
  Improvement VRD Series 2002 RB
  (LOC-Fifth Third Bank)
  1.51%, 09/01/32(b)(c)                          A-1+        --      1,790        1,790,000
===========================================================================================
                                                                                 42,859,010
===========================================================================================

LOUISIANA-0.95%

Eagle Tax Exempt Trust (City of New Orleans);
  VRD Series 2000-1801 COP (Acquired
  10/10/00; Cost $6,000,000)
  1.75%, 12/01/21(c)(d)(e)                       A-1+        --      6,000        6,000,000
-------------------------------------------------------------------------------------------
Louisiana (State of) Offshore Terminal
  Authority (Loop LLC Project); Refunding
  Deepwater Port Series 1999 RB
  (LOC-JPMorgan Chase Bank)
  1.69%, 10/01/19(b)(c)                          A-1+    VMIG-1     16,400       16,400,000
-------------------------------------------------------------------------------------------
Louisiana (State of) Public Facilities
  Authority (Glen Retirement System Project);
  VRD Series 2001 RB (LOC-AmSouth Bank)
  (Acquired 08/15/01; Cost $3,380,000)
  1.84%, 08/01/16(b)(c)(d)                         --    VMIG-1      3,380        3,380,000
-------------------------------------------------------------------------------------------
Louisiana (State of); Unlimited Tax Series
  1998 B GO
  5.50%, 04/15/05(f)                              AAA       Aaa      1,775        1,815,232
===========================================================================================
                                                                                 27,595,232
===========================================================================================

MAINE-0.29%

Maine (State of) Housing Authority; Mortgage
  Purchase VRD Series 2003 E-1 RB
  1.73%, 11/15/30(c)(f)                          A-1+    VMIG-1      8,585        8,585,000
===========================================================================================

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------

MARYLAND-0.96%

Anne Arundel (County of); Unlimited Tax
  Series 2002 GO
  4.25%, 03/01/05                                 AA+       Aa1    $ 1,740   $    1,762,823
-------------------------------------------------------------------------------------------
Frederick (County of) Retirement Community
  (Buckingham's Choice Inc. Project); VRD
  Series 1997 C RB
  (LOC-Branch Banking & Trust)
  1.75%, 01/01/27(b)(c)                           A-1        --      6,000        6,000,000
-------------------------------------------------------------------------------------------
Hyattsville (City of) (Safeway Inc.
  Projects); Refunding VRD Series 1991 IDR
  (LOC-Deutsche Bank A.G.)
  1.45%, 12/01/04(b)(g)(h)                        A-1        --        740          740,000
-------------------------------------------------------------------------------------------
Maryland (State of) Economic Development
  Corp.
  (YMCA of Central Maryland Inc. Project);
  VRD Series 2003 RB
  (LOC-Branch Banking & Trust)
  1.72%, 04/01/28(b)(c)                            --    VMIG-1      3,800        3,800,000
-------------------------------------------------------------------------------------------
Maryland (State of) Health & Higher
  Educational Facilities Authority (Pooled
  Loan Program); VRD Series 1994 D RB
  (LOC-Bank of America N.A.) (Acquired
  07/01/04; Cost $11,900,000)
  1.70%, 01/01/29(b)(c)(d)                       A-1+        --     11,900       11,900,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (State of Maryland Health & Higher
  Educational Facilities Authority);
  VRD Floating Rate Trust Ctfs. Series
  2003-829 RB
  (Acquired 06/19/03; Cost $3,800,000)
  1.73%, 08/15/38(c)(d)(e)                         --    VMIG-1      3,800        3,800,000
===========================================================================================
                                                                                 28,002,823
===========================================================================================

MASSACHUSETTS-0.99%

Billerica (City of); Limited Tax Series 2004
  BAN GO
  2.00%, 01/07/05                               SP-1+     MIG-1     18,000       18,042,016
-------------------------------------------------------------------------------------------
Massachusetts (State of) Development Finance
  Agency
  (Briarwood Retirement); Series 2004 A RB
  (LOC-Sovereign Bank, Comerica Bank)
  1.68%, 01/01/35(b)(c)                          A-1+        --      5,000        5,000,000
-------------------------------------------------------------------------------------------
Massachusetts (State of) Housing Finance
  Agency;
  Housing VRD Series 2003 F RB
  1.70%, 12/01/37(c)(f)                          A-1+    VMIG-1      4,200        4,200,000
-------------------------------------------------------------------------------------------
Massachusetts (State of) Water Resources
  Authority;
  Series 1993 C RB
  5.25%, 12/01/04(g)(l)                           NRR       Aaa      1,460        1,499,158
===========================================================================================
                                                                                 28,741,174
===========================================================================================

MICHIGAN-3.41%

Dearborn (City of) Economic Development Corp.
  (Henry Ford Village Inc. Project); VRD
  Limited Tax Series 1998 IDR (LOC-Comerica
  Bank)
  1.74%, 10/01/23(b)(c)(o)                         --        --      8,600        8,600,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Eagle Tax Exempt Trust (City of Detroit
  School District);
  VRD Unlimited Tax Series 2002-6014 Class A
  GO
  (Acquired 11/06/02; Cost $7,105,000)
  1.75%, 05/01/32(c)(d)(e)                       A-1+        --    $ 7,105   $    7,105,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (City of Detroit Sewage
  Disposal System);
  VRD Series 2001 A112 RB
  (Acquired 10/31/01; Cost $4,910,000)
  1.74%, 07/01/32(c)(d)(e)                         --    VMIG-1      4,910        4,910,000
-------------------------------------------------------------------------------------------
  VRD Series 2003 B41 RB
  (Acquired 07/09/03; Cost $6,770,000)
  1.74%, 07/01/26(c)(d)(e)                         --    VMIG-1      6,770        6,770,000
-------------------------------------------------------------------------------------------
First Union MERLOTS (City of Detroit Water
  Supply System);
  VRD Series 1999 D RB (Acquired 01/21/00;
  Cost $10,000,000)
  1.74%, 07/01/29(c)(d)(e)                         --    VMIG-1     10,000       10,000,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (State of Michigan
  Hospital Finance Authority); VRD Series
  1997 X RB
  (Acquired 12/12/03; Cost $15,000,000)
  1.74%, 08/15/24(c)(d)(e)                         --    VMIG-1     15,000       15,000,000
-------------------------------------------------------------------------------------------
Kalamazoo (County of) Economic Development
  Corp. (Heritage Community Project);
  Refunding VRD Limited Tax Series 2004 RB
  (LOC-Fifth Third Bank)
  1.69%, 05/15/17(b)(c)                          A-1+        --      5,405        5,405,000
-------------------------------------------------------------------------------------------
Michigan (State of) Higher Educational
  Facilities Authority
  (Hope College); Refunding VRD Limited Tax
  Series 2004 RB
  (LOC-JPMorgan Chase Bank)
  1.73%, 04/01/34(b)(c)                           A-1        --      2,000        2,000,000
-------------------------------------------------------------------------------------------
Michigan (State of) Hospital Finance
  Authority
  (Holland Community Hospital); VRD Series
  2004 B RB
  (LOC-JPMorgan Chase Bank)
  1.73%, 01/01/34(b)(c)                            --    VMIG-1      2,000        2,000,000
-------------------------------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority;
  Series 2004 B-2 RN (LOC-JPMorgan Chase
  Bank)
  3.00%, 08/23/05(b)                            SP-1+        --     15,000       15,188,557
-------------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Van Andel
  Research Institute Project); VRD Limited
  Tax Series 1997 RB
  (LOC-ABN AMRO Bank N.V.)
  1.70%, 11/01/27(b)(c)                           A-1        --     12,800       12,800,000
-------------------------------------------------------------------------------------------
Oakland (County of) Economic Development
  Corp. (Rochester College Project); VRD
  Limited Obligation Series 2001 RB
  (LOC-JPMorgan Chase Bank)
  1.80%, 08/01/21(b)(c)                            --    VMIG-1      1,848        1,848,000
-------------------------------------------------------------------------------------------
Southfield (City of) (Lawrence Tech
  University Project);
  Economic Development VRD Series 2001 RB
  (LOC-JPMorgan Chase Bank)
  1.70%, 10/01/31(b)(c)                          A-1+        --      6,000        6,000,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Troy (City of) School District; Refunding
  School Building & Site Unlimited Tax Series
  2004 GO
  3.00%, 05/01/05                                 AA+       Aa1    $ 1,805   $    1,821,650
===========================================================================================
                                                                                 99,448,207
===========================================================================================

MINNESOTA-4.83%

Golden Valley (City of) (Unicare Homes Inc.
  Project);
  VRD Series 1984 IDR (LOC-ABN AMRO Bank
  N.V.)
  1.67%, 09/01/14(b)(c)                          A-1+        --      4,400        4,400,000
-------------------------------------------------------------------------------------------
J.P. Morgan PUTTERs (State of Minnesota
  Public Facilities Authority); VRD Drinking
  Water Series 2002-319 COP
  (Acquired 07/31/03; Cost $14,030,000)
  1.71%, 03/01/21(c)(d)(e)                        A-1        --     14,030       14,030,000
-------------------------------------------------------------------------------------------
Maple Grove (City of) (Heritage Christian
  Academy);
  Economic Development VRD Series 2004 RB
  (LOC-U.S. Bank N.A.)
  1.69%, 07/01/29(b)(c)                          A-1+        --      3,500        3,500,000
-------------------------------------------------------------------------------------------
Minneapolis (City of) (Minnehaha Academy
  Project);
  VRD Series 2001 RB (LOC-U.S. Bank N.A.)
  1.87%, 05/01/26(b)(m)(o)                         --        --      2,500        2,500,000
-------------------------------------------------------------------------------------------
Minneapolis-St. Paul (Cities of) Metropolitan
  Council of Minnesota; Unlimited Tax Series
  2002 D GO
  5.00%, 02/01/05                                 AAA       Aaa      1,190        1,205,464
-------------------------------------------------------------------------------------------
Minnesota (State of); Refunding Unlimited Tax
  Series 2003 GO
  2.00%, 08/01/05                                 AAA       Aa1      2,240        2,250,153
-------------------------------------------------------------------------------------------
Rochester (City of) Health Care Facilities
  (Mayo Foundation); Commercial Paper Notes,
  Series 2000 A
  1.15%, 10/12/04                                A-1+        --      7,000        7,000,000
-------------------------------------------------------------------------------------------
  Series 2000 B
  1.15%, 11/09/04                                A-1+        --     20,500       20,500,000
-------------------------------------------------------------------------------------------
  Series 2000 C
  1.40%, 10/14/04                                A-1+        --     33,500       33,500,000
-------------------------------------------------------------------------------------------
  Series 2001 A
  1.13%, 10/12/04                                  --    VMIG-1     15,000       15,000,000
-------------------------------------------------------------------------------------------
  Series 2001 B
  1.13%, 10/12/04                                  --    VMIG-1     10,600       10,600,000
-------------------------------------------------------------------------------------------
  Series 2001 C
  1.40%, 10/14/04                                  --    VMIG-1      2,000        2,000,000
-------------------------------------------------------------------------------------------
  Adjustable Tender Series 1998 F
  1.15%, 10/12/04                                A-1+        --      8,000        8,000,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
MINNESOTA-(CONTINUED)

St. Paul (City of) Housing & Redevelopment
  Authority
  (Science Museum of Minnesota); VRD Series
  1997 A RB
  (LOC-U.S. Bank N.A.)
  1.72%, 05/01/27(b)(c)                            --    VMIG-1    $16,260   $   16,260,000
===========================================================================================
                                                                                140,745,617
===========================================================================================

MISSISSIPPI-2.50%

ABN AMRO Munitops Ctfs. Trust (State of
  Mississippi Development Board-Jackson Water
  & Sewer); Multi-State Non-AMT
  VRD Series 2002-22 Ctfs. (Acquired
  09/10/03; Cost $9,995,000)
  1.76%, 09/01/10(c)(d)(e)                         --    VMIG-1      9,995        9,995,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of
  Mississippi);
  VRD Unlimited Tax Series 2002-6018 Class A
  COP
  (Acquired 11/20/02; Cost $3,200,000)
  1.75%, 11/01/22(c)(d)(e)                       A-1+        --      3,200        3,200,000
-------------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Jackson Medical Mall); VRD Series 2000 A
  RB (LOC-JPMorgan Chase Bank)
  1.70%, 11/01/18(b)(c)                           A-1        --      5,300        5,300,000
-------------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Mississippi College Project); VRD Series
  2003 RB
  (LOC-AmSouth Bank) (Acquired 07/17/03; Cost
  $9,600,000)
  1.84%, 07/01/23(b)(c)(d)                         --    VMIG-1      9,600        9,600,000
-------------------------------------------------------------------------------------------
Perry (County of) (Leaf River Forest Products
  Project); Refunding VRD Series 2002 PCR
  (LOC-Citibank N.A.)
  1.72%, 02/01/22(b)(c)                          A-1+        --     36,500       36,500,000
-------------------------------------------------------------------------------------------
University of Mississippi Educational
  Building Corp.
  (Campus Improvements Project); VRD Series
  2000 RB
  1.74%, 10/01/20(c)(f)                            --    VMIG-1      8,235        8,235,000
===========================================================================================
                                                                                 72,830,000
===========================================================================================

MISSOURI-0.96%

Missouri (State of) Development Finance Board
  (Center of Creative Arts Project); Cultural
  Facilities VRD Series 2004 RB
  (LOC-National City Bank)
  1.74%, 07/01/24(b)(c)                            --    VMIG-1      2,000        2,000,000
-------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Lutheran Church);
  Educational Facilities VRD Series 2004 A RB
  (LOC-Bank of America N.A.)
  1.74%, 07/01/29(b)(m)                            --    VMIG-1      5,740        5,740,000
-------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Southwest Baptist
  University Project); Educational Facilities
  VRD Series 2003 RB (LOC-Bank of America
  N.A.)
  1.77%, 10/01/33(b)(m)                          A-1+        --      5,950        5,950,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
MISSOURI-(CONTINUED)

Missouri (State of) Health & Educational
  Facilities Authority (Washington University
  Project); Educational Facilities VRD Series
  1985 B RB
  1.73%, 09/01/10(c)                             A-1+    VMIG-1    $ 1,000   $    1,000,000
-------------------------------------------------------------------------------------------
  VRD Series 1996 C RB
  1.70%, 09/01/30(m)                             A-1+    VMIG-1      1,300        1,300,000
-------------------------------------------------------------------------------------------
  VRD Series 1996 D RB
  1.70%, 09/01/30(m)                             A-1+    VMIG-1      1,500        1,500,000
-------------------------------------------------------------------------------------------
  VRD Series 2000 C RB
  1.70%, 03/01/40(m)                             A-1+    VMIG-1      4,300        4,300,000
-------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority
  (Cox Health System); Refunding VRD Series
  1997 RB
  1.70%, 06/01/15(f)(m)                          A-1+    VMIG-1      3,300        3,300,000
-------------------------------------------------------------------------------------------
St. Louis (County of) Industrial Development
  Authority
  (Friendship Village of South County); VRD
  Series 2002 B IDR
  (LOC-ABN AMRO Bank N.V.)
  1.67%, 09/01/22(b)(c)                           A-1        --      2,915        2,915,000
===========================================================================================
                                                                                 28,005,000
===========================================================================================

MONTANA-0.39%

Montana (State of) Facility Finance Authority
  (Mission Ridge Project); VRD Series 2002 RB
  (LOC-ABN AMRO Bank N.V.)
  1.72%, 08/01/27(b)(c)(i)                         --        --     11,365       11,365,000
===========================================================================================

NEBRASKA-1.51%

Nebhelp Inc.; Multi-Mode VRD
  Series 1985 A RB
  1.73%, 12/01/15(c)(f)                          A-1+    VMIG-1      5,995        5,995,000
-------------------------------------------------------------------------------------------
  Series 1985 B RB
  1.73%, 12/01/15(c)(f)                          A-1+    VMIG-1      3,590        3,590,000
-------------------------------------------------------------------------------------------
  Series 1985 D RB
  1.73%, 12/01/15(c)(f)                          A-1+    VMIG-1      5,865        5,865,000
-------------------------------------------------------------------------------------------
  Series 1985 E RB
  1.73%, 12/01/15(c)(f)                          A-1+    VMIG-1     28,635       28,635,000
===========================================================================================
                                                                                 44,085,000
===========================================================================================

NEVADA-0.88%

ABN AMRO Munitops Ctfs. Trust (County of
  Washoe); Refunding VRD Limited Tax Series
  2001-24 Single Asset Trust Ctfs. (Acquired
  06/21/01; Cost $5,500,000)
  1.75%, 07/01/09(c)(d)(e)                         --    VMIG-1      5,500        5,500,000
-------------------------------------------------------------------------------------------
Carson (City of) (Carson-Tahoe Hospital
  Project);
  Hospital VRD Series 2003 B RB (LOC-U.S.
  Bank N.A.)
  1.69%, 09/01/33(b)(c)                          A-1+        --     18,000       18,000,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
NEVADA-(CONTINUED)

Clark (County of); Refunding Limited Tax
  Series 1998 B GO
  5.25%, 11/01/04                                  AA       Aa2    $ 2,245   $    2,252,753
===========================================================================================
                                                                                 25,752,753
===========================================================================================

NEW HAMPSHIRE-0.45%

Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (New Hampshire Higher Educational & Health
  Facilities Authority);
  Refunding VRD
  Series 2003-772 RB
  (Acquired 01/22/03; Cost $5,475,000)
  1.75%, 01/01/17(c)(d)(e)                        A-1        --      5,475        5,475,000
-------------------------------------------------------------------------------------------
  Series 2003-866 RB
  (Acquired 10/23/03; Cost $7,485,000)
  1.75%, 08/15/21(c)(d)(e)                        A-1        --      7,485        7,485,000
===========================================================================================
                                                                                 12,960,000
===========================================================================================

NEW MEXICO-0.05%

Albuquerque (City of) Educational Facilities
  (Albuquerque Academy Project); VRD Series
  2002 RB
  1.73%, 10/15/16(c)                               AA    VMIG-1      1,500        1,500,000
===========================================================================================

NEW YORK-0.34%

ABN AMRO Munitops Ctfs. Trust (Triborough
  Bridge & Tunnel Authority); Non-AMT VRD
  Series 2002-31 Ctfs.
  (Acquired 03/24/04; Cost $10,000,000)
  1.70%, 11/15/10(c)(d)(e)                         --    VMIG-1     10,000       10,000,000
===========================================================================================

NORTH CAROLINA-1.88%

Mecklenburg (County of); Public Improvement
  Unlimited Tax Series 1998 B GO
  4.40%, 02/01/05                                 AAA       Aaa     13,000       13,130,922
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency
  (Barton College); Educational Facilities
  VRD Series 2004 RB
  (LOC-Branch Banking & Trust)
  1.72%, 07/01/19(b)(c)                            --    VMIG-1      5,750        5,750,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency
  (Elon College); VRD Series 2001 A RB
  (LOC-Bank of America N.A.)
  1.68%, 01/01/14(b)(c)(i)                         --        --      4,500        4,500,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency
  (Goodwill Community Foundation Project);
  VRD Series 2002 RB
  (LOC-Bank of America N.A.)
  1.70%, 04/01/22(b)(c)(i)                         --        --      2,165        2,165,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

North Carolina (State of) Capital Facilities
  Finance Agency (Thompson Children's Home);
  Educational Facilities VRD Series 2000 RB
  (LOC-Bank of America N.A.)
  1.70%, 12/01/20(b)(c)(i)                         --        --    $ 3,070   $    3,070,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (University of North
  Carolina at Pembroke University
  Foundation); Student Housing VRD Series
  2001 A RB
  (LOC-Wachovia Bank N.A.)
  1.82%, 07/01/31(b)(c)                            --    VMIG-1     11,240       11,240,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency
  (Wolfpack Club Project); VRD Series 2002 RB
  (LOC-Bank of America N.A.)
  1.70%, 04/01/12(b)(c)(i)                         --        --      9,500        9,500,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission; Refunding First Mortgage Health
  Care Facilities VRD Series 2004 C RB
  (LOC-SunTrust Bank)
  1.72%, 11/01/27(b)(c)                            --    VMIG-1      3,500        3,500,000
-------------------------------------------------------------------------------------------
North Carolina (State of); Public Improvement
  Unlimited Tax Series 2002 A GO
  5.00%, 03/01/05                                 AAA       Aa1      1,865        1,892,943
===========================================================================================
                                                                                 54,748,865
===========================================================================================

OHIO-4.63%

Akron (City of) (Community Learning Centers);
  Income Tax Revenue Series 2004 B RB
  2.00%, 12/01/04(f)                              AAA       Aaa      1,000        1,001,488
-------------------------------------------------------------------------------------------
Akron (City of) Bath & Copley (Townships of)
  Joint Township Hospital District (Summa
  Health Systems); VRD Series 2004 B RB
  (LOC-JPMorgan Chase Bank)
  1.71%, 11/01/34(b)(c)                            --    VMIG-1      5,000        5,000,000
-------------------------------------------------------------------------------------------
Allen (County of); Refunding Limited Tax
  Series 2002 GO
  1.70%, 12/01/04(f)                               --       Aaa      1,000        1,001,075
-------------------------------------------------------------------------------------------
Butler (County of) Health Care Facilities
  (Lifesphere Project); Refunding &
  Improvement VRD Series 2002 RB
  (LOC-U.S. Bank N.A.)
  1.70%, 05/01/27(b)(c)                          A-1+        --      8,500        8,500,000
-------------------------------------------------------------------------------------------
Cambridge (City of) Hospital Facilities
  (Regional Medical Center Project);
  Refunding & Improvement VRD Series 2001 RB
  (LOC-National City Bank)
  1.73%, 12/01/21(b)(c)                            --    VMIG-1     11,515       11,515,000
-------------------------------------------------------------------------------------------
Centerville (City of) (Bethany Lutheran
  Village Project);
  Health Care VRD Series 1994 RB
  (LOC-National City Bank)
  1.73%, 11/01/13(b)(c)                            --    VMIG-1      2,985        2,985,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
OHIO-(CONTINUED)

Cincinnati (City of) & Hamilton (County of)
  Port Authority (Kenwood Office Association
  Project); Economic Development VRD Series
  1985 RB (LOC-Fifth Third Bank)
  1.77%, 09/01/25(b)(m)                          A-1+        --    $ 1,185   $    1,185,000
-------------------------------------------------------------------------------------------
Cleveland Heights (City of); Limited Tax
  Series 2004 BAN GO
  2.00%, 08/18/05(o)                               --        --      3,234        3,245,177
-------------------------------------------------------------------------------------------
Cuyahoga (County of) Continuing Care
  Facilities; Refunding VRD Series 1999 RB
  (LOC-ABN AMRO Bank N.V.)
  1.69%, 02/01/29(b)(c)                          A-1+        --     15,985       15,985,000
-------------------------------------------------------------------------------------------
Cuyahoga (County of) Health Care Facilities
  (Judson Retirement Community); Refunding
  VRD Series 2000 RB
  (LOC-National City Bank)
  1.72%, 11/15/19(b)(c)                           A-1        --        800          800,000
-------------------------------------------------------------------------------------------
Cuyahoga Falls (City of); Limited Tax Series
  2003 Notes
  2.00%, 12/16/04                                  --     MIG-1      7,000        7,009,153
-------------------------------------------------------------------------------------------
Hamilton (County of) Economic Development
  (St. Xavier High School Project); VRD
  Series 2003 RB
  (LOC-Fifth Third Bank)
  1.51%, 04/01/28(b)(c)                          A-1+        --      2,000        2,000,000
-------------------------------------------------------------------------------------------
Lake (County of); Limited Tax Series 2004 BAN
  GO
  2.00%, 04/14/05(o)                               --        --      3,000        3,013,944
-------------------------------------------------------------------------------------------
Lakewood (City of) (St. Edward High School
  Project);
  Educational Facilities VRD Series 2000 RB
  (LOC-Fifth Third Bank)
  1.69%, 08/01/30(b)(c)                            --    VMIG-1      2,300        2,300,000
-------------------------------------------------------------------------------------------
Lorain (County of) (Elyria United Methodist
  Village);
  Refunding Hospital VRD Series 1996 B RB
  (LOC-JPMorgan Chase Bank)
  1.71%, 06/01/12(b)(c)                           A-1    VMIG-1      4,685        4,685,000
-------------------------------------------------------------------------------------------
Lorain (County of) (EMH Regional Medical
  Center Project);
  Hospital Facilities VRD Series 2001 RB
  (LOC-National City Bank)
  1.76%, 05/01/26(b)(c)(o)                         --        --     15,170       15,170,000
-------------------------------------------------------------------------------------------
Lorain (County of) Independent Living
  Facilities
  (Elyria United Methodist Project); VRD
  Series 1999 RB
  (LOC-JPMorgan Chase Bank)
  1.71%, 06/01/25(b)(c)                          A-1+        --      9,125        9,125,000
-------------------------------------------------------------------------------------------
Mahoning (County of) Hospital Facilities
  (Forum Health Obligation Group);
  VRD Series 1997 B RB
  1.70%, 12/01/28(c)(f)                          A-1+    VMIG-1     10,500       10,500,000
-------------------------------------------------------------------------------------------
  Series 2002 B RB (LOC-Fifth Third Bank)
  1.73%, 12/01/27(b)(c)                            --    VMIG-1      7,200        7,200,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
OHIO-(CONTINUED)

Marion (County of) (Pooled Lease Program);
  Hospital Improvement VRD Series 1990 RB
  (LOC-JPMorgan Chase Bank)
  1.72%, 08/01/20(b)(c)                           A-1        --    $ 4,535   $    4,535,000
-------------------------------------------------------------------------------------------
Middleburg Heights (City of) (Southwest
  General Health);
  Hospital Improvement Series 1997 RB
  (LOC-Fifth Third Bank)
  1.73%, 08/15/22(b)(c)                          A-1+        --      5,405        5,405,000
-------------------------------------------------------------------------------------------
Montgomery (County of) (St. Vincent DePaul
  Society);
  Limited Obligation VRD Series 1996 RB
  (LOC-National City Bank)
  1.73%, 12/01/10(b)(c)                           A-1        --      1,900        1,900,000
-------------------------------------------------------------------------------------------
Portage (County of) (Robinson Memorial
  Hospital);
  Hospital VRD Series 2002 RB (LOC-JPMorgan
  Chase Bank)
  1.73%, 05/01/17(b)(c)                            --    VMIG-1      6,255        6,255,000
-------------------------------------------------------------------------------------------
Solon (City of); Unlimited Tax Series 2003
  BAN GO
  2.00%, 12/09/04(o)                               --        --      2,800        2,804,536
-------------------------------------------------------------------------------------------
Twinsburg (City of) School District;
  Refunding Unlimited Tax Series 2004 GO
  2.00%, 12/01/04(f)                               --       Aaa      1,800        1,802,977
===========================================================================================
                                                                                134,923,350
===========================================================================================

OKLAHOMA-1.79%

Mustang (City of) Improvement Authority;
  Refunding Series 1995 RB
  5.38%, 12/01/04(g)(l)                           AAA       Aaa      3,135        3,188,215
-------------------------------------------------------------------------------------------
Oklahoma (County of) Finance Authority
  (Oxford Oaks Apartments Projects);
  Refunding Multi-Family Housing VRD Series
  2000 RB
  (CEP-Federal National Mortgage Association)
  1.71%, 07/15/30(c)                             A-1+        --     27,695       27,695,000
-------------------------------------------------------------------------------------------
Oklahoma (State of) Development Finance
  Authority
  (Capitol Dome Project); VRD Series 2001 RB
  (LOC-Bank of America N.A.)
  1.79%, 06/01/11(b)(c)                          A-1+        --      3,785        3,785,000
-------------------------------------------------------------------------------------------
Oklahoma (State of) Water Resource Board;
  State Loan Program VRD Series 2003 A RB
  0.98%, 10/01/04(g)(h)                          A-1+        --     14,935       14,935,000
-------------------------------------------------------------------------------------------
Tulsa (County of) Industrial Authority;
  Capital Improvements Series 2003 B RB
  4.00%, 05/15/05                                  AA        --      2,500        2,537,739
===========================================================================================
                                                                                 52,140,954
===========================================================================================

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------

OREGON-1.15%

Oregon (State of) Health, Housing,
  Educational & Cultural Facilities Authority
  (Quatama Crossing LLC Housing Project);
  VRD Series 1998 RB (LOC-U.S. Bank N.A.)
  1.74%, 01/01/31(b)(c)                            --       Aa2    $ 7,430   $    7,430,000
-------------------------------------------------------------------------------------------
Oregon (State of); Unlimited Tax Series 2003
  TAN GO
  2.25%, 11/15/04                               SP-1+     MIG-1     25,000       25,030,450
-------------------------------------------------------------------------------------------
Salem (City of) Water & Sewer; Refunding
  Series 2004 RB
  3.00%, 05/01/05(f)                              AAA       Aaa      1,175        1,184,588
===========================================================================================
                                                                                 33,645,038
===========================================================================================

PENNSYLVANIA-2.78%

ABN AMRO Munitops Ctfs. Trust (State of
  Pennsylvania Public School Building
  Authority); Non-AMT VRD
  Series 2001-30 Ctfs. (Acquired 10/31/02;
  Cost $5,000,000)
  1.74%, 09/01/09(c)(d)(e)                         --    VMIG-1      5,000        5,000,000
-------------------------------------------------------------------------------------------
  Series 2003-24 Ctfs. (Acquired 03/08/04;
  Cost $7,000,000)
  1.74%, 06/01/11(c)(d)(e)                         --    VMIG-1      7,000        7,000,000
-------------------------------------------------------------------------------------------
Allegheny (County of) Hospital Development
  Authority (ACES-Presbyterian University
  Hospital); VRD Series 1988 B1 RB
  (LOC-JPMorgan Chase Bank)
  1.70%, 03/01/18(b)(c)                            --    VMIG-1      2,085        2,085,000
-------------------------------------------------------------------------------------------
Allegheny (County of) Industrial Development
  Authority
  (Carnegie Museums of Pittsburgh); VRD
  Series 2002 IDR
  (LOC-Royal Bank of Scotland)
  1.70%, 08/01/32(b)(c)                            --    VMIG-1      2,000        2,000,000
-------------------------------------------------------------------------------------------
Altoona (City of) Authority; Water Series
  1994 A RB
  6.50%, 11/01/04(g)(l)                           AAA       NRR      1,700        1,741,627
-------------------------------------------------------------------------------------------
Berks (County of) Industrial Development
  Authority
  (Lutheran Services); Health Care VRD Series
  1998 A IDR
  1.69%, 01/01/28(c)(f)                            --    VMIG-1      9,588        9,588,000
-------------------------------------------------------------------------------------------
Chartiers Valley (Community of) Industrial &
  Commercial Development Authority (Asbury
  Villas Project);
  VRD Series 2000 B IDR (LOC-ABN AMRO Bank
  N.V.)
  1.72%, 12/01/30(b)(c)                           A-1        --      3,000        3,000,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Delaware Valley
  Regional);
  VRD Series 2001-3801 Class A COP
  (Acquired 06/04/01; Cost $8,900,000)
  1.75%, 08/01/28(c)(d)(e)                       A-1+        --      8,900        8,900,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (City of Scranton &
  County of Lackawanna Health & Welfare
  Authority); VRD Series 2002 A-18 RB
  (Acquired 03/22/02; Cost $2,860,000)
  1.74%, 03/01/15(c)(d)(e)                         --    VMIG-1      2,860        2,860,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Franklin (County of) Industrial Development
  Authority (Chambersburg Hospital
  Obligation);
  Health Care VRD Series 2000 IDR
  1.79%, 12/01/24(c)(f)                           A-1       Aaa    $ 3,575   $    3,575,000
-------------------------------------------------------------------------------------------
Geisinger Authority Health System (Geisinger
  Health System Foundation); Refunding VRD
  Series 2000 RB
  1.71%, 08/01/28(m)                             A-1+    VMIG-1     25,950       25,950,000
-------------------------------------------------------------------------------------------
Lehigh (County of) Industrial Development
  Authority
  (Allegheny Electric Coop. Inc.);
  VRD Series 1984 PCR (LOC-Rabobank
  Nederland)
  1.30%, 10/01/14(b)(j)                          A-1+        --      7,180        7,180,000
-------------------------------------------------------------------------------------------
  Refunding VRD Series 1984 PCR (LOC-Rabobank
  Nederland)
  1.30%, 06/01/14(b)(j)                          A-1+        --      1,030        1,030,000
-------------------------------------------------------------------------------------------
Philadelphia (City of) Industrial Development
  Authority
  (Girard Estate Aramark Project); VRD Series
  2002 IDR
  (LOC-JP Morgan Chase Bank)
  1.70%, 06/01/32(b)(c)                          A-1+        --      1,000        1,000,000
===========================================================================================
                                                                                 80,909,627
===========================================================================================

SOUTH CAROLINA-2.07%

Cherokee (County of) (Newark Electronics
  Division); Industrial VRD Series 1985 RB
  (LOC-ABN AMRO Bank N.V.)
  1.71%, 12/01/15(b)(c)                           A-1        --      6,500        6,500,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of South
  Carolina Public Service Authority); VRD
  Series 2000-4001 Class A COP
  (Acquired 09/08/00; Cost $10,100,000)
  1.75%, 01/01/22(c)(d)(e)                       A-1+        --     10,100       10,100,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (State of South Carolina
  Public Service Authority); VRD Series 2000
  L RB
  (Acquired 02/25/00; Cost $11,590,000)
  1.74%, 01/01/22(c)(d)(e)                         --    VMIG-1     11,590       11,590,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (State of South Carolina Transportation
  Infrastructure Bank); Floating Rate Trust
  Ctfs. VRD Series 2002-728 RB (Acquired
  11/13/02; Cost $7,185,000)
  1.73%, 10/01/22(c)(d)(e)                         --    VMIG-1      7,185        7,185,000
-------------------------------------------------------------------------------------------
Oconee (County of) (Duke); Refunding VRD
  Series 1993 PCR (LOC-JPMorgan Chase Bank)
  1.70%, 02/01/17(b)(c)                            --       P-1      6,000        6,000,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Educational
  Facilities Authority
  for Non-Profit Institutions (The Allen
  University Project);
  VRD Series 1998 RB (LOC-Bank of America
  N.A.)
  (Acquired 03/27/01; Cost $2,525,000)
  1.75%, 09/01/18(b)(c)(d)                       A-1+        --      2,525        2,525,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
SOUTH CAROLINA-(CONTINUED)

South Carolina (State of) Educational
  Facilities Authority
  for Non-Profit Institutions (Morris College
  Project);
  VRD Series 1997 RB (LOC-Bank of America
  N.A.)
  (Acquired 07/30/02; Cost $2,100,000)
  1.75%, 07/01/17(b)(c)(d)                       A-1+        --    $ 2,100   $    2,100,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Carolina Children's
  Home Project); VRD Series 2003 RB
  (LOC-Branch Banking & Trust)
  1.72%, 03/01/23(b)(c)                            --    VMIG-1      3,335        3,335,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Carolina Piedmont
  Foundation Project); VRD Series 2002 RB
  (LOC-Bank of America N.A.)
  1.75%, 09/01/32(b)(c)(i)                         --        --      4,000        4,000,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Catholic Diocese of
  South Carolina Project); VRD Series 1998 RB
  (LOC-Bank of America N.A.) (Acquired
  07/23/02; Cost $2,555,000)
  1.75%, 09/01/18(b)(c)(d)                       A-1+        --      2,555        2,555,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Presbyterian Home of
  South Carolina Project);
  VRD Series 2003 A RB (LOC-Wachovia Bank
  N.A.)
  1.75%, 04/01/20(b)(c)                           A-1        --      4,535        4,535,000
===========================================================================================
                                                                                 60,425,000
===========================================================================================

SOUTH DAKOTA-0.11%

South Dakota (State of) Health & Educational
  Facilities Authority (University of Sioux
  Falls); VRD Series 2001 RB
  (LOC-Wells Fargo Bank N.A.)
  1.71%, 10/01/16(b)(c)                          A-1+        --      3,155        3,155,000
===========================================================================================

TENNESSEE-5.46%

Eagle Tax Exempt Trust (City of Chattanooga);
  VRD Series 2000-4202 Class A COP (Acquired
  10/10/00; Cost $14,040,000)
  1.75%, 10/01/27(c)(d)(e)                       A-1+        --     14,040       14,040,000
-------------------------------------------------------------------------------------------
Jackson (City of) Energy Authority; Electric
  Systems VRD Series 2003 B RB
  1.70%, 11/01/26(c)(f)                            --    VMIG-1     12,700       12,700,000
-------------------------------------------------------------------------------------------
Jackson (City of) Health & Educational
  Facilities Board (Trinity Christian
  Academy); Educational Facilities VRD Series
  2002 RB
  (LOC-AmSouth Bank)
  1.84%, 03/01/22(b)(c)                            --    VMIG-1      5,400        5,400,000
-------------------------------------------------------------------------------------------
Knox (County of) Health Educational & Housing
  Facility Board (Volunteer Student Housing
  LLC Project); Student Housing VRD Series
  2002 RB (LOC-Wachovia Bank N.A.)
  1.69%, 09/01/34(b)(c)                            --    VMIG-1     27,020       27,020,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Memphis (City of); Electric System Sub-Series
  2003 A RB
  2.00%, 12/01/04                                 AA-       Aa3    $10,000   $   10,014,023
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (City of Nashville & County of Davidson);
  Unlimited Tax Series 2003-871 GO
  (Acquired 11/17/03; Cost $4,995,000)
  1.73%, 10/15/10(c)(d)(e)                         --    VMIG-1      4,995        4,995,000
-------------------------------------------------------------------------------------------
Sevier (County of) Public Building Authority
  (Local Government Public Improvement);
  VRD Series 1995 A RB
  1.72%, 06/01/15(c)(f)                           AAA    VMIG-1      5,230        5,230,000
-------------------------------------------------------------------------------------------
  VRD Series 1995 B-2 RB
  1.72%, 06/01/06(c)(f)                           AAA    VMIG-1      1,200        1,200,000
-------------------------------------------------------------------------------------------
  VRD Series 1997 I A-1 RB
  1.72%, 06/01/22(c)(f)                            --    VMIG-1      5,900        5,900,000
-------------------------------------------------------------------------------------------
  VRD Series 1997 II E-1 RB
  1.72%, 06/01/21(c)(f)                            --    VMIG-1      2,100        2,100,000
-------------------------------------------------------------------------------------------
  VRD Series 1997 II E-3 RB
  1.72%, 06/01/10(c)(f)                            --    VMIG-1      1,485        1,485,000
-------------------------------------------------------------------------------------------
  VRD Series 1997 II E-5 RB
  1.72%, 06/01/17(c)(f)                            --    VMIG-1      1,320        1,320,000
-------------------------------------------------------------------------------------------
  VRD Series 1997 II F-1 RB
  1.72%, 06/01/17(c)(f)                            --    VMIG-1      1,190        1,190,000
-------------------------------------------------------------------------------------------
  VRD Series 1997 II F-5 RB
  1.72%, 06/01/27(c)(f)                            --    VMIG-1      2,265        2,265,000
-------------------------------------------------------------------------------------------
  VRD Series 1998 III A-1 RB
  1.72%, 06/01/07(c)(f)                            --    VMIG-1     14,950       14,950,000
-------------------------------------------------------------------------------------------
  VRD Series 1998 III A-3 RB
  1.72%, 06/01/19(c)(f)                            --    VMIG-1      1,425        1,425,000
-------------------------------------------------------------------------------------------
  VRD Series 1998 III A-4 RB
  1.72%, 06/01/17(c)(f)                            --    VMIG-1        300          300,000
-------------------------------------------------------------------------------------------
  VRD Series 1998 III B-2 RB
  1.72%, 06/01/19(c)(f)                            --    VMIG-1      5,650        5,650,000
-------------------------------------------------------------------------------------------
  VRD Series 1998 III C-3 RB
  1.72%, 06/01/18(c)(f)                            --    VMIG-1      3,475        3,475,000
-------------------------------------------------------------------------------------------
  VRD Series 1998 III C-4 RB
  1.72%, 06/01/20(c)(f)                            --    VMIG-1     10,000       10,000,000
-------------------------------------------------------------------------------------------
  VRD Series 1999 II A-1 RB
  1.72%, 06/01/24(c)(f)                            --    VMIG-1      6,300        6,300,000
-------------------------------------------------------------------------------------------
  VRD Series 1999 II B-1 RB
  1.72%, 06/01/25(c)(f)                            --    VMIG-1      1,700        1,700,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Shelby (County of) Health, Educational &
  Housing Facilities Board (Briarcrest
  Christian School System); Educational
  Facilities VRD Series 2002 RB (LOC-SunTrust
  Bank)
  1.69%, 04/01/22(b)(c)                            --    VMIG-1    $11,050   $   11,050,000
-------------------------------------------------------------------------------------------
Shelby (County of) Health, Educational &
  Housing Facilities Board (St. Benedict
  Auburndale School); VRD Series 2003 RB
  (LOC-AmSouth Bank)
  1.74%, 05/01/33(b)(c)                            --    VMIG-1      5,000        5,000,000
-------------------------------------------------------------------------------------------
Tennessee (State of) Local Development
  Authority (Community Provider Pooled Loan
  Program); Series 1994 RB
  6.45%, 10/01/04(g)(l)                           NRR        --      1,000        1,020,000
-------------------------------------------------------------------------------------------
Washington (County of) (Capital Outlay
  Notes);
  Refunding Unlimited Tax Series 2002 GO
  4.00%, 02/01/05(f)                               --       Aaa      1,000        1,009,664
-------------------------------------------------------------------------------------------
Williamson (County of) Industrial Development
  Board (Currey Ingram Academy); Educational
  Facilities VRD Series 2003 RB
  (LOC-SunTrust Bank)
  1.75%, 04/01/23(b)(c)                            --    VMIG-1      2,500        2,500,000
===========================================================================================
                                                                                159,238,687
===========================================================================================

TEXAS-11.84%

ABN AMRO Munitops Ctfs. Trust (City of
  Leander Independent School District);
  Unlimited Multi-State Non-AMT VRD Series
  2002-16 Ctfs. (Acquired 08/20/03; Cost
  $5,395,000)
  1.75%, 08/15/10(c)(d)(e)                         --    VMIG-1      5,395        5,395,000
-------------------------------------------------------------------------------------------
Alief (City of) Independent School District;
  Unlimited Tax Series 1997 GO (CEP-Texas
  Permanent School Fund)
  6.60%, 02/15/05                                 AAA       Aaa      1,000        1,020,512
-------------------------------------------------------------------------------------------
Amarillo (City of) Health Facilities Corp.
  (Panhandle Pooled Health Care); VRD Series
  1985 ACES RB (LOC-BNP Paribas)
  1.75%, 05/31/25(b)(c)                            --    VMIG-1      4,862        4,862,000
-------------------------------------------------------------------------------------------
Austin (City of) Water & Wastewater System;
  Refunding Series 2002 A RB
  5.00%, 11/15/04(f)                              AAA       Aaa      4,000        4,019,072
-------------------------------------------------------------------------------------------
Austin (City of); Refunding Utility System
  Series 1995 RB
  5.60%, 05/15/05(g)(l)                           AAA       Aaa      5,000        5,128,791
-------------------------------------------------------------------------------------------
Austin (City of); Utility System Series 1994
  RB
  5.75%, 11/15/04(g)(i)                           AAA       Aaa      2,605        2,619,767
-------------------------------------------------------------------------------------------
Bexar (County of) Health Facilities
  Development Corp.
  (Air Force Village); VRD Series 2000 RB
  (LOC-Bank of America N.A.)
  1.69%, 08/15/30(b)(c)                          A-1+        --     19,500       19,500,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Bexar (County of) Health Facilities
  Development Corp.
  (Warm Springs); Healthcare System VRD
  Series 1997 RB
  (LOC-JPMorgan Chase Bank)
  1.74%, 09/01/27(b)(c)                            --    VMIG-1    $ 3,435   $    3,435,000
-------------------------------------------------------------------------------------------
Brownsville (City of) Utility Systems;
  Refunding Sub. Lien VRD Series 2001 A RB
  0.95%, 11/04/04(f)(g)(k)                       A-1+    VMIG-1      3,300        3,300,000
-------------------------------------------------------------------------------------------
Dallas (City of) Waterworks & Sewer System;
  Refunding Series 2002 A RB
  4.00%, 10/01/04                                 AA+       Aa2      3,500        3,500,000
-------------------------------------------------------------------------------------------
Dallas (City of); Limited Tax Series 2003 GO
  3.50%, 02/15/05                                 AA+       Aa1      1,500        1,513,855
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Houston
  Airport);
  VRD Series 2000-4307 COP (Acquired
  11/15/00; Cost $15,750,000)
  1.75%, 07/01/28(c)(d)(e)                       A-1+        --     15,750       15,750,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Houston Water
  & Sewer);
  VRD Series 1997-4305 Class A COP (Acquired
  04/27/99; Cost $14,005,000)
  1.75%, 12/01/27(c)(d)(e)                       A-1+        --     14,005       14,005,000
-------------------------------------------------------------------------------------------
  VRD Series 2002-6019 Class A COP (Acquired
  11/13/02; Cost $8,910,000)
  1.75%, 12/01/30(c)(d)(e)                       A-1+        --      8,910        8,910,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris County Toll
  Road);
  VRD Series 2001-4305 COP
  (Acquired 05/08/01; Cost $7,390,000)
  1.75%, 08/01/14(c)(d)(e)                       A-1+        --      7,390        7,390,000
-------------------------------------------------------------------------------------------
  VRD Series 2002-6012 Class A COP
  (Acquired 11/20/02; Cost $1,580,000)
  1.75%, 08/15/30(c)(d)(e)                       A-1+        --      1,580        1,580,000
-------------------------------------------------------------------------------------------
El Paso (County of); Refunding Limited Tax
  Series 2002 A GO
  3.25%, 02/15/05(f)                              AAA       Aaa      1,040        1,048,302
-------------------------------------------------------------------------------------------
First Union MERLOTs (Harris County Toll
  Road);
  VRD Series 2003 B16 RB (Acquired 02/19/03;
  Cost $3,015,000)
  1.57%, 08/15/25(c)(d)(e)                         --    VMIG-1      3,015        3,015,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (Jefferson County Health
  Facilities Development Corp.); VRD Series
  2001 A83 RB
  (Acquired 11/18/03; Cost $3,570,000)
  1.20%, 11/16/04(d)(e)(g)(k)(n)                  A-1        --      3,570        3,570,000
-------------------------------------------------------------------------------------------
Fort Worth (City of); Limited Tax Series 2000
  GO Ctfs.
  6.25%, 03/01/05(g)(l)                           NRR       NRR      5,000        5,105,817
-------------------------------------------------------------------------------------------
Garland (City of) Industrial Development
  Authority Inc. (Carroll Co. Project); VRD
  Series 1984 IDR (LOC-Wells Fargo Bank N.A.)
  (Acquired 09/03/03; Cost $2,300,000)
  1.74%, 12/01/14(b)(c)(d)                         --       Aaa      2,300        2,300,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Goose Creek (City of) Consolidated
  Independent School District; Refunding
  Unlimited Tax Series 2002 A GO
  (CEP-Texas Permanent School Fund)
  4.00%, 02/15/05                                 AAA       Aaa    $ 1,520   $    1,536,322
-------------------------------------------------------------------------------------------
Grand Prairie (City of) Housing Finance Corp.
  (Lincoln Property Co.); Refunding
  Multi-Family Housing VRD Series 1993 RB
  (CEP-General Electric Corp.)
  1.77%, 06/01/10(c)                             A-1+        --      2,700        2,700,000
-------------------------------------------------------------------------------------------
Grapevine (City of) Industrial Development
  Corp.
  (Southern Air Transport); Refunding Airport
  Series 1993 RB
  (LOC-JPMorgan Chase Bank)
  1.77%, 03/01/10(b)(c)                          A-1+        --      2,300        2,300,000
-------------------------------------------------------------------------------------------
Harris (County of) Cultural Education
  Facilities Finance Corp. (Houston Music
  Hall Foundation); VRD Series 1999 RB
  (LOC-JPMorgan Chase Bank)
  1.74%, 06/01/29(b)(c)                          A-1+        --        700          700,000
-------------------------------------------------------------------------------------------
Harris (County of) Hospital District; Sub.
  Lien Commercial Paper Series A RN (LOC-Bank
  of America N.A.)
  1.28%, 11/22/04(b)                             A-1+        --      9,451        9,451,000
-------------------------------------------------------------------------------------------
Harris (County of) Houston Texas Sports
  Authority (Rodeo);
  Jr. Lein VRD Series 2001 C RB
  1.77%, 11/15/30(c)(f)                          A-1+    VMIG-1      6,400        6,400,000
-------------------------------------------------------------------------------------------
Harris (County of); Permanent Improvement
  Unlimited Tax Series 2003 GO
  3.00%, 10/01/04                                 AA+       Aa1      1,000        1,000,000
-------------------------------------------------------------------------------------------
Harris (County of); Refunding Unlimited Tax
  Series 2001 GO
  5.00%, 10/01/04                                 AA+       Aa1      4,970        4,970,000
-------------------------------------------------------------------------------------------
Hockley (County of) Industrial Development
  Corp. (AMOCO Project);
  VRD Series 1985 PCR
  1.15%, 11/01/04(g)(h)                          A-1+       P-1     10,000       10,000,000
-------------------------------------------------------------------------------------------
Hockley (County of) Industrial Development
  Corp.
  (AMOCO Project-Standard Oil Co.); VRD
  Series 1983 PCR
  1.40%, 03/01/05(g)(h)                          A-1+       Aa1     12,775       12,775,000
-------------------------------------------------------------------------------------------
Houston (City of) Independent School District
  (Schoolhouse);
  Limited Tax Series 2004 GO
  (CEP-Texas Permanent School Fund)
  1.62%, 06/09/05(g)(k)                          A-1+    VMIG-1     15,000       15,000,000
-------------------------------------------------------------------------------------------
Houston (City of); Commercial Paper Notes
  Series 2003 A GO
  1.30%, 10/21/04                                A-1+       P-1     20,000       20,000,000
-------------------------------------------------------------------------------------------
  1.37%, 11/15/04                                A-1+       P-1     24,000       24,000,000
-------------------------------------------------------------------------------------------
  1.38%, 01/25/05                                A-1+       P-1     13,400       13,400,000
-------------------------------------------------------------------------------------------
Mansfield (City of); Refunding Unlimited Tax
  VRD Series 2004 GO
  2.00%, 02/15/05(f)                              AAA       Aaa        855          857,910
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Merrill Lynch P-Floats (City of Brazosport
  Independent School District); Refunding
  Unlimited Tax VRD Series 2003 PT-1690 GO
  (Acquired 02/20/03; Cost $4,920,000)
  1.73%, 08/15/10(c)(d)(e)                         --    VMIG-1    $ 4,920   $    4,920,000
-------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (County of Harris
  Hospital District);
  VRD Series 2002 PT-665 RB (Acquired
  10/02/02; Cost $5,935,000)
  1.73%, 08/15/08(c)(d)(e)                       A-1+        --      5,935        5,935,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (State of Texas Affordable Housing Corp.);
  Floating Rate Trust Ctfs. VRD Series
  2003-780 RB
  (Acquired 02/19/03; Cost $1,995,000)
  1.73%, 09/01/22(c)(d)(e)                         --    VMIG-1      1,995        1,995,000
-------------------------------------------------------------------------------------------
Northside Independent School District;
  Refunding VRD Unlimited Tax Series 2003 B
  GO (CEP-Texas Permanent School Fund)
  1.75%, 08/01/05(g)(k)                          A-1+    VMIG-1      1,870        1,870,000
-------------------------------------------------------------------------------------------
Pine Tree Independent School District;
  Unlimited Tax Series 1994 GO (CEP-Texas
  Permanent School Fund)
  5.25%, 02/15/05(g)(k)                           NRR       Aaa        910          923,135
-------------------------------------------------------------------------------------------
San Antonio (City of) Water & Sewer System;
  Commercial Paper Notes Series 2001 A GO
  1.15%, 10/21/04                                A-1+       P-1     29,900       29,900,000
-------------------------------------------------------------------------------------------
Sherman (City of) Higher Education Finance
  Corp. (Austin College Project); Higher
  Education VRD Series 1997 RB
  (LOC-Bank of America N.A.)
  1.75%, 01/01/18(b)(c)                          A-1+        --     12,800       12,800,000
-------------------------------------------------------------------------------------------
Spring (City of) Independent School District;
  Unlimited Tax Series 2004 GO (CEP-Texas
  Permanent School Fund)
  2.50%, 02/15/05                                 AAA       Aaa      2,195        2,206,356
-------------------------------------------------------------------------------------------
Texas (State of); Series 2004 TRAN
  3.00%, 08/31/05                               SP-1+     MIG-1     30,000       30,378,015
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Southeast Texas Housing
  Finance Corp.);
  VRD Series 2001 A18 RB (Acquired 11/18/03;
  Cost $4,130,000)
  1.20%, 11/16/04(d)(e)(g)(k)(n)                  A-1        --      4,130        4,130,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (University of Texas);
  Refunding VRD Series 2003 B14 RB (Acquired
  01/29/03; Cost $8,005,000)
  1.72%, 08/15/22(c)(d)(e)                         --    VMIG-1      8,005        8,005,000
===========================================================================================
                                                                                345,120,854
===========================================================================================

UTAH-1.47%

Davis (County of) Housing Authority (Fox
  Creek Apartments); Refunding Multi-Family
  Housing VRD Series 1997 A RB
  (LOC-JPMorgan Chase Bank)
  1.71%, 08/15/27(b)(c)                           A-1        --      4,240        4,240,000
-------------------------------------------------------------------------------------------
Davis (County of); Unlimited Tax Series 2004
  TRAN
  2.25%, 12/30/04                                  --     MIG-1      4,000        4,009,763
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
UTAH-(CONTINUED)

First Union MERLOTs (Intermountain Power
  Agency);
  Power Supply VRD Series 2002 A59 RB
  (Acquired 10/23/02; Cost $7,040,000)
  1.74%, 07/01/10(c)(d)(e)                         --    VMIG-1    $ 7,040   $    7,040,000
-------------------------------------------------------------------------------------------
Intermountain Power Agency; Power Supply VRD
  Series 1985 E RB
  1.24%, 12/01/04(f)(g)(k)                       A-1+    VMIG-1     14,770       14,770,000
-------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (City of Murray
  Hospital); VRD Series 2002 PA-1066 RB
  (Acquired 10/02/02; Cost $5,995,000)
  1.73%, 05/15/22(c)(d)(e)                        A-1        --      5,995        5,995,000
-------------------------------------------------------------------------------------------
Salt Lake (City of) (Gateway Project);
  Special Assessment VRD Series 2003
  (LOC-Citibank N.A.)
  1.70%, 12/01/23(b)(c)                          A-1+        --      5,850        5,850,000
-------------------------------------------------------------------------------------------
Sanpete (County of) School Facilities
  (Wasatch Academy);
  VRD Series 2003 RB (LOC-U.S. Bank N.A.)
  1.76%, 08/01/28(b)(c)                          A-1+        --        900          900,000
===========================================================================================
                                                                                 42,804,763
===========================================================================================

VERMONT-0.22%

Vermont (State of) Student Assistance Corp.;
  Student Loan VRD Series 1985 RB (LOC-State
  Street Bank & Trust Co.)
  1.35%, 01/01/08(b)(j)                            --    VMIG-1      2,640        2,640,000
-------------------------------------------------------------------------------------------
Vermont (State of); Unlimited Tax Series 1994
  A GO
  6.40%, 01/15/05(g)(l)                           NRR       NRR      3,510        3,632,758
===========================================================================================
                                                                                  6,272,758
===========================================================================================

VIRGINIA-0.82%

Chesapeake (City of) Hospital Authority
  (Chesapeake General Hospital); Hospital
  Facility VRD Series 2001 B RB
  (LOC-SunTrust Bank)
  1.69%, 07/01/31(b)(c)                          A-1+        --      1,545        1,545,000
-------------------------------------------------------------------------------------------
Henrico (County of) Economic Development
  Authority
  (Westminster Centerbury); Residential Care
  Facilities
  VRD Series 2003 B RB (LOC-KBC Bank N.V.)
  1.69%, 07/01/08(b)(c)                            --    VMIG-1     17,100       17,100,000
-------------------------------------------------------------------------------------------
Richmond (City of) Industrial Development
  Authority;
  Educational Facilities VRD Series 2002 RB
  (LOC-SunTrust Bank)
  1.70%, 05/01/32(b)(c)                            --    VMIG-1      2,900        2,900,000
-------------------------------------------------------------------------------------------
Rockingham (County of) Industrial Development
  Authority (Sunnyside Presbyterian Home);
  Residential Care Facilities VRD Series 2003
  RB (LOC-Branch Banking & Trust)
  1.72%, 12/01/33(b)(c)                           A-1        --        750          750,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
VIRGINIA-(CONTINUED)

Winchester (City of) Industrial Development
  Authority (Shenandoah University);
  Educational Facilities First Mortgage
  Series 1994 IDR
  6.70%, 10/01/04(g)(l)                           NRR       NRR    $ 1,620   $    1,652,400
===========================================================================================
                                                                                 23,947,400
===========================================================================================

WASHINGTON-5.39%

ABN AMRO Munitops Ctfs. Trust (City of
  Seattle Municipal Light & Power);
  Multi-State Non-AMT VRD Series 2002-12
  Ctfs. (Acquired 05/25/04; Cost $9,755,000)
  1.75%, 03/01/09(c)(d)(e)                         --    VMIG-1      9,755        9,755,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (City of
  Seattle);
  Multi-State Non-AMT VRD Limited Tax Series
  2003-7 GO Ctfs.
  (Acquired 05/13/03; Cost $10,685,000)
  1.34%, 11/17/04(d)(e)(g)(i)(k)(n)                --        --     10,685       10,685,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (King County);
  Multi-State Non-AMT VRD Limited Tax Series
  2001-1 GO Ctfs.
  (Acquired 01/04/01; Cost $10,000,000)
  1.75%, 07/01/06(c)(d)(e)                         --    VMIG-1     10,000       10,000,000
-------------------------------------------------------------------------------------------
Bremerton (City of) (Kitsap Regional
  Conference Center);
  VRD Series 2003 RB (LOC-Bank of America
  N.A.)
  1.75%, 12/01/28(b)(c)(i)                         --        --      2,565        2,565,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Washington
  Public Power Supply Systems Project No. 2);
  VRD Series 96-4703 Class A COP (Acquired
  05/02/01; Cost $5,870,000)
  1.75%, 07/01/11(c)(d)(e)                       A-1+        --      5,870        5,870,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Washington);
  VRD Series 98-4701 Class A COP (Acquired
  07/20/00; Cost $14,400,000)
  1.75%, 05/01/18(c)(d)(e)                       A-1+        --     14,400       14,400,000
-------------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  Commercial Paper TRAN (LOC-Bank of America
  N.A.)
  1.00%, 10/26/04(b)                             A-1+        --      4,300        4,300,000
-------------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  Commercial Paper Notes (LOC-Bank of America
  N.A.)
  1.00%, 10/26/04(b)                             A-1+        --      7,000        7,000,000
-------------------------------------------------------------------------------------------
Everett (City of); VRD Limited Tax Series
  2001 GO
  (LOC-Bank of America N.A.)
  1.75%, 12/01/21(b)(c)(i)                         --        --      2,600        2,600,000
-------------------------------------------------------------------------------------------
Issaquah (City of) Community Properties; VRD
  Special Revenue Series 2001 A RB (LOC-Bank
  of America N.A.)
  1.73%, 02/15/21(b)(c)                            --    VMIG-1     10,150       10,150,000
-------------------------------------------------------------------------------------------
King & Snohomish (Counties of) School
  District No. 417 (Northshore); Unlimited
  Tax Series 2003 GO
  2.00%, 12/01/04(f)                              AAA       Aaa      3,300        3,304,792
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

King (County of) Economic Enterprise Corp.
  (Puget Sound Blood Center Project);
  VRD Series 1998 RB (LOC-U.S. Bank N.A.)
  1.74%, 04/01/23(b)(c)                            --    VMIG-1    $ 3,810   $    3,810,000
-------------------------------------------------------------------------------------------
Lake Tapps Parkway Properties; Special
  Revenue VRD
  (LOC-U.S. Bank N.A.)
  Series 1999 A RB
  1.73%, 12/01/19(b)(c)                            --    VMIG-1     11,800       11,800,000
-------------------------------------------------------------------------------------------
  Series 1999 B RB
  1.73%, 12/01/19(b)(c)                            --    VMIG-1        700          700,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (Port of Seattle);
  VRD Series 2002-739D RB (Acquired 07/21/04;
  Cost $5,000,000)
  1.73%, 09/01/20(c)(d)(e)                        A-1        --      5,000        5,000,000
-------------------------------------------------------------------------------------------
Pierce (County of) Economic Development Corp.
  (Weyerhaeuser Real Estate); Special Revenue
  VRD Series 1997 RB
  (LOC-Bank of America N.A.)
  1.73%, 01/01/27(b)(c)                          A-1+    VMIG-1     12,705       12,705,000
-------------------------------------------------------------------------------------------
Seattle (Port of) Industrial Development
  Corp. (Sysco Food Services Project);
  Refunding VRD Series 1994 IDR
  1.72%, 11/01/25(c)                             A-1+    VMIG-1      8,000        8,000,000
-------------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Bayview
  Manor Project);
  Low Income Housing Assistance VRD Series
  1994 B RB
  (LOC-U.S. Bank N.A.)
  1.74%, 05/01/19(b)(c)                          A-1+        --      2,340        2,340,000
-------------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Pioneer
  Human Services Project); Refunding VRD
  Series 1995 RB (LOC-U.S. Bank N.A.)
  1.74%, 12/01/15(b)(c)                          A-1+        --      1,975        1,975,000
-------------------------------------------------------------------------------------------
Snohomish (County of) Housing Authority (Ebey
  Arms Centerhouse Project); Refunding
  Housing VRD Series 2003 RB
  (LOC-Bank of America N.A.)
  1.75%, 12/01/34(b)(c)(i)                         --        --      6,245        6,245,000
-------------------------------------------------------------------------------------------
Vancouver (City of) Housing Authority
  (Village Park Apartments Project); Housing
  VRD Series 2000 RB (LOC-U.S. Bank N.A.)
  1.73%, 11/02/05(b)(c)                          A-1+        --      1,430        1,430,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Central Puget Sound
  Regional Transit Authority); Sales Tax &
  Motor VRD Series 2001 A46 RB
  (Acquired 11/12/03; Cost $6,275,000)
  1.30%, 11/10/04(d)(e)(g)(k)(n)                   --    VMIG-1      6,275        6,275,000
-------------------------------------------------------------------------------------------
Washington (State of) Economic Development
  Finance Authority (Seadrunar Recycling LLC
  Project); Economic Development VRD Series
  2000 E RB (LOC-U.S. Bank N.A.)
  1.74%, 08/01/25(b)(c)                          A-1+        --      2,735        2,735,000
-------------------------------------------------------------------------------------------
Washington (State of) Health Care Facilities
  Authority
  (Empire Health Services); VRD Series 2003
  RB
  (LOC-U.S. Bank N.A.)
  1.65%, 11/01/23(b)(c)                          A-1+        --      2,335        2,335,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Washington (State of) Higher Education
  Facilities Authority
  (Cornish College Arts Project); VRD Series
  2003 A RB
  (LOC-Bank of America N.A.)
  1.73%, 12/01/33(b)(c)                            --    VMIG-1    $ 5,000   $    5,000,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Nikkei Concerns Project);
  Non-Profit Housing VRD Series 1994 RB
  (LOC-U.S. Bank N.A.)
  1.74%, 10/01/19(b)(c)                          A-1+        --      3,755        3,755,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Tacoma Art Museum Project);
  Non-Profit VRD Series 2002 RB
  (LOC-Northern Trust Co.)
  1.77%, 06/01/32(b)(m)                            --    VMIG-1      1,225        1,225,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (University Preparatory Academy
  Project); Non-Profit VRD Series 2000 RB
  (LOC-Bank of America N.A.)
  1.75%, 07/01/30(b)(c)                            --    VMIG-1      1,250        1,250,000
===========================================================================================
                                                                                157,209,792
===========================================================================================

WEST VIRGINIA-0.35%

Monongalia (County of) Building Community
  Hospital (Monongalia General Hospital);
  Refunding VRD Series 2002 A RB
  (LOC-JPMorgan Chase Bank)
  1.72%, 07/01/17(b)(c)                           A-1    VMIG-1        645          645,000
-------------------------------------------------------------------------------------------
West Virginia (State of) Hospital Finance
  Authority (Cabell Huntington); Refunding
  VRD Series 2002 A-1 RB
  (LOC-JPMorgan Chase Bank)
  1.67%, 06/01/13(b)(c)                            --    VMIG-1      9,495        9,495,000
===========================================================================================
                                                                                 10,140,000
===========================================================================================

WISCONSIN-3.44%

Kimberly (City of) (Fox Cities YMCA Project);
  VRD Series 2002 RB
  (LOC-M&I Marshall & Ilsley Bank)
  1.75%, 04/01/32(b)(c)                            --    VMIG-1      2,540        2,540,000
-------------------------------------------------------------------------------------------
Menomonee Falls (City of); Refunding Sewer
  System Series 2004 RB
  2.00%, 05/01/05(f)                               --       Aaa      1,425        1,429,517
-------------------------------------------------------------------------------------------
Waukesha (County of); Promissory Notes
  Unlimited Tax Series 2004 GO
  2.00%, 04/01/05                                  --       Aaa      1,500        1,507,192
-------------------------------------------------------------------------------------------
Wind Point (City of) (Johnson Foundation
  Project);
  VRD Series 2000 RB (LOC-Bank of Montreal)
  1.80%, 09/01/35(b)(c)                          A-1+        --      4,665        4,665,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Beaver Dam Community
  Hospitals Inc.); VRD Series 2004 B RB
  (LOC-U.S. Bank N.A.)
  1.69%, 08/15/34(b)(c)                          A-1+        --      3,000        3,000,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Wisconsin (State of) Health & Educational
  Facilities Authority (Mequon Jewish
  Project); VRD Series 2003 RB
  (LOC-JPMorgan Chase Bank)
  1.73%, 07/01/28(b)(c)                            --    VMIG-1    $ 2,150   $    2,150,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority
  (Mercy Health System); (LOC-M&I Marshall &
  Ilsley Bank)
  Pooled Loan VRD Series 2003 I RB
  1.70%, 06/01/23(b)(c)                            --    VMIG-1      9,570        9,570,000
-------------------------------------------------------------------------------------------
  VRD Series 2003 C RB
  1.72%, 08/15/23(b)(c)                            --    VMIG-1      7,300        7,300,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority
  (St. John's Home); Pooled Loan VRD Series
  2003 J RB
  (LOC-M&I Marshall & Ilsley Bank)
  1.70%, 07/01/23(b)(c)                            --    VMIG-1      4,250        4,250,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority
  (St. Luke's Medical Center); VRD Series
  1987 RB
  (LOC-KBC Bank N.V.) (Acquired 06/01/04;
  Cost $30,000,000)
  1.70%, 12/01/17(b)(c)(d)                        A-1        --     30,000       30,000,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority
  (St. Mary's School); VRD Series 2004 RB
  (LOC-M&I Marshall & Ilsley Bank)
  1.72%, 08/01/19(b)(c)                           A-1        --      2,695        2,695,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority
  (Sinai Samaritan Medical Center Inc.); VRD
  Series 1994 A RB
  (LOC-M&I Marshall & Ilsley Bank)
  1.75%, 09/01/19(b)(c)                           A-1        --      5,649        5,649,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Wheaton Franciscan
  Services); VRD Series 2003 B RB
  (LOC-U.S. Bank N.A.)
  1.69%, 08/15/33(b)(c)                          A-1+    VMIG-1      8,750        8,750,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) School Districts Cash
  Flow Management Program;
  Series 2003 B-1 COP
  2.00%, 11/01/04                                  --     MIG-1      5,565        5,568,956
-------------------------------------------------------------------------------------------
  Series 2004 A-1 COP
  3.00%, 09/20/05(o)                               --        --      8,000        8,100,676
-------------------------------------------------------------------------------------------
Wisconsin (State of); Unlimited Tax Series
  1995 A GO
  6.10%, 05/01/05(g)(l)                           NRR       Aaa      3,000        3,087,881
===========================================================================================
                                                                                100,263,222
===========================================================================================
    Total Municipal Obligations (Cost
      $2,926,404,421)                                                         2,926,404,421
===========================================================================================
TOTAL INVESTMENTS-100.40% (Cost
  $2,926,404,421)(p)                                                          2,926,404,421
===========================================================================================
OTHER ASSETS LESS LIABILITIES-(0.40%)                                           (11,669,927)
===========================================================================================
NET ASSETS-100.00%                                                           $2,914,734,494
___________________________________________________________________________________________
===========================================================================================

Investment Abbreviations:

ACES     - Automatically Convertible Extendable Security
AMT      - Alternative Minimum Tax
BAN      - Bond Anticipation Notes
CEP      - Credit Enhancement Provider
COP      - Certificate of Participation
Ctfs     - Certificates
GO       - General Obligation Bonds
IDR      - Industrial Development Revenue Bonds
Jr.      - Junior
LOC      - Letter of Credit
MERLOT   - Municipal Exempt Receipts Liquidity Optional Tender
NRR      - Not Re-Rated
P-Floats - Puttable Floating Option Tax-Exempt Receipts
PCR      - Pollution Control Revenue Bonds
PUTTERS  - Putable Tax Exempt Receipts
RAN      - Revenue Anticipation Notes
RB       - Revenue Bonds
RN       - Revenue Notes
Sub.     - Subordinated
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
VRD      - Variable Rate Demand
Wts.     - Warrants

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), except as indicated in note (i) and (o) below. NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations held by a bank custodian); this funding is pursuant to an advance refunding of this security.
(b) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined weekly. Rate shown is the rate in effect on September 30, 2004.
(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at September 30, 2004 was $691,199,000, which represented 23.71% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(e) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.

(g) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(h) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined semi-annually. Rate shown is the rate in effect on September 30, 2004.
(i) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.
(j) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined monthly. Rate shown is the rate in effect on September 30, 2004.
(k) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined at intermittent intervals. Rate shown is the rate in effect on September 30, 2004.
(l) Advance refunded; secured by an escrow fund of U.S. Treasury obligations.
(m) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined daily. Rate shown is the rate in effect on September 30, 2004.
(n) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at September 30, 2004 was $38,920,000, which represented 1.34% of the Fund's net assets.
(o) Determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest, pursuant to guidelines for the determination of quality adopted by the Board of Trustees and followed by the investment advisor.
(p) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS & LIABILITIES

September 30, 2004
(Unaudited)

ASSETS:

Investments, at market value
  (cost $2,926,404,421)        $2,926,404,421
---------------------------------------------
Cash                                  697,925
---------------------------------------------
Receivables for:
  Investments sold                  4,895,235
---------------------------------------------
  Interest                          8,879,674
---------------------------------------------
Investment for trustee
  deferred compensation and
  retirement plans                    136,908
---------------------------------------------
Other assets                          190,315
=============================================
    Total assets                2,941,204,478
_____________________________________________
=============================================

LIABILITIES:

Payables for:
  Investments purchased            23,240,918
---------------------------------------------
  Dividends                         2,730,970
---------------------------------------------
  Trustee deferred
    compensation and
    retirement plans                  215,380
---------------------------------------------
Accrued distribution fees             131,402
---------------------------------------------
Accrued transfer agent fees            91,843
---------------------------------------------
Accrued trustees fees                   1,095
---------------------------------------------
Accrued operating expenses             58,376
=============================================
    Total liabilities              26,469,984
=============================================
Net assets applicable to
  shares outstanding           $2,914,734,494
_____________________________________________
=============================================

NET ASSETS CONSIST OF:

  Shares of beneficial
    interest                   $2,914,752,505
---------------------------------------------
  Undistributed net realized
    gain (loss) from
    investment securities             (18,011)
=============================================
                               $2,914,734,494
_____________________________________________
=============================================

NET ASSETS:

Institutional Class            $1,671,593,521
_____________________________________________
=============================================
Private Investment Class       $  190,301,672
_____________________________________________
=============================================
Personal Investment Class      $    9,273,444
_____________________________________________
=============================================
Cash Management Class          $  796,326,655
_____________________________________________
=============================================
Reserve Class                  $   11,062,666
_____________________________________________
=============================================
Resource Class                 $  236,176,536
_____________________________________________
=============================================

SHARES OUTSTANDING,
  $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class             1,671,550,863
_____________________________________________
=============================================
Private Investment Class          190,288,610
_____________________________________________
=============================================
Personal Investment Class           9,270,510
_____________________________________________
=============================================
Cash Management Class             796,322,561
_____________________________________________
=============================================
Reserve Class                      11,060,717
_____________________________________________
=============================================
Resource Class                    236,175,751
_____________________________________________
=============================================
Net asset value, offering and
  redemption price per share
  for each class               $         1.00
_____________________________________________
=============================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended September 30, 2004
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $17,235,533
=========================================================================

EXPENSES:

Advisory fees                                                   3,131,846
-------------------------------------------------------------------------
Administrative services fees                                      295,697
-------------------------------------------------------------------------
Custodian fees                                                     38,978
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                        404,301
-------------------------------------------------------------------------
  Personal Investment Class                                        40,938
-------------------------------------------------------------------------
  Cash Management Class                                           334,772
-------------------------------------------------------------------------
  Reserve Class                                                    50,510
-------------------------------------------------------------------------
  Resource Class                                                  266,654
-------------------------------------------------------------------------
Transfer agent fees                                               231,258
-------------------------------------------------------------------------
Trustees' fees and retirement benefits                             29,952
-------------------------------------------------------------------------
Other                                                             317,825
=========================================================================
    Total expenses                                              5,142,731
=========================================================================
Less: Fees waived                                              (1,065,457)
=========================================================================
    Net expenses                                                4,077,274
=========================================================================
Net investment income                                          13,158,259
=========================================================================
Net realized gain (loss) from investment securities               (17,079)
=========================================================================
Net increase in net assets resulting from operations          $13,141,180
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended September 30, 2004 and the year ended March 31, 2004 (Unaudited)

                                                            SEPTEMBER 30,       MARCH 31,
                                                                 2004              2004
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                     $  13,158,259     $   22,690,885
--------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities             (17,079)            40,841
============================================================================================
    Net increase in net assets resulting from operations       13,141,180         22,731,726
============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                          (8,710,440)       (14,405,472)
--------------------------------------------------------------------------------------------
  Private Investment Class                                       (555,715)        (1,230,193)
--------------------------------------------------------------------------------------------
  Personal Investment Class                                       (20,320)           (37,490)
--------------------------------------------------------------------------------------------
  Cash Management Class                                        (2,854,661)        (5,040,826)
--------------------------------------------------------------------------------------------
  Reserve Class                                                    (4,673)            (8,425)
--------------------------------------------------------------------------------------------
  Resource Class                                               (1,012,450)        (1,968,479)
============================================================================================
    Decrease in net assets resulting from distributions       (13,158,259)       (22,690,885)
============================================================================================
Share transactions-net:
  Institutional Class                                        (282,164,384)       632,519,818
--------------------------------------------------------------------------------------------
  Private Investment Class                                     39,903,203        (77,436,378)
--------------------------------------------------------------------------------------------
  Personal Investment Class                                    (1,120,107)        (6,598,054)
--------------------------------------------------------------------------------------------
  Cash Management Class                                        28,190,366        150,447,508
--------------------------------------------------------------------------------------------
  Reserve Class                                                (2,966,860)         1,376,091
--------------------------------------------------------------------------------------------
  Resource Class                                              (63,027,459)        39,025,099
============================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                     (281,185,241)       739,334,084
============================================================================================
    Net increase (decrease) in net assets                    (281,202,320)       739,374,925
============================================================================================

NET ASSETS:

  Beginning of period                                       3,195,936,814      2,456,561,889
============================================================================================
  End of period (including undistributed net investment
    income of $0 and $0, respectively)                      $2,914,734,494    $3,195,936,814
____________________________________________________________________________________________
============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

September 30, 2004
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Tax-Free Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust consisting of one portfolio, the Tax-Free Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class are voted on exclusively by the shareholders of each class. The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. On November 4, 2003, the Fund was restructured from a separate series of Tax-Free Investments Co. to a new series portfolio of the Trust.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities.' Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       In addition, the Fund intends to invest in securities to allow it to qualify to pay shareholders "exempt interest dividends", as defined in the Internal Revenue Code of 1986, as amended.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.22%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the cap stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees;
(vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement; (viii) trustees' fees; and (ix) federal registration fees. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. For the six months ended September 30, 2004, AIM waived fees of $723,330.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2004, AIM was paid $295,697 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended September 30, 2004, AISI retained $225,258 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of the such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees for the Reserve Class during the year in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the six months ended September 30, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $202,150, $30,021, $267,818, $41,736 and $213,323, respectively, after FMC waived Plan fees of $202,151, $10,917, $66,954, $8,774 and $53,331, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.


NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM and INVESCO Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended September 30, 2004, the Fund engaged in purchases and sales of securities of $0 and $27,058,780, respectively.


NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended September 30, 2004, the Fund paid legal fees of $5,068 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended September 30, 2004.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.


NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of March 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
March 31, 2011                                                      $933
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                    CHANGES IN SHARES OUTSTANDING(A)
---------------------------------------------------------------------------------------------------------
                                         SIX MONTHS ENDED                         YEAR ENDED
                                        SEPTEMBER 30, 2004                      MARCH 31, 2004
                                 ---------------------------------    -----------------------------------
                                     SHARES            AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class             8,676,342,046    $ 8,676,342,046     13,446,683,719    $ 13,446,683,719
---------------------------------------------------------------------------------------------------------
  Private Investment Class          217,524,346        217,524,346        489,285,624         489,285,624
---------------------------------------------------------------------------------------------------------
  Personal Investment Class          20,166,779         20,166,779         26,756,133          26,756,133
---------------------------------------------------------------------------------------------------------
  Cash Management Class           2,908,837,254      2,908,837,254      5,641,820,633       5,641,820,633
---------------------------------------------------------------------------------------------------------
  Reserve Class                      77,269,739         77,269,739        156,764,612         156,764,612
---------------------------------------------------------------------------------------------------------
  Resource Class                    732,494,862        732,494,862      1,508,376,051       1,508,376,051
=========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                 5,177,367          5,177,367          7,301,226           7,301,226
---------------------------------------------------------------------------------------------------------
  Private Investment Class              318,170            318,170            737,747             737,747
---------------------------------------------------------------------------------------------------------
  Personal Investment Class               2,442              2,442              4,054               4,054
---------------------------------------------------------------------------------------------------------
  Cash Management Class               1,846,071          1,846,071          4,115,815           4,115,815
---------------------------------------------------------------------------------------------------------
  Reserve Class                           2,986              2,986              8,921               8,921
---------------------------------------------------------------------------------------------------------
  Resource Class                        936,355            936,355          1,860,224           1,860,224
=========================================================================================================
Reacquired:
  Institutional Class            (8,963,683,797)    (8,963,683,797)   (12,821,465,127)    (12,821,465,127)
---------------------------------------------------------------------------------------------------------
  Private Investment Class         (177,939,313)      (177,939,313)      (567,459,749)       (567,459,749)
---------------------------------------------------------------------------------------------------------
  Personal Investment Class         (21,289,328)       (21,289,328)       (33,358,241)        (33,358,241)
---------------------------------------------------------------------------------------------------------
  Cash Management Class          (2,882,492,959)    (2,882,492,959)    (5,495,488,940)     (5,495,488,940)
---------------------------------------------------------------------------------------------------------
  Reserve Class                     (80,239,585)       (80,239,585)      (155,397,442)       (155,397,442)
---------------------------------------------------------------------------------------------------------
  Resource Class                   (796,458,676)      (796,458,676)    (1,471,211,176)     (1,471,211,176)
=========================================================================================================
                                   (281,185,241)   $  (281,185,241)       739,334,084    $    739,334,084
_________________________________________________________________________________________________________
=========================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 50% of the outstanding shares of the Fund. The Fund's principle underwriter may have an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                          RESERVE CLASS
                             ------------------------------------------------------------------------
                                                                                           JUNE 1,
                                                                                            1999
                              SIX MONTHS                                                 (DATE SALES
                                 ENDED                  YEAR ENDED MARCH 31,            COMMENCED) TO
                             SEPTEMBER 30,      -------------------------------------     MARCH 31,
                                 2004            2004      2003      2002      2001         2000
-----------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period                    $   1.00         $  1.00   $  1.00   $  1.00   $  1.00      $  1.00
-----------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income          0.0005           0.001     0.004      0.01      0.03         0.02
=====================================================================================================
Less distributions from net
  investment income             (0.0005)         (0.001)   (0.004)    (0.01)    (0.03)       (0.02)
=====================================================================================================
Net asset value, end of
  period                       $   1.00         $  1.00   $  1.00   $  1.00   $  1.00      $  1.00
_____________________________________________________________________________________________________
=====================================================================================================
Total return(a)                    0.05%           0.08%     0.39%     1.35%     3.12%        2.10%
_____________________________________________________________________________________________________
=====================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)               $ 11,063         $14,030   $12,653   $18,200   $15,871      $23,283
_____________________________________________________________________________________________________
=====================================================================================================
Ratio of expenses to
  average net assets:
  With fee waivers                 1.05%(b)        0.98%     1.05%     1.02%     1.00%        1.00%(c)
-----------------------------------------------------------------------------------------------------
  Without fee waivers              1.27%(b)        1.27%     1.27%     1.28%     1.29%        1.29%(c)
_____________________________________________________________________________________________________
=====================================================================================================
Ratio of net investment
  income to average net
  assets                           0.10%(b)        0.07%     0.37%     1.21%     3.05%        2.45%(c)
___________________________________________________________________________________________________ )
=====================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $10,072,290.
(c)  Annualized.

NOTE 9--LEGAL PROCEEDINGS

Terms used in this Legal Proceedings Note are defined terms solely for the purpose of this note.

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI will be paid by November 7, 2004.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the direction of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the New York Stock Exchange, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal and state securities laws;
(ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

                                    TRUSTEES                                    TAX-FREE
Bruce L. Crockett, Chair                                   Lewis F. Pennock     INVESTMENTS TRUST
Bob R. Baker                                               Robert H. Graham     (TFIT)
Frank S. Bayley                                             Gerald J. Lewis
James T. Bunch                                           Prema Mathai-Davis                                    TAX-FREE
Albert R. Dowden                                            Ruth H. Quigley                                CASH RESERVE
Edward K. Dunn, Jr.                                          Louis S. Sklar                                   PORTFOLIO
Jack M. Fields                                            Larry Soll, Ph.D.
Carl Frischling                                          Mark H. Williamson                                    RESOURCE
                                                                                                                  CLASS
                                    OFFICERS
Robert H. Graham                                                  President                                       Semi-
Mark H. Williamson                                 Executive Vice President                                      Annual
Lisa O. Brinkley           Senior Vice President & Chief Compliance Officer                                      Report
Kevin M. Carome      Senior Vice President, Secretary & Chief Legal Officer
Sidney M. Dilgren                                Vice President & Treasurer                          September 30, 2004
Stuart W. Coco                                               Vice President
Karen Dunn Kelley                                            Vice President
Edgar M. Larsen                                              Vice President
                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                   DISTRIBUTOR
                             Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                    CUSTODIAN
                              The Bank of New York
                                2 Hanson Place
                             Brooklyn, NY 11217-1431

                               COUNSEL TO THE FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                           Philadelphia, PA 19103-7599

                             COUNSEL TO THE TRUSTEES
                      Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                             New York, NY 10022-3852

                                 TRANSFER AGENT
                          AIM Investment Services, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM
Web site, AIMinvestments.com. On the home page, scroll down and click on AIM
Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the fund voted proxies related to its portfolio securities during the 12 months ended 6/30/04 is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select your fund from the drop-down menu.

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


TFIT-SAR-5

LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           This is the semiannual report on the performance of the
ROBERT H.           Resource Class of the Tax-Free Cash Reserve Portfolio of
GRAHAM]             Tax-Free Investments Trust, a money market fund investing in short-term municipal bonds of the highest credit ratings.
ROBERT H. GRAHAM    The report is for the six-month period ended September 30,
                    2004.

                       Historically low interest rates resulted in low yields
                    for money market instruments.

                       The Federal Reserve (the Fed), which had left the federal
                    funds target rate at 1.00% since June 2003 (the lowest rate since 1958), increased the rate by 0.25% (or 25 basis points) three times during the six-month reporting period. With the latest increase on September 21, the rate stood at
1.75%. The federal funds rate is the interest rate at which depository institutions lend balances at the Fed to other depository institutions overnight. The federal funds rate does not mandate the rates offered on municipal bonds. However, the low-interest rate environment resulting from the federal funds rate, as well as the overall economic climate itself, affects all fixed-income investing.

   Indications of sustained economic growth characterized the bond market during the second quarter of 2004, according to The Bond Market Association's Research Quarterly. The report noted that considering interest rate volatility in 2004, bond markets in general have responded well to sustained economic growth. However, municipal bond issuance declined in the quarter amid rising rates and a flattening yield curve.

   Economic activity continued to expand throughout the reporting period, according to Beige Books published by the Fed. The nation's gross domestic product, generally considered the broadest measure of economic activity, grew at an annualized rate of 3.3% in the second quarter and 3.7% in the third quarter of 2004. According to the Department of Labor, 1.05 million jobs were created during the reporting period. However, a slowdown in job growth led to declining consumer confidence in August and September, according to The Conference Board. At the close of the reporting period, the unemployment rate stood at 5.4%.

   The September Beige Book reported that the economy continued to improve in July and August, with 11 districts reporting increased activity levels during the summer. All but one district reported an increase in manufacturing activity. Labor markets remained slack across the nation, with few reports of occupational shortages, while retail sales improved modestly in July and August, according to the Beige Book report.

YOUR INVESTMENT PORTFOLIO

For the six-month period ended September 30, 2004, the seven-day SEC and monthly yields for the Tax-Free Cash Reserve Portfolio's Resource Class were 1.11% and 0.99%, respectively. The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have

========================================
PORTFOLIO COMPOSITION BY MATURITY
In days, as of 9/30/04

1-7                               75.5%

8-14                               2.6

15-60                              7.7

61-120                             6.7

121-180                            1.8

181-240                            0.7

241+                               5.0

The number of days to maturity of each
holding is determined in accordance with
the provisions of Rule 2a-7 under the
Investment Company Act of 1940.
========================================

[AIM INVESTMENTS LOGO APPEARS HERE]
     --Registered Trademark--

                                                                     (continued)

The views and opinions       been lower. Through a combination of short-term
expressed in this letter     cash management vehicles and selective use of a
are those of A I M           longer maturity schedule for higher yields, the
Advisors, Inc. These         portfolio continued to provide relatively
views and opinions are       attractive returns. The weighted average maturity
subject to change at any     (WAM) remained in the 25- to 42-day range; at the
time based on factors        close of the reporting period, the WAM stood at 35
such as market and           days. The portfolio continued to maintain a
economic conditions.         relatively short maturity structure to take
These views and opinions     advantage of any sudden rise in market yields.
may not be relied upon as
investment advice or            The portfolio continued to hold the highest
recommendations, or as an    credit-quality ratings given by three widely known
offer for a particular       credit rating agencies: AAAm from Standard &
security. Statements of      Poor's, Aaa from Moody's and AAA from
fact are from sources        FitchRatings. Fund ratings are subject to change
considered reliable, but     and are based on several factors including an
A I M Advisors, Inc.         analysis of a portfolio's overall credit quality,
makes no representation      market price exposure and management.
or warranty as to their
completeness or accuracy.       The Tax-Free Cash Reserve Portfolio seeks to
Although historical          provide as high a level of tax-exempt income as is
performance is no            consistent with preservation of capital and
guarantee of future          maintenance of liquidity by investing in
results, these insights      high-quality, short-term municipal obligations.
may help you understand      The portfolio invests solely in securities that,
our investment management    at the time of investment, are "First Tier," as
philosophy.                  defined in Rule 2a-7 under the Investment Company
                             Act of 1940.
THIS REPORT MUST BE
ACCOMPANIED OR PRECEDED      IN CONCLUSION
BY A CURRENTLY EFFECTIVE
FUND PROSPECTUS, WHICH       Despite raising the federal funds rate for the
CONTAINS MORE COMPLETE       third time since June 24, as the reporting period
INFORMATION, INCLUDING       closed, the Fed believed that monetary policy
SALES CHARGES AND            remains accommodative. After the September rate
EXPENSES. READ IT            increase, the Fed stated that it expects
CAREFULLY BEFORE YOU         underlying inflation to be relatively low, but
INVEST.                      that it would "respond to changes in economic
                             prospects as needed to maintain price stability."
PERFORMANCE QUOTED IS
PAST PERFORMANCE AND            We are pleased to send you this report on your
CANNOT GUARANTEE             investment. AIM is committed to the primary goals
COMPARABLE FUTURE            of safety, liquidity and yield in institutional
RESULTS; CURRENT             fund management. We are also dedicated to customer
PERFORMANCE MAY BE LOWER     service. Should you have comments or questions
OR HIGHER. VISIT             about this report, please contact one of our
AIMINVESTMENTS.COM FOR       representatives at 800-659-1005.
THE MOST RECENT MONTH-END
PERFORMANCE.                 Sincerely,

AN INVESTMENT IN THE FUND    /s/ ROBERT H. GRAHAM
IS NOT INSURED OR            --------------------------------------
GUARANTEED BY THE FEDERAL    Robert H. Graham
DEPOSIT INSURANCE            Chairman, A I M Management Group Inc.
CORPORATION OR ANY OTHER
GOVERNMENT AGENCY.           Beginning with fiscal periods ending after
ALTHOUGH THE FUND SEEKS      December 31, 2004, the fund files its complete
TO PRESERVE THE VALUE OF     schedule of portfolio holdings with the Securities
YOUR INVESTMENT AT $1.00     and Exchange Commission ("SEC") for the first and
PER SHARE, IT IS POSSIBLE    third quarters of each fiscal year on Form N-Q.
TO LOSE MONEY BY             The fund's Form N-Q filings are available on the
INVESTING IN THE FUND.       SEC's website at http://www.sec.gov. Copies of the
                             fund's Forms N-Q may be reviewed and copied at the
                             SEC's Public Reference Room at 450 Fifth Street,
                             N.W., Washington, D.C. 20549-0102. You can obtain
                             information on the operation of the Public
                             Reference Room, including information about
                             duplicating fee charges, by calling 1-202-942-8090
                             or by electronic request at the following E-mail
                             address: publicinfo@sec.gov. The SEC file numbers
                             for the fund are 8112731 and 2-58286. The fund's
                             most recent portfolio holdings, as filed on Form
                             N-Q, are also available at www.aiminvestments.com.

INFORMATION ABOUT YOUR FUND'S EXPENSES

EXAMPLE

As a shareholder of the fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2004 - September 30, 2004.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

================================================================================

                                                                                 HYPOTHETICAL
                                                ACTUAL                        (5% ANNUAL RETURN
                                                                               BEFORE EXPENSES)

                   BEGINNING            ENDING          EXPENSES         ENDING           EXPENSES
                 ACCOUNT VALUE      ACCOUNT VALUE      PAID DURING    ACCOUNT VALUE      PAID DURING
                  (04/01/04)        (09/30/04)(1)       PERIOD(2)       (09/30/04)        PERIOD(2)
RESOURCE
CLASS             $1,000.00          $1,003.80             $1.91         $1,023.16          $1.93

(1) The actual ending account value is based on the actual total return of the fund for the period April 1, 2004 to September 30, 2004 after actual expenses and will differ from the hypothetical ending account value which is based on the fund's expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period April 1, 2004 to September 30, 2004 was 0.38% for Resource Class shares.

(2) Expenses are equal to the fund's annualized expense ratio (0.38% for Resource Class shares) multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
================================================================================

SCHEDULE OF INVESTMENTS

September 30, 2004
(Unaudited)

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------

MUNICIPAL OBLIGATIONS-100.40%

ALABAMA-1.62%

Birmingham (City of) Public Parks &
  Recreation Board
  (Children's Zoo Project); VRD Series 2002
  RB
  (LOC-AmSouth Bank)
  1.84%, 05/01/07(b(c)                             --    VMIG-1    $ 2,925   $    2,925,000
-------------------------------------------------------------------------------------------
Birmingham (City of) Public Parks &
  Recreation Board
  (YMCA Project); Refunding VRD Series 1996
  RB
  (LOC-AmSouth Bank)
  1.84%, 06/01/16(b)(c)                            --    VMIG-1      1,990        1,990,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Birmingham
  Waterworks & Sewer Board);
  VRD Series 2002-6009 Class A COP
  (Acquired 11/05/02; Cost $4,100,000)
  1.75%, 01/01/43(c)(d)(e)                       A-1+        --      4,100        4,100,000
-------------------------------------------------------------------------------------------
  VRD Series 2003-0007 Class A COP
  (Acquired 04/16/03; Cost $7,370,000)
  1.75%, 01/01/43(c)(d)(e)                       A-1+        --      7,370        7,370,000
-------------------------------------------------------------------------------------------
Homewood (City of) Medical Clinic Board
  (Lakeshore Foundation Project); Lease
  Revenue VRD Series 2000 RB
  (LOC-AmSouth Bank)
  1.84%, 11/01/24(b)(c)                           A-1        --      6,046        6,046,000
-------------------------------------------------------------------------------------------
Mobile (City of); Port City Medical Clinic
  Board (Infirmary Health); VRD Series 1998 B
  RB
  1.71%, 02/01/25(c)(f)                           A-1    VMIG-1      5,000        5,000,000
-------------------------------------------------------------------------------------------
Montgomery (City of) Industrial Development
  Board
  (Industrial Partners Project); Refunding
  VRD Series 1989 IDR
  (LOC-SunTrust Bank)
  1.73%, 01/01/07(b)(c)                            --       Aa2        635          635,000
-------------------------------------------------------------------------------------------
Oxford (City of); Unlimited Tax VRD Series
  2003 GO Wts.
  (LOC-Branch Banking & Trust)
  1.73%, 07/01/15(b)(c)                            --    VMIG-1      5,180        5,180,000
-------------------------------------------------------------------------------------------
Ridge (City of) Improvement District; Special
  Assessment VRD Series 2000 RB (LOC-AmSouth
  Bank)
  1.73%, 10/01/25(b)(c)                            --    VMIG-1     13,335       13,335,000
-------------------------------------------------------------------------------------------
Tuscaloosa (City of) Educational Building
  Authority (Stillman College Project);
  Refunding Capital Improvement VRD Series
  2002 A RB (LOC-AmSouth Bank)
  1.84%, 10/01/23(b)(c)                            --    VMIG-1        500          500,000
===========================================================================================
                                                                                 47,081,000
===========================================================================================

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------

ALASKA-0.13%

Alaska (State of) Industrial Development &
  Export Authority
  (Safeway Inc. Projects); Refunding VRD
  Series 1991 IDR
  (LOC-Deutsche Bank A.G.)
  1.45%, 12/01/04(b)(g)(h)                        A-1        --    $ 1,895   $    1,895,000
-------------------------------------------------------------------------------------------
Alaska (State of) Industrial Development
  Authority
  (Alaska Hotel Properties Inc. Project); VRD
  Series 1986 IDR
  (LOC-Royal Bank of Scotland)
  (Acquired 12/17/02; Cost $800,000)
  1.70%, 06/01/06(b)(c)(d)                         --       Aa1        800          800,000
-------------------------------------------------------------------------------------------
Matanuska-Susitna (Borough of); Unlimited Tax
  Series 1998 A GO
  4.50%, 03/01/05(f)                              AAA       Aaa      1,000        1,012,718
===========================================================================================
                                                                                  3,707,718
===========================================================================================

ARIZONA-1.43%

Apache (County of) Industrial Development
  Authority
  (Tucson Electric Power Co.); Floating Rate
  Series 1982 A IDR
  (LOC-Credit Suisse First Boston)
  1.75%, 12/15/18(b)(c)                           A-1    VMIG-1      6,625        6,625,000
-------------------------------------------------------------------------------------------
Casa Grande (City of) Industrial Development
  Authority (Center Park Apartments Project);
  Refunding Multi-Family Housing VRD Series
  2001 A IDR (CEP-Federal National Mortgage
  Association)
  1.72%, 06/15/31(c)                               --    VMIG-1      2,010        2,010,000
-------------------------------------------------------------------------------------------
Casa Grande (City of) Industrial Development
  Authority (Quail Gardens Apartments);
  Refunding Multi-Family Housing VRD Series
  2001 A IDR (CEP-Federal National Mortgage
  Association)
  1.72%, 06/15/31(c)                               --    VMIG-1      1,550        1,550,000
-------------------------------------------------------------------------------------------
Phoenix (City of) Civic Improvement Corp.;
  Wastewater System Series 2003 BAN
  1.22%, 11/12/04                                A-1+       P-1     10,000       10,000,000
-------------------------------------------------------------------------------------------
  1.23%, 12/16/04                                A-1+       P-1      5,000        5,000,000
-------------------------------------------------------------------------------------------
  1.27%, 01/10/05                                A-1+       P-1      6,000        6,000,000
-------------------------------------------------------------------------------------------
Phoenix (City of) Industrial Development
  Authority
  (Lynwood Apartments Project); Refunding VRD
  Series 1994 IDR
  (CEP-Federal Home Loan Bank)
  1.75%, 10/01/25(c)                             A-1+        --      6,020        6,020,000
-------------------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Tucson Electric Power
  Co.-Irvington Road Project); VRD Series
  1982 IDR (LOC-Credit Suisse First Boston)
  1.68%, 10/01/22(b)(c)                           A-1    VMIG-1      2,000        2,000,000
-------------------------------------------------------------------------------------------
University of Arizona (University of Arizona
  Projects);
  VRD Series 2004 B COP
  1.64%, 06/01/31(c)(f)                          A-1+    VMIG-1      2,550        2,550,000
===========================================================================================
                                                                                 41,755,000
===========================================================================================

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------

ARKANSAS-0.09%

Pulaski (County of) Public Facilities Board
  (Health Facilities-Central Arkansas
  Radiation Therapy Inc. Project);
  Educational Facilities VRD Series 2001 RB
  (LOC-Bank of America N.A.)
  1.75%, 07/01/08(b)(c)(i)                         --        --    $ 2,500   $    2,500,000
===========================================================================================

CALIFORNIA-0.05%

San Diego (County of) (Friends of Chabad
  Lubavitch);
  VRD Series 2003 COP (LOC-Comerica Bank)
  1.78%, 01/01/23(b)(c)(i)                         --        --      1,500        1,500,000
===========================================================================================

COLORADO-2.39%

Colorado (State of) Educational & Cultural
  Facilities Authority (Denver Art Museum
  Project); VRD Series 2003 RB
  (LOC-Wells Fargo Bank N.A.)
  1.71%, 01/01/33(b)(c)                          A-1+        --      1,000        1,000,000
-------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Denver Seminary
  Project); VRD Series 2004 RB
  (LOC-Wells Fargo Bank N.A.)
  1.71%, 07/01/24(b)(c)                          A-1+        --      1,200        1,200,000
-------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (National Cable
  Television Center & Museum Project);
  VRD Series 1999 RB (LOC-Wells Fargo Bank
  N.A.)
  1.71%, 10/01/06(b)(c)                          A-1+        --      1,505        1,505,000
-------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority
  (Regis Jesuit High School Project); VRD
  Series 2003 RB
  (LOC-Wells Fargo Bank N.A.)
  1.71%, 12/01/33(b)(c)                          A-1+        --      5,015        5,015,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority
  (Arapahoe House Project); VRD Series 2004 A
  RB
  (LOC-Wells Fargo Bank N.A.)
  1.76%, 04/01/24(b)(c)                          A-1+        --      1,200        1,200,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority
  (Christian Living Project); Refunding VRD
  Series 2002 A RB
  (LOC-U.S. Bank N.A.)
  1.74%, 01/01/31(b)(c)                          A-1+        --      3,400        3,400,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority
  (Craig Hospital Project); Refunding VRD
  Series 2003 RB
  (LOC-Wells Fargo Bank N.A.)
  1.71%, 12/01/20(b)(c)                          A-1+        --      5,605        5,605,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority
  (Golden West Manor Inc. Project); VRD
  Series 2002 A RB
  (LOC-U.S. Bank N.A.)
  1.74%, 07/01/32(b)(c)                          A-1+        --      4,210        4,210,000
-------------------------------------------------------------------------------------------
Colorado Springs (City of) (Pikes Peak Mental
  Health);
  VRD Series 2003 RB (LOC-Wells Fargo Bank
  N.A.)
  1.71%, 03/15/23(b)(c)                          A-1+        --      3,570        3,570,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

Denver (City & County of) (Kentucky Circle
  Village Project); VRD Series 2000 RB
  (LOC-Mountain States Bank, U.S. Bank N.A.)
  1.74%, 10/01/29(b)(c)                          A-1+        --    $ 1,740   $    1,740,000
-------------------------------------------------------------------------------------------
Idaho Springs (City of); (Safeway Inc.
  Project);
  Refunding VRD Series 1993 IDR (LOC-Deutsche
  Bank A.G.)
  1.45%, 12/01/04(b)(g)(h)                       A-1+        --        940          940,000
-------------------------------------------------------------------------------------------
Jefferson (County of) School District No.
  R-001; Series 2004 A TAN
  3.00%, 06/30/05                               SP-1+     MIG-1     30,000       30,332,309
-------------------------------------------------------------------------------------------
Lafayette (City of) Exempla Improvement
  District
  (Special Improvement No. 2-01);
  Refunding Special Assessment VRD Series
  2002 RB
  (LOC-Wells Fargo Bank N.A.)
  1.72%, 12/01/22(b)(c)                          A-1+        --      1,000        1,000,000
-------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (City & County of
  Denver Water);
  VRD Series 2003 PT-1872 RB
  (Acquired 05/29/03; Cost $7,830,000)
  1.73%, 12/01/22(c)(d)(e)(i)                      --        --      7,830        7,830,000
-------------------------------------------------------------------------------------------
Regional Transportation (District of);
  Refunding Sales Tax Series 2003 A RB
  3.00%, 11/01/04(f)                              AAA       Aaa      1,000        1,001,613
===========================================================================================
                                                                                 69,548,922
===========================================================================================

CONNECTICUT-0.09%

Connecticut (State of) Development Authority
  (Central Vermont Public Service); Floating
  Rate Series 1985 PCR
  (LOC-Royal Bank of Scotland)
  1.35%, 12/01/15(b)(j)                          A-1+        --      1,400        1,400,000
-------------------------------------------------------------------------------------------
Connecticut (State of) Development Authority
  (Connecticut Water Co. Project); Refunding
  Water Facilities VRD Series 2004 B RB
  (LOC-Royal Bank of Scotland)
  1.70%, 09/01/28(b)(c)                          A-1+        --      1,125        1,125,000
===========================================================================================
                                                                                  2,525,000
===========================================================================================

DELAWARE-0.28%

Delaware (State of) Economic Development
  Authority
  (Independent School Inc. Project); VRD
  Series 2003 RB
  (LOC-Royal Bank of Scotland)
  1.69%, 07/01/33(b)(c)                          A-1+        --      8,250        8,250,000
===========================================================================================

DISTRICT OF COLUMBIA-0.89%

District of Columbia (Consortium Issue); VRD
  Series 1998 RB
  (LOC-Wachovia Bank N.A.)
  1.69%, 07/01/23(b)(c)                           A-1        --     15,755       15,755,000
-------------------------------------------------------------------------------------------
District of Columbia (National Children's
  Center Inc.);
  VRD Series 1993 RB (LOC-Bank of America
  N.A.)
  1.70%, 02/01/20(b)(c)                          A-1+        --      3,385        3,385,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA-(CONTINUED)

District of Columbia (Resources for the
  Future Inc.);
  VRD Series 1998 RB (LOC-Wachovia Bank N.A.)
  (Acquired 09/26/03; Cost $2,015,000)
  1.75%, 08/01/29(b)(c)(d)                        A-1        --    $ 2,015   $    2,015,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (District of Columbia
  Water & Sewer Authority); VRD Series 2003
  A12 RB
  (Acquired 02/24/03; Cost $4,655,000)
  1.74%, 10/01/17(c)(d)(e)                         --    VMIG-1      4,655        4,655,000
===========================================================================================
                                                                                 25,810,000
===========================================================================================

FLORIDA-3.88%

ABN AMRO Munitops Ctfs. Trust (County of
  Escambia);
  Refunding Florida Non-AMT VRD Series
  2002-24 Ctfs.
  (Acquired 10/24/02; Cost $5,000,000)
  1.73%, 10/01/10(c)(d)(e)                         --    VMIG-1      5,000        5,000,000
-------------------------------------------------------------------------------------------
Capital Projects Finance Authority (Capital
  Projects Loan Program); VRD Series 1997 A
  RB
  1.74%, 08/01/17(c)(f)                          A-1+        --      1,050        1,050,000
-------------------------------------------------------------------------------------------
Clay (County of) Housing Finance Authority
  (Bluff Housing); Refunding Multi-Family
  Housing VRD Series 2001 A RB
  (CEP-Federal Home Loan Mortgage Corp.)
  1.70%, 11/01/14(c)                             A-1+        --      1,150        1,150,000
-------------------------------------------------------------------------------------------
Collier (County of) Health Facilities
  Authority
  (Cleveland Clinic Health); VRD Hospital
  Series 2003 C-2 BAN
  (LOC-JPMorgan Chase Bank)
  1.55%, 11/22/04(c)                             A-1+    VMIG-1      3,500        3,500,000
-------------------------------------------------------------------------------------------
Collier (County of) Industrial Development
  Authority
  (Redlands Christian Migrant); VRD Series
  2001 RB
  (LOC-Bank of America N.A.)
  1.75%, 12/01/26(b)(c)(i)                         --        --      2,900        2,900,000
-------------------------------------------------------------------------------------------
Duval (County of) Housing Finance Authority
  (Sunbeam Road Apartments Project);
  Refunding Multi-Family Housing VRD Series
  1997 RB
  (LOC-Bank of America N.A.)
  1.70%, 07/01/25(b)(c)                          A-1+        --      1,000        1,000,000
-------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (Baptist Medical Center Project);
  VRD Hospital Series 2003 B RB
  (LOC-Bank of America N.A.)
  0.98%, 12/22/04(b)(g)(k)                       A-1+        --     19,000       19,000,000
-------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority
  (Samuel C. Taylor Foundation Project); VRD
  Series 1998 RB (LOC-Bank of America N.A.)
  (Acquired 02/20/01; Cost $2,800,000)
  1.75%, 12/01/23(b)(c)(d)(i)                      --        --      2,800        2,800,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Jacksonville (City of) Health Facilities
  Authority (University of Florida
  Jacksonville Physicians, Inc.); VRD Series
  2002 RB
  (LOC-Bank of America N.A.)
  1.73%, 06/01/22(b)(c)                            --    VMIG-1    $12,140   $   12,140,000
-------------------------------------------------------------------------------------------
Lakeland (City of) Electric & Water;
  Refunding Series 1992 RB
  5.63%, 10/01/04(l)                              NRR        --      2,000        2,000,000
-------------------------------------------------------------------------------------------
Marion (County of) Hospital District (Munroe
  Regional Health System); Health System
  Improvement VRD Series 2000 RB
  (LOC-AmSouth Bank)
  1.72%, 10/01/30(b)(c)                            --    VMIG-1     13,375       13,375,000
-------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (State of Florida
  Mid-Bay Bridge Authority); VRD Series 2002
  PT-1531 RB
  (Acquired 10/10/02; Cost $9,100,000)
  1.72%, 10/01/18(c)(d)(e)                       A-1+        --      9,100        9,100,000
-------------------------------------------------------------------------------------------
Miami-Dade (County of) Educational Facilities
  Authority
  (Carlos Albizu University Project); VRD
  Series 2000 RB
  (LOC-Bank of America N.A.)
  1.75%, 12/01/25(b)(c)(i)                         --        --      9,400        9,400,000
-------------------------------------------------------------------------------------------
Miami-Dade (County of) Industrial Development
  Authority
  (Palmer Trinity Private School Project);
  VRD Series 1999 IDR
  (LOC-Bank of America N.A.)
  1.75%, 12/01/19(b)(c)(i)                         --        --      3,300        3,300,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (State of Florida Department of
  Environmental Protection); Floating Rate
  Trust Ctfs. VRD Series 2002-722 RB
  (Acquired 11/13/02; Cost $9,850,000)
  1.73%, 07/01/22(c)(d)(e)                        A-1        --      9,850        9,850,000
-------------------------------------------------------------------------------------------
North Miami (City of) Educational Facilities
  (Miami Country Day School Project); VRD
  Series 1999 RB
  (LOC-Bank of America N.A.)
  1.75%, 08/01/19(b)(c)(i)                         --        --      1,550        1,550,000
-------------------------------------------------------------------------------------------
Orange (County of) Health Facilities
  Authority
  (Adventist Health System); VRD Series 1992
  RB
  (LOC-SunTrust Bank)
  1.70%, 11/15/14(b)(c)                          A-1+    VMIG-1      1,155        1,155,000
-------------------------------------------------------------------------------------------
Orange (County of) Health Facilities
  Authority (Presbyterian Retirement
  Communities Project); VRD Series 1998 RB
  (LOC-Bank of America N.A.)
  (Acquired 01/29/02-09/01/04; Cost
  $5,129,000)
  1.75%, 11/01/28(b)(c)(d)(i)                      --        --      5,129        5,129,000
-------------------------------------------------------------------------------------------
Palm Beach (County of) Educational Facilities
  Authority (Atlantic College Project);
  Educational Facilities VRD Series 2001 RB
  (LOC-Bank of America N.A.)
  1.75%, 12/01/31(b)(c)(i)                         --        --      2,800        2,800,000
-------------------------------------------------------------------------------------------
Pasco (County of); Refunding Water & Sewer
  Series 2002 RB
  5.00%, 10/01/04(f)                              AAA       Aaa      1,000        1,000,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Tampa (City of) (Agency for Community
  Treatment DACCO Project); VRD Series 2001
  RB (LOC-Bank of America N.A.)
  1.75%, 07/01/22(b)(c)(i)                         --        --    $ 5,080   $    5,080,000
-------------------------------------------------------------------------------------------
University of North Florida Foundation, Inc.
  (Parking System);
  VRD Series 1998 RB (LOC-Wachovia Bank N.A.)
  1.73%, 05/01/28(b)(c)                           A-1        --        800          800,000
===========================================================================================
                                                                                113,079,000
===========================================================================================

GEORGIA-5.07%

Athens-Clarke (County of) Unified Government
  Development Authority (University of
  Georgia Athletic Association Project);
  VRD Series 2003 RB (LOC-Bank of America
  N.A.)
  1.76%, 08/01/33(b)(i)(m)                         --        --      3,500        3,500,000
-------------------------------------------------------------------------------------------
Clayton (County of) Development Authority
  (Delta Airlines Project); Special
  Facilities VRD Series 2000 A RB
  (CEP-General Electric Capital Corp.)
  1.71%, 06/01/29(c)                             A-1+    VMIG-1      7,500        7,500,000
-------------------------------------------------------------------------------------------
Cobb (County of) Housing Authority (Tamarron
  Apartments Project); Refunding Multi-Family
  Housing VRD Series 2003 RB
  (CEP-Federal Home Loan Mortgage Corp.)
  1.70%, 03/01/24(c)                             A-1+        --      5,050        5,050,000
-------------------------------------------------------------------------------------------
Cobb (County of) School District; Limited Tax
  Series 2004 GO
  1.75%, 12/31/04                                  --     MIG-1     20,000       20,038,500
-------------------------------------------------------------------------------------------
DeKalb (County of) Hospital Authority
  (DeKalb Medical Center Inc. Project); VRD
  Series 2000 B RB
  (LOC-Wachovia Bank N.A.)
  1.69%, 10/01/25(b)(c)                            --    VMIG-1     10,925       10,925,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Georgia);
  VRD Series 2000-1001 C COP (Acquired
  07/26/00; Cost $20,000,000)
  1.75%, 07/01/15(c)(d)(e)                       A-1+        --     20,000       20,000,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (City of Dalton); Utilities VRD
  Series 2003 A02 RB
  (Acquired 08/25/04; Cost $4,895,000)
  1.74%, 01/01/12(c)(d)(e)                         --    VMIG-1      4,895        4,895,000
-------------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Bridgeway Foundation for Education
  Project); Educational Facilities VRD Series
  2000 RB
  (LOC-Wachovia Bank N.A.)
  1.74%, 06/01/15(b)(c)                           A-1        --      1,400        1,400,000
-------------------------------------------------------------------------------------------
Fulton (County of) Hospital Authority
  (Northside Hospital Inc.);
  VRD Series 2003 A RAN (LOC-Wachovia Bank
  N.A.)
  1.69%, 10/01/18(b)(c)                            --    VMIG-1     28,860       28,860,000
-------------------------------------------------------------------------------------------
Georgia (State of); Unlimited Tax Series 1999
  D GO
  5.80%, 11/01/04                                 AAA       Aaa      1,400        1,405,461
-------------------------------------------------------------------------------------------
Gwinnett (County of) School District; Limited
  Construction Sales Tax Notes Series 2004 GO
  1.75%, 12/30/04                                  --     MIG-1     15,000       15,025,977
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

Houston (County of) Hospital Authority; VRD
  Series 2002 RB
  (LOC-Wachovia Bank N.A.)
  1.69%, 10/01/14(b)(c)                           A-1        --    $ 9,230   $    9,230,000
-------------------------------------------------------------------------------------------
Private Colleges & Universities Authority
  (Mercer University Project); VRD Series
  2003 RB (LOC-Branch Banking & Trust)
  1.82%, 10/01/32(b)(c)                            --    VMIG-1      7,260        7,260,000
-------------------------------------------------------------------------------------------
Roswell (City of) Housing Authority (Rosemont
  Apartments Project); Refunding Multi-Family
  Housing VRD Series 2003 RB
  (CEP-Federal Home Loan Mortgage Corp.)
  1.70%, 01/01/34(c)                             A-1+        --     10,555       10,555,000
-------------------------------------------------------------------------------------------
Smyrna (City of) Hospital Authority
  (Ridgeview Institute Inc. Project); VRD
  Series 2002 RB (LOC-Wachovia Bank N.A.)
  1.74%, 11/01/27(b)(c)                            --    VMIG-1      2,210        2,210,000
===========================================================================================
                                                                                147,854,938
===========================================================================================

HAWAII-0.37%

Eagle Tax Exempt Trust (State of Hawaii); VRD
  Series 2000-1101 COP (Acquired 01/11/01;
  Cost $6,000,000)
  1.75%, 12/01/16(c)(d)(e)                       A-1+        --      6,000        6,000,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (State of Hawaii);
  Unlimited Tax VRD Series 2003 A16 GO
  (Acquired 02/27/03; Cost $3,885,000)
  1.74%, 07/01/18(c)(d)(e)                         --    VMIG-1      3,885        3,885,000
-------------------------------------------------------------------------------------------
Hawaii (State of); Refunding Unlimited Tax
  Series 1997 CO GO
  6.00%, 03/01/05(f)                              AAA       Aaa      1,000        1,020,421
===========================================================================================
                                                                                 10,905,421
===========================================================================================

IDAHO-0.47%

Custer (County of) Pollution Control (Amoco
  Oil Co.-Standard Oil Industry Project); VRD
  Series 1983 RB
  0.90%, 04/01/05(g)(h)                          A-1+       Aa1     10,000       10,000,000
-------------------------------------------------------------------------------------------
Magic Valley Healthcare System Inc.
  (Magic Valley Regional Medical Center
  Project);
  VRD Series 2001 RB (LOC-Wells Fargo Bank
  N.A.)
  1.71%, 12/01/21(b)(c)                            --    VMIG-1      3,640        3,640,000
===========================================================================================
                                                                                 13,640,000
===========================================================================================

ILLINOIS-14.26%

ABN AMRO Munitops Ctfs. Trust (City of
  Chicago); Refunding
  Multi-State Non-AMT VRD Limited Tax Series
  2001-34 Ctfs. (Acquired 11/15/01; Cost
  $10,000,000)
  1.75%, 07/01/07(c)(d)(e)                         --    VMIG-1     10,000       10,000,000
-------------------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois Sales Tax); VRD Series
  1998-25 Class A RB
  (Acquired 08/26/99; Cost $10,000,000)
  1.75%, 03/15/07(c)(d)(e)                        A-1       Aa2     10,000       10,000,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois);
  VRD Series 2002-190 Class A RB
  (Acquired 05/06/02; Cost $10,130,000)
  1.75%, 06/05/14(c)(d)(e)                        A-1        --    $10,130   $   10,130,000
-------------------------------------------------------------------------------------------
Chicago (City of); VRD Limited Tax Obligation
  Tender Series 2004 GO (LOC-State Street
  Bank & Trust Co.)
  1.05%, 01/13/05(b)(g)(k)                      SP-1+     MIG-1      4,000        4,000,000
-------------------------------------------------------------------------------------------
Chicago (City of); VRD Unlimited Tax Series
  2002 B GO
  1.70%, 01/01/37(c)(f)                          A-1+    VMIG-1      8,400        8,400,000
-------------------------------------------------------------------------------------------
Crestwood (City of) (Trinity Christian
  College);
  VRD Series 2003 RB (LOC-Fifth Third Bank)
  1.51%, 09/01/28(b)(c)                          A-1+        --      3,775        3,775,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago Water
  & Sewer); VRD Series 2001-1308 COP
  (Acquired 12/12/01; Cost $8,655,000)
  1.75%, 11/01/26(c)(d)(e)                       A-1+        --      8,655        8,655,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago); VRD
  Series 2001-1305 COP (Acquired 04/02/01;
  Cost $4,950,000)
  1.84%, 01/01/35(c)(d)(e)                       A-1+        --      4,950        4,950,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (County of Cook
  Regional Transportation Authority); VRD
  Series 2000-1303 COP
  (Acquired 03/26/01; Cost $19,000,000)
  1.75%, 07/01/23(c)(d)(e)                       A-1+        --     19,000       19,000,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Illinois);
  VRD Unlimited Tax Series 2003-0023 Class A
  COP
  (Acquired 06/12/03; Cost $3,775,000)
  1.75%, 06/01/15(c)(d)(e)                       A-1+        --      3,775        3,775,000
-------------------------------------------------------------------------------------------
  VRD Series 2000-1304 COP (Acquired
  06/27/00; Cost $7,340,000)
  1.75%, 06/01/21(c)(d)(e)                       A-1+        --      7,340        7,340,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Chicago Park
  District);
  VRD Unlimited Tax Series 2002-1306 Class A
  COP
  (Acquired 05/02/02; Cost $5,500,000)
  1.75%, 01/01/29(c)(d)(e)                       A-1+        --      5,500        5,500,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago
  Public Building Commission); VRD Series
  2003-0015 Class A COP (Acquired 05/14/03;
  Cost $2,800,000)
  1.75%, 12/01/14(c)(d)(e)                       A-1+        --      2,800        2,800,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (Central Lake County
  Joint Action Water Agency); VRD Series 2003
  B18 RB
  (Acquired 02/19/03; Cost $3,155,000)
  1.74%, 05/01/20(c)(d)(e)                         --    VMIG-1      3,155        3,155,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (City of Chicago Board of
  Education);
  VRD Unlimited Tax Series 2000 A4 GO
  (Acquired 11/12/03; Cost $4,845,000)
  1.30%, 11/10/04(d)(e)(g)(k)(n)                   --    VMIG-1      4,845        4,845,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

First Union MERLOTs (City of Chicago); VRD
  Limited Tax Series 2000 A12 GO (Acquired
  10/13/00; Cost $10,000,000)
  1.74%, 01/01/23(c)(d)(e)                         --    VMIG-1    $10,000   $   10,000,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (City of Chicago
  Emergency Telephone System); VRD Limited
  Tax Series 2002 A44 GO
  (Acquired 08/02/02; Cost $7,855,000)
  1.74%, 01/01/20(c)(d)(e)                         --    VMIG-1      7,855        7,855,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (Cook County Regional
  Transportation Authority);
  VRD Unlimited Tax Series 2001 A93 GO
  (Acquired 10/10/01; Cost $3,670,000)
  1.74%, 07/01/27(c)(d)(e)                         --    VMIG-1      3,670        3,670,000
-------------------------------------------------------------------------------------------
  VRD Unlimited Tax Series 2002 A41 GO
  (Acquired 07/25/02; Cost $17,825,000)
  1.74%, 06/01/17(c)(d)(e)                         --    VMIG-1     17,825       17,825,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (Cook County); VRD
  Unlimited Tax Series 2003 B11 GO (Acquired
  01/29/03; Cost $7,000,000)
  1.74%, 11/15/25(c)(d)(e)                         --    VMIG-1      7,000        7,000,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (State of Illinois); VRD
  Unlimited Tax Series 2001 A124 GO (Acquired
  11/26/01; Cost $7,915,000)
  1.74%, 11/01/26(c)(d)(e)                        A-1        --      7,915        7,915,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (University of Illinois);
  VRD Series 2000 S GO (Acquired 03/20/00;
  Cost $7,400,000)
  1.74%, 04/01/30(c)(d)(e)                         --    VMIG-1      7,400        7,400,000
-------------------------------------------------------------------------------------------
Glendale Heights (City of) (Glendale Lakes
  Project);
  Refunding Multi-Family Housing VRD Series
  2000 RB
  (CEP-Federal Home Loan Mortgage Corp.)
  1.69%, 03/01/30(c)                             A-1+        --     14,845       14,845,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (American College of Surgeons); VRD Series
  1996 RB
  (LOC-Northern Trust Co.)
  1.60%, 08/01/26(b)(c)                          A-1+        --      7,298        7,298,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (BAPS Inc. Project); VRD Series
  2002 RB (LOC-Comerica Bank)
  1.70%, 06/01/17(b)(c)                           A-1        --      9,000        9,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (British Home for Retired Men & Women);
  VRD Series 2001 RB (LOC-ABN AMRO Bank N.V.)
  1.71%, 11/01/27(b)(c)                           A-1        --      9,120        9,120,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (Chicago Shakespeare Theater Project); VRD
  Series 1999 RB
  (LOC-ABN AMRO Bank N.V.) (Acquired
  09/24/03; Cost $4,100,000)
  1.71%, 01/01/19(b)(c)(d)                        A-1        --      4,100        4,100,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority (Embers Elementary School
  Project); Educational Facilities VRD Series
  2002 RB (LOC-ABN AMRO Bank N.V.)
  (Acquired 11/04/03; Cost $2,250,000)
  1.72%, 04/01/32(b)(c)(d)                        A-1        --    $ 2,250   $    2,250,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (Evanston Northwestern); VRD Series 2001 C
  RB
  1.70%, 05/01/31(c)                             A-1+    VMIG-1     10,000       10,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (Glenwood School for Boys); VRD Series 1998
  RB
  (LOC-Bank of Montreal)
  1.70%, 02/01/33(b)(c)                          A-1+        --      2,100        2,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (Institute of Gas Technology Project); VRD
  Series 1999 IDR
  (LOC-Bank of Montreal)
  1.80%, 09/01/24(b)(c)                          A-1+        --      2,000        2,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (Lyric Opera of Chicago Project); VRD
  Series 1994 RB
  (LOC-Northern Trust Co., Bank of Montreal,
  JPMorgan Chase Bank)
  1.70%, 12/01/28(b)(c)                          A-1+    VMIG-1     30,000       30,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (Mount Carmel High School Project); VRD
  Series 2003 RB
  (LOC-JPMorgan Chase Bank)
  1.70%, 07/01/33(b)(c)                            --    VMIG-1      5,600        5,600,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (Museum of Contemporary Art Project); VRD
  Series 1994 RB
  (LOC-JPMorgan Chase Bank, Northern Trust
  Co.)
  1.70%, 02/01/29(b)(c)                           A-1    VMIG-1     14,950       14,950,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (North Shore Country Day School); VRD
  Series 2003 RB
  (LOC-Northern Trust Co.)
  1.70%, 07/01/33(b)(c)                            --    VMIG-1      2,825        2,825,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (Oak Park Residence Corp. Project); VRD
  Series 2001 RB
  (LOC-ABN AMRO Bank N.V.) (Acquired
  01/29/03; Cost $2,975,000)
  1.71%, 07/01/41(b)(c)(d)                        A-1        --      2,975        2,975,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority
  (Sacred Heart Schools Project); VRD Series
  2003 RB
  (LOC-Fifth Third Bank)
  1.70%, 07/01/33(b)(c)                            --    VMIG-1      4,600        4,600,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (West Central Illinois
  Educational Project); VRD Series 2002 RB
  (LOC-JPMorgan Chase Bank)
  1.70%, 09/01/32(b)(c)                            --    VMIG-1      4,800        4,800,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority
  (World Communications Inc.); VRD Series
  2000 RB
  (LOC-ABN AMRO Bank N.V.)
  1.70%, 08/01/15(b)(c)                            --    VMIG-1    $ 1,000   $    1,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Aurora University); VRD Series
  2002 RB (LOC-Fifth Third Bank)
  1.75%, 03/01/32(b)(c)                            --    VMIG-1      3,300        3,300,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority
  (Chicago Children's Museum); VRD Series
  1994 RB
  (LOC-JPMorgan Chase Bank)
  1.70%, 02/01/28(b)(c)                           A-1    VMIG-1      2,900        2,900,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (DePaul University); VRD Series
  1992 CP-1 RB (LOC-Northern Trust Co.)
  1.70%, 04/01/26(b)(c)                          A-1+    VMIG-1      1,800        1,800,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority
  (National Louis University); VRD Series
  1999 B RB
  (LOC-JPMorgan Chase Bank)
  1.70%, 06/01/29(b)(c)                          A-1+        --      2,300        2,300,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority
  (University Pooled Financing Program); VRD
  Series 1985 RB
  1.70%, 12/01/05(c)(f)                           A-1    VMIG-1      1,050        1,050,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Alexian Brothers Health);
  VRD Series 2004 RB (LOC-JPMorgan Chase
  Bank)
  1.67%, 04/01/35(b)(c)                          A-1+    VMIG-1      1,000        1,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Jewish
  Charities);
  VRD Series 2004 A RN (LOC-Bank of Montreal)
  1.70%, 06/30/05(b)(c)                          A-1+        --      7,630        7,630,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Kohl
  Children's Museum);
  VRD Series 2004 RB (LOC-Fifth Third Bank)
  1.70%, 07/01/34(b)(c)                            --    VMIG-1      2,680        2,680,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Northwestern University);
  VRD Sub-Series 2004 A RB
  1.69%, 12/01/34(c)                             A-1+    VMIG-1      8,000        8,000,000
-------------------------------------------------------------------------------------------
  VRD Sub-Series 2004 B RB
  1.70%, 12/01/34(c)                             A-1+    VMIG-1      6,000        6,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority
  (Bensenville Home Society); VRD Series 1989
  A RB
  (LOC-JPMorgan Chase Bank)
  1.71%, 02/15/19(b)(c)                           A-1        --      1,150        1,150,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Blessing Hospital);
  VRD Series 1999 B RB
  1.74%, 11/15/29(c)(f)                           A-1    VMIG-1      4,710        4,710,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Cradle Society Project); VRD
  Series 1998 RB (LOC-JPMorgan Chase Bank)
  1.70%, 04/01/33(b)(c)                          A-1+        --      1,600        1,600,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Health Facilities
  Authority (Edward Hospital Obligated
  Group); VRD Series 2001 C RB
  1.71%, 02/01/34(c)(f)                           A-1    VMIG-1    $ 2,050   $    2,050,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Franciscan Eldercare Project);
  Refunding VRD Series 1996 E RB
  (LOC-ABN AMRO Bank N.V.)
  1.67%, 05/15/27(b)(c)                           A-1        --      5,660        5,660,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority
  (Northwestern Memorial Hospital); VRD
  Series 1995 RB
  1.70%, 08/15/25(c)                             A-1+    VMIG-1      1,000        1,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority
  (Peace Memorial Ministries); VRD Series
  2003 B RB
  (LOC-ABN AMRO Bank N.V.)
  1.69%, 08/15/33(b)(c)                           A-1        --      9,845        9,845,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Resurrection Health); VRD Series
  1999 B RB
  1.71%, 05/15/29(c)(f)                           A-1    VMIG-1      2,210        2,210,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority
  (St. Luke's Medical Center); VRD Series
  1998 B RB
  1.71%, 11/15/23(c)(f)                          A-1+    VMIG-1      1,000        1,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority;
  Revolving Fund Pooled VRD Series 1985 C RB
  (LOC-JPMorgan Chase Bank)
  1.70%, 08/01/15(b)(c)                          A-1+    VMIG-1      8,100        8,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Toll Highway Authority;
  Refunding Toll Highway VRD Series 1998 B RB
  1.75%, 01/01/16(c)(f)                           AAA    VMIG-1     15,900       15,900,000
-------------------------------------------------------------------------------------------
  1.75%, 01/01/17(c)(f)                           AAA    VMIG-1      4,600        4,600,000
-------------------------------------------------------------------------------------------
Lombard (City of) (Clover Creek Apartments
  Project);
  VRD Multi-Family Housing Series 2000 RB
  (CEP-Federal National Mortgage Association)
  1.72%, 12/15/30(c)                             A-1+        --     14,855       14,855,000
-------------------------------------------------------------------------------------------
McCook (City of) (Illinois Saint Andrew
  Society);
  VRD Series 1996 A RB (LOC-Northern Trust
  Co.)
  1.72%, 12/01/21(b)(c)                          A-1+        --      5,000        5,000,000
-------------------------------------------------------------------------------------------
Oak Forest (City of) (Homewood Pool-South
  Suburban Mayors & Managers Association
  Program); VRD Series 1989 RB
  (LOC-Fifth Third Bank)
  1.51%, 07/01/24(b)(c)                            --    VMIG-1      4,500        4,500,000
-------------------------------------------------------------------------------------------
Orland Hills (City of); Multi-Family Housing
  VRD Series 1995 A RB
  (LOC-ABN AMRO Bank N.V.)
  1.70%, 12/01/04(b)(c)                           A-1        --      1,470        1,470,000
===========================================================================================
                                                                                415,763,000
===========================================================================================

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------

INDIANA-3.08%

ABN AMRO Munitops Ctfs. Trust (Township of
  Wayne, County of Marion School Building
  Corp.); Multi-State Non-AMT VRD Series
  2003-27 RB (Acquired 11/12/03; Cost
  $13,795,000)
  1.76%, 07/15/11(c)(d)(e)                         --    VMIG-1    $13,795   $   13,795,000
-------------------------------------------------------------------------------------------
Brownsburg (City of) Independent School
  Building Corp. No. 2;
  First Mortgage Series 1995 RB
  5.95%, 02/01/05(g)(l)                           AAA       Aaa      1,700        1,761,041
-------------------------------------------------------------------------------------------
First Union MERLOTs (County of Porter Jail
  Building Corp.);
  VRD Series 2001 A58 RB (Acquired 11/12/03;
  Cost $9,415,000)
  1.30%, 11/10/04(d)(e)(g)(k)(n)                   --    VMIG-1      9,415        9,415,000
-------------------------------------------------------------------------------------------
Indiana (State of) Bond Bank (Advanced
  Program Notes); Series 2004 A RN
  2.00%, 01/25/05                               SP-1+     MIG-1     18,500       18,551,692
-------------------------------------------------------------------------------------------
Indiana (State of) Bond Bank (Pike Township
  Metropolitan School District); Series 1995
  A RB
  5.80%, 02/01/05(g)(l)                           AAA       Aaa      2,750        2,821,138
-------------------------------------------------------------------------------------------
Indiana (State of) Development Finance
  Authority (Indiana Museum of Art);
  Educational Facilities VRD Series 2004 RB
  (LOC-JPMorgan Chase Bank)
  1.70%, 02/01/39(b)(c)                            --    VMIG-1      3,000        3,000,000
-------------------------------------------------------------------------------------------
Indiana (State of) Educational Facilities
  Authority
  (Wabash College Project); Educational
  Facilities VRD Series 2003 RB (LOC-JPMorgan
  Chase Bank)
  1.70%, 12/01/23(b)(c)                            --    VMIG-1      5,000        5,000,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority
  (Community Hospitals Project); VRD Series
  2000 A RB
  (LOC-Bank of America N.A.)
  1.70%, 07/01/28(b)(c)                          A-1+        --      9,815        9,815,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Community Mental
  Health & Rehabilitation); VRD Series 1990
  RB
  (LOC-ABN AMRO Bank N.V.)
  1.72%, 11/01/20(b)(c)                           A-1        --      2,040        2,040,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority
  (Deaconess Hospital); VRD Series 2004 B RB
  (LOC-Fifth Third Bank)
  1.51%, 01/01/29(b)(c)                          A-1+        --      2,000        2,000,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority
  (Fayette Memorial Hospital Association);
  VRD Series 2002 A RB
  (LOC-U.S. Bank N.A.)
  1.77%, 10/01/32(b)(m)                          A-1+        --      3,100        3,100,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority
  (Golden Years Homestead); VRD Series 2002 A
  RB
  (LOC-Wells Fargo Bank N.A.)
  1.71%, 06/01/25(b)(c)                          A-1+        --      6,500        6,500,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

Indiana (State of) Health Facilities
  Financing Authority
  (Margaret Mary Community Hospital); VRD
  Series 2004 A RB
  (LOC-Fifth Third Bank)
  1.77%, 12/01/29(b)(m)                          A-1+        --    $ 5,000   $    5,000,000
-------------------------------------------------------------------------------------------
Kokomo (City of) Hospital Authority (St.
  Joseph's Hospital Center); Refunding
  Hospital Series 1993 RB
  6.35%, 08/15/05(g)(l)                           AAA       Aaa      3,000        3,118,888
-------------------------------------------------------------------------------------------
Monroe (County of) Hospital Authority;
  Refunding VRD Hospital Series 1999 RB
  1.69%, 05/01/11(c)(f)                            --    VMIG-1      3,900        3,900,000
===========================================================================================
                                                                                 89,817,759
===========================================================================================

IOWA-1.78%

Iowa (State of) Finance Authority Retirement
  Community
  (Deerfield Retirement Community); VRD
  Series 2003 A RB
  (LOC-ABN AMRO Bank N.V.)
  1.69%, 12/01/33(b)(c)                           A-1        --     15,000       15,000,000
-------------------------------------------------------------------------------------------
Iowa (State of) Higher Education Loan
  Authority
  (Graceland Private College); VRD Series
  2003 RB
  (LOC-Bank of America N.A.)
  1.75%, 02/01/33(b)(c)                            --    VMIG-1      2,000        2,000,000
-------------------------------------------------------------------------------------------
Iowa (State of) School Corps.; School Cash
  Anticipation Program Series 2004 A Wts.
  Ctfs.
  3.00%, 06/30/05(f)                               --     MIG-1     10,000       10,103,360
-------------------------------------------------------------------------------------------
  Series 2004 B Wts. Ctfs.
  2.00%, 01/28/05(f)                               --     MIG-1     18,000       18,045,776
-------------------------------------------------------------------------------------------
Iowa City (City of) (ACT, Inc.); VRD Series
  2001 RB
  1.87%, 04/01/32(m)                             A-1+        --      6,815        6,815,000
===========================================================================================
                                                                                 51,964,136
===========================================================================================

KANSAS-1.14%

Eagle Tax Exempt Trust (County of Wyandotte
  Unified Government Utility System); VRD
  Series 2004-0038 Class A COP (Acquired
  09/08/04; Cost $5,000,000)
  1.75%, 09/01/21(c)(d)(e)                       A-1+        --      5,000        5,000,000
-------------------------------------------------------------------------------------------
Leawood (City of); Unlimited Tax Temporary
  Notes Series 2004-2 GO
  3.00%, 10/01/05                                  --     MIG-1     14,000       14,182,401
-------------------------------------------------------------------------------------------
Lenexa (City of) Health Care Facilities
  (Lakeview Village Inc.);
  VRD Series 2002 B RB (LOC-ABN AMRO Bank
  N.V.)
  1.72%, 05/15/32(b)(c)                           A-1        --      7,500        7,500,000
-------------------------------------------------------------------------------------------
Olathe (City of) Recreational Facilities
  (YMCA of Greater Kansas City Project); VRD
  Series 2002 B RB (LOC-Bank of America N.A.)
  1.75%, 11/01/18(b)(c)                            --    VMIG-1      3,100        3,100,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
KANSAS-(CONTINUED)

Wichita (City of) Recreational Facilities
  (YMCA of Wichita Project); VRD Series 1998
  XI RB (LOC-Bank of America N.A.)
  (Acquired 02/15/01; Cost $3,500,000)
  1.75%, 08/01/09(b)(c)(d)                       A-1+        --    $ 3,500   $    3,500,000
===========================================================================================
                                                                                 33,282,401
===========================================================================================

KENTUCKY-1.47%

Kentucky (State of) Asset/Liability
  Commission;
  General Funding Series 2004 A TRAN
  3.00%, 06/29/05                               SP-1+     MIG-1     15,000       15,159,010
-------------------------------------------------------------------------------------------
Kentucky (State of) Area Developing Districts
  Financing Trust
  (Weekly Acquisition-Ewing); Lease Program
  VRD Series 2000 RB (LOC-Wachovia Bank N.A.)
  1.79%, 06/01/33(b)(c)                           A-1        --      5,910        5,910,000
-------------------------------------------------------------------------------------------
Newport (City of) Kentucky League of Cities
  Funding Trust; Lease Program VRD Series
  2002 RB (LOC-U.S. Bank N.A.)
  1.53%, 04/01/32(b)(c)                            --    VMIG-1     20,000       20,000,000
-------------------------------------------------------------------------------------------
Williamsburg (City of) Educational Building
  (Cumberland Project); Refunding &
  Improvement VRD Series 2002 RB
  (LOC-Fifth Third Bank)
  1.51%, 09/01/32(b)(c)                          A-1+        --      1,790        1,790,000
===========================================================================================
                                                                                 42,859,010
===========================================================================================

LOUISIANA-0.95%

Eagle Tax Exempt Trust (City of New Orleans);
  VRD Series 2000-1801 COP (Acquired
  10/10/00; Cost $6,000,000)
  1.75%, 12/01/21(c)(d)(e)                       A-1+        --      6,000        6,000,000
-------------------------------------------------------------------------------------------
Louisiana (State of) Offshore Terminal
  Authority (Loop LLC Project); Refunding
  Deepwater Port Series 1999 RB
  (LOC-JPMorgan Chase Bank)
  1.69%, 10/01/19(b)(c)                          A-1+    VMIG-1     16,400       16,400,000
-------------------------------------------------------------------------------------------
Louisiana (State of) Public Facilities
  Authority (Glen Retirement System Project);
  VRD Series 2001 RB (LOC-AmSouth Bank)
  (Acquired 08/15/01; Cost $3,380,000)
  1.84%, 08/01/16(b)(c)(d)                         --    VMIG-1      3,380        3,380,000
-------------------------------------------------------------------------------------------
Louisiana (State of); Unlimited Tax Series
  1998 B GO
  5.50%, 04/15/05(f)                              AAA       Aaa      1,775        1,815,232
===========================================================================================
                                                                                 27,595,232
===========================================================================================

MAINE-0.29%

Maine (State of) Housing Authority; Mortgage
  Purchase VRD Series 2003 E-1 RB
  1.73%, 11/15/30(c)(f)                          A-1+    VMIG-1      8,585        8,585,000
===========================================================================================

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------

MARYLAND-0.96%

Anne Arundel (County of); Unlimited Tax
  Series 2002 GO
  4.25%, 03/01/05                                 AA+       Aa1    $ 1,740   $    1,762,823
-------------------------------------------------------------------------------------------
Frederick (County of) Retirement Community
  (Buckingham's Choice Inc. Project); VRD
  Series 1997 C RB
  (LOC-Branch Banking & Trust)
  1.75%, 01/01/27(b)(c)                           A-1        --      6,000        6,000,000
-------------------------------------------------------------------------------------------
Hyattsville (City of) (Safeway Inc.
  Projects); Refunding VRD Series 1991 IDR
  (LOC-Deutsche Bank A.G.)
  1.45%, 12/01/04(b)(g)(h)                        A-1        --        740          740,000
-------------------------------------------------------------------------------------------
Maryland (State of) Economic Development
  Corp.
  (YMCA of Central Maryland Inc. Project);
  VRD Series 2003 RB
  (LOC-Branch Banking & Trust)
  1.72%, 04/01/28(b)(c)                            --    VMIG-1      3,800        3,800,000
-------------------------------------------------------------------------------------------
Maryland (State of) Health & Higher
  Educational Facilities Authority (Pooled
  Loan Program); VRD Series 1994 D RB
  (LOC-Bank of America N.A.) (Acquired
  07/01/04; Cost $11,900,000)
  1.70%, 01/01/29(b)(c)(d)                       A-1+        --     11,900       11,900,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (State of Maryland Health & Higher
  Educational Facilities Authority);
  VRD Floating Rate Trust Ctfs. Series
  2003-829 RB
  (Acquired 06/19/03; Cost $3,800,000)
  1.73%, 08/15/38(c)(d)(e)                         --    VMIG-1      3,800        3,800,000
===========================================================================================
                                                                                 28,002,823
===========================================================================================

MASSACHUSETTS-0.99%

Billerica (City of); Limited Tax Series 2004
  BAN GO
  2.00%, 01/07/05                               SP-1+     MIG-1     18,000       18,042,016
-------------------------------------------------------------------------------------------
Massachusetts (State of) Development Finance
  Agency
  (Briarwood Retirement); Series 2004 A RB
  (LOC-Sovereign Bank, Comerica Bank)
  1.68%, 01/01/35(b)(c)                          A-1+        --      5,000        5,000,000
-------------------------------------------------------------------------------------------
Massachusetts (State of) Housing Finance
  Agency;
  Housing VRD Series 2003 F RB
  1.70%, 12/01/37(c)(f)                          A-1+    VMIG-1      4,200        4,200,000
-------------------------------------------------------------------------------------------
Massachusetts (State of) Water Resources
  Authority;
  Series 1993 C RB
  5.25%, 12/01/04(g)(l)                           NRR       Aaa      1,460        1,499,158
===========================================================================================
                                                                                 28,741,174
===========================================================================================

MICHIGAN-3.41%

Dearborn (City of) Economic Development Corp.
  (Henry Ford Village Inc. Project); VRD
  Limited Tax Series 1998 IDR (LOC-Comerica
  Bank)
  1.74%, 10/01/23(b)(c)(o)                         --        --      8,600        8,600,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Eagle Tax Exempt Trust (City of Detroit
  School District);
  VRD Unlimited Tax Series 2002-6014 Class A
  GO
  (Acquired 11/06/02; Cost $7,105,000)
  1.75%, 05/01/32(c)(d)(e)                       A-1+        --    $ 7,105   $    7,105,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (City of Detroit Sewage
  Disposal System);
  VRD Series 2001 A112 RB
  (Acquired 10/31/01; Cost $4,910,000)
  1.74%, 07/01/32(c)(d)(e)                         --    VMIG-1      4,910        4,910,000
-------------------------------------------------------------------------------------------
  VRD Series 2003 B41 RB
  (Acquired 07/09/03; Cost $6,770,000)
  1.74%, 07/01/26(c)(d)(e)                         --    VMIG-1      6,770        6,770,000
-------------------------------------------------------------------------------------------
First Union MERLOTS (City of Detroit Water
  Supply System);
  VRD Series 1999 D RB (Acquired 01/21/00;
  Cost $10,000,000)
  1.74%, 07/01/29(c)(d)(e)                         --    VMIG-1     10,000       10,000,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (State of Michigan
  Hospital Finance Authority); VRD Series
  1997 X RB
  (Acquired 12/12/03; Cost $15,000,000)
  1.74%, 08/15/24(c)(d)(e)                         --    VMIG-1     15,000       15,000,000
-------------------------------------------------------------------------------------------
Kalamazoo (County of) Economic Development
  Corp. (Heritage Community Project);
  Refunding VRD Limited Tax Series 2004 RB
  (LOC-Fifth Third Bank)
  1.69%, 05/15/17(b)(c)                          A-1+        --      5,405        5,405,000
-------------------------------------------------------------------------------------------
Michigan (State of) Higher Educational
  Facilities Authority
  (Hope College); Refunding VRD Limited Tax
  Series 2004 RB
  (LOC-JPMorgan Chase Bank)
  1.73%, 04/01/34(b)(c)                           A-1        --      2,000        2,000,000
-------------------------------------------------------------------------------------------
Michigan (State of) Hospital Finance
  Authority
  (Holland Community Hospital); VRD Series
  2004 B RB
  (LOC-JPMorgan Chase Bank)
  1.73%, 01/01/34(b)(c)                            --    VMIG-1      2,000        2,000,000
-------------------------------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority;
  Series 2004 B-2 RN (LOC-JPMorgan Chase
  Bank)
  3.00%, 08/23/05(b)                            SP-1+        --     15,000       15,188,557
-------------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Van Andel
  Research Institute Project); VRD Limited
  Tax Series 1997 RB
  (LOC-ABN AMRO Bank N.V.)
  1.70%, 11/01/27(b)(c)                           A-1        --     12,800       12,800,000
-------------------------------------------------------------------------------------------
Oakland (County of) Economic Development
  Corp. (Rochester College Project); VRD
  Limited Obligation Series 2001 RB
  (LOC-JPMorgan Chase Bank)
  1.80%, 08/01/21(b)(c)                            --    VMIG-1      1,848        1,848,000
-------------------------------------------------------------------------------------------
Southfield (City of) (Lawrence Tech
  University Project);
  Economic Development VRD Series 2001 RB
  (LOC-JPMorgan Chase Bank)
  1.70%, 10/01/31(b)(c)                          A-1+        --      6,000        6,000,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Troy (City of) School District; Refunding
  School Building & Site Unlimited Tax Series
  2004 GO
  3.00%, 05/01/05                                 AA+       Aa1    $ 1,805   $    1,821,650
===========================================================================================
                                                                                 99,448,207
===========================================================================================

MINNESOTA-4.83%

Golden Valley (City of) (Unicare Homes Inc.
  Project);
  VRD Series 1984 IDR (LOC-ABN AMRO Bank
  N.V.)
  1.67%, 09/01/14(b)(c)                          A-1+        --      4,400        4,400,000
-------------------------------------------------------------------------------------------
J.P. Morgan PUTTERs (State of Minnesota
  Public Facilities Authority); VRD Drinking
  Water Series 2002-319 COP
  (Acquired 07/31/03; Cost $14,030,000)
  1.71%, 03/01/21(c)(d)(e)                        A-1        --     14,030       14,030,000
-------------------------------------------------------------------------------------------
Maple Grove (City of) (Heritage Christian
  Academy);
  Economic Development VRD Series 2004 RB
  (LOC-U.S. Bank N.A.)
  1.69%, 07/01/29(b)(c)                          A-1+        --      3,500        3,500,000
-------------------------------------------------------------------------------------------
Minneapolis (City of) (Minnehaha Academy
  Project);
  VRD Series 2001 RB (LOC-U.S. Bank N.A.)
  1.87%, 05/01/26(b)(m)(o)                         --        --      2,500        2,500,000
-------------------------------------------------------------------------------------------
Minneapolis-St. Paul (Cities of) Metropolitan
  Council of Minnesota; Unlimited Tax Series
  2002 D GO
  5.00%, 02/01/05                                 AAA       Aaa      1,190        1,205,464
-------------------------------------------------------------------------------------------
Minnesota (State of); Refunding Unlimited Tax
  Series 2003 GO
  2.00%, 08/01/05                                 AAA       Aa1      2,240        2,250,153
-------------------------------------------------------------------------------------------
Rochester (City of) Health Care Facilities
  (Mayo Foundation); Commercial Paper Notes,
  Series 2000 A
  1.15%, 10/12/04                                A-1+        --      7,000        7,000,000
-------------------------------------------------------------------------------------------
  Series 2000 B
  1.15%, 11/09/04                                A-1+        --     20,500       20,500,000
-------------------------------------------------------------------------------------------
  Series 2000 C
  1.40%, 10/14/04                                A-1+        --     33,500       33,500,000
-------------------------------------------------------------------------------------------
  Series 2001 A
  1.13%, 10/12/04                                  --    VMIG-1     15,000       15,000,000
-------------------------------------------------------------------------------------------
  Series 2001 B
  1.13%, 10/12/04                                  --    VMIG-1     10,600       10,600,000
-------------------------------------------------------------------------------------------
  Series 2001 C
  1.40%, 10/14/04                                  --    VMIG-1      2,000        2,000,000
-------------------------------------------------------------------------------------------
  Adjustable Tender Series 1998 F
  1.15%, 10/12/04                                A-1+        --      8,000        8,000,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
MINNESOTA-(CONTINUED)

St. Paul (City of) Housing & Redevelopment
  Authority
  (Science Museum of Minnesota); VRD Series
  1997 A RB
  (LOC-U.S. Bank N.A.)
  1.72%, 05/01/27(b)(c)                            --    VMIG-1    $16,260   $   16,260,000
===========================================================================================
                                                                                140,745,617
===========================================================================================

MISSISSIPPI-2.50%

ABN AMRO Munitops Ctfs. Trust (State of
  Mississippi Development Board-Jackson Water
  & Sewer); Multi-State Non-AMT
  VRD Series 2002-22 Ctfs. (Acquired
  09/10/03; Cost $9,995,000)
  1.76%, 09/01/10(c)(d)(e)                         --    VMIG-1      9,995        9,995,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of
  Mississippi);
  VRD Unlimited Tax Series 2002-6018 Class A
  COP
  (Acquired 11/20/02; Cost $3,200,000)
  1.75%, 11/01/22(c)(d)(e)                       A-1+        --      3,200        3,200,000
-------------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Jackson Medical Mall); VRD Series 2000 A
  RB (LOC-JPMorgan Chase Bank)
  1.70%, 11/01/18(b)(c)                           A-1        --      5,300        5,300,000
-------------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Mississippi College Project); VRD Series
  2003 RB
  (LOC-AmSouth Bank) (Acquired 07/17/03; Cost
  $9,600,000)
  1.84%, 07/01/23(b)(c)(d)                         --    VMIG-1      9,600        9,600,000
-------------------------------------------------------------------------------------------
Perry (County of) (Leaf River Forest Products
  Project); Refunding VRD Series 2002 PCR
  (LOC-Citibank N.A.)
  1.72%, 02/01/22(b)(c)                          A-1+        --     36,500       36,500,000
-------------------------------------------------------------------------------------------
University of Mississippi Educational
  Building Corp.
  (Campus Improvements Project); VRD Series
  2000 RB
  1.74%, 10/01/20(c)(f)                            --    VMIG-1      8,235        8,235,000
===========================================================================================
                                                                                 72,830,000
===========================================================================================

MISSOURI-0.96%

Missouri (State of) Development Finance Board
  (Center of Creative Arts Project); Cultural
  Facilities VRD Series 2004 RB
  (LOC-National City Bank)
  1.74%, 07/01/24(b)(c)                            --    VMIG-1      2,000        2,000,000
-------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Lutheran Church);
  Educational Facilities VRD Series 2004 A RB
  (LOC-Bank of America N.A.)
  1.74%, 07/01/29(b)(m)                            --    VMIG-1      5,740        5,740,000
-------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Southwest Baptist
  University Project); Educational Facilities
  VRD Series 2003 RB (LOC-Bank of America
  N.A.)
  1.77%, 10/01/33(b)(m)                          A-1+        --      5,950        5,950,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
MISSOURI-(CONTINUED)

Missouri (State of) Health & Educational
  Facilities Authority (Washington University
  Project); Educational Facilities VRD Series
  1985 B RB
  1.73%, 09/01/10(c)                             A-1+    VMIG-1    $ 1,000   $    1,000,000
-------------------------------------------------------------------------------------------
  VRD Series 1996 C RB
  1.70%, 09/01/30(m)                             A-1+    VMIG-1      1,300        1,300,000
-------------------------------------------------------------------------------------------
  VRD Series 1996 D RB
  1.70%, 09/01/30(m)                             A-1+    VMIG-1      1,500        1,500,000
-------------------------------------------------------------------------------------------
  VRD Series 2000 C RB
  1.70%, 03/01/40(m)                             A-1+    VMIG-1      4,300        4,300,000
-------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority
  (Cox Health System); Refunding VRD Series
  1997 RB
  1.70%, 06/01/15(f)(m)                          A-1+    VMIG-1      3,300        3,300,000
-------------------------------------------------------------------------------------------
St. Louis (County of) Industrial Development
  Authority
  (Friendship Village of South County); VRD
  Series 2002 B IDR
  (LOC-ABN AMRO Bank N.V.)
  1.67%, 09/01/22(b)(c)                           A-1        --      2,915        2,915,000
===========================================================================================
                                                                                 28,005,000
===========================================================================================

MONTANA-0.39%

Montana (State of) Facility Finance Authority
  (Mission Ridge Project); VRD Series 2002 RB
  (LOC-ABN AMRO Bank N.V.)
  1.72%, 08/01/27(b)(c)(i)                         --        --     11,365       11,365,000
===========================================================================================

NEBRASKA-1.51%

Nebhelp Inc.; Multi-Mode VRD
  Series 1985 A RB
  1.73%, 12/01/15(c)(f)                          A-1+    VMIG-1      5,995        5,995,000
-------------------------------------------------------------------------------------------
  Series 1985 B RB
  1.73%, 12/01/15(c)(f)                          A-1+    VMIG-1      3,590        3,590,000
-------------------------------------------------------------------------------------------
  Series 1985 D RB
  1.73%, 12/01/15(c)(f)                          A-1+    VMIG-1      5,865        5,865,000
-------------------------------------------------------------------------------------------
  Series 1985 E RB
  1.73%, 12/01/15(c)(f)                          A-1+    VMIG-1     28,635       28,635,000
===========================================================================================
                                                                                 44,085,000
===========================================================================================

NEVADA-0.88%

ABN AMRO Munitops Ctfs. Trust (County of
  Washoe); Refunding VRD Limited Tax Series
  2001-24 Single Asset Trust Ctfs. (Acquired
  06/21/01; Cost $5,500,000)
  1.75%, 07/01/09(c)(d)(e)                         --    VMIG-1      5,500        5,500,000
-------------------------------------------------------------------------------------------
Carson (City of) (Carson-Tahoe Hospital
  Project);
  Hospital VRD Series 2003 B RB (LOC-U.S.
  Bank N.A.)
  1.69%, 09/01/33(b)(c)                          A-1+        --     18,000       18,000,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
NEVADA-(CONTINUED)

Clark (County of); Refunding Limited Tax
  Series 1998 B GO
  5.25%, 11/01/04                                  AA       Aa2    $ 2,245   $    2,252,753
===========================================================================================
                                                                                 25,752,753
===========================================================================================

NEW HAMPSHIRE-0.45%

Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (New Hampshire Higher Educational & Health
  Facilities Authority);
  Refunding VRD
  Series 2003-772 RB
  (Acquired 01/22/03; Cost $5,475,000)
  1.75%, 01/01/17(c)(d)(e)                        A-1        --      5,475        5,475,000
-------------------------------------------------------------------------------------------
  Series 2003-866 RB
  (Acquired 10/23/03; Cost $7,485,000)
  1.75%, 08/15/21(c)(d)(e)                        A-1        --      7,485        7,485,000
===========================================================================================
                                                                                 12,960,000
===========================================================================================

NEW MEXICO-0.05%

Albuquerque (City of) Educational Facilities
  (Albuquerque Academy Project); VRD Series
  2002 RB
  1.73%, 10/15/16(c)                               AA    VMIG-1      1,500        1,500,000
===========================================================================================

NEW YORK-0.34%

ABN AMRO Munitops Ctfs. Trust (Triborough
  Bridge & Tunnel Authority); Non-AMT VRD
  Series 2002-31 Ctfs.
  (Acquired 03/24/04; Cost $10,000,000)
  1.70%, 11/15/10(c)(d)(e)                         --    VMIG-1     10,000       10,000,000
===========================================================================================

NORTH CAROLINA-1.88%

Mecklenburg (County of); Public Improvement
  Unlimited Tax Series 1998 B GO
  4.40%, 02/01/05                                 AAA       Aaa     13,000       13,130,922
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency
  (Barton College); Educational Facilities
  VRD Series 2004 RB
  (LOC-Branch Banking & Trust)
  1.72%, 07/01/19(b)(c)                            --    VMIG-1      5,750        5,750,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency
  (Elon College); VRD Series 2001 A RB
  (LOC-Bank of America N.A.)
  1.68%, 01/01/14(b)(c)(i)                         --        --      4,500        4,500,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency
  (Goodwill Community Foundation Project);
  VRD Series 2002 RB
  (LOC-Bank of America N.A.)
  1.70%, 04/01/22(b)(c)(i)                         --        --      2,165        2,165,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

North Carolina (State of) Capital Facilities
  Finance Agency (Thompson Children's Home);
  Educational Facilities VRD Series 2000 RB
  (LOC-Bank of America N.A.)
  1.70%, 12/01/20(b)(c)(i)                         --        --    $ 3,070   $    3,070,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (University of North
  Carolina at Pembroke University
  Foundation); Student Housing VRD Series
  2001 A RB
  (LOC-Wachovia Bank N.A.)
  1.82%, 07/01/31(b)(c)                            --    VMIG-1     11,240       11,240,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency
  (Wolfpack Club Project); VRD Series 2002 RB
  (LOC-Bank of America N.A.)
  1.70%, 04/01/12(b)(c)(i)                         --        --      9,500        9,500,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission; Refunding First Mortgage Health
  Care Facilities VRD Series 2004 C RB
  (LOC-SunTrust Bank)
  1.72%, 11/01/27(b)(c)                            --    VMIG-1      3,500        3,500,000
-------------------------------------------------------------------------------------------
North Carolina (State of); Public Improvement
  Unlimited Tax Series 2002 A GO
  5.00%, 03/01/05                                 AAA       Aa1      1,865        1,892,943
===========================================================================================
                                                                                 54,748,865
===========================================================================================

OHIO-4.63%

Akron (City of) (Community Learning Centers);
  Income Tax Revenue Series 2004 B RB
  2.00%, 12/01/04(f)                              AAA       Aaa      1,000        1,001,488
-------------------------------------------------------------------------------------------
Akron (City of) Bath & Copley (Townships of)
  Joint Township Hospital District (Summa
  Health Systems); VRD Series 2004 B RB
  (LOC-JPMorgan Chase Bank)
  1.71%, 11/01/34(b)(c)                            --    VMIG-1      5,000        5,000,000
-------------------------------------------------------------------------------------------
Allen (County of); Refunding Limited Tax
  Series 2002 GO
  1.70%, 12/01/04(f)                               --       Aaa      1,000        1,001,075
-------------------------------------------------------------------------------------------
Butler (County of) Health Care Facilities
  (Lifesphere Project); Refunding &
  Improvement VRD Series 2002 RB
  (LOC-U.S. Bank N.A.)
  1.70%, 05/01/27(b)(c)                          A-1+        --      8,500        8,500,000
-------------------------------------------------------------------------------------------
Cambridge (City of) Hospital Facilities
  (Regional Medical Center Project);
  Refunding & Improvement VRD Series 2001 RB
  (LOC-National City Bank)
  1.73%, 12/01/21(b)(c)                            --    VMIG-1     11,515       11,515,000
-------------------------------------------------------------------------------------------
Centerville (City of) (Bethany Lutheran
  Village Project);
  Health Care VRD Series 1994 RB
  (LOC-National City Bank)
  1.73%, 11/01/13(b)(c)                            --    VMIG-1      2,985        2,985,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
OHIO-(CONTINUED)

Cincinnati (City of) & Hamilton (County of)
  Port Authority (Kenwood Office Association
  Project); Economic Development VRD Series
  1985 RB (LOC-Fifth Third Bank)
  1.77%, 09/01/25(b)(m)                          A-1+        --    $ 1,185   $    1,185,000
-------------------------------------------------------------------------------------------
Cleveland Heights (City of); Limited Tax
  Series 2004 BAN GO
  2.00%, 08/18/05(o)                               --        --      3,234        3,245,177
-------------------------------------------------------------------------------------------
Cuyahoga (County of) Continuing Care
  Facilities; Refunding VRD Series 1999 RB
  (LOC-ABN AMRO Bank N.V.)
  1.69%, 02/01/29(b)(c)                          A-1+        --     15,985       15,985,000
-------------------------------------------------------------------------------------------
Cuyahoga (County of) Health Care Facilities
  (Judson Retirement Community); Refunding
  VRD Series 2000 RB
  (LOC-National City Bank)
  1.72%, 11/15/19(b)(c)                           A-1        --        800          800,000
-------------------------------------------------------------------------------------------
Cuyahoga Falls (City of); Limited Tax Series
  2003 Notes
  2.00%, 12/16/04                                  --     MIG-1      7,000        7,009,153
-------------------------------------------------------------------------------------------
Hamilton (County of) Economic Development
  (St. Xavier High School Project); VRD
  Series 2003 RB
  (LOC-Fifth Third Bank)
  1.51%, 04/01/28(b)(c)                          A-1+        --      2,000        2,000,000
-------------------------------------------------------------------------------------------
Lake (County of); Limited Tax Series 2004 BAN
  GO
  2.00%, 04/14/05(o)                               --        --      3,000        3,013,944
-------------------------------------------------------------------------------------------
Lakewood (City of) (St. Edward High School
  Project);
  Educational Facilities VRD Series 2000 RB
  (LOC-Fifth Third Bank)
  1.69%, 08/01/30(b)(c)                            --    VMIG-1      2,300        2,300,000
-------------------------------------------------------------------------------------------
Lorain (County of) (Elyria United Methodist
  Village);
  Refunding Hospital VRD Series 1996 B RB
  (LOC-JPMorgan Chase Bank)
  1.71%, 06/01/12(b)(c)                           A-1    VMIG-1      4,685        4,685,000
-------------------------------------------------------------------------------------------
Lorain (County of) (EMH Regional Medical
  Center Project);
  Hospital Facilities VRD Series 2001 RB
  (LOC-National City Bank)
  1.76%, 05/01/26(b)(c)(o)                         --        --     15,170       15,170,000
-------------------------------------------------------------------------------------------
Lorain (County of) Independent Living
  Facilities
  (Elyria United Methodist Project); VRD
  Series 1999 RB
  (LOC-JPMorgan Chase Bank)
  1.71%, 06/01/25(b)(c)                          A-1+        --      9,125        9,125,000
-------------------------------------------------------------------------------------------
Mahoning (County of) Hospital Facilities
  (Forum Health Obligation Group);
  VRD Series 1997 B RB
  1.70%, 12/01/28(c)(f)                          A-1+    VMIG-1     10,500       10,500,000
-------------------------------------------------------------------------------------------
  Series 2002 B RB (LOC-Fifth Third Bank)
  1.73%, 12/01/27(b)(c)                            --    VMIG-1      7,200        7,200,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
OHIO-(CONTINUED)

Marion (County of) (Pooled Lease Program);
  Hospital Improvement VRD Series 1990 RB
  (LOC-JPMorgan Chase Bank)
  1.72%, 08/01/20(b)(c)                           A-1        --    $ 4,535   $    4,535,000
-------------------------------------------------------------------------------------------
Middleburg Heights (City of) (Southwest
  General Health);
  Hospital Improvement Series 1997 RB
  (LOC-Fifth Third Bank)
  1.73%, 08/15/22(b)(c)                          A-1+        --      5,405        5,405,000
-------------------------------------------------------------------------------------------
Montgomery (County of) (St. Vincent DePaul
  Society);
  Limited Obligation VRD Series 1996 RB
  (LOC-National City Bank)
  1.73%, 12/01/10(b)(c)                           A-1        --      1,900        1,900,000
-------------------------------------------------------------------------------------------
Portage (County of) (Robinson Memorial
  Hospital);
  Hospital VRD Series 2002 RB (LOC-JPMorgan
  Chase Bank)
  1.73%, 05/01/17(b)(c)                            --    VMIG-1      6,255        6,255,000
-------------------------------------------------------------------------------------------
Solon (City of); Unlimited Tax Series 2003
  BAN GO
  2.00%, 12/09/04(o)                               --        --      2,800        2,804,536
-------------------------------------------------------------------------------------------
Twinsburg (City of) School District;
  Refunding Unlimited Tax Series 2004 GO
  2.00%, 12/01/04(f)                               --       Aaa      1,800        1,802,977
===========================================================================================
                                                                                134,923,350
===========================================================================================

OKLAHOMA-1.79%

Mustang (City of) Improvement Authority;
  Refunding Series 1995 RB
  5.38%, 12/01/04(g)(l)                           AAA       Aaa      3,135        3,188,215
-------------------------------------------------------------------------------------------
Oklahoma (County of) Finance Authority
  (Oxford Oaks Apartments Projects);
  Refunding Multi-Family Housing VRD Series
  2000 RB
  (CEP-Federal National Mortgage Association)
  1.71%, 07/15/30(c)                             A-1+        --     27,695       27,695,000
-------------------------------------------------------------------------------------------
Oklahoma (State of) Development Finance
  Authority
  (Capitol Dome Project); VRD Series 2001 RB
  (LOC-Bank of America N.A.)
  1.79%, 06/01/11(b)(c)                          A-1+        --      3,785        3,785,000
-------------------------------------------------------------------------------------------
Oklahoma (State of) Water Resource Board;
  State Loan Program VRD Series 2003 A RB
  0.98%, 10/01/04(g)(h)                          A-1+        --     14,935       14,935,000
-------------------------------------------------------------------------------------------
Tulsa (County of) Industrial Authority;
  Capital Improvements Series 2003 B RB
  4.00%, 05/15/05                                  AA        --      2,500        2,537,739
===========================================================================================
                                                                                 52,140,954
===========================================================================================

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------

OREGON-1.15%

Oregon (State of) Health, Housing,
  Educational & Cultural Facilities Authority
  (Quatama Crossing LLC Housing Project);
  VRD Series 1998 RB (LOC-U.S. Bank N.A.)
  1.74%, 01/01/31(b)(c)                            --       Aa2    $ 7,430   $    7,430,000
-------------------------------------------------------------------------------------------
Oregon (State of); Unlimited Tax Series 2003
  TAN GO
  2.25%, 11/15/04                               SP-1+     MIG-1     25,000       25,030,450
-------------------------------------------------------------------------------------------
Salem (City of) Water & Sewer; Refunding
  Series 2004 RB
  3.00%, 05/01/05(f)                              AAA       Aaa      1,175        1,184,588
===========================================================================================
                                                                                 33,645,038
===========================================================================================

PENNSYLVANIA-2.78%

ABN AMRO Munitops Ctfs. Trust (State of
  Pennsylvania Public School Building
  Authority); Non-AMT VRD
  Series 2001-30 Ctfs. (Acquired 10/31/02;
  Cost $5,000,000)
  1.74%, 09/01/09(c)(d)(e)                         --    VMIG-1      5,000        5,000,000
-------------------------------------------------------------------------------------------
  Series 2003-24 Ctfs. (Acquired 03/08/04;
  Cost $7,000,000)
  1.74%, 06/01/11(c)(d)(e)                         --    VMIG-1      7,000        7,000,000
-------------------------------------------------------------------------------------------
Allegheny (County of) Hospital Development
  Authority (ACES-Presbyterian University
  Hospital); VRD Series 1988 B1 RB
  (LOC-JPMorgan Chase Bank)
  1.70%, 03/01/18(b)(c)                            --    VMIG-1      2,085        2,085,000
-------------------------------------------------------------------------------------------
Allegheny (County of) Industrial Development
  Authority
  (Carnegie Museums of Pittsburgh); VRD
  Series 2002 IDR
  (LOC-Royal Bank of Scotland)
  1.70%, 08/01/32(b)(c)                            --    VMIG-1      2,000        2,000,000
-------------------------------------------------------------------------------------------
Altoona (City of) Authority; Water Series
  1994 A RB
  6.50%, 11/01/04(g)(l)                           AAA       NRR      1,700        1,741,627
-------------------------------------------------------------------------------------------
Berks (County of) Industrial Development
  Authority
  (Lutheran Services); Health Care VRD Series
  1998 A IDR
  1.69%, 01/01/28(c)(f)                            --    VMIG-1      9,588        9,588,000
-------------------------------------------------------------------------------------------
Chartiers Valley (Community of) Industrial &
  Commercial Development Authority (Asbury
  Villas Project);
  VRD Series 2000 B IDR (LOC-ABN AMRO Bank
  N.V.)
  1.72%, 12/01/30(b)(c)                           A-1        --      3,000        3,000,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Delaware Valley
  Regional);
  VRD Series 2001-3801 Class A COP
  (Acquired 06/04/01; Cost $8,900,000)
  1.75%, 08/01/28(c)(d)(e)                       A-1+        --      8,900        8,900,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (City of Scranton &
  County of Lackawanna Health & Welfare
  Authority); VRD Series 2002 A-18 RB
  (Acquired 03/22/02; Cost $2,860,000)
  1.74%, 03/01/15(c)(d)(e)                         --    VMIG-1      2,860        2,860,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Franklin (County of) Industrial Development
  Authority (Chambersburg Hospital
  Obligation);
  Health Care VRD Series 2000 IDR
  1.79%, 12/01/24(c)(f)                           A-1       Aaa    $ 3,575   $    3,575,000
-------------------------------------------------------------------------------------------
Geisinger Authority Health System (Geisinger
  Health System Foundation); Refunding VRD
  Series 2000 RB
  1.71%, 08/01/28(m)                             A-1+    VMIG-1     25,950       25,950,000
-------------------------------------------------------------------------------------------
Lehigh (County of) Industrial Development
  Authority
  (Allegheny Electric Coop. Inc.);
  VRD Series 1984 PCR (LOC-Rabobank
  Nederland)
  1.30%, 10/01/14(b)(j)                          A-1+        --      7,180        7,180,000
-------------------------------------------------------------------------------------------
  Refunding VRD Series 1984 PCR (LOC-Rabobank
  Nederland)
  1.30%, 06/01/14(b)(j)                          A-1+        --      1,030        1,030,000
-------------------------------------------------------------------------------------------
Philadelphia (City of) Industrial Development
  Authority
  (Girard Estate Aramark Project); VRD Series
  2002 IDR
  (LOC-JP Morgan Chase Bank)
  1.70%, 06/01/32(b)(c)                          A-1+        --      1,000        1,000,000
===========================================================================================
                                                                                 80,909,627
===========================================================================================

SOUTH CAROLINA-2.07%

Cherokee (County of) (Newark Electronics
  Division); Industrial VRD Series 1985 RB
  (LOC-ABN AMRO Bank N.V.)
  1.71%, 12/01/15(b)(c)                           A-1        --      6,500        6,500,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of South
  Carolina Public Service Authority); VRD
  Series 2000-4001 Class A COP
  (Acquired 09/08/00; Cost $10,100,000)
  1.75%, 01/01/22(c)(d)(e)                       A-1+        --     10,100       10,100,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (State of South Carolina
  Public Service Authority); VRD Series 2000
  L RB
  (Acquired 02/25/00; Cost $11,590,000)
  1.74%, 01/01/22(c)(d)(e)                         --    VMIG-1     11,590       11,590,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (State of South Carolina Transportation
  Infrastructure Bank); Floating Rate Trust
  Ctfs. VRD Series 2002-728 RB (Acquired
  11/13/02; Cost $7,185,000)
  1.73%, 10/01/22(c)(d)(e)                         --    VMIG-1      7,185        7,185,000
-------------------------------------------------------------------------------------------
Oconee (County of) (Duke); Refunding VRD
  Series 1993 PCR (LOC-JPMorgan Chase Bank)
  1.70%, 02/01/17(b)(c)                            --       P-1      6,000        6,000,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Educational
  Facilities Authority
  for Non-Profit Institutions (The Allen
  University Project);
  VRD Series 1998 RB (LOC-Bank of America
  N.A.)
  (Acquired 03/27/01; Cost $2,525,000)
  1.75%, 09/01/18(b)(c)(d)                       A-1+        --      2,525        2,525,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
SOUTH CAROLINA-(CONTINUED)

South Carolina (State of) Educational
  Facilities Authority
  for Non-Profit Institutions (Morris College
  Project);
  VRD Series 1997 RB (LOC-Bank of America
  N.A.)
  (Acquired 07/30/02; Cost $2,100,000)
  1.75%, 07/01/17(b)(c)(d)                       A-1+        --    $ 2,100   $    2,100,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Carolina Children's
  Home Project); VRD Series 2003 RB
  (LOC-Branch Banking & Trust)
  1.72%, 03/01/23(b)(c)                            --    VMIG-1      3,335        3,335,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Carolina Piedmont
  Foundation Project); VRD Series 2002 RB
  (LOC-Bank of America N.A.)
  1.75%, 09/01/32(b)(c)(i)                         --        --      4,000        4,000,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Catholic Diocese of
  South Carolina Project); VRD Series 1998 RB
  (LOC-Bank of America N.A.) (Acquired
  07/23/02; Cost $2,555,000)
  1.75%, 09/01/18(b)(c)(d)                       A-1+        --      2,555        2,555,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Presbyterian Home of
  South Carolina Project);
  VRD Series 2003 A RB (LOC-Wachovia Bank
  N.A.)
  1.75%, 04/01/20(b)(c)                           A-1        --      4,535        4,535,000
===========================================================================================
                                                                                 60,425,000
===========================================================================================

SOUTH DAKOTA-0.11%

South Dakota (State of) Health & Educational
  Facilities Authority (University of Sioux
  Falls); VRD Series 2001 RB
  (LOC-Wells Fargo Bank N.A.)
  1.71%, 10/01/16(b)(c)                          A-1+        --      3,155        3,155,000
===========================================================================================

TENNESSEE-5.46%

Eagle Tax Exempt Trust (City of Chattanooga);
  VRD Series 2000-4202 Class A COP (Acquired
  10/10/00; Cost $14,040,000)
  1.75%, 10/01/27(c)(d)(e)                       A-1+        --     14,040       14,040,000
-------------------------------------------------------------------------------------------
Jackson (City of) Energy Authority; Electric
  Systems VRD Series 2003 B RB
  1.70%, 11/01/26(c)(f)                            --    VMIG-1     12,700       12,700,000
-------------------------------------------------------------------------------------------
Jackson (City of) Health & Educational
  Facilities Board (Trinity Christian
  Academy); Educational Facilities VRD Series
  2002 RB
  (LOC-AmSouth Bank)
  1.84%, 03/01/22(b)(c)                            --    VMIG-1      5,400        5,400,000
-------------------------------------------------------------------------------------------
Knox (County of) Health Educational & Housing
  Facility Board (Volunteer Student Housing
  LLC Project); Student Housing VRD Series
  2002 RB (LOC-Wachovia Bank N.A.)
  1.69%, 09/01/34(b)(c)                            --    VMIG-1     27,020       27,020,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Memphis (City of); Electric System Sub-Series
  2003 A RB
  2.00%, 12/01/04                                 AA-       Aa3    $10,000   $   10,014,023
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (City of Nashville & County of Davidson);
  Unlimited Tax Series 2003-871 GO
  (Acquired 11/17/03; Cost $4,995,000)
  1.73%, 10/15/10(c)(d)(e)                         --    VMIG-1      4,995        4,995,000
-------------------------------------------------------------------------------------------
Sevier (County of) Public Building Authority
  (Local Government Public Improvement);
  VRD Series 1995 A RB
  1.72%, 06/01/15(c)(f)                           AAA    VMIG-1      5,230        5,230,000
-------------------------------------------------------------------------------------------
  VRD Series 1995 B-2 RB
  1.72%, 06/01/06(c)(f)                           AAA    VMIG-1      1,200        1,200,000
-------------------------------------------------------------------------------------------
  VRD Series 1997 I A-1 RB
  1.72%, 06/01/22(c)(f)                            --    VMIG-1      5,900        5,900,000
-------------------------------------------------------------------------------------------
  VRD Series 1997 II E-1 RB
  1.72%, 06/01/21(c)(f)                            --    VMIG-1      2,100        2,100,000
-------------------------------------------------------------------------------------------
  VRD Series 1997 II E-3 RB
  1.72%, 06/01/10(c)(f)                            --    VMIG-1      1,485        1,485,000
-------------------------------------------------------------------------------------------
  VRD Series 1997 II E-5 RB
  1.72%, 06/01/17(c)(f)                            --    VMIG-1      1,320        1,320,000
-------------------------------------------------------------------------------------------
  VRD Series 1997 II F-1 RB
  1.72%, 06/01/17(c)(f)                            --    VMIG-1      1,190        1,190,000
-------------------------------------------------------------------------------------------
  VRD Series 1997 II F-5 RB
  1.72%, 06/01/27(c)(f)                            --    VMIG-1      2,265        2,265,000
-------------------------------------------------------------------------------------------
  VRD Series 1998 III A-1 RB
  1.72%, 06/01/07(c)(f)                            --    VMIG-1     14,950       14,950,000
-------------------------------------------------------------------------------------------
  VRD Series 1998 III A-3 RB
  1.72%, 06/01/19(c)(f)                            --    VMIG-1      1,425        1,425,000
-------------------------------------------------------------------------------------------
  VRD Series 1998 III A-4 RB
  1.72%, 06/01/17(c)(f)                            --    VMIG-1        300          300,000
-------------------------------------------------------------------------------------------
  VRD Series 1998 III B-2 RB
  1.72%, 06/01/19(c)(f)                            --    VMIG-1      5,650        5,650,000
-------------------------------------------------------------------------------------------
  VRD Series 1998 III C-3 RB
  1.72%, 06/01/18(c)(f)                            --    VMIG-1      3,475        3,475,000
-------------------------------------------------------------------------------------------
  VRD Series 1998 III C-4 RB
  1.72%, 06/01/20(c)(f)                            --    VMIG-1     10,000       10,000,000
-------------------------------------------------------------------------------------------
  VRD Series 1999 II A-1 RB
  1.72%, 06/01/24(c)(f)                            --    VMIG-1      6,300        6,300,000
-------------------------------------------------------------------------------------------
  VRD Series 1999 II B-1 RB
  1.72%, 06/01/25(c)(f)                            --    VMIG-1      1,700        1,700,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Shelby (County of) Health, Educational &
  Housing Facilities Board (Briarcrest
  Christian School System); Educational
  Facilities VRD Series 2002 RB (LOC-SunTrust
  Bank)
  1.69%, 04/01/22(b)(c)                            --    VMIG-1    $11,050   $   11,050,000
-------------------------------------------------------------------------------------------
Shelby (County of) Health, Educational &
  Housing Facilities Board (St. Benedict
  Auburndale School); VRD Series 2003 RB
  (LOC-AmSouth Bank)
  1.74%, 05/01/33(b)(c)                            --    VMIG-1      5,000        5,000,000
-------------------------------------------------------------------------------------------
Tennessee (State of) Local Development
  Authority (Community Provider Pooled Loan
  Program); Series 1994 RB
  6.45%, 10/01/04(g)(l)                           NRR        --      1,000        1,020,000
-------------------------------------------------------------------------------------------
Washington (County of) (Capital Outlay
  Notes);
  Refunding Unlimited Tax Series 2002 GO
  4.00%, 02/01/05(f)                               --       Aaa      1,000        1,009,664
-------------------------------------------------------------------------------------------
Williamson (County of) Industrial Development
  Board (Currey Ingram Academy); Educational
  Facilities VRD Series 2003 RB
  (LOC-SunTrust Bank)
  1.75%, 04/01/23(b)(c)                            --    VMIG-1      2,500        2,500,000
===========================================================================================
                                                                                159,238,687
===========================================================================================

TEXAS-11.84%

ABN AMRO Munitops Ctfs. Trust (City of
  Leander Independent School District);
  Unlimited Multi-State Non-AMT VRD Series
  2002-16 Ctfs. (Acquired 08/20/03; Cost
  $5,395,000)
  1.75%, 08/15/10(c)(d)(e)                         --    VMIG-1      5,395        5,395,000
-------------------------------------------------------------------------------------------
Alief (City of) Independent School District;
  Unlimited Tax Series 1997 GO (CEP-Texas
  Permanent School Fund)
  6.60%, 02/15/05                                 AAA       Aaa      1,000        1,020,512
-------------------------------------------------------------------------------------------
Amarillo (City of) Health Facilities Corp.
  (Panhandle Pooled Health Care); VRD Series
  1985 ACES RB (LOC-BNP Paribas)
  1.75%, 05/31/25(b)(c)                            --    VMIG-1      4,862        4,862,000
-------------------------------------------------------------------------------------------
Austin (City of) Water & Wastewater System;
  Refunding Series 2002 A RB
  5.00%, 11/15/04(f)                              AAA       Aaa      4,000        4,019,072
-------------------------------------------------------------------------------------------
Austin (City of); Refunding Utility System
  Series 1995 RB
  5.60%, 05/15/05(g)(l)                           AAA       Aaa      5,000        5,128,791
-------------------------------------------------------------------------------------------
Austin (City of); Utility System Series 1994
  RB
  5.75%, 11/15/04(g)(i)                           AAA       Aaa      2,605        2,619,767
-------------------------------------------------------------------------------------------
Bexar (County of) Health Facilities
  Development Corp.
  (Air Force Village); VRD Series 2000 RB
  (LOC-Bank of America N.A.)
  1.69%, 08/15/30(b)(c)                          A-1+        --     19,500       19,500,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Bexar (County of) Health Facilities
  Development Corp.
  (Warm Springs); Healthcare System VRD
  Series 1997 RB
  (LOC-JPMorgan Chase Bank)
  1.74%, 09/01/27(b)(c)                            --    VMIG-1    $ 3,435   $    3,435,000
-------------------------------------------------------------------------------------------
Brownsville (City of) Utility Systems;
  Refunding Sub. Lien VRD Series 2001 A RB
  0.95%, 11/04/04(f)(g)(k)                       A-1+    VMIG-1      3,300        3,300,000
-------------------------------------------------------------------------------------------
Dallas (City of) Waterworks & Sewer System;
  Refunding Series 2002 A RB
  4.00%, 10/01/04                                 AA+       Aa2      3,500        3,500,000
-------------------------------------------------------------------------------------------
Dallas (City of); Limited Tax Series 2003 GO
  3.50%, 02/15/05                                 AA+       Aa1      1,500        1,513,855
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Houston
  Airport);
  VRD Series 2000-4307 COP (Acquired
  11/15/00; Cost $15,750,000)
  1.75%, 07/01/28(c)(d)(e)                       A-1+        --     15,750       15,750,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Houston Water
  & Sewer);
  VRD Series 1997-4305 Class A COP (Acquired
  04/27/99; Cost $14,005,000)
  1.75%, 12/01/27(c)(d)(e)                       A-1+        --     14,005       14,005,000
-------------------------------------------------------------------------------------------
  VRD Series 2002-6019 Class A COP (Acquired
  11/13/02; Cost $8,910,000)
  1.75%, 12/01/30(c)(d)(e)                       A-1+        --      8,910        8,910,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris County Toll
  Road);
  VRD Series 2001-4305 COP
  (Acquired 05/08/01; Cost $7,390,000)
  1.75%, 08/01/14(c)(d)(e)                       A-1+        --      7,390        7,390,000
-------------------------------------------------------------------------------------------
  VRD Series 2002-6012 Class A COP
  (Acquired 11/20/02; Cost $1,580,000)
  1.75%, 08/15/30(c)(d)(e)                       A-1+        --      1,580        1,580,000
-------------------------------------------------------------------------------------------
El Paso (County of); Refunding Limited Tax
  Series 2002 A GO
  3.25%, 02/15/05(f)                              AAA       Aaa      1,040        1,048,302
-------------------------------------------------------------------------------------------
First Union MERLOTs (Harris County Toll
  Road);
  VRD Series 2003 B16 RB (Acquired 02/19/03;
  Cost $3,015,000)
  1.57%, 08/15/25(c)(d)(e)                         --    VMIG-1      3,015        3,015,000
-------------------------------------------------------------------------------------------
First Union MERLOTs (Jefferson County Health
  Facilities Development Corp.); VRD Series
  2001 A83 RB
  (Acquired 11/18/03; Cost $3,570,000)
  1.20%, 11/16/04(d)(e)(g)(k)(n)                  A-1        --      3,570        3,570,000
-------------------------------------------------------------------------------------------
Fort Worth (City of); Limited Tax Series 2000
  GO Ctfs.
  6.25%, 03/01/05(g)(l)                           NRR       NRR      5,000        5,105,817
-------------------------------------------------------------------------------------------
Garland (City of) Industrial Development
  Authority Inc. (Carroll Co. Project); VRD
  Series 1984 IDR (LOC-Wells Fargo Bank N.A.)
  (Acquired 09/03/03; Cost $2,300,000)
  1.74%, 12/01/14(b)(c)(d)                         --       Aaa      2,300        2,300,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Goose Creek (City of) Consolidated
  Independent School District; Refunding
  Unlimited Tax Series 2002 A GO
  (CEP-Texas Permanent School Fund)
  4.00%, 02/15/05                                 AAA       Aaa    $ 1,520   $    1,536,322
-------------------------------------------------------------------------------------------
Grand Prairie (City of) Housing Finance Corp.
  (Lincoln Property Co.); Refunding
  Multi-Family Housing VRD Series 1993 RB
  (CEP-General Electric Corp.)
  1.77%, 06/01/10(c)                             A-1+        --      2,700        2,700,000
-------------------------------------------------------------------------------------------
Grapevine (City of) Industrial Development
  Corp.
  (Southern Air Transport); Refunding Airport
  Series 1993 RB
  (LOC-JPMorgan Chase Bank)
  1.77%, 03/01/10(b)(c)                          A-1+        --      2,300        2,300,000
-------------------------------------------------------------------------------------------
Harris (County of) Cultural Education
  Facilities Finance Corp. (Houston Music
  Hall Foundation); VRD Series 1999 RB
  (LOC-JPMorgan Chase Bank)
  1.74%, 06/01/29(b)(c)                          A-1+        --        700          700,000
-------------------------------------------------------------------------------------------
Harris (County of) Hospital District; Sub.
  Lien Commercial Paper Series A RN (LOC-Bank
  of America N.A.)
  1.28%, 11/22/04(b)                             A-1+        --      9,451        9,451,000
-------------------------------------------------------------------------------------------
Harris (County of) Houston Texas Sports
  Authority (Rodeo);
  Jr. Lein VRD Series 2001 C RB
  1.77%, 11/15/30(c)(f)                          A-1+    VMIG-1      6,400        6,400,000
-------------------------------------------------------------------------------------------
Harris (County of); Permanent Improvement
  Unlimited Tax Series 2003 GO
  3.00%, 10/01/04                                 AA+       Aa1      1,000        1,000,000
-------------------------------------------------------------------------------------------
Harris (County of); Refunding Unlimited Tax
  Series 2001 GO
  5.00%, 10/01/04                                 AA+       Aa1      4,970        4,970,000
-------------------------------------------------------------------------------------------
Hockley (County of) Industrial Development
  Corp. (AMOCO Project);
  VRD Series 1985 PCR
  1.15%, 11/01/04(g)(h)                          A-1+       P-1     10,000       10,000,000
-------------------------------------------------------------------------------------------
Hockley (County of) Industrial Development
  Corp.
  (AMOCO Project-Standard Oil Co.); VRD
  Series 1983 PCR
  1.40%, 03/01/05(g)(h)                          A-1+       Aa1     12,775       12,775,000
-------------------------------------------------------------------------------------------
Houston (City of) Independent School District
  (Schoolhouse);
  Limited Tax Series 2004 GO
  (CEP-Texas Permanent School Fund)
  1.62%, 06/09/05(g)(k)                          A-1+    VMIG-1     15,000       15,000,000
-------------------------------------------------------------------------------------------
Houston (City of); Commercial Paper Notes
  Series 2003 A GO
  1.30%, 10/21/04                                A-1+       P-1     20,000       20,000,000
-------------------------------------------------------------------------------------------
  1.37%, 11/15/04                                A-1+       P-1     24,000       24,000,000
-------------------------------------------------------------------------------------------
  1.38%, 01/25/05                                A-1+       P-1     13,400       13,400,000
-------------------------------------------------------------------------------------------
Mansfield (City of); Refunding Unlimited Tax
  VRD Series 2004 GO
  2.00%, 02/15/05(f)                              AAA       Aaa        855          857,910
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Merrill Lynch P-Floats (City of Brazosport
  Independent School District); Refunding
  Unlimited Tax VRD Series 2003 PT-1690 GO
  (Acquired 02/20/03; Cost $4,920,000)
  1.73%, 08/15/10(c)(d)(e)                         --    VMIG-1    $ 4,920   $    4,920,000
-------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (County of Harris
  Hospital District);
  VRD Series 2002 PT-665 RB (Acquired
  10/02/02; Cost $5,935,000)
  1.73%, 08/15/08(c)(d)(e)                       A-1+        --      5,935        5,935,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (State of Texas Affordable Housing Corp.);
  Floating Rate Trust Ctfs. VRD Series
  2003-780 RB
  (Acquired 02/19/03; Cost $1,995,000)
  1.73%, 09/01/22(c)(d)(e)                         --    VMIG-1      1,995        1,995,000
-------------------------------------------------------------------------------------------
Northside Independent School District;
  Refunding VRD Unlimited Tax Series 2003 B
  GO (CEP-Texas Permanent School Fund)
  1.75%, 08/01/05(g)(k)                          A-1+    VMIG-1      1,870        1,870,000
-------------------------------------------------------------------------------------------
Pine Tree Independent School District;
  Unlimited Tax Series 1994 GO (CEP-Texas
  Permanent School Fund)
  5.25%, 02/15/05(g)(k)                           NRR       Aaa        910          923,135
-------------------------------------------------------------------------------------------
San Antonio (City of) Water & Sewer System;
  Commercial Paper Notes Series 2001 A GO
  1.15%, 10/21/04                                A-1+       P-1     29,900       29,900,000
-------------------------------------------------------------------------------------------
Sherman (City of) Higher Education Finance
  Corp. (Austin College Project); Higher
  Education VRD Series 1997 RB
  (LOC-Bank of America N.A.)
  1.75%, 01/01/18(b)(c)                          A-1+        --     12,800       12,800,000
-------------------------------------------------------------------------------------------
Spring (City of) Independent School District;
  Unlimited Tax Series 2004 GO (CEP-Texas
  Permanent School Fund)
  2.50%, 02/15/05                                 AAA       Aaa      2,195        2,206,356
-------------------------------------------------------------------------------------------
Texas (State of); Series 2004 TRAN
  3.00%, 08/31/05                               SP-1+     MIG-1     30,000       30,378,015
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Southeast Texas Housing
  Finance Corp.);
  VRD Series 2001 A18 RB (Acquired 11/18/03;
  Cost $4,130,000)
  1.20%, 11/16/04(d)(e)(g)(k)(n)                  A-1        --      4,130        4,130,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (University of Texas);
  Refunding VRD Series 2003 B14 RB (Acquired
  01/29/03; Cost $8,005,000)
  1.72%, 08/15/22(c)(d)(e)                         --    VMIG-1      8,005        8,005,000
===========================================================================================
                                                                                345,120,854
===========================================================================================

UTAH-1.47%

Davis (County of) Housing Authority (Fox
  Creek Apartments); Refunding Multi-Family
  Housing VRD Series 1997 A RB
  (LOC-JPMorgan Chase Bank)
  1.71%, 08/15/27(b)(c)                           A-1        --      4,240        4,240,000
-------------------------------------------------------------------------------------------
Davis (County of); Unlimited Tax Series 2004
  TRAN
  2.25%, 12/30/04                                  --     MIG-1      4,000        4,009,763
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
UTAH-(CONTINUED)

First Union MERLOTs (Intermountain Power
  Agency);
  Power Supply VRD Series 2002 A59 RB
  (Acquired 10/23/02; Cost $7,040,000)
  1.74%, 07/01/10(c)(d)(e)                         --    VMIG-1    $ 7,040   $    7,040,000
-------------------------------------------------------------------------------------------
Intermountain Power Agency; Power Supply VRD
  Series 1985 E RB
  1.24%, 12/01/04(f)(g)(k)                       A-1+    VMIG-1     14,770       14,770,000
-------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (City of Murray
  Hospital); VRD Series 2002 PA-1066 RB
  (Acquired 10/02/02; Cost $5,995,000)
  1.73%, 05/15/22(c)(d)(e)                        A-1        --      5,995        5,995,000
-------------------------------------------------------------------------------------------
Salt Lake (City of) (Gateway Project);
  Special Assessment VRD Series 2003
  (LOC-Citibank N.A.)
  1.70%, 12/01/23(b)(c)                          A-1+        --      5,850        5,850,000
-------------------------------------------------------------------------------------------
Sanpete (County of) School Facilities
  (Wasatch Academy);
  VRD Series 2003 RB (LOC-U.S. Bank N.A.)
  1.76%, 08/01/28(b)(c)                          A-1+        --        900          900,000
===========================================================================================
                                                                                 42,804,763
===========================================================================================

VERMONT-0.22%

Vermont (State of) Student Assistance Corp.;
  Student Loan VRD Series 1985 RB (LOC-State
  Street Bank & Trust Co.)
  1.35%, 01/01/08(b)(j)                            --    VMIG-1      2,640        2,640,000
-------------------------------------------------------------------------------------------
Vermont (State of); Unlimited Tax Series 1994
  A GO
  6.40%, 01/15/05(g)(l)                           NRR       NRR      3,510        3,632,758
===========================================================================================
                                                                                  6,272,758
===========================================================================================

VIRGINIA-0.82%

Chesapeake (City of) Hospital Authority
  (Chesapeake General Hospital); Hospital
  Facility VRD Series 2001 B RB
  (LOC-SunTrust Bank)
  1.69%, 07/01/31(b)(c)                          A-1+        --      1,545        1,545,000
-------------------------------------------------------------------------------------------
Henrico (County of) Economic Development
  Authority
  (Westminster Centerbury); Residential Care
  Facilities
  VRD Series 2003 B RB (LOC-KBC Bank N.V.)
  1.69%, 07/01/08(b)(c)                            --    VMIG-1     17,100       17,100,000
-------------------------------------------------------------------------------------------
Richmond (City of) Industrial Development
  Authority;
  Educational Facilities VRD Series 2002 RB
  (LOC-SunTrust Bank)
  1.70%, 05/01/32(b)(c)                            --    VMIG-1      2,900        2,900,000
-------------------------------------------------------------------------------------------
Rockingham (County of) Industrial Development
  Authority (Sunnyside Presbyterian Home);
  Residential Care Facilities VRD Series 2003
  RB (LOC-Branch Banking & Trust)
  1.72%, 12/01/33(b)(c)                           A-1        --        750          750,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
VIRGINIA-(CONTINUED)

Winchester (City of) Industrial Development
  Authority (Shenandoah University);
  Educational Facilities First Mortgage
  Series 1994 IDR
  6.70%, 10/01/04(g)(l)                           NRR       NRR    $ 1,620   $    1,652,400
===========================================================================================
                                                                                 23,947,400
===========================================================================================

WASHINGTON-5.39%

ABN AMRO Munitops Ctfs. Trust (City of
  Seattle Municipal Light & Power);
  Multi-State Non-AMT VRD Series 2002-12
  Ctfs. (Acquired 05/25/04; Cost $9,755,000)
  1.75%, 03/01/09(c)(d)(e)                         --    VMIG-1      9,755        9,755,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (City of
  Seattle);
  Multi-State Non-AMT VRD Limited Tax Series
  2003-7 GO Ctfs.
  (Acquired 05/13/03; Cost $10,685,000)
  1.34%, 11/17/04(d)(e)(g)(i)(k)(n)                --        --     10,685       10,685,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (King County);
  Multi-State Non-AMT VRD Limited Tax Series
  2001-1 GO Ctfs.
  (Acquired 01/04/01; Cost $10,000,000)
  1.75%, 07/01/06(c)(d)(e)                         --    VMIG-1     10,000       10,000,000
-------------------------------------------------------------------------------------------
Bremerton (City of) (Kitsap Regional
  Conference Center);
  VRD Series 2003 RB (LOC-Bank of America
  N.A.)
  1.75%, 12/01/28(b)(c)(i)                         --        --      2,565        2,565,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Washington
  Public Power Supply Systems Project No. 2);
  VRD Series 96-4703 Class A COP (Acquired
  05/02/01; Cost $5,870,000)
  1.75%, 07/01/11(c)(d)(e)                       A-1+        --      5,870        5,870,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Washington);
  VRD Series 98-4701 Class A COP (Acquired
  07/20/00; Cost $14,400,000)
  1.75%, 05/01/18(c)(d)(e)                       A-1+        --     14,400       14,400,000
-------------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  Commercial Paper TRAN (LOC-Bank of America
  N.A.)
  1.00%, 10/26/04(b)                             A-1+        --      4,300        4,300,000
-------------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  Commercial Paper Notes (LOC-Bank of America
  N.A.)
  1.00%, 10/26/04(b)                             A-1+        --      7,000        7,000,000
-------------------------------------------------------------------------------------------
Everett (City of); VRD Limited Tax Series
  2001 GO
  (LOC-Bank of America N.A.)
  1.75%, 12/01/21(b)(c)(i)                         --        --      2,600        2,600,000
-------------------------------------------------------------------------------------------
Issaquah (City of) Community Properties; VRD
  Special Revenue Series 2001 A RB (LOC-Bank
  of America N.A.)
  1.73%, 02/15/21(b)(c)                            --    VMIG-1     10,150       10,150,000
-------------------------------------------------------------------------------------------
King & Snohomish (Counties of) School
  District No. 417 (Northshore); Unlimited
  Tax Series 2003 GO
  2.00%, 12/01/04(f)                              AAA       Aaa      3,300        3,304,792
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

King (County of) Economic Enterprise Corp.
  (Puget Sound Blood Center Project);
  VRD Series 1998 RB (LOC-U.S. Bank N.A.)
  1.74%, 04/01/23(b)(c)                            --    VMIG-1    $ 3,810   $    3,810,000
-------------------------------------------------------------------------------------------
Lake Tapps Parkway Properties; Special
  Revenue VRD
  (LOC-U.S. Bank N.A.)
  Series 1999 A RB
  1.73%, 12/01/19(b)(c)                            --    VMIG-1     11,800       11,800,000
-------------------------------------------------------------------------------------------
  Series 1999 B RB
  1.73%, 12/01/19(b)(c)                            --    VMIG-1        700          700,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (Port of Seattle);
  VRD Series 2002-739D RB (Acquired 07/21/04;
  Cost $5,000,000)
  1.73%, 09/01/20(c)(d)(e)                        A-1        --      5,000        5,000,000
-------------------------------------------------------------------------------------------
Pierce (County of) Economic Development Corp.
  (Weyerhaeuser Real Estate); Special Revenue
  VRD Series 1997 RB
  (LOC-Bank of America N.A.)
  1.73%, 01/01/27(b)(c)                          A-1+    VMIG-1     12,705       12,705,000
-------------------------------------------------------------------------------------------
Seattle (Port of) Industrial Development
  Corp. (Sysco Food Services Project);
  Refunding VRD Series 1994 IDR
  1.72%, 11/01/25(c)                             A-1+    VMIG-1      8,000        8,000,000
-------------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Bayview
  Manor Project);
  Low Income Housing Assistance VRD Series
  1994 B RB
  (LOC-U.S. Bank N.A.)
  1.74%, 05/01/19(b)(c)                          A-1+        --      2,340        2,340,000
-------------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Pioneer
  Human Services Project); Refunding VRD
  Series 1995 RB (LOC-U.S. Bank N.A.)
  1.74%, 12/01/15(b)(c)                          A-1+        --      1,975        1,975,000
-------------------------------------------------------------------------------------------
Snohomish (County of) Housing Authority (Ebey
  Arms Centerhouse Project); Refunding
  Housing VRD Series 2003 RB
  (LOC-Bank of America N.A.)
  1.75%, 12/01/34(b)(c)(i)                         --        --      6,245        6,245,000
-------------------------------------------------------------------------------------------
Vancouver (City of) Housing Authority
  (Village Park Apartments Project); Housing
  VRD Series 2000 RB (LOC-U.S. Bank N.A.)
  1.73%, 11/02/05(b)(c)                          A-1+        --      1,430        1,430,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Central Puget Sound
  Regional Transit Authority); Sales Tax &
  Motor VRD Series 2001 A46 RB
  (Acquired 11/12/03; Cost $6,275,000)
  1.30%, 11/10/04(d)(e)(g)(k)(n)                   --    VMIG-1      6,275        6,275,000
-------------------------------------------------------------------------------------------
Washington (State of) Economic Development
  Finance Authority (Seadrunar Recycling LLC
  Project); Economic Development VRD Series
  2000 E RB (LOC-U.S. Bank N.A.)
  1.74%, 08/01/25(b)(c)                          A-1+        --      2,735        2,735,000
-------------------------------------------------------------------------------------------
Washington (State of) Health Care Facilities
  Authority
  (Empire Health Services); VRD Series 2003
  RB
  (LOC-U.S. Bank N.A.)
  1.65%, 11/01/23(b)(c)                          A-1+        --      2,335        2,335,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Washington (State of) Higher Education
  Facilities Authority
  (Cornish College Arts Project); VRD Series
  2003 A RB
  (LOC-Bank of America N.A.)
  1.73%, 12/01/33(b)(c)                            --    VMIG-1    $ 5,000   $    5,000,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Nikkei Concerns Project);
  Non-Profit Housing VRD Series 1994 RB
  (LOC-U.S. Bank N.A.)
  1.74%, 10/01/19(b)(c)                          A-1+        --      3,755        3,755,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Tacoma Art Museum Project);
  Non-Profit VRD Series 2002 RB
  (LOC-Northern Trust Co.)
  1.77%, 06/01/32(b)(m)                            --    VMIG-1      1,225        1,225,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (University Preparatory Academy
  Project); Non-Profit VRD Series 2000 RB
  (LOC-Bank of America N.A.)
  1.75%, 07/01/30(b)(c)                            --    VMIG-1      1,250        1,250,000
===========================================================================================
                                                                                157,209,792
===========================================================================================

WEST VIRGINIA-0.35%

Monongalia (County of) Building Community
  Hospital (Monongalia General Hospital);
  Refunding VRD Series 2002 A RB
  (LOC-JPMorgan Chase Bank)
  1.72%, 07/01/17(b)(c)                           A-1    VMIG-1        645          645,000
-------------------------------------------------------------------------------------------
West Virginia (State of) Hospital Finance
  Authority (Cabell Huntington); Refunding
  VRD Series 2002 A-1 RB
  (LOC-JPMorgan Chase Bank)
  1.67%, 06/01/13(b)(c)                            --    VMIG-1      9,495        9,495,000
===========================================================================================
                                                                                 10,140,000
===========================================================================================

WISCONSIN-3.44%

Kimberly (City of) (Fox Cities YMCA Project);
  VRD Series 2002 RB
  (LOC-M&I Marshall & Ilsley Bank)
  1.75%, 04/01/32(b)(c)                            --    VMIG-1      2,540        2,540,000
-------------------------------------------------------------------------------------------
Menomonee Falls (City of); Refunding Sewer
  System Series 2004 RB
  2.00%, 05/01/05(f)                               --       Aaa      1,425        1,429,517
-------------------------------------------------------------------------------------------
Waukesha (County of); Promissory Notes
  Unlimited Tax Series 2004 GO
  2.00%, 04/01/05                                  --       Aaa      1,500        1,507,192
-------------------------------------------------------------------------------------------
Wind Point (City of) (Johnson Foundation
  Project);
  VRD Series 2000 RB (LOC-Bank of Montreal)
  1.80%, 09/01/35(b)(c)                          A-1+        --      4,665        4,665,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Beaver Dam Community
  Hospitals Inc.); VRD Series 2004 B RB
  (LOC-U.S. Bank N.A.)
  1.69%, 08/15/34(b)(c)                          A-1+        --      3,000        3,000,000
-------------------------------------------------------------------------------------------

                                                  RATINGS(A)         PAR         MARKET
                                                 S&P     MOODY'S    (000)        VALUE
-------------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Wisconsin (State of) Health & Educational
  Facilities Authority (Mequon Jewish
  Project); VRD Series 2003 RB
  (LOC-JPMorgan Chase Bank)
  1.73%, 07/01/28(b)(c)                            --    VMIG-1    $ 2,150   $    2,150,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority
  (Mercy Health System); (LOC-M&I Marshall &
  Ilsley Bank)
  Pooled Loan VRD Series 2003 I RB
  1.70%, 06/01/23(b)(c)                            --    VMIG-1      9,570        9,570,000
-------------------------------------------------------------------------------------------
  VRD Series 2003 C RB
  1.72%, 08/15/23(b)(c)                            --    VMIG-1      7,300        7,300,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority
  (St. John's Home); Pooled Loan VRD Series
  2003 J RB
  (LOC-M&I Marshall & Ilsley Bank)
  1.70%, 07/01/23(b)(c)                            --    VMIG-1      4,250        4,250,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority
  (St. Luke's Medical Center); VRD Series
  1987 RB
  (LOC-KBC Bank N.V.) (Acquired 06/01/04;
  Cost $30,000,000)
  1.70%, 12/01/17(b)(c)(d)                        A-1        --     30,000       30,000,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority
  (St. Mary's School); VRD Series 2004 RB
  (LOC-M&I Marshall & Ilsley Bank)
  1.72%, 08/01/19(b)(c)                           A-1        --      2,695        2,695,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority
  (Sinai Samaritan Medical Center Inc.); VRD
  Series 1994 A RB
  (LOC-M&I Marshall & Ilsley Bank)
  1.75%, 09/01/19(b)(c)                           A-1        --      5,649        5,649,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Wheaton Franciscan
  Services); VRD Series 2003 B RB
  (LOC-U.S. Bank N.A.)
  1.69%, 08/15/33(b)(c)                          A-1+    VMIG-1      8,750        8,750,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) School Districts Cash
  Flow Management Program;
  Series 2003 B-1 COP
  2.00%, 11/01/04                                  --     MIG-1      5,565        5,568,956
-------------------------------------------------------------------------------------------
  Series 2004 A-1 COP
  3.00%, 09/20/05(o)                               --        --      8,000        8,100,676
-------------------------------------------------------------------------------------------
Wisconsin (State of); Unlimited Tax Series
  1995 A GO
  6.10%, 05/01/05(g)(l)                           NRR       Aaa      3,000        3,087,881
===========================================================================================
                                                                                100,263,222
===========================================================================================
    Total Municipal Obligations (Cost
      $2,926,404,421)                                                         2,926,404,421
===========================================================================================
TOTAL INVESTMENTS-100.40% (Cost
  $2,926,404,421)(p)                                                          2,926,404,421
===========================================================================================
OTHER ASSETS LESS LIABILITIES-(0.40%)                                           (11,669,927)
===========================================================================================
NET ASSETS-100.00%                                                           $2,914,734,494
___________________________________________________________________________________________
===========================================================================================

Investment Abbreviations:

ACES     - Automatically Convertible Extendable Security
AMT      - Alternative Minimum Tax
BAN      - Bond Anticipation Notes
CEP      - Credit Enhancement Provider
COP      - Certificate of Participation
Ctfs     - Certificates
GO       - General Obligation Bonds
IDR      - Industrial Development Revenue Bonds
Jr.      - Junior
LOC      - Letter of Credit
MERLOT   - Municipal Exempt Receipts Liquidity Optional Tender
NRR      - Not Re-Rated
P-Floats - Puttable Floating Option Tax-Exempt Receipts
PCR      - Pollution Control Revenue Bonds
PUTTERS  - Putable Tax Exempt Receipts
RAN      - Revenue Anticipation Notes
RB       - Revenue Bonds
RN       - Revenue Notes
Sub.     - Subordinated
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
VRD      - Variable Rate Demand
Wts.     - Warrants

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), except as indicated in note (i) and (o) below. NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations held by a bank custodian); this funding is pursuant to an advance refunding of this security.
(b) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined weekly. Rate shown is the rate in effect on September 30, 2004.
(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at September 30, 2004 was $691,199,000, which represented 23.71% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(e) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.

(g) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(h) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined semi-annually. Rate shown is the rate in effect on September 30, 2004.
(i) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.
(j) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined monthly. Rate shown is the rate in effect on September 30, 2004.
(k) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined at intermittent intervals. Rate shown is the rate in effect on September 30, 2004.
(l) Advance refunded; secured by an escrow fund of U.S. Treasury obligations.
(m) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined daily. Rate shown is the rate in effect on September 30, 2004.
(n) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at September 30, 2004 was $38,920,000, which represented 1.34% of the Fund's net assets.
(o) Determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest, pursuant to guidelines for the determination of quality adopted by the Board of Trustees and followed by the investment advisor.
(p) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS & LIABILITIES

September 30, 2004
(Unaudited)

ASSETS:

Investments, at market value
  (cost $2,926,404,421)        $2,926,404,421
---------------------------------------------
Cash                                  697,925
---------------------------------------------
Receivables for:
  Investments sold                  4,895,235
---------------------------------------------
  Interest                          8,879,674
---------------------------------------------
Investment for trustee
  deferred compensation and
  retirement plans                    136,908
---------------------------------------------
Other assets                          190,315
=============================================
    Total assets                2,941,204,478
_____________________________________________
=============================================

LIABILITIES:

Payables for:
  Investments purchased            23,240,918
---------------------------------------------
  Dividends                         2,730,970
---------------------------------------------
  Trustee deferred
    compensation and
    retirement plans                  215,380
---------------------------------------------
Accrued distribution fees             131,402
---------------------------------------------
Accrued transfer agent fees            91,843
---------------------------------------------
Accrued trustees fees                   1,095
---------------------------------------------
Accrued operating expenses             58,376
=============================================
    Total liabilities              26,469,984
=============================================
Net assets applicable to
  shares outstanding           $2,914,734,494
_____________________________________________
=============================================

NET ASSETS CONSIST OF:

  Shares of beneficial
    interest                   $2,914,752,505
---------------------------------------------
  Undistributed net realized
    gain (loss) from
    investment securities             (18,011)
=============================================
                               $2,914,734,494
_____________________________________________
=============================================

NET ASSETS:

Institutional Class            $1,671,593,521
_____________________________________________
=============================================
Private Investment Class       $  190,301,672
_____________________________________________
=============================================
Personal Investment Class      $    9,273,444
_____________________________________________
=============================================
Cash Management Class          $  796,326,655
_____________________________________________
=============================================
Reserve Class                  $   11,062,666
_____________________________________________
=============================================
Resource Class                 $  236,176,536
_____________________________________________
=============================================

SHARES OUTSTANDING,
  $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class             1,671,550,863
_____________________________________________
=============================================
Private Investment Class          190,288,610
_____________________________________________
=============================================
Personal Investment Class           9,270,510
_____________________________________________
=============================================
Cash Management Class             796,322,561
_____________________________________________
=============================================
Reserve Class                      11,060,717
_____________________________________________
=============================================
Resource Class                    236,175,751
_____________________________________________
=============================================
Net asset value, offering and
  redemption price per share
  for each class               $         1.00
_____________________________________________
=============================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended September 30, 2004
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $17,235,533
=========================================================================

EXPENSES:

Advisory fees                                                   3,131,846
-------------------------------------------------------------------------
Administrative services fees                                      295,697
-------------------------------------------------------------------------
Custodian fees                                                     38,978
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                        404,301
-------------------------------------------------------------------------
  Personal Investment Class                                        40,938
-------------------------------------------------------------------------
  Cash Management Class                                           334,772
-------------------------------------------------------------------------
  Reserve Class                                                    50,510
-------------------------------------------------------------------------
  Resource Class                                                  266,654
-------------------------------------------------------------------------
Transfer agent fees                                               231,258
-------------------------------------------------------------------------
Trustees' fees and retirement benefits                             29,952
-------------------------------------------------------------------------
Other                                                             317,825
=========================================================================
    Total expenses                                              5,142,731
=========================================================================
Less: Fees waived                                              (1,065,457)
=========================================================================
    Net expenses                                                4,077,274
=========================================================================
Net investment income                                          13,158,259
=========================================================================
Net realized gain (loss) from investment securities               (17,079)
=========================================================================
Net increase in net assets resulting from operations          $13,141,180
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended September 30, 2004 and the year ended March 31, 2004 (Unaudited)

                                                            SEPTEMBER 30,       MARCH 31,
                                                                 2004              2004
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                     $  13,158,259     $   22,690,885
--------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities             (17,079)            40,841
============================================================================================
    Net increase in net assets resulting from operations       13,141,180         22,731,726
============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                          (8,710,440)       (14,405,472)
--------------------------------------------------------------------------------------------
  Private Investment Class                                       (555,715)        (1,230,193)
--------------------------------------------------------------------------------------------
  Personal Investment Class                                       (20,320)           (37,490)
--------------------------------------------------------------------------------------------
  Cash Management Class                                        (2,854,661)        (5,040,826)
--------------------------------------------------------------------------------------------
  Reserve Class                                                    (4,673)            (8,425)
--------------------------------------------------------------------------------------------
  Resource Class                                               (1,012,450)        (1,968,479)
============================================================================================
    Decrease in net assets resulting from distributions       (13,158,259)       (22,690,885)
============================================================================================
Share transactions-net:
  Institutional Class                                        (282,164,384)       632,519,818
--------------------------------------------------------------------------------------------
  Private Investment Class                                     39,903,203        (77,436,378)
--------------------------------------------------------------------------------------------
  Personal Investment Class                                    (1,120,107)        (6,598,054)
--------------------------------------------------------------------------------------------
  Cash Management Class                                        28,190,366        150,447,508
--------------------------------------------------------------------------------------------
  Reserve Class                                                (2,966,860)         1,376,091
--------------------------------------------------------------------------------------------
  Resource Class                                              (63,027,459)        39,025,099
============================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                     (281,185,241)       739,334,084
============================================================================================
    Net increase (decrease) in net assets                    (281,202,320)       739,374,925
============================================================================================

NET ASSETS:

  Beginning of period                                       3,195,936,814      2,456,561,889
============================================================================================
  End of period (including undistributed net investment
    income of $0 and $0, respectively)                      $2,914,734,494    $3,195,936,814
____________________________________________________________________________________________
============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

September 30, 2004
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Tax-Free Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust consisting of one portfolio, the Tax-Free Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class are voted on exclusively by the shareholders of each class. The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. On November 4, 2003, the Fund was restructured from a separate series of Tax-Free Investments Co. to a new series portfolio of the Trust.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities.' Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       In addition, the Fund intends to invest in securities to allow it to qualify to pay shareholders "exempt interest dividends", as defined in the Internal Revenue Code of 1986, as amended.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.22%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the cap stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees;
(vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement; (viii) trustees' fees; and (ix) federal registration fees. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. For the six months ended September 30, 2004, AIM waived fees of $723,330.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2004, AIM was paid $295,697 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended September 30, 2004, AISI retained $225,258 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of the such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees for the Reserve Class during the year in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the six months ended September 30, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $202,150, $30,021, $267,818, $41,736 and $213,323, respectively, after FMC waived Plan fees of $202,151, $10,917, $66,954, $8,774 and $53,331, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.


NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM and INVESCO Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended September 30, 2004, the Fund engaged in purchases and sales of securities of $0 and $27,058,780, respectively.


NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended September 30, 2004, the Fund paid legal fees of $5,068 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended September 30, 2004.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.


NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of March 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
March 31, 2011                                                      $933
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                    CHANGES IN SHARES OUTSTANDING(A)
---------------------------------------------------------------------------------------------------------
                                         SIX MONTHS ENDED                         YEAR ENDED
                                        SEPTEMBER 30, 2004                      MARCH 31, 2004
                                 ---------------------------------    -----------------------------------
                                     SHARES            AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class             8,676,342,046    $ 8,676,342,046     13,446,683,719    $ 13,446,683,719
---------------------------------------------------------------------------------------------------------
  Private Investment Class          217,524,346        217,524,346        489,285,624         489,285,624
---------------------------------------------------------------------------------------------------------
  Personal Investment Class          20,166,779         20,166,779         26,756,133          26,756,133
---------------------------------------------------------------------------------------------------------
  Cash Management Class           2,908,837,254      2,908,837,254      5,641,820,633       5,641,820,633
---------------------------------------------------------------------------------------------------------
  Reserve Class                      77,269,739         77,269,739        156,764,612         156,764,612
---------------------------------------------------------------------------------------------------------
  Resource Class                    732,494,862        732,494,862      1,508,376,051       1,508,376,051
=========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                 5,177,367          5,177,367          7,301,226           7,301,226
---------------------------------------------------------------------------------------------------------
  Private Investment Class              318,170            318,170            737,747             737,747
---------------------------------------------------------------------------------------------------------
  Personal Investment Class               2,442              2,442              4,054               4,054
---------------------------------------------------------------------------------------------------------
  Cash Management Class               1,846,071          1,846,071          4,115,815           4,115,815
---------------------------------------------------------------------------------------------------------
  Reserve Class                           2,986              2,986              8,921               8,921
---------------------------------------------------------------------------------------------------------
  Resource Class                        936,355            936,355          1,860,224           1,860,224
=========================================================================================================
Reacquired:
  Institutional Class            (8,963,683,797)    (8,963,683,797)   (12,821,465,127)    (12,821,465,127)
---------------------------------------------------------------------------------------------------------
  Private Investment Class         (177,939,313)      (177,939,313)      (567,459,749)       (567,459,749)
---------------------------------------------------------------------------------------------------------
  Personal Investment Class         (21,289,328)       (21,289,328)       (33,358,241)        (33,358,241)
---------------------------------------------------------------------------------------------------------
  Cash Management Class          (2,882,492,959)    (2,882,492,959)    (5,495,488,940)     (5,495,488,940)
---------------------------------------------------------------------------------------------------------
  Reserve Class                     (80,239,585)       (80,239,585)      (155,397,442)       (155,397,442)
---------------------------------------------------------------------------------------------------------
  Resource Class                   (796,458,676)      (796,458,676)    (1,471,211,176)     (1,471,211,176)
=========================================================================================================
                                   (281,185,241)   $  (281,185,241)       739,334,084    $    739,334,084
_________________________________________________________________________________________________________
=========================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 50% of the outstanding shares of the Fund. The Fund's principle underwriter may have an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                         RESOURCE CLASS
                          ----------------------------------------------------------------------------
                                                                                           APRIL 6,
                                                                                             1999
                            SIX MONTHS                                                    (DATE SALES
                              ENDED                     YEAR ENDED MARCH 31,             COMMENCED) TO
                          SEPTEMBER 30,       ----------------------------------------     MARCH 31,
                               2004             2004       2003       2002      2001         2000
------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period        $   1.00         $   1.00   $   1.00   $   1.00   $  1.00      $ 1.00
------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income         0.004             0.01       0.01       0.02      0.04        0.03
======================================================================================================
Less distributions from
  net investment income        (0.004)           (0.01)     (0.01)     (0.02)    (0.04)      (0.03)
======================================================================================================
Net asset value, end of
  period                     $   1.00         $   1.00   $   1.00   $   1.00   $  1.00      $ 1.00
______________________________________________________________________________________________________
======================================================================================================
Total return(a)                  0.38%            0.68%      1.06%      2.00%     3.78%       3.15%
______________________________________________________________________________________________________
======================================================================================================
Ratios/supplemental
  data:
Net assets, end of
  period
  (000s omitted)             $236,177         $299,205   $260,178   $137,307   $15,464      $3,597
______________________________________________________________________________________________________
======================================================================================================
Ratio of expenses to
  average net assets:
  With fee waivers               0.38%(b)         0.38%      0.38%      0.38%     0.36%       0.36%(c)
------------------------------------------------------------------------------------------------------
  Without fee waivers            0.47%(b)         0.47%      0.47%      0.48%     0.49%       0.49%(c)
______________________________________________________________________________________________________
======================================================================================================
Ratio of net investment
  income to average net
  assets                         0.77%(b)         0.67%      1.04%      1.84%     3.68%       3.09%(c)
____________________________________________________________________________________________________ )
======================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $265,923,048.
(c)  Annualized.

NOTE 9--LEGAL PROCEEDINGS

Terms used in this Legal Proceedings Note are defined terms solely for the purpose of this note.

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI will be paid by November 7, 2004.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the direction of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the New York Stock Exchange, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal and state securities laws;
(ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

ITEM 2.  CODE OF ETHICS.

                  There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

                  Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                  Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

                  Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

                  Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                  Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                  Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                  Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

                  There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

 (a) As of September 21, 2004, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of September 21, 2004, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

 (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting. However, on September 20, 2004, the Registrant appointed
                  Chief Compliance Officer ("Registrant CCO") who reports to the Registrant's Board of Trustees. The Registrant CCO also serves as Chief Compliance Officer of A I M Advisors, Inc. ("AIM"), the investment advisor for the series portfolios of the Registrant. The Registrant CCO is a member of the Disclosure Controls Committee ("DCC") for the Registrant, which reports to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"). The DCC is made up of employees of AIM some of whom are officers of the Registrant. Among other things, the DCC assists the PEO and PFO in their responsibilities related to internal control over financial reporting. The addition of the Registrant CCO is expected to enhance the Registrant's internal control over financial reporting.


ITEM 12.     EXHIBITS.

 12(a) (1)        Not applicable.

 12(a) (2)        Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

 12(a) (3)        Not applicable.

 12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     Tax-Free Investments Trust

By:      /s/ ROBERT H. GRAHAM
         ---------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    December 2, 2004


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:      /s/ ROBERT H. GRAHAM
         ---------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    December 2, 2004


By:      /s/ SIDNEY M. DILGREN
         ---------------------------
         Sidney M. Dilgren
         Principal Financial Officer

Date:    December 2, 2004

                                  EXHIBIT INDEX


12(a) (1)      Not applicable.

12(a) (2)      Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the
               Investment Company Act of 1940.

12(a) (3)      Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.